UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: July 31, 2013
Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Common Stock	9,847,089,907	15,566,661,530
3.6%	Short-Term Investments	588,268,814	588,268,814

99.8%	Total Investments	10,435,358,721	16,154,930,344
0.1%	Collateral Invested for Securities on Loan	19,450,704	19,450,704
0.1%	Other Assets and Liabilities, Net		5,950,248

100.0%	Net Assets		16,180,331,296

	Number	Value
Security	of Shares	($)

Common Stock 96.2% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc. *	120,700	11,518,401
Delphi Automotive plc	313,200	16,825,104
Ford Motor Co.	4,079,397	68,860,221
General Motors Co. *	785,000	28,157,950
Harley-Davidson, Inc.	231,470	13,140,552
Johnson Controls, Inc.	700,459	28,165,457
The Goodyear Tire & Rubber Co. *	233,336	4,316,716

		170,984,401

Banks 2.9%
BB&T Corp.	718,913	25,658,005
Comerica, Inc.	188,270	8,009,006
Fifth Third Bancorp	904,029	17,384,478
Hudson City Bancorp, Inc.	481,992	4,607,844
Huntington Bancshares, Inc.	821,893	7,027,185
KeyCorp	941,198	11,567,323
M&T Bank Corp.	129,198	15,098,078
People’s United Financial, Inc.	343,300	5,149,500
Regions Financial Corp.	1,567,445	15,690,124
SunTrust Banks, Inc.	560,816	19,510,789
The PNC Financial Services Group, Inc.	549,378	41,780,197
U.S. Bancorp	1,943,628	72,536,197
Wells Fargo & Co.	5,111,309	222,341,941
Zions Bancorp	178,698	5,296,609

		471,657,276

Capital Goods 7.6%
3M Co.	658,919	77,376,858
Caterpillar, Inc.	682,262	56,566,342
Cummins, Inc.	182,562	22,124,689
Danaher Corp.	603,774	40,658,141
Deere & Co.	411,386	34,173,835
Dover Corp.	174,270	14,924,483
Eaton Corp. plc	501,538	34,581,045
Emerson Electric Co.	755,015	46,335,271
Fastenal Co.	283,398	13,889,336
Flowserve Corp.	150,300	8,519,004
Fluor Corp.	160,582	10,046,010
General Dynamics Corp.	339,860	29,003,652
General Electric Co.	10,729,952	261,488,930
Honeywell International, Inc.	816,429	67,747,278
Illinois Tool Works, Inc.	426,236	30,706,041
Ingersoll-Rand plc	277,800	16,959,690
Jacobs Engineering Group, Inc. *	137,934	8,165,693
Joy Global, Inc.	113,200	5,603,400
L-3 Communications Holdings, Inc.	105,783	9,853,686
Lockheed Martin Corp.	274,891	33,019,907
Masco Corp.	347,388	7,128,402
Northrop Grumman Corp.	242,467	22,321,512
PACCAR, Inc.	379,550	21,357,279
Pall Corp.	126,730	8,866,031
Parker Hannifin Corp.	155,336	16,043,102
Pentair Ltd.	208,982	12,764,621
Precision Castparts Corp.	149,327	33,108,782
Quanta Services, Inc. *	231,900	6,217,239
Raytheon Co.	331,388	23,806,914
Rockwell Automation, Inc.	142,421	13,793,474
Rockwell Collins, Inc.	147,405	10,490,814
Roper Industries, Inc.	102,800	12,948,688
Snap-on, Inc.	58,282	5,528,048
Stanley Black & Decker, Inc.	166,181	14,062,236
Textron, Inc.	292,004	7,995,070
The Boeing Co.	708,554	74,469,025
United Technologies Corp.	875,835	92,461,901
W.W. Grainger, Inc.	61,727	16,181,116
Xylem, Inc.	173,800	4,332,834

		1,225,620,379

Commercial & Professional Supplies 0.6%
Cintas Corp.	111,376	5,291,474
Equifax, Inc.	119,661	7,566,165
Iron Mountain, Inc.	162,560	4,519,168
Nielsen Holdings N.V.	217,500	7,268,850
Pitney Bowes, Inc. (b)	196,591	3,245,717
Republic Services, Inc.	299,934	10,170,762
Robert Half International, Inc.	139,442	5,192,820
Stericycle, Inc. *	89,400	10,365,036
The ADT Corp. *	227,100	9,102,168
The Dun & Bradstreet Corp.	46,500	4,818,795
Tyco International Ltd.	480,900	16,740,129

 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Waste Management, Inc.	454,916	19,120,120

		103,401,204

Consumer Durables & Apparel 1.1%
Coach, Inc.	299,728	15,924,549
D.R. Horton, Inc.	285,216	5,732,841
Fossil Group, Inc. *	54,900	6,033,510
Garmin Ltd.	107,000	4,288,560
Harman International Industries, Inc.	64,756	3,919,681
Hasbro, Inc.	121,717	5,598,982
Leggett & Platt, Inc.	157,894	4,959,450
Lennar Corp., Class A	171,818	5,819,476
Mattel, Inc.	357,094	15,008,661
Newell Rubbermaid, Inc.	327,150	8,839,593
NIKE, Inc., Class B	742,124	46,694,442
PulteGroup, Inc. *	328,586	5,464,385
PVH Corp.	84,100	11,083,539
Ralph Lauren Corp.	62,826	11,438,101
VF Corp.	90,291	17,787,327
Whirlpool Corp.	83,322	11,160,149

		179,753,246

Consumer Services 1.8%
Carnival Corp.	456,921	16,919,785
Chipotle Mexican Grill, Inc. *	33,959	14,000,277
Darden Restaurants, Inc.	128,248	6,290,565
H&R Block, Inc.	286,205	8,995,423
International Game Technology	280,660	5,183,790
Marriott International, Inc., Class A	254,872	10,595,029
McDonald’s Corp.	1,040,338	102,036,351
Starbucks Corp.	776,962	55,350,773
Starwood Hotels & Resorts Worldwide, Inc.	192,168	12,711,913
Wyndham Worldwide Corp.	148,464	9,249,307
Wynn Resorts Ltd.	78,500	10,450,705
Yum! Brands, Inc.	459,685	33,520,230

		285,304,148

Diversified Financials 7.0%
American Express Co.	986,541	72,777,130
Ameriprise Financial, Inc.	215,714	19,198,546
Bank of America Corp.	11,186,811	163,327,441
BlackRock, Inc.	127,800	36,034,488
Capital One Financial Corp.	606,174	41,838,130
Citigroup, Inc.	3,157,647	164,639,715
CME Group, Inc.	313,485	23,191,620
Discover Financial Services	524,873	25,986,462
E*TRADE Financial Corp. *	358,319	5,338,953
Franklin Resources, Inc.	418,005	20,432,084
IntercontinentalExchange, Inc. *	71,958	13,128,737
Invesco Ltd.	461,447	14,853,979
JPMorgan Chase & Co.	3,929,131	218,970,471
Legg Mason, Inc.	143,998	4,952,091
Leucadia National Corp.	290,151	7,784,751
Moody’s Corp.	211,829	14,355,651
Morgan Stanley	1,403,854	38,198,867
Northern Trust Corp.	225,818	13,219,386
NYSE Euronext	245,500	10,350,280
SLM Corp.	494,418	12,217,069
State Street Corp.	466,026	32,468,031
T. Rowe Price Group, Inc.	264,179	19,876,828
The Bank of New York Mellon Corp.	1,192,373	37,500,131
The Charles Schwab Corp. (a)	1,128,281	24,923,727
The Goldman Sachs Group, Inc.	446,969	73,316,325
The McGraw Hill Financial, Inc.	297,567	18,407,495
The NASDAQ OMX Group, Inc.	119,900	3,884,760

		1,131,173,148

Energy 10.1%
Anadarko Petroleum Corp.	514,409	45,535,485
Apache Corp.	406,606	32,630,131
Baker Hughes, Inc.	452,863	21,479,292
Cabot Oil & Gas Corp.	217,100	16,460,522
Cameron International Corp. *	256,300	15,198,590
Chesapeake Energy Corp.	577,766	13,461,948
Chevron Corp.	2,012,034	253,294,960
ConocoPhillips	1,268,790	82,293,719
CONSOL Energy, Inc.	240,418	7,460,171
Denbury Resources, Inc. *	377,200	6,601,000
Devon Energy Corp.	387,858	21,336,069
Diamond Offshore Drilling, Inc.	65,300	4,403,832
Ensco plc, Class A	238,200	13,658,388
EOG Resources, Inc.	285,606	41,552,817
EQT Corp.	154,600	13,372,900
Exxon Mobil Corp.	4,614,041	432,566,344
FMC Technologies, Inc. *	246,300	13,127,790
Halliburton Co.	985,468	44,533,299
Helmerich & Payne, Inc.	118,300	7,476,560
Hess Corp.	305,040	22,713,278
Kinder Morgan, Inc.	647,644	24,455,037
Marathon Oil Corp.	721,452	26,231,994
Marathon Petroleum Corp.	335,326	24,589,456
Murphy Oil Corp.	184,892	12,520,886
Nabors Industries Ltd.	287,890	4,430,627
National Oilwell Varco, Inc.	450,124	31,585,201
Newfield Exploration Co. *	145,600	3,581,760
Noble Corp.	258,800	9,886,160
Noble Energy, Inc.	366,368	22,894,336
Occidental Petroleum Corp.	837,550	74,583,827
Peabody Energy Corp.	261,564	4,331,500
Phillips 66	655,595	40,319,092
Pioneer Natural Resources Co.	141,700	21,929,492
QEP Resources, Inc.	186,091	5,673,915
Range Resources Corp.	178,200	14,095,620
Rowan Cos. plc, Class A *	126,263	4,337,134
Schlumberger Ltd.	1,373,915	111,740,507
Southwestern Energy Co. *	366,500	14,216,535
Spectra Energy Corp.	715,309	25,743,971
Tesoro Corp.	138,207	7,857,068
The Williams Cos., Inc.	705,698	24,113,701
Valero Energy Corp.	568,940	20,350,984
WPX Energy, Inc. *	182,099	3,498,122

		1,642,124,020

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	453,192	53,154,889

2

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CVS Caremark Corp.	1,270,551	78,126,181
Safeway, Inc.	266,496	6,872,932
Sysco Corp.	615,857	21,253,225
The Kroger Co.	536,147	21,054,493
Wal-Mart Stores, Inc.	1,717,002	133,823,136
Walgreen Co.	898,511	45,150,178
Whole Foods Market, Inc.	346,032	19,232,458

		378,667,492

Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	2,084,391	73,078,748
Archer-Daniels-Midland Co.	683,899	24,941,797
Beam, Inc.	161,179	10,475,023
Brown-Forman Corp., Class B	168,992	12,253,610
Campbell Soup Co.	188,711	8,831,675
Coca-Cola Enterprises, Inc.	295,862	11,106,660
ConAgra Foods, Inc.	425,949	15,423,613
Constellation Brands, Inc., Class A *	175,065	9,119,136
Dr Pepper Snapple Group, Inc.	203,200	9,497,568
General Mills, Inc.	659,380	34,287,760
Hormel Foods Corp.	144,300	6,111,105
Kellogg Co.	268,934	17,814,188
Kraft Foods Group, Inc.	616,918	34,905,220
Lorillard, Inc.	389,091	16,548,040
McCormick & Co., Inc. - Non Voting Shares	132,602	9,495,629
Mead Johnson Nutrition Co.	205,300	14,954,052
Molson Coors Brewing Co., Class B	164,430	8,231,366
Mondelez International, Inc., Class A	1,851,754	57,904,348
Monster Beverage Corp. *	148,900	9,081,411
PepsiCo, Inc.	1,604,763	134,061,901
Philip Morris International, Inc.	1,691,546	150,852,072
Reynolds American, Inc.	327,596	16,193,070
The Coca-Cola Co.	3,974,656	159,304,213
The Hershey Co.	155,128	14,716,993
The JM Smucker Co.	106,275	11,958,063
Tyson Foods, Inc., Class A	277,090	7,653,226

		878,800,487

Health Care Equipment & Services 4.1%
Abbott Laboratories	1,612,386	59,061,699
Aetna, Inc.	401,775	25,781,902
AmerisourceBergen Corp.	247,246	14,407,024
Baxter International, Inc.	572,589	41,821,901
Becton, Dickinson & Co.	202,390	20,991,891
Boston Scientific Corp. *	1,434,274	15,662,272
C.R. Bard, Inc.	74,873	8,580,446
Cardinal Health, Inc.	348,833	17,473,045
CareFusion Corp. *	231,766	8,939,215
Cerner Corp. *	295,200	14,464,800
Cigna Corp.	293,308	22,828,162
Covidien plc	497,200	30,642,436
DaVita HealthCare Partners, Inc. *	87,800	10,220,798
DENTSPLY International, Inc.	132,400	5,677,312
Edwards Lifesciences Corp. *	115,800	8,265,804
Express Scripts Holding Co. *	847,095	55,527,077
Humana, Inc.	159,403	14,547,118
Intuitive Surgical, Inc. *	41,131	15,958,828
Laboratory Corp. of America Holdings *	89,691	8,676,707
McKesson Corp.	234,575	28,772,969
Medtronic, Inc.	1,049,439	57,971,010
Patterson Cos., Inc.	83,947	3,432,593
Quest Diagnostics, Inc.	156,880	9,147,673
St. Jude Medical, Inc.	301,387	15,789,665
Stryker Corp.	298,440	21,028,082
Tenet Healthcare Corp. *	112,904	5,041,164
UnitedHealth Group, Inc.	1,058,510	77,112,453
Varian Medical Systems, Inc. *	110,706	8,026,185
WellPoint, Inc.	313,629	26,834,097
Zimmer Holdings, Inc.	177,223	14,794,576

		667,478,904

Household & Personal Products 2.2%
Avon Products, Inc.	481,920	11,016,691
Colgate-Palmolive Co.	901,794	53,990,407
Kimberly-Clark Corp.	401,195	39,638,066
The Clorox Co.	133,057	11,434,918
The Estee Lauder Cos., Inc., Class A	250,252	16,429,044
The Procter & Gamble Co.	2,844,090	228,380,427

		360,889,553

Insurance 4.2%
ACE Ltd.	353,000	32,257,140
Aflac, Inc.	479,473	29,573,895
American International Group, Inc. *	1,532,054	69,723,777
Aon plc	311,450	21,022,875
Assurant, Inc.	89,346	4,838,979
Berkshire Hathaway, Inc., Class B *	1,893,030	219,345,386
Cincinnati Financial Corp.	155,203	7,604,947
Genworth Financial, Inc., Class A *	496,064	6,443,871
Hartford Financial Services Group, Inc.	473,095	14,599,712
Lincoln National Corp.	294,671	12,278,941
Loews Corp.	308,816	14,066,569
Marsh & McLennan Cos., Inc.	564,079	23,617,988
MetLife, Inc.	1,136,277	55,018,532
Principal Financial Group, Inc.	271,367	11,766,473
Prudential Financial, Inc.	474,731	37,489,507
The Allstate Corp.	501,310	25,556,784
The Chubb Corp.	267,893	23,172,744
The Progressive Corp.	600,020	15,606,520
The Travelers Cos., Inc.	387,560	32,380,638
Torchmark Corp.	95,511	6,788,922
Unum Group	276,440	8,746,562
XL Group plc	312,199	9,787,439

		681,688,201

Materials 3.2%
Air Products & Chemicals, Inc.	213,301	23,173,021
Airgas, Inc.	75,000	7,740,750

 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alcoa, Inc.	1,054,364	8,382,194
Allegheny Technologies, Inc.	101,170	2,789,257
Avery Dennison Corp.	103,076	4,610,589
Ball Corp.	152,738	6,841,135
Bemis Co., Inc.	116,535	4,800,077
CF Industries Holdings, Inc.	66,225	12,980,762
Cliffs Natural Resources, Inc. (b)	136,800	2,668,968
E.I. du Pont de Nemours & Co.	954,804	55,082,643
Eastman Chemical Co.	172,716	13,891,548
Ecolab, Inc.	286,628	26,409,904
FMC Corp.	136,000	8,997,760
Freeport-McMoRan Copper & Gold, Inc.	1,065,240	30,124,987
International Flavors & Fragrances, Inc.	80,543	6,498,209
International Paper Co.	451,389	21,806,603
LyondellBasell Industries N.V., Class A	388,700	26,707,577
MeadWestvaco Corp.	181,650	6,711,968
Monsanto Co.	554,000	54,724,120
Newmont Mining Corp.	512,646	15,379,380
Nucor Corp.	331,100	15,488,858
Owens-Illinois, Inc. *	157,500	4,685,625
PPG Industries, Inc.	147,048	23,592,381
Praxair, Inc.	313,679	37,694,805
Sealed Air Corp.	183,368	4,994,944
Sigma-Aldrich Corp.	127,254	10,633,344
The Dow Chemical Co.	1,255,235	43,983,434
The Mosaic Co.	283,200	11,636,688
The Sherwin-Williams Co.	88,636	15,437,732
United States Steel Corp. (b)	134,613	2,335,536
Vulcan Materials Co.	151,071	7,127,530

		517,932,329

Media 3.6%
Cablevision Systems Corp., Class A	220,000	4,111,800
CBS Corp., Class B - Non Voting Shares	588,236	31,082,390
Comcast Corp., Class A	2,732,664	123,188,493
DIRECTV *	572,202	36,203,221
Discovery Communications, Inc., Class A *	250,100	19,937,972
Gannett Co., Inc.	237,514	6,118,361
News Corp., Class A *	516,400	8,226,252
Omnicom Group, Inc.	267,347	17,182,392
Scripps Networks Interactive, Class A	91,193	6,453,729
The Interpublic Group of Cos., Inc.	454,565	7,477,594
The Walt Disney Co.	1,868,883	120,823,286
The Washington Post Co., Class B	5,369	2,885,086
Time Warner Cable, Inc.	300,201	34,243,928
Time Warner, Inc.	972,574	60,552,457
Twenty-First Century Fox, Inc.	2,065,601	61,720,158
Viacom Inc., Class B	467,853	34,045,663

		574,252,782

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	1,643,486	74,745,743
Actavis, Inc. *	132,546	17,796,951
Agilent Technologies, Inc.	376,466	16,839,324
Alexion Pharmaceuticals, Inc. *	195,700	22,746,211
Allergan, Inc.	314,658	28,671,637
Amgen, Inc.	778,259	84,277,667
Biogen Idec, Inc. *	246,291	53,723,456
Bristol-Myers Squibb Co.	1,704,464	73,701,023
Celgene Corp. *	428,713	62,960,791
Eli Lilly & Co.	1,021,623	54,258,398
Forest Laboratories, Inc. *	231,064	10,065,148
Gilead Sciences, Inc. *	1,582,850	97,266,133
Hospira, Inc. *	157,282	6,401,377
Johnson & Johnson	2,914,825	272,536,137
Life Technologies Corp. *	173,435	12,938,252
Merck & Co., Inc.	3,133,414	150,936,552
Mylan, Inc. *	404,751	13,583,444
PerkinElmer, Inc.	105,660	3,601,949
Perrigo Co.	95,800	11,916,562
Pfizer, Inc.	6,924,833	202,412,869
Regeneron Pharmaceuticals, Inc. *	78,400	21,172,704
Thermo Fisher Scientific, Inc.	377,137	34,360,952
Waters Corp. *	92,152	9,301,823
Zoetis, Inc.	518,900	15,468,409

		1,351,683,512

Real Estate 2.0%
American Tower Corp.	419,700	29,710,563
Apartment Investment & Management Co., Class A	149,714	4,398,597
AvalonBay Communities, Inc.	126,199	17,079,773
Boston Properties, Inc.	157,076	16,799,278
CBRE Group, Inc., Class A *	307,440	7,123,385
Equity Residential	345,022	19,321,232
HCP, Inc.	465,300	20,412,711
Health Care REIT, Inc.	307,900	19,856,471
Host Hotels & Resorts, Inc.	763,011	13,627,377
Kimco Realty Corp.	421,159	9,497,136
Plum Creek Timber Co., Inc.	158,777	7,745,142
Prologis, Inc.	536,789	20,591,226
Public Storage	149,078	23,736,199
Simon Property Group, Inc.	319,853	51,195,671
The Macerich Co.	140,000	8,687,000
Ventas, Inc.	297,200	19,537,928
Vornado Realty Trust REIT	178,456	15,134,853
Weyerhaeuser Co.	559,340	15,885,256

		320,339,798

Retailing 4.3%
Abercrombie & Fitch Co., Class A	78,745	3,927,013
Amazon.com, Inc. *	376,680	113,463,550
AutoNation, Inc. *	40,833	1,955,901
AutoZone, Inc. *	36,998	16,596,563
Bed Bath & Beyond, Inc. *	226,869	17,348,672
Best Buy Co., Inc.	296,557	8,923,400
CarMax, Inc. *	225,700	11,068,328

4

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dollar General Corp. *	310,400	16,969,568
Dollar Tree, Inc. *	230,600	12,371,690
Expedia, Inc.	95,113	4,482,676
Family Dollar Stores, Inc.	92,430	6,355,487
GameStop Corp., Class A	146,800	7,202,008
Genuine Parts Co.	158,838	13,023,128
J.C. Penney Co., Inc. *	153,021	2,234,107
Kohl’s Corp.	213,210	11,295,866
L Brands, Inc.	249,635	13,922,144
Lowe’s Cos., Inc.	1,129,788	50,365,949
Macy’s, Inc.	399,926	19,332,423
Netflix, Inc. *	58,300	14,238,026
Nordstrom, Inc.	151,296	9,265,367
O’Reilly Automotive, Inc. *	116,800	14,630,368
PetSmart, Inc.	106,900	7,827,218
Priceline.com, Inc. *	53,158	46,548,866
Ross Stores, Inc.	227,200	15,329,184
Staples, Inc.	715,869	12,184,090
Target Corp.	663,708	47,289,195
The Gap, Inc.	294,662	13,524,986
The Home Depot, Inc.	1,515,850	119,797,625
The TJX Cos., Inc.	765,406	39,831,728
Tiffany & Co.	116,328	9,249,239
TripAdvisor, Inc. *	114,313	8,575,761
Urban Outfitters, Inc. *	111,100	4,728,416

		693,858,542

Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc. (b)*	559,039	2,107,577
Altera Corp.	329,046	11,700,876
Analog Devices, Inc.	314,454	15,521,449
Applied Materials, Inc.	1,262,472	20,590,918
Broadcom Corp., Class A	532,418	14,678,764
First Solar, Inc. *	77,300	3,806,252
Intel Corp.	5,158,405	120,190,837
KLA-Tencor Corp.	185,081	10,851,299
Lam Research Corp. *	181,374	8,927,228
Linear Technology Corp.	230,968	9,368,062
LSI Corp. *	573,376	4,460,865
Microchip Technology, Inc.	208,823	8,298,626
Micron Technology, Inc. *	1,044,275	13,836,644
NVIDIA Corp.	601,582	8,680,828
Teradyne, Inc. *	168,449	2,777,724
Texas Instruments, Inc.	1,171,354	45,917,077
Xilinx, Inc.	269,163	12,567,221

		314,282,247

Software & Services 8.8%
Accenture plc, Class A	674,600	49,792,226
Adobe Systems, Inc. *	512,076	24,210,953
Akamai Technologies, Inc. *	169,341	7,992,895
Autodesk, Inc. *	251,781	8,910,530
Automatic Data Processing, Inc.	498,373	35,927,710
BMC Software, Inc. *	162,339	7,462,724
CA, Inc.	370,925	11,031,309
Citrix Systems, Inc. *	184,808	13,309,872
Cognizant Technology Solutions Corp., Class A *	316,748	22,929,388
Computer Sciences Corp.	162,140	7,727,592
eBay, Inc. *	1,212,069	62,651,847
Electronic Arts, Inc. *	305,892	7,989,899
Fidelity National Information Services, Inc.	299,034	12,906,307
Fiserv, Inc. *	132,652	12,766,428
Google, Inc., Class A *	278,862	247,517,911
International Business Machines Corp.	1,081,590	210,953,314
Intuit, Inc.	284,809	18,204,991
MasterCard, Inc., Class A	107,676	65,748,042
Microsoft Corp.	7,799,331	248,252,706
Oracle Corp.	3,812,886	123,346,862
Paychex, Inc.	331,565	13,076,924
Red Hat, Inc. *	194,100	10,048,557
SAIC, Inc.	252,000	3,853,080
Salesforce.com, Inc. *	549,588	24,044,475
Symantec Corp.	753,650	20,107,382
Teradata Corp. *	161,371	9,540,254
The Western Union Co.	630,625	11,326,025
Total System Services, Inc.	177,100	4,854,311
Verisign, Inc. *	149,825	7,167,628
Visa, Inc., Class A	525,900	93,089,559
Yahoo! Inc. *	1,030,255	28,939,863

		1,425,681,564

Technology Hardware & Equipment 6.2%
Amphenol Corp., Class A	161,800	12,711,008
Apple, Inc.	974,038	440,752,195
Cisco Systems, Inc.	5,545,828	141,695,905
Corning, Inc.	1,500,787	22,796,955
Dell, Inc.	1,522,985	19,296,220
EMC Corp.	2,180,045	57,008,177
F5 Networks, Inc. *	74,000	6,494,240
FLIR Systems, Inc.	149,700	4,860,759
Harris Corp.	129,300	7,379,151
Hewlett-Packard Co.	1,991,408	51,139,357
Jabil Circuit, Inc.	170,686	3,924,071
JDS Uniphase Corp. *	297,881	4,369,914
Juniper Networks, Inc. *	520,465	11,278,477
Molex, Inc.	126,666	3,778,447
Motorola Solutions, Inc.	282,922	15,512,613
NetApp, Inc.	369,974	15,213,331
QUALCOMM, Inc.	1,792,965	115,735,891
SanDisk Corp. *	247,324	13,632,499
Seagate Technology plc	331,100	13,545,301
TE Connectivity Ltd.	449,600	22,947,584
Western Digital Corp.	223,300	14,376,054
Xerox Corp.	1,284,866	12,463,200

		1,010,911,349

Telecommunication Services 2.5%
AT&T, Inc.	5,582,836	196,906,626
CenturyLink, Inc.	645,643	23,146,302
Crown Castle International Corp. *	301,500	21,180,375
Frontier Communications Corp. (b)	1,102,945	4,808,840
Verizon Communications, Inc.	2,968,978	146,905,031
Windstream Corp. (b)	565,074	4,718,368

		397,665,542

 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 1.7%
C.H. Robinson Worldwide, Inc.	178,595	10,647,834
CSX Corp.	1,049,191	26,030,429
Expeditors International of Washington, Inc.	199,300	8,035,776
FedEx Corp.	305,768	32,411,408
Kansas City Southern	113,000	12,175,750
Norfolk Southern Corp.	325,292	23,798,363
Ryder System, Inc.	60,702	3,753,812
Southwest Airlines Co.	753,336	10,418,637
Union Pacific Corp.	484,375	76,817,031
United Parcel Service, Inc., Class B	730,118	63,374,242

		267,463,282

Utilities 3.2%
AGL Resources, Inc.	129,640	5,936,216
Ameren Corp.	257,420	9,218,210
American Electric Power Co., Inc.	504,402	23,379,033
CenterPoint Energy, Inc.	448,566	11,133,408
CMS Energy Corp.	261,884	7,330,133
Consolidated Edison, Inc.	295,865	17,722,313
Dominion Resources, Inc.	607,464	36,028,690
DTE Energy Co.	178,612	12,627,868
Duke Energy Corp.	732,299	51,993,229
Edison International	338,593	16,878,861
Entergy Corp.	186,753	12,605,827
Exelon Corp.	914,293	27,968,223
FirstEnergy Corp.	433,794	16,514,538
Integrys Energy Group, Inc.	86,594	5,438,103
NextEra Energy, Inc.	441,538	38,241,606
NiSource, Inc.	349,362	10,732,401
Northeast Utilities	320,500	14,233,405
NRG Energy, Inc.	320,000	8,582,400
ONEOK, Inc.	231,100	12,236,745
Pepco Holdings, Inc.	250,100	5,139,555
PG&E Corp.	454,006	20,834,335
Pinnacle West Capital Corp.	104,861	6,176,313
PPL Corp.	655,770	20,833,813
Public Service Enterprise Group, Inc.	513,470	17,350,151
SCANA Corp.	157,500	8,175,825
Sempra Energy	232,869	20,406,310
TECO Energy, Inc.	194,819	3,442,452
The AES Corp.	623,349	7,754,462
The Southern Co.	893,525	40,065,661
Wisconsin Energy Corp.	224,900	9,778,652
Xcel Energy, Inc.	543,886	16,289,386

		515,048,124

Total Common Stock
(Cost $9,847,089,907)		15,566,661,530

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.6% of net assets

Time Deposits 3.5%
ANZ
0.03%, 08/01/13	154,835,588	154,835,588
Bank of America
0.03%, 08/01/13	99,647,724	99,647,724
Bank of Tokyo Mitsubishi
0.03%, 08/01/13	36,000,001	36,000,001
BNP Paribas
0.03%, 08/01/13	73,682,324	73,682,324
Citibank
0.03%, 08/01/13	190,602,395	190,602,395
Societe Generale
0.03%, 08/01/13	8,452,094	8,452,094

		563,220,126

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.00%, 09/19/13 (c)(d)	500,000	499,974
0.01%, 09/19/13 (c)(d)	550,000	549,971
0.04%, 09/19/13 (c)(d)	24,000,000	23,998,743

		25,048,688

Total Short-Term Investments
(Cost $588,268,814)		588,268,814

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund 0.01% (e)	19,450,704	19,450,704

Total Collateral Invested for Securities on Loan
(Cost $19,450,704)		19,450,704

End of Collateral Invested for Securities on Loan.

At 07/31/13 tax basis cost of the fund’s investments was $10,478,089,439 and the unrealized appreciation and depreciation were $6,388,901,873 and ($712,060,968), respectively, with a net unrealized appreciation of $5,676,840,905.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $18,875,114.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

6

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/20/13	6,990	587,334,750	16,543,892

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 7

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$15,566,661,530	$—	$—	$15,566,661,530
Short-Term Investments[1]	—	588,268,814	—	588,268,814

Total	$15,566,661,530	$588,268,814	$—	$16,154,930,344

Other Financial Instruments
Collateral Invested for Securities on Loan	$19,450,704	$—	$—	$19,450,704
Futures Contracts[2]	16,543,892	—	—	16,543,892

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46816JUL13

8

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Common Stock	1,520,169,253	2,145,360,268
0.0%	Rights	—	322
0.0%	Warrants	—	1,027
2.2%	Short-Term Investments	47,118,699	47,118,699

100.3%	Total Investments	1,567,287,952	2,192,480,316
4.5%	Collateral Invested for Securities on Loan	97,570,636	97,570,636
(4.8%)	Other Assets and Liabilities, Net		(104,284,375)

100.0%	Net Assets		2,185,766,577

	Number	Value
Security	of Shares	($)

Common Stock 98.1% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	95,800	1,863,310
Cooper Tire & Rubber Co.	88,823	2,979,123
Dana Holding Corp.	212,000	4,632,200
Dorman Products, Inc.	36,000	1,694,880
Drew Industries, Inc.	32,700	1,335,141
Federal-Mogul Corp. *	25,400	395,732
Fuel Systems Solutions, Inc. *	22,300	405,637
Gentherm, Inc. *	45,700	932,280
Modine Manufacturing Co. *	73,100	804,100
Remy International, Inc.	20,000	415,800
Shiloh Industries, Inc.	7,200	92,304
Spartan Motors, Inc.	44,700	270,882
Standard Motor Products, Inc.	28,800	990,432
Stoneridge, Inc. *	42,600	514,608
Superior Industries International, Inc.	31,400	571,794
Tenneco, Inc. *	85,900	4,151,547
Tower International, Inc. *	8,800	196,328
Winnebago Industries, Inc. *	44,000	1,052,480

		23,298,578

Banks 8.7%
1st Source Corp.	20,121	548,901
1st United Bancorp, Inc.	43,000	334,540
Access National Corp.	10,100	153,823
American National Bankshares, Inc.	10,700	255,088
Ameris Bancorp *	31,800	612,150
Ames National Corp. (c)	15,500	354,640
Arrow Financial Corp.	13,871	365,362
Astoria Financial Corp.	130,200	1,588,440
Banc of California, Inc.	23,300	342,976
BancFirst Corp.	10,116	528,864
Banco Latinoamericano de Comercio Exterior, S.A., Class E	41,700	1,050,423
BancorpSouth, Inc.	138,800	2,727,420
Bank Mutual Corp.	61,600	382,536
Bank of Kentucky Financial Corp.	7,700	211,365
Bank of Marin Bancorp	7,100	299,265
Bank of the Ozarks, Inc.	44,300	2,116,654
BankFinancial Corp.	28,200	242,520
Banner Corp.	26,700	990,036
Bar Harbor Bankshares	5,300	208,078
BBCN Bancorp, Inc.	114,400	1,671,384
BBX Capital Corp., Class A *	10,300	146,157
Beneficial Mutual Bancorp, Inc. *	44,503	383,616
Berkshire Hills Bancorp, Inc.	34,300	895,230
BNC Bancorp	26,100	346,347
BofI Holding, Inc. *	17,500	949,375
Boston Private Financial Holdings, Inc.	116,000	1,281,800
Bridge Bancorp, Inc.	11,800	252,992
Bridge Capital Holdings *	12,200	201,178
Brookline Bancorp, Inc.	105,522	1,040,447
Bryn Mawr Bank Corp.	19,300	539,628
C&F Financial Corp. (c)	4,400	237,776
Camden National Corp.	10,300	400,773
Capital Bank Financial Corp., Class A *	35,300	674,230
Capital City Bank Group, Inc. *	15,300	191,556
Capitol Federal Financial, Inc.	212,300	2,677,103
Cardinal Financial Corp.	42,500	695,300
Cascade Bancorp (c)*	17,770	105,376
Cathay General Bancorp	112,422	2,671,147
Center Bancorp, Inc.	16,200	244,134
Centerstate Banks, Inc.	40,200	396,372
Central Pacific Financial Corp. *	29,700	552,123
Century Bancorp, Inc., Class A	4,700	167,179
Charter Financial Corp.	32,459	353,478
Chemical Financial Corp.	38,603	1,152,686
Chemung Financial Corp.	5,100	169,473
Citizens & Northern Corp.	16,300	321,762
City Holding Co.	22,100	978,146
Clifton Savings Bancorp, Inc.	11,400	141,930
CNB Financial Corp.	16,500	295,020
CoBiz Financial, Inc.	49,300	494,972
Columbia Banking System, Inc.	73,000	1,823,540
Community Bank System, Inc.	55,800	1,871,532
Community Trust Bancorp, Inc.	19,800	789,030
CommunityOne Bancorp (c)*	13,700	116,450
ConnectOne Bancorp, Inc. *	2,500	79,650
CU Bancorp (c)*	13,400	237,850
Customers Bancorp, Inc. *	28,500	477,375
CVB Financial Corp.	127,719	1,671,842

 1

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dime Community Bancshares, Inc.	44,600	782,730
Doral Financial Corp. *	8,550	205,285
Eagle Bancorp, Inc. *	30,580	803,337
Enterprise Bancorp, Inc.	8,190	164,701
Enterprise Financial Services Corp.	24,300	450,279
ESB Financial Corp.	20,040	262,724
ESSA Bancorp, Inc.	15,200	172,520
EverBank Financial Corp.	114,700	1,780,144
F.N.B. Corp.	203,937	2,577,764
Farmers Capital Bank Corp. *	10,700	261,294
Federal Agricultural Mortgage Corp., Class C	15,800	491,222
Fidelity Southern Corp.	20,767	320,647
Financial Institutions, Inc.	18,500	372,405
First Bancorp	25,200	398,916
First BanCorp *	96,500	726,645
First Bancorp, Inc.	12,096	216,518
First Busey Corp.	103,200	514,968
First Commonwealth Financial Corp.	146,256	1,098,383
First Community Bancshares, Inc.	24,600	392,616
First Connecticut Bancorp, Inc.	23,900	358,500
First Defiance Financial Corp.	13,000	343,200
First Federal Bancshares of Arkansas, Inc. *	14,100	138,885
First Financial Bancorp	82,689	1,332,120
First Financial Bankshares, Inc. (c)	46,231	2,850,141
First Financial Corp.	17,700	586,932
First Financial Holdings, Inc.	33,664	1,865,646
First Financial Northwest, Inc.	22,000	234,520
First Interstate BancSystem, Inc.	24,600	579,822
First M&F Corp.	11,800	209,214
First Merchants Corp.	39,300	735,696
First Midwest Bancorp, Inc.	106,163	1,621,109
First NBC Bank Holding Co. *	5,900	154,344
First Security Group, Inc. (c)*	89,000	212,710
Firstmerit Corp.	240,515	5,392,346
Flagstar Bancorp, Inc. *	28,300	464,120
Flushing Financial Corp.	47,500	900,600
Fox Chase Bancorp, Inc.	19,500	341,640
Franklin Financial Corp.	15,300	279,531
German American Bancorp, Inc.	16,900	467,623
Glacier Bancorp, Inc.	106,011	2,580,308
Great Southern Bancorp, Inc.	13,600	397,120
Guaranty Bancorp	20,920	262,337
Hampton Roads Bankshares, Inc. (c)*	74,100	125,970
Hancock Holding Co.	121,049	3,965,565
Hanmi Financial Corp. *	45,900	780,300
Heartland Financial USA, Inc.	19,900	557,200
Heritage Commerce Corp. *	27,900	205,065
Heritage Financial Corp.	21,000	333,690
Heritage Oaks Bancorp *	27,600	183,540
Hingham Institution for Savings	1,800	129,366
Home Bancorp, Inc. *	9,400	171,550
Home Bancshares, Inc.	65,180	1,780,718
Home Federal Bancorp, Inc.	22,200	311,244
Home Loan Servicing Solutions Ltd.	101,300	2,535,539
HomeStreet, Inc.	18,500	401,450
HomeTrust Bancshares, Inc. *	29,400	477,162
Horizon Bancorp	12,400	297,228
Hudson Valley Holding Corp.	20,900	433,048
IBERIABANK Corp.	43,300	2,546,040
Independent Bank Corp.	33,000	1,228,920
Independent Bank Group, Inc. *	5,400	187,812
International Bancshares Corp.	77,800	1,883,538
Intervest Bancshares Corp. *	25,500	188,700
Investors Bancorp, Inc.	66,400	1,474,080
Kearny Financial Corp. *	22,000	227,920
Lakeland Bancorp, Inc.	41,250	463,650
Lakeland Financial Corp.	23,200	731,960
LCNB Corp. (c)	8,600	187,910
Macatawa Bank Corp. (c)*	33,800	175,422
MainSource Financial Group, Inc.	27,000	390,420
MB Financial, Inc.	77,324	2,225,385
Mercantile Bank Corp.	11,800	235,646
Merchants Bancshares, Inc.	9,946	308,724
Meridian Interstate Bancorp, Inc. *	11,800	241,428
Meta Financial Group, Inc.	7,800	229,476
Metro Bancorp, Inc. *	18,600	406,596
MetroCorp Bancshares, Inc.	21,700	232,190
MGIC Investment Corp. *	462,200	3,531,208
Middleburg Financial Corp.	7,400	154,512
MidSouth Bancorp, Inc.	10,200	166,260
MidWestOne Financial Group, Inc.	9,300	242,637
NASB Financial, Inc. (c)*	5,800	169,012
National Bank Holdings Corp., Class A	74,500	1,490,000
National Bankshares, Inc.	9,300	355,725
National Penn Bancshares, Inc.	166,778	1,799,535
NBT Bancorp, Inc.	62,523	1,411,144
NewBridge Bancorp *	36,000	294,840
Northfield Bancorp, Inc.	82,986	972,596
Northrim BanCorp, Inc.	8,900	227,128
Northwest Bancshares, Inc.	140,909	1,947,362
OceanFirst Financial Corp.	19,600	334,768
OFG Bancorp	63,500	1,172,845
Old National Bancorp	147,983	2,132,435
OmniAmerican Bancorp, Inc. *	15,900	375,876
Oritani Financial Corp.	67,950	1,104,867
Pacific Continental Corp.	24,700	304,551
Pacific Premier Bancorp, Inc. *	22,000	286,660
PacWest Bancorp	54,051	1,914,486
Palmetto Bancshares, Inc. (c)*	7,300	97,893
Park National Corp. (c)	16,853	1,329,702
Park Sterling Corp. *	62,100	416,070
Peapack-Gladstone Financial Corp.	12,200	238,632
Penns Woods Bancorp, Inc.	5,100	234,294
PennyMac Financial Services, Inc., Class A *	18,200	356,720
Peoples Bancorp, Inc.	14,100	317,109
Pinnacle Financial Partners, Inc. *	51,932	1,479,023
Preferred Bank *	16,100	273,539
PrivateBancorp, Inc.	91,076	2,148,483
Prosperity Bancshares, Inc.	85,900	5,069,818
Provident Financial Holdings, Inc.	13,400	234,500
Provident Financial Services, Inc.	89,751	1,596,670
Provident New York Bancorp	60,100	652,085
Radian Group, Inc.	247,200	3,473,160
Renasant Corp.	36,300	994,620
Republic Bancorp, Inc., Class A	13,300	348,061

2

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rockville Financial, Inc.	39,500	517,450
Roma Financial Corp. *	10,100	192,910
S&T Bancorp, Inc.	41,981	1,027,695
S.Y. Bancorp, Inc.	19,900	549,837
Sandy Spring Bancorp, Inc.	34,900	852,956
Seacoast Banking Corp. of Florida *	97,100	229,156
Sierra Bancorp	15,900	250,902
Simmons First National Corp., Class A	23,200	634,520
Southside Bancshares, Inc.	26,565	663,859
Southwest Bancorp, Inc. *	26,000	388,960
State Bank Financial Corp.	44,800	715,008
StellarOne Corp.	30,800	652,344
Sterling Bancorp	41,400	560,970
Sterling Financial Corp.	48,400	1,284,052
Suffolk Bancorp *	16,500	299,475
Sun Bancorp, Inc. *	50,400	167,328
Susquehanna Bancshares, Inc.	273,708	3,640,316
Taylor Capital Group, Inc. *	22,200	497,946
Territorial Bancorp, Inc.	16,000	363,840
Texas Capital Bancshares, Inc. *	58,100	2,642,969
The Bancorp, Inc. *	45,800	687,000
The First of Long Island Corp.	10,200	366,996
Tompkins Financial Corp.	20,600	929,678
TowneBank (c)	35,879	572,988
Tree.com, Inc.	8,300	156,787
TriCo Bancshares	21,900	474,354
Tristate Capital Holdings, Inc. *	9,300	124,434
TrustCo Bank Corp.	131,702	782,310
Trustmark Corp.	95,877	2,585,803
UMB Financial Corp.	47,300	2,828,540
Umpqua Holdings Corp.	164,895	2,776,832
Union First Market Bankshares Corp.	30,600	676,260
United Bankshares, Inc. (c)	72,322	2,048,159
United Community Banks, Inc. *	64,700	881,861
United Community Financial Corp. *	56,500	261,030
United Financial Bancorp, Inc.	29,400	458,934
Univest Corp. of Pennsylvania	22,500	456,525
VantageSouth Bancshares, Inc. *	13,000	65,650
ViewPoint Financial Group, Inc.	56,900	1,227,333
Virginia Commerce Bancorp, Inc. *	36,800	553,104
Walker & Dunlop, Inc. *	23,500	433,340
Washington Banking Co.	20,500	298,275
Washington Trust Bancorp, Inc.	21,000	679,140
Waterstone Financial, Inc. *	20,600	224,128
Webster Financial Corp.	128,700	3,505,788
WesBanco, Inc.	35,498	1,045,416
West Bancorp, Inc.	20,800	284,544
Westamerica Bancorp	38,500	1,847,615
Western Alliance Bancorp *	108,500	1,923,705
Westfield Financial, Inc.	37,600	261,696
Wilshire Bancorp, Inc.	90,100	791,979
Wintrust Financial Corp.	52,055	2,129,570
WSFS Financial Corp.	10,500	625,065
Yadkin Financial Corp. *	20,500	319,595

		190,630,807

Capital Goods 8.8%
AAON, Inc.	40,725	878,438
AAR Corp.	56,097	1,359,791
Accuride Corp. *	65,000	371,800
Aceto Corp.	35,700	554,064
Actuant Corp., Class A	106,148	3,748,086
Acuity Brands, Inc.	60,900	5,267,850
Aegion Corp. *	55,000	1,255,100
Aerovironment, Inc. *	24,300	549,423
Aircastle Ltd.	97,600	1,715,808
Alamo Group, Inc.	10,500	437,535
Albany International Corp., Class A	39,000	1,345,890
Altra Holdings, Inc.	38,200	952,708
Ameresco, Inc., Class A *	27,700	253,178
American Railcar Industries, Inc.	13,000	467,090
American Science & Engineering, Inc.	12,200	741,638
American Superconductor Corp. (c)*	59,800	150,098
American Woodmark Corp. *	15,700	544,633
Ampco-Pittsburgh Corp.	11,400	219,336
API Technologies Corp. *	44,400	135,420
Apogee Enterprises, Inc.	40,100	1,073,076
Applied Industrial Technologies, Inc.	60,366	3,148,691
Argan, Inc.	19,900	315,415
Astec Industries, Inc.	28,095	983,325
Astronics Corp. *	19,300	762,543
AZZ, Inc.	36,100	1,365,663
Barnes Group, Inc.	77,640	2,562,120
Beacon Roofing Supply, Inc. *	69,382	2,830,092
Blount International, Inc. *	68,262	899,693
BlueLinx Holdings, Inc. *	138,964	257,083
Brady Corp., Class A	65,829	2,190,131
Briggs & Stratton Corp.	69,593	1,409,258
Builders FirstSource, Inc. *	60,900	359,310
CAI International, Inc. *	24,500	514,255
Capstone Turbine Corp. (c)*	409,800	602,406
Chart Industries, Inc. *	43,000	4,889,100
CIRCOR International, Inc.	24,300	1,276,236
CLARCOR, Inc.	70,800	3,892,584
Coleman Cable, Inc.	11,200	243,376
Columbus McKinnon Corp. *	30,600	676,872
Comfort Systems USA, Inc.	50,800	784,860
Commercial Vehicle Group, Inc. *	33,500	242,540
Cubic Corp.	28,315	1,431,323
Curtiss-Wright Corp.	68,600	2,787,904
DigitalGlobe, Inc. *	106,135	3,438,774
Douglas Dynamics, Inc.	30,400	436,848
Ducommun, Inc. *	15,100	344,884
DXP Enterprises, Inc. *	13,500	931,500
Dycom Industries, Inc. *	47,200	1,249,856
Dynamic Materials Corp.	17,900	347,081
Edgen Group, Inc. *	20,600	161,710
EMCOR Group, Inc.	96,800	3,995,904
Encore Wire Corp.	29,441	1,227,984
Energy Recovery, Inc. *	61,300	267,881
EnerSys, Inc.	69,178	3,660,900
Engility Holdings, Inc. *	24,500	798,455
Enphase Energy, Inc. (c)*	32,800	208,280
EnPro Industries, Inc. *	28,800	1,636,704

 3

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Erickson Air-Crane, Inc. (c)*	5,400	100,710
ESCO Technologies, Inc.	37,769	1,307,941
Esterline Technologies Corp. *	44,000	3,583,360
Federal Signal Corp. *	94,400	915,680
Flow International Corp. *	63,400	244,724
Franklin Electric Co., Inc.	66,236	2,467,953
FreightCar America, Inc.	16,000	291,360
FuelCell Energy, Inc. (c)*	215,500	262,910
Furmanite Corp. *	49,500	370,755
GenCorp, Inc. (c)*	89,400	1,565,394
Generac Holdings, Inc.	73,500	3,186,225
General Cable Corp.	70,900	2,234,768
Gibraltar Industries, Inc. *	46,000	708,400
Global Brass & Copper Holdings, Inc. *	11,500	214,245
Global Power Equipment Group, Inc.	23,600	426,688
GrafTech International Ltd. *	166,600	1,252,832
Graham Corp.	13,200	431,508
Granite Construction, Inc.	54,500	1,648,625
Great Lakes Dredge & Dock Corp.	85,200	655,188
Griffon Corp.	63,821	759,470
H&E Equipment Services, Inc.	40,500	925,020
Hardinge, Inc.	16,000	253,120
HEICO Corp.	76,645	4,353,436
Houston Wire & Cable Co.	23,800	352,954
Hurco Cos., Inc.	8,600	245,100
Hyster-Yale Materials Handling, Inc.	15,554	1,011,166
II-VI, Inc. *	76,900	1,359,592
Innovative Solutions & Support, Inc.	17,900	138,009
Insteel Industries, Inc.	23,600	396,480
John Bean Technologies Corp.	40,900	969,739
Kadant, Inc.	16,500	540,210
Kaman Corp.	37,349	1,414,033
Kaydon Corp.	47,235	1,373,594
Kratos Defense & Security Solutions, Inc. *	62,600	421,924
L.B. Foster Co., Class A	14,500	673,960
Layne Christensen Co. *	28,311	548,667
Lindsay Corp.	18,000	1,351,800
LMI Aerospace, Inc. *	12,300	227,427
LSI Industries, Inc.	26,100	212,976
Lydall, Inc. *	23,000	357,880
Manitex International, Inc. *	17,500	201,950
MasTec, Inc. *	84,673	2,794,209
Meritor, Inc. *	145,700	1,184,541
Met-Pro Corp.	19,600	267,540
Michael Baker Corp.	11,200	452,480
Middleby Corp. *	26,752	4,787,003
Miller Industries, Inc.	15,800	262,122
Moog, Inc., Class A *	65,300	3,672,472
Mueller Industries, Inc.	40,124	2,202,406
Mueller Water Products, Inc., Class A	224,900	1,740,726
MYR Group, Inc. *	29,000	626,400
National Presto Industries, Inc.	7,100	526,394
NCI Building Systems, Inc. *	26,400	374,352
NN, Inc.	22,500	276,750
Nortek, Inc. *	12,800	864,128
Northwest Pipe Co. *	12,500	372,500
Omega Flex, Inc.	10,802	194,544
Orbital Sciences Corp. *	86,636	1,606,231
Orion Marine Group, Inc. *	36,200	455,034
Patrick Industries, Inc. *	9,500	236,645
PGT, Inc. *	47,300	473,000
Pike Electric Corp.	37,000	451,770
Ply Gem Holdings, Inc. *	22,500	421,650
PMFG, Inc. *	27,700	210,520
Polypore International, Inc. *	66,500	2,792,335
Powell Industries, Inc. *	13,000	639,600
Power Solutions International, Inc. *	3,000	131,430
PowerSecure International, Inc. *	27,000	439,560
Preformed Line Products Co.	3,300	240,735
Primoris Services Corp.	50,300	1,046,240
Proto Labs, Inc. *	24,300	1,644,381
Quanex Building Products Corp.	55,404	942,976
Raven Industries, Inc.	53,000	1,624,980
RBC Bearings, Inc. *	32,800	1,799,408
Revolution Lighting Technologies, Inc. (c)*	42,300	176,814
Rexnord Corp. *	43,200	819,504
Rush Enterprises, Inc., Class A *	48,087	1,198,328
Simpson Manufacturing Co., Inc.	57,194	1,888,546
Sparton Corp. *	14,600	259,442
Standex International Corp.	17,600	1,038,928
Sterling Construction Co., Inc. *	22,000	216,040
Sun Hydraulics Corp.	30,150	948,218
TAL International Group, Inc. *	48,200	1,940,050
Taser International, Inc. *	76,200	676,656
Tecumseh Products Co., Class A *	26,300	301,924
Teledyne Technologies, Inc. *	53,300	4,273,061
Tennant Co.	26,700	1,377,720
Textainer Group Holdings Ltd.	30,400	1,075,856
The ExOne Co. (c)*	8,200	500,364
The Gorman-Rupp Co.	23,225	806,604
The Greenbrier Cos., Inc. *	34,800	795,876
The KEYW Holding Corp. *	45,400	582,482
Thermon Group Holdings, Inc. *	38,600	772,386
Titan International, Inc.	76,500	1,318,860
Titan Machinery, Inc. (c)*	23,200	442,888
Trex Co., Inc. *	24,500	1,159,830
TriMas Corp. *	56,600	2,095,898
Tutor Perini Corp. *	52,830	1,044,977
Twin Disc, Inc.	11,300	282,274
Universal Forest Products, Inc.	28,162	1,161,683
USG Corp. *	109,300	2,746,709
Vicor Corp. *	26,200	217,198
Wabash National Corp. *	98,800	1,060,124
Watsco, Inc.	36,600	3,416,610
Watts Water Technologies, Inc., Class A	41,207	2,154,302
Woodward, Inc.	100,200	4,100,184
Xerium Technologies, Inc. *	15,600	193,128

		191,908,802

Commercial & Professional Supplies 3.4%
A.T. Cross Co., Class A *	12,800	238,080
ABM Industries, Inc.	76,009	1,968,633
Acacia Research Corp.	72,500	1,654,450
Acco Brands Corp. *	161,700	1,068,837

4

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Acorn Energy, Inc. (c)	24,600	213,528
ARC Document Solutions, Inc. *	49,600	236,592
Barrett Business Services, Inc.	10,200	716,652
Casella Waste Systems, Inc., Class A *	52,000	248,040
CBIZ, Inc. *	52,800	383,328
CDI Corp.	19,400	305,162
CECO Environmental Corp. (c)	14,500	193,720
Cenveo, Inc. (c)*	73,800	180,072
Compx International, Inc.	6,699	116,496
Consolidated Graphics, Inc. *	11,400	610,926
Courier Corp.	13,800	214,176
CRA International, Inc. *	14,500	277,530
Deluxe Corp.	72,146	2,958,707
EnerNOC, Inc. *	35,000	546,700
Ennis, Inc.	38,200	707,846
Exponent, Inc.	18,700	1,236,444
Franklin Covey Co. *	17,900	288,906
FTI Consulting, Inc. *	57,500	2,142,450
G&K Services, Inc., Class A	27,830	1,469,702
GP Strategies Corp. *	19,900	525,559
Healthcare Services Group, Inc.	96,025	2,363,175
Heidrick & Struggles International, Inc.	24,100	370,658
Heritage-Crystal Clean, Inc. *	10,600	164,724
Herman Miller, Inc.	82,500	2,319,075
HNI Corp.	65,300	2,488,583
Huron Consulting Group, Inc. *	32,800	1,670,832
ICF International, Inc. *	28,200	941,598
InnerWorkings, Inc. *	63,200	738,176
Insperity, Inc.	33,210	1,098,255
Interface, Inc.	85,700	1,627,443
Intersections, Inc.	12,300	119,064
Kelly Services, Inc., Class A	38,323	749,981
Kforce, Inc.	45,200	753,936
Kimball International, Inc., Class B	45,500	500,045
Knoll, Inc.	66,903	1,105,238
Korn/Ferry International *	70,661	1,380,009
McGrath RentCorp	36,698	1,256,540
Mine Safety Appliances Co.	40,389	2,145,868
Mistras Group, Inc. *	21,400	359,734
Mobile Mini, Inc. *	54,668	1,886,593
Multi-Color Corp.	18,500	640,285
National Technical Systems, Inc. *	9,800	156,310
Navigant Consulting, Inc. *	72,548	973,594
NL Industries, Inc.	8,900	98,701
Odyssey Marine Exploration, Inc. (c)*	114,000	404,700
On Assignment, Inc. *	65,200	1,990,556
Pendrell Corp. *	230,900	554,160
Performant Financial Corp. *	31,800	336,126
Quad Graphics, Inc. (c)	37,000	1,037,480
Resources Connection, Inc.	65,350	869,155
RPX Corp. *	46,200	805,728
Schawk, Inc.	17,700	243,906
Standard Parking Corp. *	21,200	488,024
Steelcase, Inc., Class A	120,242	1,832,488
Swisher Hygiene, Inc. (c)*	154,600	124,468
Team, Inc. *	29,300	1,148,267
Tetra Tech, Inc. *	90,800	2,142,880
The Advisory Board Co. *	50,652	2,972,766
The Brink’s Co.	66,900	1,788,237
The Corporate Executive Board Co.	47,400	3,196,182
TMS International Corp., Class A	17,200	281,564
TRC Cos., Inc. *	23,700	196,710
TrueBlue, Inc. *	57,576	1,537,279
UniFirst Corp.	21,135	2,071,653
United Stationers, Inc.	58,234	2,410,305
US Ecology, Inc.	28,200	862,074
Viad Corp.	30,396	731,024
VSE Corp.	5,500	238,040
WageWorks, Inc. *	35,600	1,202,212
West Corp.	30,400	667,584

		74,544,521

Consumer Durables & Apparel 3.0%
American Apparel, Inc. *	82,600	166,026
American Greetings Corp., Class A	48,211	917,938
Arctic Cat, Inc.	18,800	1,034,752
Bassett Furniture Industries, Inc.	15,500	246,915
Beazer Homes USA, Inc. (c)*	34,140	586,867
Black Diamond, Inc. *	28,600	295,724
Blyth, Inc.	14,000	196,140
Brunswick Corp.	127,800	4,824,450
Callaway Golf Co.	109,169	783,833
Cavco Industries, Inc. *	10,200	558,858
Columbia Sportswear Co.	18,300	1,180,716
Crocs, Inc. *	127,100	1,737,457
CSS Industries, Inc.	13,400	356,842
Culp, Inc.	12,000	230,880
Ethan Allen Interiors, Inc.	34,179	1,038,016
EveryWare Global, Inc. *	13,900	184,036
Fifth & Pacific Cos., Inc. *	171,400	4,082,748
Flexsteel Industries, Inc.	6,200	154,318
G-III Apparel Group Ltd. *	23,500	1,209,310
Helen of Troy Ltd. *	44,900	1,907,352
Hooker Furniture Corp.	14,800	248,788
Hovnanian Enterprises, Inc., Class A (c)*	161,300	862,955
Iconix Brand Group, Inc. *	81,300	2,669,892
iRobot Corp. *	42,000	1,468,320
JAKKS Pacific, Inc.	36,400	218,764
Johnson Outdoors, Inc., Class A *	8,500	216,495
KB Home	116,800	2,073,200
La-Z-Boy, Inc.	72,500	1,502,925
LeapFrog Enterprises, Inc. *	90,800	1,046,016
Libbey, Inc. *	29,300	722,538
Lifetime Brands, Inc.	12,400	185,752
M.D.C. Holdings, Inc.	55,700	1,762,348
M/I Homes, Inc. *	34,500	733,470
Maidenform Brands, Inc. *	33,200	775,552
Marine Products Corp.	13,700	123,848
Meritage Homes Corp. *	51,485	2,330,211
Movado Group, Inc.	24,700	901,056
NACCO Industries, Inc., Class A	7,777	476,963
Nautilus, Inc. *	44,200	388,076
Oxford Industries, Inc.	19,200	1,299,264
Perry Ellis International, Inc.	16,800	337,680
Quiksilver, Inc. *	189,900	1,200,168
R. G. Barry Corp.	11,500	199,295
Skechers U.S.A., Inc., Class A *	53,778	1,467,064
Skullcandy, Inc. *	22,200	122,544

 5

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Smith & Wesson Holding Corp. *	98,900	1,170,976
Standard Pacific Corp. *	211,300	1,728,434
Steinway Musical Instruments, Inc. *	10,700	388,945
Steven Madden Ltd. *	56,200	2,889,804
Sturm, Ruger & Co., Inc. (c)	27,100	1,378,577
The Jones Group, Inc.	120,300	1,975,326
The Ryland Group, Inc.	65,700	2,656,908
TRI Pointe Homes, Inc. *	22,600	341,034
Tumi Holdings, Inc. *	68,300	1,633,736
Unifi, Inc. *	21,300	488,622
Universal Electronics, Inc. *	20,100	619,683
Vera Bradley, Inc. (c)*	30,900	749,016
William Lyon Homes, Class A *	19,600	443,156
Wolverine World Wide, Inc.	71,036	4,085,280
Zagg, Inc. (c)*	35,000	158,550

		65,734,409

Consumer Services 4.1%
AFC Enterprises, Inc. *	35,800	1,317,440
American Public Education, Inc. *	25,200	995,652
Ameristar Casinos, Inc.	47,375	1,254,016
Ascent Capital Group, Inc., Class A *	20,200	1,569,742
Biglari Holdings, Inc. *	1,800	749,808
BJ’s Restaurants, Inc. *	36,300	1,293,732
Bloomin’ Brands, Inc. *	78,800	1,859,680
Bob Evans Farms, Inc.	39,546	2,009,728
Boyd Gaming Corp. *	81,300	1,082,103
Bravo Brio Restaurant Group, Inc. *	28,900	472,226
Bridgepoint Education, Inc. *	23,900	385,268
Bright Horizons Family Solutions, Inc. *	16,900	598,429
Buffalo Wild Wings, Inc. *	26,600	2,755,228
Caesars Entertainment Corp. (c)*	56,900	913,814
Capella Education Co. *	15,800	774,358
Career Education Corp. *	71,100	228,942
Carriage Services, Inc.	21,800	408,968
Carrols Restaurant Group, Inc. *	26,300	172,791
CEC Entertainment, Inc.	24,938	1,037,171
Churchill Downs, Inc.	19,161	1,556,065
Chuy’s Holdings, Inc. *	23,100	815,199
Corinthian Colleges, Inc. *	104,400	233,856
Cracker Barrel Old Country Store, Inc.	28,253	2,765,969
Del Frisco’s Restaurant Group, Inc. *	15,200	319,808
Denny’s Corp. *	132,500	753,925
DineEquity, Inc.	23,500	1,637,245
Diversified Restaurant Holdings, Inc. *	15,300	109,089
Education Management Corp. (c)*	36,600	258,030
Einstein Noah Restaurant Group, Inc.	8,000	129,840
Fiesta Restaurant Group, Inc. *	28,300	892,865
Grand Canyon Education, Inc. *	64,700	2,188,154
Hillenbrand, Inc.	78,000	1,933,620
Ignite Restaurant Group, Inc. *	9,100	145,691
International Speedway Corp., Class A	39,400	1,333,690
Interval Leisure Group, Inc.	53,900	1,159,389
Isle of Capri Casinos, Inc. *	27,300	216,762
ITT Educational Services, Inc. (c)*	33,300	873,459
Jack in the Box, Inc. *	62,588	2,509,153
Jamba, Inc. *	21,560	315,423
JTH Holding, Inc., Class A *	6,500	113,360
K12, Inc. *	38,600	1,200,460
Krispy Kreme Doughnuts, Inc. *	93,300	1,961,166
LIFE TIME FITNESS, Inc. *	60,677	3,233,477
LifeLock, Inc. *	86,500	983,505
Lincoln Educational Services Corp.	30,200	189,354
Luby’s, Inc. *	25,200	202,608
Mac-Gray Corp.	15,900	233,730
Marcus Corp.	27,300	353,535
Marriott Vacations Worldwide Corp. *	41,600	1,830,400
Matthews International Corp., Class A	39,484	1,527,241
Monarch Casino & Resort, Inc. *	11,900	243,950
Morgans Hotel Group Co. *	38,000	273,220
Multimedia Games Holding Co., Inc. *	41,200	1,441,588
Nathan’s Famous, Inc. *	3,700	211,862
Orient-Express Hotels Ltd., Class A *	137,000	1,713,870
Outerwall, Inc. (c)*	39,900	2,204,475
Papa John’s International, Inc. *	22,855	1,528,085
Pinnacle Entertainment, Inc. *	86,685	1,842,056
Red Robin Gourmet Burgers, Inc. *	20,200	1,148,976
Regis Corp.	67,749	1,176,800
Ruby Tuesday, Inc. *	87,200	638,304
Ruth’s Hospitality Group, Inc.	47,100	563,316
Scientific Games Corp., Class A *	68,100	928,203
SHFL Entertainment, Inc. *	81,300	1,849,575
Sonic Corp. *	82,829	1,273,082
Sotheby’s	98,300	4,423,500
Speedway Motorsports, Inc.	15,784	291,531
Steiner Leisure Ltd. *	20,909	1,211,467
Stewart Enterprises, Inc., Class A	105,500	1,386,270
Strayer Education, Inc. (c)	16,400	725,864
Texas Roadhouse, Inc.	89,296	2,182,394
The Cheesecake Factory, Inc.	77,900	3,306,076
Town Sports International Holdings, Inc.	31,800	401,316
Universal Technical Institute, Inc.	28,600	334,620
Vail Resorts, Inc.	51,571	3,454,226
WMS Industries, Inc. *	80,500	2,072,875

		88,682,665

Diversified Financials 3.6%
Apollo Investment Corp.	322,600	2,622,738
Arlington Asset Investment Corp., Class A	22,800	576,384
BGC Partners, Inc., Class A	181,100	1,137,308
BlackRock Kelso Capital Corp.	108,800	1,099,968
Calamos Asset Management, Inc., Class A	25,400	270,510
California First National Bancorp	11,100	191,919
Capital Southwest Corp.	4,800	695,904
Cash America International, Inc.	41,570	1,745,940
CIFC Corp. *	8,700	59,334

6

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cohen & Steers, Inc.	28,128	966,759
Consumer Portfolio Services, Inc. *	24,200	157,300
Cowen Group, Inc., Class A *	139,200	449,616
Credit Acceptance Corp. *	9,900	1,113,651
DFC Global Corp. *	57,500	890,675
Diamond Hill Investment Group	4,100	424,473
Encore Capital Group, Inc. *	33,300	1,294,038
Evercore Partners, Inc., Class A	45,100	2,138,642
Ezcorp, Inc., Class A *	70,100	1,267,408
FBR & Co. *	14,036	402,693
Fidus Investment Corp.	19,600	381,024
Fifth Street Finance Corp.	171,600	1,860,144
Financial Engines, Inc.	69,800	3,332,252
First Cash Financial Services, Inc. *	41,600	2,221,440
Firsthand Technology Value Fund, Inc. *	11,700	250,614
FXCM, Inc., Class A	52,100	859,650
Gain Capital Holdings, Inc.	20,400	110,976
GAMCO Investors, Inc., Class A	9,700	547,177
Garrison Capital, Inc. (c)	8,600	128,140
GFI Group, Inc.	92,868	371,472
Gladstone Capital Corp.	28,200	243,084
Gladstone Investment Corp.	36,400	261,352
Golub Capital BDC, Inc. (c)	49,400	898,092
Green Dot Corp., Class A *	36,800	856,704
Greenhill & Co., Inc.	41,100	2,068,974
GSV Capital Corp. *	26,500	245,125
Hannon Armstrong Sustainable Infrastructure Capital, Inc. *	21,000	249,270
Hercules Technology Growth Capital, Inc.	87,200	1,215,568
HFF, Inc., Class A	49,800	1,045,800
Horizon Technology Finance Corp.	11,100	155,289
ICG Group, Inc. *	54,400	659,872
Imperial Holdings, Inc. (c)*	24,600	182,286
INTL FCStone, Inc. *	20,400	377,604
Investment Technology Group, Inc. *	55,265	785,316
Janus Capital Group, Inc.	212,700	1,992,999
JMP Group, Inc.	20,300	144,130
KCAP Financial, Inc. (c)	36,300	380,061
KCG Holdings, Inc., Class A *	101,366	934,595
Ladenburg Thalmann Financial Services, Inc. *	142,600	268,088
Main Street Capital Corp. (c)	49,600	1,514,288
Manning & Napier, Inc.	20,900	375,155
MarketAxess Holdings, Inc.	53,460	2,763,882
Marlin Business Services Corp.	11,600	265,408
MCG Capital Corp.	103,200	566,568
Medallion Financial Corp.	24,600	371,214
Medley Capital Corp.	40,200	586,920
MVC Capital, Inc.	32,100	408,312
Nelnet, Inc., Class A	34,400	1,337,472
New Mountain Finance Corp.	53,200	771,400
NewStar Financial, Inc. *	36,500	562,100
NGP Capital Resources Co.	29,000	190,820
Nicholas Financial, Inc.	13,000	202,410
Oppenheimer Holdings, Inc., Class A	13,800	264,408
PennantPark Floating Rate Capital Ltd.	14,700	206,682
PennantPark Investment Corp.	91,000	1,060,150
PHH Corp. *	80,163	1,816,494
PICO Holdings, Inc. *	32,300	707,047
Piper Jaffray Cos., Inc. *	24,739	829,993
Portfolio Recovery Associates, Inc. *	24,443	3,649,584
Prospect Capital Corp.	346,800	3,797,460
Pzena Investment Management, Inc., Class A	13,700	97,544
Regional Management Corp. *	6,600	204,006
Resource America, Inc., Class A	16,500	136,950
Safeguard Scientifics, Inc. *	27,700	414,115
Solar Capital Ltd.	63,300	1,394,499
Solar Senior Capital Ltd.	16,300	308,722
Stellus Capital Investment Corp. (c)	17,200	260,580
Stifel Financial Corp. *	90,622	3,411,918
SWS Group, Inc. *	39,000	232,440
TCP Capital Corp.	37,000	587,930
The First Marblehead Corp. (c)*	112,400	191,080
THL Credit, Inc.	37,500	584,250
TICC Capital Corp. (c)	74,500	747,980
Triangle Capital Corp. (c)	38,000	1,103,520
Virtus Investment Partners, Inc. *	8,600	1,603,900
Walter Investment Management Corp. *	51,600	2,053,164
Westwood Holdings Group, Inc.	9,500	472,530
WhiteHorse Finance, Inc.	9,500	150,575
WisdomTree Investments, Inc. *	143,200	1,854,440
World Acceptance Corp. *	13,900	1,157,592

		79,747,860

Energy 5.3%
Abraxas Petroleum Corp. *	110,200	268,888
Adams Resources & Energy, Inc.	2,900	193,923
Alon USA Energy, Inc.	33,200	453,512
Alpha Natural Resources, Inc. *	314,800	1,712,512
Amyris, Inc. (c)*	41,500	114,125
Apco Oil & Gas International, Inc. *	12,200	208,132
Approach Resources, Inc. *	49,700	1,316,553
Arch Coal, Inc. (c)	298,100	1,162,590
Basic Energy Services, Inc. *	42,300	483,912
Berry Petroleum Co., Class A	75,500	3,061,525
Bill Barrett Corp. *	70,800	1,587,336
Bolt Technology Corp.	11,800	213,934
Bonanza Creek Energy, Inc. *	42,000	1,711,080
BPZ Resources, Inc. *	145,300	350,173
Bristow Group, Inc.	51,587	3,508,432
C&J Energy Services, Inc. *	65,200	1,261,620
Cal Dive International, Inc. (c)*	127,800	250,488
Callon Petroleum Co. *	52,400	209,600
CARBO Ceramics, Inc. (c)	28,200	2,477,652
Carrizo Oil & Gas, Inc. *	58,400	1,849,528
Clayton Williams Energy, Inc. *	7,900	449,747
Clean Energy Fuels Corp. (c)*	97,500	1,258,725
Cloud Peak Energy, Inc. *	86,000	1,378,580
Comstock Resources, Inc.	71,200	1,194,024
Contango Oil & Gas Co.	17,500	676,550
Crimson Exploration, Inc. *	29,200	93,732
Crosstex Energy, Inc.	67,900	1,364,111
Dawson Geophysical Co. *	10,600	382,448

 7

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Delek US Holdings, Inc.	52,900	1,600,225
Diamondback Energy, Inc. *	25,400	969,772
Emerald Oil, Inc. *	52,085	375,012
Endeavour International Corp. (c)*	64,600	275,196
Energy XXI (Bermuda) Ltd.	111,600	2,996,460
EPL Oil & Gas, Inc. *	42,600	1,370,016
Equal Energy Ltd.	50,800	213,360
Era Group, Inc. *	28,700	699,993
Evolution Petroleum Corp. *	21,500	265,955
EXCO Resources, Inc.	193,500	1,677,645
Exterran Holdings, Inc. *	82,100	2,606,675
Forest Oil Corp. *	177,000	906,240
Forum Energy Technologies, Inc. *	56,100	1,620,168
Frontline Ltd. (c)*	69,000	180,780
FX Energy, Inc. *	75,100	274,866
GasLog Ltd.	36,400	505,960
Gastar Exploration Ltd. *	77,800	256,740
Geospace Technologies Corp. *	18,400	1,369,144
Global Geophysical Services, Inc. *	24,300	106,677
Goodrich Petroleum Corp. *	34,700	659,994
Green Plains Renewable Energy, Inc. *	34,200	566,352
Gulf Island Fabrication, Inc.	21,000	519,330
GulfMark Offshore, Inc., Class A	39,300	1,935,525
Halcon Resources Corp. (c)*	295,021	1,616,715
Hallador Energy Co.	33,500	263,980
Helix Energy Solutions Group, Inc. *	153,400	3,891,758
Hercules Offshore, Inc. *	231,200	1,595,280
Hornbeck Offshore Services, Inc. *	51,845	2,745,193
ION Geophysical Corp. *	187,300	1,151,895
Isramco, Inc. *	1,400	154,084
Key Energy Services, Inc. *	213,700	1,354,858
KiOR, Inc., Class A (c)*	62,600	301,106
Knightsbridge Tankers Ltd. (c)	33,300	255,078
Kodiak Oil & Gas Corp. *	384,400	3,732,524
L&L Energy, Inc. (c)*	42,800	133,964
Magnum Hunter Resources Corp. (c)*	245,000	938,350
Matador Resources Co. *	70,600	924,860
Matrix Service Co. *	35,400	561,090
Midstates Petroleum Co., Inc. *	47,300	283,800
Miller Energy Resources, Inc. (c)*	41,600	207,584
Mitcham Industries, Inc. *	18,500	313,205
Natural Gas Services Group, Inc. *	16,400	399,340
Newpark Resources, Inc. *	126,710	1,449,562
Nordic American Tankers Ltd. (c)	89,600	849,408
Northern Oil & Gas, Inc. *	89,900	1,187,579
Nuverra Environmental Solutions, Inc. (c)*	196,200	578,790
Panhandle Oil & Gas, Inc., Class A	9,400	279,744
Parker Drilling Co. *	165,165	1,002,552
PDC Energy, Inc. *	42,803	2,360,585
Penn Virginia Corp. *	76,778	386,961
PetroQuest Energy, Inc. *	84,900	382,050
PHI, Inc. - Non Voting Shares *	17,500	616,000
Pioneer Energy Services Corp. *	87,600	593,928
Quicksilver Resources, Inc. (c)*	161,200	233,740
Renewable Energy Group, Inc. *	30,200	470,516
Rentech, Inc.	316,700	677,738
Resolute Energy Corp. *	96,500	807,705
REX American Resources Corp. *	8,200	298,398
Rex Energy Corp. *	65,900	1,264,621
RigNet, Inc. *	16,900	461,370
Rosetta Resources, Inc. *	88,300	4,027,363
Sanchez Energy Corp. (c)*	40,500	957,825
Scorpio Tankers, Inc.	231,500	2,303,425
SEACOR Holdings, Inc.	28,700	2,512,972
SemGroup Corp., Class A	59,800	3,375,112
Ship Finance International Ltd.	79,800	1,283,982
Solazyme, Inc. (c)*	68,200	768,614
Stone Energy Corp. *	72,068	1,755,576
Swift Energy Co. *	60,701	773,331
Synergy Resources Corp. *	72,400	561,100
T.G.C. Industries, Inc.	21,000	188,370
Targa Resources Corp.	46,900	3,197,173
Teekay Tankers Ltd., Class A (c)	86,500	243,930
Tesco Corp. *	47,700	631,548
TETRA Technologies, Inc. *	108,974	1,102,817
Triangle Petroleum Corp. *	63,800	452,980
Ur-Energy, Inc. (c)*	173,000	202,410
Uranium Energy Corp. (c)*	136,000	314,160
VAALCO Energy, Inc. *	79,400	492,280
Vantage Drilling Co. *	316,300	581,992
W&T Offshore, Inc.	49,000	798,210
Warren Resources, Inc. *	95,700	274,659
Western Refining, Inc.	77,222	2,326,699
Westmoreland Coal Co. *	13,300	169,841
Willbros Group, Inc. *	53,400	383,412
ZaZa Energy Corp. (c)*	92,600	114,824

		115,666,033

Food & Staples Retailing 1.2%
Arden Group, Inc., Class A	1,800	233,982
Casey’s General Stores, Inc.	54,700	3,622,781
Fairway Group Holdings Corp. *	22,400	561,568
Harris Teeter Supermarkets, Inc.	70,500	3,467,190
Ingles Markets, Inc., Class A	16,831	479,011
Nash Finch Co.	16,200	379,890
Natural Grocers by Vitamin Cottage, Inc. *	12,600	451,584
PriceSmart, Inc.	26,900	2,448,707
Rite Aid Corp. *	1,040,900	3,122,700
Roundy’s, Inc.	35,900	327,408
Spartan Stores, Inc.	30,300	596,001
SUPERVALU, Inc. *	287,800	2,305,278
Susser Holdings Corp. *	25,700	1,329,204
The Andersons, Inc.	27,200	1,613,504
The Chefs’ Warehouse, Inc. *	19,900	398,995
The Pantry, Inc. *	34,000	423,300
United Natural Foods, Inc. *	70,882	4,153,685
Village Super Market, Inc., Class A	11,600	427,460
Weis Markets, Inc.	15,800	793,476

		27,135,724

Food, Beverage & Tobacco 2.0%
Alico, Inc.	4,700	215,354
Alliance One International, Inc. *	116,600	444,246
Annie’s, Inc. *	19,500	805,545
B&G Foods, Inc.	74,800	2,606,032
Boulder Brands, Inc. *	83,800	1,081,858
Cal-Maine Foods, Inc.	20,100	1,018,668

8

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Calavo Growers, Inc.	17,900	486,164
Chiquita Brands International, Inc. *	71,002	857,704
Coca-Cola Bottling Co. Consolidated	6,800	434,248
Craft Brew Alliance, Inc. *	13,900	125,100
Darling International, Inc. *	169,200	3,434,760
Diamond Foods, Inc. *	31,900	650,441
Dole Food Co., Inc. *	73,200	944,280
Farmer Brothers Co. *	9,100	144,963
Fresh Del Monte Produce, Inc.	53,900	1,514,051
Griffin Land & Nurseries, Inc.	3,800	120,916
Inventure Foods, Inc. *	17,900	158,773
J&J Snack Foods Corp.	21,600	1,721,088
John B. Sanfilippo & Son, Inc.	10,900	235,222
Lancaster Colony Corp.	26,700	2,216,901
Lifeway Foods, Inc.	10,100	178,568
Limoneira Co.	13,800	309,672
National Beverage Corp.	15,001	266,718
Omega Protein Corp. *	25,900	216,783
Pilgrim’s Pride Corp. *	84,749	1,408,528
Post Holdings, Inc. *	46,600	2,161,774
Sanderson Farms, Inc.	32,500	2,295,800
Seaboard Corp.	420	1,184,400
Seneca Foods Corp., Class A *	12,400	435,860
Snyders-Lance, Inc.	67,800	2,145,870
The Boston Beer Co., Inc., Class A *	11,800	2,111,964
The Hain Celestial Group, Inc. *	55,931	4,080,726
Tootsie Roll Industries, Inc. (c)	27,936	945,913
TreeHouse Foods, Inc. *	51,400	3,648,886
Universal Corp.	32,945	2,019,529
Vector Group Ltd. (c)	85,773	1,428,120

		44,055,425

Health Care Equipment & Services 6.7%
Abaxis, Inc.	32,200	1,355,620
ABIOMED, Inc. *	55,200	1,384,416
Acadia Healthcare Co., Inc. *	50,500	1,861,935
Accretive Health, Inc. *	83,800	836,324
Accuray, Inc. *	97,300	604,233
Addus HomeCare Corp. *	7,800	153,192
Air Methods Corp.	55,100	1,850,809
Align Technology, Inc. *	104,700	4,506,288
Alliance HealthCare Services, Inc. *	7,100	138,450
Almost Family, Inc.	11,000	210,430
Alphatec Holdings, Inc. *	72,200	166,060
Amedisys, Inc. *	42,200	527,922
AMN Healthcare Services, Inc. *	65,600	969,568
AmSurg Corp. *	46,200	1,806,882
Analogic Corp.	17,954	1,281,736
AngioDynamics, Inc. *	33,500	400,325
Anika Therapeutics, Inc. *	16,200	325,782
Antares Pharma, Inc. (c)*	160,700	710,294
ArthroCare Corp. *	40,500	1,468,530
athenahealth, Inc. *	52,700	5,899,765
AtriCure, Inc. *	25,500	246,330
Atrion Corp.	2,300	554,645
Bio-Reference Laboratories, Inc. (c)*	34,300	917,525
Biolase, Inc. *	45,200	164,980
BioScrip, Inc. *	83,100	1,350,375
Cantel Medical Corp.	47,925	1,271,930
Capital Senior Living Corp. *	40,400	930,816
Cardiovascular Systems, Inc. *	27,700	570,343
Centene Corp. *	77,592	4,304,028
Cerus Corp. (c)*	92,600	518,560
Chemed Corp.	27,200	1,920,048
Chindex International, Inc. *	15,200	260,224
Computer Programs & Systems, Inc.	15,700	875,118
CONMED Corp.	39,400	1,292,320
CorVel Corp. *	16,600	562,574
Cross Country Healthcare, Inc. *	37,200	209,808
CryoLife, Inc.	37,400	264,792
Cutera, Inc. *	20,900	199,595
Cyberonics, Inc. *	39,000	2,027,610
Cynosure, Inc., Class A *	25,544	727,493
Derma Sciences, Inc. (c)*	20,500	291,305
DexCom, Inc. *	100,300	2,184,534
Emeritus Corp. *	57,500	1,333,425
Endologix, Inc. *	89,500	1,398,885
Exactech, Inc. *	11,400	246,126
ExamWorks Group, Inc. *	43,100	1,046,468
Five Star Quality Care, Inc. *	56,200	332,704
GenMark Diagnostics, Inc. *	41,500	394,250
Gentiva Health Services, Inc. *	40,996	440,297
Globus Medical, Inc., Class A *	77,900	1,305,604
Greatbatch, Inc. *	32,900	1,243,620
Greenway Medical Technologies *	20,600	238,342
Haemonetics Corp. *	74,100	3,128,502
Hanger, Inc. *	49,900	1,842,308
HealthSouth Corp. *	124,300	4,047,208
HealthStream, Inc. *	30,800	970,200
Healthways, Inc. *	48,800	837,408
HeartWare International, Inc. *	23,400	2,162,628
HMS Holdings Corp. *	124,800	3,018,912
ICU Medical, Inc. *	18,800	1,347,772
Insulet Corp. *	76,200	2,430,018
Integra LifeSciences Holdings Corp. *	28,548	1,124,506
Invacare Corp.	43,711	682,329
IPC The Hospitalist Co., Inc. *	24,700	1,244,139
Kindred Healthcare, Inc. *	80,275	1,233,024
Landauer, Inc.	13,300	655,291
LHC Group, Inc. *	21,100	484,034
Magellan Health Services, Inc. *	39,500	2,257,425
MAKO Surgical Corp. (c)*	60,000	842,400
Masimo Corp.	69,900	1,627,971
MedAssets, Inc. *	85,200	1,854,804
Medical Action Industries, Inc. *	20,700	190,233
Medidata Solutions, Inc. *	37,900	3,506,887
Merge Healthcare, Inc. *	80,500	364,665
Meridian Bioscience, Inc.	58,750	1,452,887
Merit Medical Systems, Inc. *	59,000	775,260
Molina Healthcare, Inc. *	40,400	1,499,648
MWI Veterinary Supply, Inc. *	18,200	2,587,494
National Healthcare Corp.	15,388	739,086
National Research Corp., Class A *	12,500	224,750
Natus Medical, Inc. *	42,800	547,412
Navidea Biopharmaceuticals, Inc. (c)*	152,800	464,512

 9

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Neogen Corp. *	34,150	1,928,792
NuVasive, Inc. *	64,300	1,467,326
NxStage Medical, Inc. *	85,200	1,104,192
Omnicell, Inc. *	47,300	998,030
OraSure Technologies, Inc. *	75,100	332,693
Orthofix International N.V. *	28,200	640,422
Owens & Minor, Inc.	91,700	3,297,532
PharMerica Corp. *	43,100	630,984
PhotoMedex, Inc. *	18,000	286,560
Quality Systems, Inc.	59,200	1,353,904
Quidel Corp. *	40,300	1,078,831
Rochester Medical Corp. *	14,600	215,788
Rockwell Medical, Inc. (c)*	56,300	284,315
RTI Surgical, Inc. *	73,900	289,688
Select Medical Holdings Corp.	69,400	622,518
Skilled Healthcare Group, Inc., Class A *	25,900	168,868
Solta Medical, Inc. *	95,100	257,721
Spectranetics Corp. *	58,400	1,052,368
STAAR Surgical Co. *	52,900	555,979
STERIS Corp.	84,200	3,790,684
SurModics, Inc. *	20,400	412,896
Symmetry Medical, Inc. *	53,900	469,469
Team Health Holdings, Inc. *	97,900	3,937,538
TearLab Corp. (c)*	36,400	515,060
The Ensign Group, Inc.	27,700	1,059,248
The Providence Service Corp. *	17,400	479,718
Thoratec Corp. *	81,700	2,678,943
Tornier N.V. *	37,100	608,440
Triple-S Management Corp., Class B *	33,800	735,488
U.S. Physical Therapy, Inc.	15,800	452,196
Unilife Corp. (c)*	144,000	406,080
Universal American Corp.	51,602	559,366
USMD Holdings, Inc. (c)*	6,300	194,040
Utah Medical Products, Inc.	4,500	251,190
Vanguard Health Systems, Inc. *	48,300	1,009,953
Vascular Solutions, Inc. *	22,700	366,832
Vocera Communications, Inc. *	30,100	435,848
Volcano Corp. *	77,700	1,551,669
WellCare Health Plans, Inc. *	62,600	3,820,478
West Pharmaceutical Services, Inc.	49,465	3,648,538
Wright Medical Group, Inc. *	57,600	1,579,392
Zeltiq Aesthetics, Inc. (c)*	23,000	138,920

		145,895,445

Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	53,000	399,620
Elizabeth Arden, Inc. *	36,298	1,490,396
Harbinger Group, Inc. *	56,600	450,536
Inter Parfums, Inc.	25,400	837,692
Lifevantage Corp. (c)*	161,800	422,298
Medifast, Inc. *	20,200	552,268
Nature’s Sunshine Products, Inc.	15,000	273,000
Nutraceutical International Corp.	12,300	273,306
Oil-Dri Corp. of America	6,887	219,420
Orchids Paper Products Co.	7,900	214,248
Prestige Brands Holdings, Inc. *	72,000	2,441,520
Revlon, Inc., Class A *	18,602	466,724
Spectrum Brands Holdings, Inc.	30,646	1,729,047
Star Scientific, Inc. (c)*	200,000	368,000
Synutra International, Inc. *	23,200	114,376
The Female Health Co.	31,000	284,580
USANA Health Sciences, Inc. (c)*	9,100	751,842
WD-40 Co.	22,300	1,282,473

		12,571,346

Insurance 2.4%
Ambac Financial Group, Inc. *	64,100	1,605,064
American Equity Investment Life Holding Co.	90,564	1,648,265
American Safety Insurance Holdings Ltd. *	14,000	419,440
AMERISAFE, Inc.	26,300	939,699
AmTrust Financial Services, Inc. (c)	39,525	1,645,426
Argo Group International Holdings Ltd.	40,191	1,794,528
Baldwin & Lyons, Inc., Class B	13,000	347,230
Citizens, Inc. *	54,800	391,272
CNO Financial Group, Inc.	316,700	4,522,476
Crawford & Co., Class B	34,500	271,170
Donegal Group, Inc., Class A	10,400	143,000
Eastern Insurance Holdings, Inc.	9,100	177,723
eHealth, Inc. *	28,600	879,164
EMC Insurance Group, Inc.	6,200	179,800
Employers Holdings, Inc.	44,900	1,180,421
Enstar Group Ltd. *	13,594	1,953,186
FBL Financial Group, Inc., Class A	13,868	613,382
First American Financial Corp.	154,000	3,500,420
Fortegra Financial Corp. *	8,200	55,350
Global Indemnity plc *	15,655	406,717
Greenlight Capital Re Ltd., Class A *	39,189	1,036,157
Hallmark Financial Services, Inc. *	21,200	207,124
HCI Group, Inc.	13,800	503,700
Health Insurance Innovations, Inc., Class A *	6,300	76,419
Hilltop Holdings, Inc. *	88,439	1,506,116
Horace Mann Educators Corp.	55,678	1,577,915
Independence Holding Co.	11,248	157,809
Infinity Property & Casualty Corp.	16,592	1,078,646
Investors Title Co.	1,700	126,769
Kansas City Life Insurance Co.	5,700	250,857
Maiden Holdings Ltd.	76,900	935,104
Meadowbrook Insurance Group, Inc.	71,400	541,926
Montpelier Re Holdings Ltd.	66,000	1,782,660
National Interstate Corp.	8,594	234,187
National Western Life Insurance Co., Class A	2,994	640,566
OneBeacon Insurance Group Ltd., Class A	33,400	484,300
Platinum Underwriters Holdings Ltd.	44,200	2,567,578
Primerica, Inc.	81,200	3,332,448
RLI Corp.	30,055	2,480,740
Safety Insurance Group, Inc.	17,770	955,493
Selective Insurance Group, Inc.	77,514	1,895,217
State Auto Financial Corp.	19,600	397,880
Stewart Information Services Corp.	30,400	940,272
Symetra Financial Corp.	116,200	2,089,276

10

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Navigators Group, Inc. *	14,970	867,661
The Phoenix Cos., Inc. *	7,790	332,399
Tower Group International Ltd.	81,830	1,789,622
United Fire Group, Inc.	28,800	749,088
Universal Insurance Holdings, Inc.	41,800	328,548

		52,540,210

Materials 4.8%
A. Schulman, Inc.	41,309	1,107,081
A.M. Castle & Co. *	22,400	381,248
Advanced Emissions Solutions, Inc. *	14,300	599,885
AEP Industries, Inc. *	5,800	468,060
AK Steel Holding Corp. (c)*	189,500	644,300
Allied Nevada Gold Corp. *	148,100	987,827
AMCOL International Corp.	39,652	1,390,992
American Pacific Corp. *	8,400	305,508
American Vanguard Corp.	40,900	1,009,821
Arabian American Development Co. *	27,400	244,956
Axiall Corp.	99,400	4,381,552
Balchem Corp.	41,400	2,060,064
Berry Plastics Group, Inc. *	78,900	1,819,434
Boise Cascade Co. *	19,300	510,678
Boise, Inc.	148,700	1,353,170
Buckeye Technologies, Inc.	56,400	2,099,208
Calgon Carbon Corp. *	77,100	1,382,403
Century Aluminum Co. *	73,900	620,021
Chase Corp.	8,600	238,650
Chemtura Corp. *	141,200	3,157,232
Clearwater Paper Corp. *	33,200	1,624,144
Coeur Mining, Inc. *	145,450	1,950,485
Commercial Metals Co.	166,600	2,580,634
Deltic Timber Corp.	15,204	917,257
Ferro Corp. *	103,300	674,549
Flotek Industries, Inc. *	70,900	1,388,222
FutureFuel Corp.	31,000	489,490
General Moly, Inc. *	90,300	169,764
Globe Specialty Metals, Inc.	90,600	1,080,858
Gold Resource Corp. (c)	47,300	375,562
Graphic Packaging Holding Co. *	299,215	2,573,249
GSE Holding, Inc. *	10,800	56,484
H.B. Fuller Co.	71,416	2,867,352
Handy & Harman Ltd. *	7,800	152,568
Hawkins, Inc.	12,400	480,500
Haynes International, Inc.	17,125	823,713
Headwaters, Inc. *	104,200	982,606
Hecla Mining Co.	490,500	1,584,315
Horsehead Holding Corp. *	63,600	779,100
Innophos Holdings, Inc.	30,800	1,535,072
Innospec, Inc.	33,000	1,416,360
Intrepid Potash, Inc.	78,000	996,840
Kaiser Aluminum Corp.	27,250	1,778,063
KapStone Paper & Packaging Corp.	59,300	2,612,165
KMG Chemicals, Inc.	12,300	277,734
Koppers Holdings, Inc.	28,900	1,116,985
Kraton Performance Polymers, Inc. *	47,500	964,250
Landec Corp. *	35,300	532,677
Louisiana-Pacific Corp. *	199,000	3,235,740
LSB Industries, Inc. *	28,000	920,640
Materion Corp.	29,600	892,144
Midway Gold Corp. (c)*	186,800	194,272
Minerals Technologies, Inc.	50,222	2,310,212
Molycorp, Inc. (c)*	176,800	1,318,928
Myers Industries, Inc.	39,200	763,224
Neenah Paper, Inc.	21,300	842,841
Noranda Aluminum Holding Corp.	45,700	142,127
Olin Corp.	114,600	2,796,240
Olympic Steel, Inc.	12,200	339,770
OM Group, Inc. *	45,000	1,389,150
Omnova Solutions, Inc. *	65,700	529,542
P.H. Glatfelter Co.	63,800	1,688,786
Paramount Gold & Silver Corp. (c)*	179,300	254,606
Penford Corp. *	13,700	203,308
PolyOne Corp.	142,354	4,115,454
Quaker Chemical Corp.	18,100	1,194,057
Resolute Forest Products *	99,500	1,518,370
RTI International Metals, Inc. *	44,666	1,369,013
Schnitzer Steel Industries, Inc., Class A	37,800	969,948
Schweitzer-Mauduit International, Inc.	45,400	2,457,956
Sensient Technologies Corp.	72,025	3,169,820
Stepan Co.	26,900	1,610,234
Stillwater Mining Co. *	165,700	2,004,970
SunCoke Energy, Inc. *	100,200	1,583,160
Taminco Corp. *	22,500	513,000
Texas Industries, Inc. *	31,051	1,929,509
Tredegar Corp.	35,100	1,053,351
UFP Technologies, Inc. *	7,500	159,525
United States Lime & Minerals, Inc. *	2,700	161,028
Universal Stainless & Alloy Products, Inc. *	9,500	245,100
US Concrete, Inc. *	19,200	329,472
US Silica Holdings, Inc. (c)	30,600	740,520
Walter Energy, Inc. (c)	89,200	998,148
Wausau Paper Corp.	70,400	801,856
Worthington Industries, Inc.	75,160	2,688,473
Zep, Inc.	32,600	426,408
Zoltek Cos., Inc. *	37,200	518,196

		105,922,186

Media 1.4%
AH Belo Corp., Class A	26,900	201,750
Arbitron, Inc.	37,456	1,721,478
Beasley Broadcasting Group, Inc., Class A	13,100	105,193
Belo Corp., Class A	147,900	2,109,054
Carmike Cinemas, Inc. *	24,300	445,176
Central European Media Enterprises Ltd., Class A *	109,100	366,576
Crown Media Holdings, Inc., Class A *	46,700	138,699
Cumulus Media, Inc., Class A *	108,200	463,096
Daily Journal Corp. *	1,300	173,680
Dex Media, Inc. (c)*	24,400	363,560
Digital Generation, Inc. (c)*	36,700	284,425
Entercom Communications Corp., Class A *	32,400	317,844

 11

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Entravision Communications Corp., Class A	78,600	447,234
Fisher Communications, Inc.	11,800	483,446
Global Sources Ltd. *	25,900	187,516
Gray Television, Inc. *	71,700	559,977
Harte-Hanks, Inc.	61,316	586,181
Hemisphere Media Group, Inc. (c)*	12,300	169,248
Journal Communications, Inc., Class A *	57,900	530,364
Live Nation Entertainment, Inc. *	203,300	3,330,054
Loral Space & Communications, Inc.	18,600	1,162,314
Martha Stewart Living Omnimedia, Inc., Class A *	36,500	91,615
MDC Partners, Inc., Class A	40,400	994,244
Media General, Inc., Class A (c)*	27,900	306,621
Meredith Corp.	51,800	2,461,536
National CineMedia, Inc.	81,900	1,483,209
Nexstar Broadcasting Group, Inc., Class A	41,900	1,510,076
ReachLocal, Inc. *	13,400	172,994
Reading International, Inc., Class A *	23,000	142,830
Rentrak Corp. *	12,700	272,796
Saga Communications, Inc., Class A	6,400	331,840
Salem Communications Corp., Class A	14,100	106,737
Scholastic Corp.	38,469	1,173,304
Sinclair Broadcast Group, Inc., Class A	97,500	2,750,475
The E.W. Scripps Co., Class A *	44,100	732,501
The McClatchy Co., Class A (c)*	77,300	240,403
The New York Times Co., Class A *	183,900	2,239,902
Valassis Communications, Inc.	55,500	1,588,965
World Wrestling Entertainment, Inc., Class A	36,500	388,360

		31,135,273

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
Acadia Pharmaceuticals, Inc. *	99,900	1,968,030
Accelerate Diagnostics, Inc. (c)*	14,800	124,024
AcelRx Pharmaceuticals, Inc. (c)*	29,800	347,170
Achillion Pharmaceuticals, Inc. *	137,600	982,464
Acorda Therapeutics, Inc. *	56,700	2,152,899
Aegerion Pharmaceuticals, Inc. *	41,100	3,764,349
Affymetrix, Inc. *	94,400	358,720
Akorn, Inc. *	84,500	1,199,055
Albany Molecular Research, Inc. *	33,200	421,972
Alimera Sciences, Inc. *	24,200	111,804
Alnylam Pharmaceuticals, Inc. *	82,800	3,822,876
AMAG Pharmaceuticals, Inc. *	30,500	686,250
Amicus Therapeutics, Inc. *	41,400	101,016
Ampio Pharmaceuticals, Inc. (c)*	41,300	229,628
Anacor Pharmaceuticals, Inc. *	36,100	276,165
Arena Pharmaceuticals, Inc. (c)*	306,800	2,132,260
ArQule, Inc. *	83,300	222,411
Array BioPharma, Inc. *	161,900	1,078,254
Astex Pharmaceuticals *	127,800	668,394
Auxilium Pharmaceuticals, Inc. *	71,000	1,303,560
AVANIR Pharmaceuticals, Inc., Class A *	208,300	981,093
AVEO Pharmaceuticals, Inc. *	64,900	155,760
BioDelivery Sciences International, Inc. (c)*	49,500	213,840
Biotime, Inc. (c)*	51,000	200,430
Cadence Pharmaceuticals, Inc. *	82,600	617,022
Cambrex Corp. *	43,300	634,345
Cell Therapeutics, Inc. (c)*	160,600	181,478
Celldex Therapeutics, Inc. *	115,300	2,361,344
Cempra, Inc. *	21,100	184,836
Cepheid, Inc. *	95,300	3,323,111
Chelsea Therapeutics International Ltd. (c)*	95,600	282,976
ChemoCentryx, Inc. *	35,000	489,300
Chimerix, Inc. *	12,100	275,154
Clovis Oncology, Inc. *	19,800	1,542,024
Corcept Therapeutics, Inc. *	68,400	144,324
Cornerstone Therapeutics, Inc. *	18,100	161,452
Coronado Biosciences, Inc. *	38,300	299,889
Curis, Inc. *	107,800	447,370
Cytokinetics, Inc. *	35,300	439,132
Cytori Therapeutics, Inc. (c)*	78,000	219,960
Dendreon Corp. (c)*	227,500	1,044,225
DepoMed, Inc. *	79,800	520,296
Durata Therapeutics, Inc. *	13,000	112,580
Dyax Corp. *	156,700	631,501
Dynavax Technologies Corp. *	245,200	326,116
Emergent Biosolutions, Inc. *	39,100	691,679
Enanta Pharmaceuticals, Inc. *	16,800	308,112
Endocyte, Inc. *	40,600	729,582
Enzon Pharmaceuticals, Inc.	58,000	116,000
Epizyme, Inc. *	8,400	303,240
Exact Sciences Corp. *	100,400	1,377,488
Exelixis, Inc. (c)*	254,472	1,290,173
Fibrocell Science, Inc. (c)*	24,000	119,520
Fluidigm Corp. *	39,800	706,848
Furiex Pharmaceuticals, Inc. *	10,000	439,900
Galena Biopharma, Inc. (c)*	119,000	232,050
Genomic Health, Inc. *	22,800	812,592
Geron Corp. *	195,900	256,629
GTx, Inc. *	40,400	193,516
Halozyme Therapeutics, Inc. *	123,200	1,048,432
Harvard Bioscience, Inc. *	30,800	164,780
Hi-Tech Pharmacal Co., Inc.	15,100	542,694
Horizon Pharma, Inc. (c)*	73,500	185,220
Hyperion Therapeutics, Inc. *	14,400	360,720
Idenix Pharmaceuticals, Inc. (c)*	142,200	558,846
ImmunoGen, Inc. *	118,100	2,249,805
Immunomedics, Inc. *	103,500	588,915
Impax Laboratories, Inc. *	97,600	2,024,224
Infinity Pharmaceuticals, Inc. *	68,300	1,446,594
Insmed, Inc. *	49,300	547,723
Insys Therapeutics, Inc. *	7,200	122,976
Intercept Pharmaceuticals, Inc. *	9,000	421,290
InterMune, Inc. *	115,200	1,786,752
Ironwood Pharmaceuticals, Inc. *	132,600	1,623,024
Isis Pharmaceuticals, Inc. *	160,300	4,624,655
KaloBios Pharmaceuticals, Inc. *	23,400	140,868
Keryx Biopharmaceuticals, Inc. (c)*	116,500	1,060,150
KYTHERA Biopharmaceuticals, Inc. *	14,500	399,620

12

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lannett Co., Inc. *	21,700	301,413
Lexicon Pharmaceuticals, Inc. *	324,100	803,768
Ligand Pharmaceuticals, Inc., Class B *	25,400	1,203,452
Luminex Corp. *	53,200	1,059,212
MannKind Corp. (c)*	212,000	1,636,640
MEI Pharma, Inc. (c)*	13,700	103,983
Merrimack Pharmaceuticals, Inc. (c)*	129,500	619,010
MiMedx Group, Inc. (c)*	120,000	751,200
Momenta Pharmaceuticals, Inc. *	71,144	1,227,945
Nanosphere, Inc. *	59,900	189,284
Nektar Therapeutics *	162,271	1,819,058
NeoGenomics, Inc. *	46,900	133,196
Neurocrine Biosciences, Inc. *	99,700	1,394,803
NewLink Genetics Corp. (c)*	22,400	402,304
Novavax, Inc. *	180,900	486,621
NPS Pharmaceuticals, Inc. *	143,000	2,575,430
Omeros Corp. (c)*	35,800	192,246
Omthera Pharmaceutical CVR (a)*	8,400	—
OncoGenex Pharmaceutical, Inc. *	19,500	190,515
Opko Health, Inc. (c)*	202,700	1,510,115
Optimer Pharmaceuticals, Inc. *	67,200	840,672
Orexigen Therapeutics, Inc. *	134,900	1,025,240
Osiris Therapeutics, Inc. (c)*	22,300	255,335
OvaScience, Inc. *	12,800	162,432
Pacific Biosciences of California, Inc. *	85,600	221,704
Pacira Pharmaceuticals, Inc. *	39,300	1,333,449
PAREXEL International Corp. *	81,018	4,006,340
PDL Biopharma, Inc. (c)	197,500	1,603,700
Peregrine Pharmaceuticals, Inc. (c)*	195,500	277,610
Pernix Therapeutics Holdings *	37,100	126,140
Portola Pharmaceuticals, Inc. *	13,800	317,124
Pozen, Inc. *	35,400	203,550
Progenics Pharmaceuticals, Inc. *	84,900	508,551
Prothena Corp. plc *	16,900	293,553
Puma Biotechnology, Inc. *	31,600	1,615,076
Questcor Pharmaceuticals, Inc.	74,000	4,944,680
Raptor Pharmaceutical Corp. (c)*	79,000	787,630
Receptos, Inc. *	8,200	163,098
Regulus Therapeutics, Inc. *	18,100	183,534
Repligen Corp. *	42,300	430,191
Repros Therapeutics, Inc. (c)*	32,700	674,601
Rigel Pharmaceuticals, Inc. *	118,400	451,104
Sagent Pharmaceuticals, Inc. *	23,800	517,174
Sangamo BioSciences, Inc. (c)*	75,200	733,200
Santarus, Inc. *	77,800	1,892,096
Sarepta Therapeutics, Inc. (c)*	45,500	1,684,410
SciClone Pharmaceuticals, Inc. *	78,000	488,280
Sequenom, Inc. (c)*	166,100	498,300
SIGA Technologies, Inc. (c)*	46,100	147,059
Spectrum Pharmaceuticals, Inc. (c)	89,800	757,912
Stemline Therapeutics, Inc. *	13,000	365,820
Sucampo Pharmaceuticals, Inc., Class A *	17,000	104,210
Sunesis Pharmaceuticals, Inc. (c)*	38,100	193,548
Supernus Pharmaceuticals, Inc. (c)*	31,800	217,830
Synageva BioPharma Corp. *	24,400	1,173,640
Synergy Pharmaceuticals, Inc. (c)*	114,800	516,600
Synta Pharmaceuticals Corp. (c)*	60,100	403,271
Targacept, Inc. *	37,100	185,500
TESARO, Inc. *	19,100	651,692
Tetraphase Pharmaceuticals, Inc. *	16,400	129,560
TG Therapeutics, Inc. (c)*	18,200	111,202
The Medicines Co. *	79,808	2,466,067
TherapeuticsMD, Inc. (c)*	111,300	257,103
Threshold Pharmaceuticals, Inc. *	61,700	334,414
Trius Therapeutics, Inc. *	53,100	748,710
Vanda Pharmaceuticals, Inc. *	37,600	438,416
Verastem, Inc. *	20,600	314,768
Vical, Inc. *	113,400	437,724
ViroPharma, Inc. *	95,574	3,280,100
VIVUS, Inc. (c)*	147,300	2,181,513
Xenoport, Inc. *	59,600	321,244
XOMA Corp. *	113,500	616,305
ZIOPHARM Oncology, Inc. (c)*	89,200	265,816
Zogenix, Inc. *	133,700	207,235

		124,881,704

Real Estate 7.9%
Acadia Realty Trust	78,536	2,024,658
AG Mortgage Investment Trust, Inc.	38,100	691,134
Agree Realty Corp.	18,600	560,976
Alexander & Baldwin, Inc. *	61,400	2,719,406
Alexander’s, Inc.	2,900	875,800
Altisource Residential Corp. *	35,700	684,369
American Assets Trust, Inc.	48,400	1,568,160
American Capital Mortgage Investment Corp.	84,400	1,652,552
American Realty Capital Properties, Inc.	219,600	3,173,220
American Residential Properties, Inc. *	19,500	342,030
AmREIT, Inc., Class B	28,100	513,949
Anworth Mortgage Asset Corp.	206,600	1,004,076
Apollo Commercial Real Estate Finance, Inc.	52,600	843,178
Apollo Residential Mortgage, Inc.	44,300	710,129
Ares Commercial Real Estate Corp.	30,500	400,770
Armada Hoffler Properties, Inc.	27,100	294,577
ARMOUR Residential REIT, Inc.	535,200	2,386,992
Ashford Hospitality Trust	87,600	1,022,292
Associated Estates Realty Corp.	82,100	1,254,488
AV Homes, Inc. *	15,600	251,940
Aviv REIT, Inc.	16,400	408,360
Campus Crest Communities, Inc.	92,100	1,045,335
CapLease, Inc.	127,300	1,079,504
Capstead Mortgage Corp.	141,200	1,668,984
Cedar Realty Trust, Inc.	103,100	571,174
Chambers Street Properties (c)	354,900	2,871,141
Chatham Lodging Trust	24,900	434,754
Chesapeake Lodging Trust	69,500	1,592,245
Colonial Properties Trust	126,600	3,064,986
Colony Financial, Inc.	91,400	1,853,592
Consolidated-Tomoka Land Co.	8,300	322,455
Coresite Realty Corp.	31,300	1,062,948
Cousins Properties, Inc.	149,673	1,534,148
CubeSmart	191,000	3,094,200

 13

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CyrusOne, Inc.	27,100	551,485
CYS Investments, Inc.	249,600	2,071,680
DCT Industrial Trust, Inc.	414,400	3,112,144
DiamondRock Hospitality Co.	278,617	2,702,585
DuPont Fabros Technology, Inc.	90,000	2,061,900
Dynex Capital, Inc.	76,500	735,165
EastGroup Properties, Inc.	42,790	2,646,989
Education Realty Trust, Inc.	161,700	1,524,831
Ellington Residential Mortgage REIT (c)	9,200	142,784
EPR Properties	66,300	3,340,194
Equity One, Inc.	85,837	1,986,268
Excel Trust, Inc.	67,300	873,554
FelCor Lodging Trust, Inc. *	186,400	1,125,856
First Industrial Realty Trust, Inc.	153,700	2,514,532
First Potomac Realty Trust	82,900	1,124,953
Forestar Group, Inc. *	49,700	1,074,017
Franklin Street Properties Corp.	125,665	1,672,601
Getty Realty Corp.	39,242	807,993
Gladstone Commercial Corp.	18,200	338,702
Glimcher Realty Trust	206,000	2,315,440
Government Properties Income Trust	77,900	1,968,533
Gramercy Property Trust, Inc. *	84,600	401,850
Healthcare Realty Trust, Inc.	136,681	3,514,069
Hersha Hospitality Trust	288,700	1,694,669
Highwoods Properties, Inc.	117,100	4,248,388
Hudson Pacific Properties, Inc.	61,600	1,336,720
Inland Real Estate Corp.	121,636	1,251,634
Invesco Mortgage Capital, Inc.	193,200	3,174,276
Investors Real Estate Trust	140,300	1,212,192
iStar Financial, Inc. *	125,500	1,425,680
JAVELIN Mortgage Investment Corp.	18,700	250,393
Kennedy-Wilson Holdings, Inc.	74,700	1,277,370
Kite Realty Group Trust	130,400	752,408
LaSalle Hotel Properties	134,626	3,626,825
Lexington Realty Trust	240,584	3,016,923
LTC Properties, Inc.	49,867	1,928,357
Medical Properties Trust, Inc.	214,100	3,125,860
Monmouth Real Estate Investment Corp., Class A	60,900	595,602
MPG Office Trust, Inc. *	81,700	255,721
National Health Investors, Inc.	35,068	2,194,906
New Residential Investment Corp.	360,700	2,391,441
New York Mortgage Trust, Inc. (c)	91,500	589,260
NorthStar Realty Finance Corp.	277,000	2,714,600
One Liberty Properties, Inc.	18,700	434,401
Parkway Properties, Inc.	62,100	1,086,750
Pebblebrook Hotel Trust	87,000	2,318,550
Pennsylvania Real Estate Investment Trust	97,612	2,020,568
PennyMac Mortgage Investment Trust	85,200	1,881,216
Potlatch Corp.	57,603	2,536,260
PS Business Parks, Inc.	26,438	1,937,112
RAIT Financial Trust	100,200	757,512
Ramco-Gershenson Properties Trust	85,200	1,319,748
Redwood Trust, Inc.	117,100	1,983,674
Resource Capital Corp.	178,500	1,185,240
Retail Opportunity Investments Corp.	95,400	1,306,980
RLJ Lodging Trust	175,500	4,250,610
Rouse Properties, Inc. (c)	30,400	618,640
Ryman Hospitality Properties, Inc.	62,850	2,341,163
Sabra Health Care REIT, Inc.	51,866	1,360,964
Saul Centers, Inc.	10,800	490,104
Select Income REIT	31,200	841,776
Silver Bay Realty Trust Corp.	21,733	349,684
Sovran Self Storage, Inc.	44,726	3,090,567
STAG Industrial, Inc.	59,600	1,235,508
Strategic Hotels & Resorts, Inc. *	258,900	2,293,854
Summit Hotel Properties, Inc.	94,000	951,280
Sun Communities, Inc.	51,300	2,483,946
Sunstone Hotel Investors, Inc. *	231,910	3,000,915
Tejon Ranch Co. *	19,092	645,119
Terreno Realty Corp.	35,600	652,904
The Geo Group, Inc.	103,180	3,582,410
Thomas Properties Group, Inc.	44,200	250,172
UMH Properties, Inc.	19,000	207,670
Universal Health Realty Income Trust	16,900	734,643
Urstadt Biddle Properties, Inc., Class A	34,600	730,752
Washington Real Estate Investment Trust	94,900	2,550,912
Western Asset Mortgage Capital Corp. (c)	34,600	580,934
Whitestone REIT	24,300	393,174
Winthrop Realty Trust	42,800	546,556
ZAIS Financial Corp.	8,000	137,280

		172,339,420

Retailing 4.3%
1-800-FLOWERS.COM, Inc., Class A *	34,800	228,984
Aeropostale, Inc. *	115,000	1,739,950
America’s Car-Mart, Inc. *	11,500	497,720
ANN, Inc. *	69,000	2,338,410
Asbury Automotive Group, Inc. *	44,400	2,168,496
Barnes & Noble, Inc. *	57,600	1,028,160
Bebe Stores, Inc.	51,449	307,665
Big 5 Sporting Goods Corp.	22,600	458,102
Blue Nile, Inc. *	19,000	737,770
Body Central Corp. *	22,200	267,732
Brown Shoe Co., Inc.	59,375	1,411,344
Christopher & Banks Corp. *	51,800	354,312
Citi Trends, Inc. *	20,100	283,209
Conn’s, Inc. *	32,000	2,067,840
Core-Mark Holding Co., Inc.	16,200	1,014,930
Destination Maternity Corp.	18,400	553,104
Destination XL Group, Inc. *	56,400	363,780
Express, Inc. *	121,700	2,744,335
Five Below, Inc. *	46,700	1,814,762
Francesca’s Holdings Corp. *	62,800	1,561,208
Fred’s, Inc., Class A	52,800	908,160
Genesco, Inc. *	34,244	2,410,093
Gordmans Stores, Inc. *	11,600	162,284
Group 1 Automotive, Inc.	32,400	2,358,396
Haverty Furniture Cos, Inc.	30,300	787,800
hhgregg, Inc. *	18,300	287,127

14

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hibbett Sports, Inc. *	37,775	2,215,504
HSN, Inc.	48,200	2,894,892
Jos. A. Bank Clothiers, Inc. *	39,418	1,610,619
Kirkland’s, Inc. *	22,400	393,792
Lithia Motors, Inc., Class A	31,900	2,081,156
Lumber Liquidators Holdings, Inc. *	39,000	3,775,980
MarineMax, Inc. *	31,100	361,693
Mattress Firm Holding Corp. *	19,200	784,320
Monro Muffler Brake, Inc.	43,750	1,881,687
New York & Co., Inc. *	36,400	226,772
Nutrisystem, Inc.	39,948	499,749
Office Depot, Inc. *	350,800	1,518,964
OfficeMax, Inc.	122,500	1,395,275
Orbitz Worldwide, Inc. *	28,000	257,880
Overstock.com, Inc. *	15,500	527,155
Pacific Sunwear of California, Inc. *	65,800	292,810
Penske Automotive Group, Inc.	62,616	2,328,063
PetMed Express, Inc.	29,500	494,125
Pier 1 Imports, Inc.	137,400	3,228,900
Pool Corp.	67,177	3,545,602
RadioShack Corp. (c)*	136,500	372,645
Rent-A-Center, Inc.	84,105	3,363,359
Restoration Hardware Holdings, Inc. *	25,200	1,683,864
rue21, Inc. *	21,600	902,448
Saks, Inc. *	148,800	2,383,776
Sears Hometown and Outlet Stores, Inc. *	12,300	535,911
Select Comfort Corp. *	79,600	1,818,860
Shoe Carnival, Inc.	20,250	540,877
Shutterfly, Inc. *	54,300	2,909,937
Sonic Automotive, Inc., Class A	55,500	1,228,770
Stage Stores, Inc.	46,827	1,168,802
Stein Mart, Inc.	36,800	514,096
Systemax, Inc.	14,500	139,635
The Bon-Ton Stores, Inc. (c)	19,300	363,998
The Buckle, Inc.	39,264	2,197,999
The Cato Corp., Class A	38,404	1,081,073
The Children’s Place Retail Stores, Inc. *	32,913	1,778,619
The Finish Line, Inc., Class A	71,619	1,594,239
The Men’s Wearhouse, Inc.	72,000	2,874,960
The Pep Boys - Manny, Moe & Jack *	74,800	931,260
The Wet Seal, Inc., Class A *	121,200	532,068
Tile Shop Holdings, Inc. *	26,300	747,709
Tilly’s, Inc., Class A *	12,600	184,968
Trans World Entertainment Corp.	15,100	75,500
Tuesday Morning Corp. *	57,700	647,394
ValueVision Media, Inc., Class A *	56,000	332,080
Vitacost.com, Inc. *	30,300	270,276
Vitamin Shoppe, Inc. *	43,100	2,070,093
VOXX International Corp. *	24,200	327,910
West Marine, Inc. *	19,800	215,028
Weyco Group, Inc.	9,100	248,703
Winmark Corp.	3,000	215,700
Zale Corp. *	46,300	429,664
Zumiez, Inc. *	30,100	829,857

		94,682,689

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	57,600	1,247,616
Alpha & Omega Semiconductor Ltd. *	28,000	214,200
Ambarella, Inc. (c)*	26,400	438,240
Amkor Technology, Inc. (c)*	85,318	360,042
ANADIGICS, Inc. *	117,100	251,765
Applied Micro Circuits Corp. *	96,465	1,145,040
ATMI, Inc. *	47,654	1,184,202
Axcelis Technologies, Inc. *	142,100	309,778
Brooks Automation, Inc.	93,731	920,438
Cabot Microelectronics Corp. *	32,800	1,212,944
Cavium, Inc. *	73,200	2,676,192
CEVA, Inc. *	33,700	614,351
Cirrus Logic, Inc. *	92,700	1,787,256
Cohu, Inc.	32,200	379,960
Cypress Semiconductor Corp. *	209,600	2,676,592
Diodes, Inc. *	49,381	1,353,533
DSP Group, Inc. *	31,400	233,930
Entegris, Inc. *	197,500	1,882,175
Entropic Communications, Inc. *	119,200	528,056
Exar Corp. *	58,500	761,085
FormFactor, Inc. *	76,873	558,867
GSI Technology, Inc. *	27,000	187,650
GT Advanced Technologies, Inc. (c)*	168,600	875,034
Hittite Microwave Corp. *	44,609	2,787,170
Inphi Corp. *	37,200	433,752
Integrated Device Technology, Inc. *	187,900	1,692,979
Integrated Silicon Solutions, Inc. *	35,900	429,723
Intermolecular, Inc. *	19,000	120,080
International Rectifier Corp. *	97,900	2,360,369
Intersil Corp., Class A	180,300	1,840,863
IXYS Corp.	32,400	364,176
Kopin Corp. *	100,300	372,113
Lattice Semiconductor Corp. *	170,200	878,232
LTX-Credence Corp. *	66,300	355,368
M/A-COM Technology Solutions Holdings, Inc. *	15,100	242,053
MaxLinear, Inc., Class A *	30,400	210,672
Micrel, Inc.	67,505	716,228
Microsemi Corp. *	132,419	3,265,453
Mindspeed Technologies, Inc. (c)*	64,400	197,708
MKS Instruments, Inc.	77,299	2,096,349
Monolithic Power Systems, Inc.	52,400	1,371,832
MoSys, Inc. *	58,300	239,613
Nanometrics, Inc. *	32,200	494,592
NeoPhotonics Corp. *	26,800	235,304
NVE Corp. *	6,400	317,312
OmniVision Technologies, Inc. *	77,873	1,266,215
PDF Solutions, Inc. *	35,700	732,564
Peregrine Semiconductor Corp. (c)*	37,700	412,438
Pericom Semiconductor Corp. *	33,500	256,275
Photronics, Inc. *	85,200	651,780
PLX Technology, Inc. *	59,600	326,608
PMC-Sierra, Inc. *	290,900	1,921,395
Power Integrations, Inc.	41,362	2,281,114
Rambus, Inc. *	167,900	1,637,025
RF Micro Devices, Inc. *	393,600	2,042,784

 15

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rubicon Technology, Inc. (c)*	23,500	197,870
Rudolph Technologies, Inc. *	46,700	576,745
Semtech Corp. *	96,029	2,904,877
Sigma Designs, Inc. *	43,000	224,460
Silicon Image, Inc. *	113,600	650,928
Spansion, Inc., Class A *	67,400	795,320
SunEdison, Inc. *	339,200	3,419,136
SunPower Corp. (c)*	57,100	1,578,815
Supertex, Inc.	14,800	397,824
Tessera Technologies, Inc.	76,490	1,535,154
TriQuint Semiconductor, Inc. *	232,700	1,859,273
Ultra Clean Holdings, Inc. *	31,900	221,067
Ultratech, Inc. *	40,000	1,168,800
Veeco Instruments, Inc. *	57,200	1,988,272
Volterra Semiconductor Corp. *	34,800	524,436

		72,392,062

Software & Services 9.0%
Accelrys, Inc. *	80,500	702,765
ACI Worldwide, Inc. *	57,215	2,709,130
Actuate Corp. *	67,700	499,626
Acxiom Corp. *	105,376	2,715,540
Advent Software, Inc.	46,528	1,369,319
American Software, Inc., Class A	30,400	275,424
Angie’s List, Inc. *	60,200	1,325,604
Aspen Technology, Inc. *	135,400	4,405,916
AVG Technologies NV (c)*	34,100	760,430
Bankrate, Inc. *	63,400	1,136,762
Bazaarvoice, Inc. *	68,500	717,880
Blackbaud, Inc.	63,869	2,241,163
Blackhawk Network Holdings, Inc. *	16,400	400,160
Blucora, Inc. *	58,400	1,168,000
Bottomline Technologies, Inc. *	53,200	1,546,524
Brightcove, Inc. *	40,100	409,822
BroadSoft, Inc. *	38,900	1,160,776
CACI International, Inc., Class A *	32,900	2,184,560
Callidus Software, Inc. *	55,900	372,853
Carbonite, Inc. *	15,500	204,445
Cardtronics, Inc. *	62,400	1,838,304
Cass Information Systems, Inc.	15,640	863,484
ChannelAdvisor Corp. *	8,500	166,940
CIBER, Inc. *	100,000	364,000
CommVault Systems, Inc. *	66,300	5,597,709
Computer Task Group, Inc.	20,200	375,720
comScore, Inc. *	50,900	1,474,064
Comverse, Inc. *	30,070	941,792
Constant Contact, Inc. *	41,800	802,142
Convergys Corp.	149,800	2,835,714
Cornerstone OnDemand, Inc. *	57,500	2,532,300
CoStar Group, Inc. *	40,375	6,320,706
CSG Systems International, Inc.	51,100	1,210,048
Cyan, Inc. *	11,400	118,332
Dealertrack Technologies, Inc. *	62,036	2,320,146
Demand Media, Inc. *	51,600	337,464
Demandware, Inc. *	22,900	1,017,218
Dice Holdings, Inc. *	64,900	562,683
Digimarc Corp.	10,300	216,197
Digital River, Inc. *	52,800	897,072
E2open, Inc. *	21,000	417,480
EarthLink, Inc.	147,381	924,079
Ebix, Inc. (c)	44,300	513,880
eGain Corp. *	18,600	214,086
Ellie Mae, Inc. *	37,500	883,125
Envestnet, Inc. *	32,200	801,458
EPAM Systems, Inc. *	31,200	903,240
EPIQ Systems, Inc.	48,700	633,587
ePlus, Inc.	5,200	330,148
Euronet Worldwide, Inc. *	71,036	2,614,835
EVERTEC, Inc. *	42,100	1,006,190
ExlService Holdings, Inc. *	46,500	1,302,000
Fair Isaac Corp.	51,100	2,552,956
FleetMatics Group plc *	23,300	877,478
Forrester Research, Inc.	19,717	691,672
Global Cash Access Holdings, Inc. *	91,800	641,682
Global Eagle Entertainment, Inc. *	30,600	346,086
Glu Mobile, Inc. (c)*	74,200	203,308
Guidance Software, Inc. *	18,600	170,562
Guidewire Software, Inc. *	59,800	2,616,848
Heartland Payment Systems, Inc.	51,800	1,932,658
Higher One Holdings, Inc. (c)*	43,800	473,040
iGATE Corp. *	49,640	1,157,108
Imperva, Inc. *	28,800	1,457,856
Infoblox, Inc. *	71,400	2,334,780
Interactive Intelligence Group, Inc. *	22,100	1,255,280
Internap Network Services Corp. *	75,700	616,955
IntraLinks Holdings, Inc. *	50,600	480,700
j2 Global, Inc.	65,428	2,994,640
Jive Software, Inc. *	56,400	756,888
Keynote Systems, Inc.	21,500	428,495
Limelight Networks, Inc. *	90,900	218,160
Lionbridge Technologies, Inc. *	82,500	273,075
Liquidity Services, Inc. (c)*	35,400	1,008,900
LivePerson, Inc. *	78,700	727,188
LogMeIn, Inc. *	34,700	1,031,284
Manhattan Associates, Inc. *	27,747	2,451,170
ManTech International Corp., Class A	34,500	1,019,130
Marchex, Inc., Class B	28,600	174,460
Marin Software, Inc. *	13,100	151,436
Market Leader, Inc. *	30,300	354,813
Marketo, Inc. (c)*	9,900	311,157
MAXIMUS, Inc.	98,696	3,711,957
Mentor Graphics Corp.	135,967	2,791,403
MicroStrategy, Inc., Class A *	12,562	1,193,516
Millennial Media, Inc. (c)*	50,300	498,473
Mitek Systems, Inc. (c)*	31,700	181,958
Model N, Inc. (c)*	11,600	273,528
ModusLink Global Solutions, Inc. *	58,700	182,557
MoneyGram International, Inc. *	29,500	640,445
Monotype Imaging Holdings, Inc.	54,500	1,336,885
Monster Worldwide, Inc. *	166,500	952,380
Move, Inc. *	53,100	737,559
Net Element International, Inc. (c)*	18,500	111,740
NetScout Systems, Inc. *	52,000	1,379,560
NIC, Inc.	92,200	1,698,324
OpenTable, Inc. *	33,100	2,107,808
Pegasystems, Inc.	23,600	847,240
Perficient, Inc. *	47,700	651,105
Planet Payment, Inc. *	60,600	182,406
PRGX Global, Inc. *	32,500	201,500

16

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Progress Software Corp. *	82,820	2,119,364
Proofpoint, Inc. *	31,100	836,901
PROS Holdings, Inc. *	31,300	1,027,266
PTC, Inc. *	173,200	4,690,256
QAD, Inc., Class A	8,800	112,288
QLIK Technologies, Inc. *	122,900	3,849,228
Qualys, Inc. *	21,200	339,200
QuinStreet, Inc. *	44,900	418,019
Rally Software Development Corp. *	9,800	276,262
RealNetworks, Inc. *	28,257	222,383
RealPage, Inc. *	66,300	1,336,608
Reis, Inc. *	11,900	218,960
Responsys, Inc. *	56,000	811,440
Rosetta Stone, Inc. *	14,700	240,198
Sapiens International Corp. N.V.	19,400	115,430
Sapient Corp. *	157,363	2,157,447
SciQuest, Inc. *	32,500	801,450
SeaChange International, Inc. *	46,700	550,126
ServiceSource International, Inc. *	87,100	929,357
Shutterstock, Inc. *	10,600	563,390
Silver Spring Networks, Inc. (c)*	8,400	227,724
Sourcefire, Inc. *	44,700	3,371,721
Spark Networks, Inc. *	25,100	207,828
SPS Commerce, Inc. *	21,400	1,380,942
SS&C Technologies Holdings, Inc. *	83,000	2,969,740
Stamps.com, Inc. *	19,400	773,284
Support.com, Inc. *	64,900	327,745
Sykes Enterprises, Inc. *	54,193	951,629
Synchronoss Technologies, Inc. *	41,500	1,431,335
Syntel, Inc.	22,900	1,643,762
Take-Two Interactive Software, Inc. *	115,004	2,016,020
Tangoe, Inc. *	40,900	738,654
TechTarget, Inc. *	59,900	322,861
TeleCommunication Systems, Inc., Class A *	67,800	183,060
TeleNav, Inc. *	22,100	135,473
TeleTech Holdings, Inc. *	28,400	711,420
The Active Network, Inc. *	77,000	656,810
The Hackett Group, Inc.	40,800	226,848
TiVo, Inc. *	177,803	1,964,723
Travelzoo, Inc. *	9,800	280,966
Trulia, Inc. *	34,200	1,274,292
Tyler Technologies, Inc. *	44,900	3,350,438
Ultimate Software Group, Inc. *	39,400	5,330,820
Unisys Corp. *	65,050	1,687,397
United Online, Inc.	126,687	1,028,698
Unwired Planet, Inc. *	114,100	231,623
ValueClick, Inc. *	107,400	2,624,856
VASCO Data Security International, Inc. *	40,200	330,846
Verint Systems, Inc. *	75,105	2,687,257
Virnetx Holding Corp. (c)*	60,000	1,144,200
Virtusa Corp. *	29,100	750,198
VistaPrint N.V. (c)*	46,500	2,370,570
Vocus, Inc. *	28,300	289,226
Vringo, Inc. (c)*	95,600	301,140
Web.com Group, Inc. *	59,800	1,553,604
WebMD Health Corp. *	50,000	1,650,500
WEX, Inc. *	55,976	4,866,554
XO Group, Inc. *	39,800	476,008
Xoom Corp. (c)*	10,400	341,224
Yelp, Inc. (c)*	42,400	1,772,320
Zillow, Inc., Class A (c)*	29,700	2,194,236
Zix Corp. *	88,900	400,050

		195,827,126

Technology Hardware & Equipment 5.0%
ADTRAN, Inc.	84,500	2,233,335
Aeroflex Holding Corp. *	26,600	200,032
Agilysys, Inc. *	24,000	278,160
Alliance Fiber Optic Products, Inc. (c)	8,200	260,842
Anaren, Inc. *	15,800	369,878
Anixter International, Inc. *	38,600	3,205,344
ARRIS Group, Inc. *	166,060	2,497,542
Aruba Networks, Inc. *	161,800	2,876,804
Audience, Inc. *	13,700	172,620
Aviat Networks, Inc. *	81,200	215,180
Avid Technology, Inc. *	39,705	236,642
Badger Meter, Inc.	20,203	962,471
Bel Fuse, Inc., Class B	14,100	220,665
Belden, Inc.	62,800	3,680,708
Benchmark Electronics, Inc. *	81,294	1,798,223
Black Box Corp.	24,092	651,929
CalAmp Corp. *	50,100	769,035
Calix, Inc. *	58,800	686,784
Checkpoint Systems, Inc. *	61,644	1,060,277
Ciena Corp. *	144,700	3,192,082
Cognex Corp.	61,309	3,256,121
Coherent, Inc.	34,651	1,964,019
Comtech Telecommunications Corp.	24,500	663,460
Cray, Inc. *	56,400	1,306,788
CTS Corp.	46,000	646,300
Daktronics, Inc.	50,700	551,616
Datalink Corp. *	20,900	272,118
Digi International, Inc. *	33,900	336,627
DTS, Inc. *	24,942	564,687
Electro Rent Corp.	25,200	450,576
Electro Scientific Industries, Inc.	30,200	342,770
Electronics for Imaging, Inc. *	65,209	1,958,226
Emulex Corp. *	129,190	1,034,812
Extreme Networks, Inc. *	135,200	585,416
Fabrinet *	40,400	598,324
FARO Technologies, Inc. *	25,200	925,596
FEI Co.	55,200	4,275,240
Finisar Corp. *	133,200	2,574,756
Fusion-io, Inc. (c)*	108,400	1,563,128
Globecomm Systems, Inc. *	34,300	497,007
GSI Group, Inc. *	40,000	336,400
Harmonic, Inc. *	160,700	1,230,962
Hutchinson Technology, Inc. *	33,400	114,562
Imation Corp. *	40,200	188,136
Immersion Corp. *	38,200	547,788
Infinera Corp. *	164,500	1,794,695
Insight Enterprises, Inc. *	65,500	1,401,045
InterDigital, Inc.	59,200	2,352,016
Intermec, Inc. *	87,540	869,272
InvenSense, Inc. (c)*	80,900	1,430,312
Itron, Inc. *	56,400	2,431,968

 17

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ixia *	80,464	1,118,450
KEMET Corp. *	59,100	257,676
KVH Industries, Inc. *	19,900	278,401
Littelfuse, Inc.	31,800	2,543,682
Maxwell Technologies, Inc. (c)*	43,400	344,162
Measurement Specialties, Inc. *	21,300	1,060,314
Mercury Systems, Inc. *	44,600	413,888
Mesa Laboratories, Inc.	3,600	234,936
Methode Electronics, Inc.	56,700	1,071,063
MTS Systems Corp.	23,775	1,499,014
Multi-Fineline Electronix, Inc. *	12,100	182,952
Navarre Corp. *	57,100	177,581
Neonode, Inc. (c)*	30,900	240,711
NETGEAR, Inc. *	53,400	1,591,854
Newport Corp. *	57,700	845,305
Numerex Corp., Class A *	16,600	179,280
Oplink Communications, Inc. *	26,200	527,930
OSI Systems, Inc. *	28,100	1,977,959
Park Electrochemical Corp.	29,300	796,960
ParkerVision, Inc. (c)*	117,300	518,466
PC Connection, Inc.	12,500	212,000
PC-Tel, Inc.	25,400	245,110
Plantronics, Inc.	61,493	2,858,810
Plexus Corp. *	48,962	1,712,201
Procera Networks, Inc. *	28,000	417,760
QLogic Corp. *	130,100	1,432,401
Quantum Corp. *	321,700	514,720
Radisys Corp. *	38,000	156,940
RealD, Inc. (c)*	60,400	643,260
Richardson Electronics Ltd.	18,900	212,436
Rofin-Sinar Technologies, Inc. *	40,036	925,232
Rogers Corp. *	24,367	1,355,292
Ruckus Wireless, Inc. (c)*	62,100	826,551
Sanmina Corp. *	115,300	1,897,838
ScanSource, Inc. *	40,578	1,444,983
ShoreTel, Inc. *	83,900	326,371
Silicon Graphics International Corp. *	46,000	865,720
Sonus Networks, Inc. *	309,258	1,057,662
STEC, Inc. *	49,000	331,730
Super Micro Computer, Inc. *	45,400	526,186
Symmetricom, Inc. *	58,000	298,120
Synaptics, Inc. *	47,700	1,908,000
SYNNEX Corp. *	38,600	1,911,472
Tellabs, Inc.	540,100	1,209,824
TESSCO Technologies, Inc.	7,400	237,096
TTM Technologies, Inc. *	72,500	669,900
Ubiquiti Networks, Inc.	17,300	363,646
Uni-Pixel, Inc. (c)*	14,400	191,232
Universal Display Corp. *	58,400	1,690,680
ViaSat, Inc. *	56,419	3,768,225
Viasystems Group, Inc. *	7,000	103,950
Vishay Precision Group, Inc. *	16,500	267,630
Westell Technologies, Inc., Class A *	71,100	184,149
Zygo Corp. *	23,500	368,245

		109,629,252

Telecommunication Services 0.8%
8x8, Inc. *	108,600	983,916
Atlantic Tele-Network, Inc.	12,600	642,600
Boingo Wireless, Inc. *	21,700	151,900
Cbeyond, Inc. *	37,400	316,778
Cincinnati Bell, Inc. *	303,745	1,047,920
Cogent Communications Group, Inc.	66,300	1,897,506
Consolidated Communications Holdings, Inc.	57,625	1,007,861
Fairpoint Communications, Inc. (c)*	28,900	253,164
General Communication, Inc., Class A *	50,300	445,155
Hawaiian Telcom Holdco, Inc. *	14,100	392,262
HickoryTech Corp.	17,900	200,838
IDT Corp., Class B	23,500	485,745
inContact, Inc. *	76,100	645,328
Inteliquent, Inc.	38,300	319,422
Iridium Communications, Inc. *	91,500	770,430
Leap Wireless International, Inc. *	73,500	1,225,980
Lumos Networks Corp.	20,100	380,895
magicJack VocalTec Ltd. (c)*	26,400	405,504
NII Holdings, Inc. (c)*	245,200	1,760,536
NTELOS Holdings Corp.	20,150	377,410
ORBCOMM, Inc. *	46,400	223,648
Premiere Global Services, Inc. *	70,000	770,000
Primus Telecommunications Group, Inc.	16,700	200,066
Shenandoah Telecommunications Co.	34,800	670,596
Towerstream Corp. (c)*	103,600	303,548
USA Mobility, Inc.	36,500	570,130
Vonage Holdings Corp. *	218,500	703,570

		17,152,708

Transportation 1.8%
Air Transport Services Group, Inc. *	72,100	481,628
Allegiant Travel Co.	21,600	2,103,408
Arkansas Best Corp.	36,672	795,782
Atlas Air Worldwide Holdings, Inc. *	37,400	1,669,536
Celadon Group, Inc.	26,900	540,959
Echo Global Logistics, Inc. *	25,400	552,958
Forward Air Corp.	42,982	1,571,852
Hawaiian Holdings, Inc. *	75,200	574,528
Heartland Express, Inc.	67,500	993,600
Hub Group, Inc., Class A *	53,492	2,046,069
International Shipholding Corp.	7,300	199,582
JetBlue Airways Corp. *	334,400	2,186,976
Knight Transportation, Inc.	81,700	1,386,449
Marten Transport Ltd.	31,200	535,392
Matson, Inc.	60,800	1,721,856
Pacer International, Inc. *	46,900	290,311
Park-Ohio Holdings Corp. *	13,800	484,794
Patriot Transportation Holding, Inc. *	8,700	299,715
Quality Distribution, Inc. *	29,300	309,408
Republic Airways Holdings, Inc. *	74,100	1,017,393
Roadrunner Transportation Systems, Inc. *	25,100	758,773
Saia, Inc. *	35,100	1,050,894
SkyWest, Inc.	70,812	1,070,677
Spirit Airlines, Inc. *	86,000	2,842,300
Swift Transportation Co. *	119,500	2,131,880

18

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ultrapetrol Bahamas Ltd. (c)*	33,800	103,766
Universal Truckload Services, Inc. *	7,300	201,261
US Airways Group, Inc. (c)*	273,900	5,299,965
Uti Worldwide, Inc.	129,300	2,133,450
Werner Enterprises, Inc.	64,643	1,555,311
Wesco Aircraft Holdings, Inc. *	58,700	1,148,759
XPO Logistics, Inc. (c)*	24,200	591,932
YRC Worldwide, Inc. (c)*	13,400	432,284

		39,083,448

Utilities 3.2%
ALLETE, Inc.	56,890	3,050,442
American States Water Co.	26,700	1,714,674
Artesian Resources Corp., Class A	10,500	247,170
Atlantic Power Corp.	168,900	719,514
Avista Corp.	85,912	2,472,547
Black Hills Corp.	64,298	3,411,009
California Water Service Group	67,074	1,462,213
Chesapeake Utilities Corp.	13,800	817,926
Cleco Corp.	86,100	4,176,711
Connecticut Water Service, Inc.	15,000	448,500
Consolidated Water Co., Ltd.	19,500	231,270
Delta Natural Gas Co., Inc.	9,300	211,761
Dynegy, Inc. *	142,600	2,971,784
El Paso Electric Co.	58,716	2,217,703
Genie Energy Ltd., Class B *	18,600	191,766
IDACORP, Inc.	70,800	3,736,116
MGE Energy, Inc.	33,960	1,993,792
Middlesex Water Co.	20,900	441,826
New Jersey Resources Corp.	60,000	2,685,600
Northwest Natural Gas Co.	37,895	1,665,106
NorthWestern Corp.	54,012	2,279,306
Ormat Technologies, Inc.	24,000	552,720
Otter Tail Corp.	51,209	1,566,483
Piedmont Natural Gas Co., Inc.	108,000	3,731,400
PNM Resources, Inc.	114,000	2,676,720
Portland General Electric Co.	109,900	3,483,830
Pure Cycle Corp. *	24,500	141,365
SJW Corp.	20,700	577,323
South Jersey Industries, Inc.	45,860	2,802,046
Southwest Gas Corp.	66,296	3,290,934
The Empire District Electric Co.	62,100	1,439,478
The Laclede Group, Inc.	46,577	2,136,021
UIL Holdings Corp.	73,110	2,985,813
Unitil Corp.	18,500	568,690
UNS Energy Corp.	59,117	3,006,100
WGL Holdings, Inc.	74,800	3,438,556
York Water Co.	17,000	358,360

		69,902,575

Total Common Stock
(Cost $1,520,169,253)		2,145,360,268

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Accelerate Diagnostics, Inc. (a)*	948	322
Indevus Pharmaceuticals, Inc. (a)(b)*	138,800	—

Total Rights
(Cost $—)		322

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (b)*	19,700	1,027

Total Warrants
(Cost $—)		1,027

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.2% of net assets

Time Deposit 2.0%
Societe Generale
0.03%, 08/01/13	43,518,890	43,518,890

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.02%, 09/19/13 (d)(e)	200,000	199,994
0.04%, 09/19/13 (d)(e)	3,400,000	3,399,815

		3,599,809

Total Short-Term Investments
(Cost $47,118,699)		47,118,699

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 4.5% of net assets

Wells Fargo Advantage Government Money Market Fund 0.01% (f)	97,570,636	97,570,636

Total Collateral Invested for Securities on Loan
(Cost $97,570,636)		97,570,636

End of Collateral Invested for Securities on Loan.

 19

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

At 07/31/13 tax basis cost of the fund’s investments was $1,568,976,644 and the unrealized appreciation and depreciation were $713,836,934 and ($90,333,262), respectively, with a net unrealized appreciation of $623,503,672.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $1,027 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $95,172,384.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, Mini, Long, expires 09/20/13	340	35,458,600	2,098,279

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an

20

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,145,360,268	$—	$—	$2,145,360,268
Rights[1]	—	—	322	322
Warrants[1]	1,027	—	—	1,027
Short-Term Investments[1]	—	47,118,699	—	47,118,699

Total	$2,145,361,295	$47,118,699	$322	$2,192,480,316

Other Financial Instruments
Collateral Invested for Securities on Loan	$97,570,636	$—	$—	$97,570,636
Futures Contracts[2]	2,098,279	—	—	2,098,279

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

 21

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$319,479	$—	($202,848)	$—	($116,631)	$—	$—	$—
Rights	—	—	322	—	—	—	—	322

Total	$319,479	$—	($202,526)	$—	($116,631)	$—	$—	$322

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46818JUL13

22

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Common Stock	1,914,080,033	2,909,961,175
0.0%	Rights	—	—
0.0%	Warrants	—	2
3.3%	Short-Term Investments	97,115,241	97,115,241

101.3%	Total Investments	2,011,195,274	3,007,076,418
0.6%	Collateral Invested for Securities on Loan	17,113,339	17,113,339
(1.9%)	Other Assets and Liabilities, Net		(56,536,864)

100.0%	Net Assets		2,967,652,893

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Automobiles & Components 1.2%
Allison Transmission Holdings, Inc.	9,600	228,096
American Axle & Manufacturing Holdings, Inc. *	8,300	161,435
Autoliv, Inc.	14,700	1,202,019
BorgWarner, Inc. *	18,300	1,746,369
Cooper Tire & Rubber Co.	8,900	298,506
Dana Holding Corp.	24,800	541,880
Delphi Automotive plc	46,100	2,476,492
Dorman Products, Inc.	3,000	141,240
Drew Industries, Inc.	5,400	220,482
Federal-Mogul Corp. *	12,900	200,982
Ford Motor Co.	613,736	10,359,864
General Motors Co. *	118,200	4,239,834
Gentex Corp.	20,600	465,148
Harley-Davidson, Inc.	35,000	1,986,950
Johnson Controls, Inc.	105,800	4,254,218
Lear Corp.	14,000	969,780
Modine Manufacturing Co. *	12,100	133,100
Standard Motor Products, Inc.	7,500	257,925
Stoneridge, Inc. *	13,100	158,248
Strattec Security Corp.	1,500	61,410
Tenneco, Inc. *	8,780	424,337
Tesla Motors, Inc. *	11,800	1,584,504
The Goodyear Tire & Rubber Co. *	40,500	749,250
Thor Industries, Inc.	7,500	405,375
TRW Automotive Holdings Corp. *	16,000	1,172,960
Visteon Corp. *	8,000	526,960
Winnebago Industries, Inc. *	7,400	177,008

		35,144,372

Banks 3.5%
1st Source Corp.	5,528	150,804
Ameris Bancorp *	6,348	122,199
Arrow Financial Corp.	3,324	87,554
Associated Banc-Corp.	25,000	423,500
Astoria Financial Corp.	11,300	137,860
BancFirst Corp.	2,300	120,244
BancorpSouth, Inc.	10,112	198,701
Bank Mutual Corp.	18,268	113,444
Bank of Hawaii Corp.	6,500	361,660
Bank of the Ozarks, Inc.	5,600	267,568
BankUnited, Inc.	6,000	181,440
Banner Corp.	3,171	117,581
BB&T Corp.	107,958	3,853,021
BBCN Bancorp, Inc.	19,100	279,051
Beneficial Mutual Bancorp, Inc. *	24,500	211,190
Berkshire Bancorp, Inc.	3,600	30,384
Berkshire Hills Bancorp, Inc.	8,000	208,800
BOK Financial Corp.	3,740	249,421
Boston Private Financial Holdings, Inc.	12,129	134,025
Brookline Bancorp, Inc.	11,705	115,411
Bryn Mawr Bank Corp.	3,400	95,064
Camco Financial Corp. *	700	3,038
Camden National Corp.	2,500	97,275
Capital Bank Financial Corp., Class A *	3,500	66,850
Capital City Bank Group, Inc. *	6,875	86,075
CapitalSource, Inc.	32,900	398,090
Capitol Federal Financial, Inc.	21,963	276,953
Cardinal Financial Corp.	3,700	60,532
Cathay General Bancorp	9,200	218,592
Central Pacific Financial Corp. *	5,169	96,092
Century Bancorp, Inc., Class A	800	28,456
Chemical Financial Corp.	5,383	160,736
CIT Group, Inc. *	31,200	1,563,432
City Holding Co.	4,800	212,448
City National Corp.	7,000	486,710
Columbia Banking System, Inc.	9,951	248,576
Comerica, Inc.	27,659	1,176,614
Commerce Bancshares, Inc.	10,984	501,200
Community Bank System, Inc.	6,400	214,656
Community Trust Bancorp, Inc.	2,487	99,107
Cullen/Frost Bankers, Inc.	9,100	655,564
CVB Financial Corp.	19,411	254,090
Dime Community Bancshares, Inc.	6,875	120,656
Eagle Bancorp, Inc. *	7,880	207,008
East West Bancorp, Inc.	19,600	604,268
EverBank Financial Corp.	8,900	138,128
F.N.B. Corp.	19,661	248,515
Fifth Third Bancorp	139,114	2,675,162
First BanCorp *	26,579	200,140
First Busey Corp.	20,200	100,798
First Citizens BancShares, Inc., Class A	900	188,550

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Commonwealth Financial Corp.	13,504	101,415
First Financial Bancorp	10,339	166,561
First Financial Bankshares, Inc.	4,100	252,765
First Financial Corp.	2,600	86,216
First Financial Holdings, Inc.	5,585	309,497
First Horizon National Corp.	32,816	404,621
First Interstate BancSystem, Inc.	8,900	209,773
First M&F Corp.	2,000	35,460
First Merchants Corp.	9,041	169,248
First Midwest Bancorp, Inc.	9,125	139,339
First Niagara Financial Group, Inc.	50,265	537,333
First Republic Bank	11,000	475,090
First United Corp. *	2,200	16,544
Firstmerit Corp.	24,489	549,043
Flagstar Bancorp, Inc. *	8,060	132,184
Flushing Financial Corp.	6,800	128,928
Fulton Financial Corp.	28,262	355,819
Glacier Bancorp, Inc.	10,497	255,497
Great Southern Bancorp, Inc.	3,400	99,280
Hancock Holding Co.	12,344	404,389
Hawthorn Bancshares, Inc.	911	11,943
Heartland Financial USA, Inc.	2,500	70,000
Heritage Financial Corp.	6,135	97,485
Home Bancshares, Inc.	11,500	314,180
Home Loan Servicing Solutions Ltd.	10,400	260,312
Hudson City Bancorp, Inc.	69,231	661,848
Huntington Bancshares, Inc.	127,599	1,090,971
IBERIABANK Corp.	3,875	227,850
Independent Bank Corp.	3,000	111,720
Independent Bank Corp., Michigan *	431	3,362
International Bancshares Corp.	7,784	188,451
Investors Bancorp, Inc.	9,600	213,120
Kearny Financial Corp. *	9,000	93,240
KeyCorp	148,290	1,822,484
Lakeland Financial Corp.	3,700	116,735
M&T Bank Corp.	18,949	2,214,380
MainSource Financial Group, Inc.	5,535	80,036
MB Financial, Inc.	8,133	234,068
Merchants Bancshares, Inc.	3,650	113,296
MGIC Investment Corp. *	45,600	348,384
MutualFirst Financial, Inc.	2,000	29,620
National Bank Holdings Corp., Class A	7,800	156,000
National Penn Bancshares, Inc.	17,675	190,713
Nationstar Mortgage Holdings, Inc. (d)*	5,500	254,540
NBT Bancorp, Inc.	6,900	155,733
New York Community Bancorp, Inc.	64,985	985,822
North Valley Bancorp *	300	5,220
Northfield Bancorp, Inc.	15,765	184,766
Northrim BanCorp, Inc.	4,281	109,251
Northwest Bancshares, Inc.	19,350	267,417
OceanFirst Financial Corp.	7,150	122,122
Ocwen Financial Corp. *	18,620	886,684
OFG Bancorp	8,163	150,771
Old National Bancorp	16,800	242,088
Oritani Financial Corp.	6,000	97,560
PacWest Bancorp	6,000	212,520
Park National Corp.	2,845	224,471
People’s United Financial, Inc.	49,587	743,805
Peoples Financial Corp.	3,000	35,730
Pinnacle Financial Partners, Inc. *	6,475	184,408
Popular, Inc. *	14,720	484,288
Premier Financial Bancorp, Inc.	2,645	32,798
PrivateBancorp, Inc.	8,000	188,720
Prosperity Bancshares, Inc.	6,400	377,728
Provident Financial Holdings, Inc.	4,350	76,125
Provident Financial Services, Inc.	7,917	140,843
Radian Group, Inc.	24,500	344,225
Regions Financial Corp.	218,562	2,187,806
Renasant Corp.	4,125	113,025
Republic Bancorp, Inc., Class A	6,521	170,655
Roma Financial Corp. *	5,900	112,690
S&T Bancorp, Inc.	4,400	107,712
S.Y. Bancorp, Inc.	3,670	101,402
Sandy Spring Bancorp, Inc.	5,900	144,196
Seacoast Banking Corp. of Florida *	19,680	46,445
Shore Bancshares, Inc. *	1,250	9,900
Signature Bank *	6,700	613,385
Simmons First National Corp., Class A	4,000	109,400
Southside Bancshares, Inc.	4,515	112,830
Southwest Bancorp, Inc. *	7,800	116,688
State Bank Financial Corp.	6,200	98,952
StellarOne Corp.	6,000	127,080
Sterling Bancorp	9,018	122,194
Sterling Financial Corp.	9,700	257,341
Suffolk Bancorp *	4,600	83,490
Sun Bancorp, Inc. *	19,318	64,136
SunTrust Banks, Inc.	83,142	2,892,510
Susquehanna Bancshares, Inc.	27,568	366,654
SVB Financial Group *	6,400	558,208
Synovus Financial Corp.	110,700	368,631
Taylor Capital Group, Inc. *	8,900	199,627
TCF Financial Corp.	22,900	348,996
Texas Capital Bancshares, Inc. *	5,400	245,646
TFS Financial Corp. *	19,500	227,565
The First of Long Island Corp.	4,000	143,920
The PNC Financial Services Group, Inc.	82,632	6,284,164
Timberland Bancorp, Inc.	2,000	17,480
Tompkins Financial Corp.	4,024	181,603
TowneBank	3,800	60,686
Tree.com, Inc.	4,444	83,947
TriCo Bancshares	5,400	116,964
TrustCo Bank Corp.	20,657	122,703
Trustmark Corp.	8,562	230,917
U.S. Bancorp	288,731	10,775,441
UMB Financial Corp.	5,274	315,385
Umpqua Holdings Corp.	15,743	265,112
Union First Market Bankshares Corp.	7,050	155,805
United Bankshares, Inc.	7,400	209,568
United Community Banks, Inc. *	11,678	159,171
Valley National Bancorp (d)	30,542	316,110
ViewPoint Financial Group, Inc.	4,900	105,693
Walker & Dunlop, Inc. *	9,700	178,868
Washington Federal, Inc.	14,942	324,989
Washington Trust Bancorp, Inc.	3,600	116,424

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Webster Financial Corp.	15,963	434,832
Wells Fargo & Co.	768,906	33,447,411
WesBanco, Inc.	4,456	131,229
Westamerica Bancorp	5,200	249,548
Western Alliance Bancorp *	16,600	294,318
Wilshire Bancorp, Inc.	9,900	87,021
Wintrust Financial Corp.	5,800	237,278
WSFS Financial Corp.	2,000	119,060
Zions Bancorp	27,525	815,841

		104,722,720

Capital Goods 8.0%
3M Co.	99,100	11,637,313
A.O. Smith Corp.	11,300	466,916
AAON, Inc.	6,853	147,819
AAR Corp.	5,000	121,200
Aceto Corp.	7,900	122,608
Actuant Corp., Class A	10,280	362,987
Acuity Brands, Inc.	6,000	519,000
AECOM Technology Corp. *	16,100	545,790
Aegion Corp. *	4,300	98,126
Aerovironment, Inc. *	4,200	94,962
AGCO Corp.	15,462	869,738
Air Lease Corp.	13,100	365,228
Aircastle Ltd.	14,100	247,878
Alamo Group, Inc.	2,500	104,175
Albany International Corp., Class A	3,918	135,210
Alliant Techsystems, Inc.	4,437	413,085
Altra Holdings, Inc.	4,300	107,242
American Railcar Industries, Inc.	2,800	100,604
American Science & Engineering, Inc.	2,000	121,580
American Superconductor Corp. *	5,200	13,052
American Woodmark Corp. *	4,000	138,760
AMETEK, Inc.	38,325	1,773,681
Ampco-Pittsburgh Corp.	4,500	86,580
Apogee Enterprises, Inc.	6,600	176,616
Applied Industrial Technologies, Inc.	6,525	340,344
Armstrong World Industries, Inc. *	3,500	175,280
Astec Industries, Inc.	5,700	199,500
Astronics Corp. *	3,438	135,835
AZZ, Inc.	3,500	132,405
B/E Aerospace, Inc. *	15,500	1,080,505
Barnes Group, Inc.	6,600	217,800
Beacon Roofing Supply, Inc. *	6,600	269,214
Blount International, Inc. *	15,900	209,562
Brady Corp., Class A	6,400	212,928
Breeze-Eastern Corp. *	500	4,618
Briggs & Stratton Corp.	6,500	131,625
Builders FirstSource, Inc. *	17,100	100,890
Carlisle Cos., Inc.	9,200	623,208
Caterpillar, Inc.	102,600	8,506,566
Chart Industries, Inc. *	4,400	500,280
Chicago Bridge & Iron Co., N.V.	16,400	977,112
CIRCOR International, Inc.	3,750	196,950
CLARCOR, Inc.	7,300	401,354
Coleman Cable, Inc.	4,500	97,785
Colfax Corp. *	12,400	658,068
Columbus McKinnon Corp. *	4,300	95,116
Comfort Systems USA, Inc.	7,700	118,965
Crane Co.	8,000	487,200
Cubic Corp.	4,500	227,475
Cummins, Inc.	27,200	3,296,368
Curtiss-Wright Corp.	6,600	268,224
Danaher Corp.	91,300	6,148,142
Deere & Co.	61,000	5,067,270
DigitalGlobe, Inc. *	12,322	399,233
Donaldson Co., Inc.	22,100	801,125
Dover Corp.	26,100	2,235,204
Ducommun, Inc. *	3,200	73,088
DXP Enterprises, Inc. *	1,700	117,300
Dycom Industries, Inc. *	5,300	140,344
Eaton Corp. plc	73,377	5,059,344
EMCOR Group, Inc.	9,400	388,032
Emerson Electric Co.	112,200	6,885,714
Encore Wire Corp.	2,500	104,275
EnerSys, Inc.	7,500	396,900
Engility Holdings, Inc. *	4,116	134,140
EnPro Industries, Inc. *	3,000	170,490
ESCO Technologies, Inc.	3,900	135,057
Esterline Technologies Corp. *	4,400	358,336
Exelis, Inc.	27,400	404,972
Fastenal Co.	42,300	2,073,123
Federal Signal Corp. *	12,800	124,160
Flow International Corp. *	17,000	65,620
Flowserve Corp.	23,300	1,320,644
Fluor Corp.	26,400	1,651,584
Fortune Brands Home & Security, Inc.	26,000	1,074,060
Foster Wheeler AG *	15,200	325,888
Franklin Electric Co., Inc.	5,600	208,656
FreightCar America, Inc.	2,500	45,525
FuelCell Energy, Inc. (d)*	29,400	35,868
Furmanite Corp. *	7,200	53,928
GATX Corp.	6,600	298,188
GenCorp, Inc. (d)*	11,600	203,116
Generac Holdings, Inc.	10,000	433,500
General Cable Corp.	6,700	211,184
General Dynamics Corp.	52,100	4,446,214
General Electric Co.	1,614,166	39,337,225
Gibraltar Industries, Inc. *	6,300	97,020
Graco, Inc.	8,812	614,901
GrafTech International Ltd. *	16,600	124,832
Granite Construction, Inc.	4,850	146,713
Great Lakes Dredge & Dock Corp.	11,600	89,204
Griffon Corp.	15,100	179,690
H&E Equipment Services, Inc.	6,800	155,312
Hardinge, Inc.	4,800	75,936
Harsco Corp.	11,300	291,088
HD Supply Holdings, Inc. *	8,300	177,454
HEICO Corp.	6,700	380,560
Hexcel Corp. *	14,500	510,545
Honeywell International, Inc.	122,862	10,195,089
Hubbell, Inc., Class B	7,900	848,065
Huntington Ingalls Industries, Inc.	6,972	433,519
Hyster-Yale Materials Handling, Inc.	2,300	149,523
IDEX Corp.	13,925	830,626
II-VI, Inc. *	7,600	134,368
Illinois Tool Works, Inc.	64,900	4,675,396
Ingersoll-Rand plc	43,300	2,643,465

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Integrated Electrical Services, Inc. *	5,105	30,068
ITT Corp.	13,500	421,740
Jacobs Engineering Group, Inc. *	20,800	1,231,360
John Bean Technologies Corp.	4,983	118,147
Joy Global, Inc.	16,350	809,325
Kadant, Inc.	3,001	98,253
Kaman Corp.	3,000	113,580
Kaydon Corp.	7,700	223,916
KBR, Inc.	24,000	750,720
Kennametal, Inc.	11,300	489,742
Kratos Defense & Security Solutions, Inc. *	10,180	68,613
L-3 Communications Holdings, Inc.	13,600	1,266,840
L.B. Foster Co., Class A	1,400	65,072
Lawson Products, Inc. *	5,500	66,715
Layne Christensen Co. *	4,500	87,210
Lennox International, Inc.	6,771	486,293
Lincoln Electric Holdings, Inc.	13,600	802,944
Lindsay Corp.	1,800	135,180
Lockheed Martin Corp.	41,952	5,039,274
Lydall, Inc. *	5,500	85,580
Magnetek, Inc. *	1,650	29,585
Masco Corp.	53,300	1,093,716
MasTec, Inc. *	8,550	282,150
Meritor, Inc. *	22,600	183,738
Michael Baker Corp.	4,200	169,680
Middleby Corp. *	2,600	465,244
Moog, Inc., Class A *	7,587	426,693
MRC Global, Inc. *	15,600	418,392
MSC Industrial Direct Co., Inc., Class A	6,900	558,555
Mueller Industries, Inc.	3,400	186,626
Mueller Water Products, Inc., Class A	23,139	179,096
MYR Group, Inc. *	2,800	60,480
National Presto Industries, Inc.	2,900	215,006
Navistar International Corp. *	11,600	396,140
NCI Building Systems, Inc. *	8,780	124,500
NN, Inc.	1,800	22,140
Nordson Corp.	8,000	577,280
Nortek, Inc. *	1,800	121,518
Northrop Grumman Corp.	36,332	3,344,724
Omega Flex, Inc.	700	12,607
Orbital Sciences Corp. *	7,600	140,904
Oshkosh Corp. *	12,900	578,178
Owens Corning *	18,700	738,463
PACCAR, Inc.	54,325	3,056,868
Pall Corp.	16,600	1,161,336
Parker Hannifin Corp.	23,100	2,385,768
Pentair Ltd.	32,728	1,999,026
Polypore International, Inc. *	6,100	256,139
Powell Industries, Inc. *	2,800	137,760
Precision Castparts Corp.	22,602	5,011,315
Preformed Line Products Co.	1,000	72,950
Primoris Services Corp.	6,900	143,520
Proto Labs, Inc. *	2,800	189,476
Quanex Building Products Corp.	13,125	223,388
Quanta Services, Inc. *	31,071	833,014
Raven Industries, Inc.	5,600	171,696
Raytheon Co.	51,000	3,663,840
RBC Bearings, Inc. *	3,000	164,580
Regal-Beloit Corp.	6,500	420,420
Rexnord Corp. *	9,300	176,421
Rockwell Automation, Inc.	22,000	2,130,700
Rockwell Collins, Inc.	20,900	1,487,453
Roper Industries, Inc.	15,600	1,964,976
Rush Enterprises, Inc., Class A *	4,600	114,632
Sensata Technologies Holding N.V. *	19,600	736,568
Simpson Manufacturing Co., Inc.	6,200	204,724
Snap-on, Inc.	9,200	872,620
Solarcity Corp. (d)*	4,300	177,762
Spirit AeroSystems Holdings, Inc., Class A *	18,600	471,696
SPX Corp.	7,110	543,275
Standex International Corp.	3,000	177,090
Stanley Black & Decker, Inc.	24,652	2,086,052
Sun Hydraulics Corp.	3,000	94,350
TAL International Group, Inc. *	6,000	241,500
Taser International, Inc. *	11,800	104,784
Tecumseh Products Co., Class A *	9,100	104,468
Teledyne Technologies, Inc. *	5,157	413,437
Tennant Co.	4,200	216,720
Terex Corp. *	16,100	474,628
Textainer Group Holdings Ltd.	5,200	184,028
Textron, Inc.	45,600	1,248,528
The Babcock & Wilcox Co.	17,400	531,396
The Boeing Co.	106,600	11,203,660
The Gorman-Rupp Co.	4,113	142,844
The Greenbrier Cos., Inc. *	5,800	132,646
The KEYW Holding Corp. *	14,200	182,186
The Manitowoc Co., Inc.	18,500	379,805
The Timken Co.	11,900	695,198
The Toro Co.	8,200	404,096
Thermon Group Holdings, Inc. *	9,500	190,095
Titan International, Inc.	6,925	119,387
Titan Machinery, Inc. (d)*	3,600	68,724
TransDigm Group, Inc.	7,300	1,055,507
Trex Co., Inc. *	2,700	127,818
TriMas Corp. *	4,700	174,041
Trinity Industries, Inc.	10,950	431,102
Triumph Group, Inc.	8,100	635,526
Tutor Perini Corp. *	7,100	140,438
United Rentals, Inc. *	14,700	842,604
United Technologies Corp.	132,068	13,942,419
Universal Forest Products, Inc.	2,500	103,125
URS Corp.	10,700	497,550
USG Corp. *	12,500	314,125
Valmont Industries, Inc.	3,500	488,740
Vicor Corp. *	9,900	82,071
W.W. Grainger, Inc.	9,200	2,411,688
Wabash National Corp. *	11,200	120,176
WABCO Holdings, Inc. *	9,233	729,961
Wabtec Corp.	14,256	827,703
Watsco, Inc.	4,200	392,070
Watts Water Technologies, Inc., Class A	4,000	209,120
WESCO International, Inc. *	6,300	477,414
Woodward, Inc.	10,500	429,660
Xylem, Inc.	27,700	690,561

		238,123,033

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Supplies 1.0%
A.T. Cross Co., Class A *	2,900	53,940
ABM Industries, Inc.	7,200	186,480
Acacia Research Corp.	6,200	141,484
Acco Brands Corp. *	15,378	101,649
AMREP Corp. *	2,500	24,375
ARC Document Solutions, Inc. *	7,000	33,390
Casella Waste Systems, Inc., Class A *	13,300	63,441
CDI Corp.	5,500	86,515
Cenveo, Inc. (d)*	7,300	17,812
Cintas Corp.	15,350	729,279
Clean Harbors, Inc. *	7,700	434,588
Compx International, Inc.	2,000	34,780
Consolidated Graphics, Inc. *	3,900	209,001
Copart, Inc. *	17,618	572,761
Covanta Holding Corp.	18,900	393,309
CRA International, Inc. *	4,200	80,388
Deluxe Corp.	6,800	278,868
Ennis, Inc.	6,500	120,445
Equifax, Inc.	19,795	1,251,638
Exponent, Inc.	1,900	125,628
FTI Consulting, Inc. *	5,700	212,382
G&K Services, Inc., Class A	4,100	216,521
GP Strategies Corp. *	1,500	39,615
Healthcare Services Group, Inc.	12,656	311,464
Heidrick & Struggles International, Inc.	5,000	76,900
Herman Miller, Inc.	8,700	244,557
HNI Corp.	6,400	243,904
Hudson Global, Inc. *	3,220	7,631
Huron Consulting Group, Inc. *	3,000	152,820
ICF International, Inc. *	2,800	93,492
IHS, Inc., Class A *	7,800	856,284
InnerWorkings, Inc. *	7,400	86,432
Insperity, Inc.	6,800	224,876
Interface, Inc.	8,400	159,516
Iron Mountain, Inc.	25,238	701,617
KAR Auction Services, Inc.	16,200	412,128
Kelly Services, Inc., Class A	5,700	111,549
Kforce, Inc.	7,105	118,512
Kimball International, Inc., Class B	9,100	100,009
Knoll, Inc.	7,000	115,640
Korn/Ferry International *	6,600	128,898
Manpowergroup, Inc.	11,191	748,342
Mastech Holdings, Inc.	540	5,292
McGrath RentCorp	4,600	157,504
Mine Safety Appliances Co.	4,700	249,711
Mistras Group, Inc. *	4,000	67,240
Mobile Mini, Inc. *	6,200	213,962
Multi-Color Corp.	4,625	160,071
Navigant Consulting, Inc. *	14,000	187,880
Nielsen Holdings N.V.	32,200	1,076,124
NL Industries, Inc.	7,800	86,502
On Assignment, Inc. *	6,500	198,445
Performant Financial Corp. *	7,700	81,389
Pitney Bowes, Inc. (d)	28,200	465,582
Quad Graphics, Inc. (d)	9,800	274,792
R.R. Donnelley & Sons Co. (d)	30,200	573,498
Republic Services, Inc.	47,845	1,622,424
Resources Connection, Inc.	11,300	150,290
Robert Half International, Inc.	21,000	782,040
Rollins, Inc.	9,218	235,059
RPX Corp. *	10,300	179,632
Steelcase, Inc., Class A	11,500	175,260
Stericycle, Inc. *	13,300	1,542,002
Team, Inc. *	3,000	117,570
Tetra Tech, Inc. *	8,131	191,892
The ADT Corp. *	33,866	1,357,349
The Advisory Board Co. *	4,600	269,974
The Brink’s Co.	7,100	189,783
The Corporate Executive Board Co.	4,700	316,921
The Dun & Bradstreet Corp.	5,840	605,199
The Standard Register Co. *	820	2,435
Towers Watson & Co., Class A	8,100	682,263
TRC Cos., Inc. *	3,350	27,805
TrueBlue, Inc. *	6,000	160,200
Tyco International Ltd.	72,033	2,507,469
UniFirst Corp.	2,100	205,842
United Stationers, Inc.	5,800	240,062
Verisk Analytics, Inc., Class A *	23,300	1,499,588
Viad Corp.	3,625	87,181
Virco Mfg. Corp. *	1,170	2,831
WageWorks, Inc. *	5,000	168,850
Waste Connections, Inc.	17,912	774,873
Waste Management, Inc.	67,100	2,820,213

		31,015,859

Consumer Durables & Apparel 1.5%
American Greetings Corp., Class A	8,500	161,840
Arctic Cat, Inc.	2,400	132,096
Blyth, Inc.	7,400	103,674
Brunswick Corp.	14,400	543,600
Callaway Golf Co.	12,800	91,904
Carter’s, Inc.	8,000	570,560
Cavco Industries, Inc. *	1,610	88,212
Coach, Inc.	44,508	2,364,710
Columbia Sportswear Co.	3,450	222,594
Crocs, Inc. *	15,000	205,050
CSS Industries, Inc.	4,800	127,824
D.R. Horton, Inc.	43,904	882,470
Deckers Outdoor Corp. *	5,200	285,116
Ethan Allen Interiors, Inc.	4,200	127,554
Fifth & Pacific Cos., Inc. *	20,600	490,692
Flexsteel Industries, Inc.	1,900	47,291
Foamex International, Inc. (a)(c)*	2,278	—
Fossil Group, Inc. *	7,662	842,054
Furniture Brands International, Inc. *	671	1,577
G-III Apparel Group Ltd. *	2,800	144,088
Garmin Ltd.	17,400	697,392
Hanesbrands, Inc.	15,547	986,613
Harman International Industries, Inc.	9,900	599,247
Hasbro, Inc.	18,800	864,800
Helen of Troy Ltd. *	5,000	212,400
Hovnanian Enterprises, Inc., Class A (d)*	20,000	107,000
Iconix Brand Group, Inc. *	9,600	315,264
iRobot Corp. *	7,300	255,208
JAKKS Pacific, Inc.	7,500	45,075

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Jarden Corp. *	14,738	670,137
KB Home	10,900	193,475
Kid Brands, Inc. *	3,000	4,860
La-Z-Boy, Inc.	7,500	155,475
LeapFrog Enterprises, Inc. *	9,000	103,680
Leggett & Platt, Inc.	20,900	656,469
Lennar Corp., Class A	25,890	876,894
M.D.C. Holdings, Inc.	5,503	174,115
M/I Homes, Inc. *	3,000	63,780
Maidenform Brands, Inc. *	5,000	116,800
Marine Products Corp.	405	3,661
Mattel, Inc.	53,000	2,227,590
Meritage Homes Corp. *	3,900	176,514
Michael Kors Holdings Ltd. *	27,900	1,878,786
Mohawk Industries, Inc. *	9,219	1,096,969
Movado Group, Inc.	5,800	211,584
NACCO Industries, Inc., Class A	1,900	116,527
Nautilus, Inc. *	9,825	86,263
Newell Rubbermaid, Inc.	42,900	1,159,158
NIKE, Inc., Class B	113,000	7,109,960
NVR, Inc. *	700	647,920
Oxford Industries, Inc.	2,500	169,175
Perry Ellis International, Inc.	5,500	110,550
Polaris Industries, Inc.	10,100	1,132,614
PulteGroup, Inc. *	53,476	889,306
PVH Corp.	13,111	1,727,899
Quiksilver, Inc. *	25,900	163,688
Ralph Lauren Corp.	9,800	1,784,188
Skechers U.S.A., Inc., Class A *	6,500	177,320
Skyline Corp. *	2,600	12,714
Smith & Wesson Holding Corp. *	12,400	146,816
Standard Pacific Corp. *	15,600	127,608
Stanley Furniture Co., Inc. *	6,875	23,719
Steven Madden Ltd. *	6,075	312,376
Sturm, Ruger & Co., Inc. (d)	2,700	137,349
Superior Uniform Group, Inc.	1,600	18,592
Tandy Brands Accessories, Inc. *	1,000	680
Tempur-Pedic International, Inc. *	10,300	408,395
The Jones Group, Inc.	12,156	199,602
The Ryland Group, Inc.	6,700	270,948
Toll Brothers, Inc. *	23,400	769,158
Tumi Holdings, Inc. *	9,200	220,064
Tupperware Brands Corp.	7,800	657,384
Under Armour, Inc., Class A *	12,600	845,838
Universal Electronics, Inc. *	5,200	160,316
Vera Bradley, Inc. (d)*	4,200	101,808
VF Corp.	13,500	2,659,500
Whirlpool Corp.	12,249	1,640,631
Wolverine World Wide, Inc.	7,800	448,578

		44,563,338

Consumer Services 2.2%
AFC Enterprises, Inc. *	3,900	143,520
Ambassadors Group, Inc.	3,400	12,376
American Public Education, Inc. *	5,600	221,256
Ameristar Casinos, Inc.	6,400	169,408
Apollo Group, Inc., Class A *	14,550	265,101
Ascent Capital Group, Inc., Class A *	3,116	242,144
Bally Technologies, Inc. *	5,900	422,912
Biglari Holdings, Inc. *	279	116,220
BJ’s Restaurants, Inc. *	3,000	106,920
Bloomin’ Brands, Inc. *	10,300	243,080
Bob Evans Farms, Inc.	4,200	213,444
Boyd Gaming Corp. *	12,300	163,713
Bridgepoint Education, Inc. *	7,900	127,348
Brinker International, Inc.	9,850	395,478
Buffalo Wild Wings, Inc. *	3,000	310,740
Burger King Worldwide, Inc. (d)	12,200	234,118
Career Education Corp. *	25,114	80,867
Carnival Corp.	69,500	2,573,585
CEC Entertainment, Inc.	2,925	121,651
Chipotle Mexican Grill, Inc. *	5,000	2,061,350
Choice Hotels International, Inc.	3,800	157,966
Churchill Downs, Inc.	2,900	235,509
Corinthian Colleges, Inc. *	21,700	48,608
Cracker Barrel Old Country Store, Inc.	3,446	337,363
Darden Restaurants, Inc.	21,500	1,054,575
Denny’s Corp. *	21,100	120,059
DeVry, Inc.	7,800	234,624
DineEquity, Inc.	3,000	209,010
Domino’s Pizza, Inc.	8,100	506,898
Dover Downs Gaming & Entertainment, Inc.	5,899	8,613
Dover Motorsports, Inc.	1,400	3,654
Dunkin’ Brands Group, Inc.	12,700	548,640
Education Management Corp. (d)*	19,600	138,180
Grand Canyon Education, Inc. *	5,000	169,100
H&R Block, Inc.	41,000	1,288,630
Hillenbrand, Inc.	8,800	218,152
Hyatt Hotels Corp., Class A *	7,900	357,475
International Game Technology	38,100	703,707
International Speedway Corp., Class A	3,245	109,843
Interval Leisure Group, Inc.	6,269	134,846
Isle of Capri Casinos, Inc. *	11,800	93,692
ITT Educational Services, Inc. (d)*	5,600	146,888
Jack in the Box, Inc. *	5,700	228,513
K12, Inc. *	4,900	152,390
Krispy Kreme Doughnuts, Inc. *	14,100	296,382
Lakes Entertainment, Inc. *	6,800	26,316
Las Vegas Sands Corp.	56,300	3,128,591
Learning Tree International, Inc. *	1,400	4,410
LIFE TIME FITNESS, Inc. *	5,500	293,095
Luby’s, Inc. *	6,900	55,476
Marriott International, Inc., Class A	36,708	1,525,952
Marriott Vacations Worldwide Corp. *	4,080	179,520
Matthews International Corp., Class A	2,900	112,172
McDonald’s Corp.	157,909	15,487,715
MGM Resorts International *	58,100	947,611
Monarch Casino & Resort, Inc. *	8,000	164,000
MTR Gaming Group, Inc. *	5,800	20,822
Multimedia Games Holding Co., Inc. *	5,500	192,445
Orient-Express Hotels Ltd., Class A *	12,600	157,626
Outerwall, Inc. (d)*	5,000	276,250
Panera Bread Co., Class A *	4,200	701,610
Papa John’s International, Inc. *	3,400	227,324
Penn National Gaming, Inc. *	9,800	489,902

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Pinnacle Entertainment, Inc. *	6,800	144,500
Regis Corp.	6,900	119,853
Royal Caribbean Cruises Ltd.	24,000	914,160
Ruby Tuesday, Inc. *	13,200	96,624
Scientific Games Corp., Class A *	22,200	302,586
SeaWorld Entertainment, Inc.	4,000	146,680
Service Corp. International	30,100	570,997
SHFL Entertainment, Inc. *	8,012	182,273
Six Flags Entertainment Corp.	15,600	573,924
Sonic Corp. *	7,968	122,468
Sotheby’s	9,838	442,710
Speedway Motorsports, Inc.	6,700	123,749
Starbucks Corp.	117,800	8,392,072
Starwood Hotels & Resorts Worldwide, Inc.	31,230	2,065,864
Steiner Leisure Ltd. *	3,000	173,820
Stewart Enterprises, Inc., Class A	10,000	131,400
Strayer Education, Inc. (d)	4,300	190,318
Texas Roadhouse, Inc.	8,300	202,852
The Cheesecake Factory, Inc.	7,087	300,772
The Wendy’s Co.	50,775	361,010
Vail Resorts, Inc.	5,300	354,994
Weight Watchers International, Inc.	3,800	180,310
WMS Industries, Inc. *	8,250	212,438
Wyndham Worldwide Corp.	20,944	1,304,811
Wynn Resorts Ltd.	12,400	1,650,812
Yum! Brands, Inc.	70,200	5,118,984

		64,100,366

Diversified Financials 6.2%
Affiliated Managers Group, Inc. *	8,200	1,478,870
American Express Co.	149,250	11,010,172
Ameriprise Financial, Inc.	30,930	2,752,770
ASTA Funding, Inc.	6,000	52,860
Atlanticus Holdings Corp. *	4,629	17,590
Bank of America Corp.	1,682,856	24,569,698
BGC Partners, Inc., Class A	28,300	177,724
BlackRock, Inc.	19,500	5,498,220
Calamos Asset Management, Inc., Class A	5,000	53,250
Capital One Financial Corp.	90,410	6,240,098
Cash America International, Inc.	4,100	172,200
CBOE Holdings, Inc.	14,200	711,420
Citigroup, Inc.	475,028	24,767,960
CME Group, Inc.	47,150	3,488,157
Cohen & Steers, Inc.	5,400	185,598
Cowen Group, Inc., Class A *	11,889	38,401
Credit Acceptance Corp. *	1,300	146,237
DFC Global Corp. *	9,750	151,028
Discover Financial Services	75,350	3,730,578
E*TRADE Financial Corp. *	46,333	690,362
Eaton Vance Corp.	18,700	756,789
Encore Capital Group, Inc. *	5,600	217,616
Evercore Partners, Inc., Class A	6,500	308,230
Ezcorp, Inc., Class A *	8,500	153,680
FBR & Co. *	1,000	28,690
Federated Investors, Inc., Class B	14,650	425,289
Financial Engines, Inc.	5,700	272,118
First Cash Financial Services, Inc. *	3,800	202,920
Franklin Resources, Inc.	63,600	3,108,768
GAMCO Investors, Inc., Class A	3,400	191,794
GFI Group, Inc.	18,700	74,800
Greenhill & Co., Inc.	4,500	226,530
HFF, Inc., Class A	5,900	123,900
ICG Group, Inc. *	8,050	97,647
ING US, Inc. *	10,000	311,200
Interactive Brokers Group, Inc., Class A	7,600	123,120
IntercontinentalExchange, Inc. *	11,400	2,079,930
INTL FCStone, Inc. *	4,437	82,129
Invesco Ltd.	71,200	2,291,928
Investment Technology Group, Inc. *	8,050	114,391
Janus Capital Group, Inc.	26,200	245,494
JPMorgan Chase & Co.	590,044	32,883,152
KCG Holdings, Inc., Class A *	15,533	143,214
Legg Mason, Inc.	15,950	548,520
Leucadia National Corp.	44,250	1,187,227
LPL Financial Holdings, Inc.	7,700	293,062
MarketAxess Holdings, Inc.	5,300	274,010
MicroFinancial, Inc.	1,900	15,428
Moody’s Corp.	30,100	2,039,877
Morgan Stanley	214,200	5,828,382
MSCI, Inc. *	20,000	701,000
Nelnet, Inc., Class A	6,400	248,832
NewStar Financial, Inc. *	13,500	207,900
Northern Trust Corp.	33,400	1,955,236
NYSE Euronext	37,500	1,581,000
PHH Corp. *	7,186	162,835
PICO Holdings, Inc. *	3,700	80,993
Piper Jaffray Cos., Inc. *	3,950	132,523
Portfolio Recovery Associates, Inc. *	2,400	358,344
Raymond James Financial, Inc.	17,850	786,649
Resource America, Inc., Class A	4,000	33,200
SEI Investments Co.	19,400	613,234
SLM Corp.	68,300	1,687,693
State Street Corp.	71,183	4,959,320
Stifel Financial Corp. *	8,685	326,990
SWS Group, Inc. *	8,211	48,938
T. Rowe Price Group, Inc.	41,200	3,099,888
TD Ameritrade Holding Corp.	36,500	986,595
The Bank of New York Mellon Corp.	181,334	5,702,954
The Charles Schwab Corp. (b)	174,326	3,850,861
The First Marblehead Corp. *	7,500	12,750
The Goldman Sachs Group, Inc.	67,300	11,039,219
The McGraw Hill Financial, Inc.	42,800	2,647,608
The NASDAQ OMX Group, Inc.	17,100	554,040
Virtus Investment Partners, Inc. *	875	163,188
Waddell & Reed Financial, Inc., Class A	12,250	625,485
Walter Investment Management Corp. *	5,325	211,882
Westwood Holdings Group, Inc.	1,785	88,786
WisdomTree Investments, Inc. *	12,000	155,400
World Acceptance Corp. *	1,800	149,904

		183,756,275

Energy 9.5%
Abraxas Petroleum Corp. *	36,200	88,328

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Adams Resources & Energy, Inc.	2,300	153,801
Alon USA Energy, Inc.	8,700	118,842
Alpha Natural Resources, Inc. *	29,330	159,555
Anadarko Petroleum Corp.	78,460	6,945,279
Apache Corp.	61,572	4,941,153
Apco Oil & Gas International, Inc. *	6,500	110,890
Approach Resources, Inc. *	4,000	105,960
Arch Coal, Inc. (d)	26,500	103,350
Atwood Oceanics, Inc. *	8,000	450,720
Baker Hughes, Inc.	70,050	3,322,472
Basic Energy Services, Inc. *	8,500	97,240
Berry Petroleum Co., Class A	6,600	267,630
Bill Barrett Corp. *	6,700	150,214
Bonanza Creek Energy, Inc. *	3,800	154,812
Bristow Group, Inc.	5,000	340,050
C&J Energy Services, Inc. *	5,500	106,425
Cabot Oil & Gas Corp.	32,300	2,448,986
Cal Dive International, Inc. (d)*	25,200	49,392
Callon Petroleum Co. *	18,200	72,800
Cameron International Corp. *	38,247	2,268,047
CARBO Ceramics, Inc. (d)	2,700	237,222
Carrizo Oil & Gas, Inc. *	5,100	161,517
Cheniere Energy, Inc. *	38,600	1,102,802
Chesapeake Energy Corp.	81,000	1,887,300
Chevron Corp.	302,739	38,111,813
Cimarex Energy Co.	12,808	978,915
Clayton Williams Energy, Inc. *	2,500	142,325
Clean Energy Fuels Corp. (d)*	9,200	118,772
Cloud Peak Energy, Inc. *	8,700	139,461
Cobalt International Energy, Inc. *	42,500	1,226,125
Comstock Resources, Inc.	6,400	107,328
Concho Resources, Inc. *	16,200	1,452,978
ConocoPhillips	190,823	12,376,780
CONSOL Energy, Inc.	34,000	1,055,020
Contango Oil & Gas Co.	2,000	77,320
Continental Resources, Inc. *	8,500	784,550
Core Laboratories N.V.	7,000	1,047,200
Crosstex Energy, Inc.	6,200	124,558
CVR Energy, Inc.	2,500	117,975
Delek US Holdings, Inc.	6,300	190,575
Denbury Resources, Inc. *	57,225	1,001,438
Devon Energy Corp.	59,960	3,298,400
Diamond Offshore Drilling, Inc.	11,400	768,816
Diamondback Energy, Inc. *	5,600	213,808
Dresser-Rand Group, Inc. *	12,600	766,962
Dril-Quip, Inc. *	6,100	554,551
Energen Corp.	10,200	610,878
Energy XXI (Bermuda) Ltd.	12,200	327,570
ENGlobal Corp. *	4,000	3,897
Ensco plc, Class A	36,500	2,092,910
EOG Resources, Inc.	42,500	6,183,325
EPL Oil & Gas, Inc. *	4,900	157,584
EQT Corp.	23,200	2,006,800
Era Group, Inc. *	2,850	69,512
EXCO Resources, Inc.	22,000	190,740
Exterran Holdings, Inc. *	10,720	340,360
Exxon Mobil Corp.	694,134	65,075,062
FMC Technologies, Inc. *	36,664	1,954,191
Forest Oil Corp. *	12,450	63,744
Forum Energy Technologies, Inc. *	6,800	196,384
Geospace Technologies Corp. *	1,800	133,938
Goodrich Petroleum Corp. *	9,800	186,396
Gulf Island Fabrication, Inc.	4,100	101,393
GulfMark Offshore, Inc., Class A	4,100	201,925
Gulfport Energy Corp. *	10,900	579,880
Halcon Resources Corp. (d)*	22,300	122,204
Halliburton Co.	145,500	6,575,145
Harvest Natural Resources, Inc. *	9,300	38,316
Helix Energy Solutions Group, Inc. *	14,064	356,804
Helmerich & Payne, Inc.	17,500	1,106,000
Hercules Offshore, Inc. *	22,900	158,010
Hess Corp.	47,300	3,521,958
HollyFrontier Corp.	31,554	1,437,285
Hornbeck Offshore Services, Inc. *	5,000	264,750
Houston American Energy Corp. *	4,000	1,284
ION Geophysical Corp. *	13,900	85,485
James River Coal Co. (d)*	15,700	31,086
Key Energy Services, Inc. *	22,300	141,382
Kinder Morgan, Inc.	99,415	3,753,910
KiOR, Inc., Class A (d)*	15,300	73,593
Kodiak Oil & Gas Corp. *	37,100	360,241
Laredo Petroleum Holdings, Inc. *	11,100	243,201
Magnum Hunter Resources Corp. *	22,939	87,856
Marathon Oil Corp.	111,308	4,047,159
Marathon Petroleum Corp.	50,204	3,681,459
Matador Resources Co. *	12,100	158,510
Matrix Service Co. *	8,000	126,800
McDermott International, Inc. *	32,400	280,260
Midstates Petroleum Co., Inc. *	14,400	86,400
Murphy Oil Corp.	27,500	1,862,300
Nabors Industries Ltd.	47,134	725,392
National Oilwell Varco, Inc.	66,222	4,646,798
Natural Gas Services Group, Inc. *	7,500	182,625
Newfield Exploration Co. *	18,800	462,480
Newpark Resources, Inc. *	11,500	131,560
Noble Corp.	40,900	1,562,380
Noble Energy, Inc.	57,036	3,564,180
Northern Oil & Gas, Inc. *	8,200	108,322
Oasis Petroleum, Inc. *	9,900	416,196
Occidental Petroleum Corp.	125,720	11,195,366
Oceaneering International, Inc.	17,700	1,435,293
Oil States International, Inc. *	8,600	836,178
Panhandle Oil & Gas, Inc., Class A	3,100	92,256
Parker Drilling Co. *	18,300	111,081
Patterson-UTI Energy, Inc.	21,500	425,055
PBF Energy, Inc. (d)	3,000	68,670
PDC Energy, Inc. *	4,000	220,600
Peabody Energy Corp.	39,100	647,496
Penn Virginia Corp. *	12,200	61,488
PetroQuest Energy, Inc. *	13,200	59,400
PHI, Inc. - Non Voting Shares *	4,000	140,800
Phillips 66	96,961	5,963,101
Pioneer Energy Services Corp. *	13,100	88,818
Pioneer Natural Resources Co.	21,133	3,270,543
QEP Resources, Inc.	26,000	792,740
Quicksilver Resources, Inc. (d)*	36,100	52,345
Range Resources Corp.	25,300	2,001,230
Rentech, Inc.	37,400	80,036
Resolute Energy Corp. *	11,900	99,603
REX American Resources Corp. *	4,875	177,401
Rex Energy Corp. *	8,000	153,520
Rosetta Resources, Inc. *	9,700	442,417

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rowan Cos. plc, Class A *	20,500	704,175
RPC, Inc.	9,318	133,434
Sanchez Energy Corp. (d)*	4,500	106,425
SandRidge Energy, Inc. (d)*	49,331	267,374
Schlumberger Ltd.	207,560	16,880,855
SEACOR Holdings, Inc.	2,850	249,546
SemGroup Corp., Class A	6,000	338,640
SM Energy Co.	11,200	769,776
Solazyme, Inc. (d)*	12,100	136,367
Southwestern Energy Co. *	53,900	2,090,781
Spectra Energy Corp.	105,578	3,799,752
Stone Energy Corp. *	7,383	179,850
Superior Energy Services, Inc. *	26,099	668,656
Swift Energy Co. *	5,500	70,070
Targa Resources Corp.	4,000	272,680
Teekay Corp.	6,000	238,020
Tesco Corp. *	7,000	92,680
Tesoro Corp.	20,500	1,165,425
TETRA Technologies, Inc. *	12,100	122,452
The Williams Cos., Inc.	107,460	3,671,908
Tidewater, Inc.	7,700	454,223
Transocean Ltd.	55,200	2,603,232
Ultra Petroleum Corp. (d)*	21,500	465,475
Unit Corp. *	7,400	333,592
USEC, Inc. (d)*	2,744	53,810
VAALCO Energy, Inc. *	12,600	78,120
Valero Energy Corp.	84,480	3,021,850
Verenium Corp. (d)*	91	198
W&T Offshore, Inc.	7,500	122,175
Warren Resources, Inc. *	22,100	63,427
Weatherford International Ltd. *	118,800	1,658,448
Western Refining, Inc.	7,700	232,001
Westmoreland Coal Co. *	9,600	122,592
Whiting Petroleum Corp. *	17,400	895,578
World Fuel Services Corp.	10,200	395,148
WPX Energy, Inc. *	33,353	640,711

		282,893,160

Food & Staples Retailing 2.0%
Arden Group, Inc., Class A	600	77,994
Casey’s General Stores, Inc.	5,100	337,773
Costco Wholesale Corp.	68,600	8,046,094
CVS Caremark Corp.	191,090	11,750,124
Harris Teeter Supermarkets, Inc.	7,200	354,096
Ingles Markets, Inc., Class A	3,900	110,994
Nash Finch Co.	3,200	75,040
PriceSmart, Inc.	2,300	209,369
Rite Aid Corp. *	105,600	316,800
Safeway, Inc.	37,500	967,125
Spartan Stores, Inc.	2,400	47,208
SUPERVALU, Inc. *	24,332	194,899
Susser Holdings Corp. *	2,500	129,300
Sysco Corp.	93,836	3,238,281
The Andersons, Inc.	2,400	142,368
The Fresh Market, Inc. *	5,800	306,124
The Kroger Co.	82,300	3,231,921
The Pantry, Inc. *	6,000	74,700
United Natural Foods, Inc. *	6,800	398,480
Wal-Mart Stores, Inc.	255,800	19,937,052
Walgreen Co.	135,800	6,823,950
Weis Markets, Inc.	2,400	120,528
Whole Foods Market, Inc.	53,200	2,956,856

		59,847,076

Food, Beverage & Tobacco 4.9%
Alico, Inc.	2,000	91,640
Alliance One International, Inc. *	24,600	93,726
Altria Group, Inc.	313,600	10,994,816
Annie’s, Inc. *	1,800	74,358
Archer-Daniels-Midland Co.	104,158	3,798,642
B&G Foods, Inc.	7,400	257,816
Beam, Inc.	25,100	1,631,249
Boulder Brands, Inc. *	9,100	117,481
Brown-Forman Corp., Class B	23,435	1,699,272
Bunge Ltd.	22,800	1,733,028
Campbell Soup Co.	26,400	1,235,520
Chiquita Brands International, Inc. *	13,900	167,912
Coca-Cola Bottling Co. Consolidated	1,300	83,018
Coca-Cola Enterprises, Inc.	41,600	1,561,664
ConAgra Foods, Inc.	63,593	2,302,703
Constellation Brands, Inc., Class A *	24,100	1,255,369
Darling International, Inc. *	20,700	420,210
Dean Foods Co. *	27,113	295,532
Diamond Foods, Inc. *	5,200	106,028
Dole Food Co., Inc. *	8,300	107,070
Dr Pepper Snapple Group, Inc.	30,800	1,439,592
Farmer Brothers Co. *	4,500	71,685
Flowers Foods, Inc.	26,605	610,851
Fresh Del Monte Produce, Inc.	4,200	117,978
General Mills, Inc.	101,600	5,283,200
Green Mountain Coffee Roasters, Inc. *	19,650	1,516,587
Griffin Land & Nurseries, Inc.	300	9,546
Hillshire Brands Co.	20,100	707,721
Hormel Foods Corp.	21,400	906,290
Ingredion, Inc.	11,800	792,960
J&J Snack Foods Corp.	2,093	166,770
John B. Sanfilippo & Son, Inc.	5,000	107,900
Kellogg Co.	40,100	2,656,224
Kraft Foods Group, Inc.	93,704	5,301,772
Lancaster Colony Corp.	3,400	282,302
Limoneira Co.	2,900	65,076
Lorillard, Inc.	57,944	2,464,358
McCormick & Co., Inc. - Non Voting Shares	21,400	1,532,454
Mead Johnson Nutrition Co.	31,000	2,258,040
Molson Coors Brewing Co., Class B	25,100	1,256,506
Mondelez International, Inc., Class A	278,613	8,712,229
Monster Beverage Corp. *	21,600	1,317,384
National Beverage Corp.	6,400	113,792
PepsiCo, Inc.	241,358	20,163,047
Philip Morris International, Inc.	255,300	22,767,654
Pilgrim’s Pride Corp. *	12,466	207,185
Post Holdings, Inc. *	4,650	215,713
Primo Water Corp. (d)*	1,000	1,840
Reynolds American, Inc.	50,828	2,512,428

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rocky Mountain Chocolate Factory, Inc.	3,427	45,716
Sanderson Farms, Inc.	2,850	201,324
Seaboard Corp.	100	282,000
Smithfield Foods, Inc. *	19,800	657,360
Snyders-Lance, Inc.	8,900	281,685
The Boston Beer Co., Inc., Class A *	1,200	214,776
The Coca-Cola Co.	597,900	23,963,832
The Hain Celestial Group, Inc. *	7,806	569,526
The Hershey Co.	23,200	2,200,984
The JM Smucker Co.	16,846	1,895,512
Tootsie Roll Industries, Inc. (d)	4,070	137,810
TreeHouse Foods, Inc. *	4,922	349,413
Tyson Foods, Inc., Class A	41,840	1,155,621
Universal Corp.	4,800	294,240
Vector Group Ltd.	7,900	131,535
WhiteWave Foods Co., Class A *	21,225	396,695

		144,364,167

Health Care Equipment & Services 4.4%
Abaxis, Inc.	2,800	117,880
Abbott Laboratories	239,405	8,769,405
ABIOMED, Inc. *	7,800	195,624
Acadia Healthcare Co., Inc. *	7,000	258,090
Accretive Health, Inc. *	17,700	176,646
Accuray, Inc. *	21,200	131,652
Aetna, Inc.	59,645	3,827,420
Air Methods Corp.	4,500	151,155
Alere, Inc. *	12,441	415,529
Align Technology, Inc. *	10,100	434,704
Alliance HealthCare Services, Inc. *	360	7,020
Allscripts Healthcare Solutions, Inc. *	31,560	498,964
Amedisys, Inc. *	10,834	135,533
AmerisourceBergen Corp.	35,796	2,085,833
AMN Healthcare Services, Inc. *	10,010	147,948
AmSurg Corp. *	4,300	168,173
Analogic Corp.	1,400	99,946
Antares Pharma, Inc. (d)*	28,100	124,202
ArthroCare Corp. *	3,000	108,780
athenahealth, Inc. *	5,200	582,140
Baxter International, Inc.	84,918	6,202,411
Becton, Dickinson & Co.	30,700	3,184,204
Bio-Reference Laboratories, Inc. *	3,500	93,625
BioScrip, Inc. *	8,372	136,045
Boston Scientific Corp. *	211,668	2,311,415
Brookdale Senior Living, Inc. *	14,300	416,416
C.R. Bard, Inc.	11,700	1,340,820
Cantel Medical Corp.	8,034	213,222
Cardinal Health, Inc.	52,560	2,632,730
CareFusion Corp. *	32,780	1,264,325
Centene Corp. *	9,000	499,230
Cerner Corp. *	45,000	2,205,000
Chemed Corp.	3,900	275,301
Chindex International, Inc. *	6,100	104,432
Cigna Corp.	45,300	3,525,699
Community Health Systems, Inc.	13,500	621,810
Computer Programs & Systems, Inc.	1,900	105,906
CONMED Corp.	4,200	137,760
CorVel Corp. *	5,700	193,173
Covidien plc	73,700	4,542,131
Cross Country Healthcare, Inc. *	12,500	70,500
CryoLife, Inc.	9,050	64,074
Cyberonics, Inc. *	4,200	218,358
DaVita HealthCare Partners, Inc. *	13,050	1,519,150
DENTSPLY International, Inc.	21,000	900,480
DexCom, Inc. *	8,600	187,308
Edwards Lifesciences Corp. *	17,100	1,220,598
Emeritus Corp. *	9,500	220,305
Endologix, Inc. *	7,600	118,788
ExamWorks Group, Inc. *	6,200	150,536
Express Scripts Holding Co. *	127,463	8,355,200
Five Star Quality Care, Inc. *	14,335	84,863
Gentiva Health Services, Inc. *	9,150	98,271
Globus Medical, Inc., Class A *	7,900	132,404
Greatbatch, Inc. *	4,100	154,980
Greenway Medical Technologies *	5,800	67,106
Haemonetics Corp. *	7,400	312,428
Hanger, Inc. *	5,400	199,368
HCA Holdings, Inc.	38,800	1,513,200
Health Management Associates, Inc., Class A *	37,400	504,152
Health Net, Inc. *	11,100	340,437
HealthSouth Corp. *	13,500	439,560
HealthStream, Inc. *	3,500	110,250
Healthways, Inc. *	8,100	138,996
HeartWare International, Inc. *	2,100	194,082
Henry Schein, Inc. *	13,100	1,360,173
Hill-Rom Holdings, Inc.	10,200	378,114
HMS Holdings Corp. *	12,200	295,118
Hologic, Inc. *	43,612	989,992
Humana, Inc.	24,500	2,235,870
ICU Medical, Inc. *	1,750	125,458
IDEXX Laboratories, Inc. *	8,000	783,920
Insulet Corp. *	6,800	216,852
Integra LifeSciences Holdings Corp. *	3,100	122,109
Intuitive Surgical, Inc. *	6,150	2,386,200
Invacare Corp.	6,000	93,660
IPC The Hospitalist Co., Inc. *	2,000	100,740
Kindred Healthcare, Inc. *	9,208	141,435
Laboratory Corp. of America Holdings *	14,700	1,422,078
Landauer, Inc.	2,100	103,467
LCA-Vision, Inc. *	2,500	10,050
LeMaitre Vascular, Inc.	6,800	46,852
LifePoint Hospitals, Inc. *	6,707	329,716
Magellan Health Services, Inc. *	3,907	223,285
MAKO Surgical Corp. (d)*	7,800	109,512
Masimo Corp.	8,500	197,965
McKesson Corp.	35,900	4,403,494
MedAssets, Inc. *	6,000	130,620
Medical Action Industries, Inc. *	6,250	57,438
Medidata Solutions, Inc. *	3,400	314,602
MEDNAX, Inc. *	7,200	701,424
Medtronic, Inc.	157,874	8,720,960
Meridian Bioscience, Inc.	5,850	144,671
Merit Medical Systems, Inc. *	10,277	135,040
Molina Healthcare, Inc. *	6,550	243,136
MWI Veterinary Supply, Inc. *	1,700	241,689

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
National Healthcare Corp.	2,100	100,863
Natus Medical, Inc. *	7,600	97,204
Neogen Corp. *	3,105	175,370
NuVasive, Inc. *	10,000	228,200
NxStage Medical, Inc. *	8,400	108,864
Omnicare, Inc.	16,100	849,919
Omnicell, Inc. *	7,400	156,140
OraSure Technologies, Inc. *	12,200	54,046
Orthofix International N.V. *	2,800	63,588
Owens & Minor, Inc.	9,100	327,236
Patterson Cos., Inc.	13,100	535,659
PDI, Inc. *	2,900	13,485
PharMerica Corp. *	5,913	86,566
Quality Systems, Inc.	5,700	130,359
Quest Diagnostics, Inc.	25,720	1,499,733
Quidel Corp. *	5,200	139,204
ResMed, Inc. (d)	21,200	1,010,180
RTI Surgical, Inc. *	18,100	70,952
Select Medical Holdings Corp.	22,600	202,722
Sirona Dental Systems, Inc. *	9,200	649,520
Spectranetics Corp. *	6,700	120,734
St. Jude Medical, Inc.	44,500	2,331,355
STERIS Corp.	8,200	369,164
Stryker Corp.	44,400	3,128,424
SurModics, Inc. *	4,200	85,008
Symmetry Medical, Inc. *	8,200	71,422
Team Health Holdings, Inc. *	10,500	422,310
Teleflex, Inc.	5,900	468,637
Tenet Healthcare Corp. *	15,512	692,611
The Cooper Cos., Inc.	7,881	1,003,645
The Ensign Group, Inc.	3,000	114,720
The Providence Service Corp. *	4,800	132,336
Thoratec Corp. *	8,636	283,174
Triple-S Management Corp., Class B *	5,300	115,328
U.S. Physical Therapy, Inc.	3,500	100,170
Unilife Corp. (d)*	29,100	82,062
UnitedHealth Group, Inc.	159,280	11,603,548
Universal American Corp.	20,600	223,304
Universal Health Services, Inc., Class B	14,400	1,007,280
Utah Medical Products, Inc.	2,500	139,550
Vanguard Health Systems, Inc. *	10,500	219,555
Varian Medical Systems, Inc. *	17,100	1,239,750
VCA Antech, Inc. *	12,400	356,624
Vocera Communications, Inc. *	3,700	53,576
Volcano Corp. *	7,500	149,775
WellCare Health Plans, Inc. *	6,200	378,386
WellPoint, Inc.	46,523	3,980,508
West Pharmaceutical Services, Inc.	4,600	339,296
Wright Medical Group, Inc. *	8,600	235,812
Zimmer Holdings, Inc.	25,900	2,162,132

		130,633,339

Household & Personal Products 2.0%
Avon Products, Inc.	70,000	1,600,200
Central Garden & Pet Co., Class A *	8,600	64,844
Church & Dwight Co., Inc.	22,400	1,426,880
Colgate-Palmolive Co.	134,000	8,022,580
Coty, Inc., Class A *	9,000	154,710
Elizabeth Arden, Inc. *	3,500	143,710
Energizer Holdings, Inc.	9,333	950,099
Harbinger Group, Inc. *	19,100	152,036
Herbalife Ltd. (d)	15,600	1,021,800
Inter Parfums, Inc.	5,613	185,117
Kimberly-Clark Corp.	60,439	5,971,373
Medifast, Inc. *	3,500	95,690
Nu Skin Enterprises, Inc., Class A	8,300	694,212
Nutraceutical International Corp.	5,000	111,100
Oil-Dri Corp. of America	1,600	50,976
Orchids Paper Products Co.	2,500	67,800
Prestige Brands Holdings, Inc. *	6,500	220,415
Revlon, Inc., Class A *	5,400	135,486
Spectrum Brands Holdings, Inc.	3,500	197,470
The Clorox Co.	20,500	1,761,770
The Estee Lauder Cos., Inc., Class A	37,000	2,429,050
The Female Health Co.	7,500	68,850
The Procter & Gamble Co.	427,815	34,353,545
WD-40 Co.	1,600	92,016

		59,971,729

Insurance 4.3%
ACE Ltd.	52,700	4,815,726
Aflac, Inc.	73,600	4,539,648
Alleghany Corp. *	2,440	985,467
Allied World Assurance Co. Holdings AG	4,900	463,785
American Equity Investment Life Holding Co.	12,600	229,320
American Financial Group, Inc.	10,750	555,668
American International Group, Inc. *	227,296	10,344,241
American National Insurance Co.	2,300	258,750
American Safety Insurance Holdings Ltd. *	3,000	89,880
AMERISAFE, Inc.	4,000	142,920
AmTrust Financial Services, Inc. (d)	6,650	276,840
Aon plc	48,996	3,307,230
Arch Capital Group Ltd. *	20,700	1,120,905
Argo Group International Holdings Ltd.	5,011	223,741
Arthur J. Gallagher & Co.	18,400	816,592
Aspen Insurance Holdings Ltd.	10,400	389,896
Assurant, Inc.	11,500	622,840
Assured Guaranty Ltd.	31,900	690,316
Axis Capital Holdings Ltd.	16,000	696,960
Baldwin & Lyons, Inc., Class B	1,950	52,085
Berkshire Hathaway, Inc., Class B *	284,774	32,996,763
Brown & Brown, Inc.	19,300	636,707
Cincinnati Financial Corp.	22,850	1,119,650
Citizens, Inc. *	16,000	114,240
CNA Financial Corp.	6,900	245,019
CNO Financial Group, Inc.	30,900	441,252
Crawford & Co., Class B	5,800	45,588
Eastern Insurance Holdings, Inc.	2,500	48,825
EMC Insurance Group, Inc.	1,200	34,800
Employers Holdings, Inc.	4,200	110,418
Endurance Specialty Holdings Ltd.	6,200	326,306
Enstar Group Ltd. *	1,300	186,784

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Erie Indemnity Co., Class A	3,600	289,332
Everest Re Group Ltd.	7,700	1,028,181
FBL Financial Group, Inc., Class A	2,890	127,825
Federated National Holding Co.	1,500	15,285
Fidelity National Financial, Inc., Class A	34,027	832,981
First American Financial Corp.	16,800	381,864
Genworth Financial, Inc., Class A *	78,000	1,013,220
Greenlight Capital Re Ltd., Class A *	4,300	113,692
Hartford Financial Services Group, Inc.	70,900	2,187,974
HCC Insurance Holdings, Inc.	15,150	674,629
Hilltop Holdings, Inc. *	12,926	220,130
Horace Mann Educators Corp.	8,300	235,222
Independence Holding Co.	2,970	41,669
Infinity Property & Casualty Corp.	2,500	162,525
Kemper Corp.	7,700	269,115
Lincoln National Corp.	42,426	1,767,891
Loews Corp.	49,145	2,238,555
Maiden Holdings Ltd.	9,800	119,168
Markel Corp. *	1,950	1,033,500
Marsh & McLennan Cos., Inc.	87,000	3,642,690
MBIA, Inc. *	25,250	340,875
Mercury General Corp.	5,400	238,680
MetLife, Inc.	170,900	8,274,978
Montpelier Re Holdings Ltd.	8,100	218,781
National Western Life Insurance Co., Class A	1,100	235,345
Old Republic International Corp.	34,422	497,398
OneBeacon Insurance Group Ltd., Class A	8,200	118,900
PartnerRe Ltd.	8,900	796,906
Platinum Underwriters Holdings Ltd.	4,500	261,405
Primerica, Inc.	7,500	307,800
Principal Financial Group, Inc.	43,500	1,886,160
ProAssurance Corp.	8,540	457,146
Protective Life Corp.	13,200	571,956
Prudential Financial, Inc.	73,500	5,804,295
Reinsurance Group of America, Inc.	10,900	742,181
RenaissanceRe Holdings Ltd.	7,200	626,184
RLI Corp.	2,800	231,112
Safety Insurance Group, Inc.	3,400	182,818
Selective Insurance Group, Inc.	7,800	190,710
StanCorp Financial Group, Inc.	6,300	334,467
State Auto Financial Corp.	5,500	111,650
Stewart Information Services Corp.	3,600	111,348
Symetra Financial Corp.	11,500	206,770
The Allstate Corp.	72,974	3,720,215
The Chubb Corp.	39,794	3,442,181
The Hanover Insurance Group, Inc.	6,900	371,427
The Navigators Group, Inc. *	1,500	86,940
The Phoenix Cos., Inc. *	475	20,268
The Progressive Corp.	85,500	2,223,855
The Travelers Cos., Inc.	59,150	4,941,982
Torchmark Corp.	14,800	1,051,984
Tower Group International Ltd.	11,444	250,280
United Fire Group, Inc.	5,000	130,050
Unum Group	39,814	1,259,715
Validus Holdings Ltd.	14,057	498,040
W. R. Berkley Corp.	15,850	671,564
White Mountains Insurance Group Ltd.	700	418,600
Willis Group Holdings plc	26,700	1,142,760
XL Group plc	46,000	1,442,100

		127,744,436

Materials 3.6%
A. Schulman, Inc.	5,300	142,040
A.M. Castle & Co. *	5,800	98,716
AEP Industries, Inc. *	1,900	153,330
Air Products & Chemicals, Inc.	32,800	3,563,392
Airgas, Inc.	10,200	1,052,742
AK Steel Holding Corp. (d)*	32,127	109,232
Albemarle Corp.	13,300	824,733
Alcoa, Inc.	170,264	1,353,599
Allegheny Technologies, Inc.	15,892	438,142
Allied Nevada Gold Corp. *	29,700	198,099
AMCOL International Corp.	3,000	105,240
American Vanguard Corp.	3,000	74,070
AptarGroup, Inc.	9,500	554,705
Ashland, Inc.	10,823	939,869
Avery Dennison Corp.	14,600	653,058
Axiall Corp.	10,400	458,432
Balchem Corp.	4,200	208,992
Ball Corp.	22,400	1,003,296
Bemis Co., Inc.	14,700	605,493
Berry Plastics Group, Inc. *	7,600	175,256
Boise, Inc.	13,500	122,850
Buckeye Technologies, Inc.	5,000	186,100
Cabot Corp.	8,400	344,568
Calgon Carbon Corp. *	7,000	125,510
Carpenter Technology Corp.	6,200	324,136
Celanese Corp., Series A	23,800	1,143,828
Century Aluminum Co. *	20,800	174,512
CF Industries Holdings, Inc.	9,100	1,783,691
Chase Corp.	200	5,550
Chemtura Corp. *	14,000	313,040
Clearwater Paper Corp. *	3,272	160,066
Cliffs Natural Resources, Inc. (d)	21,100	411,661
Coeur Mining, Inc. *	12,800	171,648
Commercial Metals Co.	15,000	232,350
Compass Minerals International, Inc.	5,000	378,000
Crown Holdings, Inc. *	21,300	933,579
Cytec Industries, Inc.	6,600	514,140
Deltic Timber Corp.	1,500	90,495
Domtar Corp.	5,250	364,927
E.I. du Pont de Nemours & Co.	145,795	8,410,914
Eagle Materials, Inc.	6,543	441,522
Eastman Chemical Co.	23,880	1,920,668
Ecolab, Inc.	41,704	3,842,607
Ferro Corp. *	21,000	137,130
Flotek Industries, Inc. *	8,000	156,640
FMC Corp.	21,400	1,415,824
Freeport-McMoRan Copper & Gold, Inc.	161,084	4,555,455
FutureFuel Corp.	8,300	131,057
General Moly, Inc. *	15,700	29,516
Globe Specialty Metals, Inc.	9,100	108,563
Graphic Packaging Holding Co. *	31,900	274,340

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Greif, Inc., Class A	4,300	237,876
H.B. Fuller Co.	9,000	361,350
Hawkins, Inc.	2,700	104,625
Haynes International, Inc.	2,500	120,250
Headwaters, Inc. *	12,000	113,160
Hecla Mining Co.	40,200	129,846
Horsehead Holding Corp. *	12,800	156,800
Huntsman Corp.	27,400	493,748
Innophos Holdings, Inc.	3,100	154,504
International Flavors & Fragrances, Inc.	12,200	984,296
International Paper Co.	70,004	3,381,893
Intrepid Potash, Inc.	11,800	150,804
Kaiser Aluminum Corp.	3,600	234,900
KapStone Paper & Packaging Corp.	5,400	237,870
KMG Chemicals, Inc.	1,600	36,128
Koppers Holdings, Inc.	2,500	96,625
Kraton Performance Polymers, Inc. *	3,500	71,050
Kronos Worldwide, Inc. (d)	11,720	193,849
Landec Corp. *	9,100	137,319
Louisiana-Pacific Corp. *	20,200	328,452
LSB Industries, Inc. *	3,000	98,640
LyondellBasell Industries N.V., Class A	59,900	4,115,729
Martin Marietta Materials, Inc.	7,400	737,040
Materion Corp.	4,000	120,560
McEwen Mining, Inc. *	31,130	61,015
MeadWestvaco Corp.	29,374	1,085,369
Minerals Technologies, Inc.	6,200	285,200
Mod-Pac Corp. *	500	4,162
Molycorp, Inc. (d)*	14,100	105,186
Monsanto Co.	84,190	8,316,288
Myers Industries, Inc.	8,080	157,318
Neenah Paper, Inc.	4,231	167,421
NewMarket Corp.	1,500	408,840
Newmont Mining Corp.	75,951	2,278,530
Noranda Aluminum Holding Corp.	16,500	51,315
Nucor Corp.	49,700	2,324,966
Olin Corp.	10,320	251,808
Olympic Steel, Inc.	1,400	38,990
OM Group, Inc. *	4,400	135,828
Omnova Solutions, Inc. *	10,400	83,824
Owens-Illinois, Inc. *	26,300	782,425
P.H. Glatfelter Co.	7,000	185,290
Packaging Corp. of America	16,100	866,019
Penford Corp. *	6,200	92,008
PolyOne Corp.	14,810	428,157
PPG Industries, Inc.	22,500	3,609,900
Praxair, Inc.	46,200	5,551,854
Quaker Chemical Corp.	1,800	118,746
Reliance Steel & Aluminum Co.	11,200	786,240
Resolute Forest Products *	14,000	213,640
Rock-Tenn Co., Class A	11,313	1,293,642
Rockwood Holdings, Inc.	12,500	846,625
Royal Gold, Inc.	9,200	475,548
RPM International, Inc.	21,200	747,088
RTI International Metals, Inc. *	4,500	137,925
Schnitzer Steel Industries, Inc., Class A	3,450	88,527
Schweitzer-Mauduit International, Inc.	4,600	249,044
Sealed Air Corp.	32,000	871,680
Sensient Technologies Corp.	7,400	325,674
Sigma-Aldrich Corp.	18,600	1,554,216
Silgan Holdings, Inc.	6,900	332,856
Sonoco Products Co.	14,900	573,501
Steel Dynamics, Inc.	30,900	480,804
Stepan Co.	4,300	257,398
Stillwater Mining Co. *	14,733	178,269
SunCoke Energy, Inc. *	9,017	142,469
Texas Industries, Inc. *	4,000	248,560
The Dow Chemical Co.	189,366	6,635,385
The Mosaic Co.	42,700	1,754,543
The Scotts Miracle-Gro Co., Class A	5,600	281,400
The Sherwin-Williams Co.	13,300	2,316,461
The Valspar Corp.	12,300	837,876
Tredegar Corp.	5,100	153,051
Tronox Ltd., Class A	9,800	212,758
United States Steel Corp. (d)	20,400	353,940
Universal Stainless & Alloy Products, Inc. *	1,800	46,440
US Silica Holdings, Inc. (d)	10,600	256,520
Valhi, Inc.	13,600	215,152
Vulcan Materials Co.	19,592	924,351
W.R. Grace & Co. *	10,600	814,292
Walter Energy, Inc. (d)	8,900	99,591
Wausau Paper Corp.	8,700	99,093
Westlake Chemical Corp.	2,800	291,256
Worthington Industries, Inc.	7,200	257,544
Zep, Inc.	6,600	86,328

		107,544,783

Media 3.5%
AH Belo Corp., Class A	13,980	104,850
AMC Networks, Inc., Class A *	8,400	573,384
Arbitron, Inc.	3,720	170,971
Belo Corp., Class A	13,100	186,806
Cablevision Systems Corp., Class A	33,200	620,508
Carmike Cinemas, Inc. *	6,300	115,416
CBS Corp., Class B - Non Voting Shares	89,506	4,729,497
Central European Media Enterprises Ltd., Class A *	9,900	33,264
Charter Communications, Inc., Class A *	10,100	1,269,974
Cinemark Holdings, Inc.	14,500	422,240
Clear Channel Outdoor Holdings, Inc., Class A *	20,700	153,594
Comcast Corp., Class A	411,104	18,532,568
Crown Media Holdings, Inc., Class A *	6,000	17,820
Cumulus Media, Inc., Class A *	25,351	108,502
Digital Generation, Inc. (d)*	8,300	64,325
DIRECTV *	87,626	5,544,097
Discovery Communications, Inc., Class A *	38,461	3,066,111
DISH Network Corp., Class A	30,600	1,366,290

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DreamWorks Animation SKG, Inc., Class A *	10,200	252,552
Entercom Communications Corp., Class A *	11,000	107,910
Gannett Co., Inc.	33,500	862,960
Harte-Hanks, Inc.	17,200	164,432
John Wiley & Sons, Inc., Class A	6,300	284,319
Journal Communications, Inc., Class A *	16,900	154,804
Lamar Advertising Co., Class A *	9,200	398,636
Liberty Global plc, Class A *	55,675	4,516,356
Liberty Media Corp., Class A *	17,495	2,514,556
Live Nation Entertainment, Inc. *	19,957	326,896
Loral Space & Communications, Inc.	1,500	93,735
Martha Stewart Living Omnimedia, Inc., Class A *	26,100	65,511
Media General, Inc., Class A (d)*	18,800	206,612
Meredith Corp.	5,100	242,352
Morningstar, Inc.	3,200	243,904
National CineMedia, Inc.	7,900	143,069
News Corp., Class A *	76,187	1,213,659
Omnicom Group, Inc.	41,100	2,641,497
Regal Entertainment Group, Class A (d)	12,100	228,085
Salem Communications Corp., Class A	5,700	43,149
Scholastic Corp.	3,700	112,850
Scripps Networks Interactive, Class A	12,500	884,625
Sinclair Broadcast Group, Inc., Class A	11,000	310,310
Sirius XM Radio, Inc.	485,300	1,810,169
Starz, Class A *	16,195	365,521
The E.W. Scripps Co., Class A *	9,800	162,778
The Interpublic Group of Cos., Inc.	64,337	1,058,344
The Madison Square Garden Co., Class A *	10,175	600,020
The New York Times Co., Class A *	17,300	210,714
The Walt Disney Co.	281,093	18,172,662
The Washington Post Co., Class B	600	322,416
Time Warner Cable, Inc.	45,711	5,214,254
Time Warner, Inc.	145,550	9,061,943
Twenty-First Century Fox, Inc.	310,750	9,285,210
Valassis Communications, Inc.	5,700	163,191
Viacom Inc., Class B	69,906	5,087,060
World Wrestling Entertainment, Inc., Class A	17,100	181,944

		104,789,222

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	247,205	11,242,883
Acadia Pharmaceuticals, Inc. *	11,300	222,610
Acorda Therapeutics, Inc. *	5,000	189,850
Actavis, Inc. *	19,732	2,649,416
Acura Pharmaceuticals, Inc. (d)*	20,900	42,636
Aegerion Pharmaceuticals, Inc. *	2,400	219,816
Affymetrix, Inc. *	25,500	96,900
Agilent Technologies, Inc.	54,717	2,447,491
Akorn, Inc. *	15,400	218,526
Albany Molecular Research, Inc. *	8,800	111,848
Alexion Pharmaceuticals, Inc. *	30,700	3,568,261
Alkermes plc *	20,300	681,674
Allergan, Inc.	46,868	4,270,612
Alnylam Pharmaceuticals, Inc. *	7,400	341,658
AMAG Pharmaceuticals, Inc. *	6,600	148,500
Amgen, Inc.	117,068	12,677,294
Amicus Therapeutics, Inc. *	13,800	33,672
Arena Pharmaceuticals, Inc. (d)*	32,100	223,095
ARIAD Pharmaceuticals, Inc. *	28,700	533,246
ArQule, Inc. *	21,000	56,070
Array BioPharma, Inc. *	24,800	165,168
Astex Pharmaceuticals *	25,900	135,457
Auxilium Pharmaceuticals, Inc. *	7,000	128,520
AVANIR Pharmaceuticals, Inc., Class A *	28,700	135,177
AVEO Pharmaceuticals, Inc. *	15,100	36,240
Bio-Rad Laboratories, Inc., Class A *	3,000	365,970
BioCryst Pharmaceuticals, Inc. (d)*	23,900	105,160
Biogen Idec, Inc. *	37,125	8,098,076
BioMarin Pharmaceutical, Inc. *	22,000	1,422,300
Biota Pharmaceuticals, Inc.	1,716	6,950
Bristol-Myers Squibb Co.	256,450	11,088,898
Bruker Corp. *	14,600	261,632
Cambrex Corp. *	7,200	105,480
Celgene Corp. *	65,145	9,567,195
Celldex Therapeutics, Inc. *	15,200	311,296
Cepheid, Inc. *	9,800	341,726
Charles River Laboratories International, Inc. *	7,416	337,725
Clovis Oncology, Inc. *	3,000	233,640
Codexis, Inc. *	1,870	4,582
Covance, Inc. *	8,800	726,000
Cubist Pharmaceuticals, Inc. *	10,900	679,397
Dendreon Corp. (d)*	23,500	107,865
DepoMed, Inc. *	34,500	224,940
Durect Corp. *	14,500	18,270
Dyax Corp. *	31,000	124,930
Dynavax Technologies Corp. *	30,500	40,565
Eli Lilly & Co.	154,800	8,221,428
Emergent Biosolutions, Inc. *	6,000	106,140
Endo Health Solutions, Inc. *	18,200	699,972
Endocyte, Inc. *	11,300	203,061
Enzo Biochem, Inc. *	9,281	20,233
Enzon Pharmaceuticals, Inc.	21,300	42,600
Exact Sciences Corp. *	8,300	113,876
Exelixis, Inc. (d)*	25,800	130,806
Fluidigm Corp. *	6,000	106,560
Forest Laboratories, Inc. *	36,300	1,581,228
FRD Acquisition Co. (a)(c)*	8,700	—
Furiex Pharmaceuticals, Inc. *	3,400	149,566
Genomic Health, Inc. *	5,000	178,200
Geron Corp. *	46,200	60,522
Gilead Sciences, Inc. *	238,080	14,630,016
GTx, Inc. *	15,900	76,161
Halozyme Therapeutics, Inc. *	17,000	144,670
Harvard Bioscience, Inc. *	19,300	103,255
Hi-Tech Pharmacal Co., Inc.	3,000	107,820
Hospira, Inc. *	24,670	1,004,069
Idenix Pharmaceuticals, Inc. *	28,800	113,184
Illumina, Inc. *	19,300	1,540,526

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ImmunoGen, Inc. *	10,000	190,500
Immunomedics, Inc. *	25,800	146,802
Impax Laboratories, Inc. *	8,500	176,290
Incyte Corp. *	23,200	543,112
Infinity Pharmaceuticals, Inc. *	6,800	144,024
InterMune, Inc. *	12,600	195,426
Ironwood Pharmaceuticals, Inc. *	19,800	242,352
Isis Pharmaceuticals, Inc. *	18,600	536,610
Jazz Pharmaceuticals plc *	8,000	604,080
Johnson & Johnson	438,470	40,996,945
Lexicon Pharmaceuticals, Inc. *	69,600	172,608
Life Technologies Corp. *	26,462	1,974,065
Ligand Pharmaceuticals, Inc., Class B *	4,948	234,436
Luminex Corp. *	7,800	155,298
Mallinckrodt plc *	8,950	410,715
MannKind Corp. (d)*	40,800	314,976
Maxygen, Inc.	10,000	25,000
Medivation, Inc. *	10,800	624,996
Merck & Co., Inc.	471,370	22,705,893
Merrimack Pharmaceuticals, Inc. (d)*	15,700	75,046
Mettler-Toledo International, Inc. *	4,800	1,058,880
Momenta Pharmaceuticals, Inc. *	7,000	120,820
Mylan, Inc. *	57,600	1,933,056
Myriad Genetics, Inc. *	11,100	329,337
Nektar Therapeutics *	13,300	149,093
Neurocrine Biosciences, Inc. *	10,900	152,491
Novavax, Inc. *	52,500	141,225
NPS Pharmaceuticals, Inc. *	12,300	221,523
Oncothyreon, Inc. (d)*	25,700	44,204
Onyx Pharmaceuticals, Inc. *	11,700	1,536,210
Opko Health, Inc. (d)*	33,700	251,065
Optimer Pharmaceuticals, Inc. *	13,900	173,889
Pacira Pharmaceuticals, Inc. *	6,500	220,545
Pain Therapeutics, Inc. *	18,600	45,012
PAREXEL International Corp. *	7,800	385,710
PDL Biopharma, Inc. (d)	16,000	129,920
PerkinElmer, Inc.	16,077	548,065
Perrigo Co.	13,600	1,691,704
Pfizer, Inc.	1,041,701	30,448,920
Pharmacyclics, Inc. *	8,800	955,944
Pozen, Inc. *	16,100	92,575
Questcor Pharmaceuticals, Inc.	8,000	534,560
Quintiles Transnational Holdings, Inc. *	3,500	156,975
Regeneron Pharmaceuticals, Inc. *	11,800	3,186,708
Rigel Pharmaceuticals, Inc. *	48,200	183,642
Sagent Pharmaceuticals, Inc. *	5,500	119,515
Salix Pharmaceuticals Ltd. *	8,600	635,540
Sangamo BioSciences, Inc. (d)*	14,600	142,350
Santarus, Inc. *	10,500	255,360
Sarepta Therapeutics, Inc. (d)*	4,500	166,590
Savient Pharmaceuticals, Inc. (d)*	6,800	4,201
Seattle Genetics, Inc. *	17,900	725,308
Sequenom, Inc. (d)*	23,200	69,600
Spectrum Pharmaceuticals, Inc.	24,200	204,248
Sucampo Pharmaceuticals, Inc., Class A *	12,400	76,012
Synageva BioPharma Corp. *	2,100	101,010
Synta Pharmaceuticals Corp. (d)*	12,000	80,520
Techne Corp.	5,800	427,692
The Medicines Co. *	8,300	256,470
Theravance, Inc. *	9,700	374,032
Thermo Fisher Scientific, Inc.	55,702	5,075,009
United Therapeutics Corp. *	6,900	516,396
Vertex Pharmaceuticals, Inc. *	34,144	2,724,691
Vical, Inc. *	34,400	132,784
ViroPharma, Inc. *	9,700	332,904
VIVUS, Inc. (d)*	13,700	202,897
Warner Chilcott plc, Class A	25,000	532,750
Waters Corp. *	12,900	1,302,126
Xenoport, Inc. *	12,600	67,914
Zalicus, Inc. *	50,600	24,415
ZIOPHARM Oncology, Inc. (d)*	22,800	67,944
Zoetis, Inc.	76,700	2,286,427

		236,149,062

Real Estate 3.5%
Acadia Realty Trust	9,600	247,488
AG Mortgage Investment Trust, Inc.	12,000	217,680
Agree Realty Corp.	5,000	150,800
Alexander & Baldwin, Inc. *	6,400	283,456
Alexander’s, Inc.	800	241,600
Alexandria Real Estate Equities, Inc.	10,900	746,650
Altisource Portfolio Solutions S.A. *	2,200	271,282
American Assets Trust, Inc.	4,700	152,280
American Campus Communities, Inc.	15,000	576,150
American Capital Agency Corp.	62,500	1,408,125
American Capital Mortgage Investment Corp.	9,000	176,220
American Realty Capital Properties, Inc.	22,200	320,790
American Realty Investors, Inc. *	1,537	6,455
American Tower Corp.	62,000	4,388,980
Annaly Capital Management, Inc.	143,200	1,706,944
Anworth Mortgage Asset Corp.	24,200	117,612
Apartment Investment & Management Co., Class A	23,111	679,001
Apollo Commercial Real Estate Finance, Inc.	11,400	182,742
Apollo Residential Mortgage, Inc.	12,900	206,787
ARMOUR Residential REIT, Inc.	61,000	272,060
Ashford Hospitality Trust	9,000	105,030
Associated Estates Realty Corp.	6,900	105,432
AV Homes, Inc. *	6,500	104,975
AvalonBay Communities, Inc.	18,692	2,529,775
BioMed Realty Trust, Inc.	27,600	570,216
Boston Properties, Inc.	23,300	2,491,935
Brandywine Realty Trust	21,063	293,618
BRE Properties, Inc.	11,000	583,660
Camden Property Trust	12,500	881,750
Campus Crest Communities, Inc.	17,900	203,165
Capstead Mortgage Corp.	13,440	158,861
CBL & Associates Properties, Inc.	26,785	609,895
CBRE Group, Inc., Class A *	46,800	1,084,356
Cedar Realty Trust, Inc.	33,200	183,928
Chesapeake Lodging Trust	8,500	194,735
Chimera Investment Corp.	146,600	436,868

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Colonial Properties Trust	12,067	292,142
Colony Financial, Inc.	7,600	154,128
CommonWealth REIT	17,650	407,186
Consolidated-Tomoka Land Co.	2,000	77,700
Coresite Realty Corp.	3,400	115,464
Corporate Office Properties Trust	11,400	290,472
Corrections Corp. of America	16,285	538,219
Cousins Properties, Inc.	18,545	190,086
CubeSmart	17,300	280,260
CYS Investments, Inc.	25,500	211,650
DCT Industrial Trust, Inc.	45,000	337,950
DDR Corp.	39,584	676,095
DiamondRock Hospitality Co.	26,686	258,854
Digital Realty Trust, Inc.	19,400	1,072,626
Douglas Emmett, Inc.	19,200	480,192
Duke Realty Corp.	50,590	833,217
DuPont Fabros Technology, Inc.	9,200	210,772
EastGroup Properties, Inc.	3,900	241,254
Education Realty Trust, Inc.	16,500	155,595
EPR Properties	6,600	332,508
Equity Lifestyle Properties, Inc.	12,000	461,880
Equity One, Inc.	12,100	279,994
Equity Residential	49,500	2,772,000
Essex Property Trust, Inc.	6,300	1,016,127
Excel Trust, Inc.	14,000	181,720
Extra Space Storage, Inc.	16,500	693,825
Federal Realty Investment Trust	9,600	1,011,168
FelCor Lodging Trust, Inc. *	18,200	109,928
First Industrial Realty Trust, Inc.	15,900	260,124
First Potomac Realty Trust	14,800	200,836
Forest City Enterprises, Inc., Class A *	23,900	418,728
Forestar Group, Inc. *	4,933	106,602
Franklin Street Properties Corp.	14,000	186,340
General Growth Properties, Inc.	69,309	1,437,469
Getty Realty Corp.	9,500	195,605
Glimcher Realty Trust	20,000	224,800
Government Properties Income Trust	9,900	250,173
Gramercy Property Trust, Inc. *	27,228	129,333
Hatteras Financial Corp.	13,800	277,242
HCP, Inc.	70,648	3,099,328
Health Care REIT, Inc.	44,200	2,850,458
Healthcare Realty Trust, Inc.	12,700	326,517
Healthcare Trust of America, Inc., Class A	17,400	190,530
Hersha Hospitality Trust	40,000	234,800
Highwoods Properties, Inc.	13,300	482,524
Home Properties, Inc.	9,500	606,195
Hospitality Properties Trust	21,600	615,384
Host Hotels & Resorts, Inc.	116,963	2,088,959
Howard Hughes Corp. *	4,100	447,761
Hudson Pacific Properties, Inc.	9,100	197,470
Inland Real Estate Corp.	20,300	208,887
Invesco Mortgage Capital, Inc.	18,000	295,740
Investors Real Estate Trust	11,500	99,360
iStar Financial, Inc. *	13,390	152,110
Jones Lang LaSalle, Inc.	6,600	600,798
Kennedy-Wilson Holdings, Inc.	12,200	208,620
Kilroy Realty Corp.	10,900	570,506
Kimco Realty Corp.	62,795	1,416,027
Kite Realty Group Trust	31,300	180,601
LaSalle Hotel Properties	13,700	369,078
Lexington Realty Trust	26,267	329,388
Liberty Property Trust	17,500	668,675
LTC Properties, Inc.	4,800	185,616
Mack-Cali Realty Corp.	11,400	274,284
Maui Land & Pineapple Co., Inc. *	800	3,380
Medical Properties Trust, Inc.	20,200	294,920
MFA Financial, Inc.	51,000	406,980
Mid-America Apartment Communities, Inc.	6,200	418,810
Monmouth Real Estate Investment Corp., Class A	18,100	177,018
MPG Office Trust, Inc. *	27,800	87,014
National Health Investors, Inc.	3,400	212,806
National Retail Properties, Inc.	17,920	627,021
New Century Financial Corp. (a)(c)*	3,600	—
NorthStar Realty Finance Corp.	29,500	289,100
Omega Healthcare Investors, Inc.	16,684	531,052
One Liberty Properties, Inc.	1,400	32,522
Parkway Properties, Inc.	12,800	224,000
Pebblebrook Hotel Trust	8,000	213,200
Pennsylvania Real Estate Investment Trust	8,500	175,950
PennyMac Mortgage Investment Trust	8,100	178,848
Piedmont Office Realty Trust, Inc., Class A	23,000	416,070
Plum Creek Timber Co., Inc.	24,547	1,197,403
PMC Commercial Trust	8,500	79,985
Post Properties, Inc.	8,200	381,464
Potlatch Corp.	5,753	253,305
Preferred Apartment Communities, Inc., Class A	3,700	32,523
Prologis, Inc.	77,334	2,966,532
PS Business Parks, Inc.	3,000	219,810
Public Storage	22,190	3,533,092
RAIT Financial Trust	16,199	122,464
Ramco-Gershenson Properties Trust	6,900	106,881
Rayonier, Inc.	19,382	1,132,684
Realogy Holdings Corp. *	24,700	1,110,512
Realty Income Corp.	29,435	1,277,773
Redwood Trust, Inc.	11,300	191,422
Regency Centers Corp.	14,200	748,766
Resource Capital Corp.	28,600	189,904
Retail Opportunity Investments Corp.	7,000	95,900
Retail Properties of America, Inc., Class A	9,700	136,673
RLJ Lodging Trust	16,700	404,474
Rouse Properties, Inc.	5,815	118,335
Ryman Hospitality Properties, Inc.	7,837	291,928
Sabra Health Care REIT, Inc.	8,000	209,920
Saul Centers, Inc.	4,700	213,286
Select Income REIT	4,500	121,410
Senior Housing Properties Trust	27,850	700,428
Silver Bay Realty Trust Corp.	13,033	209,701
Simon Property Group, Inc.	48,583	7,776,195
SL Green Realty Corp.	14,150	1,282,698
Sovran Self Storage, Inc.	4,500	310,950
Spirit Realty Capital, Inc.	69,048	630,408

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
STAG Industrial, Inc.	6,800	140,964
Starwood Property Trust, Inc.	24,400	619,760
Strategic Hotels & Resorts, Inc. *	25,000	221,500
Summit Hotel Properties, Inc.	9,600	97,152
Sun Communities, Inc.	6,000	290,520
Sunstone Hotel Investors, Inc. *	27,600	357,144
Tanger Factory Outlet Centers, Inc.	13,700	444,291
Taubman Centers, Inc.	10,100	739,522
Tejon Ranch Co. *	3,674	124,145
The Geo Group, Inc.	9,999	347,165
The Macerich Co.	22,405	1,390,230
The St. Joe Co. *	12,900	292,572
Thomas Properties Group, Inc.	5,600	31,696
Two Harbors Investment Corp.	60,300	604,809
UDR, Inc.	36,961	925,504
UMH Properties, Inc.	7,900	86,347
Universal Health Realty Income Trust	4,700	204,309
Urstadt Biddle Properties, Inc., Class A	4,500	95,040
Ventas, Inc.	44,850	2,948,439
Vornado Realty Trust REIT	26,241	2,225,499
Washington Real Estate Investment Trust	9,700	260,736
Weingarten Realty Investors	17,175	537,921
Western Asset Mortgage Capital Corp. (d)	4,200	70,518
Weyerhaeuser Co.	89,992	2,555,773
Whitestone REIT	2,100	33,978
Winthrop Realty Trust	10,000	127,700
WP Carey, Inc. (d)	8,100	572,022

		103,641,954

Retailing 4.4%
Aaron’s, Inc.	9,375	268,688
Abercrombie & Fitch Co., Class A	11,800	588,466
Advance Auto Parts, Inc.	10,940	902,441
Aeropostale, Inc. *	9,900	149,787
ALCO Stores, Inc. *	1,800	25,416
Amazon.com, Inc. *	56,900	17,139,418
America’s Car-Mart, Inc. *	2,650	114,692
American Eagle Outfitters, Inc.	27,450	539,118
ANN, Inc. *	6,625	224,521
Asbury Automotive Group, Inc. *	4,100	200,244
Ascena Retail Group, Inc. *	17,636	336,671
AutoNation, Inc. *	6,600	316,140
AutoZone, Inc. *	5,800	2,601,764
Barnes & Noble, Inc. *	7,400	132,090
Bed Bath & Beyond, Inc. *	34,200	2,615,274
Best Buy Co., Inc.	43,025	1,294,622
Big Lots, Inc. *	8,000	289,040
Brown Shoe Co., Inc.	6,675	158,665
Cabela’s, Inc. *	6,500	446,160
CarMax, Inc. *	35,146	1,723,560
Chico’s FAS, Inc.	22,800	390,564
Christopher & Banks Corp. *	13,400	91,656
Coldwater Creek, Inc. (d)*	16,125	42,570
Conn’s, Inc. *	3,300	213,246
Core-Mark Holding Co., Inc.	2,000	125,300
CST Brands, Inc. *	9,386	306,077
Destination Maternity Corp.	5,000	150,300
Dick’s Sporting Goods, Inc.	14,600	750,586
Dillard’s, Inc., Class A	4,300	363,049
Dollar General Corp. *	46,700	2,553,089
Dollar Tree, Inc. *	35,350	1,896,527
DSW, Inc., Class A	4,480	339,539
Expedia, Inc.	13,872	653,787
Express, Inc. *	12,600	284,130
Family Dollar Stores, Inc.	14,100	969,516
Five Below, Inc. *	6,100	237,046
Foot Locker, Inc.	23,800	859,894
Francesca’s Holdings Corp. *	4,900	121,814
Fred’s, Inc., Class A	6,700	115,240
GameStop Corp., Class A	17,548	860,905
Geeknet, Inc. *	452	6,500
Genesco, Inc. *	4,300	302,634
Genuine Parts Co.	24,000	1,967,760
GNC Holdings, Inc., Class A	11,200	591,136
Group 1 Automotive, Inc.	4,400	320,276
Groupon, Inc. *	42,300	374,778
Guess?, Inc.	7,900	266,072
Hibbett Sports, Inc. *	3,543	207,797
HomeAway, Inc. *	7,300	219,803
HSN, Inc.	6,269	376,516
J.C. Penney Co., Inc. *	20,000	292,000
Jos. A. Bank Clothiers, Inc. *	3,600	147,096
Kirkland’s, Inc. *	8,700	152,946
Kohl’s Corp.	31,600	1,674,168
L Brands, Inc.	37,020	2,064,605
Liberty Interactive Corp., Class A *	81,009	1,981,480
Liberty Ventures, Series A *	5,665	508,264
Lithia Motors, Inc., Class A	3,300	215,292
LKQ Corp. *	46,700	1,217,469
Lowe’s Cos., Inc.	167,500	7,467,150
Lumber Liquidators Holdings, Inc. *	4,600	445,372
Macy’s, Inc.	61,052	2,951,254
MarineMax, Inc. *	7,000	81,410
Monro Muffler Brake, Inc.	4,462	191,911
Netflix, Inc. *	8,700	2,124,714
Nordstrom, Inc.	22,500	1,377,900
O’Reilly Automotive, Inc. *	16,699	2,091,717
Office Depot, Inc. *	69,900	302,667
OfficeMax, Inc.	22,400	255,136
Pacific Sunwear of California, Inc. *	41,175	183,229
Penske Automotive Group, Inc.	6,300	234,234
PetSmart, Inc.	15,900	1,164,198
Pier 1 Imports, Inc.	15,800	371,300
Pool Corp.	6,662	351,620
Priceline.com, Inc. *	8,083	7,078,041
RadioShack Corp. (d)*	27,200	74,256
Rent-A-Center, Inc.	7,750	309,922
Restoration Hardware Holdings, Inc. *	4,200	280,644
Ross Stores, Inc.	34,200	2,307,474
Saks, Inc. *	14,800	237,096
Sally Beauty Holdings, Inc. *	24,850	758,173
Sears Holdings Corp. (d)*	6,385	292,433
Select Comfort Corp. *	7,300	166,805
Shoe Carnival, Inc.	6,300	168,273
Shutterfly, Inc. *	4,600	246,514
Signet Jewelers Ltd.	12,500	913,875

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sonic Automotive, Inc., Class A	4,400	97,416
Stage Stores, Inc.	5,700	142,272
Staples, Inc.	107,500	1,829,650
Stein Mart, Inc.	10,300	143,891
Systemax, Inc.	8,000	77,040
Target Corp.	100,400	7,153,500
The Buckle, Inc.	3,875	216,923
The Cato Corp., Class A	3,800	106,970
The Children’s Place Retail Stores, Inc. *	3,600	194,544
The Finish Line, Inc., Class A	7,161	159,404
The Gap, Inc.	46,400	2,129,760
The Home Depot, Inc.	228,070	18,024,372
The Men’s Wearhouse, Inc.	6,600	263,538
The Pep Boys - Manny, Moe & Jack *	7,900	98,355
The TJX Cos., Inc.	113,400	5,901,336
The Wet Seal, Inc., Class A *	31,400	137,846
Tiffany & Co.	18,600	1,478,886
Tractor Supply Co.	10,500	1,271,865
Trans World Entertainment Corp.	9,700	48,500
TripAdvisor, Inc. *	17,272	1,295,745
Tuesday Morning Corp. *	10,800	121,176
Ulta Salon, Cosmetics & Fragrance, Inc. *	8,800	887,920
Urban Outfitters, Inc. *	15,800	672,448
Vitamin Shoppe, Inc. *	4,200	201,726
VOXX International Corp. *	9,100	123,305
West Marine, Inc. *	8,200	89,052
Williams-Sonoma, Inc.	14,000	824,040
Winmark Corp.	1,700	122,230
Zale Corp. *	17,420	161,658
Zumiez, Inc. *	4,500	124,065

		130,804,955

Semiconductors & Semiconductor Equipment 2.1%
Advanced Energy Industries, Inc. *	6,900	149,454
Advanced Micro Devices, Inc. (d)*	84,700	319,319
Altera Corp.	49,300	1,753,108
Amkor Technology, Inc. (d)*	49,300	208,046
Amtech Systems, Inc. *	3,500	23,975
ANADIGICS, Inc. *	8,150	17,523
Analog Devices, Inc.	46,900	2,314,984
Applied Materials, Inc.	184,998	3,017,317
Applied Micro Circuits Corp. *	12,800	151,936
Atmel Corp. *	64,100	506,390
ATMI, Inc. *	4,400	109,340
Avago Technologies Ltd.	33,300	1,221,444
AXT, Inc. *	3,500	9,800
Broadcom Corp., Class A	79,800	2,200,086
Brooks Automation, Inc.	11,885	116,711
Cabot Microelectronics Corp. *	2,960	109,461
Cavium, Inc. *	7,000	255,920
CEVA, Inc. *	7,233	131,858
Cirrus Logic, Inc. *	9,800	188,944
Cohu, Inc.	7,500	88,500
Cree, Inc. *	18,400	1,286,160
Cypress Semiconductor Corp. *	19,500	249,015
Diodes, Inc. *	6,412	175,753
DSP Group, Inc. *	6,300	46,935
Entegris, Inc. *	19,299	183,919
Entropic Communications, Inc. *	20,100	89,043
Exar Corp. *	9,834	127,940
Fairchild Semiconductor International, Inc. *	17,800	224,636
First Solar, Inc. *	10,900	536,716
FormFactor, Inc. *	14,600	106,142
GSI Technology, Inc. *	8,500	59,075
GT Advanced Technologies, Inc. (d)*	29,500	153,105
Hittite Microwave Corp. *	4,500	281,160
Integrated Device Technology, Inc. *	16,120	145,241
Integrated Silicon Solutions, Inc. *	9,338	111,776
Intel Corp.	776,032	18,081,546
International Rectifier Corp. *	8,600	207,346
Intersil Corp., Class A	15,364	156,866
IXYS Corp.	6,900	77,556
KLA-Tencor Corp.	26,800	1,571,284
Kopin Corp. *	19,600	72,716
Kulicke & Soffa Industries, Inc. *	10,400	121,368
Lam Research Corp. *	24,267	1,194,422
Lattice Semiconductor Corp. *	25,100	129,516
Linear Technology Corp.	37,000	1,500,720
LSI Corp. *	79,587	619,187
Marvell Technology Group Ltd.	63,700	826,189
Maxim Integrated Products, Inc.	43,100	1,232,660
Micrel, Inc.	9,700	102,917
Microchip Technology, Inc.	30,675	1,219,024
Micron Technology, Inc. *	159,699	2,116,012
Microsemi Corp. *	13,152	324,328
MKS Instruments, Inc.	7,900	214,248
Monolithic Power Systems, Inc.	6,500	170,170
MoSys, Inc. *	6,400	26,304
Nanometrics, Inc. *	5,300	81,408
NVIDIA Corp.	88,700	1,279,941
OmniVision Technologies, Inc. *	7,800	126,828
ON Semiconductor Corp. *	75,165	619,360
Pericom Semiconductor Corp. *	6,600	50,490
Photronics, Inc. *	18,000	137,700
PLX Technology, Inc. *	14,100	77,268
PMC-Sierra, Inc. *	27,300	180,316
Power Integrations, Inc.	4,200	231,630
Rambus, Inc. *	19,600	191,100
RF Micro Devices, Inc. *	40,720	211,337
Rudolph Technologies, Inc. *	16,418	202,762
Semtech Corp. *	9,700	293,425
Silicon Image, Inc. *	19,500	111,735
Silicon Laboratories, Inc. *	5,000	195,300
Skyworks Solutions, Inc. *	28,789	691,512
Spansion, Inc., Class A *	8,600	101,480
SunEdison, Inc. *	38,900	392,112
SunPower Corp. (d)*	14,500	400,925
Supertex, Inc.	4,900	131,712
Teradyne, Inc. *	27,359	451,150
Tessera Technologies, Inc.	6,000	120,420
Texas Instruments, Inc.	173,597	6,805,002
TriQuint Semiconductor, Inc. *	19,310	154,287
Ultratech, Inc. *	4,800	140,256
Veeco Instruments, Inc. *	5,500	191,180
Volterra Semiconductor Corp. *	6,500	97,955
Xilinx, Inc.	40,200	1,876,938

		62,180,640

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 8.9%
Accelrys, Inc. *	13,264	115,795
Accenture plc, Class A	101,500	7,491,715
ACI Worldwide, Inc. *	5,200	246,220
Activision Blizzard, Inc.	66,532	1,196,245
Actuate Corp. *	13,962	103,040
Acxiom Corp. *	13,300	342,741
Adobe Systems, Inc. *	78,810	3,726,137
Advent Software, Inc.	4,500	132,435
Akamai Technologies, Inc. *	27,738	1,309,234
Alliance Data Systems Corp. *	7,400	1,463,572
Amdocs Ltd.	24,800	954,056
Angie’s List, Inc. *	8,000	176,160
ANSYS, Inc. *	15,286	1,220,434
AOL, Inc. *	11,322	417,102
Aspen Technology, Inc. *	13,400	436,036
Autodesk, Inc. *	34,900	1,235,111
Automatic Data Processing, Inc.	74,900	5,399,541
Bankrate, Inc. *	8,700	155,991
Bazaarvoice, Inc. *	15,200	159,296
Blackbaud, Inc.	6,000	210,540
Blucora, Inc. *	6,872	137,440
BMC Software, Inc. *	21,300	979,161
Booz Allen Hamilton Holding Corp.	12,300	262,974
Bottomline Technologies, Inc. *	5,000	145,350
Broadridge Financial Solutions, Inc.	17,725	512,961
BroadSoft, Inc. *	3,700	110,408
CA, Inc.	50,508	1,502,108
CACI International, Inc., Class A *	4,100	272,240
Cadence Design Systems, Inc. *	41,400	603,612
Cardtronics, Inc. *	5,000	147,300
CIBER, Inc. *	24,900	90,636
Citrix Systems, Inc. *	29,800	2,146,196
Cognizant Technology Solutions Corp., Class A *	47,700	3,453,003
CommVault Systems, Inc. *	6,900	582,567
Computer Sciences Corp.	22,638	1,078,927
Compuware Corp.	31,800	360,612
comScore, Inc. *	7,500	217,200
Comverse, Inc. *	3,550	111,186
Concur Technologies, Inc. *	7,600	675,564
Constant Contact, Inc. *	7,000	134,330
Convergys Corp.	16,000	302,880
CoreLogic, Inc. *	13,800	385,020
Cornerstone OnDemand, Inc. *	3,900	171,756
CoStar Group, Inc. *	3,800	594,890
CSG Systems International, Inc.	5,400	127,872
Dealertrack Technologies, Inc. *	6,100	228,140
Demand Media, Inc. *	29,600	193,584
Demandware, Inc. *	6,800	302,056
Digimarc Corp.	3,542	74,347
Digital River, Inc. *	7,100	120,629
DST Systems, Inc.	4,300	301,129
Dynamics Research Corp. *	1,200	6,756
EarthLink, Inc.	17,050	106,903
eBay, Inc. *	182,348	9,425,568
Ebix, Inc. (d)	7,200	83,520
Edgewater Technology, Inc. *	767	4,717
Electronic Arts, Inc. *	47,100	1,230,252
Ellie Mae, Inc. *	4,700	110,685
EPAM Systems, Inc. *	4,800	138,960
EPIQ Systems, Inc.	8,525	110,910
Equinix, Inc. *	7,565	1,356,783
Euronet Worldwide, Inc. *	8,800	323,928
ExlService Holdings, Inc. *	3,600	100,800
Facebook, Inc., Class A *	84,700	3,119,501
FactSet Research Systems, Inc.	5,850	638,703
Fair Isaac Corp.	4,744	237,010
FalconStor Software, Inc. *	1,200	1,224
Fidelity National Information Services, Inc.	46,106	1,989,935
Fiserv, Inc. *	20,700	1,992,168
FleetCor Technologies, Inc. *	10,400	933,608
Forrester Research, Inc.	4,100	143,828
Fortinet, Inc. *	18,500	393,125
Gartner, Inc. *	14,800	888,148
Genpact Ltd.	18,800	383,332
Global Cash Access Holdings, Inc. *	28,300	197,817
Global Payments, Inc.	11,440	529,786
Google, Inc., Class A *	41,965	37,248,134
GSE Systems, Inc. *	2,424	4,290
Guidewire Software, Inc. *	4,200	183,792
Heartland Payment Systems, Inc.	4,500	167,895
Higher One Holdings, Inc. (d)*	19,400	209,520
IAC/InterActiveCorp	11,372	575,537
iGATE Corp. *	5,100	118,881
Imperva, Inc. *	2,600	131,612
Infoblox, Inc. *	5,200	170,040
Informatica Corp. *	18,000	687,060
Information Services Group, Inc. *	7,500	19,800
Interactive Intelligence Group, Inc. *	2,900	164,720
Internap Network Services Corp. *	13,200	107,580
International Business Machines Corp.	162,710	31,734,958
IntraLinks Holdings, Inc. *	12,200	115,900
Intuit, Inc.	42,930	2,744,086
j2 Global, Inc.	6,000	274,620
Jack Henry & Associates, Inc.	13,800	666,540
Jive Software, Inc. *	8,600	115,412
Lender Processing Services, Inc.	14,357	469,187
LinkedIn Corp., Class A *	11,200	2,282,448
Lionbridge Technologies, Inc. *	19,500	64,545
Liquidity Services, Inc. (d)*	3,400	96,900
LivePerson, Inc. *	19,700	182,028
LogMeIn, Inc. *	4,400	130,768
LookSmart Ltd. *	480	302
Manhattan Associates, Inc. *	2,900	256,186
ManTech International Corp., Class A	5,000	147,700
MasterCard, Inc., Class A	16,300	9,952,943
Mattersight Corp. *	190	532
MAXIMUS, Inc.	9,600	361,056
Mentor Graphics Corp.	13,800	283,314
MICROS Systems, Inc. *	11,400	555,522
Microsoft Corp.	1,173,350	37,347,730
MicroStrategy, Inc., Class A *	1,256	119,333
Millennial Media, Inc. (d)*	21,300	211,083
ModusLink Global Solutions, Inc. *	10,450	32,500
MoneyGram International, Inc. *	9,037	196,193

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Monotype Imaging Holdings, Inc.	6,500	159,445
Monster Worldwide, Inc. *	35,800	204,776
Move, Inc. *	12,430	172,653
NetScout Systems, Inc. *	7,300	193,669
NetSuite, Inc. *	3,900	366,171
NeuStar, Inc., Class A *	9,300	521,544
NIC, Inc.	8,000	147,360
Nuance Communications, Inc. *	36,974	693,632
OpenTable, Inc. *	3,400	216,512
Oracle Corp.	573,549	18,554,310
Pandora Media, Inc. *	13,400	245,756
Paychex, Inc.	50,100	1,975,944
Pegasystems, Inc.	3,700	132,830
Perficient, Inc. *	7,800	106,470
PRGX Global, Inc. *	11,000	68,200
Progress Software Corp. *	9,300	237,987
PTC, Inc. *	17,680	478,774
QLIK Technologies, Inc. *	11,200	350,784
Rackspace Hosting, Inc. *	16,500	747,285
RealNetworks, Inc. *	12,725	100,146
RealPage, Inc. *	5,900	118,944
Red Hat, Inc. *	29,900	1,547,923
Reis, Inc. *	1,400	25,760
Rovi Corp. *	15,412	347,232
SAIC, Inc.	44,000	672,760
Salesforce.com, Inc. *	85,400	3,736,250
Sapient Corp. *	16,100	220,731
SeaChange International, Inc. *	9,250	108,965
ServiceNow, Inc. *	3,200	139,456
ServiceSource International, Inc. *	14,400	153,648
Shutterstock, Inc. *	2,300	122,245
Solarwinds, Inc. *	8,600	305,214
Solera Holdings, Inc.	10,100	574,791
Sourcefire, Inc. *	5,600	422,408
Splunk, Inc. *	3,700	185,037
SS&C Technologies Holdings, Inc. *	8,100	289,818
StarTek, Inc. *	3,900	20,787
Support.com, Inc. *	18,400	92,920
Sykes Enterprises, Inc. *	11,026	193,617
Symantec Corp.	108,073	2,883,388
Synchronoss Technologies, Inc. *	4,700	162,103
Synopsys, Inc. *	24,384	903,183
Syntel, Inc.	2,500	179,450
Take-Two Interactive Software, Inc. *	12,900	226,137
Tangoe, Inc. *	8,200	148,092
TeleCommunication Systems, Inc., Class A *	10,800	29,160
TeleTech Holdings, Inc. *	5,000	125,250
Teradata Corp. *	25,000	1,478,000
The Active Network, Inc. *	13,300	113,449
The Hackett Group, Inc.	7,200	40,032
The Western Union Co.	90,332	1,622,363
TIBCO Software, Inc. *	23,200	578,608
TiVo, Inc. *	17,800	196,690
Total System Services, Inc.	27,404	751,144
Tyler Technologies, Inc. *	4,000	298,480
Ultimate Software Group, Inc. *	4,200	568,260
Unisys Corp. *	6,200	160,828
United Online, Inc.	17,350	140,882
Unwired Planet, Inc. *	7,771	15,775
ValueClick, Inc. *	12,000	293,280
Vantiv, Inc., Class A *	13,600	354,824
VeriFone Systems, Inc. *	15,400	293,678
Verint Systems, Inc. *	9,510	340,268
Verisign, Inc. *	22,275	1,065,636
Virnetx Holding Corp. (d)*	5,500	104,885
Virtusa Corp. *	4,700	121,166
Visa, Inc., Class A	79,100	14,001,491
VMware, Inc., Class A *	13,600	1,117,784
Web.com Group, Inc. *	5,423	140,890
WebMD Health Corp. *	7,074	233,513
WEX, Inc. *	5,700	495,558
Workday, Inc., Class A *	3,200	218,528
Yahoo! Inc. *	147,944	4,155,747
Yelp, Inc. *	4,300	179,740
Zillow, Inc., Class A (d)*	4,500	332,460
Zynga, Inc., Class A *	65,200	194,296

		264,613,865

Technology Hardware & Equipment 5.9%
3D Systems Corp. (d)*	13,300	628,159
ADTRAN, Inc.	9,100	240,513
Agilysys, Inc. *	8,460	98,051
Amphenol Corp., Class A	24,500	1,924,720
Anaren, Inc. *	5,300	124,073
Anixter International, Inc. *	4,000	332,160
Apple, Inc.	146,500	66,291,250
ARRIS Group, Inc. *	16,175	243,272
Arrow Electronics, Inc. *	15,700	716,705
Aruba Networks, Inc. *	15,700	279,146
Aviat Networks, Inc. *	18,877	50,024
Avid Technology, Inc. *	7,956	47,418
Avnet, Inc. *	20,088	756,715
AVX Corp.	14,000	179,060
Badger Meter, Inc.	4,000	190,560
Belden, Inc.	6,900	404,409
Benchmark Electronics, Inc. *	7,830	173,200
Black Box Corp.	4,100	110,946
Brocade Communications Systems, Inc. *	64,935	432,467
Checkpoint Systems, Inc. *	7,100	122,120
Ciena Corp. *	17,970	396,418
Cisco Systems, Inc.	834,309	21,316,595
Cognex Corp.	7,400	393,014
Coherent, Inc.	2,800	158,704
Comtech Telecommunications Corp.	4,175	113,059
Corning, Inc.	234,407	3,560,642
Cray, Inc. *	7,600	176,092
CTS Corp.	8,800	123,640
Daktronics, Inc.	8,700	94,656
Dell, Inc.	233,500	2,958,445
Diebold, Inc.	9,000	293,940
Digi International, Inc. *	9,100	90,363
Dolby Laboratories, Inc., Class A (d)	8,800	289,432
DTS, Inc. *	4,300	97,352
Echelon Corp. *	7,200	16,200
EchoStar Corp., Class A *	4,940	197,402
Electro Rent Corp.	7,100	126,948
Electro Scientific Industries, Inc.	9,900	112,365

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Electronics for Imaging, Inc. *	6,400	192,192
EMC Corp.	327,986	8,576,834
Emulex Corp. *	14,100	112,941
Extreme Networks, Inc. *	27,500	119,075
F5 Networks, Inc. *	13,100	1,149,656
FARO Technologies, Inc. *	3,000	110,190
FEI Co.	5,400	418,230
Finisar Corp. *	12,000	231,960
FLIR Systems, Inc.	21,900	711,093
Frequency Electronics, Inc.	500	5,315
Fusion-io, Inc. (d)*	9,500	136,990
Gerber Scientific, Inc. (a)(c)*	8,900	—
Harmonic, Inc. *	20,042	153,522
Harris Corp.	17,000	970,190
Hewlett-Packard Co.	301,036	7,730,604
Hutchinson Technology, Inc. *	6,000	20,580
I.D. Systems, Inc. *	5,500	27,610
Identive Group, Inc. *	1,200	917
Imation Corp. *	5,500	25,740
Immersion Corp. *	4,300	61,662
Infinera Corp. *	16,400	178,924
Ingram Micro, Inc., Class A *	22,400	511,392
Insight Enterprises, Inc. *	4,650	99,464
Intellicheck Mobilisa, Inc. *	500	390
InterDigital, Inc.	6,700	266,191
Intermec, Inc. *	9,600	95,328
InvenSense, Inc. (d)*	17,600	311,168
IPG Photonics Corp.	4,600	280,140
Itron, Inc. *	5,700	245,784
Ixia *	8,200	113,980
Jabil Circuit, Inc.	27,700	636,823
JDS Uniphase Corp. *	34,153	501,025
Juniper Networks, Inc. *	76,265	1,652,663
Lexmark International, Inc., Class A	10,900	408,641
LightPath Technologies, Inc., Class A *	75	132
Littelfuse, Inc.	3,700	295,963
Maxwell Technologies, Inc. *	7,700	61,061
Measurement Specialties, Inc. *	3,200	159,296
Mercury Systems, Inc. *	7,800	72,384
Methode Electronics, Inc.	9,500	179,455
MOCON, Inc.	600	8,586
Molex, Inc.	22,525	671,921
Motorola Solutions, Inc.	41,879	2,296,226
MTS Systems Corp.	3,781	238,392
Multi-Fineline Electronix, Inc. *	5,700	86,184
National Instruments Corp.	13,212	372,446
NCR Corp. *	27,500	990,000
NetApp, Inc.	55,900	2,298,608
NETGEAR, Inc. *	6,000	178,860
Newport Corp. *	8,500	124,525
OCZ Technology Group, Inc. (d)*	10,200	18,360
Oplink Communications, Inc. *	5,957	120,034
OSI Systems, Inc. *	3,700	260,443
Palo Alto Networks, Inc. *	4,700	230,018
Park Electrochemical Corp.	3,600	97,920
PC Connection, Inc.	7,000	118,720
PC-Tel, Inc.	8,900	85,885
Performance Technologies, Inc. *	1,600	2,200
Plantronics, Inc.	6,000	278,940
Plexus Corp. *	3,700	129,389
Polycom, Inc. *	22,400	214,144
Pulse Electronics Corp. (d)*	1,150	4,566
QLogic Corp. *	17,044	187,654
QUALCOMM, Inc.	269,700	17,409,135
Radisys Corp. *	7,200	29,736
Research Frontiers, Inc. (d)*	2,800	11,340
Richardson Electronics Ltd.	7,300	82,052
Riverbed Technology, Inc. *	22,700	355,028
Rofin-Sinar Technologies, Inc. *	3,800	87,818
Rogers Corp. *	2,500	139,050
SanDisk Corp. *	37,300	2,055,976
Sanmina Corp. *	20,900	344,014
ScanSource, Inc. *	3,200	113,952
Seagate Technology plc	49,766	2,035,927
Sonus Networks, Inc. *	44,900	153,558
STEC, Inc. *	12,300	83,271
Super Micro Computer, Inc. *	8,200	95,038
Symmetricom, Inc. *	11,950	61,423
Synaptics, Inc. *	5,250	210,000
SYNNEX Corp. *	3,000	148,560
TE Connectivity Ltd.	65,500	3,343,120
Tech Data Corp. *	5,300	272,102
Tellabs, Inc.	38,064	85,263
TESSCO Technologies, Inc.	4,025	128,961
TransAct Technologies, Inc.	1,500	13,635
Trimble Navigation Ltd. *	39,884	1,138,289
TTM Technologies, Inc. *	11,000	101,640
Ubiquiti Networks, Inc.	6,900	145,038
Universal Display Corp. *	5,800	167,910
ViaSat, Inc. *	6,500	434,135
Vishay Intertechnology, Inc. *	18,588	267,481
Vishay Precision Group, Inc. *	5,620	91,156
Western Digital Corp.	32,600	2,098,788
Xerox Corp.	186,756	1,811,533
Xybernaut Corp. (a)(c)*	1,400	—
Zebra Technologies Corp., Class A *	7,375	340,504
Zygo Corp. *	7,000	109,690

		173,664,884

Telecommunication Services 2.2%
8x8, Inc. *	14,600	132,276
Alaska Communications Systems Group, Inc.	5,000	11,850
Alteva, Inc.	1,100	10,747
AT&T, Inc.	839,856	29,621,721
Atlantic Tele-Network, Inc.	3,250	165,750
CenturyLink, Inc.	95,078	3,408,546
Cincinnati Bell, Inc. *	32,268	111,325
Cogent Communications Group, Inc.	9,900	283,338
Consolidated Communications Holdings, Inc.	5,253	91,875
Crown Castle International Corp. *	46,476	3,264,939
Frontier Communications Corp. (d)	146,868	640,344
General Communication, Inc., Class A *	10,500	92,925
HickoryTech Corp.	4,600	51,612
Iridium Communications, Inc. *	11,800	99,356
Leap Wireless International, Inc. *	13,000	216,840
Level 3 Communications, Inc. *	23,006	507,282

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lumos Networks Corp.	1,500	28,425
NII Holdings, Inc. (d)*	27,900	200,322
NTELOS Holdings Corp.	4,500	84,285
Premiere Global Services, Inc. *	11,400	125,400
SBA Communications Corp., Class A *	21,700	1,607,753
Shenandoah Telecommunications Co.	2,500	48,175
Sprint Corp. *	120,305	717,018
T-Mobile US, Inc. *	27,150	654,587
Telephone & Data Systems, Inc.	14,222	377,025
tw telecom, Inc. *	21,600	643,248
United States Cellular Corp.	5,400	214,434
USA Mobility, Inc.	5,500	85,910
Verizon Communications, Inc.	446,672	22,101,331
Vonage Holdings Corp. *	36,400	117,208
Windstream Corp. (d)	87,969	734,541

		66,450,388

Transportation 1.9%
Alaska Air Group, Inc. *	10,100	617,817
Allegiant Travel Co.	2,000	194,760
AMERCO	1,000	166,320
Arkansas Best Corp.	9,900	214,830
Atlas Air Worldwide Holdings, Inc. *	3,800	169,632
Avis Budget Group, Inc. *	17,500	553,700
C.H. Robinson Worldwide, Inc.	26,000	1,550,120
Con-way, Inc.	7,500	310,875
Covenant Transport Group, Inc., Class A *	3,000	19,230
CSX Corp.	161,100	3,996,891
Delta Air Lines, Inc. *	130,600	2,772,638
Expeditors International of Washington, Inc.	33,700	1,358,784
FedEx Corp.	45,263	4,797,878
Forward Air Corp.	4,600	168,222
Genco Shipping & Trading Ltd. (d)*	21,500	44,720
Genesee & Wyoming, Inc., Class A *	7,400	663,484
Heartland Express, Inc.	16,241	239,068
Hertz Global Holdings, Inc. *	60,600	1,551,966
Hub Group, Inc., Class A *	4,400	168,300
J.B. Hunt Transport Services, Inc.	13,500	1,011,555
JetBlue Airways Corp. *	30,962	202,491
Kansas City Southern	17,050	1,837,138
Kirby Corp. *	8,600	726,356
Knight Transportation, Inc.	9,050	153,579
Landstar System, Inc.	6,600	356,796
Matson, Inc.	6,400	181,248
Norfolk Southern Corp.	49,800	3,643,368
Old Dominion Freight Line, Inc. *	9,712	424,220
Pacer International, Inc. *	17,800	110,182
Park-Ohio Holdings Corp. *	3,600	126,468
Republic Airways Holdings, Inc. *	12,500	171,625
Roadrunner Transportation Systems, Inc. *	4,900	148,127
Ryder System, Inc.	7,500	463,800
Saia, Inc. *	9,150	273,951
SkyWest, Inc.	7,000	105,840
Southwest Airlines Co.	112,315	1,553,316
Spirit Airlines, Inc. *	5,600	185,080
Swift Transportation Co. *	19,000	338,960
Union Pacific Corp.	72,900	11,561,211
United Continental Holdings, Inc. *	51,000	1,777,350
United Parcel Service, Inc., Class B	110,880	9,624,384
Universal Truckload Services, Inc. *	3,300	90,981
US Airways Group, Inc. (d)*	30,800	595,980
UTI Worldwide, Inc.	14,600	240,900
Werner Enterprises, Inc.	5,832	140,318
Wesco Aircraft Holdings, Inc. *	13,500	264,195

		55,868,654

Utilities 3.3%
AGL Resources, Inc.	18,629	853,022
ALLETE, Inc.	5,233	280,593
Alliant Energy Corp.	16,300	863,411
Ameren Corp.	36,200	1,296,322
American DG Energy, Inc. *	11,400	17,328
American Electric Power Co., Inc.	77,920	3,611,592
American States Water Co.	2,800	179,816
American Water Works Co., Inc.	29,100	1,241,988
Aqua America, Inc.	20,694	700,699
Artesian Resources Corp., Class A	4,000	94,160
Atmos Energy Corp.	14,200	628,208
Avista Corp.	7,800	224,484
Black Hills Corp.	7,700	408,485
Cadiz, Inc. (d)*	6,356	29,365
California Water Service Group	6,000	130,800
Calpine Corp. *	57,800	1,156,578
CenterPoint Energy, Inc.	66,500	1,650,530
Chesapeake Utilities Corp.	2,847	168,742
Cleco Corp.	8,700	422,037
CMS Energy Corp.	43,500	1,217,565
Connecticut Water Service, Inc.	5,100	152,490
Consolidated Edison, Inc.	45,000	2,695,500
Delta Natural Gas Co., Inc.	1,291	29,396
Dominion Resources, Inc.	89,080	5,283,335
DTE Energy Co.	26,701	1,887,761
Duke Energy Corp.	112,073	7,957,183
Dynegy, Inc. *	17,000	354,280
Edison International	50,210	2,502,968
El Paso Electric Co.	5,300	200,181
Entergy Corp.	27,500	1,856,250
EuroSite Power, Inc. *	1,140	741
Exelon Corp.	135,069	4,131,761
FirstEnergy Corp.	64,156	2,442,419
Genie Energy Ltd., Class B *	12,800	131,968
Great Plains Energy, Inc.	21,541	521,077
Hawaiian Electric Industries, Inc.	13,300	354,578
IDACORP, Inc.	7,100	374,667
Integrys Energy Group, Inc.	12,540	787,512
ITC Holdings Corp.	7,500	688,275
MDU Resources Group, Inc.	29,825	836,293
MGE Energy, Inc.	3,300	193,743
Middlesex Water Co.	4,500	95,130
National Fuel Gas Co.	12,400	803,892
New Jersey Resources Corp.	6,225	278,631
NextEra Energy, Inc.	67,400	5,837,514
NiSource, Inc.	48,164	1,479,598

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Northeast Utilities	48,443	2,151,354
Northwest Natural Gas Co.	3,800	166,972
NorthWestern Corp.	7,100	299,620
NRG Energy, Inc.	48,056	1,288,862
NV Energy, Inc.	37,076	876,106
OGE Energy Corp.	29,800	1,114,520
ONEOK, Inc.	32,600	1,726,170
Ormat Technologies, Inc.	8,600	198,058
Otter Tail Corp.	4,100	125,419
Pepco Holdings, Inc.	37,400	768,570
PG&E Corp.	68,500	3,143,465
Piedmont Natural Gas Co., Inc.	12,300	424,965
Pinnacle West Capital Corp.	16,200	954,180
PNM Resources, Inc.	11,200	262,976
Portland General Electric Co.	10,900	345,530
PPL Corp.	98,700	3,135,699
Public Service Enterprise Group, Inc.	77,700	2,625,483
Pure Cycle Corp. *	8,000	46,160
Questar Corp.	28,900	689,554
SCANA Corp.	21,905	1,137,089
Sempra Energy	34,575	3,029,807
SJW Corp.	5,570	155,347
South Jersey Industries, Inc.	4,200	256,620
Southwest Gas Corp.	6,500	322,660
TECO Energy, Inc.	29,100	514,197
The AES Corp.	101,396	1,261,366
The Empire District Electric Co.	6,500	150,670
The Laclede Group, Inc.	5,800	265,988
The Southern Co.	134,700	6,039,948
UGI Corp.	18,600	781,014
UIL Holdings Corp.	6,966	284,491
Unitil Corp.	3,600	110,664
UNS Energy Corp.	5,700	289,845
Vectren Corp.	11,366	420,769
Westar Energy, Inc.	18,500	621,415
WGL Holdings, Inc.	7,300	335,581
Wisconsin Energy Corp.	34,600	1,504,408
Xcel Energy, Inc.	78,995	2,365,900
York Water Co.	6,100	128,588

		97,372,898

Total Common Stock
(Cost $1,914,080,033)		2,909,961,175

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(c)*	1,800	—

Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (c)*	33	2

Total Warrants
(Cost $—)		2

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.1%
Citibank
0.03%, 08/01/13	88,802,639	88,802,639
Wells Fargo
0.03%, 08/01/13	3,987,777	3,987,777

		92,790,416

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.01%, 09/19/13 (e)(f)	1,325,000	1,324,988
0.04%, 09/19/13 (e)(f)	3,000,000	2,999,837

		4,324,825

Total Short-Term Investments
(Cost $97,115,241)		97,115,241

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.6% of net assets

Wells Fargo Advantage Government Money Market Fund 0.01% (g)	17,113,339	17,113,339

Total Collateral Invested for Securities on Loan
(Cost $17,113,339)		17,113,339

End of collateral invested for securities on loan.

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

At 07/31/13 tax basis cost of the fund’s investments was $2,027,087,584 and the unrealized appreciation and depreciation were $1,066,869,630 and ($86,880,796), respectively, with a net unrealized appreciation of $979,988,834.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $2 or 0.0% of net assets.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $16,865,428.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the purchase yield.
(g)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, Mini, Long, expires 09/20/13	75	7,821,750	417,399
S&P 500 Index, e-mini, Long, expires 09/20/13	520	43,693,000	1,352,577

Net unrealized gains			1,769,976

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,909,961,175	$—	$—	$2,909,961,175
Rights[1]	—	—	—	—
Warrants[1]	2	—	—	2
Short-Term Investments[1]	—	97,115,241	—	97,115,241

Total	$2,909,961,177	$97,115,241	$—	$3,007,076,418

Other Financial Instruments
Collateral Invested for Securities on Loan	$17,113,339	$—	$—	$17,113,339
Futures Contracts[2]	1,769,976	—	—	1,769,976

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$86,391	$966	($30,585)	$—	($56,772)	$—	$—	$—

Total	$86,391	$966	($30,585)	$—	($56,772)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 for the period ended July 31, 2013.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46819JUL13

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.2%	Common Stock	1,370,583,971	1,778,651,568
0.6%	Preferred Stock	7,504,389	11,471,876
0.0%	Rights	328,765	335,185
0.5%	Other Investment Company	8,089,400	8,451,800
3.7%	Short-Term Investments	68,953,067	68,953,067

100.0%	Total Investments	1,455,459,592	1,867,863,496
0.2%	Collateral Invested for Securities on Loan	4,650,626	4,650,626
(0.2%)	Other Assets and Liabilities, Net		(3,791,030)

100.0%	Total Net Assets		1,868,723,092

	Number	Value
Security	of Shares	($)

Common Stock 95.2% of net assets

Australia 7.5%

Banks 2.7%
Australia & New Zealand Banking Group Ltd.	410,328	10,963,018
Bendigo & Adelaide Bank Ltd.	65,340	626,823
Commonwealth Bank of Australia	240,665	16,041,657
National Australia Bank Ltd.	350,303	9,829,459
Westpac Banking Corp.	464,187	12,876,899

		50,337,856

Capital Goods 0.0%
Leighton Holdings Ltd.	27,418	406,800

Commercial & Professional Supplies 0.2%
ALS Ltd.	55,879	425,889
Brambles Ltd.	231,719	1,889,262
Seek Ltd.	46,809	396,670

		2,711,821

Consumer Services 0.1%
Crown Ltd.	64,113	737,125
Echo Entertainment Group Ltd.	100,330	236,536
Flight Centre Ltd.	9,011	367,399
TABCORP Holdings Ltd.	93,458	274,512
Tatts Group Ltd.	198,273	568,360

		2,183,932

Diversified Financials 0.2%
ASX Ltd.	30,013	938,882
Macquarie Group Ltd.	46,607	1,836,958

		2,775,840

Energy 0.4%
Caltex Australia Ltd.	22,076	371,109
Origin Energy Ltd.	166,098	1,782,536
Santos Ltd.	143,795	1,764,444
Whitehaven Coal Ltd.	83,422	147,359
Woodside Petroleum Ltd.	98,768	3,335,167
WorleyParsons Ltd.	30,933	612,001

		8,012,616

Food & Staples Retailing 0.6%
Metcash Ltd.	126,061	390,729
Wesfarmers Ltd.	150,553	5,487,270
Woolworths Ltd.	185,873	5,566,245

		11,444,244

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	88,677	1,023,515
Treasury Wine Estates Ltd.	100,094	428,898

		1,452,413

Health Care Equipment & Services 0.1%
Cochlear Ltd.	8,924	489,669
Ramsay Health Care Ltd.	19,598	648,373
Sonic Healthcare Ltd.	56,900	732,220

		1,870,262

Insurance 0.4%
AMP Ltd.	429,177	1,742,663
Insurance Australia Group Ltd.	310,935	1,623,265
QBE Insurance Group Ltd.	181,511	2,680,718
Suncorp Group Ltd.	195,953	2,254,211

		8,300,857

Materials 1.4%
Alumina Ltd. *	327,010	284,624
Amcor Ltd.	180,469	1,715,089
BHP Billiton Ltd.	480,333	15,017,475
Boral Ltd.	110,617	421,296
Fortescue Metals Group Ltd.	227,074	745,527
Iluka Resources Ltd.	64,653	639,303
Incitec Pivot Ltd.	230,301	544,224
James Hardie Industries plc CDI	65,076	540,553
Newcrest Mining Ltd.	114,964	1,266,314
Orica Ltd.	55,981	909,520
Rio Tinto Ltd.	65,302	3,377,176

		25,461,101

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	74,510	4,424,926

Real Estate 0.6%
CFS Retail Property Trust Group	317,267	584,408
Dexus Property Group	723,713	682,184
Federation Centres Ltd.	213,515	449,340

 1

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Goodman Group	256,227	1,086,246
GPT Group	257,970	848,205
Lend Lease Group	79,311	624,698
Mirvac Group	547,787	807,064
Stockland	315,281	1,014,190
Westfield Group	318,450	3,211,800
Westfield Retail Trust	445,451	1,203,956

		10,512,091

Retailing 0.0%
Harvey Norman Holdings Ltd.	68,124	162,724

Software & Services 0.0%
Computershare Ltd.	71,810	631,347

Telecommunication Services 0.2%
Telstra Corp., Ltd.	639,878	2,867,098

Transportation 0.2%
Asciano Ltd.	148,861	679,132
Aurizon Holdings Ltd.	296,137	1,207,928
Qantas Airways Ltd. *	148,963	168,647
Sydney Airport	74,602	240,727
Toll Holdings Ltd.	92,053	440,631
Transurban Group	205,286	1,250,323

		3,987,388

Utilities 0.1%
AGL Energy Ltd.	83,669	1,093,753
APA Group	117,803	635,353
SP AusNet	224,108	237,564

		1,966,670

		139,509,986

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	36,715	1,113,136
Raiffeisen Bank International AG (a)	6,669	202,400

		1,315,536

Capital Goods 0.0%
Andritz AG	11,016	595,362

Energy 0.1%
OMV AG	22,315	987,186

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,791	350,698

Materials 0.1%
Voestalpine AG	16,464	631,617

Real Estate 0.0%
Immofinanz AG *	133,179	545,445

Telecommunication Services 0.0%
Telekom Austria AG	29,683	206,202

Utilities 0.0%
Verbund AG	9,608	189,300

		4,821,346

Belgium 1.1%

Banks 0.1%
KBC GROEP N.V.	36,978	1,488,683

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	11,548	937,269

Food & Staples Retailing 0.1%
Colruyt S.A.	11,532	657,611
Delhaize Group S.A.	15,116	997,368

		1,654,979

Food, Beverage & Tobacco 0.5%
Anheuser-Busch InBev N.V.	120,154	11,554,165

Insurance 0.1%
Ageas	34,543	1,383,630

Materials 0.1%
Solvay S.A. (a)	8,867	1,201,959
Umicore S.A.	16,120	725,657

		1,927,616

Media 0.0%
Telenet Group Holding N.V.	7,632	369,527

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	16,501	950,139

Telecommunication Services 0.0%
Belgacom S.A.	21,773	532,935

		20,798,943

Denmark 1.1%

Banks 0.1%
Danske Bank A/S *	98,050	1,804,819

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	16,093	1,595,157

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	16,501	963,938
William Demant Holding A/S *	3,981	350,600

		1,314,538

Insurance 0.0%
Tryg A/S	3,547	321,503

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, Class B	60,909	10,334,186
Novozymes A/S, B Shares	34,874	1,195,372

		11,529,558

Telecommunication Services 0.1%
TDC A/S	108,294	947,627

Transportation 0.1%
AP Moller - Maersk A/S, Series A	79	584,247
AP Moller - Maersk A/S, Series B	199	1,560,491
DSV A/S	29,001	760,020

		2,904,758

		20,417,960

2

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Finland 0.7%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	16,933	752,055

Capital Goods 0.2%
Kone Oyj, Class B	23,322	1,736,980
Metso Oyj	18,759	660,894
Wartsila Oyj Abp	27,229	1,234,386

		3,632,260

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	22,779	394,542

Energy 0.0%
Neste Oil Oyj	17,493	252,775

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	9,130	287,146

Insurance 0.2%
Sampo Oyj, A Shares	63,434	2,778,185

Materials 0.1%
Stora Enso Oyj, R Shares	79,152	587,197
UPM-Kymmene Oyj	76,671	853,561

		1,440,758

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	15,936	390,092

Technology Hardware & Equipment 0.1%
Nokia Oyj *	560,087	2,214,263

Telecommunication Services 0.0%
Elisa Oyj	22,315	480,510

Utilities 0.1%
Fortum Oyj	66,431	1,313,977

		13,936,563

France 9.3%

Automobiles & Components 0.3%
Compagnie Generale des Etablissements Michelin	27,552	2,762,841
Renault S.A.	28,748	2,265,039

		5,027,880

Banks 0.9%
BNP Paribas S.A.	148,632	9,636,889
Credit Agricole S.A. *	149,439	1,426,522
Natixis	131,762	673,297
Societe Generale S.A.	105,026	4,225,496

		15,962,204

Capital Goods 1.4%
Alstom S.A.	32,807	1,110,131
Bouygues S.A.	29,594	866,570
Compagnie de Saint-Gobain	58,813	2,731,803
European Aeronautic Defence & Space Co., N.V.	87,011	5,210,645
Legrand S.A.	37,747	1,955,931
Rexel S.A.	20,823	506,465
Safran S.A.	37,612	2,208,744
Schneider Electric S.A.	78,914	6,286,355
Thales S.A.	13,384	689,224
Vallourec S.A.	16,038	947,307
Vinci S.A.	69,348	3,751,093
Zodiac Aerospace	4,932	716,539

		26,980,807

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	33,723	1,001,043
Edenred	29,652	950,281
Societe BIC S.A.	4,511	501,087

		2,452,411

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	8,147	1,443,676
Kering	11,423	2,619,682
LVMH Moet Hennessy Louis Vuitton S.A.	37,963	6,910,380

		10,973,738

Consumer Services 0.1%
Accor S.A.	23,603	889,685
Sodexo	14,142	1,291,756

		2,181,441

Diversified Financials 0.0%
Eurazeo	4,959	318,605
Wendel S.A.	5,041	582,833

		901,438

Energy 1.0%
Compagnie Generale de Geophysique - Veritas *	23,283	587,785
Technip S.A.	15,115	1,667,766
Total S.A.	318,457	16,970,064

		19,225,615

Food & Staples Retailing 0.2%
Carrefour S.A.	88,850	2,722,135
Casino Guichard Perrachon S.A.	8,690	894,866

		3,617,001

Food, Beverage & Tobacco 0.6%
Danone S.A.	85,386	6,762,189
Pernod-Ricard S.A.	31,743	3,787,466
Remy Cointreau S.A.	3,922	406,145

		10,955,800

Health Care Equipment & Services 0.2%
Essilor International S.A.	30,508	3,414,364

Household & Personal Products 0.3%
L’Oreal S.A.	36,152	6,060,212

Insurance 0.4%
AXA S.A.	267,926	5,905,469
CNP Assurances	23,314	394,295
SCOR SE	23,570	751,106

		7,050,870

Materials 0.6%
Air Liquide S.A.	46,713	6,201,219
ArcelorMittal	147,259	1,923,840
Arkema S.A.	9,128	914,786
Imerys S.A.	5,580	368,932
Lafarge S.A.	27,609	1,766,119

		11,174,896

Media 0.3%
Eutelsat Communications S.A.	21,886	611,698
JC Decaux S.A.	9,072	290,564

 3

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lagardere S.C.A.	17,248	546,534
Publicis Groupe S.A.	26,697	2,153,804
SES S.A.	45,687	1,344,738

		4,947,338

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Sanofi	178,528	18,688,973

Real Estate 0.3%
Fonciere des Regions	3,999	328,042
Gecina S.A.	3,516	430,570
ICADE	3,182	287,735
Klepierre	14,999	650,739
Unibail-Rodamco SE	14,192	3,448,178

		5,145,264

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	91,234	781,603

Software & Services 0.2%
AtoS	8,095	608,950
Cap Gemini S.A.	21,938	1,199,872
Dassault Systemes S.A.	9,479	1,246,069

		3,054,891

Telecommunication Services 0.4%
Iliad S.A.	3,527	832,152
Orange S.A.	277,313	2,735,152
Vivendi S.A.	178,151	3,809,346

		7,376,650

Transportation 0.1%
Aeroports de Paris	4,762	491,923
Groupe Eurotunnel S.A. - Reg’d	80,583	632,188

		1,124,111

Utilities 0.3%
EDF S.A.	35,022	1,026,600
GDF Suez	198,471	4,162,792
Suez Environnement Co.	42,904	608,726
Veolia Environnement S.A.	49,105	661,073

		6,459,191

		173,556,698

Germany 7.7%

Automobiles & Components 1.0%
Bayerische Motoren Werke AG	49,518	4,846,763
Continental AG	16,559	2,607,529
Daimler AG - Reg’d	143,707	9,969,173
Volkswagen AG	4,385	996,475

		18,419,940

Banks 0.1%
Commerzbank AG *	141,112	1,201,208

Capital Goods 0.9%
Brenntag AG	7,890	1,298,557
GEA Group AG	27,901	1,153,088
Hochtief AG	5,074	386,463
MAN SE	6,085	693,687
Osram Licht AG *	11,858	462,216
Siemens AG - Reg’d	118,584	13,024,227

		17,018,238

Consumer Durables & Apparel 0.2%
Adidas AG	31,290	3,487,737
Hugo Boss AG	4,621	536,520

		4,024,257

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	152,474	6,878,614
Deutsche Boerse AG	28,865	2,044,937

		8,923,551

Food & Staples Retailing 0.0%
Metro AG	19,006	655,811

Food, Beverage & Tobacco 0.0%
Suedzucker AG	11,975	391,181

Health Care Equipment & Services 0.2%
Celesio AG	11,605	262,255
Fresenius Medical Care AG & Co KGaA	31,875	2,012,722
Fresenius SE & Co KGaA	18,484	2,326,906

		4,601,883

Household & Personal Products 0.1%
Beiersdorf AG	15,159	1,401,814
Henkel AG & Co. KGaA	19,427	1,609,924

		3,011,738

Insurance 0.9%
Allianz SE - Reg’d	68,191	10,626,299
Hannover Rueckversicherung SE - Reg’d	8,744	649,439
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	26,822	5,326,118

		16,601,856

Materials 1.2%
BASF SE	137,366	12,174,534
HeidelbergCement AG	21,134	1,628,175
K&S AG - Reg’d	26,215	647,526
Lanxess AG	12,146	760,265
Linde AG	27,702	5,336,312
ThyssenKrupp AG *	57,732	1,254,210

		21,801,022

Media 0.1%
Axel Springer AG	5,400	282,724
Kabel Deutschland Holding AG	13,239	1,490,536

		1,773,260

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg’d	123,676	14,375,464
Merck KGaA	9,708	1,603,994
QIAGEN N.V. *	33,846	695,382

		16,674,840

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	161,604	1,434,057

Software & Services 0.6%
SAP AG	137,799	10,096,727
United Internet AG - Reg’d	16,565	541,071

		10,637,798

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	420,086	5,108,235

4

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telefonica Deutschland Holding AG	40,727	278,957

		5,387,192

Transportation 0.2%
Deutsche Lufthansa AG - Reg’d *	33,431	669,948
Deutsche Post AG - Reg’d	135,613	3,792,283
Fraport AG Frankfurt Airport Services Worldwide	6,036	390,760

		4,852,991

Utilities 0.4%
E.ON SE AG	269,338	4,573,116
RWE AG (a)	72,490	2,183,352

		6,756,468

		144,167,291

Greece 0.0%

Consumer Services 0.0%
OPAP S.A.	34,852	312,783

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. (OTE) *	35,000	316,010

		628,793

Hong Kong 2.8%

Banks 0.2%
Bank of East Asia Ltd.	181,600	680,745
BOC Hong Kong (Holdings) Ltd.	545,000	1,709,804
Hang Seng Bank Ltd.	115,136	1,761,042

		4,151,591

Capital Goods 0.2%
Hopewell Holdings Ltd.	84,500	267,754
Hutchison Whampoa Ltd.	318,370	3,590,931
NWS Holdings Ltd.	192,000	294,407

		4,153,092

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	876,000	1,157,681
Yue Yuen Industrial Holdings Ltd.	105,500	290,216

		1,447,897

Consumer Services 0.3%
Galaxy Entertainment Group Ltd. *	312,000	1,642,171
MGM China Holdings Ltd.	128,400	369,989
Sands China Ltd.	369,600	1,997,607
Shangri-La Asia Ltd.	224,000	352,123
SJM Holdings Ltd.	278,000	696,080
Wynn Macau Ltd.	238,000	674,241

		5,732,211

Diversified Financials 0.1%
First Pacific Co., Ltd.	317,250	358,530
Hong Kong Exchanges & Clearing Ltd.	164,618	2,557,757

		2,916,287

Insurance 0.5%
AIA Group Ltd.	1,801,200	8,525,687

Real Estate 0.9%
Cheung Kong (Holdings) Ltd.	207,656	2,914,713
Hang Lung Properties Ltd.	337,000	1,090,911
Henderson Land Development Co., Ltd.	163,900	1,020,792
Hysan Development Co., Ltd.	102,000	432,802
Kerry Properties Ltd.	98,000	402,865
New World Development Co., Ltd.	529,000	771,591
Sino Land Co., Ltd.	416,000	586,873
Sun Hung Kai Properties Ltd.	238,604	3,180,718
Swire Pacific Ltd., Class A	103,090	1,215,911
Swire Properties Ltd.	169,000	496,339
The Link REIT	337,500	1,647,977
Wharf Holdings Ltd.	231,100	1,985,651
Wheelock & Co., Ltd.	144,000	748,865

		16,496,008

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	38,900	422,437

Technology Hardware & Equipment 0.0%
AAC Technologies Holdings, Inc.	118,500	551,394

Telecommunication Services 0.0%
HKT Trust & HKT Ltd.	301,000	294,081
PCCW Ltd.	536,000	243,934

		538,015

Transportation 0.1%
Cathay Pacific Airways Ltd.	169,000	312,456
MTR Corp., Ltd.	207,000	769,641
Orient Overseas International Ltd.	39,500	218,872

		1,300,969

Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	100,000	690,421
CLP Holdings Ltd.	267,580	2,218,222
Hong Kong & China Gas Co., Ltd.	857,634	2,197,218
Power Assets Holdings Ltd.	210,000	1,885,301

		6,991,162

		53,226,750

Ireland 0.3%

Banks 0.0%
Bank of Ireland *	3,076,383	693,179

Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	22,327	1,372,266

Materials 0.1%
CRH plc	109,910	2,309,750

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	73,229	1,119,846

Transportation 0.0%
Ryanair Holdings plc	25,968	240,208

		5,735,249

 5

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M.	157,922	755,177
Bank Leumi Le-Israel B.M. *	177,105	594,195
Mizrahi Tefahot Bank Ltd. *	16,863	179,823

		1,529,195

Energy 0.0%
Delek Group Ltd.	790	221,847

Materials 0.1%
Israel Chemicals Ltd.	62,967	502,115
The Israel Corp., Ltd. *	419	196,431

		698,546

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	127,622	5,072,152

Semiconductors & Semiconductor Equipment 0.0%
Mellanox Technologies Ltd. *	6,056	273,131

Software & Services 0.0%
NICE Systems Ltd.	8,647	334,687

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	271,806	439,056

		8,568,614

Italy 2.0%

Automobiles & Components 0.1%
Fiat S.p.A. *	133,515	1,064,564
Pirelli & C. S.p.A	38,919	511,083

		1,575,647

Banks 0.4%
Banca Monte dei Paschi di Siena S.p.A. (a)*	860,993	235,965
Intesa Sanpaolo S.p.A.	1,738,778	3,316,799
UniCredit S.p.A.	649,130	3,545,746
Unione di Banche Italiane S.C.P.A.	122,619	522,692

		7,621,202

Capital Goods 0.1%
Fiat Industrial S.p.A.	129,229	1,595,487
Finmeccanica S.p.A. *	58,072	303,815
Prysmian S.p.A.	30,520	620,498

		2,519,800

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	25,188	1,334,456

Diversified Financials 0.0%
Exor S.p.A.	10,760	354,727
Mediobanca S.p.A.	76,417	470,770

		825,497

Energy 0.6%
Eni S.p.A.	380,464	8,403,355
Saipem S.p.A.	39,147	834,505
Tenaris S.A.	71,574	1,596,851

		10,834,711

Insurance 0.2%
Assicurazioni Generali S.p.A.	175,892	3,479,468

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,467,637	1,006,811
Telecom Italia S.p.A. - RSP	808,777	426,186

		1,432,997

Transportation 0.1%
Atlantia S.p.A.	51,419	978,907

Utilities 0.3%
Enel Green Power S.p.A.	261,726	582,581
Enel S.p.A.	984,441	3,294,149
Snam S.p.A.	295,928	1,398,572
Terna - Rete Elettrica Nationale S.p.A.	219,868	982,057

		6,257,359

		36,860,044

Japan 20.6%

Automobiles & Components 3.1%
Aisin Seiki Co., Ltd.	29,300	1,160,706
Bridgestone Corp.	97,357	3,447,099
Daihatsu Motor Co., Ltd.	28,000	615,451
Denso Corp.	73,100	3,318,133
Fuji Heavy Industries Ltd.	90,000	2,215,936
Honda Motor Co., Ltd.	243,839	9,032,053
Isuzu Motors Ltd.	170,000	1,205,367
Koito Manufacturing Co., Ltd.	13,000	250,673
Mazda Motor Corp. *	404,000	1,683,269
Mitsubishi Motors Corp. *	62,900	828,407
NGK Spark Plug Co., Ltd.	26,000	515,794
NHK Spring Co., Ltd.	23,800	276,010
Nissan Motors Co., Ltd.	371,896	3,883,405
NOK Corp.	14,200	225,881
Stanley Electric Co., Ltd.	22,900	443,233
Sumitomo Rubber Industries Ltd.	27,100	450,957
Suzuki Motor Corp.	55,300	1,322,218
The Yokohama Rubber Co., Ltd.	30,000	295,320
Toyoda Gosei Co., Ltd.	11,300	277,391
Toyota Boshoku Corp.	14,000	202,493
Toyota Industries Corp.	24,100	989,294
Toyota Motor Corp.	412,503	25,101,075
Yamaha Motor Co., Ltd.	43,000	575,990

		58,316,155

Banks 2.1%
Aozora Bank Ltd.	155,000	478,826
Fukuoka Financial Group, Inc.	106,000	477,529
Hokuhoku Financial Group, Inc.	173,000	326,077
Mitsubishi UFJ Financial Group, Inc.	1,905,809	11,821,745
Mizuho Financial Group, Inc.	3,426,334	7,126,158
Resona Holdings, Inc.	282,100	1,399,718
Seven Bank Ltd.	76,700	283,767
Shinsei Bank Ltd.	241,000	534,484
Sumitomo Mitsui Financial Group, Inc.	190,346	8,696,188
Sumitomo Mitsui Trust Holdings, Inc.	496,000	2,281,137
Suruga Bank Ltd.	28,000	496,917

6

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Bank of Kyoto Ltd.	44,000	351,355
The Bank of Yokohama Ltd.	175,000	959,123
The Chiba Bank Ltd.	104,000	719,524
The Chugoku Bank Ltd.	24,000	311,627
The Gunma Bank Ltd.	52,000	293,973
The Hachijuni Bank Ltd.	57,000	334,412
The Hiroshima Bank Ltd.	67,000	278,497
The Iyo Bank Ltd.	37,000	352,933
The Joyo Bank Ltd.	91,000	489,506
The Nishi-Nippon City Bank Ltd.	91,000	234,539
The Shizuoka Bank Ltd.	82,000	886,767
Yamaguchi Financial Group, Inc.	28,000	266,521

		39,401,323

Capital Goods 2.8%
Amada Co., Ltd.	49,000	351,546
Asahi Glass Co., Ltd.	144,000	931,339
Chiyoda Corp.	21,000	249,155
Daikin Industries Ltd.	35,300	1,466,597
Fanuc Corp.	28,700	4,345,538
Fuji Electric Co., Ltd.	75,000	280,201
Furukawa Electric Co., Ltd.	91,000	219,683
Hino Motors Ltd.	38,000	582,335
Hitachi Construction Machinery Co., Ltd.	17,500	344,279
IHI Corp.	187,000	786,636
Itochu Corp.	226,300	2,687,669
JGC Corp.	31,000	1,092,676
JTEKT Corp.	30,300	379,894
Kajima Corp.	111,000	390,075
Kawasaki Heavy Industries Ltd.	203,000	741,507
Kinden Corp.	30,000	291,522
Komatsu Ltd.	139,709	3,110,405
Kubota Corp.	164,000	2,387,417
Kurita Water Industries Ltd.	18,200	371,134
LIXIL Group Corp.	40,800	956,738
Mabuchi Motor Co., Ltd.	4,400	228,272
Makita Corp.	16,600	863,545
Marubeni Corp.	247,000	1,714,835
Mitsubishi Corp.	210,200	3,829,619
Mitsubishi Electric Corp.	290,000	2,812,211
Mitsubishi Heavy Industries Ltd.	447,000	2,400,088
Mitsui & Co., Ltd.	259,900	3,481,267
Nabtesco Corp.	18,500	387,347
NGK Insulators Ltd.	40,000	533,006
Nidec Corp.	16,000	1,314,031
NSK Ltd.	68,000	635,737
Obayashi Corp.	93,000	496,408
Shimizu Corp.	77,000	320,245
SMC Corp.	8,100	1,712,997
Sojitz Corp.	168,000	285,642
Sumitomo Corp.	166,900	2,230,499
Sumitomo Electric Industries Ltd.	112,800	1,522,240
Sumitomo Heavy Industries Ltd.	74,000	343,363
Taisei Corp.	134,000	521,597
The Japan Steel Works Ltd.	43,000	241,192
THK Co., Ltd.	16,400	341,497
Toshiba Corp.	592,178	2,561,557
TOTO Ltd.	46,000	468,957
Toyota Tsusho Corp.	33,500	888,363

		52,100,861

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	80,000	711,914
Park24 Co., Ltd.	13,100	241,162
Secom Co., Ltd.	31,500	1,733,759
Toppan Printing Co., Ltd.	76,000	515,769

		3,202,604

Consumer Durables & Apparel 0.7%
Asics Corp.	22,200	372,921
Casio Computer Co., Ltd.	32,000	285,191
Namco Bandai Holdings, Inc.	26,300	425,483
Nikon Corp.	52,200	1,089,626
Panasonic Corp. *	325,612	2,888,623
Rinnai Corp.	5,400	395,372
Sankyo Co., Ltd.	8,900	393,011
Sega Sammy Holdings, Inc.	29,500	685,859
Sekisui Chemical Co., Ltd.	65,000	651,594
Sekisui House Ltd.	82,000	1,058,011
Sharp Corp. *	142,785	586,857
Shimano, Inc.	11,900	1,072,745
Sony Corp.	151,300	3,176,538
Yamaha Corp.	22,000	281,849

		13,363,680

Consumer Services 0.1%
Benesse Holdings, Inc.	11,400	393,134
McDonald’s Holdings Co., Ltd.	11,000	305,321
Oriental Land Co., Ltd.	7,600	1,236,633

		1,935,088

Diversified Financials 0.6%
Acom Co., Ltd. *	8,881	272,275
AEON Financial Service Co., Ltd.	9,900	288,655
Credit Saison Co., Ltd.	24,300	543,968
Daiwa Securities Group, Inc.	245,000	2,078,382
Japan Exchange Group, Inc.	7,406	696,302
Mitsubishi UFJ Lease & Finance Co., Ltd.	79,500	406,471
Nomura Holdings, Inc.	543,100	4,126,076
ORIX Corp.	165,600	2,457,696
SBI Holdings, Inc.	30,590	320,079

		11,189,904

Energy 0.2%
Cosmo Oil Co., Ltd. *	74,000	137,303
Idemitsu Kosan Co., Ltd.	3,800	316,460
Inpex Corp.	330	1,442,860
Japan Petroleum Exploration Co.	5,300	227,390
JX Holdings, Inc.	331,200	1,757,985
Showa Shell Sekiyu K.K.	33,500	308,560
TonenGeneral Sekiyu K.K.	39,000	377,161

		4,567,719

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	91,100	1,252,087
FamilyMart Co., Ltd.	9,000	397,121
Lawson, Inc.	10,100	791,465

 7

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Seven & i Holdings Co., Ltd.	112,703	4,245,673

		6,686,346

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	94,000	1,311,212
Asahi Group Holdings Ltd.	58,600	1,492,711
Calbee, Inc.	3,000	288,712
Coca-Cola West Co., Ltd.	13,303	258,403
Japan Tobacco, Inc.	164,500	5,742,831
Kikkoman Corp.	25,000	430,131
Kirin Holdings Co., Ltd.	128,000	1,892,494
Meiji Holdings Co., Ltd.	9,600	450,333
Nippon Meat Packers, Inc.	27,000	415,482
Nisshin Seifun Group, Inc.	25,500	295,411
Nissin Food Holdings Co., Ltd.	9,500	377,567
Suntory Beverage & Food Ltd. *	18,500	651,874
Toyo Suisan Kaisha Ltd.	13,000	406,431
Yakult Honsha Co., Ltd.	14,600	680,162
Yamazaki Baking Co., Ltd.	14,000	165,118

		14,858,872

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	6,400	317,496
M3, Inc.	100	275,249
Medipal Holdings Corp.	20,000	248,080
Miraca Holdings, Inc.	9,400	453,305
Olympus Corp. *	30,900	944,426
Suzuken Co., Ltd.	11,500	359,436
Sysmex Corp.	10,700	690,034
Terumo Corp.	22,500	1,137,658

		4,425,684

Household & Personal Products 0.2%
Kao Corp.	79,119	2,533,562
Shiseido Co., Ltd.	51,700	794,331
Unicharm Corp.	17,500	931,624

		4,259,517

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	77,662	2,009,992
NKSJ Holdings, Inc.	54,500	1,367,202
Sony Financial Holdings, Inc.	27,400	449,452
T&D Holdings, Inc.	88,300	1,115,257
The Dai-ichi Life Insurance Co., Ltd.	1,260	1,715,105
Tokio Marine Holdings, Inc.	104,199	3,325,713

		9,982,721

Materials 1.3%
Nippon Steel & Sumitomo Metal Corp.	1,137,410	3,299,886
Air Water, Inc.	20,000	293,013
Asahi Kasei Corp.	181,000	1,144,683
Daicel Corp.	40,000	344,288
Daido Steel Co., Ltd.	39,000	225,825
Hitachi Chemical Co., Ltd.	14,200	238,923
Hitachi Metals Ltd.	29,000	348,139
JFE Holdings, Inc.	73,400	1,655,584
JSR Corp.	26,300	474,758
Kaneka Corp.	38,000	256,967
Kansai Paint Co., Ltd.	36,000	466,422
Kobe Steel Ltd. *	334,000	527,066
Kuraray Co., Ltd.	49,800	679,204
Maruichi Steel Tube Ltd.	8,800	211,716
Mitsubishi Chemical Holdings Corp.	194,000	910,281
Mitsubishi Gas Chemical Co., Inc.	53,000	391,786
Mitsubishi Materials Corp.	167,000	587,443
Mitsui Chemicals, Inc.	117,000	270,292
Nitto Denko Corp.	24,900	1,402,666
Oji Holdings Corp.	119,000	506,971
Shin-Etsu Chemical Co., Ltd.	61,360	3,822,754
Showa Denko K.K.	191,000	256,845
Sumitomo Chemical Co., Ltd.	214,000	703,463
Sumitomo Metal Mining Co., Ltd.	75,000	977,576
Taiheiyo Cement Corp.	163,000	547,837
Taiyo Nippon Sanso Corp.	36,000	253,686
Teijin Ltd.	126,000	273,206
Toray Industries, Inc.	220,000	1,400,556
Toyo Seikan Group Holdings Ltd.	26,100	431,276
Ube Industries Ltd.	144,000	272,993
Yamato Kogyo Co., Ltd.	7,700	249,524

		23,425,629

Media 0.1%
Dentsu, Inc.	28,300	901,142
Hakuhodo DY Holdings, Inc.	4,030	277,353
Toho Co., Ltd.	15,500	322,989

		1,501,484

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	66,470	3,555,006
Chugai Pharmaceutical Co., Ltd.	35,000	693,984
Daiichi Sankyo Co., Ltd.	99,800	1,624,097
Dainippon Sumitomo Pharma Co., Ltd.	21,800	289,135
Eisai Co., Ltd.	37,900	1,602,002
Hisamitsu Pharmaceutical Co., Inc.	9,100	500,942
Kyowa Hakko Kirin Co., Ltd.	37,000	368,775
Mitsubishi Tanabe Pharma Corp.	31,000	417,592
Ono Pharmaceutical Co., Ltd.	12,200	781,930
Otsuka Holdings Co., Ltd.	53,900	1,739,925
Santen Pharmaceutical Co., Ltd.	10,900	474,872
Shionogi & Co., Ltd.	45,700	927,037
Taisho Pharmaceutical Holdings Co., Ltd.	5,000	340,580
Takeda Pharmaceutical Co., Ltd.	118,100	5,266,566
Tsumura & Co.	10,100	287,698

		18,870,141

Real Estate 1.1%
Aeon Mall Co., Ltd.	16,830	418,533
Daito Trust Construction Co., Ltd.	11,200	1,023,391
Daiwa House Industry Co., Ltd.	77,000	1,414,165
Hulic Co., Ltd.	37,900	453,564

8

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Japan Prime Realty Investment Corp.	121	330,865
Japan Real Estate Investment Corp.	92	970,149
Japan Retail Fund Investment Corp.	330	649,814
Mitsubishi Estate Co., Ltd.	187,502	4,752,964
Mitsui Fudosan Co., Ltd.	124,777	3,761,064
Nippon Building Fund, Inc.	104	1,130,416
Nippon Prologis REIT, Inc.	42	364,214
Nomura Real Estate Holdings, Inc.	20,200	469,817
Nomura Real Estate Office Fund, Inc.	51	222,777
NTT Urban Development Corp.	155	186,848
Sumitomo Realty & Development Co., Ltd.	55,000	2,297,963
Tokyo Tatemono Co., Ltd.	60,000	496,977
Tokyu Land Corp.	61,000	580,659
United Urban Investment Corp.	334	414,805

		19,938,985

Retailing 0.5%
ABC-Mart, Inc.	5,980	269,685
Don Quijote Co., Ltd.	8,500	444,579
Fast Retailing Co., Ltd.	8,000	2,732,266
Isetan Mitsukoshi Holdings Ltd.	50,900	701,971
J. Front Retailing Co., Ltd.	74,000	587,998
Marui Group Co., Ltd.	30,000	291,747
Nitori Holdings Co., Ltd.	5,300	452,173
Rakuten, Inc.	106,120	1,430,758
Sanrio Co., Ltd.	7,400	360,466
Shimamura Co., Ltd.	3,300	378,344
Takashimaya Co., Ltd.	36,000	353,793
USS Co., Ltd.	3,650	436,066
Yamada Denki Co., Ltd.	14,520	587,588

		9,027,434

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	23,900	311,322
Rohm Co., Ltd.	14,300	551,287
Sumco Corp.	15,800	139,315
Tokyo Electron Ltd.	25,800	1,173,685

		2,175,609

Software & Services 0.4%
Dena Co., Ltd. (a)	15,600	296,008
Fujitsu Ltd.	266,000	1,018,300
Gree, Inc. (a)	13,000	105,423
GungHo Online Entertainment, Inc. (a)*	500	407,064
Itochu Techno-Solutions Corp.	5,206	206,284
Konami Corp.	15,600	345,215
Nexon Co., Ltd.	15,000	189,367
Nintendo Co., Ltd.	16,039	2,043,500
Nomura Research Institute Ltd.	16,700	546,558
NTT Data Corp.	200	716,702
Oracle Corp., Japan	6,600	257,095
Otsuka Corp.	2,700	304,827
Trend Micro, Inc.	17,100	567,878
Yahoo Japan Corp.	2,214	1,176,614

		8,180,835

Technology Hardware & Equipment 1.5%
Brother Industries Ltd.	32,200	357,516
Canon, Inc.	169,595	5,231,015
Citizen Holdings Co., Ltd.	36,000	205,540
FUJIFILM Holdings Corp.	69,711	1,527,405
Hamamatsu Photonics K.K.	11,300	392,324
Hirose Electric Co., Ltd.	4,600	613,297
Hitachi High-Technologies Corp.	10,900	237,565
Hitachi Ltd.	723,079	4,844,022
Hoya Corp.	65,307	1,407,471
Ibiden Co., Ltd.	16,500	245,907
Keyence Corp.	6,800	2,217,200
Konica Minolta, Inc.	65,500	535,936
Kyocera Corp.	24,300	2,462,527
Murata Manufacturing Co., Ltd.	30,274	2,079,210
NEC Corp.	373,000	842,983
Nippon Electric Glass Co., Ltd.	54,000	290,063
Omron Corp.	32,000	989,582
Ricoh Co., Ltd.	98,000	1,100,168
Shimadzu Corp.	32,000	252,027
TDK Corp.	18,400	662,558
Yaskawa Electric Corp.	29,000	345,550
Yokogawa Electric Corp.	29,300	378,972

		27,218,838

Telecommunication Services 1.1%
KDDI Corp.	80,500	4,453,996
Nippon Telegraph & Telephone Corp.	65,378	3,298,350
NTT DoCoMo, Inc.	2,285	3,480,234
Softbank Corp.	141,900	9,007,297

		20,239,877

Transportation 1.0%
ANA Holdings, Inc. (a)	152,000	313,002
Central Japan Railway Co.	21,800	2,670,530
East Japan Railway Co.	50,360	4,051,582
Hankyu Hanshin Holdings, Inc.	164,000	938,168
Japan Airlines Co., Ltd.	9,200	487,888
Kamigumi Co., Ltd.	34,000	281,817
Keikyu Corp.	68,000	567,355
Keio Corp.	84,000	591,030
Keisei Electric Railway Co., Ltd.	38,000	365,627
Kintetsu Corp.	230,000	987,516
Mitsubishi Logistics Corp.	18,000	262,225
Mitsui O.S.K. Lines, Ltd. *	162,000	622,941
Nippon Express Co., Ltd.	125,000	589,917
Nippon Yusen K.K.	242,000	670,017
Odakyu Electric Railway Co., Ltd.	90,000	854,346
Tobu Railway Co., Ltd.	146,000	753,092
Tokyu Corp.	170,000	1,104,139
West Japan Railway Co.	25,800	1,089,422
Yamato Holdings Co., Ltd.	54,100	1,186,033

		18,386,647

Utilities 0.6%
Chubu Electric Power Co., Inc.	97,800	1,355,967
Electric Power Development Co., Ltd.	18,400	608,581
Hokkaido Electric Power Co., Inc. *	25,000	326,352

 9

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hokuriku Electric Power Co.	23,000	331,691
Kyushu Electric Power Co., Inc. *	61,700	858,193
Osaka Gas Co., Ltd.	280,000	1,185,128
Shikoku Electric Power Co., Inc. *	27,700	495,359
The Chugoku Electric Power Co., Inc.	43,300	635,965
The Kansai Electric Power Co., Inc. *	108,300	1,323,999
Toho Gas Co., Ltd.	56,000	279,814
Tohoku Electric Power Co., Inc. *	65,400	763,258
Tokyo Electric Power Co., Inc. *	206,990	1,262,995
Tokyo Gas Co., Ltd.	366,201	2,012,957

		11,440,259

		384,696,212

Netherlands 2.6%

Capital Goods 0.3%
Koninklijke Boskalis Westminster N.V.	11,059	416,202
Koninklijke Philips N.V.	143,147	4,577,683

		4,993,885

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	18,107	875,863

Diversified Financials 0.3%
ING Groep N.V. CVA *	572,847	5,847,015

Energy 0.0%
Fugro N.V. CVA	10,746	655,421

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	148,942	2,453,795

Food, Beverage & Tobacco 0.8%
DE Master Blenders 1753 N.V. *	80,000	1,319,707
Heineken Holding N.V.	15,287	958,940
Heineken N.V.	34,458	2,420,391
Unilever N.V. CVA	243,628	9,774,706

		14,473,744

Insurance 0.1%
Aegon N.V.	261,205	2,012,679
Delta Lloyd N.V.	28,698	620,181

		2,632,860

Materials 0.2%
Akzo Nobel N.V.	35,630	2,172,211
Koninklijke DSM N.V.	22,903	1,609,601

		3,781,812

Media 0.2%
Reed Elsevier N.V.	103,148	1,976,032
Wolters Kluwer N.V.	45,648	1,102,667

		3,078,699

Real Estate 0.0%
Corio N.V.	10,200	444,752

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding N.V.	53,449	4,814,669

Technology Hardware & Equipment 0.1%
Gemalto N.V.	11,993	1,255,993

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V. *	469,773	1,237,075
Ziggo N.V.	24,795	986,859

		2,223,934

Transportation 0.1%
Koninklijke Vopak N.V.	10,102	581,915
TNT Express N.V.	53,093	417,868

		999,783

		48,532,225

New Zealand 0.1%

Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	78,727	263,218

Materials 0.1%
Fletcher Building Ltd.	112,830	732,272

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	247,415	444,980

Transportation 0.0%
Auckland International Airport Ltd.	158,136	397,370

Utilities 0.0%
Contact Energy Ltd.	54,983	235,694

		2,073,534

Norway 0.8%

Banks 0.1%
DnB A.S.A.	148,704	2,473,755

Energy 0.4%
Aker Solutions A.S.A.	25,567	385,289
Seadrill Ltd.	56,252	2,404,566
Statoil A.S.A.	166,910	3,623,054
Subsea 7 S.A.	40,801	775,959

		7,188,868

Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	109,976	849,351

Insurance 0.0%
Gjensidige Forsikring A.S.A.	31,379	485,651

Materials 0.1%
Norsk Hydro A.S.A.	133,267	566,518
Yara International A.S.A.	28,004	1,256,751

		1,823,269

Telecommunication Services 0.1%
Telenor A.S.A.	104,986	2,325,092

		15,145,986

Portugal 0.2%

Banks 0.0%
Banco Espirito Santo, S.A. - Reg’d *	269,627	262,535

10

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.0%
Galp Energia, SGPS, S.A.	41,819	667,979

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	38,540	761,443

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d (a)	86,110	328,542

Utilities 0.1%
EDP - Energias de Portugal S.A.	297,115	1,056,270

		3,076,769

Singapore 1.6%

Banks 0.5%
DBS Group Holdings Ltd.	256,246	3,362,694
Oversea-Chinese Banking Corp., Ltd.	387,552	3,217,513
United Overseas Bank Ltd.	190,233	3,209,068

		9,789,275

Capital Goods 0.2%
Keppel Corp., Ltd.	215,800	1,756,579
Noble Group Ltd.	629,000	441,930
SembCorp Industries Ltd.	149,000	594,846
SembCorp Marine Ltd.	125,000	446,935
Singapore Technologies Engineering Ltd.	238,000	801,464
Yangzijiang Shipbuilding Holdings Ltd.	221,000	162,485

		4,204,239

Consumer Services 0.1%
Genting Singapore plc	863,000	900,128

Diversified Financials 0.1%
Singapore Exchange Ltd.	141,000	845,378

Food & Staples Retailing 0.0%
Olam International Ltd. (a)	200,000	266,765

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,055,000	435,258
Wilmar International Ltd.	265,000	655,937

		1,091,195

Media 0.0%
Singapore Press Holdings Ltd. (a)	242,000	835,333

Real Estate 0.3%
Ascendas REIT	288,000	520,554
CapitaCommercial Trust	267,000	294,705
CapitaLand Ltd.	378,000	958,908
CapitaMall Trust	330,000	525,929
CapitaMalls Asia Ltd.	195,000	305,542
City Developments Ltd.	74,000	618,410
Global Logistic Properties Ltd.	451,000	1,005,742
Keppel Land Ltd.	102,000	295,505
UOL Group Ltd.	77,000	422,931

		4,948,226

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	16,000	506,754

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,192,237	3,681,553
StarHub Ltd.	108,000	373,824

		4,055,377

Transportation 0.1%
ComfortDelGro Corp., Ltd.	301,000	473,784
Hutchison Port Holdings Trust, Class U	739,000	546,186
Singapore Airlines Ltd.	86,000	683,736

		1,703,706

		29,146,376

Spain 2.8%

Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	827,389	7,846,121
Banco de Sabadell S.A. (a)	381,049	780,317
Banco Popular Espanol S.A. *	183,958	808,587
Banco Santander S.A.	1,664,959	12,180,684
Bankia S.A. *	221,191	195,095
CaixaBank	178,368	657,921

		22,468,725

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	22,098	636,313
Ferrovial S.A.	58,598	999,683
Zardoya Otis S.A.	27,869	406,054

		2,042,050

Energy 0.2%
Repsol S.A.	127,951	3,066,614

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	89,907	744,000

Insurance 0.0%
Mapfre S.A.	124,994	457,539

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	21,753	918,720

Retailing 0.2%
Inditex S.A.	32,628	4,355,336

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	55,488	1,908,361

Telecommunication Services 0.5%
Telefonica S.A. *	612,577	8,755,056

Transportation 0.1%
Abertis Infraestructuras S.A.	57,343	1,064,798
International Consolidated Airlines Group S.A. *	142,935	634,011

		1,698,809

Utilities 0.4%
Acciona S.A. (a)	3,458	163,060
Enagas S.A.	28,104	694,488
Gas Natural SDG S.A.	54,243	1,104,354
Iberdrola S.A.	704,549	3,898,719

 11

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Red Electrica Corp. S.A.	16,784	935,919

		6,796,540

		53,211,750

Sweden 3.1%

Banks 0.8%
Nordea Bank AB	393,706	4,990,431
Skandinaviska Enskilda Banken AB, A Shares	227,836	2,514,947
Svenska Handelsbanken AB, A Shares	74,369	3,373,836
Swedbank AB, A Shares	135,440	3,264,817

		14,144,031

Capital Goods 0.9%
Alfa Laval AB	48,513	1,100,940
Assa Abloy AB, B Shares	49,825	2,209,063
Atlas Copco AB, A Shares	100,826	2,630,113
Atlas Copco AB, B Shares	59,372	1,390,852
Sandvik AB	160,232	2,028,332
Scania AB, B Shares	48,696	1,015,935
Skanska AB, B Shares	58,081	1,095,944
SKF AB, B Shares	58,954	1,636,276
Volvo AB, B Shares	224,975	3,314,151

		16,421,606

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	45,857	446,966

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	35,026	1,021,270
Husqvarna AB, B Shares	51,798	311,313

		1,332,583

Diversified Financials 0.2%
Industrivarden AB, C Shares	19,617	352,304
Investment AB Kinnevik, B Shares	30,690	923,891
Investor AB, B Shares	67,603	2,029,789
Ratos AB, B Shares	26,143	233,221

		3,539,205

Energy 0.0%
Lundin Petroleum AB *	35,133	771,551

Food, Beverage & Tobacco 0.1%
Swedish Match AB	31,433	1,175,636

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	56,568	968,702
Getinge AB, B Shares	30,686	1,134,783

		2,103,485

Household & Personal Products 0.1%
Svenska Cellulosa AB, B Shares	87,185	2,306,279

Materials 0.0%
Boliden AB	37,321	526,983

Retailing 0.3%
Hennes & Mauritz AB, B Shares	141,996	5,306,608

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	34,297	1,047,774
Telefonaktiebolaget LM Ericsson, B Shares	455,148	5,379,989

		6,427,763

Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	9,553	764,981
Tele2 AB, B Shares	45,772	586,712
TeliaSonera AB	347,349	2,512,314

		3,864,007

		58,366,703

Switzerland 9.2%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	405	208,582

Capital Goods 0.6%
ABB Ltd. - Reg’d *	349,620	7,707,700
Geberit AG - Reg’d	6,244	1,675,156
Schindler Holding AG	7,438	1,064,273
Schindler Holding AG - Reg’d	3,369	469,732
Sulzer AG - Reg’d	3,727	557,010

		11,473,871

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d *	21,033	1,337,265
SGS S.A. - Reg’d	870	1,969,165

		3,306,430

Consumer Durables & Apparel 0.6%
Compagnie Financiere Richemont S.A., Series A	82,992	8,118,489
The Swatch Group AG - Bearer Shares	4,903	2,913,617
The Swatch Group AG - Reg’d	7,213	744,830

		11,776,936

Diversified Financials 1.1%
Credit Suisse Group AG - Reg’d *	238,217	6,997,333
Julius Baer Group Ltd. *	35,576	1,619,382
Pargesa Holding S.A.	3,688	264,799
Partners Group Holding AG	2,903	768,739
UBS AG - Reg’d *	579,370	11,408,386

		21,058,639

Energy 0.1%
Transocean Ltd.	57,167	2,695,978

Food, Beverage & Tobacco 2.0%
Aryzta AG *	14,543	898,085
Barry Callebaut AG - Reg’d *	328	317,814
Coca-Cola HBC AG ADR	28,832	749,920
Lindt & Spruengli AG	146	573,589
Lindt & Spruengli AG - Reg’d	15	681,617
Nestle S.A. - Reg’d	512,712	34,701,681

		37,922,706

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d *	7,718	851,799

Insurance 0.7%
Baloise Holding AG - Reg’d	7,756	842,023

12

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Swiss Life Holding AG - Reg’d *	4,903	879,846
Swiss Re AG *	55,992	4,464,355
Zurich Insurance Group AG *	23,580	6,351,703

		12,537,927

Materials 0.6%
EMS-Chemie Holding AG - Reg’d	1,287	451,780
Givaudan S.A. - Reg’d *	1,320	1,837,242
Holcim Ltd. - Reg’d *	36,413	2,634,181
Sika AG	313	871,671
Syngenta AG - Reg’d	14,805	5,854,074

		11,648,948

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Actelion Ltd. - Reg’d *	16,429	1,091,817
Lonza Group AG - Reg’d *	8,936	687,793
Novartis AG - Reg’d	365,720	26,290,427
Roche Holding AG	111,700	27,488,139

		55,558,176

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	7,938	583,773

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,706	1,656,736

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	8,301	1,004,617

		172,285,118

United Kingdom 20.9%

Automobiles & Components 0.1%
GKN plc	233,405	1,241,316

Banks 3.0%
Barclays plc	1,827,240	7,983,182
HSBC Holdings plc	2,764,499	31,386,611
Lloyds Banking Group plc *	6,838,272	7,119,780
Royal Bank of Scotland Group plc *	315,000	1,521,134
Standard Chartered plc	360,888	8,370,332

		56,381,039

Capital Goods 1.0%
BAE Systems plc	485,723	3,294,048
Bunzl plc	49,725	1,067,367
Cobham plc	154,384	676,368
IMI plc	47,941	1,001,343
Invensys plc	93,350	707,219
Meggitt plc	119,757	998,610
Melrose Industries plc	189,434	813,685
Rolls-Royce Holdings plc *	281,201	5,013,558
Smiths Group plc	58,128	1,222,597
The Weir Group plc	31,455	1,029,090
Travis Perkins plc	35,724	924,374
Wolseley plc	40,614	1,944,395

		18,692,654

Commercial & Professional Supplies 0.5%
Aggreko plc	39,730	1,077,057
Babcock International Group plc	55,856	999,584
Capita plc	98,009	1,556,980
Experian plc	152,586	2,861,145
G4S plc	201,918	694,842
Intertek Group plc	24,205	1,114,377
Serco Group plc	78,082	746,654

		9,050,639

Consumer Durables & Apparel 0.1%
Burberry Group plc	66,873	1,558,858
Persimmon plc *	47,493	892,567

		2,451,425

Consumer Services 0.5%
Carnival plc	27,678	1,065,440
Compass Group plc	273,673	3,741,616
InterContinental Hotels Group plc	40,943	1,188,073
TUI Travel plc	63,413	368,302
Whitbread plc	26,905	1,323,229
William Hill plc	134,646	996,285

		8,682,945

Diversified Financials 0.2%
3i Group plc	139,033	809,494
Aberdeen Asset Management plc	139,830	818,422
Hargreaves Lansdown plc	34,659	516,978
ICAP plc	84,161	520,355
Investec plc	93,157	623,277
London Stock Exchange Group plc	26,547	633,478
Schroders plc	15,420	574,246

		4,496,250

Energy 3.5%
AMEC plc	46,802	766,749
BG Group plc	508,872	9,176,062
BP plc	2,866,314	19,802,867
Petrofac Ltd.	37,972	757,613
Royal Dutch Shell plc, A Shares	564,190	19,250,819
Royal Dutch Shell plc, B Shares	390,959	13,828,377
Tullow Oil plc	135,204	2,138,752

		65,721,239

Food & Staples Retailing 0.5%
J. Sainsbury plc	173,373	1,038,943
Tesco plc	1,204,637	6,733,839
WM Morrison Supermarkets plc	320,874	1,412,326

		9,185,108

Food, Beverage & Tobacco 2.6%
Associated British Foods plc	53,357	1,578,451
British American Tobacco plc	288,622	15,397,052
Diageo plc	375,305	11,761,614
Imperial Tobacco Group plc	146,670	4,922,972
SABMiller plc	143,312	7,024,542
Tate & Lyle plc	71,637	915,120
Unilever plc	191,951	7,794,835

		49,394,586

Health Care Equipment & Services 0.1%
Smith & Nephew plc	135,371	1,612,903

 13

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	96,695	6,883,770

Insurance 1.0%
Admiral Group plc	30,444	650,028
Aviva plc	440,615	2,486,125
Direct Line Insurance Group plc	120,326	415,148
Legal & General Group plc	884,328	2,595,094
Old Mutual plc	715,826	2,114,060
Prudential plc	382,463	6,792,470
Resolution Ltd.	204,957	1,008,615
RSA Insurance Group plc	507,726	967,142
Standard Life plc	343,920	1,986,039

		19,014,721

Materials 1.8%
Anglo American plc	208,374	4,469,748
Antofagasta plc	57,957	777,473
BHP Billiton plc	315,757	9,038,372
Croda International plc	19,557	746,951
Fresnillo plc	29,153	457,806
Glencore Xstrata plc	1,494,729	6,312,463
Johnson Matthey plc	31,049	1,339,728
Randgold Resources Ltd.	13,471	992,492
Rexam plc	121,356	907,766
Rio Tinto plc	190,050	8,552,304
Vedanta Resources plc	18,357	324,986

		33,920,089

Media 0.6%
British Sky Broadcasting Group plc	157,251	1,981,007
ITV plc	531,875	1,367,951
Pearson plc	121,267	2,489,701
Reed Elsevier plc	182,685	2,364,643
WPP plc	189,954	3,429,447

		11,632,749

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	186,671	9,469,023
GlaxoSmithKline plc	733,794	18,773,114
Shire plc	83,345	3,040,550

		31,282,687

Real Estate 0.3%
British Land Co., plc	140,150	1,274,178
Hammerson plc	110,490	890,881
Intu Properties plc	94,473	483,603
Land Securities Group plc	120,034	1,735,166
Segro plc	110,982	524,203

		4,908,031

Retailing 0.3%
Kingfisher plc	354,807	2,146,577
Marks & Spencer Group plc	246,945	1,805,742
Next plc	24,059	1,826,078

		5,778,397

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	208,859	2,802,526

Software & Services 0.1%
The Sage Group plc	161,240	859,488

Telecommunication Services 1.5%
BT Group plc	1,178,722	6,098,922
Inmarsat plc	67,828	705,784
Vodafone Group plc	7,318,171	21,918,465

		28,723,171

Transportation 0.0%
easyJet plc	23,125	496,998

Utilities 0.9%
Centrica plc	777,263	4,620,972
National Grid plc	548,089	6,550,392
Severn Trent plc	34,575	931,234
SSE plc	143,434	3,433,744
United Utilities Group plc	103,901	1,139,585

		16,675,927

		389,888,658

Total Common Stock
(Cost $1,370,583,971)		1,778,651,568

Preferred Stock 0.6% of net assets

Germany 0.6%

Automobiles & Components 0.4%
Bayerische Motoren Werke AG	8,002	608,367
Porsche Automobil Holding SE	22,743	1,928,305
Volkswagen AG	21,629	5,131,118

		7,667,790

Household & Personal Products 0.2%
Henkel AG & Co. KGaA	26,818	2,621,432

Materials 0.0%
Fuchs Petrolub SE	5,176	386,243

Media 0.0%
ProsiebenSat.1 Media AG	15,553	636,859

Utilities 0.0%
RWE AG	5,322	159,552

Total Preferred Stock
(Cost $7,504,389)		11,471,876

Rights 0.0% of net assets

Hong Kong 0.0%
New Hotel (b)(c)*	6,613	—

Spain 0.0%
Banco Santander S.A. (a)(b)*	1,616,659	322,608
CaixaBank *	178,368	12,577

		335,185

Total Rights
(Cost $328,765)		335,185

14

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.5% of net assets

United States 0.5%
iShares MSCI EAFE ETF	140,000	8,451,800

Total Other Investment Company
(Cost $8,089,400)		8,451,800

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.5%
Brown Brothers Harriman
Japanese Yen
0.00%, 08/01/13	1,129,527	11,537
Citibank
Euro Currency
0.01%, 08/01/13	49,724	66,150
US Dollar
0.03%, 08/01/13	55,650,653	55,650,653
Wells Fargo
US Dollar
0.03%, 08/01/13	9,224,930	9,224,930

		64,953,270

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.01%, 09/19/13 (d)(e)	100,000	99,995
0.02%, 09/19/13 (d)(e)	400,000	399,980
0.04%, 09/19/13 (d)(e)	3,500,000	3,499,822

		3,999,797

Total Short-Term Investments
(Cost $68,953,067)		68,953,067

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund 0.01% (f)	4,650,626	4,650,626

Total Collateral Invested for Securities on Loan
(Cost $4,650,626)		4,650,626

End of collateral invested for securities on loan.

At 07/31/13, the tax basis cost of the fund’s investments was $1,464,286,601 and the unrealized appreciation and depreciation were $535,460,104 and ($131,883,209), respectively, with a net unrealized appreciation of $403,576,895.

At 07/31/13, the values of certain foreign securities held by the fund aggregating $1,772,383,780 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,320,411.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange traded fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
MSCI EAFE, e-mini, Long, expires 09/20/13	715	61,607,975	1,790,262

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 15

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures

16

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 17

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$167,484,775	$—	$167,484,775
Australia[1]	—	135,085,060	—	135,085,060
Pharmaceuticals, Biotechnology & Life Sciences	4,424,926	—	—	4,424,926
Belgium[1]	—	20,429,416	—	20,429,416
Media	369,527	—	—	369,527
Denmark[1]	—	17,875,176	—	17,875,176
Food, Beverage & Tobacco	1,595,157	—	—	1,595,157
Telecommunication Services	947,627	—	—	947,627
France[1]	—	162,874,496	—	162,874,496
Consumer Services	1,291,756	889,685	—	2,181,441
Telecommunication Services	832,152	6,544,498	—	7,376,650
Transportation	491,923	632,188	—	1,124,111
Germany[1]	—	127,149,053	—	127,149,053
Capital Goods	462,216	16,556,022	—	17,018,238
Ireland[1]	—	4,362,983	—	4,362,983
Food, Beverage & Tobacco	1,372,266	—	—	1,372,266
Japan[1]	—	361,656,505	—	361,656,505
Food, Beverage & Tobacco	651,874	14,206,998	—	14,858,872
Software & Services	105,423	8,075,412	—	8,180,835
Netherlands[1]	—	34,058,481	—	34,058,481
Food, Beverage & Tobacco	1,319,707	13,154,037	—	14,473,744
Spain[1]	—	30,743,025	—	30,743,025
Banks	195,095	22,273,630	—	22,468,725
Sweden[1]	—	44,222,672	—	44,222,672
Banks	2,514,947	11,629,084	—	14,144,031
Switzerland[1]	—	134,362,412	—	134,362,412
Food, Beverage & Tobacco	749,920	37,172,786	—	37,922,706
United Kingdom[1]	—	370,873,937	—	370,873,937
Insurance	415,148	18,599,573	—	19,014,721
Preferred Stock[1]	—	11,471,876	—	11,471,876
Rights
Hong Kong	—	—	—	—
Spain	12,577	—	322,608	335,185
Other Investment Company[1]	8,451,800	—	—	8,451,800
Short-Term Investments[1]	—	68,953,067	—	68,953,067

Total	$26,204,041	$1,841,336,847	$322,608	$1,867,863,496

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,650,626	$—	$—	$4,650,626
Futures Contract[2]	1,790,262	—	—	1,790,262

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

18

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Preferred Stock
United Kingdom	$30,829	$282	($361)	$—	($30,750)	$—	$—	$—
Rights
Spain	$—	$—	$5,674	$316,934	$—	$—	$—	$322,608

Total	$30,829	$282	$5,313	$316,934	($30,750)	$—	$—	$322,608

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $2,269,842 and $9,955,035 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46820JUL13

 19

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Common Stock	1,752,286,599	2,176,351,167
0.7%	Other Investment Company	15,381,358	15,381,358
0.1%	Short-Term Investments	1,444,940	1,444,940

100.1%	Total Investments	1,769,112,897	2,193,177,465
(0.1%)	Other Assets and Liabilities, Net		(1,660,514)

100.0%	Total Net Assets		2,191,516,951

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Automobiles & Components 0.4%
Ford Motor Co.	528,000	8,912,640

Banks 3.4%
Wells Fargo & Co.	1,700,200	73,958,700

Capital Goods 5.3%
3M Co.	34,700	4,074,821
Danaher Corp.	447,000	30,100,980
General Electric Co.	493,700	12,031,469
Honeywell International, Inc.	137,500	11,409,750
Northrop Grumman Corp.	229,000	21,081,740
Regal-Beloit Corp.	37,000	2,393,160
Textron, Inc.	632,300	17,312,374
The Boeing Co.	53,000	5,570,300
United Rentals, Inc. *	166,100	9,520,852
Wabtec Corp.	58,000	3,367,480

		116,862,926

Commercial & Professional Supplies 1.5%
Nielsen Holdings N.V.	224,000	7,486,080
The ADT Corp. *	368,500	14,769,480
Towers Watson & Co., Class A	51,600	4,346,268
Waste Management, Inc.	125,000	5,253,750

		31,855,578

Consumer Durables & Apparel 2.6%
Hanesbrands, Inc.	65,000	4,124,900
Jarden Corp. *	332,250	15,107,407
Mohawk Industries, Inc. *	52,000	6,187,480
NIKE, Inc., Class B	508,000	31,963,360

		57,383,147

Consumer Services 3.4%
International Game Technology	1,537,600	28,399,472
MGM Resorts International *	1,693,000	27,612,830
Service Corp. International	314,200	5,960,374
Wyndham Worldwide Corp.	204,000	12,709,200

		74,681,876

Diversified Financials 7.9%
Bank of America Corp.	1,574,000	22,980,400
Citigroup, Inc.	315,000	16,424,100
JPMorgan Chase & Co.	1,181,240	65,830,505
Morgan Stanley	140,000	3,809,400
State Street Corp.	471,000	32,814,570
The Bank of New York Mellon Corp.	825,000	25,946,250
The Goldman Sachs Group, Inc.	37,800	6,200,334

		174,005,559

Energy 10.5%
Anadarko Petroleum Corp.	107,300	9,498,196
Chevron Corp.	515,100	64,845,939
ConocoPhillips	574,300	37,249,098
EOG Resources, Inc.	58,000	8,438,420
Exxon Mobil Corp.	415,100	38,915,625
Hess Corp.	54,700	4,072,962
Marathon Petroleum Corp.	190,700	13,984,031
Murphy Oil Corp.	270,565	18,322,662
National Oilwell Varco, Inc.	56,850	3,989,165
Occidental Petroleum Corp.	264,990	23,597,359
Phillips 66	42,900	2,638,350
Tesoro Corp.	61,000	3,467,850

		229,019,657

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	260,000	30,495,400
The Kroger Co.	226,400	8,890,728

		39,386,128

Food, Beverage & Tobacco 4.5%
Archer-Daniels-Midland Co.	864,500	31,528,315
Hillshire Brands Co.	495,600	17,450,076
Ingredion, Inc.	118,200	7,943,040
Molson Coors Brewing Co., Class B	116,500	5,831,990
PepsiCo, Inc.	440,000	36,757,600

		99,511,021

Health Care Equipment & Services 5.0%
Abbott Laboratories	240,900	8,824,167
Becton, Dickinson & Co.	88,000	9,127,360

 1

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Boston Scientific Corp. *	332,500	3,630,900
CareFusion Corp. *	374,000	14,425,180
Cigna Corp.	437,500	34,050,625
Covidien plc	159,000	9,799,170
Medtronic, Inc.	360,500	19,914,020
WellPoint, Inc.	119,500	10,224,420

		109,995,842

Household & Personal Products 1.6%
Energizer Holdings, Inc.	175,500	17,865,900
Kimberly-Clark Corp.	161,600	15,966,080

		33,831,980

Insurance 3.6%
Aflac, Inc.	208,500	12,860,280
American International Group, Inc. *	134,300	6,111,993
Berkshire Hathaway, Inc., Class B *	232,000	26,881,840
MetLife, Inc.	150,000	7,263,000
Prudential Financial, Inc.	40,000	3,158,800
Reinsurance Group of America, Inc.	76,500	5,208,885
The Progressive Corp.	263,200	6,845,832
The Travelers Cos., Inc.	129,000	10,777,950

		79,108,580

Materials 2.2%
Avery Dennison Corp.	266,300	11,911,599
International Paper Co.	201,500	9,734,465
Monsanto Co.	45,000	4,445,100
PPG Industries, Inc.	43,800	7,027,272
Steel Dynamics, Inc.	319,000	4,963,640
The Dow Chemical Co.	300,000	10,512,000

		48,594,076

Media 2.0%
Comcast Corp., Class A	455,000	20,511,400
Lamar Advertising Co., Class A *	70,400	3,050,432
Time Warner, Inc.	186,300	11,599,038
Twenty-First Century Fox, Inc.	280,000	8,366,400

		43,527,270

Pharmaceuticals, Biotechnology & Life Sciences 10.4%
AbbVie, Inc.	220,000	10,005,600
Amgen, Inc.	248,652	26,926,525
Celgene Corp. *	235,500	34,585,530
Johnson & Johnson	185,800	17,372,300
Merck & Co., Inc.	584,080	28,135,134
Mylan, Inc. *	169,700	5,695,132
Pfizer, Inc.	2,125,400	62,125,442
Thermo Fisher Scientific, Inc.	480,700	43,796,577

		228,642,240

Real Estate 1.5%
CBL & Associates Properties, Inc.	118,500	2,698,245
Prologis, Inc.	250,000	9,590,000
Weyerhaeuser Co.	727,700	20,666,680

		32,954,925

Retailing 6.1%
Best Buy Co., Inc.	401,900	12,093,171
Foot Locker, Inc.	342,200	12,363,686
Liberty Interactive Corp., Class A *	1,160,200	28,378,492
Macy’s, Inc.	666,500	32,218,610
Staples, Inc.	393,600	6,699,072
The Gap, Inc.	334,000	15,330,600
The Home Depot, Inc.	146,000	11,538,380
The TJX Cos., Inc.	301,000	15,664,040

		134,286,051

Semiconductors & Semiconductor Equipment 0.1%
Cree, Inc. *	22,500	1,572,750

Software & Services 9.9%
Accenture plc, Class A	342,000	25,243,020
Activision Blizzard, Inc.	765,500	13,763,690
CA, Inc.	719,000	21,383,060
Cadence Design Systems, Inc. *	225,400	3,286,332
Computer Sciences Corp.	470,500	22,424,030
Google, Inc., Class A *	14,500	12,870,200
International Business Machines Corp.	52,700	10,278,608
Jack Henry & Associates, Inc.	141,500	6,834,450
Microsoft Corp.	756,800	24,088,944
Oracle Corp.	1,126,300	36,435,805
Symantec Corp.	920,600	24,561,608
Synopsys, Inc. *	414,842	15,365,748

		216,535,495

Technology Hardware & Equipment 8.1%
Apple, Inc.	123,000	55,657,500
Cisco Systems, Inc.	1,967,500	50,269,625
Hewlett-Packard Co.	583,500	14,984,280
NetApp, Inc.	112,000	4,605,440
TE Connectivity Ltd.	160,000	8,166,400
Western Digital Corp.	253,500	16,320,330
Xerox Corp.	2,783,400	26,998,980

		177,002,555

Telecommunication Services 3.4%
AT&T, Inc.	1,087,600	38,359,652
Telephone & Data Systems, Inc.	257,671	6,830,858
Verizon Communications, Inc.	610,000	30,182,800

		75,373,310

Transportation 0.9%
FedEx Corp.	191,000	20,246,000

Utilities 3.2%
Ameren Corp.	562,000	20,125,220
American Electric Power Co., Inc.	421,700	19,545,795

2

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CenterPoint Energy, Inc.	610,800	15,160,056
PG&E Corp.	311,000	14,271,790

		69,102,861

Total Common Stock
(Cost $1,752,286,599)		2,176,351,167

Other Investment Company 0.7% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund 0.00% (c)	15,381,358	15,381,358

Total Other Investment Company
(Cost $15,381,358)		15,381,358

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.03%, 09/19/13 (a)(b)	900,000	899,970
0.04%, 09/19/13 (a)(b)	545,000	544,970

Total Short-Term Investments
(Cost $1,444,940)		1,444,940

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $1,771,273,075 and the unrealized appreciation and depreciation were $428,794,469 and ($6,890,079), respectively, with a net unrealized appreciation of $421,904,390.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/20/13	90	7,562,250	222,818

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

 3

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

4

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,176,351,167	$—	$—	$2,176,351,167
Other Investment Company[1]	15,381,358	—	—	15,381,358
Short-Term Investments[1]	—	1,444,940	—	1,444,940

Total	$2,191,732,525	$1,444,940	$—	$2,193,177,465

Other Financial Instruments
Futures Contracts[2]	$222,818	$—	$—	$222,818

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46823JUL13

 5

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	1,343,839,985	1,720,028,008
1.0%	Short-Term Investments	16,280,686	16,280,686

100.1%	Total Investments	1,360,120,671	1,736,308,694
(0.1%)	Other Assets and Liabilities, Net		(1,294,035)

100.0%	Total Net Assets		1,735,014,659

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 0.5%
Ford Motor Co.	500,000	8,440,000

Banks 5.7%
Huntington Bancshares, Inc.	430,000	3,676,500
Regions Financial Corp.	376,400	3,767,764
The PNC Financial Services Group, Inc.	380,000	28,899,000
Wells Fargo & Co.	1,418,400	61,700,400
Zions Bancorp	40,000	1,185,600

		99,229,264

Capital Goods 5.7%
3M Co.	128,000	15,031,040
Fluor Corp.	168,200	10,522,592
GATX Corp.	104,100	4,703,238
General Electric Co.	994,000	24,223,780
ITT Corp.	99,500	3,108,380
Northrop Grumman Corp.	217,200	19,995,432
The Boeing Co.	14,000	1,471,400
United Technologies Corp.	192,200	20,290,554

		99,346,416

Commercial & Professional Supplies 1.0%
R.R. Donnelley & Sons Co.	804,000	15,267,960
Waste Management, Inc.	39,500	1,660,185

		16,928,145

Consumer Durables & Apparel 2.3%
Hasbro, Inc.	251,500	11,569,000
NIKE, Inc., Class B	95,400	6,002,568
Whirlpool Corp.	173,700	23,265,378

		40,836,946

Consumer Services 1.3%
H&R Block, Inc.	224,800	7,065,464
International Game Technology	415,000	7,665,050
Wyndham Worldwide Corp.	120,000	7,476,000

		22,206,514

Diversified Financials 12.7%
Bank of America Corp.	865,000	12,629,000
Citigroup, Inc.	406,700	21,205,338
JPMorgan Chase & Co.	1,102,684	61,452,580
Morgan Stanley	978,300	26,619,543
SLM Corp.	942,900	23,299,059
State Street Corp.	406,500	28,320,855
The Bank of New York Mellon Corp.	665,500	20,929,975
The Goldman Sachs Group, Inc.	158,100	25,933,143

		220,389,493

Energy 13.8%
Anadarko Petroleum Corp.	130,000	11,507,600
Chevron Corp.	452,500	56,965,225
ConocoPhillips	642,000	41,640,120
EOG Resources, Inc.	26,500	3,855,485
Exxon Mobil Corp.	512,800	48,075,000
Hess Corp.	164,000	12,211,440
Marathon Petroleum Corp.	156,500	11,476,145
Murphy Oil Corp.	175,000	11,851,000
Nabors Industries Ltd.	510,000	7,848,900
Occidental Petroleum Corp.	316,800	28,211,040
Phillips 66	32,500	1,998,750
Tesoro Corp.	54,700	3,109,695

		238,750,400

Food & Staples Retailing 1.3%
The Kroger Co.	115,000	4,516,050
Walgreen Co.	350,000	17,587,500

		22,103,550

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	147,600	5,174,856
Archer-Daniels-Midland Co.	757,000	27,607,790
Hillshire Brands Co.	88,300	3,109,043
Ingredion, Inc.	131,800	8,856,960
Molson Coors Brewing Co., Class B	20,000	1,001,200
PepsiCo, Inc.	257,500	21,511,550

		67,261,399

Health Care Equipment & Services 2.4%
Abbott Laboratories	77,800	2,849,814

 1

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cigna Corp.	106,000	8,249,980
Covidien plc	33,000	2,033,790
Medtronic, Inc.	490,000	27,067,600
WellPoint, Inc.	22,000	1,882,320

		42,083,504

Household & Personal Products 1.1%
Energizer Holdings, Inc.	58,600	5,965,480
The Procter & Gamble Co.	167,800	13,474,340

		19,439,820

Insurance 5.5%
Aflac, Inc.	153,500	9,467,880
Aspen Insurance Holdings Ltd.	42,000	1,574,580
Assurant, Inc.	80,900	4,381,544
MetLife, Inc.	165,000	7,989,300
Old Republic International Corp.	792,500	11,451,625
Protective Life Corp.	36,200	1,568,546
Prudential Financial, Inc.	321,700	25,404,649
Reinsurance Group of America, Inc.	40,300	2,744,027
StanCorp Financial Group, Inc.	18,600	987,474
The Hanover Insurance Group, Inc.	24,200	1,302,686
The Travelers Cos., Inc.	243,000	20,302,650
Unum Group	257,100	8,134,644
XL Group plc	17,200	539,220

		95,848,825

Materials 5.1%
International Paper Co.	422,000	20,386,820
MeadWestvaco Corp.	74,700	2,760,165
PPG Industries, Inc.	113,500	18,209,940
Steel Dynamics, Inc.	1,353,300	21,057,348
The Dow Chemical Co.	747,500	26,192,400

		88,606,673

Media 1.3%
Comcast Corp., Class A	156,600	7,059,528
Time Warner, Inc.	240,500	14,973,530

		22,033,058

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	268,500	12,211,380
Amgen, Inc.	160,000	17,326,400
Eli Lilly & Co.	192,900	10,244,919
Johnson & Johnson	112,000	10,472,000
Merck & Co., Inc.	914,700	44,061,099
Pfizer, Inc.	1,731,500	50,611,745

		144,927,543

Real Estate 4.1%
Apartment Investment & Management Co., Class A	517,400	15,201,212
Duke Realty Corp.	619,100	10,196,577
Equity Lifestyle Properties, Inc.	73,600	2,832,864
Host Hotels & Resorts, Inc.	438,000	7,822,680
Liberty Property Trust	163,000	6,228,230
Prologis, Inc.	622,000	23,859,920
Retail Properties of America, Inc., Class A	185,500	2,613,695
Weyerhaeuser Co.	70,000	1,988,000

		70,743,178

Retailing 3.3%
Abercrombie & Fitch Co., Class A	83,200	4,149,184
Best Buy Co., Inc.	338,000	10,170,420
Foot Locker, Inc.	278,300	10,054,979
Macy’s, Inc.	548,500	26,514,490
The Home Depot, Inc.	91,900	7,262,857

		58,151,930

Semiconductors & Semiconductor Equipment 0.7%
Applied Materials, Inc.	337,800	5,509,518
Microchip Technology, Inc.	153,000	6,080,220

		11,589,738

Software & Services 3.0%
Accenture plc, Class A	61,800	4,561,458
CA, Inc.	800,000	23,792,000
Computer Sciences Corp.	277,000	13,201,820
Jack Henry & Associates, Inc.	20,000	966,000
The Western Union Co.	507,000	9,105,720

		51,626,998

Technology Hardware & Equipment 5.9%
Cisco Systems, Inc.	1,939,500	49,554,225
Hewlett-Packard Co.	483,300	12,411,144
Seagate Technology plc	103,200	4,221,912
TE Connectivity Ltd.	526,000	26,847,040
Western Digital Corp.	136,000	8,755,680

		101,790,001

Telecommunication Services 3.6%
AT&T, Inc.	1,306,400	46,076,728
Telephone & Data Systems, Inc.	59,700	1,582,647
Verizon Communications, Inc.	304,800	15,081,504

		62,740,879

Transportation 0.5%
CSX Corp.	136,400	3,384,084
FedEx Corp.	46,500	4,929,000

		8,313,084

Utilities 6.1%
Ameren Corp.	531,500	19,033,015
American Electric Power Co., Inc.	283,500	13,140,225
CenterPoint Energy, Inc.	75,000	1,861,500
DTE Energy Co.	443,100	31,327,170
Entergy Corp.	98,500	6,648,750
PG&E Corp.	237,000	10,875,930
Pinnacle West Capital Corp.	204,800	12,062,720

2

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Public Service Enterprise Group, Inc.	346,000	11,691,340

		106,640,650

Total Common Stock
(Cost $1,343,839,985)		1,720,028,008

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.0% of net assets

Time Deposit 0.9%
Societe Generale
0.03%, 08/01/13	15,615,709	15,615,709

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.00%, 09/19/13 (a)(b)	50,000	49,998
0.01%, 09/19/13 (a)(b)	230,000	229,992
0.04%, 09/19/13 (a)(b)	385,000	384,987

		664,977

Total Short-Term Investments
(Cost $16,280,686)		16,280,686

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $1,360,613,666 and the unrealized appreciation and depreciation were $378,987,894 and ($3,292,866), respectively, with a net unrealized appreciation of $375,695,028.

(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/20/13	100	8,402,500	226,575

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

 3

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,720,028,008	$—	$—	$1,720,028,008
Short-Term Investments[1]	—	16,280,686	—	16,280,686

Total	$1,720,028,008	$16,280,686	$—	$1,736,308,694

Other Financial Instruments
Futures Contracts[2]	$226,575	$—	$—	$226,575

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

4

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46824JUL13

 5

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	197,021,540	243,116,041
0.6%	Short-Term Investments	1,417,349	1,417,349

99.8%	Total Investments	198,438,889	244,533,390
0.2%	Other Assets and Liabilities, Net		592,688

100.0%	Total Net Assets		245,126,078

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Automobiles & Components 0.6%
Ford Motor Co.	81,400	1,374,032

Banks 0.5%
Wells Fargo & Co.	26,900	1,170,150

Capital Goods 7.0%
AGCO Corp.	32,400	1,822,500
Danaher Corp.	4,200	282,828
Honeywell International, Inc.	33,100	2,746,638
ITT Corp.	52,600	1,643,224
Masco Corp.	54,400	1,116,288
Roper Industries, Inc.	11,800	1,486,328
Textron, Inc.	48,000	1,314,240
The Boeing Co.	22,300	2,343,730
United Rentals, Inc. *	35,500	2,034,860
United Technologies Corp.	12,500	1,319,625
W.W. Grainger, Inc.	4,200	1,100,988

		17,211,249

Commercial & Professional Supplies 1.0%
Equifax, Inc.	39,200	2,478,616

Consumer Durables & Apparel 2.4%
Fossil Group, Inc. *	11,000	1,208,900
Hanesbrands, Inc.	5,100	323,646
NIKE, Inc., Class B	67,200	4,228,224

		5,760,770

Consumer Services 3.5%
Brinker International, Inc.	21,800	875,270
International Game Technology	164,900	3,045,703
MGM Resorts International *	78,000	1,272,180
Service Corp. International	25,800	489,426
Wyndham Worldwide Corp.	34,000	2,118,200
Wynn Resorts Ltd.	6,000	798,780

		8,599,559

Diversified Financials 1.1%
Affiliated Managers Group, Inc. *	12,000	2,164,200
JPMorgan Chase & Co.	11,500	640,895

		2,805,095

Energy 3.9%
Chevron Corp.	24,000	3,021,360
ConocoPhillips	24,000	1,556,640
EOG Resources, Inc.	29,000	4,219,210
Murphy Oil Corp.	11,300	765,236

		9,562,446

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	16,600	1,947,014
The Kroger Co.	87,400	3,432,198
Walgreen Co.	13,300	668,325

		6,047,537

Food, Beverage & Tobacco 6.4%
Altria Group, Inc.	23,700	830,922
Archer-Daniels-Midland Co.	36,600	1,334,802
Hillshire Brands Co.	87,000	3,063,270
PepsiCo, Inc.	88,300	7,376,582
The Coca-Cola Co.	78,000	3,126,240

		15,731,816

Health Care Equipment & Services 3.5%
Abbott Laboratories	53,800	1,970,694
Baxter International, Inc.	10,000	730,400
Becton, Dickinson & Co.	5,000	518,600
Cigna Corp.	28,500	2,218,155
Covidien plc	43,900	2,705,557
Henry Schein, Inc. *	400	41,532
Medtronic, Inc.	8,400	464,016

		8,648,954

Household & Personal Products 1.3%
Energizer Holdings, Inc.	20,000	2,036,000
Kimberly-Clark Corp.	12,500	1,235,000

		3,271,000

Insurance 1.2%
Aflac, Inc.	25,200	1,554,336
The Travelers Cos., Inc.	17,000	1,420,350

		2,974,686

 1

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 6.1%
Avery Dennison Corp.	65,500	2,929,815
Compass Minerals International, Inc.	11,500	869,400
E.I. du Pont de Nemours & Co.	7,400	426,906
International Paper Co.	60,300	2,913,093
Monsanto Co.	18,500	1,827,430
PPG Industries, Inc.	20,300	3,256,932
Steel Dynamics, Inc.	58,100	904,036
The Dow Chemical Co.	49,000	1,716,960

		14,844,572

Media 2.6%
AMC Networks, Inc., Class A *	13,000	887,380
Comcast Corp., Class A	100,000	4,508,000
Live Nation Entertainment, Inc. *	20,200	330,876
Twenty-First Century Fox, Inc.	20,000	597,600

		6,323,856

Pharmaceuticals, Biotechnology & Life Sciences 10.9%
AbbVie, Inc.	42,000	1,910,160
Amgen, Inc.	45,300	4,905,537
Celgene Corp. *	34,900	5,125,414
Eli Lilly & Co.	12,600	669,186
Johnson & Johnson	15,800	1,477,300
Merck & Co., Inc.	18,600	895,962
Mylan, Inc. *	100,800	3,382,848
Pfizer, Inc.	129,900	3,796,977
Salix Pharmaceuticals Ltd. *	22,000	1,625,800
Thermo Fisher Scientific, Inc.	33,200	3,024,852

		26,814,036

Real Estate 2.4%
Apartment Investment & Management Co., Class A	42,000	1,233,960
Taubman Centers, Inc.	30,000	2,196,600
Weyerhaeuser Co.	88,100	2,502,040

		5,932,600

Retailing 9.7%
Abercrombie & Fitch Co., Class A	33,900	1,690,593
Best Buy Co., Inc.	36,400	1,095,276
Foot Locker, Inc.	43,000	1,553,590
Liberty Interactive Corp., Class A *	107,000	2,617,220
Macy’s, Inc.	86,400	4,176,576
Staples, Inc.	5,900	100,418
The Gap, Inc.	64,500	2,960,550
The Home Depot, Inc.	60,800	4,805,024
The TJX Cos., Inc.	93,500	4,865,740

		23,864,987

Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	62,500	1,019,375
Freescale Semiconductor Ltd. *	115,400	1,811,780
LSI Corp. *	349,900	2,722,222

		5,553,377

Software & Services 16.9%
Accenture plc, Class A	72,600	5,358,606
CA, Inc.	100,000	2,974,000
Computer Sciences Corp.	28,000	1,334,480
Google, Inc., Class A *	6,100	5,414,360
International Business Machines Corp.	10,700	2,086,928
Jack Henry & Associates, Inc.	30,300	1,463,490
Microsoft Corp.	177,500	5,649,825
Oracle Corp.	203,500	6,583,225
Symantec Corp.	184,300	4,917,124
Synopsys, Inc. *	34,500	1,277,880
The Western Union Co.	218,900	3,931,444
Verisign, Inc. *	7,800	373,152

		41,364,514

Technology Hardware & Equipment 8.8%
Amphenol Corp., Class A	11,200	879,872
Apple, Inc.	20,000	9,050,000
Cisco Systems, Inc.	76,300	1,949,465
EMC Corp.	95,000	2,484,250
Hewlett-Packard Co.	37,500	963,000
NetApp, Inc.	29,500	1,213,040
TE Connectivity Ltd.	57,000	2,909,280
Western Digital Corp.	31,000	1,995,780

		21,444,687

Telecommunication Services 2.6%
AT&T, Inc.	30,800	1,086,316
Verizon Communications, Inc.	106,000	5,244,880

		6,331,196

Transportation 1.8%
Delta Air Lines, Inc. *	71,000	1,507,330
Hertz Global Holdings, Inc. *	43,200	1,106,352
Matson, Inc.	49,700	1,407,504
United Parcel Service, Inc., Class B	5,000	434,000

		4,455,186

Utilities 0.2%
American Electric Power Co., Inc.	6,000	278,100
CenterPoint Energy, Inc.	11,000	273,020

		551,120

Total Common Stock
(Cost $197,021,540)		243,116,041

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.6% of net assets

Time Deposit 0.6%
Societe Generale
0.03%, 08/01/13	1,362,351	1,362,351

2

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.01%, 09/19/13 (a)(b)	15,000	15,000
0.04%, 09/19/13 (a)(b)	40,000	39,998

		54,998

Total Short-Term Investments
(Cost $1,417,349)		1,417,349

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $198,555,109 and the unrealized appreciation and depreciation were $46,722,373 and ($744,092), respectively, with a net unrealized appreciation of $45,978,281.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/20/13	15	1,260,375	32,936

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If

 3

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$243,116,041	$—	$—	$243,116,041
Short-Term Investments[1]	—	1,417,349	—	1,417,349

Total	$243,116,041	$1,417,349	$—	$244,533,390

Other Financial Instruments
Futures Contracts[2]	$32,936	$—	$—	$32,936

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46822JUL13

4

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.8%	Common Stock	395,853,432	522,496,087
4.1%	Short-Term Investments	22,554,915	22,554,915

99.9%	Total Investments	418,408,347	545,051,002
0.6%	Collateral Invested for Securities on Loan	3,086,627	3,086,627
(0.5%)	Other Assets and Liabilities, Net		(2,520,938)

100.0%	Total Net Assets		545,616,691

	Number	Value
Security	of Shares	($)

Common Stock 95.8% of net assets

Automobiles & Components 0.2%
Dana Holding Corp.	52,858	1,154,947

Banks 6.2%
1st Source Corp.	25,600	698,368
BancFirst Corp.	15,900	831,252
Bank of Kentucky Financial Corp.	7,000	192,150
Berkshire Hills Bancorp, Inc.	11,300	294,930
Cathay General Bancorp	11,900	282,744
Chemical Financial Corp.	35,100	1,048,086
Columbia Banking System, Inc.	47,200	1,179,056
Community Trust Bancorp, Inc.	8,500	338,725
F.N.B. Corp.	287,800	3,637,792
First BanCorp *	108,300	815,499
First Defiance Financial Corp.	17,200	454,080
First Horizon National Corp.	71,500	881,595
First Midwest Bancorp, Inc.	36,700	560,409
Heritage Commerce Corp. *	19,400	142,590
MainSource Financial Group, Inc.	23,100	334,026
MB Financial, Inc.	65,900	1,896,602
Northwest Bancshares, Inc.	155,500	2,149,010
Ocwen Financial Corp. *	27,900	1,328,598
Peoples Bancorp, Inc.	6,500	146,185
Pinnacle Financial Partners, Inc. *	27,400	780,352
PrivateBancorp, Inc.	130,500	3,078,495
Renasant Corp.	12,500	342,500
S&T Bancorp, Inc.	11,600	283,968
Susquehanna Bancshares, Inc.	132,300	1,759,590
Synovus Financial Corp.	1,025,100	3,413,583
TCF Financial Corp.	56,100	854,964
UMB Financial Corp.	8,000	478,400
United Community Banks, Inc. *	125,100	1,705,113
Walker & Dunlop, Inc. *	33,000	608,520
Webster Financial Corp.	20,500	558,420
WesBanco, Inc.	33,800	995,410
Western Alliance Bancorp *	82,500	1,462,725
WSFS Financial Corp.	1,900	113,107

		33,646,844

Capital Goods 10.1%
AAR Corp.	108,400	2,627,616
Aceto Corp.	106,600	1,654,432
AECOM Technology Corp. *	79,100	2,681,490
Aircastle Ltd.	27,500	483,450
Albany International Corp., Class A	62,100	2,143,071
Altra Holdings, Inc.	20,400	508,776
Apogee Enterprises, Inc.	55,500	1,485,180
AZZ, Inc.	14,508	548,838
Curtiss-Wright Corp.	64,800	2,633,472
Ducommun, Inc. *	7,800	178,152
EMCOR Group, Inc.	18,000	743,040
EnerSys, Inc.	91,700	4,852,764
Esterline Technologies Corp. *	41,100	3,347,184
Federal Signal Corp. *	22,500	218,250
Flow International Corp. *	121,700	469,762
GATX Corp.	63,900	2,887,002
General Cable Corp.	103,800	3,271,776
Gibraltar Industries, Inc. *	64,900	999,460
Griffon Corp.	47,200	561,680
Harsco Corp.	127,700	3,289,552
Huntington Ingalls Industries, Inc.	60,900	3,786,762
Hurco Cos., Inc.	9,200	262,200
Hyster-Yale Materials Handling, Inc.	20,500	1,332,705
Insteel Industries, Inc.	8,500	142,800
ITT Corp.	14,414	450,293
John Bean Technologies Corp.	87,300	2,069,883
Kadant, Inc.	25,500	834,870
L.B. Foster Co., Class A	16,000	743,680
Lydall, Inc. *	55,300	860,468
Moog, Inc., Class A *	61,500	3,458,760
Mueller Water Products, Inc., Class A	133,700	1,034,838
Northwest Pipe Co. *	7,400	220,520
Standex International Corp.	34,300	2,024,729
Terex Corp. *	18,700	551,276
Watts Water Technologies, Inc., Class A	31,600	1,652,048

		55,010,779

Commercial & Professional Supplies 1.4%
G&K Services, Inc., Class A	39,000	2,059,590
Heidrick & Struggles International, Inc.	19,100	293,758
Kelly Services, Inc., Class A	27,502	538,214
RPX Corp. *	80,400	1,402,176
Steelcase, Inc., Class A	119,000	1,813,560
The Brink’s Co.	30,100	804,573
US Ecology, Inc.	6,500	198,705

 1

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Viad Corp.	31,000	745,550

		7,856,126

Consumer Durables & Apparel 2.5%
Brunswick Corp.	6,900	260,475
CSS Industries, Inc.	14,800	394,124
Culp, Inc.	12,400	238,576
Helen of Troy Ltd. *	24,200	1,028,016
Jarden Corp. *	33,050	1,502,784
Johnson Outdoors, Inc., Class A *	7,100	180,837
La-Z-Boy, Inc.	51,600	1,069,668
NACCO Industries, Inc., Class A	24,400	1,496,452
Skechers U.S.A., Inc., Class A *	75,100	2,048,728
The Jones Group, Inc.	197,100	3,236,382
Unifi, Inc. *	24,000	550,560
Universal Electronics, Inc. *	51,000	1,572,330

		13,578,932

Consumer Services 4.2%
Ascent Capital Group, Inc., Class A *	46,800	3,636,828
Corinthian Colleges, Inc. *	294,000	658,560
Cracker Barrel Old Country Store, Inc.	28,000	2,741,200
International Speedway Corp., Class A	11,500	389,275
Jack in the Box, Inc. *	104,800	4,201,432
Multimedia Games Holding Co., Inc. *	107,900	3,775,421
Regis Corp.	29,000	503,730
Ruby Tuesday, Inc. *	19,500	142,740
Ruth’s Hospitality Group, Inc.	70,095	838,336
Service Corp. International	197,300	3,742,781
SHFL Entertainment, Inc. *	63,700	1,449,175
Universal Technical Institute, Inc.	64,600	755,820

		22,835,298

Diversified Financials 3.9%
Calamos Asset Management, Inc., Class A	122,200	1,301,430
Cash America International, Inc.	16,700	701,400
Evercore Partners, Inc., Class A	96,200	4,561,804
FBR & Co. *	20,400	585,276
FXCM, Inc., Class A	247,700	4,087,050
GFI Group, Inc.	23,700	94,800
Interactive Brokers Group, Inc., Class A	166,700	2,700,540
INTL FCStone, Inc. *	5,700	105,507
Investment Technology Group, Inc. *	295,100	4,193,371
Manning & Napier, Inc.	17,300	310,535
Nelnet, Inc., Class A	54,400	2,115,072
Oppenheimer Holdings, Inc., Class A	20,600	394,696

		21,151,481

Energy 5.6%
Alon USA Energy, Inc.	117,700	1,607,782
Alpha Natural Resources, Inc. *	16,000	87,040
Basic Energy Services, Inc. *	58,100	664,664
Bristow Group, Inc.	57,000	3,876,570
Crosstex Energy, Inc.	45,200	908,068
Dawson Geophysical Co. *	24,700	891,176
Delek US Holdings, Inc.	68,500	2,072,125
Endeavour International Corp. (a)*	64,153	273,292
EPL Oil & Gas, Inc. *	91,600	2,945,856
Exterran Holdings, Inc. *	11,000	349,250
Green Plains Renewable Energy, Inc. *	188,400	3,119,904
Hercules Offshore, Inc. *	175,600	1,211,640
ION Geophysical Corp. *	123,600	760,140
Knightsbridge Tankers Ltd. (a)	64,100	491,006
Natural Gas Services Group, Inc. *	14,600	355,510
Parker Drilling Co. *	395,500	2,400,685
Renewable Energy Group, Inc. *	30,800	479,864
REX American Resources Corp. *	15,400	560,406
SemGroup Corp., Class A	17,100	965,124
Stone Energy Corp. *	45,500	1,108,380
Targa Resources Corp.	50,900	3,469,853
VAALCO Energy, Inc. *	176,200	1,092,440
Warren Resources, Inc. *	384,600	1,103,802

		30,794,577

Food & Staples Retailing 0.9%
Rite Aid Corp. *	608,100	1,824,300
The Andersons, Inc.	28,700	1,702,484
The Pantry, Inc. *	121,800	1,516,410

		5,043,194

Food, Beverage & Tobacco 1.9%
Alliance One International, Inc. *	33,500	127,635
Coca-Cola Bottling Co. Consolidated	14,500	925,970
Darling International, Inc. *	51,100	1,037,330
Farmer Brothers Co. *	41,310	658,068
Pilgrim’s Pride Corp. *	113,800	1,891,356
Sanderson Farms, Inc.	15,100	1,066,664
Seneca Foods Corp., Class A *	7,100	249,565
TreeHouse Foods, Inc. *	11,000	780,890
Universal Corp.	63,600	3,898,680

		10,636,158

Health Care Equipment & Services 8.5%
Alere, Inc. *	139,700	4,665,980
Allscripts Healthcare Solutions, Inc. *	74,000	1,169,940
AMN Healthcare Services, Inc. *	38,800	573,464
AmSurg Corp. *	12,400	484,964
ArthroCare Corp. *	34,400	1,247,344
Cantel Medical Corp.	78,675	2,088,035
CONMED Corp.	108,800	3,568,640
CryoLife, Inc.	46,100	326,388
Cynosure, Inc., Class A *	36,600	1,042,368
Five Star Quality Care, Inc. *	21,000	124,320
Gentiva Health Services, Inc. *	13,100	140,694
Hill-Rom Holdings, Inc.	94,800	3,514,236
ICU Medical, Inc. *	47,900	3,433,951
Integra LifeSciences Holdings Corp. *	6,000	236,340
Magellan Health Services, Inc. *	69,000	3,943,350
MedAssets, Inc. *	227,100	4,943,967

2

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
National Healthcare Corp.	11,100	533,133
NuVasive, Inc. *	104,800	2,391,536
Omnicell, Inc. *	32,200	679,420
RTI Surgical, Inc. *	130,800	512,736
STERIS Corp.	99,300	4,470,486
SurModics, Inc. *	96,500	1,953,160
Symmetry Medical, Inc. *	181,500	1,580,865
The Providence Service Corp. *	11,700	322,569
Triple-S Management Corp., Class B *	14,000	304,640
West Pharmaceutical Services, Inc.	8,300	612,208
Wright Medical Group, Inc. *	60,800	1,667,136

		46,531,870

Household & Personal Products 0.6%
Inter Parfums, Inc.	48,500	1,599,530
Prestige Brands Holdings, Inc. *	30,400	1,030,864
Revlon, Inc., Class A *	17,300	434,057

		3,064,451

Insurance 1.5%
American Equity Investment Life Holding Co.	122,100	2,222,220
CNO Financial Group, Inc.	22,400	319,872
First American Financial Corp.	28,500	647,805
Maiden Holdings Ltd.	67,600	822,016
Platinum Underwriters Holdings Ltd.	42,900	2,492,061
StanCorp Financial Group, Inc.	11,500	610,535
Symetra Financial Corp.	14,200	255,316
The Hanover Insurance Group, Inc.	13,200	710,556

		8,080,381

Materials 6.1%
A. Schulman, Inc.	70,000	1,876,000
AMCOL International Corp.	28,400	996,272
Balchem Corp.	8,700	432,912
Berry Plastics Group, Inc. *	17,800	410,468
Chemtura Corp. *	27,300	610,428
Coeur Mining, Inc. *	118,700	1,591,767
Commercial Metals Co.	131,500	2,036,935
FutureFuel Corp.	52,300	825,817
Graphic Packaging Holding Co. *	196,100	1,686,460
H.B. Fuller Co.	17,400	698,610
Handy & Harman Ltd. *	8,300	162,348
Innospec, Inc.	14,700	630,924
Kraton Performance Polymers, Inc. *	24,800	503,440
Materion Corp.	75,800	2,284,612
Minerals Technologies, Inc.	93,300	4,291,800
Neenah Paper, Inc.	94,000	3,719,580
OM Group, Inc. *	56,400	1,741,068
Omnova Solutions, Inc. *	26,600	214,396
P.H. Glatfelter Co.	69,300	1,834,371
PolyOne Corp.	9,200	265,972
SunCoke Energy, Inc. *	118,300	1,869,140
Tredegar Corp.	53,500	1,605,535
Worthington Industries, Inc.	83,600	2,990,372

		33,279,227

Media 1.4%
AH Belo Corp., Class A	48,000	360,000
Lin Media LLC, Class A *	14,500	234,175
Lions Gate Entertainment Corp. *	14,000	455,420
Live Nation Entertainment, Inc. *	173,700	2,845,206
Nexstar Broadcasting Group, Inc., Class A	10,300	371,212
Scholastic Corp.	33,300	1,015,650
Sinclair Broadcast Group, Inc., Class A	42,800	1,207,388
The E.W. Scripps Co., Class A *	74,600	1,239,106

		7,728,157

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
Acorda Therapeutics, Inc. *	35,300	1,340,341
Albany Molecular Research, Inc. *	54,200	688,882
AMAG Pharmaceuticals, Inc. *	112,000	2,520,000
Bio-Rad Laboratories, Inc., Class A *	26,800	3,269,332
Cambrex Corp. *	96,800	1,418,120
Cubist Pharmaceuticals, Inc. *	83,500	5,204,555
Emergent Biosolutions, Inc. *	48,600	859,734
Enzo Biochem, Inc. *	69,500	151,510
Enzon Pharmaceuticals, Inc.	330,500	661,000
Hi-Tech Pharmacal Co., Inc.	18,800	675,672
ICON plc *	46,100	1,808,042
Impax Laboratories, Inc. *	205,400	4,259,996
Isis Pharmaceuticals, Inc. *	46,300	1,335,755
Lannett Co., Inc. *	46,500	645,885
Lexicon Pharmaceuticals, Inc. *	65,900	163,432
Maxygen, Inc.	67,800	169,500
Nektar Therapeutics *	29,800	334,058
PAREXEL International Corp. *	104,500	5,167,525
PDL Biopharma, Inc. (a)	210,900	1,712,508
Repligen Corp. *	43,600	443,412
Sagent Pharmaceuticals, Inc. *	15,200	330,296
Threshold Pharmaceuticals, Inc. *	55,875	302,843

		33,462,398

Real Estate 6.9%
Acadia Realty Trust	122,900	3,168,362
Agree Realty Corp.	18,500	557,960
Apartment Investment & Management Co., Class A	106,100	3,117,218
Ashford Hospitality Trust	40,883	477,105
Brandywine Realty Trust	44,900	625,906
CBL & Associates Properties, Inc.	117,100	2,666,367
Coresite Realty Corp.	105,900	3,596,364
Cousins Properties, Inc.	330,900	3,391,725
DCT Industrial Trust, Inc.	500,000	3,755,000
First Industrial Realty Trust, Inc.	245,600	4,018,016
Kite Realty Group Trust	181,500	1,047,255
Lexington Realty Trust	163,500	2,050,290
RAIT Financial Trust	104,300	788,508
RLJ Lodging Trust	185,600	4,495,232
Saul Centers, Inc.	30,900	1,402,242
Strategic Hotels & Resorts, Inc. *	255,300	2,261,958

		37,419,508

 3

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 4.0%
1-800-FLOWERS.COM, Inc., Class A *	95,400	627,732
ANN, Inc. *	74,400	2,521,416
Big 5 Sporting Goods Corp.	40,400	818,908
Brown Shoe Co., Inc.	199,600	4,744,492
Christopher & Banks Corp. *	20,200	138,168
Haverty Furniture Cos, Inc.	62,900	1,635,400
Kirkland’s, Inc. *	81,200	1,427,496
New York & Co., Inc. *	82,500	513,975
Orbitz Worldwide, Inc. *	64,100	590,361
The Children’s Place Retail Stores, Inc. *	80,100	4,328,604
The Men’s Wearhouse, Inc.	47,200	1,884,696
Tuesday Morning Corp. *	24,200	271,524
Zale Corp. *	245,200	2,275,456

		21,778,228

Semiconductors & Semiconductor Equipment 3.5%
ATMI, Inc. *	18,200	452,270
Axcelis Technologies, Inc. *	92,700	202,086
AXT, Inc. *	49,700	139,160
Cohu, Inc.	22,200	261,960
DSP Group, Inc. *	26,000	193,700
Entegris, Inc. *	251,300	2,394,889
Exar Corp. *	151,100	1,965,811
First Solar, Inc. *	52,700	2,594,948
FormFactor, Inc. *	246,600	1,792,782
IXYS Corp.	54,900	617,076
Microsemi Corp. *	20,400	503,064
Pericom Semiconductor Corp. *	51,100	390,915
Photronics, Inc. *	264,500	2,023,425
Semtech Corp. *	29,300	886,325
Sigma Designs, Inc. *	69,100	360,702
Spansion, Inc., Class A *	196,400	2,317,520
SunEdison, Inc. *	85,300	859,824
SunPower Corp. (a)*	24,700	682,955
Ultra Clean Holdings, Inc. *	64,000	443,520

		19,082,932

Software & Services 9.6%
Accelrys, Inc. *	249,900	2,181,627
Acxiom Corp. *	196,400	5,061,228
Advent Software, Inc.	15,100	444,393
Aspen Technology, Inc. *	46,500	1,513,110
Bottomline Technologies, Inc. *	18,500	537,795
comScore, Inc. *	99,300	2,875,728
Convergys Corp.	168,800	3,195,384
CoreLogic, Inc. *	76,400	2,131,560
CSG Systems International, Inc.	112,800	2,671,104
Dealertrack Technologies, Inc. *	4,700	175,780
EPIQ Systems, Inc.	89,400	1,163,094
Euronet Worldwide, Inc. *	92,200	3,393,882
IntraLinks Holdings, Inc. *	76,100	722,950
j2 Global, Inc.	63,400	2,901,818
Limelight Networks, Inc. *	349,100	837,840
Mentor Graphics Corp.	200,400	4,114,212
MoneyGram International, Inc. *	43,224	938,393
Monotype Imaging Holdings, Inc.	96,400	2,364,692
NetScout Systems, Inc. *	16,900	448,357
Pegasystems, Inc.	10,600	380,540
Rosetta Stone, Inc. *	17,600	287,584
Rovi Corp. *	143,200	3,226,296
SeaChange International, Inc. *	96,800	1,140,304
Sykes Enterprises, Inc. *	30,300	532,068
TeleTech Holdings, Inc. *	80,200	2,009,010
TiVo, Inc. *	118,600	1,310,530
United Online, Inc.	534,800	4,342,576
Virtusa Corp. *	31,900	822,382
XO Group, Inc. *	37,600	449,696

		52,173,933

Technology Hardware & Equipment 6.0%
Aviat Networks, Inc. *	177,200	469,580
Bel Fuse, Inc., Class B	7,700	120,505
Benchmark Electronics, Inc. *	84,400	1,866,928
Brocade Communications Systems, Inc. *	525,200	3,497,832
Checkpoint Systems, Inc. *	47,000	808,400
Ciena Corp. *	94,600	2,086,876
Daktronics, Inc.	52,700	573,376
EchoStar Corp., Class A *	26,600	1,062,936
Electro Scientific Industries, Inc.	13,200	149,820
Electronics for Imaging, Inc. *	77,900	2,339,337
Emulex Corp. *	267,100	2,139,471
Harmonic, Inc. *	603,100	4,619,746
Insight Enterprises, Inc. *	95,400	2,040,606
Lexmark International, Inc., Class A	50,800	1,904,492
Littelfuse, Inc.	6,500	519,935
Newport Corp. *	20,100	294,465
Plexus Corp. *	41,700	1,458,249
Radisys Corp. *	65,400	270,102
Richardson Electronics Ltd.	17,800	200,072
Sanmina Corp. *	103,400	1,701,964
Silicon Graphics International Corp. *	160,200	3,014,964
Symmetricom, Inc. *	64,700	332,558
Synaptics, Inc. *	9,800	392,000
TTM Technologies, Inc. *	50,810	469,484
Zygo Corp. *	14,400	225,648

		32,559,346

Telecommunication Services 0.8%
Cbeyond, Inc. *	78,600	665,742
IDT Corp., Class B	60,900	1,258,803
Inteliquent, Inc.	48,907	407,884
Premiere Global Services, Inc. *	149,200	1,641,200
Shenandoah Telecommunications Co.	8,300	159,941

		4,133,570

Transportation 2.1%
AMERCO	18,700	3,110,184
Arkansas Best Corp.	55,300	1,200,010
Avis Budget Group, Inc. *	67,700	2,142,028
Park-Ohio Holdings Corp. *	28,200	990,666
Republic Airways Holdings, Inc. *	52,900	726,317
Saia, Inc. *	35,700	1,068,858
SkyWest, Inc.	138,600	2,095,632

4

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Swift Transportation Co. *	17,200	306,848

		11,640,543

Utilities 1.8%
American States Water Co.	57,400	3,686,228
Black Hills Corp.	80,500	4,270,525
Chesapeake Utilities Corp.	10,700	634,189
MGE Energy, Inc.	21,500	1,262,265

		9,853,207

Total Common Stock
(Cost $395,853,432)		522,496,087

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.1% of net assets

Time Deposits 4.0%
Citibank
0.03%, 08/01/13	16,334,536	16,334,536
Wells Fargo
0.03%, 08/01/13	5,375,392	5,375,392

		21,709,928

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.00%, 09/19/13 (b)(c)	70,000	70,000
0.01%, 09/19/13 (b)(c)	600,000	599,995
0.02%, 09/19/13 (b)(c)	65,000	64,998
0.04%, 09/19/13 (b)(c)	110,000	109,994

		844,987

Total Short-Term Investments
(Cost $22,554,915)		22,554,915

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.6% of net assets

Wells Fargo Advantage Government Money Market Fund 0.01% (d)	3,086,627	3,086,627

Total Collateral Invested for Securities on Loan
(Cost $3,086,627)		3,086,627

End of Collateral Invested for Securities on Loan

At 07/31/13, the tax basis cost of the fund’s investments was $418,910,607 and the unrealized appreciation and depreciation were $133,323,376 and ($7,182,981), respectively, with a net unrealized appreciation of $126,140,395.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,988,067.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	The rate shown is the 7-day yield.

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, Mini, Long, expires 09/20/13	172	17,937,880	635,639

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

 5

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

6

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$522,496,087	$—	$—	$522,496,087
Short-Term Investments[1]	—	22,554,915	—	22,554,915

Total	$522,496,087	$22,554,915	$—	$545,051,002

Other Financial Instruments
Collateral Invested for Securities on Loan	$3,086,627	$—	$—	$3,086,627
Futures Contracts[2]	635,639	—	—	635,639

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$792,844	$—	($273,298)	$—	($519,546)	$—	$—	$—

Total	$792,844	$—	($273,298)	$—	($519,546)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46825JUL13

 7

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

98.8%		Common Stock	147,751,450	195,315,624
0.6%		Other Investment Company	1,187,323	1,187,323
0.0%		Short-Term Investment	79,995	79,995

99.4%		Total Investments	149,018,768	196,582,942
(39	.5)%	Short Sales	(65,809,315)	(78,066,408)
40.1%		Other Assets and Liabilities, Net		79,226,357

100.0%		Total Net Assets		197,742,891

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Automobiles & Components 0.1%
Visteon Corp. *	2,500	164,675

Banks 6.4%
Fifth Third Bancorp (c)	78,998	1,519,132
Northwest Bancshares, Inc.	59,500	822,290
Regions Financial Corp. (c)	239,500	2,397,395
SunTrust Banks, Inc.	51,134	1,778,952
Wells Fargo & Co.	118,191	5,141,308
Zions Bancorp	35,000	1,037,400

		12,696,477

Capital Goods 6.1%
3M Co.	10,200	1,197,786
AGCO Corp.	34,373	1,933,481
Aircastle Ltd.	16,000	281,280
Curtiss-Wright Corp.	43,600	1,771,904
GATX Corp.	33,300	1,504,494
General Electric Co. (c)	31,485	767,290
Northrop Grumman Corp.	14,700	1,353,282
Roper Industries, Inc.	6,500	818,740
Terex Corp. *	28,000	825,440
Textron, Inc.	32,235	882,594
The Manitowoc Co., Inc.	34,200	702,126

		12,038,417

Commercial & Professional Supplies 0.6%
Equifax, Inc.	13,800	872,574
R.R. Donnelley & Sons Co.	10,600	201,294
UniFirst Corp.	400	39,208

		1,113,076

Consumer Durables & Apparel 3.5%
Fossil Group, Inc. *	17,900	1,967,210
Jarden Corp. (c)*	35,416	1,610,365
Mohawk Industries, Inc. (c)*	20,620	2,453,574
NIKE, Inc., Class B	7,600	478,192
The Jones Group, Inc.	19,100	313,622

		6,822,963

Consumer Services 1.8%
Brinker International, Inc. (c)	33,926	1,362,129
Cracker Barrel Old Country Store, Inc.	5,300	518,870
Jack in the Box, Inc. *	23,600	946,124
Service Corp. International	43,200	819,504

		3,646,627

Diversified Financials 8.9%
Affiliated Managers Group, Inc. *	8,000	1,442,800
Bank of America Corp. (c)	118,400	1,728,640
Citigroup, Inc.	23,700	1,235,718
JPMorgan Chase & Co. (c)	93,012	5,183,559
Northern Trust Corp.	11,700	684,918
SLM Corp. (c)	113,309	2,799,865
State Street Corp.	13,600	947,512
The Bank of New York Mellon Corp.	66,100	2,078,845
The Goldman Sachs Group, Inc.	8,900	1,459,867

		17,561,724

Energy 9.5%
Chevron Corp. (c)	32,596	4,103,510
ConocoPhillips (c)	54,500	3,534,870
EOG Resources, Inc. (c)	21,300	3,098,937
Exxon Mobil Corp. (c)	22,178	2,079,188
Marathon Oil Corp. (c)	35,352	1,285,399
Murphy Oil Corp. (c)	40,553	2,746,249
Oceaneering International, Inc. (c)	24,501	1,986,786

		18,834,939

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	13,500	1,583,415
Rite Aid Corp. *	45,700	137,100
The Kroger Co. (c)	84,543	3,320,004

		5,040,519

Food, Beverage & Tobacco 4.8%
Archer-Daniels-Midland Co.	24,500	893,515
Hillshire Brands Co.	20,100	707,721
Ingredion, Inc. (c)	32,649	2,194,013
J&J Snack Foods Corp.	6,100	486,048
PepsiCo, Inc.	15,519	1,296,457

 1

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Universal Corp. (c)	63,600	3,898,680

		9,476,434

Health Care Equipment & Services 4.6%
Alere, Inc. *	49,200	1,643,280
Baxter International, Inc.	1,000	73,040
CareFusion Corp. *	3,000	115,710
Cigna Corp.	15,400	1,198,582
Magellan Health Services, Inc. *	43,300	2,474,595
MedAssets, Inc. *	30,700	668,339
Medtronic, Inc.	54,000	2,982,960

		9,156,506

Insurance 3.5%
Aflac, Inc.	36,700	2,263,656
American Financial Group, Inc. (c)	30,000	1,550,700
Axis Capital Holdings Ltd.	2,600	113,256
Principal Financial Group, Inc.	39,132	1,696,764
Reinsurance Group of America, Inc.	8,300	565,147
The Travelers Cos., Inc.	9,900	827,145

		7,016,668

Materials 5.6%
AMCOL International Corp.	20,400	715,632
Avery Dennison Corp.	3,500	156,555
Coeur Mining, Inc. *	32,900	441,189
Commercial Metals Co.	61,300	949,537
International Paper Co. (c)	65,416	3,160,247
MeadWestvaco Corp. (c)	33,347	1,232,171
Minerals Technologies, Inc. (c)	70,592	3,247,232
PPG Industries, Inc.	4,472	717,488
Steel Dynamics, Inc.	30,700	477,692

		11,097,743

Media 2.2%
Comcast Corp., Class A	31,700	1,429,036
Lamar Advertising Co., Class A *	1,100	47,663
Live Nation Entertainment, Inc. *	40,300	660,114
The Washington Post Co., Class B	1,200	644,832
Time Warner, Inc.	24,800	1,544,048

		4,325,693

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
Amgen, Inc.	19,700	2,133,313
Celgene Corp. (c)*	26,500	3,891,790
Charles River Laboratories International, Inc. (c)*	27,900	1,270,566
Merck & Co., Inc. (c)	69,800	3,362,266
Pfizer, Inc. (c)	154,574	4,518,198

		15,176,133

Real Estate 1.6%
Apartment Investment & Management Co., Class A	11,700	343,746
Duke Realty Corp.	14,600	240,462
First Industrial Realty Trust, Inc.	43,000	703,480
Home Properties, Inc.	1,300	82,953
Strategic Hotels & Resorts, Inc. (c)*	154,700	1,370,642
Taubman Centers, Inc.	6,600	483,252

		3,224,535

Retailing 6.6%
Abercrombie & Fitch Co., Class A (c)	71,900	3,585,653
ANN, Inc. *	17,900	606,631
Best Buy Co., Inc.	33,300	1,001,997
Brown Shoe Co., Inc.	9,200	218,684
Foot Locker, Inc. (c)	69,789	2,521,477
Macy’s, Inc. (c)	65,421	3,162,451
Staples, Inc.	2,400	40,848
The Children’s Place Retail Stores, Inc. *	24,900	1,345,596
The TJX Cos., Inc.	10,500	546,420

		13,029,757

Semiconductors & Semiconductor Equipment 0.6%
First Solar, Inc. *	3,802	187,210
LSI Corp. (c)*	83,966	653,256
SunPower Corp. *	10,889	301,081

		1,141,547

Software & Services 10.8%
Accenture plc, Class A	22,700	1,675,487
Aspen Technology, Inc. *	22,500	732,150
CA, Inc. (c)	96,306	2,864,140
Cadence Design Systems, Inc. (c)*	113,600	1,656,288
comScore, Inc. *	5,600	162,176
Convergys Corp. (c)	100,622	1,904,774
Google, Inc., Class A *	1,400	1,242,640
Jack Henry & Associates, Inc.	26,200	1,265,460
Microsoft Corp.	85,519	2,722,070
Oracle Corp. (c)	84,300	2,727,105
Rovi Corp. *	37,300	840,369
Symantec Corp. (c)	86,826	2,316,518
Synopsys, Inc. *	23,000	851,920
WebMD Health Corp. *	11,800	389,518

		21,350,615

Technology Hardware & Equipment 5.2%
Apple, Inc. (c)	9,728	4,401,920
Brocade Communications Systems, Inc. (c)*	349,224	2,325,832
Cisco Systems, Inc.	64,900	1,658,195
EchoStar Corp., Class A (c)*	21,567	861,817
Western Digital Corp.	17,379	1,118,860

		10,366,624

Telecommunication Services 1.8%
AT&T, Inc.	46,100	1,625,947
Telephone & Data Systems, Inc. (c)	37,020	981,400
Verizon Communications, Inc.	19,050	942,594

		3,549,941

2

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 2.7%
AMERCO	2,800	465,696
Delta Air Lines, Inc. (c)*	64,000	1,358,720
FedEx Corp. (c)	27,592	2,924,752
Hertz Global Holdings, Inc. *	25,500	653,055

		5,402,223

Utilities 1.6%
American Electric Power Co., Inc.	23,200	1,075,320
CenterPoint Energy, Inc.	49,000	1,216,180
The AES Corp. (c)	63,528	790,288

		3,081,788

Total Common Stock
(Cost $147,751,450)		195,315,624

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund 0.00% (d)	1,187,323	1,187,323

Total Other Investment Company
(Cost $1,187,323)		1,187,323

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.04%, 09/19/13 (a)(b)	80,000	79,995

Total Short-Term Investment
(Cost $79,995)		79,995

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $149,080,153 and the unrealized appreciation and depreciation were $48,474,070 and ($971,281), respectively, with a net unrealized appreciation of $47,502,789.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	All or a portion of this security is held as collateral for short sales.
(d)	The rate shown is the 7-day yield.

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/20/13	10	840,250	(1,768)

 3

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 39.5% of net assets

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	5,200	101,140
Dorman Products, Inc.	45,200	2,128,016
Thor Industries, Inc.	10,000	540,500

		2,769,656

Banks 4.6%
Bank of Hawaii Corp.	27,500	1,530,100
Bank of the Ozarks, Inc.	32,800	1,567,184
BankUnited, Inc.	46,800	1,415,232
CapitalSource, Inc.	93,000	1,125,300
Firstmerit Corp.	2,700	60,534
Nationstar Mortgage Holdings, Inc. *	13,600	629,408
New York Community Bancorp, Inc.	77,400	1,174,158
Texas Capital Bancshares, Inc. *	11,500	523,135
Valley National Bancorp	103,835	1,074,692

		9,099,743

Capital Goods 2.8%
Colfax Corp. *	29,100	1,544,337
DigitalGlobe, Inc. *	20,700	670,680
Generac Holdings, Inc.	1,600	69,360
Joy Global, Inc.	700	34,650
Navistar International Corp. *	4,600	157,090
Proto Labs, Inc. *	13,780	932,493
Raven Industries, Inc.	30,300	928,998
Simpson Manufacturing Co., Inc.	8,000	264,160
TransDigm Group, Inc.	6,600	954,294

		5,556,062

Commercial & Professional Supplies 2.2%
Copart, Inc. *	28,985	942,302
Stericycle, Inc. *	12,800	1,484,032
The Advisory Board Co. *	14,400	845,136
Waste Connections, Inc.	24,800	1,072,848

		4,344,318

Consumer Durables & Apparel 0.8%
D.R. Horton, Inc.	35,200	707,520
Garmin Ltd.	3,000	120,240
Quiksilver, Inc. *	4,300	27,176
Standard Pacific Corp. *	62,400	510,432
Tempur-Pedic International, Inc. *	3,800	150,670

		1,516,038

Consumer Services 0.2%
DeVry, Inc.	15,300	460,224

Diversified Financials 2.6%
Apollo Investment Corp.	154,200	1,253,646
CBOE Holdings, Inc.	7,200	360,720
CME Group, Inc.	22,000	1,627,560
TD Ameritrade Holding Corp.	36,500	986,595
Walter Investment Management Corp. *	23,900	950,981

		5,179,502

Energy 3.4%
Approach Resources, Inc. *	7,600	201,324
Bonanza Creek Energy, Inc. *	34,600	1,409,604
Cabot Oil & Gas Corp.	8,200	621,724
Cheniere Energy, Inc. *	27,000	771,390
FMC Technologies, Inc. *	6,400	341,120
Gulfport Energy Corp. *	8,400	446,880
Kodiak Oil & Gas Corp. *	98,484	956,280
PDC Energy, Inc. *	6,500	358,475
Range Resources Corp.	7,400	585,340
Western Refining, Inc.	35,900	1,081,667

		6,773,804

Food & Staples Retailing 0.7%
Sysco Corp.	23,900	824,789
The Fresh Market, Inc. *	12,000	633,360

		1,458,149

Food, Beverage & Tobacco 2.4%
B&G Foods, Inc.	33,600	1,170,624
Hormel Foods Corp.	31,100	1,317,085
McCormick & Co., Inc. - Non Voting Shares	1,700	121,737
Snyders-Lance, Inc.	3,200	101,280
The Hain Celestial Group, Inc. *	28,100	2,050,176

		4,760,902

Health Care Equipment & Services 1.1%
Acadia Healthcare Co., Inc. *	17,306	638,072
DexCom, Inc. *	27,083	589,868
Edwards Lifesciences Corp. *	4,200	299,796
HCA Holdings, Inc.	2,300	89,700
Intuitive Surgical, Inc. *	1,500	582,000

		2,199,436

Insurance 2.8%
Cincinnati Financial Corp.	8,600	421,400
Hilltop Holdings, Inc. *	100,400	1,709,812
Mercury General Corp.	31,900	1,409,980
RLI Corp.	23,200	1,914,928

		5,456,120

Materials 2.1%
Airgas, Inc.	13,100	1,352,051
Albemarle Corp.	14,200	880,542
Axiall Corp.	22,300	982,984
Eagle Materials, Inc.	1,900	128,212
Southern Copper Corp.	28,885	753,032

		4,096,821

4

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 2.0%
Cablevision Systems Corp., Class A	26,500	495,285
DreamWorks Animation SKG, Inc., Class A *	44,900	1,111,724
Loral Space & Communications, Inc.	5,400	337,446
Sirius XM Radio, Inc.	369,600	1,378,608
Starz, Class A *	25,800	582,306

		3,905,369

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Akorn, Inc. *	50,600	718,014
Endo Health Solutions, Inc. *	9,600	369,216
Mettler-Toledo International, Inc. *	3,400	750,040

		1,837,270

Real Estate 1.0%
Government Properties Income Trust	12,100	305,767
Rayonier, Inc.	20,400	1,192,176
Realty Income Corp.	10,900	473,169

		1,971,112

Retailing 2.0%
AutoZone, Inc. *	2,600	1,166,308
CarMax, Inc. *	18,300	897,432
Lithia Motors, Inc., Class A	5,500	358,820
Mattress Firm Holding Corp. *	13,000	531,050
Tile Shop Holdings, Inc. *	24,700	702,221
TripAdvisor, Inc. *	2,800	210,056

		3,865,887

Semiconductors & Semiconductor Equipment 0.6%
Cavium, Inc. *	10,200	372,912
Cirrus Logic, Inc. *	40,300	776,984

		1,149,896

Software & Services 3.2%
Booz Allen Hamilton Holding Corp.	4,500	96,210
Concur Technologies, Inc. *	15,800	1,404,462
CoStar Group, Inc. *	1,500	234,825
FactSet Research Systems, Inc.	2,800	305,704
Intuit, Inc.	7,700	492,184
LinkedIn Corp., Class A *	2,712	552,679
Liquidity Services, Inc. *	8,000	228,000
NetSuite, Inc. *	3,200	300,448
Pandora Media, Inc. *	37,216	682,541
Paychex, Inc.	34,600	1,364,624
QLIK Technologies, Inc. *	16,100	504,252
ServiceSource International, Inc. *	18,400	196,328

		6,362,257

Technology Hardware & Equipment 2.2%
ADTRAN, Inc.	23,500	621,105
F5 Networks, Inc. *	1,600	140,416
IPG Photonics Corp.	14,100	858,690
National Instruments Corp.	35,800	1,009,202
OSI Systems, Inc. *	11,200	788,368
Stratasys Ltd. *	10,700	948,555

		4,366,336

Transportation 0.5%
Kirby Corp. *	11,100	937,506

Total Short Sales
(Proceeds $65,809,315)		78,066,408

End of Short Sale Positions.

*	Non-income producing security

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

 5

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

6

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$195,315,624	$—	$—	$195,315,624
Other Investment Company[1]	1,187,323	—	—	1,187,323
Short-Term Investment[1]	—	79,995	—	79,995

Total	$196,502,947	$79,995	$—	$196,582,942

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($1,768)	$—	$—	($1,768)
Short Sales[1]	(78,066,408)	—	—	(78,066,408)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46826JUL13

 7

Schwab Capital Trust
Schwab Financial Services Fund™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.4%	Common Stock	50,635,260	64,444,304
2.3%	Short-Term Investments	1,535,583	1,535,583

99.7%	Total Investments	52,170,843	65,979,887
0.3%	Other Assets and Liabilities, Net		191,669

100.0%	Total Net Assets		66,171,556

	Number	Value
Security	of Shares	($)

Common Stock 97.4% of net assets

Banks 19.8%
Berkshire Hills Bancorp, Inc.	5,100	133,110
Chemical Financial Corp.	11,500	343,390
First Defiance Financial Corp.	8,700	229,680
First Interstate BancSystem, Inc.	11,500	271,055
Huntington Bancshares, Inc.	69,000	589,950
Northwest Bancshares, Inc.	29,700	410,454
Regions Financial Corp.	82,500	825,825
S&T Bancorp, Inc.	5,100	124,848
SunTrust Banks, Inc.	4,400	153,076
TFS Financial Corp. *	16,200	189,054
The PNC Financial Services Group, Inc.	21,800	1,657,890
United Community Banks, Inc. *	25,400	346,202
Wells Fargo & Co.	127,800	5,559,300
WSFS Financial Corp.	17,800	1,059,634
Zions Bancorp	41,600	1,233,024

		13,126,492

Diversified Financials 39.0%
Affiliated Managers Group, Inc. *	7,600	1,370,660
American Express Co.	34,100	2,515,557
Bank of America Corp.	192,100	2,804,660
BlackRock, Inc.	3,100	874,076
Citigroup, Inc.	62,400	3,253,536
Franklin Resources, Inc.	3,600	175,968
FXCM, Inc., Class A	22,300	367,950
GFI Group, Inc.	76,600	306,400
Investment Technology Group, Inc. *	42,200	599,662
JPMorgan Chase & Co.	99,900	5,567,427
Morgan Stanley	51,700	1,406,757
Nelnet, Inc., Class A	700	27,216
Northern Trust Corp.	1,900	111,226
SLM Corp.	37,100	916,741
State Street Corp.	27,300	1,901,991
The Bank of New York Mellon Corp.	55,900	1,758,055
The Goldman Sachs Group, Inc.	11,300	1,853,539

		25,811,421

Insurance 21.6%
Aflac, Inc.	23,900	1,474,152
American International Group, Inc. *	35,300	1,606,503
Berkshire Hathaway, Inc., Class B *	25,000	2,896,750
HCC Insurance Holdings, Inc.	24,200	1,077,626
Loews Corp.	24,100	1,097,755
MetLife, Inc.	16,600	803,772
Prudential Financial, Inc.	20,300	1,603,091
Reinsurance Group of America, Inc.	15,100	1,028,159
The Travelers Cos., Inc.	19,700	1,645,935
Torchmark Corp.	14,000	995,120
XL Group plc	2,200	68,970

		14,297,833

Real Estate 17.0%
Agree Realty Corp.	2,500	75,400
Apartment Investment & Management Co., Class A	33,700	990,106
CBL & Associates Properties, Inc.	900	20,493
CBRE Group, Inc., Class A *	34,100	790,097
Duke Realty Corp.	78,000	1,284,660
Equity Lifestyle Properties, Inc.	26,800	1,031,532
First Industrial Realty Trust, Inc.	32,400	530,064
Host Hotels & Resorts, Inc.	54,700	976,942
Liberty Property Trust	25,900	989,639
Prologis, Inc.	38,000	1,457,680
Retail Properties of America, Inc., Class A	11,100	156,399
RLJ Lodging Trust	30,300	733,866
Strategic Hotels & Resorts, Inc. *	6,700	59,362
Taubman Centers, Inc.	6,900	505,218
Weingarten Realty Investors	13,500	422,820
Weyerhaeuser Co.	41,700	1,184,280

		11,208,558

Total Common Stock
(Cost $50,635,260)		64,444,304

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.3% of net assets

Time Deposit 2.2%
Citibank
0.03%, 08/01/13	1,435,586	1,435,586

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.00%, 09/19/13 (a)(b)	22,000	22,000
0.01%, 09/19/13 (a)(b)	23,000	22,999

 1

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.04%, 09/19/13 (a)(b)	55,000	54,998

		99,997

Total Short-Term Investments
(Cost $1,535,583)		1,535,583

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $52,181,893 and the unrealized appreciation and depreciation were $14,265,663 and ($467,669), respectively, with a net unrealized appreciation of $13,797,994.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/20/13	6	504,150	14,425

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If

2

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$64,444,304	$—	$—	$64,444,304
Short-Term Investments[1]	—	1,535,583	—	1,535,583

Total	$64,444,304	$1,535,583	$—	$65,979,887

Other Financial Instruments
Futures Contracts[2]	$14,425	$—	$—	$14,425

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46836JUL13

 3

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.3%	Common Stock	562,288,717	752,011,273
1.4%	Short-Term Investments	10,406,754	10,406,754

99.7%	Total Investments	572,695,471	762,418,027
0.3%	Other Assets and Liabilities, Net		2,427,803

100.0%	Net Assets		764,845,830

	Number	Value
Security	of Shares	($)

Common Stock 98.3% of net assets

Australia 1.5%

Health Care Equipment & Services 0.1%
Primary Health Care Ltd.	100,000	456,833

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
CSL Ltd.	185,507	11,016,705

		11,473,538

Denmark 1.4%

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	10,000	584,169

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Novo Nordisk A/S, Class B	60,000	10,179,960

		10,764,129

France 2.6%

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Sanofi	189,960	19,885,717

Germany 1.3%

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Bayer AG - Reg’d	26,000	3,022,107
Merck KGaA	42,377	7,001,693

		10,023,800

Hong Kong 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Sino Biopharmaceutical Ltd.	1,616,000	1,174,248

Israel 0.7%

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Teva Pharmaceutical Industries Ltd.	144,975	5,761,822

Japan 2.5%

Health Care Equipment & Services 0.1%
Sysmex Corp.	10,000	644,892

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Astellas Pharma, Inc.	100,000	5,348,287
Dainippon Sumitomo Pharma Co., Ltd.	26,100	346,167
Eisai Co., Ltd.	50,000	2,113,459
Kyowa Hakko Kirin Co., Ltd.	404,000	4,026,623
Otsuka Holdings Co., Ltd.	91,000	2,937,535
Shionogi & Co., Ltd.	56,000	1,135,976
Takeda Pharmaceutical Co., Ltd.	60,000	2,675,647

		18,583,694

		19,228,586

Republic of Korea 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Daewoong Pharmaceutical Co., Ltd.	6,000	394,700

South Africa 0.1%

Health Care Equipment & Services 0.1%
Mediclinic International Ltd.	100,000	697,355

Sweden 0.3%

Health Care Equipment & Services 0.3%
Meda AB, A Shares	189,080	2,213,417

Switzerland 7.0%

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
Actelion Ltd. - Reg’d *	218,000	14,487,557
Novartis AG - Reg’d	310,000	22,284,897
Roche Holding AG	69,000	16,980,139

		53,752,593

United Kingdom 1.6%

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	175,000	8,877,003
GlaxoSmithKline plc	135,000	3,453,790

		12,330,793

United States 79.0%

Health Care Equipment & Services 27.4%
Abbott Laboratories	590,200	21,619,026
Alere, Inc. *	162,000	5,410,800
Allscripts Healthcare Solutions, Inc. *	100,000	1,581,000
AMN Healthcare Services, Inc. *	60,000	886,800
AmSurg Corp. *	102,000	3,989,220
Anika Therapeutics, Inc. *	26,200	526,882

 1

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ArthroCare Corp. *	26,000	942,760
Baxter International, Inc.	53,000	3,871,120
Becton, Dickinson & Co.	92,000	9,542,240
Boston Scientific Corp. *	1,594,000	17,406,480
Capital Senior Living Corp. *	35,000	806,400
CareFusion Corp. *	196,500	7,579,005
Chemed Corp.	12,000	847,080
Cigna Corp.	62,200	4,841,026
Community Health Systems, Inc.	31,000	1,427,860
CONMED Corp.	80,000	2,624,000
CorVel Corp. *	12,900	437,181
Covidien plc	161,000	9,922,430
Cynosure, Inc., Class A *	27,000	768,960
Emeritus Corp. *	30,000	695,700
Express Scripts Holding Co. *	55,000	3,605,250
Five Star Quality Care, Inc. *	78,000	461,760
Gentiva Health Services, Inc. *	80,000	859,200
Greatbatch, Inc. *	60,000	2,268,000
Hill-Rom Holdings, Inc.	167,000	6,190,690
Hologic, Inc. *	15,000	340,500
Humana, Inc.	30,000	2,737,800
ICU Medical, Inc. *	31,000	2,222,390
Invacare Corp.	78,000	1,217,580
Kindred Healthcare, Inc. *	85,000	1,305,600
LifePoint Hospitals, Inc. *	148,200	7,285,512
Magellan Health Services, Inc. *	62,000	3,543,300
MedAssets, Inc. *	289,000	6,291,530
Medtronic, Inc.	554,000	30,602,960
NuVasive, Inc. *	104,000	2,373,280
Omnicare, Inc.	50,000	2,639,500
Omnicell, Inc. *	50,000	1,055,000
PharMerica Corp. *	60,000	878,400
STERIS Corp.	111,000	4,997,220
Stryker Corp.	25,000	1,761,500
SurModics, Inc. *	32,000	647,680
Symmetry Medical, Inc. *	100,000	871,000
Teleflex, Inc.	25,000	1,985,750
The Providence Service Corp. *	49,200	1,356,444
UnitedHealth Group, Inc.	110,000	8,013,500
WellPoint, Inc.	53,500	4,577,460
Wright Medical Group, Inc. *	100,000	2,742,000
Zimmer Holdings, Inc.	128,000	10,685,440

		209,242,216

Pharmaceuticals, Biotechnology & Life Sciences 51.6%
AbbVie, Inc.	619,900	28,193,052
Albany Molecular Research, Inc. *	54,000	686,340
Allergan, Inc.	35,000	3,189,200
AMAG Pharmaceuticals, Inc. *	95,000	2,137,500
Amgen, Inc.	338,000	36,602,020
Astex Pharmaceuticals *	108,000	564,840
Bio-Rad Laboratories, Inc., Class A *	51,100	6,233,689
Biogen Idec, Inc. *	60,000	13,087,800
Bristol-Myers Squibb Co.	221,000	9,556,040
Bruker Corp. *	85,000	1,523,200
Cambrex Corp. *	35,000	512,750
Celgene Corp. *	231,200	33,954,032
Charles River Laboratories International, Inc. *	130,000	5,920,200
Cubist Pharmaceuticals, Inc. *	17,000	1,059,610
Eli Lilly & Co.	477,000	25,333,470
Emergent Biosolutions, Inc. *	6,500	114,985
Gilead Sciences, Inc. *	220,000	13,519,000
ICON plc *	94,000	3,686,680
Immunomedics, Inc. *	103,000	586,070
Impax Laboratories, Inc. *	317,400	6,582,876
Isis Pharmaceuticals, Inc. *	100,000	2,885,000
Johnson & Johnson	588,800	55,052,800
Lannett Co., Inc. *	37,000	513,930
Merck & Co., Inc.	735,000	35,404,950
Momenta Pharmaceuticals, Inc. *	76,200	1,315,212
Mylan, Inc. *	149,100	5,003,796
Nektar Therapeutics *	69,100	774,611
PAREXEL International Corp. *	242,500	11,991,625
Pfizer, Inc.	1,749,000	51,123,270
Sagent Pharmaceuticals, Inc. *	40,900	888,757
Salix Pharmaceuticals Ltd. *	98,900	7,308,710
Thermo Fisher Scientific, Inc.	241,000	21,957,510
Threshold Pharmaceuticals, Inc. *	238,700	1,293,754
United Therapeutics Corp. *	87,000	6,511,080

		395,068,359

		604,310,575

Total Common Stock
(Cost $562,288,717)		752,011,273

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.4% of net assets

Time Deposit 1.3%
Societe Generale
U.S. Dollar
0.03%, 08/01/13	9,476,767	9,476,767

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.00%, 09/19/13 (a)(b)	80,000	80,000
0.01%, 09/19/13 (a)(b)	580,000	579,995
0.02%, 09/19/13 (a)(b)	250,000	249,993
0.04%, 09/19/13 (a)(b)	20,000	19,999

		929,987

Total Short-Term Investments
(Cost $10,406,754)		10,406,754

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $572,891,847 and the unrealized appreciation and depreciation were $191,824,770 and ($2,298,590), respectively, with a net unrealized appreciation of $189,526,180.

At 07/31/13, the values of certain foreign securities held by the fund aggregating $136,683,993 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

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 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

Reg’d —	Registered

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/20/13	60	5,041,500	155,895

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that

 3

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

4

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$604,310,575	$—	$—	$604,310,575
Australia[1]	11,016,705	—	—	11,016,705
Health Care Equipment & Services	—	456,833	—	456,833
Denmark[1]	—	10,764,129	—	10,764,129
France[1]	—	19,885,717	—	19,885,717
Germany[1]	—	10,023,800	—	10,023,800
Hong Kong[1]	—	1,174,248	—	1,174,248
Israel[1]	—	5,761,822	—	5,761,822
Japan[1]	—	19,228,586	—	19,228,586
Republic of Korea[1]	—	394,700	—	394,700
South Africa[1]	—	697,355	—	697,355
Sweden[1]	—	2,213,417	—	2,213,417
Switzerland[1]	—	53,752,593	—	53,752,593
United Kingdom[1]	—	12,330,793	—	12,330,793
Short-Term Investments[1]	—	10,406,754	—	10,406,754

Total	$615,327,280	$147,090,747	$—	$762,418,027

Other Financial Instruments
Futures Contracts[2]	$155,895	$—	$—	$155,895

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $8,631,118 from Level 2 to Level 1 for the period ended July 31, 2013. The transfers between Level 2 and Level 1 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46837JUL13

 5

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Common Stock	107,309,555	120,755,364
0.0%	Rights	1,973	1,646
3.1%	Other Investment Company	3,779,342	3,779,342
0.0%	Short-Term Investment	32,000	32,000

101.6%	Total Investments	111,122,870	124,568,352
(1.6%)	Other Assets and Liabilities, Net		(1,908,418)

100.0%	Net Assets		122,659,934

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Australia 7.4%

Banks 0.9%
Australia & New Zealand Banking Group Ltd.	1,775	47,424
Westpac Banking Corp.	36,647	1,016,615

		1,064,039

Capital Goods 0.1%
Seven Group Holdings Ltd.	18,391	114,657

Diversified Financials 1.5%
Challenger Ltd.	249,058	955,333
Macquarie Group Ltd.	10,798	425,590
Perpetual Ltd.	13,021	468,775

		1,849,698

Food & Staples Retailing 0.9%
Wesfarmers Ltd.	18,725	682,478
Woolworths Ltd.	13,231	396,222

		1,078,700

Food, Beverage & Tobacco 0.3%
Goodman Fielder Ltd. *	507,935	348,985

Insurance 0.0%
Insurance Australia Group Ltd.	11,526	60,173

Materials 1.3%
Amcor Ltd.	12,119	115,173
BHP Billiton Ltd.	22,271	696,297
Incitec Pivot Ltd.	256,332	605,738
OZ Minerals Ltd.	16,483	60,359
Rio Tinto Ltd.	2,780	143,771

		1,621,338

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
CSL Ltd.	16,421	975,194

Retailing 1.6%
David Jones Ltd.	111,453	270,337
Harvey Norman Holdings Ltd.	316,159	755,191
Myer Holdings Ltd	161,736	389,504
Pacific Brands Ltd.	403,210	299,157
Premier Investments Ltd.	31,481	220,389

		1,934,578

		9,047,362

Austria 0.4%

Banks 0.2%
Erste Group Bank AG	4,445	134,765
Raiffeisen Bank International AG	3,858	117,088

		251,853

Transportation 0.2%
Oesterreichische Post AG	6,443	274,587

		526,440

Belgium 0.5%

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	2,099	201,843

Materials 0.0%
Solvay S.A.	380	51,511

Technology Hardware & Equipment 0.3%
Barco N.V.	5,324	398,578

		651,932

Brazil 0.3%

Consumer Durables & Apparel 0.3%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	44,905	320,645

Utilities 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo	3,300	33,848

		354,493

Canada 0.4%

Consumer Durables & Apparel 0.2%
Gildan Activewear, Inc.	4,801	214,271

Energy 0.2%
Suncor Energy, Inc.	8,000	252,828

		467,099

Chile 0.1%

Utilities 0.1%
Enersis S.A.	343,112	103,611

 1

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Denmark 0.7%

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Novo Nordisk A/S, Class B	4,793	813,209

Finland 0.8%

Energy 0.3%
Neste Oil Oyj	26,030	376,135

Materials 0.2%
Kemira Oyj	11,349	176,579

Software & Services 0.1%
Tieto Oyj	8,746	167,090

Technology Hardware & Equipment 0.2%
Nokia Oyj *	54,963	217,292

		937,096

France 10.1%

Automobiles & Components 1.4%
Compagnie Generale des Etablissements Michelin	8,885	890,964
Renault S.A.	11,098	874,405

		1,765,369

Banks 2.0%
BNP Paribas S.A.	36,716	2,380,564
Credit Agricole S.A. *	5,444	51,968

		2,432,532

Capital Goods 1.6%
Schneider Electric S.A.	9,972	794,378
Vinci S.A.	20,355	1,101,019

		1,895,397

Commercial & Professional Supplies 0.5%
Teleperformance	12,809	620,910

Consumer Durables & Apparel 0.1%
Kering	592	135,766

Energy 1.5%
Total S.A.	34,580	1,842,713

Insurance 0.2%
AXA S.A.	12,260	270,228

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Sanofi	23,640	2,474,723

Software & Services 0.3%
UbiSoft Entertainment S.A. *	25,856	394,439

Telecommunication Services 0.5%
Orange S.A.	62,590	617,328

		12,449,405

Germany 8.7%

Automobiles & Components 0.8%
Bayerische Motoren Werke AG	2,491	243,816
Continental AG	4,597	723,885

		967,701

Capital Goods 1.8%
Siemens AG - Reg’d	20,027	2,199,590

Consumer Durables & Apparel 0.6%
Adidas AG	6,604	736,114

Diversified Financials 1.3%
Deutsche Bank AG - Reg’d	34,207	1,543,193

Insurance 0.3%
Allianz SE - Reg’d	2,506	390,514

Materials 1.0%
BASF SE	13,798	1,222,895

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Bayer AG - Reg’d	12,091	1,405,396
Merck KGaA	4,749	784,648

		2,190,044

Semiconductors & Semiconductor Equipment 0.5%
Infineon Technologies AG	48,818	433,206
SMA Solar Technology AG	4,905	167,390

		600,596

Telecommunication Services 0.4%
Deutsche Telekom AG - Reg’d	40,433	491,664

Transportation 0.1%
Deutsche Lufthansa AG - Reg’d *	8,365	167,632

Utilities 0.1%
E.ON SE AG	7,523	127,734

		10,637,677

Greece 0.2%

Consumer Services 0.1%
OPAP S.A.	19,136	171,739

Materials 0.1%
Mytilineos Holdings S.A. *	12,531	72,320

Retailing 0.0%
JUMBO S.A. *	5,446	57,840

		301,899

Hong Kong 2.4%

Capital Goods 1.0%
Hutchison Whampoa Ltd.	100,000	1,127,911
Johnson Electric Holdings Ltd.	231,500	137,559

		1,265,470

Consumer Services 0.2%
Sands China Ltd.	31,600	170,791

Energy 0.3%
CNOOC Ltd.	200,000	361,466

Real Estate 0.8%
Cheung Kong (Holdings) Ltd.	39,000	547,414
Sino Land Co., Ltd.	330,000	465,549

		1,012,963

Utilities 0.1%
Power Assets Holdings Ltd.	17,500	157,108

		2,967,798

Israel 0.6%

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Teva Pharmaceutical Industries Ltd.	17,944	713,158

2

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Italy 1.7%

Consumer Durables & Apparel 0.1%
Prada S.p.A.	7,000	65,270

Consumer Services 0.4%
GTECH S.p.A.	16,559	459,647

Energy 0.6%
Eni S.p.A.	34,705	766,534

Food, Beverage & Tobacco 0.1%
Parmalat S.p.A.	47,419	155,006

Media 0.1%
Mediaset S.p.A. *	20,209	88,282

Real Estate 0.1%
Beni Stabili S.p.A.	270,325	175,010

Utilities 0.3%
Enel S.p.A.	122,774	410,828

		2,120,577

Japan 21.5%

Automobiles & Components 3.0%
Aisin Seiki Co., Ltd.	5,900	233,726
Daihatsu Motor Co., Ltd.	27,000	593,470
Denso Corp.	10,000	453,917
Suzuki Motor Corp.	6,100	145,850
Toyoda Gosei Co., Ltd.	10,600	260,208
Toyota Motor Corp.	32,500	1,977,646

		3,664,817

Banks 6.4%
Mitsubishi UFJ Financial Group, Inc.	308,500	1,913,627
Mizuho Financial Group, Inc.	1,053,300	2,190,675
Resona Holdings, Inc.	360,900	1,790,706
Sumitomo Mitsui Financial Group, Inc.	38,000	1,736,076
The Bank of Yokohama Ltd.	15,000	82,211
The Shizuoka Bank Ltd.	16,000	173,028

		7,886,323

Capital Goods 2.2%
Asahi Glass Co., Ltd.	33,000	213,432
Fuji Machine Manufacturing Co., Ltd.	26,400	234,874
Fujikura Ltd.	191,000	696,393
Makita Corp.	1,800	93,637
Mitsubishi Heavy Industries Ltd.	137,000	735,597
Nitta Corp.	5,600	109,209
Taisei Corp.	45,000	175,163
The Japan Steel Works Ltd.	13,000	72,919
THK Co., Ltd.	18,200	378,978

		2,710,202

Commercial & Professional Supplies 0.1%
Dai Nippon Printing Co., Ltd.	14,000	124,585

Consumer Durables & Apparel 0.8%
Namco Bandai Holdings, Inc.	28,600	462,693
Panasonic Corp. *	29,600	262,592
Sega Sammy Holdings, Inc.	8,600	199,945
Sony Corp.	1,800	37,791

		963,021

Consumer Services 1.4%
Oriental Land Co., Ltd.	9,500	1,545,792
Round One Corp.	19,000	112,969

		1,658,761

Diversified Financials 1.1%
Daiwa Securities Group, Inc.	28,000	237,529
ORIX Corp.	70,400	1,044,818

		1,282,347

Food, Beverage & Tobacco 2.3%
Ajinomoto Co., Inc.	37,000	516,115
Japan Tobacco, Inc.	48,800	1,703,649
Kirin Holdings Co., Ltd.	43,000	635,760

		2,855,524

Household & Personal Products 0.2%
Kao Corp.	8,100	259,380

Materials 0.1%
Mitsubishi Chemical Holdings Corp.	20,000	93,843

Media 0.1%
SKY Perfect JSAT Holdings, Inc.	310	162,569

Real Estate 0.6%
Daito Trust Construction Co., Ltd.	3,900	356,360
Daiwa House Industry Co., Ltd.	17,000	312,218
Nomura Real Estate Holdings, Inc.	2,800	65,123

		733,701

Retailing 1.1%
Alpen Co., Ltd.	4,400	84,924
Aoyama Trading Co., Ltd.	10,200	254,484
Autobacs Seven Co., Ltd.	52,500	769,941
Canon Marketing Japan, Inc.	19,200	245,394
GEO Holdings Corp.	54	49,673

		1,404,416

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	3,500	134,930

Software & Services 0.2%
Fujitsu Ltd.	48,000	183,753

Technology Hardware & Equipment 1.2%
Canon, Inc.	35,000	1,079,545
FUJIFILM Holdings Corp.	6,400	140,227
Ibiden Co., Ltd.	4,900	73,027
Nippon Electric Glass Co., Ltd.	33,000	177,261

		1,470,060

Transportation 0.5%
Central Japan Railway Co.	2,845	348,516
East Japan Railway Co.	3,400	273,538

		622,054

Utilities 0.1%
The Chugoku Electric Power Co., Inc.	11,400	167,437

		26,377,723

Malaysia 0.3%

Materials 0.1%
Petronas Chemicals Group Berhad	47,000	95,895

Utilities 0.2%
Tenaga Nasional Berhad	119,100	326,497

		422,392

 3

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Mexico 0.1%

Materials 0.1%
Grupo Mexico S.A.B. de C.V., Series B	20,700	63,772

Netherlands 4.3%

Capital Goods 1.2%
Koninklijke Philips N.V.	43,595	1,394,120

Commercial & Professional Supplies 1.0%
Randstad Holding N.V.	26,259	1,270,188

Consumer Durables & Apparel 0.1%
TomTom N.V. *	10,987	64,159

Food, Beverage & Tobacco 1.8%
Unilever N.V. CVA	55,640	2,232,357

Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics N.V.	32,680	279,970

		5,240,794

New Zealand 0.1%

Materials 0.1%
Fletcher Building Ltd.	19,350	125,582

Norway 1.6%

Energy 0.8%
Statoil A.S.A.	45,149	980,033

Food, Beverage & Tobacco 0.8%
Orkla A.S.A.	120,711	932,257

		1,912,290

Portugal 0.1%

Capital Goods 0.1%
Sonae	75,392	78,161

Republic of Korea 0.1%

Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co., Ltd.	115	131,044

Singapore 1.2%

Capital Goods 0.2%
Vard Holdings Ltd.	389,000	252,011

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	35,000	86,633

Real Estate 0.7%
UOL Group Ltd.	152,000	834,877

Transportation 0.2%
Singapore Airlines Ltd.	35,000	278,265

		1,451,786

South Africa 0.5%

Capital Goods 0.2%
Wilson Bayly Holmes-Ovcon Ltd.	11,143	176,314

Insurance 0.1%
Sanlam Ltd.	21,355	102,626

Materials 0.2%
Assore Ltd.	4,138	139,534
Kumba Iron Ore Ltd.	2,142	94,853

		234,387

Retailing 0.0%
Super Group Ltd. *	17,017	40,242

		553,569

Spain 2.8%

Capital Goods 0.7%
Ferrovial S.A.	24,538	418,618
Gamesa Corp. Tecnologica S.A. *	13,662	100,614
Obrascon Huarte Lain S.A.	9,480	361,740

		880,972

Energy 1.7%
Repsol S.A.	84,388	2,022,535

Utilities 0.4%
Endesa S.A. *	23,046	535,094

		3,438,601

Sweden 3.2%

Banks 1.4%
Nordea Bank AB	77,122	977,562
Skandinaviska Enskilda Banken AB, A Shares	7,940	87,645
Svenska Handelsbanken AB, A Shares	10,191	462,326
Swedbank AB, A Shares	6,826	164,543

		1,692,076

Capital Goods 0.6%
Trelleborg AB, B Shares	46,652	820,519

Commercial & Professional Supplies 0.1%
Loomis AB, B Shares	5,532	118,617

Food & Staples Retailing 0.4%
Axfood AB	9,910	461,221

Technology Hardware & Equipment 0.7%
Telefonaktiebolaget LM Ericsson, B Shares	75,750	895,388

		3,987,821

Switzerland 7.7%

Capital Goods 0.3%
Bucher Industries AG - Reg’d	1,035	260,269
Geberit AG - Reg’d	130	34,877
OC Oerlikon Corp. AG - Reg’d *	5,015	65,927

		361,073

Diversified Financials 0.3%
UBS AG - Reg’d *	21,224	417,922

Food, Beverage & Tobacco 0.7%
Nestle S.A. - Reg’d	13,202	893,546

Insurance 1.6%
Helvetia Holding AG - Reg’d	2,550	1,138,493

4

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Swiss Re AG *	9,746	777,068

		1,915,561

Materials 0.5%
Givaudan S.A. - Reg’d *	322	448,176
Holcim Ltd. - Reg’d *	2,549	184,399

		632,575

Pharmaceuticals, Biotechnology & Life Sciences 4.3%
Actelion Ltd. - Reg’d *	5,928	393,955
Novartis AG - Reg’d	35,057	2,520,134
Roche Holding AG	9,370	2,305,854

		5,219,943

		9,440,620

Taiwan 0.0%

Semiconductors & Semiconductor Equipment 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	15,000	51,010

United Kingdom 20.7%

Banks 2.5%
Barclays plc	259,394	1,133,288
HSBC Holdings plc	152,362	1,729,835
Lloyds Banking Group plc *	176,286	183,543

		3,046,666

Capital Goods 0.7%
BAE Systems plc	103,810	704,013
Cobham plc	46,976	205,805

		909,818

Commercial & Professional Supplies 0.9%
Berendsen plc	87,942	1,093,458

Consumer Durables & Apparel 0.5%
Persimmon plc *	32,782	616,094

Diversified Financials 0.5%
Aberdeen Asset Management plc	83,310	487,611
Man Group plc	92,831	112,935

		600,546

Energy 4.0%
BG Group plc	11,082	199,832
BP plc	430,593	2,974,893
Enquest plc *	91,661	172,640
Ensco plc, Class A	7,025	402,813
Royal Dutch Shell plc, B Shares	17,266	610,705
Soco International plc *	97,503	545,340

		4,906,223

Food & Staples Retailing 0.1%
J. Sainsbury plc	28,712	172,058

Food, Beverage & Tobacco 1.6%
Associated British Foods plc	25,989	768,828
Unilever plc	29,349	1,191,818

		1,960,646

Materials 2.8%
African Barrick Gold plc	129,271	222,646
BHP Billiton plc	36,330	1,039,926
Evraz plc	156,726	223,587
Kazakhmys plc	22,427	89,077
Lonmin plc *	20,954	99,476
Rio Tinto plc	38,154	1,716,941

		3,391,653

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	41,269	2,093,400

Real Estate 1.0%
Grainger plc	437,870	1,159,370

Retailing 0.6%
Next plc	6,048	459,043
WH Smith plc	24,342	288,048

		747,091

Semiconductors & Semiconductor Equipment 0.0%
CSR plc	5,053	43,712

Software & Services 1.2%
Micro Focus International plc	35,822	433,058
The Sage Group plc	186,156	992,302

		1,425,360

Technology Hardware & Equipment 0.0%
Pace plc	8,728	41,412

Telecommunication Services 2.0%
BT Group plc	150,480	778,611
Vodafone Group plc	562,711	1,685,361

		2,463,972

Utilities 0.6%
Centrica plc	106,019	630,303
SSE plc	3,620	86,661

		716,964

		25,388,443

Total Common Stock
(Cost $107,309,555)		120,755,364

Rights 0.0% of net assets

France 0.0%

Retailing 0.0%
Groupe Fnac *	592	1,646

Total Rights
(Cost $1,973)		1,646

Other Investment Company 3.1% of net assets

Money Market Fund 3.1%
State Street Institutional U.S. Government Money Market Fund 0.00% (c)	3,779,342	3,779,342

Total Other Investment Company
(Cost $3,779,342)		3,779,342

 5

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.00%, 09/19/13 (a)(b)	32,000	32,000

Total Short-Term Investment
(Cost $32,000)		32,000

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $111,287,337 and the unrealized appreciation and depreciation were $15,982,095 and ($2,701,080), respectively, with a net unrealized appreciation of $13,281,015.

At 07/31/13, the values of certain foreign securities held by the fund aggregating $118,042,769 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
Reg’d —	Registered

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
Mini MSCI EAFE, Long, expires 09/20/13	7	603,155	(8,212)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or

6

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 7

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$80,789,194	$—	$80,789,194
Australia[1]	—	8,072,168	—	8,072,168
Pharmaceuticals, Biotechnology & Life Sciences	975,194	—	—	975,194
Brazil[1]	354,493	—	—	354,493
Canada[1]	467,099	—	—	467,099
Chile[1]	103,611	—	—	103,611
Mexico[1]	63,772	—	—	63,772
South Africa[1]	—	337,013	—	337,013
Capital Goods	176,314	—	—	176,314
Retailing	40,242	—	—	40,242
Sweden[1]	—	2,295,745	—	2,295,745
Banks	87,645	1,604,431	—	1,692,076
United Kingdom[1]	—	20,440,808	—	20,440,808
Energy	402,813	4,503,410	—	4,906,223
Technology Hardware & Equipment	41,412	—	—	41,412
Rights
France[1]	1,646	—	—	1,646
Other Investment Company[1]	3,779,342	—	—	3,779,342
Short-Term Investment[1]	—	32,000	—	32,000

Total	$6,493,583	$118,074,769	$—	$124,568,352

Liabilities Valuation Input

Other Financial Instruments
Futures Contract[2]	($8,212)	$—	$—	($8,212)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $898,831 and $429,879 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46827JUL13

8

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.3%	Common Stock	2,103,428,335	2,823,329,114
3.2%	Other Investment Company	93,985,946	93,985,946
0.2%	Short-Term Investments	4,949,751	4,949,751

99.7%	Total Investments	2,202,364,032	2,922,264,811
0.5%	Collateral Invested for Securities on Loan	15,542,114	15,542,114
(0.2%)	Other Assets and Liabilities, Net		(7,779,285)

100.0%	Net Assets		2,930,027,640

	Number	Value
Security	of Shares	($)

Common Stock 96.3% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc. *	13,350	1,273,991
Delphi Automotive plc	56,100	3,013,692
Ford Motor Co.	400,674	6,763,377
General Motors Co. *	137,800	4,942,886
Harley-Davidson, Inc.	41,560	2,359,361
Johnson Controls, Inc.	158,210	6,361,624
Lear Corp.	25,300	1,752,531
The Goodyear Tire & Rubber Co. *	71,090	1,315,165
TRW Automotive Holdings Corp. *	22,850	1,675,133
Visteon Corp. *	9,500	625,765

		30,083,525

Banks 2.4%
BB&T Corp.	123,475	4,406,823
CIT Group, Inc. *	18,800	942,068
Comerica, Inc.	34,800	1,480,392
Fifth Third Bancorp	161,790	3,111,222
Hudson City Bancorp, Inc.	142,090	1,358,380
Huntington Bancshares, Inc.	148,927	1,273,326
KeyCorp	204,390	2,511,953
M&T Bank Corp.	15,286	1,786,322
New York Community Bancorp, Inc.	77,830	1,180,681
Popular, Inc. *	39,068	1,285,337
Regions Financial Corp.	340,325	3,406,653
SunTrust Banks, Inc.	121,060	4,211,678
The PNC Financial Services Group, Inc.	70,645	5,372,552
U.S. Bancorp	256,600	9,576,312
Wells Fargo & Co.	636,525	27,688,838
Zions Bancorp	40,235	1,192,565

		70,785,102

Capital Goods 7.8%
3M Co.	104,975	12,327,214
AECOM Technology Corp. *	27,300	925,470
AGCO Corp.	22,340	1,256,625
Alliant Techsystems, Inc.	11,420	1,063,202
AMETEK, Inc.	15,600	721,968
Caterpillar, Inc.	96,245	7,979,673
Cummins, Inc.	24,584	2,979,335
Danaher Corp.	44,900	3,023,566
Deere & Co.	55,986	4,650,757
Dover Corp.	31,675	2,712,647
Eaton Corp. plc	55,899	3,854,236
EMCOR Group, Inc.	20,440	843,763
Emerson Electric Co.	140,250	8,607,142
Exelis, Inc.	127,955	1,891,175
Fastenal Co.	18,840	923,348
Flowserve Corp.	18,375	1,041,495
Fluor Corp.	49,340	3,086,710
General Cable Corp.	19,200	605,184
General Dynamics Corp.	89,025	7,597,394
General Electric Co.	1,737,925	42,353,232
Harsco Corp.	33,935	874,166
Honeywell International, Inc.	105,740	8,774,305
Hubbell, Inc., Class B	7,430	797,611
Illinois Tool Works, Inc.	66,170	4,766,887
Ingersoll-Rand plc	60,742	3,708,299
ITT Corp.	68,127	2,128,287
Jacobs Engineering Group, Inc. *	38,240	2,263,808
Joy Global, Inc.	19,200	950,400
KBR, Inc.	45,100	1,410,728
L-3 Communications Holdings, Inc.	46,635	4,344,050
Lennox International, Inc.	13,935	1,000,812
Lockheed Martin Corp.	77,335	9,289,480
Masco Corp.	110,750	2,272,590
Northrop Grumman Corp.	112,495	10,356,290
Oshkosh Corp. *	24,920	1,116,914
Owens Corning *	24,050	949,735
PACCAR, Inc.	62,542	3,519,238
Pall Corp.	10,440	730,382
Parker Hannifin Corp.	30,217	3,120,812
Pentair Ltd.	16,737	1,022,296
Precision Castparts Corp.	11,716	2,597,672
Quanta Services, Inc. *	27,200	729,232
Raytheon Co.	113,610	8,161,742
Rockwell Automation, Inc.	15,750	1,525,388
Rockwell Collins, Inc.	25,030	1,781,385
Roper Industries, Inc.	5,400	680,184
Snap-on, Inc.	7,700	730,345
SPX Corp.	15,335	1,171,747

 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stanley Black & Decker, Inc.	17,403	1,472,642
Terex Corp. *	31,025	914,617
Textron, Inc.	61,820	1,692,632
The Boeing Co.	93,340	9,810,034
The Timken Co.	17,465	1,020,305
United Rentals, Inc. *	17,300	991,636
United Technologies Corp.	174,115	18,381,321
URS Corp.	33,493	1,557,425
W.W. Grainger, Inc.	8,535	2,237,365
WESCO International, Inc. *	12,600	954,828
Xylem, Inc.	27,155	676,974

		228,928,700

Commercial & Professional Supplies 0.8%
Cintas Corp.	26,650	1,266,141
Equifax, Inc.	15,930	1,007,254
Iron Mountain, Inc.	19,180	533,204
Manpowergroup, Inc.	52,690	3,523,380
Pitney Bowes, Inc. (b)	100,805	1,664,291
R.R. Donnelley & Sons Co. (b)	185,440	3,521,506
Republic Services, Inc.	46,924	1,591,193
Robert Half International, Inc.	39,510	1,471,352
The ADT Corp. *	7,400	296,592
The Dun & Bradstreet Corp.	11,000	1,139,930
United Stationers, Inc.	24,250	1,003,707
Waste Management, Inc.	133,555	5,613,317

		22,631,867

Consumer Durables & Apparel 1.0%
Coach, Inc.	41,375	2,198,254
D.R. Horton, Inc.	57,590	1,157,559
Garmin Ltd.	25,070	1,004,805
Harman International Industries, Inc.	15,020	909,161
Hasbro, Inc.	31,965	1,470,390
Jarden Corp. *	18,615	846,424
Leggett & Platt, Inc.	43,720	1,373,245
Mattel, Inc.	51,335	2,157,610
Mohawk Industries, Inc. *	11,535	1,372,550
Newell Rubbermaid, Inc.	57,450	1,552,299
NIKE, Inc., Class B	104,056	6,547,203
NVR, Inc. *	1,303	1,206,057
Ralph Lauren Corp.	7,820	1,423,709
VF Corp.	11,045	2,175,865
Whirlpool Corp.	23,155	3,101,381

		28,496,512

Consumer Services 1.4%
Apollo Group, Inc., Class A *	65,150	1,187,033
Brinker International, Inc.	27,955	1,122,393
Carnival Corp.	54,745	2,027,207
Darden Restaurants, Inc.	30,645	1,503,137
H&R Block, Inc.	45,565	1,432,108
International Game Technology	57,055	1,053,806
Marriott International, Inc., Class A	40,189	1,670,657
McDonald’s Corp.	157,480	15,445,638
MGM Resorts International *	69,015	1,125,635
Royal Caribbean Cruises Ltd.	35,205	1,340,958
Service Corp. International	45,600	865,032
Starbucks Corp.	51,390	3,661,024
Starwood Hotels & Resorts Worldwide, Inc.	32,770	2,167,736
Wyndham Worldwide Corp.	23,340	1,454,082
Wynn Resorts Ltd.	9,000	1,198,170
Yum! Brands, Inc.	51,630	3,764,860

		41,019,476

Diversified Financials 6.8%
American Express Co.	134,925	9,953,417
Ameriprise Financial, Inc.	23,800	2,118,200
Bank of America Corp.	3,502,860	51,141,756
BlackRock, Inc.	6,800	1,917,328
Capital One Financial Corp.	94,320	6,509,967
Citigroup, Inc.	621,433	32,401,517
CME Group, Inc.	24,800	1,834,704
Discover Financial Services	51,422	2,545,903
Eaton Vance Corp.	17,800	720,366
Franklin Resources, Inc.	62,820	3,070,642
Invesco Ltd.	48,500	1,561,215
JPMorgan Chase & Co.	701,142	39,074,644
Legg Mason, Inc.	49,120	1,689,237
Moody’s Corp.	28,470	1,929,412
Morgan Stanley	209,335	5,696,005
Northern Trust Corp.	24,760	1,449,450
NYSE Euronext	53,620	2,260,619
PHH Corp. *	34,990	792,873
SLM Corp.	62,435	1,542,769
State Street Corp.	48,936	3,409,371
T. Rowe Price Group, Inc.	26,145	1,967,150
The Bank of New York Mellon Corp.	135,152	4,250,530
The Charles Schwab Corp. (a)	148,715	3,285,114
The Goldman Sachs Group, Inc.	84,211	13,813,130
The McGraw Hill Financial, Inc.	62,480	3,865,013

		198,800,332

Energy 14.4%
Alpha Natural Resources, Inc. *	75,900	412,896
Anadarko Petroleum Corp.	61,515	5,445,308
Apache Corp.	62,820	5,041,305
Arch Coal, Inc. (b)	122,000	475,800
Baker Hughes, Inc.	94,549	4,484,459
Cameron International Corp. *	23,780	1,410,154
Chesapeake Energy Corp.	189,820	4,422,806
Chevron Corp.	557,505	70,184,304
Cimarex Energy Co.	10,845	828,883
ConocoPhillips	799,410	51,849,733
CONSOL Energy, Inc.	26,635	826,484
Devon Energy Corp.	95,140	5,233,651
Diamond Offshore Drilling, Inc.	19,920	1,343,405
Energen Corp.	13,510	809,114
EOG Resources, Inc.	20,350	2,960,722
EQT Corp.	9,700	839,050
Exxon Mobil Corp.	1,419,784	133,104,750
FMC Technologies, Inc. *	19,280	1,027,624
Halliburton Co.	148,765	6,722,690
Helmerich & Payne, Inc.	12,095	764,404
Hess Corp.	110,850	8,253,891

2

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HollyFrontier Corp.	17,102	778,996
Kinder Morgan, Inc.	34,800	1,314,048
Marathon Oil Corp.	368,790	13,409,204
Marathon Petroleum Corp.	92,295	6,767,992
McDermott International, Inc. *	75,610	654,027
Murphy Oil Corp.	77,875	5,273,695
Nabors Industries Ltd.	115,100	1,771,389
National Oilwell Varco, Inc.	53,023	3,720,624
Newfield Exploration Co. *	33,700	829,020
Noble Energy, Inc.	31,470	1,966,560
Occidental Petroleum Corp.	141,570	12,606,809
Patterson-UTI Energy, Inc.	51,800	1,024,086
Peabody Energy Corp.	68,645	1,136,761
Phillips 66	333,755	20,525,933
Pioneer Natural Resources Co.	6,200	959,512
QEP Resources, Inc.	29,850	910,127
Rowan Cos. plc, Class A *	19,300	662,955
Schlumberger Ltd.	143,000	11,630,190
SEACOR Holdings, Inc.	10,000	875,600
Seadrill Ltd.	34,500	1,472,460
Southwestern Energy Co. *	23,240	901,480
Spectra Energy Corp.	92,660	3,334,833
Tesoro Corp.	52,360	2,976,666
The Williams Cos., Inc.	95,175	3,252,130
Valero Energy Corp.	392,925	14,054,927
World Fuel Services Corp.	44,200	1,712,308
WPX Energy, Inc. *	90,058	1,730,014

		422,693,779

Food & Staples Retailing 4.3%
Casey’s General Stores, Inc.	13,312	881,654
Costco Wholesale Corp.	107,415	12,598,705
CVS Caremark Corp.	371,635	22,851,836
Harris Teeter Supermarkets, Inc.	14,100	693,438
Safeway, Inc.	297,740	7,678,715
SUPERVALU, Inc. *	827,820	6,630,838
Sysco Corp.	180,540	6,230,435
The Kroger Co.	267,320	10,497,656
Wal-Mart Stores, Inc.	514,725	40,117,667
Walgreen Co.	302,170	15,184,043
Whole Foods Market, Inc.	32,800	1,823,024

		125,188,011

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	398,680	13,977,721
Archer-Daniels-Midland Co.	296,905	10,828,125
Beam, Inc.	21,700	1,410,283
Brown-Forman Corp., Class B	12,950	939,005
Bunge Ltd.	77,775	5,911,678
Campbell Soup Co.	37,330	1,747,044
Coca-Cola Enterprises, Inc.	107,295	4,027,854
ConAgra Foods, Inc.	111,305	4,030,354
Constellation Brands, Inc., Class A *	23,105	1,203,539
Dean Foods Co. *	117,390	1,279,551
Dr Pepper Snapple Group, Inc.	37,300	1,743,402
General Mills, Inc.	90,110	4,685,720
Hillshire Brands Co.	88,300	3,109,043
Hormel Foods Corp.	23,220	983,367
Ingredion, Inc.	12,200	819,840
Kellogg Co.	42,880	2,840,371
Kraft Foods Group, Inc.	23,600	1,335,288
Lorillard, Inc.	67,654	2,877,325
McCormick & Co., Inc. - Non Voting Shares	13,940	998,243
Mead Johnson Nutrition Co.	10,100	735,684
Molson Coors Brewing Co., Class B	20,780	1,040,247
Mondelez International, Inc., Class A	396,492	12,398,305
PepsiCo, Inc.	233,308	19,490,550
Philip Morris International, Inc.	191,520	17,079,754
Reynolds American, Inc.	53,950	2,666,748
Smithfield Foods, Inc. *	62,306	2,068,559
The Coca-Cola Co.	374,230	14,999,138
The Hershey Co.	13,150	1,247,541
The JM Smucker Co.	16,025	1,803,133
Tyson Foods, Inc., Class A	146,480	4,045,778

		142,323,190

Health Care Equipment & Services 5.7%
Abbott Laboratories	261,290	9,571,053
Aetna, Inc.	148,332	9,518,464
AmerisourceBergen Corp.	115,040	6,703,381
Baxter International, Inc.	79,060	5,774,542
Becton, Dickinson & Co.	39,355	4,081,901
Boston Scientific Corp. *	338,265	3,693,854
C.R. Bard, Inc.	15,200	1,741,920
Cardinal Health, Inc.	195,620	9,798,606
CareFusion Corp. *	30,710	1,184,485
Cigna Corp.	48,309	3,759,889
Community Health Systems, Inc.	33,550	1,545,313
Covidien plc	52,770	3,252,215
DaVita HealthCare Partners, Inc. *	11,860	1,380,623
DENTSPLY International, Inc.	17,935	769,053
Express Scripts Holding Co. *	62,340	4,086,387
HCA Holdings, Inc.	57,300	2,234,700
Health Management Associates, Inc., Class A *	71,100	958,428
Health Net, Inc. *	72,070	2,210,387
Henry Schein, Inc. *	13,230	1,373,671
Humana, Inc.	57,140	5,214,596
Laboratory Corp. of America Holdings *	12,030	1,163,782
LifePoint Hospitals, Inc. *	15,730	773,287
Magellan Health Services, Inc. *	12,000	685,800
McKesson Corp.	91,800	11,260,188
Medtronic, Inc.	173,365	9,576,683
Omnicare, Inc.	32,510	1,716,203
Owens & Minor, Inc.	32,002	1,150,792
Patterson Cos., Inc.	22,375	914,914
Quest Diagnostics, Inc.	39,355	2,294,790
St. Jude Medical, Inc.	55,560	2,910,788
Stryker Corp.	40,445	2,849,755
Tenet Healthcare Corp. *	24,793	1,107,007
UnitedHealth Group, Inc.	316,675	23,069,774
Universal Health Services, Inc., Class B	17,450	1,220,627
Varian Medical Systems, Inc. *	12,820	929,450
WellCare Health Plans, Inc. *	11,200	683,536

 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WellPoint, Inc.	267,870	22,918,957
Zimmer Holdings, Inc.	38,840	3,242,363

		167,322,164

Household & Personal Products 2.2%
Avon Products, Inc.	118,425	2,707,196
Church & Dwight Co., Inc.	10,600	675,220
Colgate-Palmolive Co.	104,460	6,254,020
Energizer Holdings, Inc.	9,220	938,596
Herbalife Ltd. (b)	15,300	1,002,150
Kimberly-Clark Corp.	57,420	5,673,096
The Clorox Co.	13,420	1,153,315
The Estee Lauder Cos., Inc., Class A	17,820	1,169,883
The Procter & Gamble Co.	548,795	44,068,238

		63,641,714

Insurance 4.2%
ACE Ltd.	42,500	3,883,650
Aflac, Inc.	70,740	4,363,243
Allied World Assurance Co. Holdings AG	7,600	719,340
American Financial Group, Inc.	19,440	1,004,854
American International Group, Inc. *	125,680	5,719,697
Aon plc	34,536	2,331,180
Arch Capital Group Ltd. *	27,275	1,476,941
Assurant, Inc.	39,355	2,131,467
Axis Capital Holdings Ltd.	29,850	1,300,266
Berkshire Hathaway, Inc., Class B *	178,511	20,684,070
Cincinnati Financial Corp.	29,580	1,449,420
Endurance Specialty Holdings Ltd.	18,830	991,023
Everest Re Group Ltd.	11,525	1,538,933
Fidelity National Financial, Inc., Class A	60,825	1,488,996
Genworth Financial, Inc., Class A *	211,300	2,744,787
Hartford Financial Services Group, Inc.	175,510	5,416,239
HCC Insurance Holdings, Inc.	17,000	757,010
Lincoln National Corp.	58,280	2,428,528
Loews Corp.	64,282	2,928,045
Marsh & McLennan Cos., Inc.	70,550	2,953,928
MetLife, Inc.	103,105	4,992,344
PartnerRe Ltd.	16,930	1,515,912
Platinum Underwriters Holdings Ltd.	15,400	894,586
Principal Financial Group, Inc.	44,585	1,933,206
Prudential Financial, Inc.	89,640	7,078,871
Reinsurance Group of America, Inc.	12,000	817,080
RenaissanceRe Holdings Ltd.	13,125	1,141,481
The Allstate Corp.	137,155	6,992,162
The Chubb Corp.	73,875	6,390,187
The Progressive Corp.	171,045	4,448,880
The Travelers Cos., Inc.	173,395	14,487,152
Torchmark Corp.	17,510	1,244,611
Unum Group	61,225	1,937,159
W. R. Berkley Corp.	27,660	1,171,954
White Mountains Insurance Group Ltd.	1,129	675,142
XL Group plc	56,285	1,764,535

		123,796,879

Materials 3.3%
Air Products & Chemicals, Inc.	36,475	3,962,644
Airgas, Inc.	9,000	928,890
Albemarle Corp.	10,400	644,904
Alcoa, Inc.	589,505	4,686,565
Allegheny Technologies, Inc.	35,911	990,066
AptarGroup, Inc.	11,100	648,129
Ashland, Inc.	18,635	1,618,263
Avery Dennison Corp.	29,850	1,335,190
Ball Corp.	32,480	1,454,779
Bemis Co., Inc.	24,555	1,011,420
Celanese Corp., Series A	21,200	1,018,872
CF Industries Holdings, Inc.	5,271	1,033,169
Cliffs Natural Resources, Inc. (b)	42,800	835,028
Commercial Metals Co.	72,645	1,125,271
Cytec Industries, Inc.	8,700	677,730
Domtar Corp.	16,591	1,153,240
E.I. du Pont de Nemours & Co.	124,745	7,196,539
Eastman Chemical Co.	23,020	1,851,499
Ecolab, Inc.	21,791	2,007,823
FMC Corp.	12,680	838,909
Freeport-McMoRan Copper & Gold, Inc.	213,570	6,039,760
Huntsman Corp.	50,915	917,488
International Flavors & Fragrances, Inc.	12,035	970,984
International Paper Co.	101,395	4,898,392
LyondellBasell Industries N.V., Class A	32,100	2,205,591
Martin Marietta Materials, Inc.	8,210	817,716
MeadWestvaco Corp.	41,640	1,538,598
Monsanto Co.	43,695	4,316,192
Newmont Mining Corp.	74,410	2,232,300
Nucor Corp.	103,280	4,831,438
Owens-Illinois, Inc. *	53,145	1,581,064
Packaging Corp. of America	17,845	959,883
PPG Industries, Inc.	19,400	3,112,536
Praxair, Inc.	37,070	4,454,702
Reliance Steel & Aluminum Co.	24,320	1,707,264
RPM International, Inc.	22,565	795,191
Sealed Air Corp.	52,475	1,429,419
Sigma-Aldrich Corp.	13,030	1,088,787
Sonoco Products Co.	26,955	1,037,498
Southern Copper Corp.	23,922	623,647
Steel Dynamics, Inc.	72,450	1,127,322
The Dow Chemical Co.	266,100	9,324,144
The Mosaic Co.	41,210	1,693,319
The Sherwin-Williams Co.	10,845	1,888,874
The Valspar Corp.	11,650	793,598
United States Steel Corp. (b)	99,895	1,733,178
Vulcan Materials Co.	20,623	972,993

		98,110,808

4

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 3.9%
Cablevision Systems Corp., Class A	79,165	1,479,594
CBS Corp., Class B - Non Voting Shares	114,190	6,033,800
Charter Communications, Inc., Class A *	10,300	1,295,122
Comcast Corp., Class A	313,440	14,129,875
DIRECTV *	151,640	9,594,263
Discovery Communications, Inc., Class A *	16,667	1,328,693
DISH Network Corp., Class A	27,970	1,248,860
Gannett Co., Inc.	97,530	2,512,373
Liberty Global plc, Class A *	82,748	6,712,518
Omnicom Group, Inc.	57,304	3,682,928
Starz, Class A *	18,300	413,031
The Interpublic Group of Cos., Inc.	56,405	927,862
The Walt Disney Co.	296,450	19,165,492
The Washington Post Co., Class B	1,785	959,188
Thomson Reuters Corp.	70,000	2,382,100
Time Warner Cable, Inc.	54,009	6,160,807
Time Warner, Inc.	363,588	22,636,989
Twenty-First Century Fox, Inc.	259,420	7,751,469
Viacom Inc., Class B	88,200	6,418,314

		114,833,278

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie, Inc.	36,600	1,664,568
Actavis, Inc. *	8,565	1,150,022
Agilent Technologies, Inc.	74,105	3,314,717
Allergan, Inc.	14,030	1,278,414
Amgen, Inc.	124,655	13,498,890
Biogen Idec, Inc. *	14,450	3,151,978
Bristol-Myers Squibb Co.	247,150	10,686,766
Celgene Corp. *	9,900	1,453,914
Eli Lilly & Co.	165,255	8,776,693
Forest Laboratories, Inc. *	51,755	2,254,448
Gilead Sciences, Inc. *	114,020	7,006,529
Hospira, Inc. *	26,550	1,080,585
Johnson & Johnson	435,195	40,690,732
Life Technologies Corp. *	16,019	1,195,017
Merck & Co., Inc.	365,657	17,613,698
Mettler-Toledo International, Inc. *	3,200	705,920
Mylan, Inc. *	29,975	1,005,961
Pfizer, Inc.	1,220,399	35,672,263
Thermo Fisher Scientific, Inc.	38,545	3,511,835
Warner Chilcott plc, Class A	63,800	1,359,578
Waters Corp. *	7,300	736,862

		157,809,390

Real Estate 0.9%
American Tower Corp.	18,365	1,300,058
Annaly Capital Management, Inc.	149,285	1,779,477
Apartment Investment & Management Co., Class A	30,154	885,924
AvalonBay Communities, Inc.	5,499	744,235
Boston Properties, Inc.	11,890	1,271,635
Equity Residential	25,645	1,436,120
HCP, Inc.	21,365	937,282
Health Care REIT, Inc.	8,300	535,267
Hospitality Properties Trust	28,255	804,985
Host Hotels & Resorts, Inc.	87,378	1,560,571
Kimco Realty Corp.	31,660	713,933
Plum Creek Timber Co., Inc.	24,495	1,194,866
Prologis, Inc.	16,800	644,448
Public Storage	8,130	1,294,459
Rayonier, Inc.	11,702	683,865
Simon Property Group, Inc.	14,176	2,269,011
Ventas, Inc.	12,478	820,304
Vornado Realty Trust REIT	19,128	1,622,246
Weyerhaeuser Co.	195,557	5,553,819

		26,052,505

Retailing 4.7%
Aaron’s, Inc.	23,800	682,108
Abercrombie & Fitch Co., Class A	26,310	1,312,080
Advance Auto Parts, Inc.	15,345	1,265,809
Amazon.com, Inc. *	8,550	2,575,431
American Eagle Outfitters, Inc.	61,335	1,204,619
AutoNation, Inc. *	12,900	617,910
AutoZone, Inc. *	2,023	907,477
Bed Bath & Beyond, Inc. *	41,265	3,155,535
Best Buy Co., Inc.	323,200	9,725,088
Big Lots, Inc. *	39,865	1,440,323
CarMax, Inc. *	29,180	1,430,987
Core-Mark Holding Co., Inc.	15,300	958,545
Dick’s Sporting Goods, Inc.	11,900	611,779
Dillard’s, Inc., Class A	9,975	842,189
Dollar General Corp. *	25,300	1,383,151
Dollar Tree, Inc. *	34,034	1,825,924
Expedia, Inc.	18,165	856,117
Family Dollar Stores, Inc.	18,675	1,284,093
Foot Locker, Inc.	37,795	1,365,533
GameStop Corp., Class A (b)	60,990	2,992,169
Genuine Parts Co.	37,400	3,066,426
J.C. Penney Co., Inc. (b)*	132,500	1,934,500
Kohl’s Corp.	100,195	5,308,331
L Brands, Inc.	38,220	2,131,529
Liberty Interactive Corp., Class A *	124,220	3,038,421
Lowe’s Cos., Inc.	361,155	16,100,290
Macy’s, Inc.	97,320	4,704,449
Nordstrom, Inc.	32,155	1,969,172
O’Reilly Automotive, Inc. *	9,830	1,231,306
PetSmart, Inc.	19,340	1,416,075
Priceline.com, Inc. *	988	865,162
RadioShack Corp. (b)*	214,280	584,984
Rent-A-Center, Inc.	24,670	986,553
Ross Stores, Inc.	21,590	1,456,677
Sears Holdings Corp. (b)*	48,321	2,213,102
Signet Jewelers Ltd.	16,500	1,206,315
Staples, Inc.	363,750	6,191,025
Target Corp.	204,595	14,577,394
The Gap, Inc.	97,975	4,497,053
The Home Depot, Inc.	237,396	18,761,406
The TJX Cos., Inc.	104,260	5,425,690
Tiffany & Co.	18,035	1,433,963

 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tractor Supply Co.	7,200	872,136
Williams-Sonoma, Inc.	17,845	1,050,357

		137,459,183

Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	25,950	922,782
Analog Devices, Inc.	47,965	2,367,552
Applied Materials, Inc.	370,425	6,041,632
Broadcom Corp., Class A	50,745	1,399,040
Intel Corp.	1,174,810	27,373,073
KLA-Tencor Corp.	26,380	1,546,659
Lam Research Corp. *	25,700	1,264,954
Linear Technology Corp.	26,255	1,064,903
LSI Corp. *	118,940	925,353
Marvell Technology Group Ltd.	84,530	1,096,354
Maxim Integrated Products, Inc.	45,000	1,287,000
Microchip Technology, Inc.	26,680	1,060,263
Micron Technology, Inc. *	244,075	3,233,994
NVIDIA Corp.	74,237	1,071,240
Texas Instruments, Inc.	304,770	11,946,984
Xilinx, Inc.	43,220	2,017,942

		64,619,725

Software & Services 5.4%
Accenture plc, Class A	58,295	4,302,754
Adobe Systems, Inc. *	44,140	2,086,939
Alliance Data Systems Corp. *	5,580	1,103,612
Amdocs Ltd.	30,200	1,161,794
AOL, Inc. *	51,080	1,881,787
Autodesk, Inc. *	20,200	714,878
Automatic Data Processing, Inc.	64,980	4,684,408
BMC Software, Inc. *	24,740	1,137,298
Broadridge Financial Solutions, Inc.	24,700	714,818
CA, Inc.	49,205	1,463,357
Citrix Systems, Inc. *	9,100	655,382
Cognizant Technology Solutions Corp., Class A *	15,400	1,114,806
Computer Sciences Corp.	75,945	3,619,539
CoreLogic, Inc. *	82,900	2,312,910
DST Systems, Inc.	11,400	798,342
eBay, Inc. *	79,575	4,113,232
Fidelity National Information Services, Inc.	50,823	2,193,521
Fiserv, Inc. *	19,350	1,862,244
Google, Inc., Class A *	9,806	8,703,805
IAC/InterActiveCorp	26,262	1,329,120
International Business Machines Corp.	172,095	33,565,409
Intuit, Inc.	26,555	1,697,396
MasterCard, Inc., Class A	3,976	2,427,785
Microsoft Corp.	1,516,215	48,261,123
Oracle Corp.	308,960	9,994,856
Paychex, Inc.	42,760	1,686,454
SAIC, Inc.	119,600	1,828,684
Symantec Corp.	154,445	4,120,593
Teradata Corp. *	11,100	656,232
The Western Union Co.	116,210	2,087,132
Total System Services, Inc.	34,270	939,341
Visa, Inc., Class A	13,800	2,442,738
Yahoo! Inc. *	106,905	3,002,961

		158,665,250

Technology Hardware & Equipment 4.5%
Amphenol Corp., Class A	13,500	1,060,560
Anixter International, Inc. *	10,520	873,581
Apple, Inc.	27,268	12,338,770
Arrow Electronics, Inc. *	50,895	2,323,357
Avnet, Inc. *	65,480	2,466,631
Cisco Systems, Inc.	886,165	22,641,516
Corning, Inc.	209,560	3,183,216
Dell, Inc.	581,710	7,370,266
EMC Corp.	188,410	4,926,921
Harris Corp.	28,625	1,633,629
Hewlett-Packard Co.	1,562,775	40,132,062
Ingram Micro, Inc., Class A *	182,355	4,163,165
Jabil Circuit, Inc.	58,195	1,337,903
Juniper Networks, Inc. *	96,470	2,090,505
Lexmark International, Inc., Class A	29,645	1,111,391
Molex, Inc.	27,530	821,220
Motorola Solutions, Inc.	91,345	5,008,446
NetApp, Inc.	25,930	1,066,242
QUALCOMM, Inc.	104,085	6,718,687
SanDisk Corp. *	20,665	1,139,055
Tech Data Corp. *	47,240	2,425,301
Vishay Intertechnology, Inc. *	57,840	832,318
Western Digital Corp.	39,200	2,523,696
Xerox Corp.	388,826	3,771,612

		131,960,050

Telecommunication Services 3.5%
AT&T, Inc.	1,530,985	53,997,841
CenturyLink, Inc.	77,855	2,791,102
Crown Castle International Corp. *	14,280	1,003,170
Frontier Communications Corp. (b)	390,298	1,701,699
NII Holdings, Inc. (b)*	186,470	1,338,855
Sprint Corp. *	329,457	1,963,564
Telephone & Data Systems, Inc.	55,227	1,464,068
Verizon Communications, Inc.	758,130	37,512,272
Windstream Corp. (b)	215,900	1,802,765

		103,575,336

Transportation 1.5%
Avis Budget Group, Inc. *	64,890	2,053,119
C.H. Robinson Worldwide, Inc.	34,080	2,031,850
CSX Corp.	232,810	5,776,016
Expeditors International of Washington, Inc.	37,525	1,513,008
FedEx Corp.	85,862	9,101,372
Hertz Global Holdings, Inc. *	70,700	1,810,627
J.B. Hunt Transport Services, Inc.	11,445	857,574
Norfolk Southern Corp.	53,750	3,932,350
Ryder System, Inc.	28,420	1,757,493
Union Pacific Corp.	52,656	8,350,715

6

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Parcel Service, Inc., Class B	94,260	8,181,768

		45,365,892

Utilities 4.1%
AGL Resources, Inc.	16,714	765,334
Alliant Energy Corp.	24,475	1,296,441
Ameren Corp.	82,390	2,950,386
American Electric Power Co., Inc.	103,645	4,803,946
American Water Works Co., Inc.	22,200	947,496
Atmos Energy Corp.	26,060	1,152,894
Calpine Corp. *	65,250	1,305,653
CenterPoint Energy, Inc.	90,770	2,252,911
CMS Energy Corp.	47,710	1,335,403
Consolidated Edison, Inc.	63,225	3,787,178
Dominion Resources, Inc.	136,310	8,084,546
DTE Energy Co.	43,365	3,065,906
Duke Energy Corp.	91,148	6,471,508
Edison International	77,090	3,842,937
Entergy Corp.	72,817	4,915,147
Exelon Corp.	250,937	7,676,163
FirstEnergy Corp.	123,034	4,683,904
Great Plains Energy, Inc.	31,570	763,678
Integrys Energy Group, Inc.	22,135	1,390,078
MDU Resources Group, Inc.	49,680	1,393,027
National Fuel Gas Co.	12,745	826,258
NextEra Energy, Inc.	68,780	5,957,036
NiSource, Inc.	66,635	2,047,027
Northeast Utilities	32,915	1,461,755
NRG Energy, Inc.	99,926	2,680,015
NV Energy, Inc.	48,200	1,138,966
OGE Energy Corp.	28,530	1,067,022
ONEOK, Inc.	35,220	1,864,899
Pepco Holdings, Inc.	82,165	1,688,491
PG&E Corp.	101,415	4,653,934
Pinnacle West Capital Corp.	22,885	1,347,927
PPL Corp.	98,155	3,118,384
Public Service Enterprise Group, Inc.	135,580	4,581,248
Questar Corp.	42,750	1,020,015
SCANA Corp.	25,685	1,333,308
Sempra Energy	44,915	3,935,901
TECO Energy, Inc.	58,025	1,025,302
The AES Corp.	225,240	2,801,986
The Southern Co.	148,670	6,666,363
UGI Corp.	27,620	1,159,764
Vectren Corp.	20,000	740,400
Westar Energy, Inc.	23,870	801,793
Wisconsin Energy Corp.	28,740	1,249,615
Xcel Energy, Inc.	103,990	3,114,501

		119,166,446

Total Common Stock
(Cost $2,103,428,335)		2,823,329,114

Other Investment Company 3.2% of net assets

Money Market Fund 3.2%
State Street Institutional U.S. Government Money Market Fund 0.00% (e)	93,985,946	93,985,946

Total Other Investment Company
(Cost $93,985,946)		93,985,946

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.01%, 09/19/13 (c)(d)	200,000	199,997
0.02%, 09/19/13 (c)(d)	450,000	449,988
0.04%, 09/19/13 (c)(d)	4,300,000	4,299,766

Total Short-Term Investments
(Cost $4,949,751)		4,949,751

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Institutional U.S. Government Money Market Fund 0.00% (e)	15,542,114	15,542,114

Total Collateral Invested for Securities on Loan
(Cost $15,542,114)		15,542,114

End of Collateral Invested for Securities on Loan.

At 07/31/13, tax basis cost of the fund’s investments was $2,221,540,507 and the unrealized appreciation and depreciation were $718,251,783 and ($17,527,479), respectively, with a net unrealized appreciation of $700,724,304.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $17,218,698.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/20/13	1,175	98,729,375	2,833,406

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

8

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,823,329,114	$—	$—	$2,823,329,114
Other Investment Company[1]	93,985,946	—	—	93,985,946
Short-Term Investments[1]	—	4,949,751	—	4,949,751

Total	$2,917,315,060	$4,949,751	$—	$2,922,264,811

Other Financial Instruments
Collateral Invested for Securities on Loan	$15,542,114	$—	$—	$15,542,114
Futures Contract[2]	2,833,406	—	—	2,833,406

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$170,860	$9,858	($10,637)	$—	($170,081)	$—	$—	$—

Total	$170,860	$9,858	($10,637)	$—	($170,081)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

 9

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46846JUL13

10

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.7%	Common Stock	596,620,779	786,516,203
0.0%	Warrants	—	80
2.8%	Other Investment Company	22,684,156	22,684,156
0.1%	Short-Term Investment	1,199,934	1,199,934

99.6%	Total Investments	620,504,869	810,400,373
3.1%	Collateral Invested for Securities on Loan	25,509,696	25,509,696
(2.7%)	Other Assets and Liabilities, Net		(22,133,208)

100.0%	Net Assets		813,776,861

	Number	Value
Security	of Shares	($)

Common Stock 96.7% of net assets

Automobiles & Components 1.0%
Cooper Tire & Rubber Co.	37,200	1,247,688
Dana Holding Corp.	90,700	1,981,795
Drew Industries, Inc.	10,195	416,262
Gentex Corp.	55,600	1,255,448
Superior Industries International, Inc.	22,260	405,354
Tenneco, Inc. *	19,200	927,936
Thor Industries, Inc.	39,800	2,151,190

		8,385,673

Banks 4.7%
Associated Banc-Corp.	96,100	1,627,934
Astoria Financial Corp.	88,100	1,074,820
BancorpSouth, Inc.	51,000	1,002,150
Bank of Hawaii Corp.	23,700	1,318,668
BankUnited, Inc.	4,400	133,056
BOK Financial Corp.	7,300	486,837
CapitalSource, Inc.	178,600	2,161,060
Capitol Federal Financial, Inc.	36,586	461,350
Cathay General Bancorp	23,000	546,480
City Holding Co. (a)	8,690	384,619
City National Corp.	15,200	1,056,856
Commerce Bancshares, Inc.	25,485	1,162,881
Community Bank System, Inc.	2,700	90,558
Cullen/Frost Bankers, Inc. (a)	16,200	1,167,048
CVB Financial Corp.	29,180	381,966
East West Bancorp, Inc.	29,300	903,319
F.N.B. Corp.	48,700	615,568
First Financial Bancorp	5,700	91,827
First Horizon National Corp.	132,200	1,630,026
First Midwest Bancorp, Inc.	31,895	487,037
First Niagara Financial Group, Inc.	94,200	1,006,998
First Republic Bank	15,700	678,083
Firstmerit Corp.	75,101	1,683,765
Fulton Financial Corp.	79,300	998,387
Glacier Bancorp, Inc.	23,380	569,069
Hancock Holding Co.	12,900	422,604
International Bancshares Corp.	25,300	612,513
MB Financial, Inc.	18,345	527,969
NBT Bancorp, Inc.	15,355	346,562
Northwest Bancshares, Inc.	30,792	425,546
Old National Bancorp	31,725	457,157
People’s United Financial, Inc.	110,500	1,657,500
Prosperity Bancshares, Inc.	10,300	607,906
Provident Financial Services, Inc.	31,390	558,428
Signature Bank *	1,100	100,705
Susquehanna Bancshares, Inc.	50,200	667,660
SVB Financial Group *	6,400	558,208
Synovus Financial Corp.	626,700	2,086,911
TCF Financial Corp.	94,900	1,446,276
Trustmark Corp.	27,600	744,372
UMB Financial Corp.	9,701	580,120
Umpqua Holdings Corp.	35,500	597,820
United Bankshares, Inc. (a)	19,895	563,426
Valley National Bancorp	97,700	1,011,195
Washington Federal, Inc.	43,300	941,775
Webster Financial Corp.	27,300	743,652
Westamerica Bancorp	11,770	564,842
Wintrust Financial Corp.	8,840	361,644

		38,305,153

Capital Goods 10.4%
A.O. Smith Corp.	23,100	954,492
AAR Corp.	40,280	976,387
Actuant Corp., Class A	24,100	850,971
Acuity Brands, Inc.	18,300	1,582,950
Aegion Corp. *	17,415	397,410
Aircastle Ltd.	49,000	861,420
Albany International Corp., Class A	19,500	672,945
Apogee Enterprises, Inc.	20,295	543,094
Applied Industrial Technologies, Inc.	27,820	1,451,091
Armstrong World Industries, Inc. *	18,000	901,440
Astec Industries, Inc.	13,950	488,250
B/E Aerospace, Inc. *	19,800	1,380,258
Barnes Group, Inc.	30,165	995,445
Beacon Roofing Supply, Inc. *	20,280	827,221
Brady Corp., Class A	29,200	971,484
Briggs & Stratton Corp.	49,700	1,006,425
Carlisle Cos., Inc.	26,900	1,822,206
Chart Industries, Inc. *	4,910	558,267
Chicago Bridge & Iron Co., N.V.	32,198	1,918,357
CIRCOR International, Inc.	9,790	514,171
CLARCOR, Inc.	18,925	1,040,496
CNH Global N.V.	18,100	850,519
Crane Co.	21,600	1,315,440
Cubic Corp.	7,090	358,400

 1

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Curtiss-Wright Corp.	30,400	1,235,456
DigitalGlobe, Inc. *	2,800	90,720
Donaldson Co., Inc.	42,100	1,526,125
Dycom Industries, Inc. *	40,370	1,068,998
Encore Wire Corp.	17,540	731,593
EnerSys, Inc.	22,400	1,185,408
EnPro Industries, Inc. *	7,770	441,569
ESCO Technologies, Inc.	10,500	363,615
Esterline Technologies Corp. *	12,500	1,018,000
Fortune Brands Home & Security, Inc.	19,700	813,807
Franklin Electric Co., Inc.	13,960	520,150
GATX Corp.	34,400	1,554,192
Generac Holdings, Inc.	3,200	138,720
Gibraltar Industries, Inc. *	32,755	504,427
Graco, Inc.	20,240	1,412,347
GrafTech International Ltd. *	81,400	612,128
Granite Construction, Inc.	42,500	1,285,625
H&E Equipment Services, Inc.	24,520	560,037
HEICO Corp.	8,810	500,408
Hexcel Corp. *	24,085	848,033
Huntington Ingalls Industries, Inc.	37,500	2,331,750
IDEX Corp.	24,900	1,485,285
Kaman Corp.	14,480	548,213
Kaydon Corp.	21,935	637,870
Kennametal, Inc.	37,100	1,607,914
Layne Christensen Co. *	23,700	459,306
Lincoln Electric Holdings, Inc.	32,000	1,889,280
MasTec, Inc. *	17,410	574,530
Meritor, Inc. *	92,200	749,586
Middleby Corp. *	2,908	520,358
Moog, Inc., Class A *	20,800	1,169,792
MRC Global, Inc. *	23,400	627,588
MSC Industrial Direct Co., Inc., Class A	14,000	1,133,300
Mueller Industries, Inc.	19,800	1,086,822
Mueller Water Products, Inc., Class A	111,000	859,140
National Presto Industries, Inc. (a)	4,645	344,380
Navistar International Corp. (a)*	48,600	1,659,690
Nordson Corp.	12,650	912,824
Orbital Sciences Corp. *	42,155	781,554
Polypore International, Inc. (a)*	9,500	398,905
Quanex Building Products Corp.	30,050	511,451
Raven Industries, Inc.	10,830	332,048
Regal-Beloit Corp.	16,400	1,060,752
Rush Enterprises, Inc., Class A *	24,660	614,527
Simpson Manufacturing Co., Inc.	19,285	636,791
Spirit AeroSystems Holdings, Inc., Class A *	68,900	1,747,304
TAL International Group, Inc. *	12,290	494,672
Teledyne Technologies, Inc. *	12,400	994,108
Tennant Co.	8,480	437,568
The Babcock & Wilcox Co.	33,500	1,023,090
The Greenbrier Cos., Inc. *	15,120	345,794
The Manitowoc Co., Inc.	63,500	1,303,655
The Toro Co.	31,220	1,538,522
Titan International, Inc.	14,875	256,445
TransDigm Group, Inc.	9,600	1,388,064
TriMas Corp. *	2,500	92,575
Trinity Industries, Inc.	45,400	1,787,398
Triumph Group, Inc.	12,200	957,212
Tutor Perini Corp. *	83,300	1,647,674
Universal Forest Products, Inc.	30,370	1,252,762
Valmont Industries, Inc.	6,450	900,678
WABCO Holdings, Inc. *	17,800	1,407,268
Wabtec Corp.	19,120	1,110,107
Watsco, Inc.	12,945	1,208,416
Watts Water Technologies, Inc., Class A	15,455	807,987
Woodward, Inc.	22,200	908,424

		84,193,876

Commercial & Professional Supplies 4.1%
ABM Industries, Inc.	61,700	1,598,030
Clean Harbors, Inc. *	11,330	639,465
Consolidated Graphics, Inc. *	14,520	778,127
Copart, Inc. *	33,000	1,072,830
Covanta Holding Corp.	52,000	1,082,120
Deluxe Corp.	29,600	1,213,896
FTI Consulting, Inc. *	25,200	938,952
G&K Services, Inc., Class A	17,190	907,804
Healthcare Services Group, Inc.	22,255	547,696
Herman Miller, Inc.	39,610	1,113,437
HNI Corp.	39,800	1,516,778
Huron Consulting Group, Inc. *	7,800	397,332
ICF International, Inc. *	13,600	454,104
IHS, Inc., Class A *	5,910	648,800
Insperity, Inc.	18,360	607,165
Interface, Inc.	23,385	444,081
KAR Auction Services, Inc.	5,400	137,376
Kelly Services, Inc., Class A	77,300	1,512,761
Kforce, Inc.	29,400	490,392
Knoll, Inc.	31,500	520,380
Korn/Ferry International *	27,530	537,661
McGrath RentCorp	12,925	442,552
Mine Safety Appliances Co.	11,825	628,262
Navigant Consulting, Inc. *	46,725	627,050
Nielsen Holdings N.V.	33,200	1,109,544
Quad Graphics, Inc. (a)	37,400	1,048,696
Resources Connection, Inc.	48,760	648,508
Rollins, Inc.	14,022	357,561
Steelcase, Inc., Class A	93,200	1,420,368
Stericycle, Inc. *	11,400	1,321,716
Tetra Tech, Inc. *	24,195	571,002
The Brink’s Co.	57,700	1,542,321
The Corporate Executive Board Co.	15,970	1,076,857
Towers Watson & Co., Class A	14,315	1,205,752
TrueBlue, Inc. *	43,530	1,162,251
UniFirst Corp.	6,605	647,422
Verisk Analytics, Inc., Class A *	17,300	1,113,428
Viad Corp.	20,965	504,208
Waste Connections, Inc.	26,300	1,137,738

		33,724,423

Consumer Durables & Apparel 4.1%
American Greetings Corp., Class A	66,700	1,269,968
Arctic Cat, Inc.	7,800	429,312
Blyth, Inc. (a)	21,644	303,232
Brunswick Corp.	27,400	1,034,350
Callaway Golf Co.	91,655	658,083
Carter’s, Inc.	13,900	991,348

2

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Columbia Sportswear Co. (a)	8,180	527,774
Crocs, Inc. *	29,160	398,617
Deckers Outdoor Corp. *	14,750	808,743
Ethan Allen Interiors, Inc.	21,165	642,781
Fossil Group, Inc. *	13,200	1,450,680
G-III Apparel Group Ltd. *	9,500	488,870
Hanesbrands, Inc.	32,500	2,062,450
Helen of Troy Ltd. *	12,730	540,770
JAKKS Pacific, Inc. (a)	40,825	245,358
KB Home	55,600	986,900
La-Z-Boy, Inc.	38,920	806,812
Lennar Corp., Class A	38,800	1,314,156
M.D.C. Holdings, Inc.	17,700	560,028
Meritage Homes Corp. *	12,300	556,698
Michael Kors Holdings Ltd. *	1,700	114,478
NACCO Industries, Inc., Class A	9,040	554,423
Polaris Industries, Inc.	15,000	1,682,100
PulteGroup, Inc. *	78,700	1,308,781
PVH Corp.	14,389	1,896,326
Quiksilver, Inc. *	129,200	816,544
Skechers U.S.A., Inc., Class A *	34,045	928,748
Steven Madden Ltd. *	10,348	532,094
Tempur-Pedic International, Inc. *	32,915	1,305,080
The Jones Group, Inc.	140,400	2,305,368
The Ryland Group, Inc.	24,700	998,868
Toll Brothers, Inc. *	41,300	1,357,531
Tupperware Brands Corp.	19,900	1,677,172
Under Armour, Inc., Class A *	8,330	559,193
Wolverine World Wide, Inc.	25,290	1,454,428

		33,568,064

Consumer Services 5.2%
Ameristar Casinos, Inc.	35,475	939,023
Bally Technologies, Inc. *	14,475	1,037,568
Bob Evans Farms, Inc.	30,355	1,542,641
Boyd Gaming Corp. (a)*	97,600	1,299,056
Buffalo Wild Wings, Inc. *	3,400	352,172
Burger King Worldwide, Inc. (a)	7,200	138,168
Caesars Entertainment Corp. (a)*	117,300	1,883,838
Capella Education Co. *	2,300	112,723
Career Education Corp. *	291,300	937,986
CEC Entertainment, Inc.	26,580	1,105,462
Chipotle Mexican Grill, Inc. *	3,463	1,427,691
Choice Hotels International, Inc.	9,040	375,793
Cracker Barrel Old Country Store, Inc.	17,720	1,734,788
DeVry, Inc. (a)	41,700	1,254,336
DineEquity, Inc.	6,530	454,945
Domino’s Pizza, Inc.	29,700	1,858,626
Dunkin’ Brands Group, Inc.	2,800	120,960
Hillenbrand, Inc.	26,200	649,498
Hyatt Hotels Corp., Class A *	16,800	760,200
International Speedway Corp., Class A	18,750	634,688
ITT Educational Services, Inc. (a)*	61,435	1,611,440
Jack in the Box, Inc. *	40,900	1,639,681
Las Vegas Sands Corp.	24,700	1,372,579
LIFE TIME FITNESS, Inc. *	12,885	686,642
Marriott Vacations Worldwide Corp. *	3,400	149,600
Matthews International Corp., Class A	17,815	689,084
Outerwall, Inc. (a)*	9,925	548,356
Panera Bread Co., Class A *	5,175	864,484
Papa John’s International, Inc. *	9,710	649,211
Penn National Gaming, Inc. *	28,600	1,429,714
Pinnacle Entertainment, Inc. *	28,275	600,844
Red Robin Gourmet Burgers, Inc. *	11,580	658,670
Regis Corp.	68,200	1,184,634
Ruby Tuesday, Inc. *	100,250	733,830
SeaWorld Entertainment, Inc.	2,500	91,675
Six Flags Entertainment Corp.	16,400	603,356
Sonic Corp. *	79,380	1,220,071
Sotheby’s	17,620	792,900
Steiner Leisure Ltd. *	9,560	553,906
Stewart Enterprises, Inc., Class A	39,240	515,614
Strayer Education, Inc. (a)	15,700	694,882
Texas Roadhouse, Inc.	27,810	679,676
The Cheesecake Factory, Inc.	35,735	1,516,593
The Wendy’s Co.	192,000	1,365,120
Vail Resorts, Inc.	12,360	827,873
Weight Watchers International, Inc.	22,092	1,048,265
WMS Industries, Inc. *	32,812	844,909

		42,193,771

Diversified Financials 3.2%
Affiliated Managers Group, Inc. *	6,100	1,100,135
American Capital Ltd. *	36,800	502,688
Ares Capital Corp.	44,700	795,213
Cash America International, Inc.	17,005	714,210
CBOE Holdings, Inc.	17,400	871,740
DFC Global Corp. *	5,900	91,391
E*TRADE Financial Corp. *	111,900	1,667,310
Ezcorp, Inc., Class A *	21,300	385,104
Federated Investors, Inc., Class B (a)	74,100	2,151,123
First Cash Financial Services, Inc. *	6,590	351,906
Greenhill & Co., Inc.	13,135	661,216
IntercontinentalExchange, Inc. *	6,300	1,149,435
Investment Technology Group, Inc. *	49,255	699,914
Janus Capital Group, Inc.	198,500	1,859,945
Lazard Ltd., Class A	19,900	723,564
Leucadia National Corp.	35,727	958,555
LPL Financial Holdings, Inc.	16,100	612,766
MSCI, Inc. *	32,400	1,135,620
Nelnet, Inc., Class A	14,940	580,867
Raymond James Financial, Inc.	24,900	1,097,343
SEI Investments Co.	56,300	1,779,643
Stifel Financial Corp. *	9,560	359,934
TD Ameritrade Holding Corp.	99,700	2,694,891
The NASDAQ OMX Group, Inc.	45,000	1,458,000
Waddell & Reed Financial, Inc., Class A	24,300	1,240,758
World Acceptance Corp. *	6,160	513,005

		26,156,276

Energy 5.9%
Atwood Oceanics, Inc. *	11,700	659,178
Basic Energy Services, Inc. *	26,885	307,564
Berry Petroleum Co., Class A	17,120	694,216
Bill Barrett Corp. (a)*	29,900	670,358
Bristow Group, Inc.	13,700	931,737
Cabot Oil & Gas Corp.	18,400	1,395,088

 3

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CARBO Ceramics, Inc. (a)	6,280	551,761
Cloud Peak Energy, Inc. *	35,200	564,256
Comstock Resources, Inc.	27,655	463,774
Concho Resources, Inc. *	7,200	645,768
Crosstex Energy, Inc.	31,100	624,799
Delek US Holdings, Inc.	14,300	432,575
Denbury Resources, Inc. *	82,300	1,440,250
Dresser-Rand Group, Inc. *	24,800	1,509,576
Dril-Quip, Inc. *	7,585	689,552
Energy XXI (Bermuda) Ltd.	16,400	440,340
EXCO Resources, Inc.	84,300	730,881
Exterran Holdings, Inc. *	65,700	2,085,975
Forest Oil Corp. *	192,200	984,064
Green Plains Renewable Energy, Inc. *	5,700	94,392
GulfMark Offshore, Inc., Class A	11,505	566,621
Helix Energy Solutions Group, Inc. *	65,800	1,669,346
Hercules Offshore, Inc. *	103,400	713,460
Hornbeck Offshore Services, Inc. *	10,380	549,621
ION Geophysical Corp. *	48,005	295,231
Key Energy Services, Inc. *	150,200	952,268
Matrix Service Co. *	23,100	366,135
Newpark Resources, Inc. *	48,740	557,586
Nordic American Tankers Ltd. (a)	49,385	468,170
Oceaneering International, Inc.	24,900	2,019,141
Oil States International, Inc. *	19,400	1,886,262
Parker Drilling Co. *	126,410	767,309
PDC Energy, Inc. *	8,455	466,293
Penn Virginia Corp. *	125,600	633,024
Pioneer Energy Services Corp. *	49,400	334,932
Quicksilver Resources, Inc. (a)*	179,200	259,840
Range Resources Corp.	16,200	1,281,420
Rosetta Resources, Inc. *	8,810	401,824
SandRidge Energy, Inc. (a)*	143,600	778,312
SemGroup Corp., Class A	27,600	1,557,744
Ship Finance International Ltd.	32,200	518,098
SM Energy Co.	20,200	1,388,346
Stone Energy Corp. *	32,200	784,392
Superior Energy Services, Inc. *	67,800	1,737,036
Swift Energy Co. *	40,805	519,856
Targa Resources Corp.	10,800	736,236
Teekay Corp.	30,300	1,202,001
TETRA Technologies, Inc. *	76,660	775,799
Tidewater, Inc.	37,400	2,206,226
Ultra Petroleum Corp. *	43,300	937,445
Unit Corp. *	29,700	1,338,876
W&T Offshore, Inc.	29,700	483,813
Western Refining, Inc. (a)	38,200	1,150,966
Whiting Petroleum Corp. *	27,700	1,425,719
Willbros Group, Inc. *	64,200	460,956

		48,106,408

Food & Staples Retailing 0.8%
PriceSmart, Inc.	4,540	413,276
Rite Aid Corp. *	428,600	1,285,800
Roundy’s, Inc. (a)	49,500	451,440
Susser Holdings Corp. *	10,400	537,888
The Andersons, Inc.	16,225	962,467
The Fresh Market, Inc. *	1,900	100,282
The Pantry, Inc. *	99,300	1,236,285
United Natural Foods, Inc. *	24,800	1,453,280

		6,440,718

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc.	11,900	414,596
Cal-Maine Foods, Inc.	10,300	522,004
Chiquita Brands International, Inc. *	129,200	1,560,736
Darling International, Inc. *	21,620	438,886
Dole Food Co., Inc. *	61,300	790,770
Flowers Foods, Inc.	74,550	1,711,668
Fresh Del Monte Produce, Inc.	45,600	1,280,904
Green Mountain Coffee Roasters, Inc. *	8,980	693,076
J&J Snack Foods Corp.	5,935	472,901
Lancaster Colony Corp.	10,665	885,515
Monster Beverage Corp. *	16,910	1,031,341
Pilgrim’s Pride Corp. *	42,400	704,688
Post Holdings, Inc. *	19,700	913,883
Sanderson Farms, Inc.	18,900	1,335,096
Seaboard Corp.	202	569,640
Snyders-Lance, Inc.	17,260	546,279
The Hain Celestial Group, Inc. *	7,070	515,827
TreeHouse Foods, Inc. *	12,385	879,211
Universal Corp.	26,800	1,642,840
Vector Group Ltd. (a)	29,626	493,273
WhiteWave Foods Co., Class A *	9,500	177,555

		17,580,689

Health Care Equipment & Services 4.0%
Alere, Inc. *	37,100	1,239,140
Allscripts Healthcare Solutions, Inc. *	7,100	112,251
Amedisys, Inc. *	63,470	794,010
AmSurg Corp. *	17,725	693,225
Analogic Corp.	4,365	311,617
Brookdale Senior Living, Inc. *	35,200	1,025,024
Catamaran Corp. *	12,200	644,160
Centene Corp. *	26,600	1,475,502
Cerner Corp. *	32,200	1,577,800
Chemed Corp. (a)	14,495	1,023,202
CONMED Corp.	14,395	472,156
Edwards Lifesciences Corp. *	12,700	906,526
Gentiva Health Services, Inc. *	42,825	459,940
Greatbatch, Inc. *	2,600	98,280
Haemonetics Corp. *	15,700	662,854
Hanger, Inc. *	11,300	417,196
HealthSouth Corp. *	21,300	693,528
Healthways, Inc. *	38,760	665,122
Hill-Rom Holdings, Inc.	40,300	1,493,921
Hologic, Inc. *	54,000	1,225,800
IDEXX Laboratories, Inc. *	13,000	1,273,870
Integra LifeSciences Holdings Corp. *	8,120	319,847
Intuitive Surgical, Inc. *	2,262	877,656
Invacare Corp.	51,765	808,052
Kindred Healthcare, Inc. *	141,800	2,178,048
Masimo Corp.	17,700	412,233
MEDNAX, Inc. *	13,700	1,334,654
Molina Healthcare, Inc. *	24,957	926,404
MWI Veterinary Supply, Inc. *	3,400	483,378
PharMerica Corp. *	48,840	715,017

4

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ResMed, Inc. (a)	20,240	964,436
Select Medical Holdings Corp.	10,500	94,185
Sirona Dental Systems, Inc. *	8,090	571,154
STERIS Corp.	33,200	1,494,664
Teleflex, Inc.	17,700	1,405,911
The Cooper Cos., Inc.	8,100	1,031,535
VCA Antech, Inc. *	39,600	1,138,896
West Pharmaceutical Services, Inc.	11,940	880,694

		32,901,888

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	70,630	532,550
Elizabeth Arden, Inc. *	8,870	364,202
Nu Skin Enterprises, Inc., Class A	20,910	1,748,912
Spectrum Brands Holdings, Inc.	7,900	445,718
WD-40 Co.	6,515	374,678

		3,466,060

Insurance 4.3%
Alleghany Corp. *	2,600	1,050,088
American Equity Investment Life Holding Co.	39,215	713,713
Argo Group International Holdings Ltd.	17,004	759,228
Arthur J. Gallagher & Co.	39,500	1,753,010
Aspen Insurance Holdings Ltd.	55,800	2,091,942
Assured Guaranty Ltd.	24,800	536,672
Brown & Brown, Inc.	33,100	1,091,969
CNO Financial Group, Inc.	139,500	1,992,060
First American Financial Corp.	62,100	1,411,533
Horace Mann Educators Corp.	19,790	560,849
Infinity Property & Casualty Corp.	13,865	901,364
Kemper Corp.	56,400	1,971,180
Markel Corp. *	3,882	2,057,460
Mercury General Corp.	21,200	937,040
Montpelier Re Holdings Ltd.	30,400	821,104
Old Republic International Corp.	142,800	2,063,460
Primerica, Inc.	45,000	1,846,800
ProAssurance Corp.	18,300	979,599
Protective Life Corp.	50,100	2,170,833
RLI Corp.	12,500	1,031,750
Safety Insurance Group, Inc.	8,505	457,314
Selective Insurance Group, Inc.	39,600	968,220
StanCorp Financial Group, Inc.	39,000	2,070,510
Stewart Information Services Corp.	3,900	120,627
Symetra Financial Corp.	28,700	516,026
The Hanover Insurance Group, Inc.	34,200	1,840,986
Tower Group International Ltd.	22,429	490,522
Validus Holdings Ltd.	41,727	1,478,388

		34,684,247

Materials 5.6%
A. Schulman, Inc.	29,133	780,764
A.M. Castle & Co. (a)*	24,478	416,615
AK Steel Holding Corp. (a)*	373,000	1,268,200
AMCOL International Corp.	13,120	460,250
Axiall Corp.	18,524	816,538
Boise, Inc.	90,500	823,550
Buckeye Technologies, Inc.	14,780	550,112
Cabot Corp.	39,400	1,616,188
Carpenter Technology Corp.	23,100	1,207,668
Century Aluminum Co. *	65,100	546,189
Chemtura Corp. *	53,900	1,205,204
Clearwater Paper Corp. *	10,660	521,487
Coeur Mining, Inc. *	8,600	115,326
Compass Minerals International, Inc.	10,730	811,188
Crown Holdings, Inc. *	42,500	1,862,775
Eagle Materials, Inc.	12,670	854,972
Ferro Corp. *	186,930	1,220,653
Graphic Packaging Holding Co. *	81,200	698,320
Greif, Inc., Class A	23,200	1,283,424
H.B. Fuller Co.	28,180	1,131,427
Hecla Mining Co.	25,000	80,750
Innophos Holdings, Inc.	11,650	580,636
Innospec, Inc.	9,980	428,342
Kaiser Aluminum Corp.	13,880	905,670
KapStone Paper & Packaging Corp.	13,400	590,270
Koppers Holdings, Inc.	10,260	396,549
Kraton Performance Polymers, Inc. *	21,300	432,390
Louisiana-Pacific Corp. *	38,000	617,880
Materion Corp.	17,360	523,230
Minerals Technologies, Inc.	21,420	985,320
Myers Industries, Inc.	27,605	537,469
NewMarket Corp.	2,795	761,805
Olin Corp.	45,300	1,105,320
OM Group, Inc. *	34,400	1,061,928
P.H. Glatfelter Co.	32,345	856,172
PolyOne Corp.	31,800	919,338
Resolute Forest Products (a)*	67,200	1,025,472
Rock-Tenn Co., Class A	16,600	1,898,210
Rockwood Holdings, Inc.	23,000	1,557,790
RTI International Metals, Inc. *	14,680	449,942
Schnitzer Steel Industries, Inc., Class A	58,110	1,491,103
Schweitzer-Mauduit International, Inc.	13,472	729,374
Sensient Technologies Corp.	25,600	1,126,656
Silgan Holdings, Inc.	24,000	1,157,760
Stepan Co.	9,530	570,466
Stillwater Mining Co. *	33,470	404,987
SunCoke Energy, Inc. *	36,000	568,800
The Scotts Miracle-Gro Co., Class A	30,600	1,537,650
Tredegar Corp.	18,975	569,440
W.R. Grace & Co. *	8,400	645,288
Walter Energy, Inc. (a)	42,300	473,337
Wausau Paper Corp.	43,210	492,162
Westlake Chemical Corp.	5,900	613,718
Worthington Industries, Inc.	40,200	1,437,954

		45,724,028

Media 2.3%
AMC Networks, Inc., Class A *	6,200	423,212
Belo Corp., Class A	62,700	894,102
Cinemark Holdings, Inc.	48,000	1,397,760
Dex Media, Inc. *	22,000	327,800
DreamWorks Animation SKG, Inc., Class A (a)*	55,100	1,364,276
John Wiley & Sons, Inc., Class A	20,900	943,217
Lamar Advertising Co., Class A *	44,700	1,936,851
Lions Gate Entertainment Corp. *	3,200	104,096

 5

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Live Nation Entertainment, Inc. *	72,600	1,189,188
Meredith Corp.	27,000	1,283,040
National CineMedia, Inc.	24,800	449,128
Regal Entertainment Group, Class A (a)	69,200	1,304,420
Scholastic Corp.	37,900	1,155,950
Scripps Networks Interactive, Class A	18,500	1,309,245
Sinclair Broadcast Group, Inc., Class A	24,619	694,502
Sirius XM Radio, Inc.	24,400	91,012
The E.W. Scripps Co., Class A *	50,700	842,127
The Madison Square Garden Co., Class A *	11,000	648,670
The New York Times Co., Class A *	118,600	1,444,548
Valassis Communications, Inc. (a)	26,000	744,380

		18,547,524

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Alexion Pharmaceuticals, Inc. *	1,000	116,230
Bio-Rad Laboratories, Inc., Class A *	6,800	829,532
Bruker Corp. *	5,800	103,936
Cambrex Corp. *	9,300	136,245
Charles River Laboratories International, Inc. *	33,900	1,543,806
Covance, Inc. *	26,300	2,169,750
Cubist Pharmaceuticals, Inc. *	7,240	451,269
Endo Health Solutions, Inc. *	50,700	1,949,922
Illumina, Inc. *	9,460	755,098
Impax Laboratories, Inc. *	21,700	450,058
Myriad Genetics, Inc. *	2,600	77,142
PAREXEL International Corp. *	12,120	599,334
PDL Biopharma, Inc. (a)	83,950	681,674
PerkinElmer, Inc.	49,100	1,673,819
Perrigo Co.	10,300	1,281,217
QIAGEN N.V. *	41,600	869,440
Techne Corp.	9,165	675,827
United Therapeutics Corp. *	1,200	89,808
ViroPharma, Inc. *	15,260	523,723
Zoetis, Inc.	5,500	163,955

		15,141,785

Real Estate 7.3%
Alexandria Real Estate Equities, Inc.	12,300	842,550
American Campus Communities, Inc.	9,560	367,200
American Capital Agency Corp.	20,600	464,118
Anworth Mortgage Asset Corp.	76,955	374,001
Ashford Hospitality Trust	35,185	410,609
BioMed Realty Trust, Inc.	35,200	727,232
Brandywine Realty Trust	76,100	1,060,834
BRE Properties, Inc.	15,300	811,818
Camden Property Trust	16,700	1,178,018
Capstead Mortgage Corp.	42,850	506,487
CBL & Associates Properties, Inc.	44,200	1,006,434
CBRE Group, Inc., Class A *	63,600	1,473,612
Chimera Investment Corp.	317,900	947,342
Colonial Properties Trust	37,000	895,770
CommonWealth REIT	69,500	1,603,365
Corporate Office Properties Trust	29,000	738,920
Corrections Corp. of America	42,528	1,405,550
Cousins Properties, Inc.	40,183	411,876
CYS Investments, Inc. (a)	12,300	102,090
DCT Industrial Trust, Inc.	75,000	563,250
DDR Corp.	67,700	1,156,316
DiamondRock Hospitality Co.	69,600	675,120
Digital Realty Trust, Inc.	14,500	801,705
Douglas Emmett, Inc.	29,100	727,791
Duke Realty Corp.	109,200	1,798,524
EastGroup Properties, Inc.	6,950	429,927
EPR Properties	12,600	634,788
Equity Lifestyle Properties, Inc.	9,740	374,893
Essex Property Trust, Inc.	5,500	887,095
Extra Space Storage, Inc.	11,265	473,693
Federal Realty Investment Trust	11,400	1,200,762
Forest City Enterprises, Inc., Class A *	20,000	350,400
General Growth Properties, Inc.	80,800	1,675,792
Glimcher Realty Trust	29,625	332,985
Hatteras Financial Corp.	22,500	452,025
Healthcare Realty Trust, Inc.	19,800	509,058
Highwoods Properties, Inc.	23,800	863,464
Home Properties, Inc.	13,200	842,292
HomeBanc Corp. (b)(c)*	6,875	—
Inland Real Estate Corp.	37,530	386,184
Invesco Mortgage Capital, Inc.	6,600	108,438
iStar Financial, Inc. *	136,800	1,554,048
Jones Lang LaSalle, Inc.	17,300	1,574,819
Kilroy Realty Corp.	11,800	617,612
LaSalle Hotel Properties	24,440	658,414
Lexington Realty Trust	55,000	689,700
Liberty Property Trust	36,500	1,394,665
Mack-Cali Realty Corp.	51,200	1,231,872
MFA Financial, Inc.	100,300	800,394
Mid-America Apartment Communities, Inc.	9,045	610,990
National Retail Properties, Inc.	15,800	552,842
NorthStar Realty Finance Corp.	57,632	564,794
Omega Healthcare Investors, Inc.	18,290	582,171
Pennsylvania Real Estate Investment Trust	30,300	627,210
Piedmont Office Realty Trust, Inc., Class A	80,500	1,456,245
Post Properties, Inc.	9,920	461,478
Potlatch Corp.	27,700	1,219,631
PS Business Parks, Inc.	4,750	348,032
RAIT Financial Trust	70,920	536,155
Realty Income Corp.	18,300	794,403
Redwood Trust, Inc. (a)	42,000	711,480
Regency Centers Corp.	22,100	1,165,333
Retail Properties of America, Inc., Class A	9,600	135,264
RLJ Lodging Trust	5,000	121,100
Ryman Hospitality Properties, Inc.	2,700	100,575
Sabra Health Care REIT, Inc.	5,200	136,448
Senior Housing Properties Trust	28,200	709,230
SL Green Realty Corp.	14,000	1,269,100
Sovran Self Storage, Inc.	6,470	447,077
Starwood Property Trust, Inc.	4,100	104,140
Sun Communities, Inc.	6,855	331,919
Sunstone Hotel Investors, Inc. *	51,500	666,410
Tanger Factory Outlet Centers, Inc.	13,880	450,128
Taubman Centers, Inc.	11,300	827,386

6

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Geo Group, Inc.	19,236	667,874
The Macerich Co.	24,500	1,520,225
UDR, Inc.	49,900	1,249,496
Washington Real Estate Investment Trust	22,300	599,424
Weingarten Realty Investors	40,300	1,262,196
WP Carey, Inc.	2,100	148,302

		59,470,910

Retailing 5.6%
Aeropostale, Inc. *	89,600	1,355,648
ANN, Inc. *	48,200	1,633,498
Asbury Automotive Group, Inc. *	20,600	1,006,104
Ascena Retail Group, Inc. *	41,200	786,508
Barnes & Noble, Inc. *	61,600	1,099,560
Brown Shoe Co., Inc.	46,642	1,108,680
Cabela’s, Inc. *	9,800	672,672
Chico’s FAS, Inc.	79,200	1,356,696
DSW, Inc., Class A	7,268	550,842
Express, Inc. *	27,800	626,890
Fred’s, Inc., Class A	67,970	1,169,084
Genesco, Inc. *	14,800	1,041,624
GNC Holdings, Inc., Class A	14,200	749,476
Group 1 Automotive, Inc.	26,100	1,899,819
Guess?, Inc.	49,700	1,673,896
hhgregg, Inc. (a)*	5,400	84,726
Hibbett Sports, Inc. *	8,885	521,105
HSN, Inc.	12,300	738,738
Jos. A. Bank Clothiers, Inc. *	12,385	506,051
Lithia Motors, Inc., Class A	14,135	922,167
LKQ Corp. *	50,600	1,319,142
Lumber Liquidators Holdings, Inc. *	1,000	96,820
Monro Muffler Brake, Inc.	9,640	414,616
Netflix, Inc. *	6,000	1,465,320
Nutrisystem, Inc.	80,330	1,004,928
Office Depot, Inc. *	574,100	2,485,853
OfficeMax, Inc.	122,100	1,390,719
Penske Automotive Group, Inc.	36,800	1,368,224
Pier 1 Imports, Inc.	21,685	509,598
Pool Corp.	16,780	885,648
Saks, Inc. *	126,400	2,024,928
Sally Beauty Holdings, Inc. *	15,065	459,633
Sears Hometown and Outlet Stores, Inc. *	2,400	104,568
Select Comfort Corp. *	15,170	346,635
Sonic Automotive, Inc., Class A	47,600	1,053,864
Stage Stores, Inc.	38,155	952,349
The Bon-Ton Stores, Inc. (a)	4,300	81,098
The Buckle, Inc. (a)	14,122	790,550
The Cato Corp., Class A	21,095	593,824
The Children’s Place Retail Stores, Inc. *	23,660	1,278,587
The Finish Line, Inc., Class A	41,352	920,496
The Men’s Wearhouse, Inc.	47,000	1,876,710
The Pep Boys - Manny, Moe & Jack *	57,715	718,552
The Wet Seal, Inc., Class A *	115,160	505,552
TripAdvisor, Inc. *	7,400	555,148
Ulta Salon, Cosmetics & Fragrance, Inc. *	6,900	696,210
Urban Outfitters, Inc. *	32,900	1,400,224
Vitamin Shoppe, Inc. *	6,700	321,801

		45,125,381

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. (a)*	466,800	1,759,836
Amkor Technology, Inc. (a)*	145,000	611,900
Atmel Corp. *	190,000	1,501,000
ATMI, Inc. *	20,715	514,768
Avago Technologies Ltd.	37,400	1,371,832
Brooks Automation, Inc.	53,990	530,182
Cabot Microelectronics Corp. *	11,330	418,983
Cirrus Logic, Inc. *	13,935	268,667
Cree, Inc. *	15,200	1,062,480
Cypress Semiconductor Corp. *	70,305	897,795
Diodes, Inc. *	3,400	93,194
Entegris, Inc. *	76,345	727,568
Fairchild Semiconductor International, Inc. *	74,200	936,404
First Solar, Inc. *	34,200	1,684,008
GT Advanced Technologies, Inc. (a)*	147,200	763,968
Hittite Microwave Corp. *	1,500	93,720
Integrated Device Technology, Inc. *	138,380	1,246,804
International Rectifier Corp. *	34,900	841,439
Intersil Corp., Class A	162,900	1,663,209
Micrel, Inc.	35,350	375,063
Microsemi Corp. *	17,845	440,058
MKS Instruments, Inc.	26,950	730,884
OmniVision Technologies, Inc. *	28,280	459,833
ON Semiconductor Corp. *	180,800	1,489,792
Photronics, Inc. *	57,725	441,596
PMC-Sierra, Inc. *	67,725	447,324
RF Micro Devices, Inc. *	129,345	671,301
Semtech Corp. *	13,805	417,601
Silicon Laboratories, Inc. *	22,490	878,459
Skyworks Solutions, Inc. *	32,500	780,650
Spansion, Inc., Class A *	34,800	410,640
SunEdison, Inc. *	429,900	4,333,392
Teradyne, Inc. *	69,500	1,146,055
Tessera Technologies, Inc.	21,990	441,339
TriQuint Semiconductor, Inc. *	91,560	731,564
Veeco Instruments, Inc. *	11,160	387,922

		31,571,230

Software & Services 5.7%
Activision Blizzard, Inc.	94,200	1,693,716
Acxiom Corp. *	54,315	1,399,697
Akamai Technologies, Inc. *	25,300	1,194,160
ANSYS, Inc. *	7,300	582,832
CACI International, Inc., Class A *	21,200	1,407,680
Cadence Design Systems, Inc. *	33,300	485,514
Compuware Corp.	176,500	2,001,510
Convergys Corp.	102,700	1,944,111
CSG Systems International, Inc.	31,645	749,354
Digital River, Inc. *	6,900	117,231
EarthLink, Inc.	154,675	969,812
Electronic Arts, Inc. *	78,800	2,058,256
Equinix, Inc. *	3,300	591,855
Euronet Worldwide, Inc. *	19,095	702,887
Facebook, Inc., Class A *	12,300	453,009
FactSet Research Systems, Inc. (a)	11,165	1,218,995

 7

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fair Isaac Corp.	27,005	1,349,170
FleetCor Technologies, Inc. *	1,000	89,770
Gartner, Inc. *	16,100	966,161
Genpact Ltd.	29,350	598,446
Global Cash Access Holdings, Inc. *	52,735	368,618
Global Payments, Inc.	22,900	1,060,499
Heartland Payment Systems, Inc.	16,865	629,233
Informatica Corp. *	9,955	379,982
j2 Global, Inc.	11,785	539,399
Jack Henry & Associates, Inc.	21,380	1,032,654
Lender Processing Services, Inc.	58,100	1,898,708
Manhattan Associates, Inc. *	6,095	538,432
ManTech International Corp., Class A	27,200	803,488
MAXIMUS, Inc.	20,780	781,536
Mentor Graphics Corp.	22,620	464,389
MICROS Systems, Inc. *	15,940	776,756
MicroStrategy, Inc., Class A *	3,528	335,195
Monster Worldwide, Inc. *	170,600	975,832
NeuStar, Inc., Class A *	15,575	873,446
Nuance Communications, Inc. *	22,500	422,100
Progress Software Corp. *	20,125	514,999
PTC, Inc. *	26,740	724,119
Rackspace Hosting, Inc. *	7,220	326,994
Red Hat, Inc. *	10,100	522,877
Rovi Corp. *	19,769	445,396
Salesforce.com, Inc. *	14,021	613,419
Sapient Corp. *	37,380	512,480
Solera Holdings, Inc.	8,660	492,841
Sykes Enterprises, Inc. *	32,655	573,422
Synopsys, Inc. *	29,100	1,077,864
Take-Two Interactive Software, Inc. *	39,655	695,152
TeleTech Holdings, Inc. *	21,210	531,310
TIBCO Software, Inc. *	41,630	1,038,252
Unisys Corp. *	38,600	1,001,284
United Online, Inc.	121,527	986,799
ValueClick, Inc. *	32,580	796,255
VeriFone Systems, Inc. *	4,900	93,443
Verisign, Inc. *	42,700	2,042,768
VistaPrint N.V. (a)*	9,120	464,938
VMware, Inc., Class A *	1,300	106,847
WEX, Inc. *	5,400	469,476

		46,485,368

Technology Hardware & Equipment 4.7%
ADTRAN, Inc.	41,745	1,103,320
ARRIS Group, Inc. *	52,805	794,187
Belden, Inc.	16,640	975,270
Benchmark Electronics, Inc. *	85,400	1,889,048
Brocade Communications Systems, Inc. *	189,100	1,259,406
Cognex Corp.	10,165	539,863
Coherent, Inc.	10,840	614,411
Comtech Telecommunications Corp.	17,570	475,796
Diebold, Inc.	50,900	1,662,394
Dolby Laboratories, Inc., Class A (a)	13,700	450,593
EchoStar Corp., Class A *	18,800	751,248
Electronics for Imaging, Inc. *	25,102	753,813
Emulex Corp. *	72,365	579,644
F5 Networks, Inc. *	9,040	793,350
FEI Co.	5,720	443,014
Finisar Corp. *	27,230	526,356
FLIR Systems, Inc.	50,500	1,639,735
Gerber Scientific, Inc. (a)(b)(c)*	19,700	—
Insight Enterprises, Inc. *	62,300	1,332,597
InterDigital, Inc.	15,200	603,896
Intermec, Inc. *	50,035	496,848
Itron, Inc. *	21,200	914,144
JDS Uniphase Corp. *	54,200	795,114
Littelfuse, Inc.	6,045	483,540
MTS Systems Corp.	8,180	515,749
National Instruments Corp.	23,542	663,649
NCR Corp. *	61,300	2,206,800
NETGEAR, Inc. *	12,650	377,097
OSI Systems, Inc. *	1,400	98,546
Plantronics, Inc.	16,310	758,252
Plexus Corp. *	34,080	1,191,778
Polycom, Inc. *	85,940	821,586
QLogic Corp. *	133,780	1,472,918
Rofin-Sinar Technologies, Inc. *	19,510	450,876
Sanmina Corp. *	120,100	1,976,846
ScanSource, Inc. *	28,740	1,023,431
Synaptics, Inc. *	11,805	472,200
SYNNEX Corp. *	43,500	2,154,120
Tellabs, Inc.	691,100	1,548,064
Trimble Navigation Ltd. *	33,400	953,236
ViaSat, Inc. *	7,815	521,964
Zebra Technologies Corp., Class A *	27,520	1,270,598

		38,355,297

Telecommunication Services 0.9%
Cincinnati Bell, Inc. *	194,500	671,025
Consolidated Communications Holdings, Inc.	30,014	524,945
Intelsat S.A. *	4,400	94,336
Leap Wireless International, Inc. *	107,700	1,796,436
Level 3 Communications, Inc. *	48,400	1,067,220
NTELOS Holdings Corp.	24,220	453,641
SBA Communications Corp., Class A *	8,605	637,544
T-Mobile US, Inc. *	6,300	151,893
tw telecom, Inc. *	33,900	1,009,542
United States Cellular Corp.	13,600	540,056

		6,946,638

Transportation 5.3%
Alaska Air Group, Inc. *	25,700	1,572,069
Allegiant Travel Co.	1,000	97,380
AMERCO	3,700	615,384
Arkansas Best Corp.	78,240	1,697,808
Atlas Air Worldwide Holdings, Inc. *	16,200	723,168
Con-way, Inc.	48,900	2,026,905
Copa Holdings S.A., Class A	6,600	918,522
Delta Air Lines, Inc. *	280,200	5,948,646
Forward Air Corp.	12,025	439,754
Genesee & Wyoming, Inc., Class A *	5,265	472,060
Hawaiian Holdings, Inc. (a)*	54,640	417,450
Heartland Express, Inc.	35,965	529,405
Hub Group, Inc., Class A *	26,210	1,002,533
JetBlue Airways Corp. *	171,300	1,120,302
Kansas City Southern	14,900	1,605,475

8

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kirby Corp. *	15,400	1,300,684
Knight Transportation, Inc.	37,725	640,193
Landstar System, Inc.	26,870	1,452,592
Matson, Inc.	46,100	1,305,552
Old Dominion Freight Line, Inc. *	20,175	881,244
Republic Airways Holdings, Inc. *	113,900	1,563,847
Saia, Inc. *	20,250	606,285
SkyWest, Inc.	125,100	1,891,512
Southwest Airlines Co.	433,000	5,988,390
Swift Transportation Co. *	40,200	717,168
United Continental Holdings, Inc. *	108,100	3,767,285
US Airways Group, Inc. (a)*	58,400	1,130,040
Uti Worldwide, Inc.	99,200	1,636,800
Werner Enterprises, Inc.	46,600	1,121,196

		43,189,649

Utilities 3.2%
ALLETE, Inc.	17,400	932,988
American States Water Co.	6,515	418,393
Aqua America, Inc.	34,900	1,181,714
Atlantic Power Corp. (a)	72,500	308,850
Avista Corp.	37,400	1,076,372
Black Hills Corp.	21,400	1,135,270
California Water Service Group	19,580	426,844
Cleco Corp.	21,400	1,038,114
El Paso Electric Co.	21,890	826,785
Hawaiian Electric Industries, Inc.	53,800	1,434,308
IDACORP, Inc.	21,800	1,150,386
ITC Holdings Corp.	10,300	945,231
MGE Energy, Inc.	9,400	551,874
New Jersey Resources Corp.	27,000	1,208,520
Northwest Natural Gas Co.	17,105	751,594
NorthWestern Corp.	22,300	941,060
Otter Tail Corp.	25,080	767,197
Piedmont Natural Gas Co., Inc.	40,100	1,385,455
PNM Resources, Inc.	54,000	1,267,920
Portland General Electric Co.	47,700	1,512,090
South Jersey Industries, Inc.	11,040	674,544
Southwest Gas Corp.	27,400	1,360,136
The Empire District Electric Co.	26,510	614,502
The Laclede Group, Inc.	17,540	804,385
UIL Holdings Corp.	19,600	800,464
UNS Energy Corp.	22,800	1,159,380
WGL Holdings, Inc.	34,300	1,576,771

		26,251,147

Total Common Stock
(Cost $596,620,779)		786,516,203

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (c)*	1,535	80

Total Warrants
(Cost $—)		80

Other Investment Company 2.8% of net assets

Money Market Fund 2.8%
State Street Institutional U.S. Government Money Market Fund 0.00% (f)	22,684,156	22,684,156

Total Other Investment Company
(Cost $22,684,156)		22,684,156

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.04%, 09/19/13 (d)(e)	1,200,000	1,199,934

Total Short-Term Investment
(Cost $1,199,934)		1,199,934

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.1% of net assets

State Street Institutional U.S. Government Money Market Fund 0.00% (f)	25,509,696	25,509,696

Total Collateral Invested for Securities on Loan
(Cost $25,509,696)		25,509,696

End of Collateral Invested for Securities on Loan

At 07/31/13 tax basis cost of the fund’s investments was $623,830,421 and the unrealized appreciation and depreciation were $196,966,328 and ($10,396,376), respectively, with a net unrealized appreciation of $186,569,952.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $24,901,118.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $80 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

 9

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, Mini, Long, expires 09/20/13	255	26,593,950	767,924

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

10

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$786,516,203	$—	$—	$786,516,203
Warrants[1]	80	—	—	80
Other Investment Company[1]	22,684,156	—	—	22,684,156
Short-Term Investment[1]	—	1,199,934	—	1,199,934

Total	$809,200,439	$1,199,934	$—	$810,400,373

Other Financial Instruments
Collateral Invested for Securities on Loan	$25,509,696	$—	$—	$25,509,696
Futures Contracts[2]	767,924	—	—	767,924

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$441,199	$—	($225,691)	$—	($215,508)	$—	$—	$—

Total	$441,199	$—	($225,691)	$—	($215,508)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

 11

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46847JUL13

12

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Common Stock	526,250,696	605,404,994
0.4%	Preferred Stock	1,439,766	2,531,826
0.0%	Rights	166,738	169,724
0.2%	Other Investment Company	935,189	1,207,400
2.5%	Short-Term Investments	15,541,032	15,541,032

99.3%	Total Investments	544,333,421	624,854,976
0.9%	Collateral Invested for Securities on Loan	5,395,987	5,395,987
(0.2%)	Other Assets and Liabilities, Net		(815,956)

100.0%	Total Net Assets		629,435,007

	Number	Value
Security	of Shares	($)

Common Stock 96.2% of net assets

Australia 4.2%

Banks 1.1%
Australia & New Zealand Banking Group Ltd.	62,365	1,666,249
Commonwealth Bank of Australia	29,838	1,988,868
National Australia Bank Ltd.	66,282	1,859,865
Westpac Banking Corp.	61,445	1,704,531

		7,219,513

Capital Goods 0.1%
CSR Ltd.	65,468	128,802
Leighton Holdings Ltd.	9,023	133,874
UGL Ltd.	13,591	88,784

		351,460

Commercial & Professional Supplies 0.1%
Brambles Ltd.	64,907	529,203
Downer EDI Ltd.	36,336	123,052

		652,255

Consumer Services 0.1%
Crown Ltd.	14,363	165,135
TABCORP Holdings Ltd.	108,053	317,382
Tatts Group Ltd.	69,205	198,380

		680,897

Diversified Financials 0.1%
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	12,225	481,833

		481,833

Energy 0.2%
Caltex Australia Ltd.	16,847	283,207
Origin Energy Ltd.	30,324	325,432
Santos Ltd.	22,094	271,105
Woodside Petroleum Ltd.	13,600	459,241
WorleyParsons Ltd.	6,946	137,425

		1,476,410

Food & Staples Retailing 0.5%
Metcash Ltd.	75,904	235,266
Wesfarmers Ltd.	41,573	1,515,229
Woolworths Ltd.	47,298	1,416,410

		3,166,905

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	14,299	165,040

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	12,077	155,413

Insurance 0.4%
AMP Ltd.	82,225	333,873
Insurance Australia Group Ltd.	61,429	320,696
QBE Insurance Group Ltd.	57,051	842,580
Suncorp Group Ltd.	74,682	859,130

		2,356,279

Materials 1.0%
Amcor Ltd.	40,683	386,632
Arrium Ltd.	340,698	304,275
BHP Billiton Ltd.	108,725	3,399,256
BlueScope Steel Ltd. *	111,185	536,348
Boral Ltd.	48,061	183,045
Incitec Pivot Ltd.	59,773	141,250
Newcrest Mining Ltd.	11,119	122,474
Orica Ltd.	14,053	228,318
Rio Tinto Ltd.	17,924	926,962
Sims Metal Management Ltd.	25,804	207,672

		6,436,232

Media 0.0%
Fairfax Media Ltd. (c)	279,941	120,734

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	6,631	393,795

Real Estate 0.2%
Lend Lease Group	28,593	225,215
Mirvac Group	87,621	129,094
Stockland	83,879	269,820
Westfield Group	56,085	565,658

		1,189,787

Telecommunication Services 0.2%
Telstra Corp., Ltd.	206,973	927,383

Transportation 0.1%
Asciano Ltd.	38,285	174,663
Qantas Airways Ltd. *	168,410	190,663
Sydney Airport	39,034	125,956

 1

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toll Holdings Ltd.	50,379	241,150

		732,432

Utilities 0.0%
AGL Energy Ltd.	14,842	194,020

		26,700,388

Austria 0.4%

Banks 0.1%
Erste Group Bank AG	25,176	763,293

Capital Goods 0.1%
Andritz AG	2,134	115,333
Wienerberger AG	16,144	210,987

		326,320

Energy 0.1%
OMV AG	15,210	672,870

Materials 0.1%
Voestalpine AG	11,738	450,311

Telecommunication Services 0.0%
Telekom Austria AG	37,468	260,283

		2,473,077

Belgium 0.9%

Banks 0.1%
KBC GROEP N.V.	12,799	515,270

Food & Staples Retailing 0.2%
Colruyt S.A.	3,441	196,223
Delhaize Group S.A.	20,209	1,333,409

		1,529,632

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	14,269	1,372,126

Insurance 0.1%
Ageas	16,321	653,742

Materials 0.2%
Bekaert N.V.	7,101	249,667
Solvay S.A.	2,862	387,956
Umicore S.A.	7,509	338,025

		975,648

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	3,072	176,888

Telecommunication Services 0.1%
Belgacom S.A.	14,224	348,159

		5,571,465

Canada 5.8%

Automobiles & Components 0.2%
Magna International, Inc.	18,192	1,391,278

Banks 1.2%
Bank of Montreal (c)	17,433	1,084,068
Bank of Nova Scotia	25,644	1,448,358
Canadian Imperial Bank of Commerce	10,285	780,362
National Bank of Canada	4,139	318,394
Royal Bank of Canada	35,151	2,195,782
The Toronto-Dominion Bank	19,074	1,607,483

		7,434,447

Capital Goods 0.1%
Bombardier, Inc., Class B	85,168	411,287
Finning International, Inc.	8,880	191,070
SNC-Lavalin Group, Inc.	4,300	178,766

		781,123

Consumer Services 0.0%
Tim Hortons, Inc.	3,242	187,715

Diversified Financials 0.1%
IGM Financial, Inc.	3,861	183,483
Onex Corp.	5,143	244,857

		428,340

Energy 1.7%
ARC Resources Ltd.	7,500	189,125
Baytex Energy Corp.	3,200	129,919
Bonavista Energy Corp.	8,800	110,353
Cameco Corp.	9,500	192,941
Canadian Natural Resources Ltd.	35,000	1,084,656
Canadian Oil Sands Ltd.	28,759	558,324
Cenovus Energy, Inc.	26,572	786,993
Crescent Point Energy Corp.	4,408	167,161
Enbridge, Inc.	14,153	627,935
Encana Corp.	109,984	1,929,619
Enerplus Corp. (c)	15,906	258,467
Husky Energy, Inc.	15,867	457,271
Imperial Oil Ltd.	12,323	528,746
Pengrowth Energy Corp.	44,281	255,227
Penn West Petroleum Ltd.	42,668	504,738
Suncor Energy, Inc.	44,991	1,421,875
Talisman Energy, Inc.	66,915	758,340
TransCanada Corp.	20,051	916,165

		10,877,855

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	6,764	414,559
Empire Co., Ltd, Class A	3,325	261,345
George Weston Ltd.	4,005	339,476
Loblaw Cos., Ltd.	7,582	361,789
Metro, Inc.	6,340	454,744
Shoppers Drug Mart Corp.	10,744	639,452

		2,471,365

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	4,100	189,691

Insurance 0.6%
Fairfax Financial Holdings Ltd.	828	328,911
Great-West Lifeco, Inc.	8,320	240,989
Intact Financial Corp.	3,745	220,266
Manulife Financial Corp.	70,234	1,237,010
Power Corp. of Canada	22,198	638,211
Power Financial Corp.	10,806	339,299
Sun Life Financial, Inc.	20,890	676,469

		3,681,155

Materials 0.4%
Agrium, Inc.	3,912	331,897
Barrick Gold Corp.	30,307	501,625
First Quantum Minerals Ltd.	10,522	169,032
Goldcorp, Inc.	9,703	273,679

2

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kinross Gold Corp.	25,220	131,122
Potash Corp. of Saskatchewan, Inc.	21,462	622,693
Teck Resources Ltd., Class B	19,602	459,180
Yamana Gold, Inc.	8,300	86,709

		2,575,937

Media 0.0%
Shaw Communications, Inc., Class B	8,273	205,637

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	2,700	250,521

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	19,235	711,832

Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	3,819	314,303
RONA, Inc.	17,000	189,514

		503,817

Software & Services 0.1%
CGI Group, Inc., Class A *	9,217	318,570

Technology Hardware & Equipment 0.1%
Blackberry Ltd. (c)*	70,594	619,957
Celestica, Inc. *	23,612	250,120

		870,077

Telecommunication Services 0.3%
BCE, Inc.	17,525	726,014
Rogers Communications, Inc., Class B	16,104	643,470
Telus Corp.	15,418	468,499

		1,837,983

Transportation 0.2%
Canadian National Railway Co.	11,171	1,116,556
Canadian Pacific Railway Ltd.	3,107	381,546

		1,498,102

Utilities 0.1%
Canadian Utilities Ltd., Class A	3,300	122,895
Fortis, Inc.	6,096	191,646
TransAlta Corp.	16,273	224,187

		538,728

		36,754,173

China 0.0%

Food, Beverage & Tobacco 0.0%
Chaoda Modern Agriculture (Holdings) Ltd. (a)(b)*	171,320	884

Denmark 0.8%

Banks 0.1%
Danske Bank A/S *	31,195	574,210

Capital Goods 0.1%
FLSmidth & Co. A/S	2,181	103,480
Vestas Wind Systems A/S *	31,830	638,935

		742,415

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	4,108	407,190

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	5,501	933,333

Telecommunication Services 0.1%
TDC A/S	46,301	405,157

Transportation 0.3%
AP Moller - Maersk A/S, Series A	69	510,292
AP Moller - Maersk A/S, Series B	132	1,035,099
DSV A/S	6,541	171,418

		1,716,809

		4,779,114

Finland 1.3%

Capital Goods 0.1%
Kone Oyj, B Shares	2,718	202,432
Metso Oyj	8,216	289,456
Wartsila Oyj Abp	6,062	274,811

		766,699

Energy 0.1%
Neste Oil Oyj	21,324	308,133

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	14,364	451,760

Insurance 0.1%
Sampo Oyj, A Shares	14,775	647,093

Materials 0.2%
Stora Enso Oyj, R Shares	60,078	445,695
UPM-Kymmene Oyj	63,876	711,117

		1,156,812

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	6,718	164,448

Technology Hardware & Equipment 0.6%
Nokia Oyj *	1,015,213	4,013,570

Telecommunication Services 0.0%
Elisa Oyj	9,820	211,454

Utilities 0.1%
Fortum Oyj	25,766	509,641

		8,229,610

France 11.0%

Automobiles & Components 0.6%
Peugeot S.A. (c)*	144,223	1,842,043
Renault S.A.	17,370	1,368,573
Valeo S.A.	5,452	431,687

		3,642,303

Banks 1.1%
BNP Paribas S.A.	60,473	3,920,902
Credit Agricole S.A. *	95,707	913,605
Societe Generale S.A.	51,397	2,067,848

		6,902,355

Capital Goods 1.7%
Alstom S.A.	11,525	389,986

 3

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bouygues S.A.	27,688	810,758
Compagnie de Saint-Gobain	57,490	2,670,351
Eiffage S.A.	8,069	432,907
European Aeronautic Defence & Space Co., N.V.	9,736	583,039
Legrand S.A.	7,961	412,514
Nexans S.A.	4,150	220,903
Rexel S.A.	9,523	231,622
Safran S.A.	7,160	420,467
Schneider Electric S.A.	20,919	1,666,425
Thales S.A.	4,793	246,821
Vallourec S.A.	11,871	701,177
Vinci S.A.	35,581	1,924,607

		10,711,577

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	1,987	352,103
Kering	3,091	708,871
LVMH Moet Hennessy Louis Vuitton S.A.	5,951	1,083,257

		2,144,231

Consumer Services 0.1%
Accor S.A.	14,299	538,983
Sodexo	3,455	315,586

		854,569

Diversified Financials 0.0%
Wendel S.A.	1,391	160,825

Energy 2.0%
Compagnie Generale de Geophysique - Veritas *	8,541	215,619
Technip S.A.	3,105	342,601
Total S.A.	224,463	11,961,274

		12,519,494

Food & Staples Retailing 0.5%
Carrefour S.A.	84,422	2,586,473
Casino Guichard Perrachon S.A.	4,813	495,626
Rallye S.A.	6,589	243,406

		3,325,505

Food, Beverage & Tobacco 0.3%
Danone S.A.	17,276	1,368,182
Pernod-Ricard S.A.	4,417	527,021

		1,895,203

Health Care Equipment & Services 0.1%
Essilor International S.A.	3,219	360,261

Household & Personal Products 0.1%
L’Oreal S.A.	4,896	820,724

Insurance 0.5%
AXA S.A.	132,433	2,919,011
CNP Assurances	12,766	215,903
SCOR SE	8,153	259,812

		3,394,726

Materials 0.4%
Air Liquide S.A.	9,455	1,255,165
Arkema S.A.	2,899	290,531
Lafarge S.A.	14,449	924,288

		2,469,984

Media 0.1%
Eutelsat Communications S.A.	4,142	115,766
Publicis Groupe S.A.	3,731	301,002
Solocal Group (c)*	46,599	101,650

		518,418

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	44,833	4,693,285

Software & Services 0.1%
AtoS	1,853	139,393
Cap Gemini S.A.	11,041	603,874

		743,267

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	274,185	692,073

Telecommunication Services 1.2%
Orange S.A.	453,921	4,477,046
Vivendi S.A.	132,724	2,837,995

		7,315,041

Transportation 0.1%
Air France-KLM *	71,693	579,496

Utilities 0.9%
EDF S.A.	32,811	961,790
GDF Suez	141,939	2,977,072
Suez Environnement Co.	29,863	423,699
Veolia Environnement S.A.	95,352	1,283,670

		5,646,231

		69,389,568

Germany 8.5%

Automobiles & Components 1.3%
Bayerische Motoren Werke AG	17,463	1,709,258
Continental AG	3,902	614,444
Daimler AG - Reg’d	76,715	5,321,836
Volkswagen AG	1,277	290,193

		7,935,731

Banks 0.0%
Commerzbank AG *	26,671	227,035

Capital Goods 0.9%
Brenntag AG	1,913	314,847
GEA Group AG	6,805	281,236
Hochtief AG	2,616	199,248
Kloeckner & Co., SE *	16,086	201,102
MAN SE	1,707	194,597
MTU Aero Engines Holding AG	1,549	140,723
Rheinmetall AG	3,376	156,190
Siemens AG - Reg’d	37,462	4,114,498

		5,602,441

Commercial & Professional Supplies 0.0%
Bilfinger SE	2,082	197,929

Consumer Durables & Apparel 0.1%
Adidas AG	6,829	761,194

Consumer Services 0.1%
TUI AG *	25,127	316,990

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	48,324	2,180,058

4

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Deutsche Boerse AG	6,958	492,938

		2,672,996

Food & Staples Retailing 0.1%
Metro AG	27,014	932,131

Health Care Equipment & Services 0.3%
Celesio AG	51,616	1,166,442
Fresenius Medical Care AG & Co KGaA	5,823	367,689
Fresenius SE & Co KGaA	4,337	545,975

		2,080,106

Household & Personal Products 0.1%
Beiersdorf AG	2,220	205,293
Henkel AG & Co. KGaA	2,970	246,125

		451,418

Insurance 1.0%
Allianz SE - Reg’d	25,944	4,042,890
Hannover Rueckversicherung SE - Reg’d	2,674	198,605
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	9,390	1,864,598

		6,106,093

Materials 1.3%
Aurubis AG	3,639	204,773
BASF SE	50,770	4,499,666
HeidelbergCement AG	9,429	726,415
K&S AG - Reg’d	7,901	195,159
Lanxess AG	3,645	228,155
Linde AG	5,114	985,124
Salzgitter AG	7,318	272,418
ThyssenKrupp AG *	52,988	1,151,147

		8,262,857

Media 0.0%
Kabel Deutschland Holding AG	1,326	149,290

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	27,456	3,191,345
Merck KGaA	1,588	262,375

		3,453,720

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	36,949	327,882

Software & Services 0.2%
SAP AG	13,484	987,992

Telecommunication Services 0.7%
Deutsche Telekom AG - Reg’d	359,897	4,376,338
Freenet AG *	5,575	132,974

		4,509,312

Transportation 0.4%
Deutsche Lufthansa AG - Reg’d *	28,404	569,208
Deutsche Post AG - Reg’d	64,662	1,808,209

		2,377,417

Utilities 1.0%
E.ON SE AG	254,398	4,319,448
RWE AG	66,962	2,016,852

		6,336,300

		53,688,834

Hong Kong 0.8%

Banks 0.0%
Hang Seng Bank Ltd.	18,800	287,552

Capital Goods 0.3%
Hutchison Whampoa Ltd.	81,000	913,608
Jardine Matheson Holdings Ltd.	5,600	306,558
Jardine Strategic Holdings Ltd.	3,500	120,394
Noble Group Ltd.	362,879	254,956

		1,595,516

Consumer Durables & Apparel 0.0%
Li & Fung Ltd.	216,000	285,456

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	8,100	125,854

Insurance 0.1%
AIA Group Ltd.	105,400	498,894

Real Estate 0.2%
Cheung Kong (Holdings) Ltd.	17,000	238,616
Sun Hung Kai Properties Ltd.	8,000	106,644
Swire Pacific Ltd., Class A	23,000	271,277
The Link REIT	26,500	129,397
Wharf Holdings Ltd.	22,000	189,028

		934,962

Retailing 0.1%
Esprit Holdings Ltd.	283,484	461,496

Telecommunication Services 0.0%
PCCW Ltd.	334,000	152,003

Utilities 0.1%
CLP Holdings Ltd.	63,000	522,266
Hong Kong & China Gas Co., Ltd.	67,214	172,199
Power Assets Holdings Ltd.	23,000	206,486

		900,951

		5,242,684

Ireland 0.6%

Banks 0.1%
Bank of Ireland *	2,211,805	498,370

Capital Goods 0.0%
DCC plc	6,581	267,001

Commercial & Professional Supplies 0.1%
Experian plc	18,485	346,613

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	3,746	230,237

Materials 0.3%
CRH plc	61,507	1,292,565
Smurfit Kappa Group plc	18,503	374,201

		1,666,766

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Shire plc	6,161	224,762

Technology Hardware & Equipment 0.1%
Seagate Technology plc	18,736	766,490

		4,000,239

 5

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Israel 0.3%

Banks 0.0%
Bank Leumi Le-Israel B.M. *	55,443	186,014

Materials 0.0%
Israel Chemicals Ltd.	16,907	134,820

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	27,324	1,085,953

Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	237,974	384,406

		1,791,193

Italy 3.8%

Automobiles & Components 0.2%
Fiat S.p.A. *	162,389	1,294,787
Pirelli & C. S.p.A	11,371	149,324

		1,444,111

Banks 1.2%
Banca Monte dei Paschi di Siena S.p.A. (c)*	2,023,530	554,571
Banca Popolare dell’Emilia Romagna Scrl *	30,495	182,645
Banca Popolare di Milano Scarl (c)*	307,712	151,074
Banco Popolare Scarl *	276,654	353,123
Intesa Sanpaolo S.p.A.	1,386,554	2,644,916
Intesa Sanpaolo S.p.A. - RSP	82,866	131,842
UniCredit S.p.A.	604,883	3,304,055
Unione di Banche Italiane S.C.P.A.	90,448	385,556

		7,707,782

Capital Goods 0.2%
Fiat Industrial S.p.A.	28,125	347,237
Finmeccanica S.p.A. *	88,497	462,989
Prysmian S.p.A.	9,920	201,682

		1,011,908

Diversified Financials 0.1%
Exor S.p.A.	7,268	239,605
Mediobanca S.p.A.	35,659	219,679

		459,284

Energy 0.9%
Eni S.p.A.	237,486	5,245,382
Saipem S.p.A.	9,152	195,095

		5,440,477

Insurance 0.2%
Assicurazioni Generali S.p.A.	59,531	1,177,633

Materials 0.0%
Italcementi S.p.A.	19,015	141,237

Media 0.1%
Mediaset S.p.A. *	162,289	708,948

Telecommunication Services 0.3%
Telecom Italia S.p.A.	2,203,610	1,511,694
Telecom Italia S.p.A. - RSP	1,267,981	668,165

		2,179,859

Transportation 0.0%
Atlantia S.p.A.	15,989	304,396

Utilities 0.6%
A2A S.p.A.	231,230	201,263
Enel S.p.A.	843,965	2,824,087
Snam S.p.A.	47,638	225,140
Terna - Rete Elettrica Nationale S.p.A.	47,782	213,422

		3,463,912

		24,039,547

Japan 20.8%

Automobiles & Components 2.9%
Aisin Seiki Co., Ltd.	14,400	570,450
Bridgestone Corp.	35,700	1,264,022
Daihatsu Motor Co., Ltd.	10,000	219,804
Denso Corp.	25,000	1,134,792
Fuji Heavy Industries Ltd.	24,000	590,916
Honda Motor Co., Ltd.	86,500	3,204,051
Isuzu Motors Ltd.	45,000	319,068
Mazda Motor Corp. *	215,000	895,799
NHK Spring Co., Ltd.	14,200	164,678
Nissan Motors Co., Ltd.	151,400	1,580,946
Stanley Electric Co., Ltd.	9,000	174,196
Suzuki Motor Corp.	25,200	602,530
Toyota Industries Corp.	10,400	426,915
Toyota Motor Corp.	113,700	6,918,719
Yamaha Motor Co., Ltd.	21,200	283,977

		18,350,863

Banks 1.1%
Mitsubishi UFJ Financial Group, Inc.	395,934	2,455,981
Mizuho Financial Group, Inc.	646,516	1,344,637
Resona Holdings, Inc.	69,558	345,131
Sumitomo Mitsui Financial Group, Inc.	45,510	2,079,180
Sumitomo Mitsui Trust Holdings, Inc.	40,000	183,963
The Bank of Yokohama Ltd.	36,000	197,305

		6,606,197

Capital Goods 2.8%
Asahi Glass Co., Ltd.	89,000	575,619
Daikin Industries Ltd.	11,500	477,787
Fanuc Corp.	3,100	469,379
Fujikura Ltd.	46,000	167,718
Furukawa Electric Co., Ltd.	85,000	205,199
Hanwa Co., Ltd.	42,000	172,963
IHI Corp.	69,000	290,256
Itochu Corp.	66,400	788,605
JGC Corp.	7,000	246,733
JTEKT Corp.	18,300	229,441
Kajima Corp.	68,000	238,965
Kawasaki Heavy Industries Ltd.	85,000	310,483
Komatsu Ltd.	35,000	779,221
Kubota Corp.	34,000	494,952
LIXIL Group Corp.	15,700	368,156
Makita Corp.	4,700	244,497
Marubeni Corp.	89,000	617,896
Mitsubishi Corp.	85,900	1,565,006

6

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mitsubishi Electric Corp.	108,000	1,047,306
Mitsubishi Heavy Industries Ltd.	155,000	832,245
Mitsui & Co., Ltd.	98,000	1,312,675
Mitsui Engineering & Shipbuilding Co., Ltd.	88,000	155,899
Nagase & Co., Ltd.	13,400	173,972
Nidec Corp.	3,700	303,870
Nippon Sheet Glass Co., Ltd. *	183,000	191,814
NSK Ltd.	24,000	224,378
Obayashi Corp.	41,000	218,846
Shimizu Corp.	65,000	270,337
SMC Corp.	1,300	274,925
Sojitz Corp.	348,900	593,217
Sumitomo Corp.	65,900	880,706
Sumitomo Electric Industries Ltd.	64,700	873,129
Sumitomo Heavy Industries Ltd.	52,000	241,282
Taisei Corp.	79,000	307,509
Toshiba Corp.	263,000	1,137,647
Toyota Tsusho Corp.	23,100	612,573

		17,895,206

Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	73,000	649,621
Secom Co., Ltd.	8,200	451,328
Toppan Printing Co., Ltd.	68,000	461,478

		1,562,427

Consumer Durables & Apparel 1.2%
Namco Bandai Holdings, Inc.	13,700	221,639
Nikon Corp.	11,000	229,615
Panasonic Corp. *	306,450	2,718,630
Sega Sammy Holdings, Inc.	9,500	220,870
Sekisui Chemical Co., Ltd.	27,000	270,662
Sekisui House Ltd.	42,000	541,908
Sharp Corp. *	200,000	822,015
Shimano, Inc.	1,800	162,264
Sony Corp.	107,100	2,248,561
Yamaha Corp.	14,200	181,921

		7,618,085

Consumer Services 0.0%
Benesse Holdings, Inc.	3,400	117,251
Oriental Land Co., Ltd.	1,100	178,986

		296,237

Diversified Financials 0.2%
Credit Saison Co., Ltd.	8,000	179,084
Nomura Holdings, Inc.	51,200	388,980
ORIX Corp.	36,400	540,218

		1,108,282

Energy 0.6%
Cosmo Oil Co., Ltd. *	134,000	248,630
Idemitsu Kosan Co., Ltd.	5,100	424,723
Inpex Corp.	132	577,144
JX Holdings, Inc.	388,300	2,061,068
Showa Shell Sekiyu K.K.	29,100	268,033
TonenGeneral Sekiyu K.K.	30,000	290,123

		3,869,721

Food & Staples Retailing 0.5%
Aeon Co., Ltd.	70,900	974,456
Lawson, Inc.	2,200	172,398
Seven & i Holdings Co., Ltd.	53,700	2,022,951
Uny Group Holdings Co., Ltd.	25,400	163,091

		3,332,896

Food, Beverage & Tobacco 0.6%
Ajinomoto Co., Inc.	31,000	432,421
Asahi Group Holdings Ltd.	17,400	443,228
Coca-Cola West Co., Ltd.	7,700	149,568
Japan Tobacco, Inc.	22,200	775,020
Kirin Holdings Co., Ltd.	48,000	709,685
Meiji Holdings Co., Ltd.	6,700	314,295
Nippon Meat Packers, Inc.	16,000	246,212
Nisshin Seifun Group, Inc.	11,000	127,432
Toyo Suisan Kaisha Ltd.	5,000	156,320
Yamazaki Baking Co., Ltd.	12,000	141,530

		3,495,711

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	5,000	248,044
Medipal Holdings Corp.	19,800	245,599
Olympus Corp. *	9,200	281,188
Suzuken Co., Ltd.	7,800	243,792
Terumo Corp.	5,100	257,869

		1,276,492

Household & Personal Products 0.2%
Kao Corp.	23,500	752,521
Shiseido Co., Ltd.	19,500	299,603

		1,052,124

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	16,790	434,547
NKSJ Holdings, Inc.	15,400	386,329
T&D Holdings, Inc.	11,450	144,617
The Dai-ichi Life Insurance Co., Ltd.	229	311,713
Tokio Marine Holdings, Inc.	20,000	638,339

		1,915,545

Materials 1.8%
Nippon Steel & Sumitomo Metal Corp.	568,000	1,647,897
Asahi Kasei Corp.	91,000	575,504
Denki Kagaku Kogyo K.K.	40,000	147,391
DIC Corp.	75,000	195,471
JFE Holdings, Inc.	70,300	1,585,661
JSR Corp.	9,200	166,075
Kaneka Corp.	28,000	189,345
Kobe Steel Ltd. *	416,000	656,465
Kuraray Co., Ltd.	16,200	220,946
Mitsubishi Chemical Holdings Corp.	117,500	551,330
Mitsubishi Materials Corp.	79,000	277,892
Mitsui Chemicals, Inc.	145,000	334,977
Mitsui Mining & Smelting Co., Ltd.	64,000	143,360
Nitto Denko Corp.	6,600	371,791
Oji Holdings Corp.	93,000	396,204
Shin-Etsu Chemical Co., Ltd.	14,200	884,666
Showa Denko K.K.	141,000	189,608
Sumitomo Chemical Co., Ltd.	148,000	486,507
Sumitomo Metal Mining Co., Ltd.	31,000	404,065
Taiheiyo Cement Corp.	65,000	218,463
Teijin Ltd.	127,000	275,375

 7

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toray Industries, Inc.	69,000	439,265
Tosoh Corp.	65,000	230,136
Toyo Seikan Group Holdings Ltd.	21,200	350,309
Ube Industries Ltd.	93,000	176,308

		11,115,011

Media 0.1%
Dentsu, Inc.	14,301	455,379
Hakuhodo DY Holdings, Inc.	3,380	232,619

		687,998

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	16,200	866,422
Daiichi Sankyo Co., Ltd.	32,800	533,771
Eisai Co., Ltd.	8,900	376,196
Ono Pharmaceutical Co., Ltd.	2,700	173,050
Otsuka Holdings Co., Ltd.	14,300	461,613
Shionogi & Co., Ltd.	10,000	202,853
Taisho Pharmaceutical Holdings Co., Ltd.	700	47,681
Takeda Pharmaceutical Co., Ltd.	32,200	1,435,931

		4,097,517

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	3,500	319,809
Daiwa House Industry Co., Ltd.	22,000	404,047
Mitsubishi Estate Co., Ltd.	19,000	481,628
Mitsui Fudosan Co., Ltd.	20,000	602,846
Sumitomo Realty & Development Co., Ltd.	7,500	313,359

		2,121,689

Retailing 0.4%
Edion Corp.	37,400	213,489
Fast Retailing Co., Ltd.	700	239,073
Isetan Mitsukoshi Holdings Ltd.	24,800	342,021
J. Front Retailing Co., Ltd.	39,000	309,891
K’s Holdings Corp.	5,100	173,635
Shimamura Co., Ltd.	1,700	194,905
Takashimaya Co., Ltd.	22,000	216,207
Yamada Denki Co., Ltd.	15,180	614,296

		2,303,517

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	9,100	350,819
Tokyo Electron Ltd.	8,600	391,228

		742,047

Software & Services 0.5%
Fujitsu Ltd.	282,000	1,079,551
Konami Corp.	5,700	126,136
Nintendo Co., Ltd.	11,330	1,443,535
NTT Data Corp.	90	322,516

		2,971,738

Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	19,900	220,949
Canon, Inc.	71,100	2,193,019
FUJIFILM Holdings Corp.	54,300	1,189,742
Hitachi Ltd.	327,000	2,190,625
Hoya Corp.	23,000	495,687
Ibiden Co., Ltd.	13,100	195,235
Keyence Corp.	573	186,832
Konica Minolta, Inc.	52,900	432,840
Kyocera Corp.	8,000	810,709
Murata Manufacturing Co., Ltd.	6,500	446,418
NEC Corp.	427,000	965,023
Nippon Electric Glass Co., Ltd.	51,000	273,948
Omron Corp.	10,600	327,799
Ricoh Co., Ltd.	66,000	740,930
Seiko Epson Corp.	29,600	369,746
TDK Corp.	10,100	363,687

		11,403,189

Telecommunication Services 1.2%
KDDI Corp.	37,600	2,080,376
Nippon Telegraph & Telephone Corp.	52,304	2,638,761
NTT DoCoMo, Inc.	945	1,439,309
Softbank Corp.	26,000	1,650,385

		7,808,831

Transportation 1.1%
ANA Holdings, Inc.	64,000	131,790
Central Japan Railway Co.	8,600	1,053,512
East Japan Railway Co.	16,818	1,353,048
Hankyu Hanshin Holdings, Inc.	45,000	257,424
Kawasaki Kisen Kaisha Ltd.	146,000	298,492
Kintetsu Corp.	37,000	158,861
Mitsui O.S.K. Lines, Ltd. *	198,000	761,372
Nagoya Railroad Co., Ltd.	44,000	122,944
Nippon Express Co., Ltd.	102,000	481,372
Nippon Yusen K.K.	262,000	725,390
Seino Holdings Co., Ltd.	23,000	206,281
Tobu Railway Co., Ltd.	30,000	154,745
Tokyu Corp.	45,000	292,272
West Japan Railway Co.	10,863	458,698
Yamato Holdings Co., Ltd.	25,500	559,036

		7,015,237

Utilities 1.9%
Chubu Electric Power Co., Inc.	77,600	1,075,900
Electric Power Development Co., Ltd.	8,400	277,830
Hokkaido Electric Power Co., Inc. *	24,700	322,435
Hokuriku Electric Power Co.	19,200	276,890
Kyushu Electric Power Co., Inc. *	65,400	909,657
Osaka Gas Co., Ltd.	118,000	499,447
Shikoku Electric Power Co., Inc. *	19,600	350,507
The Chugoku Electric Power Co., Inc.	29,300	430,341
The Kansai Electric Power Co., Inc. *	112,700	1,377,791
Toho Gas Co., Ltd.	24,000	119,920
Tohoku Electric Power Co., Inc. *	75,900	885,800
Tokyo Electric Power Co., Inc. *	775,600	4,732,493
Tokyo Gas Co., Ltd.	124,000	681,611

		11,940,622

		130,587,182

Luxembourg 0.5%

Energy 0.1%
Tenaris S.A.	17,247	384,789

Materials 0.4%
APERAM	12,229	150,926

8

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ArcelorMittal	170,104	2,222,294

		2,373,220

Media 0.0%
SES S.A.	9,437	277,766

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	2,459	196,911

		3,232,686

Netherlands 5.6%

Capital Goods 0.3%
Koninklijke BAM Groep N.V.	45,315	258,892
Koninklijke Philips N.V.	54,766	1,751,356
Royal Imtech N.V. (c)*	7,805	18,996

		2,029,244

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	8,192	396,260

Diversified Financials 0.4%
ING Groep N.V. CVA *	237,100	2,420,065
SNS Reaal N.V. (a)(b)(c)*	124,822	—

		2,420,065

Energy 3.0%
Fugro N.V. CVA	3,885	236,954
Royal Dutch Shell plc, A Shares	320,980	10,956,396
Royal Dutch Shell plc, B Shares	227,133	8,033,786

		19,227,136

Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	113,726	1,873,617

Food, Beverage & Tobacco 0.5%
CSM	7,991	183,326
DE Master Blenders 1753 N.V. *	2,686	44,309
Heineken Holding N.V.	4,728	296,583
Heineken N.V.	5,302	372,422
Nutreco N.V. (c)	4,268	200,398
Unilever N.V. CVA	49,157	1,972,250

		3,069,288

Insurance 0.2%
Aegon N.V.	140,413	1,081,933
Delta Lloyd N.V.	12,560	271,429

		1,353,362

Materials 0.3%
Akzo Nobel N.V.	18,460	1,125,428
Koninklijke DSM N.V.	10,068	707,570

		1,832,998

Media 0.1%
Reed Elsevier N.V.	12,033	230,519
Wolters Kluwer N.V.	16,234	392,147

		622,666

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	4,905	441,841

Technology Hardware & Equipment 0.0%
Gemalto N.V.	1,437	150,493

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V. *	376,599	991,716

Transportation 0.2%
PostNL N.V. *	247,401	890,141
TNT Express N.V.	26,945	212,070

		1,102,211

		35,510,897

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	39,768	258,096

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	223,796	402,502

		660,598

Norway 0.8%

Banks 0.1%
DnB A.S.A.	32,847	546,424

Energy 0.4%
Aker Solutions A.S.A.	6,895	103,906
Petroleum Geo-Services A.S.A.	8,771	117,877
Statoil A.S.A.	97,589	2,118,329

		2,340,112

Food, Beverage & Tobacco 0.1%
Marine Harvest	178,741	180,382
Orkla A.S.A.	52,794	407,731

		588,113

Materials 0.1%
Norsk Hydro A.S.A.	102,610	436,195
Yara International A.S.A.	7,819	350,898

		787,093

Telecommunication Services 0.1%
Telenor A.S.A.	30,176	668,298

		4,930,040

Portugal 0.3%

Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d (c)*	1,948,441	243,075
Banco Espirito Santo, S.A. - Reg’d *	143,643	139,865

		382,940

Energy 0.0%
Galp Energia, SGPS, S.A.	10,030	160,210

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d (c)	113,406	432,687

Utilities 0.1%
EDP - Energias de Portugal S.A.	180,381	641,270

		1,617,107

Singapore 0.7%

Banks 0.2%
DBS Group Holdings Ltd.	36,056	473,160

 9

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Oversea-Chinese Banking Corp., Ltd.	47,897	397,648
United Overseas Bank Ltd.	28,952	488,395

		1,359,203

Capital Goods 0.1%
Keppel Corp., Ltd.	37,300	303,616
SembCorp Industries Ltd.	35,000	139,729

		443,345

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	92,166	228,133

Media 0.0%
Singapore Press Holdings Ltd. (c)	47,000	162,234

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	3,000	95,016

Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	69,137	598,726
Venture Corp., Ltd.	24,000	138,237

		736,963

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	239,486	739,518

Transportation 0.1%
ComfortDelGro Corp., Ltd.	98,000	154,255
Singapore Airlines Ltd.	40,270	320,164

		474,419

		4,238,831

Spain 3.9%

Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	351,318	3,331,545
Banco de Sabadell S.A. (c)	144,535	295,981
Banco Popular Espanol S.A. *	100,762	442,899
Banco Santander S.A.	876,022	6,408,895
Bankia S.A. *	54,091	47,709

		10,527,029

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	16,794	483,584
Ferrovial S.A.	17,088	291,521
Fomento de Construcciones y Contratas S.A. (c)*	16,098	222,220

		997,325

Energy 0.4%
Repsol S.A.	100,939	2,419,215

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	30,571	252,982

Retailing 0.1%
Inditex S.A.	3,482	464,793

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	5,334	183,449

Telecommunication Services 1.0%
Telefonica S.A. *	451,917	6,458,876

Transportation 0.1%
Abertis Infraestructuras S.A.	17,702	328,707

Utilities 0.5%
Acciona S.A. (c)	2,716	128,072
Enagas S.A.	6,858	169,470
Endesa S.A. *	10,660	247,509
Gas Natural SDG S.A.	18,249	371,538
Iberdrola S.A.	330,004	1,826,123
Red Electrica Corp. S.A.	3,695	206,043

		2,948,755

		24,581,131

Sweden 2.4%

Automobiles & Components 0.1%
Autoliv, Inc.	4,592	375,488

Banks 0.5%
Nordea Bank AB	83,293	1,055,783
Skandinaviska Enskilda Banken AB, A Shares	55,578	613,493
Svenska Handelsbanken AB, A Shares	17,271	783,519
Swedbank AB, A Shares	19,478	469,522

		2,922,317

Capital Goods 0.8%
Alfa Laval AB	8,818	200,113
Assa Abloy AB, B Shares	7,785	345,159
Atlas Copco AB, A Shares	24,787	646,585
Atlas Copco AB, B Shares	11,710	274,319
NCC AB, B Shares	8,159	214,195
Sandvik AB	46,630	590,276
Scania AB, B Shares	11,811	246,411
Skanska AB, B Shares	29,280	552,491
SKF AB, B Shares	18,061	501,285
Trelleborg AB, B Shares	10,383	182,617
Volvo AB, A Shares	18,237	267,877
Volvo AB, B Shares	58,323	859,168

		4,880,496

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	28,952	282,194

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	16,352	476,783
Husqvarna AB, B Shares	29,948	179,992

		656,775

Food, Beverage & Tobacco 0.0%
Swedish Match AB	7,019	262,520

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	4,361	161,272

Household & Personal Products 0.1%
Svenska Cellulosa AB, B Shares	32,954	871,722

Materials 0.1%
Boliden AB	19,523	275,670
SSAB AB, A Shares (c)	31,235	203,121
SSAB AB, B Shares	8,242	45,984

		524,775

10

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.2%
Hennes & Mauritz AB, B Shares	26,446	988,327

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	138,748	1,640,044

Telecommunication Services 0.2%
Tele2 AB, B Shares	32,031	410,578
TeliaSonera AB	114,846	830,661

		1,241,239

		14,807,169

Switzerland 5.2%

Capital Goods 0.4%
ABB Ltd. - Reg’d *	60,569	1,335,300
Geberit AG - Reg’d	763	204,700
Schindler Holding AG	985	140,940
Schindler Holding AG - Reg’d	386	53,819
Wolseley plc	16,935	810,763

		2,545,522

Commercial & Professional Supplies 0.3%
Adecco S.A. - Reg’d *	9,286	590,398
SGS S.A. - Reg’d	100	226,341
Tyco International Ltd.	36,174	1,259,217

		2,075,956

Consumer Durables & Apparel 0.2%
Compagnie Financiere Richemont S.A., Series A	7,097	694,247
The Swatch Group AG - Bearer Shares	462	274,544
The Swatch Group AG - Reg’d	832	85,914

		1,054,705

Diversified Financials 0.3%
Credit Suisse Group AG - Reg’d *	51,069	1,500,090
GAM Holding AG *	11,926	190,247
UBS AG - Reg’d *	23,555	463,822

		2,154,159

Energy 0.3%
Noble Corp.	10,858	414,776
Transocean Ltd.	18,607	877,500
Weatherford International Ltd. *	42,182	588,861

		1,881,137

Food, Beverage & Tobacco 1.0%
Aryzta AG *	2,306	142,404
Lindt & Spruengli AG	12	47,144
Lindt & Spruengli AG - Reg’d	1	45,441
Nestle S.A. - Reg’d	87,757	5,939,622

		6,174,611

Insurance 0.5%
Baloise Holding AG - Reg’d	1,917	208,118
Swiss Life Holding AG - Reg’d *	1,451	260,383
Swiss Re AG *	10,795	860,707
Zurich Insurance Group AG *	6,638	1,788,066

		3,117,274

Materials 0.6%
Clariant AG - Reg’d *	11,707	183,013
Givaudan S.A. - Reg’d *	163	226,872
Glencore Xstrata plc	361,247	1,525,600
Holcim Ltd. - Reg’d *	10,476	757,853
Sika AG	64	178,233
Syngenta AG - Reg’d	1,591	629,100

		3,500,671

Media 0.0%
Informa plc	21,190	169,264

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Lonza Group AG - Reg’d *	2,538	195,347
Novartis AG - Reg’d	57,759	4,152,108
Roche Holding AG	12,892	3,172,579
Roche Holding AG - Bearer Shares	577	142,814

		7,662,848

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	73,932	634,933

Technology Hardware & Equipment 0.2%
TE Connectivity Ltd.	17,638	900,243

Telecommunication Services 0.1%
Swisscom AG - Reg’d	895	400,102

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	1,878	227,282

		32,498,707

United Kingdom 17.5%

Automobiles & Components 0.1%
GKN plc	64,860	344,944

Banks 2.7%
Barclays plc	821,545	3,589,317
HSBC Holdings plc	833,368	9,461,605
Lloyds Banking Group plc *	1,875,832	1,953,053
Royal Bank of Scotland Group plc *	140,865	680,237
Standard Chartered plc	48,322	1,120,766

		16,804,978

Capital Goods 0.7%
BAE Systems plc	191,339	1,297,612
Balfour Beatty plc	58,757	220,365
Bunzl plc	12,735	273,362
Carillion plc	36,318	164,733
Cobham plc	43,399	190,134
Foster Wheeler AG *	7,771	166,610
IMI plc	10,546	220,274
Meggitt plc	20,663	172,301
Rolls-Royce Holdings plc *	45,527	811,705
SIG plc	79,290	219,166
Smiths Group plc	14,714	309,477
The Weir Group plc	4,123	134,889
Travis Perkins plc	11,961	309,496
Vesuvius plc	21,714	140,528

		4,630,652

Commercial & Professional Supplies 0.2%
Aggreko plc	4,306	116,733
Capita plc	16,555	262,994
G4S plc	79,966	275,180

 11

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hays plc	131,573	206,562
Serco Group plc	18,400	175,949

		1,037,418

Consumer Durables & Apparel 0.2%
Barratt Developments plc *	68,206	338,111
Burberry Group plc	8,810	205,367
Persimmon plc *	16,315	306,619
Taylor Wimpey plc	197,941	320,889

		1,170,986

Consumer Services 0.6%
Carnival plc	11,042	425,052
Compass Group plc	70,372	962,115
InterContinental Hotels Group plc	6,398	185,655
Ladbrokes plc	42,809	138,692
Thomas Cook Group plc *	506,120	1,179,264
TUI Travel plc	59,714	346,818
Whitbread plc	7,021	345,304
William Hill plc	26,835	198,560

		3,781,460

Diversified Financials 0.1%
ICAP plc	27,718	171,376
Man Group plc	317,538	386,305

		557,681

Energy 2.7%
AMEC plc	12,529	205,260
BG Group plc	115,060	2,074,780
BP plc	2,096,341	14,483,257
Ensco plc, Class A	4,256	244,039
John Wood Group plc	14,017	192,458
Tullow Oil plc	7,349	116,252

		17,316,046

Food & Staples Retailing 0.9%
J. Sainsbury plc	158,977	952,675
Tesco plc	601,664	3,363,260
WM Morrison Supermarkets plc	267,138	1,175,807

		5,491,742

Food, Beverage & Tobacco 1.3%
Associated British Foods plc	13,658	404,043
British American Tobacco plc	52,092	2,778,940
Diageo plc	52,052	1,631,248
Imperial Tobacco Group plc	31,033	1,041,621
SABMiller plc	17,167	841,453
Tate & Lyle plc	20,310	259,448
Unilever plc	35,060	1,423,733

		8,380,486

Health Care Equipment & Services 0.1%
Smith & Nephew plc	30,067	358,239

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	14,879	1,059,244

Insurance 0.8%
Amlin plc	26,398	161,648
Aviva plc	241,602	1,363,214
Legal & General Group plc	177,049	519,557
Old Mutual plc	214,933	634,765
Prudential plc	46,660	828,673
Resolution Ltd.	99,420	489,257
RSA Insurance Group plc	231,735	441,420
Standard Life plc	61,231	353,591
Willis Group Holdings plc	4,700	201,160

		4,993,285

Materials 1.3%
Anglo American plc	120,881	2,592,971
Antofagasta plc	10,758	144,315
BHP Billiton plc	62,449	1,787,568
Johnson Matthey plc	12,590	543,244
Kazakhmys plc (c)	20,911	83,055
Mondi plc	24,229	361,020
Rexam plc	44,936	336,130
Rio Tinto plc	50,271	2,262,209
Vedanta Resources plc	11,499	203,574

		8,314,086

Media 0.3%
British Sky Broadcasting Group plc	28,050	353,367
ITV plc	100,630	258,814
Pearson plc	32,363	664,436
Reed Elsevier plc	21,103	273,154
WPP plc	38,320	691,833

		2,241,604

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	86,571	4,391,378
GlaxoSmithKline plc	242,134	6,194,666

		10,586,044

Real Estate 0.1%
British Land Co., plc	21,480	195,286
Land Securities Group plc	26,617	384,765

		580,051

Retailing 0.6%
Dixons Retail plc *	560,815	386,860
Home Retail Group plc	280,436	642,427
Inchcape plc	43,884	380,739
Kingfisher plc	169,576	1,025,933
Marks & Spencer Group plc	138,091	1,009,766
Next plc	7,027	533,349

		3,979,074

Software & Services 0.0%
The Sage Group plc	37,558	200,203

Telecommunication Services 1.9%
BT Group plc	522,568	2,703,862
Cable & Wireless Communications plc	432,919	266,467
Inmarsat plc	13,031	135,594
Vodafone Group plc	2,916,555	8,735,298

		11,841,221

Transportation 0.1%
FirstGroup plc	111,426	169,422
International Consolidated Airlines Group S.A. *	41,611	184,010
National Express Group plc	44,758	172,793

		526,225

Utilities 0.9%
Centrica plc	270,454	1,607,899
Drax Group plc	32,406	316,590

12

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
National Grid plc	153,627	1,836,047
Pennon Group plc	14,768	156,186
Severn Trent plc	10,852	292,285
SSE plc	52,256	1,250,985
United Utilities Group plc	38,677	424,209

		5,884,201

		110,079,870

Total Common Stock
(Cost $526,250,696)		605,404,994

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Bayerische Motoren Werke AG	2,734	207,857
Volkswagen AG	7,309	1,733,938

		1,941,795

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	4,426	432,637

Utilities 0.0%
RWE AG	5,250	157,394

Total Preferred Stock
(Cost $1,439,766)		2,531,826

Rights 0.0% of net assets

Spain 0.0%
Banco Santander S.A. (a)(c)*	850,522	169,724

Total Rights
(Cost $166,738)		169,724

Other Investment Company 0.2% of net assets

United States 0.2%
iShares MSCI EAFE ETF	20,000	1,207,400

Total Other Investment Company
(Cost $935,189)		1,207,400

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 2.5% of net assets

Time Deposits 2.3%
Brown Brothers Harriman
Hong Kong Dollar
0.01%, 08/01/13	5,449	702
Japanese Yen
0.01%, 08/01/13	122,791	1,254
Pound Sterling
0.07%, 08/01/13	336	511
Citibank
Euro
0.01%, 08/01/13	20,205	26,879
JPMorgan Chase
Canadian Dollar
0.30%, 08/01/13	96,525	93,978
Societe Generale
US Dollar
0.03%, 08/01/13	14,192,768	14,192,768

		14,316,092

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.01%, 09/19/13 (d)(e)	30,000	30,000
0.02%, 09/19/13 (d)(e)	200,000	199,994
0.04%, 09/19/13 (d)(e)	995,000	994,946

		1,224,940

Total Short-Term Investments
(Cost $15,541,032)		15,541,032

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.9% of net assets

Wells Fargo Advantage Government Money Market Fund 0.01% (f)	5,395,987	5,395,987

Total Collateral Invested for Securities on Loan
(Cost $5,395,987)		5,395,987

End of Collateral Invested for Securities on Loan.

At 07/31/13, the tax basis cost of the fund’s investments was $565,627,972 and the unrealized appreciation and depreciation were $90,136,586 and ($30,909,582), respectively, with a net unrealized appreciation of $59,227,004.

At 07/31/13, the values of certain foreign securities held by the fund aggregating $563,039,255 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $884 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $4,906,811.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the 7-day yield.

 13

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

CVA —	Dutch Certificate
ETF —	Exchange traded fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
MSCI EAFE, e-mini, Long, expires 09/20/13	200	17,233,000	552,833

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures contracts (“futures”) and forward foreign currency exchange contracts (“forwards”): Futures and forwards are valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s forward exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

14

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$242,064,023	$—	$242,064,023
Australia[1]	—	26,306,593	—	26,306,593
Pharmaceuticals, Biotechnology & Life Sciences	393,795	—	—	393,795
Canada[1]	36,754,173	—	—	36,754,173
China[1]	—	—	884	884

 15

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Denmark[1]	$—	$3,966,767	$—	$3,966,767
Food, Beverage & Tobacco	407,190	—	—	407,190
Telecommunication Services	405,157	—	—	405,157
France[1]	—	68,534,999	—	68,534,999
Consumer Services	315,586	538,983	—	854,569
Ireland[1]	—	3,003,512	—	3,003,512
Food, Beverage & Tobacco	230,237	—	—	230,237
Technology Hardware & Equipment	766,490	—	—	766,490
Netherlands[1]	—	32,441,609	—	32,441,609
Food, Beverage & Tobacco	44,309	3,024,979	—	3,069,288
Singapore[1]	—	3,501,868	—	3,501,868
Technology Hardware & Equipment	598,726	138,237	—	736,963
Spain[1]	—	14,054,102	—	14,054,102
Banks	47,709	10,479,320	—	10,527,029
Sweden[1]	—	11,509,364	—	11,509,364
Automobiles & Components	375,488	—	—	375,488
Banks	613,493	2,308,824	—	2,922,317
Switzerland[1]	—	27,641,371	—	27,641,371
Commercial & Professional Supplies	1,259,217	816,739	—	2,075,956
Energy	1,003,637	877,500	—	1,881,137
Technology Hardware & Equipment	900,243	—	—	900,243
United Kingdom[1]	—	82,613,662	—	82,613,662
Capital Goods	166,610	4,464,042	—	4,630,652
Energy	244,039	17,072,007	—	17,316,046
Insurance	201,160	4,792,125	—	4,993,285
Transportation	169,422	356,803	—	526,225
Preferred Stock[1]	—	2,531,826	—	2,531,826
Rights[1]	—	—	169,724	169,724
Other Investment Company[1]	1,207,400	—	—	1,207,400
Short-Term Investments[1]	—	15,541,032	—	15,541,032

Total	$46,104,081	$578,580,287	$170,608	$624,854,976

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,395,987	$—	$—	$5,395,987
Futures Contract[2]	552,833	—	—	552,833

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

16

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
China	$6,079	$—	($5,195)	$—	$—	$—	$—	$884
Netherlands	—	—	(183,369)	29,368	—	154,001	—	—
Preferred Stock								—
United Kingdom	5,378	49	(62)	—	(5,365)	—	—	—
Rights
Hong Kong	30,003	43,202	(30,003)	—	(43,202)	—	—	—
Spain	—	—	2,985	166,739	—	—	—	169,724

Total	$41,460	$43,251	($215,644)	$196,107	($48,567)	$154,001	$—	$170,608

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013. The transfers in the amount of $644,463 and $1,616,483 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46848JUL13

 17

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.6%		Common Stock	100,124,234	117,157,404
0.5%		Preferred Stock	393,106	580,628
0.0%		Rights	—	13
1.0%		Other Investment Company	1,071,207	1,211,490
1.9%		Short-Term Investments	2,294,969	2,294,969

100.0%		Total Investments	103,883,516	121,244,504
1.9%		Collateral Invested for Securities on Loan	2,361,235	2,361,235
(1	.9)%	Other Assets and Liabilities, Net		(2,319,158)

100.0%		Total Net Assets		121,286,581

	Number	Value
Security	of Shares	($)

Common Stock 96.6% of net assets

Australia 4.1%

Banks 0.2%
Bank of Queensland Ltd.	10,585	90,497
Bendigo & Adelaide Bank Ltd.	13,442	128,953

		219,450

Capital Goods 0.2%
Ausdrill Ltd.	8,356	8,099
Boart Longyear Ltd.	115,286	53,256
Bradken Ltd.	11,133	49,319
Cardno Ltd.	2,998	14,734
GWA Group Ltd.	31,561	69,753
Monadelphous Group Ltd. (a)	3,592	53,101

		248,262

Commercial & Professional Supplies 0.3%
ALS Ltd.	10,876	82,892
Programmed Maintenance Services Ltd.	6,174	13,646
Seek Ltd.	5,426	45,981
Skilled Group Ltd.	17,465	46,483
Transfield Services Ltd.	70,658	56,471
Transpacific Industries Group Ltd. *	81,229	62,389

		307,862

Consumer Durables & Apparel 0.0%
G.U.D. Holdings Ltd.	5,689	32,766

Consumer Services 0.2%
Aristocrat Leisure Ltd.	24,735	96,497
Echo Entertainment Group Ltd.	20,845	49,144
Flight Centre Ltd.	1,463	59,650

		205,291

Diversified Financials 0.2%
ASX Ltd.	3,812	119,249
Challenger Ltd.	18,075	69,332
IOOF Holdings Ltd.	2,225	16,557
Perpetual Ltd.	2,246	80,859

		285,997

Energy 0.1%
AWE Ltd. *	42,691	51,749
Beach Energy Ltd.	45,244	54,413

		106,162

Food, Beverage & Tobacco 0.3%
Goodman Fielder Ltd. *	261,446	179,630
GrainCorp Ltd., Class A	6,816	75,743
Treasury Wine Estates Ltd.	14,911	63,893

		319,266

Health Care Equipment & Services 0.4%
Ansell Ltd.	6,890	114,808
Cochlear Ltd.	1,244	68,260
Primary Health Care Ltd.	22,247	101,632
Ramsay Health Care Ltd.	2,852	94,355
Sigma Pharmaceuticals Ltd.	223,224	132,457

		511,512

Insurance 0.0%
NIB Holdings Ltd.	26,877	53,881

Materials 0.4%
Adelaide Brighton Ltd.	25,803	76,039
Aquarius Platinum Ltd. (a)*	126,447	91,175
DuluxGroup Ltd.	3,628	14,542
Fortescue Metals Group Ltd.	8,178	26,850
Gunns Ltd. (b)(c)*	124,356	—
Iluka Resources Ltd.	9,901	97,903
Kagara Ltd. (b)(c)*	83,968	—
Mount Gibson Iron Ltd.	20,017	10,062
Nufarm Ltd.	16,747	67,687
OZ Minerals Ltd.	28,413	104,045

		488,303

Media 0.1%
Seven West Media Ltd.	28,401	54,573
Southern Cross Media Group Ltd.	30,241	40,102
Ten Network Holdings Ltd. *	164,593	40,692

		135,367

Real Estate 0.5%
Australand Property Group	12,210	37,863
CFS Retail Property Trust Group	55,376	102,003
Charter Hall Retail REIT	4,000	13,876
Commonwealth Property Office Fund	61,501	63,862
Dexus Property Group	155,937	146,989

 1

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Goodman Group	20,441	86,657
GPT Group	44,679	146,904
Investa Office Fund	16,156	42,828
Westfield Retail Trust	9,381	25,355

		666,337

Retailing 0.6%
Automotive Holdings Group Ltd.	4,979	16,968
David Jones Ltd.	61,668	149,580
Harvey Norman Holdings Ltd.	39,482	94,308
JB Hi-Fi Ltd. (a)	7,094	118,437
Myer Holdings Ltd	56,187	135,314
Pacific Brands Ltd.	176,727	131,120
Premier Investments Ltd.	8,970	62,796

		708,523

Software & Services 0.1%
Computershare Ltd.	17,525	154,078

Transportation 0.2%
Aurizon Holdings Ltd.	29,732	121,276
Transurban Group	21,218	129,231
Virgin Australia International Holdings (b)(c)*	176,214	—

		250,507

Utilities 0.3%
APA Group	19,529	105,327
DUET Group	63,806	123,880
SP AusNet	82,431	87,381

		316,588

		5,010,152

Austria 0.7%

Banks 0.1%
Raiffeisen Bank International AG	4,331	131,443

Capital Goods 0.1%
Zumtobel AG	4,769	58,590

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	89	10,492

Insurance 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,288	118,156

Materials 0.1%
Lenzing AG	505	38,324
RHI AG	1,496	47,056

		85,380

Real Estate 0.2%
Immofinanz AG *	51,440	210,677

Transportation 0.1%
Oesterreichische Post AG	3,194	136,122

Utilities 0.0%
Verbund AG	2,262	44,567

		795,427

Belgium 1.1%

Capital Goods 0.0%
Compagnie d’Enterprises CFE	880	53,384

Diversified Financials 0.2%
Ackermans & van Haaren N.V.	617	55,922
Gimv N.V.	1,261	63,799
Groupe Bruxelles Lambert S.A.	1,328	107,784
Sofina S.A.	564	53,095

		280,600

Materials 0.2%
Nyrstar (a)*	23,274	102,737
Tessenderlo Chemie N.V.	4,459	120,809

		223,546

Media 0.1%
Telenet Group Holding N.V.	2,305	111,604

Real Estate 0.1%
Befimmo S.C.A.	579	39,626
Cofinimmo	551	63,151

		102,777

Retailing 0.2%
S.A. D’Ieteren N.V.	3,896	176,897

Technology Hardware & Equipment 0.1%
Barco N.V.	940	70,373
EVS Broadcast Equipment S.A.	676	48,864

		119,237

Telecommunication Services 0.1%
Mobistar S.A.	7,756	110,608

Utilities 0.1%
Elia System Operator S.A./N.V.	2,286	96,588

		1,275,241

Canada 8.0%

Automobiles & Components 0.2%
Linamar Corp.	4,233	131,511
Martinrea International, Inc.	7,298	85,265

		216,776

Banks 0.2%
Canadian Western Bank	1,700	47,867
Genworth MI Canada, Inc.	3,864	107,632
Home Capital Group, Inc.	800	48,766
Laurentian Bank of Canada	1,295	56,801

		261,066

Capital Goods 0.6%
Aecon Group, Inc.	4,590	53,001
Bird Construction, Inc.	2,762	33,587
CAE, Inc.	11,133	126,819
Genivar, Inc.	500	11,927
MacDonald, Dettwiler & Associates Ltd.	1,318	98,565
Russel Metals, Inc.	6,353	158,284
Toromont Industries Ltd.	5,607	127,305
Wajax Corp.	2,001	66,687

		676,175

Commercial & Professional Supplies 0.4%
Newalta Corp.	3,737	51,702
Progressive Waste Solutions Ltd.	6,255	150,118
Ritchie Bros. Auctioneers, Inc.	2,999	57,813
Stantec, Inc.	1,600	73,995

2

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Transcontinental, Inc., Class A	11,951	145,213

		478,841

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	3,210	117,480
Gildan Activewear, Inc.	3,002	133,981
Lululemon Athletica, Inc. *	152	10,575

		262,036

Consumer Services 0.0%
EnerCare, Inc.	5,134	47,536

Diversified Financials 0.3%
AGF Management Ltd., Class B	9,721	113,574
CI Financial Corp.	6,983	210,965
Dundee Corp., Class A *	1,987	42,464
GMP Capital, Inc.	8,284	50,812

		417,815

Energy 2.1%
Advantage Oil & Gas Ltd. *	30,129	108,829
AltaGas Ltd.	3,922	137,428
Calfrac Well Services Ltd.	400	13,261
Enerflex Ltd.	1,700	24,149
Ensign Energy Services, Inc.	9,027	157,056
Freehold Royalties Ltd.	1,991	45,767
Gibson Energy, Inc.	5,009	115,435
Gran Tierra Energy, Inc. *	1,616	9,991
Keyera Corp.	2,600	145,454
Lightstream Resources Ltd.	11,046	90,123
Mullen Group Ltd.	6,000	149,372
Nuvista Energy Ltd. *	6,297	41,690
Pacific Rubiales Energy Corp.	4,817	93,657
Parkland Fuel Corp.	4,600	76,853
Pason Systems, Inc.	927	17,573
Pembina Pipeline Corp.	5,849	183,198
Petrominerales Ltd.	9,200	50,071
Peyto Exploration & Development Corp.	3,100	89,158
Precision Drilling Corp.	25,600	260,960
Savanna Energy Services Corp.	5,073	36,451
ShawCor Ltd.	2,422	108,826
Trican Well Service Ltd.	7,096	104,461
Trinidad Drilling Ltd.	12,784	116,750
Uranium One, Inc. *	3,400	8,805
Veresen, Inc.	10,482	122,975
Vermilion Energy, Inc.	3,258	174,748

		2,483,041

Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	2,088	35,251
The Jean Coutu Group (PJC), Inc., Class A	7,400	135,449
The North West Co., Inc.	4,100	95,165

		265,865

Food, Beverage & Tobacco 0.2%
Cott Corp.	8,900	74,434
Maple Leaf Foods, Inc.	9,714	135,718

		210,152

Health Care Equipment & Services 0.1%
CML Healthcare, Inc.	10,046	104,069

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	3,655	147,040

Materials 1.3%
Agnico-Eagle Mines Ltd.	2,923	83,128
Canfor Corp. *	4,098	86,461
CCL Industries, Inc., Class B	1,319	89,367
Centerra Gold, Inc.	10,034	44,450
Chemtrade Logistics Income Fund	3,364	55,352
Dominion Diamond Corp. *	4,045	57,223
Eldorado Gold Corp.	5,970	47,139
Franco-Nevada Corp.	300	12,776
HudBay Minerals, Inc.	11,708	78,882
IAMGOLD Corp.	15,720	81,118
Lundin Mining Corp. *	26,464	104,351
Major Drilling Group International, Inc.	5,200	35,389
Methanex Corp.	6,400	305,637
New Gold, Inc. *	1,700	12,348
PAN American Silver Corp.	3,772	47,852
Sherritt International Corp.	34,162	130,714
Silver Wheaton Corp.	1,474	33,897
Thompson Creek Metals Co., Inc. (a)*	19,568	58,679
West Fraser Timber Co., Ltd.	2,250	205,087

		1,569,850

Media 0.5%
Aimia, Inc.	8,400	127,010
Cineplex, Inc.	2,919	105,551
Cogeco Cable, Inc.	1,253	60,265
Corus Entertainment, Inc., Class B	4,283	103,624
Quebecor, Inc., Class B	5,200	238,762

		635,212

Real Estate 0.4%
Boardwalk Real Estate Investment Trust	625	35,062
Brookfield Office Properties, Inc.	8,210	139,005
Calloway Real Estate Investment Trust	1,543	37,963
Canadian Real Estate Investment Trust	932	37,358
First Capital Realty, Inc.	952	15,831
Granite Real Estate Investment Trust	2,003	66,988
H&R REIT	2,600	54,703
RioCan REIT	3,306	78,345

		465,255

Retailing 0.2%
Dollarama, Inc.	1,328	95,847
Reitmans (Canada) Ltd., Class A	8,848	87,093
Sears Canada, Inc.	3,836	49,001

		231,941

Software & Services 0.1%
Davis & Henderson Corp.	3,800	92,160
Open Text Corp.	1,123	79,368

		171,528

 3

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	3,800	126,420

Transportation 0.1%
TransForce, Inc.	5,700	117,818
Westshore Terminals Investment Corp.	1,600	44,615

		162,433

Utilities 0.7%
Atco Ltd., Class I	4,780	216,638
Capital Power Corp.	5,541	112,428
Emera, Inc.	5,188	165,070
Just Energy Group, Inc. (a)	12,031	85,275
Northland Power, Inc.	2,440	40,101
Superior Plus Corp.	14,900	175,823

		795,335

		9,728,386

Denmark 1.5%

Banks 0.3%
Jyske Bank A/S - Reg’d *	4,375	191,647
Sydbank A/S *	6,122	136,934

		328,581

Capital Goods 0.2%
A/S Schouw & Co.	421	15,785
NKT Holding A/S	2,910	117,945
Rockwool International A/S, B Shares	693	109,541
Solar A/S, B Shares	404	18,635

		261,906

Consumer Durables & Apparel 0.1%
Pandora A/S	1,988	79,353

Food, Beverage & Tobacco 0.0%
Royal UNIBREW A/S	429	41,353

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	1,942	113,446
GN Store Nord A/S	4,294	88,782
William Demant Holding A/S *	564	49,671

		251,899

Insurance 0.2%
Topdanmark A/S *	4,581	128,681
Tryg A/S	1,237	112,122

		240,803

Materials 0.0%
Christian Hansen Holding A/S	1,162	38,511

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
H. Lundbeck A/S	5,334	107,551
Novozymes A/S, B Shares	5,056	173,304

		280,855

Software & Services 0.1%
SimCorp A/S	2,345	75,035

Transportation 0.2%
D/S Norden A/S	5,711	208,908

		1,807,204

Finland 2.0%

Automobiles & Components 0.2%
Nokian Renkaat Oyj	4,431	196,797

Capital Goods 0.6%
Cargotec Oyj, B Shares	3,662	130,110
Cramo Oyj	3,375	41,842
Konecranes Oyj (a)	3,553	104,176
Outotec Oyj (a)	9,213	111,782
Ramirent Oyj	5,764	53,916
Uponor Oyj	7,352	127,736
YIT Oyj	9,226	125,481

		695,043

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	8,344	165,631

Diversified Financials 0.1%
Pohjola Bank plc, A Shares	7,581	131,306

Materials 0.7%
Huhtamaki Oyj	9,638	183,685
Kemira Oyj	9,417	146,519
Metsa Board Oyj, B Shares	28,522	96,905
Outokumpu Oyj (a)*	276,565	171,096
Rautaruukki Oyj	33,064	193,823
Tikkurila Oyj	1,934	42,486

		834,514

Media 0.1%
Sanoma Oyj (a)	19,421	141,243

Real Estate 0.0%
Sponda Oyj	10,033	51,572

Retailing 0.1%
Stockmann Oyj Abp, B Shares	4,265	64,382

Software & Services 0.1%
Tieto Oyj	7,690	146,915

		2,427,403

France 4.8%

Automobiles & Components 0.2%
Faurecia *	7,075	186,759
Plastic Omnium S.A.	1,683	114,818

		301,577

Banks 0.1%
Natixis	34,270	175,118

Capital Goods 0.3%
Areva S.A. *	4,458	74,867
Mersen	2,637	59,913
Saft Groupe S.A.	2,369	58,522
Zodiac Aerospace	1,528	221,993

		415,295

Commercial & Professional Supplies 0.6%
Bureau Veritas S.A.	4,638	137,675
Derichebourg S.A. *	13,356	46,121
Edenred	3,912	125,371
Societe BIC S.A.	1,331	147,849
Teleperformance	5,125	248,432

		705,448

4

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.2%
Nexity S.A.	3,488	137,785
SEB S.A.	1,849	153,793

		291,578

Consumer Services 0.1%
Club Mediterranee S.A. *	4,007	92,808

Diversified Financials 0.2%
Eurazeo	2,957	189,981

Energy 0.1%
Bourbon S.A.	3,217	87,355
Etablissements Maurel et Prom	3,488	56,922

		144,277

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	518	53,642
Vilmorin & Cie	352	42,403

		96,045

Health Care Equipment & Services 0.1%
bioMerieux	715	73,128
Orpea	1,027	48,474

		121,602

Insurance 0.1%
Euler Hermes S.A.	995	111,376

Materials 0.2%
Eramet	1,031	90,820
Imerys S.A.	2,657	175,672

		266,492

Media 0.7%
Havas S.A.	12,979	98,189
Ipsos	1,737	61,708
JC Decaux S.A.	3,257	104,317
Metropole Television S.A.	8,635	170,074
Societe Television Francaise 1	15,444	228,573
Technicolor - Reg’d *	48,010	240,893

		903,754

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	1,748	70,110

Real Estate 0.5%
Fonciere des Regions	2,138	175,382
Gecina S.A.	851	104,214
ICADE	1,854	167,649
Klepierre	3,596	156,014
Mercialys	553	10,800
Societe Immobilliere de Location pour l’Industrie et le Commerce	363	35,992

		650,051

Software & Services 0.4%
Alten	1,477	54,967
Altran Technologies S.A. *	8,788	62,938
Dassault Systemes S.A.	918	120,676
UbiSoft Entertainment S.A. *	12,420	189,470

		428,051

Technology Hardware & Equipment 0.3%
Ingenico	895	66,871
Neopost S.A. (a)	3,368	241,953

		308,824

Telecommunication Services 0.1%
Iliad S.A.	446	105,228

Transportation 0.4%
Aeroports de Paris	1,996	206,190
Bollore	252	120,757
Groupe Eurotunnel S.A. - Reg’d	14,563	114,249

		441,196

		5,818,811

Germany 3.1%

Automobiles & Components 0.2%
ElringKlinger AG	1,295	47,907
Grammer AG	324	10,811
Leoni AG	3,060	152,399

		211,117

Banks 0.1%
Aareal Bank AG *	2,937	81,164

Capital Goods 0.7%
Bauer AG	1,881	47,976
BayWa AG	2,173	107,280
Deutz AG *	10,353	71,945
Duerr AG	953	63,808
Gildemeister AG	3,331	77,427
Heidelberger Druckmaschinen AG (a)*	66,266	163,408
Indus Holding AG	2,577	86,038
Krones AG	915	77,233
Nordex SE *	7,495	62,687
Pfeiffer Vacuum Technology AG	413	45,012
SGL Carbon SE (a)	1,484	48,450
Vossloh AG	438	36,491

		887,755

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	819	36,646
Hugo Boss AG	591	68,618
Puma SE	229	63,938

		169,202

Food, Beverage & Tobacco 0.1%
Suedzucker AG	4,146	135,435

Health Care Equipment & Services 0.2%
Draegerwerk AG & Co. KGaA	102	11,267
Rhoen-klinikum AG	8,845	213,923

		225,190

Insurance 0.0%
Talanx AG	356	11,228

Materials 0.4%
Fuchs Petrolub AG	617	40,543
Symrise AG	4,717	203,712
Wacker Chemie AG	2,222	216,759

		461,014

Media 0.1%
Axel Springer AG	2,642	138,325

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	1,589	92,546
Stada Arzneimittel AG	4,339	203,457

		296,003

 5

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.1%
Deutsche Euroshop AG	1,001	42,201
Gagfah S.A. *	4,038	46,572
GSW Immobilien AG	390	15,817

		104,590

Retailing 0.1%
Fielmann AG	706	73,619

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE *	4,512	70,846
Kontron AG	9,349	43,922
SMA Solar Technology AG	1,242	42,385

		157,153

Software & Services 0.3%
Bechtle AG	1,756	86,255
Software AG	3,040	92,426
United Internet AG - Reg’d	4,034	131,765

		310,446

Technology Hardware & Equipment 0.2%
Jenoptik AG	4,168	52,165
Wincor Nixdorf AG	3,426	217,322

		269,487

Telecommunication Services 0.0%
Telefonica Deutschland Holding AG	5,218	35,740

Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	2,106	136,339
Hamburger Hafen und Logistik AG	2,039	48,814

		185,153

		3,752,621

Greece 0.0%

Banks 0.0%
TT Hellenic Postbank S.A. (b)(c)*	24,275	—

Hong Kong 2.6%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	20,000	18,293

Banks 0.2%
Bank of East Asia Ltd.	39,200	146,945
Wing Hang Bank Ltd.	5,000	46,326

		193,271

Capital Goods 0.1%
Johnson Electric Holdings Ltd.	90,500	53,775
NWS Holdings Ltd.	49,000	75,135
Singamas Container Holdings Ltd.	68,000	14,620

		143,530

Consumer Durables & Apparel 0.1%
Techtronic Industries Co., Ltd.	51,000	124,574

Consumer Services 0.3%
Cafe De Coral Holdings Ltd.	14,000	45,483
Galaxy Entertainment Group Ltd. *	2,000	10,527
Sands China Ltd.	19,200	103,772
SJM Holdings Ltd.	43,000	107,667
Wynn Macau Ltd.	18,800	53,259

		320,708

Diversified Financials 0.1%
First Pacific Co., Ltd.	96,000	108,491
Guoco Group Ltd.	5,000	58,483

		166,974

Food & Staples Retailing 0.0%
Dairy Farm International Holdings Ltd.	1,800	21,420

Media 0.1%
Television Broadcasts Ltd.	8,900	60,324

Real Estate 0.9%
Great Eagle Holdings Ltd.	17,000	64,431
Hang Lung Group Ltd.	21,000	108,107
Hang Lung Properties Ltd.	38,000	123,011
Henderson Land Development Co., Ltd.	16,400	102,141
Hongkong Land Holdings Ltd.	26,000	175,628
Hysan Development Co., Ltd.	8,000	33,945
Kerry Properties Ltd.	23,000	94,550
New World Development Co., Ltd.	113,000	164,820
Sino Land Co., Ltd.	78,000	110,039
Swire Properties Ltd.	5,000	14,684
Wheelock & Co., Ltd.	22,000	114,410

		1,105,766

Retailing 0.1%
Chow Sang Sang Holdings International Ltd.	24,000	55,637
Luk Fook Holdings International Ltd.	14,000	39,117

		94,754

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	10,900	166,853

Telecommunication Services 0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	84,000	47,874

Transportation 0.5%
Cathay Pacific Airways Ltd.	95,000	175,641
MTR Corp., Ltd.	31,500	117,119
Orient Overseas International Ltd.	34,000	188,396
Pacific Basin Shipping Ltd.	261,000	140,907

		622,063

		3,086,404

Ireland 0.8%

Capital Goods 0.3%
Grafton Group plc	31,469	256,773
Kingspan Group plc	10,548	148,066

		404,839

Consumer Services 0.1%
Paddy Power plc	923	74,694

6

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.1%
C&C Group plc	20,363	113,536
Glanbia plc	5,084	66,620

		180,156

Health Care Equipment & Services 0.1%
United Drug plc	22,964	122,618

Insurance 0.1%
FBD Holdings plc	3,071	65,777

Materials 0.1%
James Hardie Industries plc CDI	8,174	67,897

Transportation 0.0%
Aer Lingus Group plc	7,306	16,134

		932,115

Israel 1.3%

Banks 0.3%
Bank Hapoalim B.M.	48,402	231,457
Israel Discount Bank Ltd., Class A *	50,445	85,850
Mizrahi Tefahot Bank Ltd. *	5,067	54,033

		371,340

Capital Goods 0.1%
Clal Industries Ltd.	11,226	47,180
Discount Investment Corp. - Reg’d *	5,918	28,262
Elbit Systems Ltd.	1,916	84,530

		159,972

Energy 0.2%
Delek Group Ltd.	378	106,150
Oil Refineries Ltd. *	200,994	86,340
Paz Oil Co., Ltd. *	616	100,104

		292,594

Food & Staples Retailing 0.1%
Shufersal Ltd.	13,402	52,614

Materials 0.1%
The Israel Corp., Ltd. *	242	113,452

Software & Services 0.2%
Check Point Software Technologies Ltd. *	3,649	205,475
NICE Systems Ltd.	1,486	57,516

		262,991

Telecommunication Services 0.3%
Cellcom Israel Ltd. *	17,986	200,756
Partner Communications Co., Ltd.	22,650	171,978

		372,734

		1,625,697

Italy 2.8%

Automobiles & Components 0.1%
Piaggio & C. S.p.A.	20,505	57,300

Banks 0.2%
Banca Carige S.p.A. (a)*	119,702	67,077
Banca Piccolo Credito Valtellinese Scarl *	79,243	96,426
Banca Popolare Di Sondrio Scarl	14,505	76,106

		239,609

Capital Goods 0.2%
Astaldi S.p.A.	5,319	38,190
C.I.R. S.p.A. - Compagnie Industriali Riunite *	93,627	122,744
Danieli S.p.A. - Officine Meccaniche Danieli & C.	620	16,203
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	1,793	31,224
Impregilo S.p.A.	14,094	60,585

		268,946

Consumer Durables & Apparel 0.4%
De’Longhi S.p.A.	718	11,469
Geox S.p.A.	13,106	34,159
Indesit Co., S.p.A.	7,826	57,953
Luxottica Group S.p.A.	3,759	199,151
Prada S.p.A.	5,600	52,216
Safilo Group S.p.A. *	4,732	97,390
Tod’s S.p.A.	397	64,676

		517,014

Consumer Services 0.2%
Autogrill S.p.A. *	9,777	149,338
GTECH S.p.A.	4,579	127,105

		276,443

Diversified Financials 0.1%
Azimut Holding S.p.A.	2,905	65,272

Energy 0.2%
ERG S.p.A.	15,304	148,964
Saras S.p.A. *	101,309	124,201

		273,165

Food, Beverage & Tobacco 0.2%
Davide Campari-Milano S.p.A.	8,492	65,747
Parmalat S.p.A.	35,106	114,757

		180,504

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	15,521	42,287

Insurance 0.4%
Fondiaria-Sai S.p.A. *	50,552	104,711
Mediolanum S.p.A.	7,671	58,459
Societa Cattolica di Assicurazioni S.c.r.l.	4,379	98,502
Unipol Gruppo Finanziario S.p.A.	47,261	181,721

		443,393

Materials 0.1%
Buzzi Unicem S.p.A.	10,337	152,730

Media 0.0%
RCS MediaGroup S.p.A. *	6,426	11,002

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	6,864	81,254

Real Estate 0.0%
Beni Stabili S.p.A.	77,862	50,408

 7

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.2%
Alitalia S.p.A. (b)(c)*	14,782	—
Ansaldo STS S.p.A.	5,370	50,390
Autostrada Torino-Milano S.p.A. *	6,272	71,533
Societa Iniziative Autostradali e Servizi S.p.A.	6,165	54,090

		176,013

Utilities 0.4%
ACEA S.p.A.	11,152	103,079
Enel Green Power S.p.A.	54,444	121,188
Hera S.p.A.	80,654	162,755
Iren S.p.A.	118,298	132,934

		519,956

		3,355,296

Japan 37.9%

Automobiles & Components 3.3%
Aisan Industry Co., Ltd.	4,000	40,157
Akebono Brake Industry Co., Ltd.	9,300	44,165
Calsonic Kansei Corp.	29,000	152,071
EXEDY Corp.	4,200	112,979
F.C.C. Co., Ltd.	4,100	95,434
Futaba Industrial Co., Ltd. *	19,700	85,611
Imasen Electric Industrial	999	14,712
Keihin Corp.	8,200	124,290
Koito Manufacturing Co., Ltd.	9,000	173,543
KYB Co., Ltd.	19,000	98,693
Mitsuba Corp.	1,000	16,365
Mitsubishi Motors Corp. *	12,600	165,945
Musashi Seimitsu Industry Co., Ltd.	3,400	85,580
NGK Spark Plug Co., Ltd.	14,000	277,735
Nifco, Inc.	4,700	127,865
Nippon Seiki Co., Ltd.	2,000	29,521
Nissan Shatai Co., Ltd.	14,000	179,437
Nissin Kogyo Co., Ltd.	5,500	103,068
NOK Corp.	10,500	167,025
Press Kogyo Co., Ltd.	12,000	50,737
Riken Corp.	11,000	46,379
Sanden Corp.	15,000	53,203
Showa Corp.	7,300	98,020
Sumitomo Rubber Industries Ltd.	13,600	226,310
T RAD Co., Ltd.	14,000	50,054
Tachi-S Co., Ltd.	4,400	63,144
Takata Corp.	5,200	108,602
The Yokohama Rubber Co., Ltd.	17,000	167,348
Tokai Rika Co., Ltd.	8,300	178,756
Tokai Rubber Industries Ltd.	7,500	64,814
Toyo Tire & Rubber Co., Ltd.	24,000	138,087
Toyoda Gosei Co., Ltd.	7,900	193,928
Toyota Boshoku Corp.	14,100	203,939
TS Tech Co., Ltd.	5,400	177,053
Unipres Corp.	4,700	92,243
Yorozu Corp.	2,800	48,463

		4,055,276

Banks 1.7%
Aozora Bank Ltd.	4,000	12,357
Fukuoka Financial Group, Inc.	36,000	162,180
Hokuhoku Financial Group, Inc.	91,000	171,520
Kiyo Holdings, Inc.	25,000	34,650
Seven Bank Ltd.	19,100	70,664
Shinsei Bank Ltd.	82,000	181,858
Suruga Bank Ltd.	5,000	88,735
The 77 Bank Ltd.	13,000	62,798
The Awa Bank Ltd.	7,000	36,611
The Bank of Kyoto Ltd.	8,000	63,883
The Chugoku Bank Ltd.	6,000	77,907
The Daishi Bank Ltd.	13,000	43,984
The Gunma Bank Ltd.	16,000	90,453
The Hachijuni Bank Ltd.	18,000	105,604
The Hiroshima Bank Ltd.	18,000	74,820
The Hyakugo Bank Ltd.	8,000	31,716
The Iyo Bank Ltd.	8,000	76,310
The Joyo Bank Ltd.	17,000	91,446
The Juroku Bank Ltd.	14,000	51,374
The Kagoshima Bank Ltd.	7,000	45,739
The Keiyo Bank Ltd.	9,000	47,224
The Musashino Bank Ltd.	1,400	49,727
The Nishi-Nippon City Bank Ltd.	25,000	64,434
The Ogaki Kyoritsu Bank Ltd.	15,000	43,879
The San-in Godo Bank Ltd.	8,000	60,416
The Shiga Bank Ltd.	5,000	28,494
The Shizuoka Bank Ltd.	14,000	151,399
Yamaguchi Financial Group, Inc.	10,000	95,186

		2,115,368

Capital Goods 7.1%
Aica Kogyo Co., Ltd.	3,800	73,355
Amada Co., Ltd.	30,000	215,232
Asahi Diamond Industrial Co., Ltd.	3,600	37,152
Central Glass Co., Ltd.	32,000	100,753
Chiyoda Corp.	8,000	94,916
CKD Corp.	6,800	51,845
COMSYS Holdings Corp.	13,900	176,502
Daifuku Co., Ltd.	12,500	114,149
Daihen Corp.	12,000	47,291
Ebara Corp.	35,000	192,071
Fuji Electric Co., Ltd.	54,000	201,745
Fuji Machine Manufacturing Co., Ltd.	7,538	67,063
Fujitec Co., Ltd.	6,000	56,934
Furukawa Co., Ltd.	39,000	77,862
Futaba Corp.	4,500	52,740
Glory Ltd.	5,200	121,880
GS Yuasa Corp.	26,000	114,519
Hino Motors Ltd.	19,000	291,168
Hitachi Construction Machinery Co., Ltd.	9,600	188,862
Hitachi Koki Co., Ltd.	6,000	44,189
Hitachi Zosen Corp.	62,000	94,737
Hoshizaki Electric Co., Ltd.	3,200	111,252
Inaba Denki Sangyo Co., Ltd.	2,900	79,719
Inabata & Co., Ltd.	12,600	103,078
Iseki & Co., Ltd.	12,000	41,277
Iwatani Corp.	32,000	117,368
Kamei Corp.	8,800	64,695
Kandenko Co., Ltd.	23,000	115,638
Kanematsu Corp. *	74,000	80,647
Keihan Electric Railway Co., Ltd.	23,000	93,632
Kinden Corp.	25,000	242,935
Kitz Corp.	11,700	55,916

8

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Komori Corp.	8,600	107,861
Kurita Water Industries Ltd.	7,600	154,979
Kuroda Electric Co., Ltd.	6,000	83,570
Kyowa Exeo Corp.	12,300	135,595
Mabuchi Motor Co., Ltd.	1,600	83,008
Maeda Corp.	17,000	88,997
Maeda Road Construction Co., Ltd.	7,000	114,780
Makino Milling Machine Co., Ltd.	8,000	46,565
Meidensha Corp.	14,000	45,036
Minebea Co., Ltd.	43,000	168,534
Mirait Holdings Corp.	10,900	100,926
Misumi Group, Inc.	4,000	108,732
Miura Co., Ltd.	2,300	62,582
Mori Seiki Co., Ltd.	9,900	128,205
Nabtesco Corp.	4,300	90,032
Nachi-Fujikoshi Corp.	13,000	56,975
NGK Insulators Ltd.	18,000	239,853
Nichias Corp.	11,000	71,900
Nippo Corp.	7,000	119,152
Nippon Densetsu Kogyo Co., Ltd.	1,000	9,650
Nishimatsu Construction Co., Ltd.	55,000	128,775
Nisshinbo Holdings, Inc.	17,000	130,842
Nitta Corp.	2,400	46,804
Nitto Boseki Co., Ltd.	11,000	38,174
Nitto Kogyo Corp.	2,300	38,089
Noritake Co., Ltd.	14,000	36,264
Noritz Corp.	3,700	62,443
NTN Corp. *	73,000	238,956
Oiles Corp.	2,100	42,290
Okuma Corp.	10,000	73,758
Okumura Corp.	18,000	69,723
OSG Corp.	4,200	64,366
Penta-Ocean Construction Co., Ltd.	28,000	67,899
Ryobi Ltd.	26,000	83,330
Sanki Engineering Co., Ltd.	2,000	11,277
Sankyo Tateyama, Inc.	2,900	59,624
Sanwa Holdings Corp.	20,000	110,049
ShinMaywa Industries Ltd.	10,000	82,275
Sintokogio Ltd.	5,500	43,182
Sumikin Bussan Corp.	32,000	96,608
Tadano Ltd.	6,000	87,572
Taikisha Ltd.	2,600	62,753
Takara Standard Co., Ltd.	9,000	65,921
Takasago Thermal Engineering Co., Ltd.	8,000	68,952
The Japan Steel Works Ltd.	21,000	117,791
The Nippon Road Co., Ltd.	9,000	48,529
The Nippon Signal Co., Ltd.	5,200	37,362
THK Co., Ltd.	8,000	166,584
TOA Corp. *	31,000	41,707
Toda Corp.	36,000	102,362
TOKAI Holdings Corp.	4,800	16,315
Toshiba Machine Co., Ltd.	11,000	50,784
Toshiba Plant Systems & Services Corp.	3,000	48,751
Totetsu Kogyo Co., Ltd.	900	16,463
TOTO Ltd.	22,000	224,284
Toyo Engineering Corp.	13,000	60,000
Trusco Nakayama Corp.	4,100	83,044
Tsubakimoto Chain Co.	11,000	67,951
Ushio, Inc.	9,000	110,422
Yamazen Corp.	8,400	52,075
Yuasa Trading Co., Ltd.	27,000	47,871

		8,640,275

Commercial & Professional Supplies 0.7%
Aeon Delight Co., Ltd.	900	16,429
Duskin Co., Ltd.	6,000	111,787
Kokuyo Co., Ltd.	16,100	118,055
Kyodo Printing Co., Ltd.	4,000	11,093
Matsuda Sangyo Co., Ltd.	3,096	40,534
Meitec Corp.	2,400	64,857
Moshi Moshi Hotline, Inc.	3,000	37,359
Nissha Printing Co., Ltd. (a)*	5,500	98,447
Okamura Corp.	7,000	47,617
Park24 Co., Ltd.	3,200	58,910
Sato Holdings Corp.	2,500	44,472
Sohgo Security Services Co., Ltd.	8,900	158,710
Temp Holdings Co., Ltd.	700	17,894
Toppan Forms Co., Ltd.	7,800	67,268

		893,432

Consumer Durables & Apparel 1.8%
Alpine Electronics, Inc.	7,900	77,542
Asics Corp.	7,500	125,987
Casio Computer Co., Ltd.	24,200	215,675
Foster Electric Co., Ltd.	3,100	53,245
Funai Electric Co., Ltd.	7,700	75,832
Gunze Ltd.	33,000	81,773
Haseko Corp. *	134,000	166,377
JVC KENWOOD Corp.	30,660	70,297
Kurabo Industries Ltd.	31,000	50,252
Onward Holdings Co., Ltd.	16,000	144,579
PanaHome Corp.	11,000	67,988
Pioneer Corp. *	55,700	106,003
Rinnai Corp.	1,500	109,826
Sangetsu Co., Ltd.	3,200	79,553
Sankyo Co., Ltd.	4,100	181,050
Sanyo Shokai Ltd.	17,000	41,814
Sumitomo Forestry Co., Ltd.	17,900	189,438
Tamron Co., Ltd.	1,400	28,038
Token Corp.	1,200	63,118
Tomy Co., Ltd.	10,600	50,923
TSI Holdings Co., Ltd.	2,600	18,679
Unitika Ltd. *	78,000	40,542
Wacoal Holdings Corp.	9,000	91,251

		2,129,782

Consumer Services 0.7%
Accordia Golf Co., Ltd.	70	76,326
Doutor Nichires Holdings Co., Ltd.	4,200	64,888
H.I.S. Co., Ltd.	2,300	112,085
McDonald’s Holdings Co., Ltd.	5,433	150,801
MOS Food Services, Inc.	1,900	36,360
Plenus Co., Ltd.	3,100	53,209
Resorttrust, Inc.	2,000	60,718
Round One Corp.	8,700	51,728
Royal Holdings Co., Ltd.	800	12,248
Saizeriya Co., Ltd.	3,400	47,910
Tokyo Dome Corp.	10,000	62,049
Yoshinoya Holdings Co., Ltd.	65	76,770

 9

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zensho Holdings Co., Ltd.	4,200	50,072

		855,164

Diversified Financials 1.1%
Acom Co., Ltd. *	3,370	103,318
AEON Financial Service Co., Ltd.	3,800	110,797
Aiful Corp. *	25,800	241,479
Century Tokyo Leasing Corp.	500	13,731
Daiwa Securities Group, Inc.	40,000	339,328
Hitachi Capital Corp.	2,600	61,950
Jaccs Co., Ltd.	15,000	77,140
Mitsubishi UFJ Lease & Finance Co., Ltd.	16,100	82,317
Orient Corp. *	41,500	113,041
SBI Holdings, Inc.	13,200	138,118

		1,281,219

Energy 0.1%
Japan Petroleum Exploration Co.	2,600	111,550
Shinko Plantech Co., Ltd.	5,500	43,014

		154,564

Food & Staples Retailing 1.1%
Ain Pharmaciez, Inc.	300	13,043
Arcs Co., Ltd.	5,100	93,954
Cawachi Ltd.	4,100	82,112
cocokara fine, Inc.	2,600	80,857
Cosmos Pharmaceutical Corp.	200	21,233
FamilyMart Co., Ltd.	3,200	141,199
Heiwado Co., Ltd.	5,900	96,448
Kato Sangyo Co., Ltd.	6,200	130,300
Matsumotokiyoshi Holdings Co., Ltd.	5,200	156,747
Mitsubishi Shokuhin Co., Ltd.	700	17,644
San-A Co., Ltd.	400	19,389
Sugi Holdings Co., Ltd.	2,800	108,710
Sundrug Co., Ltd.	2,300	98,887
Tsuruha Holdings, Inc.	1,400	128,748
Valor Co., Ltd.	6,200	102,862
Welcia Holdings Co., Ltd.	1,000	53,677
Yokohama Reito Co., Ltd.	2,000	15,644

		1,361,454

Food, Beverage & Tobacco 2.5%
Calbee, Inc.	900	86,614
Coca-Cola Central Japan Co., Ltd.	9,900	132,260
DyDo Drinco, Inc.	1,300	50,417
Ezaki Glico Co., Ltd.	8,000	82,724
Fuji Oil Co., Ltd.	6,000	100,457
Hokuto Corp.	2,100	37,490
House Foods Corp.	7,900	126,926
Ito En Ltd.	5,400	126,518
Itoham Foods, Inc.	29,000	124,293
J-Oil Mills, Inc.	17,000	51,523
Kagome Co., Ltd.	5,400	91,761
Kewpie Corp.	12,500	192,446
Kikkoman Corp.	14,000	240,873
Marudai Food Co., Ltd.	24,000	76,167
Maruha Nichiro Holdings, Inc.	55,000	111,602
Megmilk Snow Brand Co., Ltd.	7,400	106,853
Mitsui Sugar Co., Ltd.	12,000	38,932
Morinaga & Co., Ltd.	8,000	16,572
Morinaga Milk Industry Co., Ltd.	48,000	139,092
Nichirei Corp.	29,000	139,520
Nippon Flour Mills Co., Ltd.	21,000	109,204
Nippon Suisan Kaisha Ltd. *	44,700	90,656
Nissin Food Holdings Co., Ltd.	4,500	178,848
Prima Meat Packers Ltd.	19,000	36,804
Sapporo Holdings Ltd.	37,000	133,101
Takara Holdings, Inc.	11,000	93,209
The Nisshin Oillio Group Ltd.	19,000	67,860
Warabeya Nichiyo Co., Ltd.	2,900	44,947
Yakult Honsha Co., Ltd.	3,400	158,394

		2,986,063

Health Care Equipment & Services 0.5%
Miraca Holdings, Inc.	3,200	154,316
Nichii Gakkan Co.	5,800	51,654
Nihon Kohden Corp.	2,100	88,235
Nipro Corp.	9,000	86,300
Ship Healthcare Holdings, Inc.	300	11,073
Sysmex Corp.	1,800	116,080
Toho Holdings Co., Ltd.	6,000	103,860

		611,518

Household & Personal Products 0.6%
Fancl Corp.	5,300	65,703
Kobayashi Pharmaceutical Co., Ltd.	1,600	83,395
Kose Corp.	3,100	87,750
Lion Corp.	18,000	101,162
Mandom Corp.	1,800	63,880
Pigeon Corp.	1,400	65,857
Pola Orbis Holdings, Inc.	2,000	70,001
Unicharm Corp.	3,000	159,707

		697,455

Insurance 0.1%
Sony Financial Holdings, Inc.	4,599	75,439

Materials 4.8%
Adeka Corp.	12,200	123,042
Aichi Steel Corp.	15,000	71,643
Air Water, Inc.	13,000	190,458
Asahi Holdings, Inc.	3,800	67,380
Chugoku Marine Paints Ltd.	9,000	46,813
Daicel Corp.	27,000	232,395
Daido Steel Co., Ltd.	23,000	133,179
Daio Paper Corp.	17,000	102,200
Dowa Holdings Co., Ltd.	20,000	182,632
Earth Chemical Co., Ltd.	1,300	46,385
FP Corp.	800	56,333
Fuji Seal International, Inc.	2,300	66,681
Furukawa-Sky Aluminum Corp. (a)	13,000	34,548
Godo Steel Ltd.	29,000	48,398
Hitachi Chemical Co., Ltd.	13,400	225,463
Hitachi Metals Ltd.	13,990	167,947
Hokuetsu Kishu Paper Co., Ltd.	14,500	62,356
Ishihara Sangyo Kaisha Ltd. *	52,000	38,663
Kansai Paint Co., Ltd.	11,000	142,518
Kureha Corp.	19,000	63,521
Kyoei Steel Ltd.	3,400	57,353
Lintec Corp.	5,400	101,819
Maruichi Steel Tube Ltd.	4,200	101,046
Mitsubishi Gas Chemical Co., Inc.	31,000	229,158
Mitsubishi Paper Mills Ltd. *	58,000	53,820

10

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mitsubishi Steel Mfg. Co., Ltd.	22,000	55,634
Nihon Parkerizing Co., Ltd.	4,000	79,361
Nippon Denko Co., Ltd.	16,000	47,216
Nippon Kayaku Co., Ltd.	10,000	128,912
Nippon Paint Co., Ltd.	11,000	139,984
Nippon Shokubai Co., Ltd.	13,000	134,341
Nippon Soda Co., Ltd.	14,000	79,981
Nissan Chemical Industries Ltd.	10,800	149,392
Nittetsu Mining Co., Ltd.	10,000	38,939
NOF Corp.	16,000	96,498
Pacific Metals Co., Ltd.	21,000	93,534
Rengo Co., Ltd.	30,000	151,996
Sanyo Chemical Industries Ltd.	8,000	50,992
Sanyo Special Steel Co., Ltd.	17,000	80,837
Sumitomo Bakelite Co., Ltd.	26,000	97,700
Sumitomo Light Metal Industries Ltd.	50,000	45,343
Sumitomo Osaka Cement Co., Ltd.	34,000	110,188
Taiyo Nippon Sanso Corp.	26,000	183,217
Toagosei Co., Ltd.	25,000	107,037
Toho Zinc Co., Ltd.	16,000	46,423
Tokai Carbon Co., Ltd.	26,000	74,712
Tokuyama Corp.	74,000	264,224
Tokyo Ohka Kogyo Co., Ltd.	3,100	66,514
Tokyo Steel Manufacturing Co., Ltd.	31,800	159,835
Topy Industries Ltd.	32,000	66,181
Toyo Ink SC Holdings Co., Ltd.	23,000	115,999
Toyo Kohan Co., Ltd.	13,000	47,803
Toyobo Co., Ltd.	100,000	155,792
Yamato Kogyo Co., Ltd.	3,300	106,939
Yodogawa Steel Works Ltd.	22,000	91,732
Zeon Corp.	12,000	130,087

		5,843,094

Media 0.7%
Asatsu-DK, Inc.	5,100	133,693
Avex Group Holdings, Inc.	1,900	65,145
CyberAgent, Inc.	5	11,656
Daiichikosho Co., Ltd.	3,500	97,838
Jupiter Telecommunications Co., Ltd. (b)(c)	83	104,269
Kadokawa Group Holdings, Inc. (a)	1,700	62,893
SKY Perfect JSAT Holdings, Inc.	189	99,115
Toho Co., Ltd.	5,800	120,860
Tokyo Broadcasting System Holdings, Inc.	3,700	48,923
TV Asahi Corp.	2,500	54,822
Zenrin Co., Ltd.	1,400	15,256

		814,470

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Chugai Pharmaceutical Co., Ltd.	9,200	182,419
Dainippon Sumitomo Pharma Co., Ltd.	7,300	96,821
Hisamitsu Pharmaceutical Co., Inc.	2,200	121,107
Kaken Pharmaceutical Co., Ltd.	4,000	62,041
Kissei Pharmaceutical Co., Ltd.	2,200	42,691
Kyorin Holdings, Inc.	2,500	54,515
Kyowa Hakko Kirin Co., Ltd.	15,000	149,503
Mitsubishi Tanabe Pharma Corp.	11,700	157,607
Mochida Pharmaceutical Co., Ltd.	5,000	62,784
Nippon Shinyaku Co., Ltd.	3,000	51,070
Rohto Pharmaceutical Co., Ltd.	6,000	82,810
Santen Pharmaceutical Co., Ltd.	3,300	143,769
Sawai Pharmaceutical Co., Ltd.	300	36,328
Tsumura & Co.	2,800	79,758

		1,323,223

Real Estate 1.3%
Advance Residence Investment Corp.	31	62,639
Aeon Mall Co., Ltd.	2,530	62,917
Daikyo, Inc.	16,000	48,057
Japan Excellent, Inc.	3	15,933
Japan Prime Realty Investment Corp.	17	46,485
Japan Real Estate Investment Corp.	12	126,541
Japan Retail Fund Investment Corp.	56	110,272
Kenedix Realty Investment Corp.	13	51,692
Leopalace21 Corp. *	32,900	156,345
Nippon Building Fund, Inc.	14	152,171
Nomura Real Estate Holdings, Inc.	5,500	127,921
Nomura Real Estate Office Fund, Inc.	11	48,050
NTT Urban Development Corp.	48	57,863
Orix JREIT, Inc.	47	52,422
Tokyo Tatemono Co., Ltd.	23,000	190,508
Tokyu Land Corp.	25,000	237,975
United Urban Investment Corp.	41	50,919

		1,598,710

Retailing 2.3%
ABC-Mart, Inc.	1,000	45,098
Alpen Co., Ltd.	2,200	42,462
Aoyama Trading Co., Ltd.	7,500	187,121
Arc Land Sakamoto Co., Ltd.	2,200	34,209
Autobacs Seven Co., Ltd.	9,400	137,856
Bic Camera, Inc. (a)	135	68,500
Canon Marketing Japan, Inc.	11,700	149,537
Chiyoda Co., Ltd.	2,700	69,574
DCM Holdings Co., Ltd.	17,700	126,684
Don Quijote Co., Ltd.	2,700	141,219
Doshisha Co., Ltd.	2,700	37,975
GEO Holdings Corp.	89	81,869
Gulliver International Co., Ltd.	1,600	9,982
H2O Retailing Corp.	14,000	123,199
Hikari Tsushin, Inc.	1,100	67,582
Izumi Co., Ltd.	3,300	99,540
Kohnan Shoji Co., Ltd.	6,400	72,777
Komeri Co., Ltd.	3,500	86,163
Marui Group Co., Ltd.	25,800	250,902
NEC Mobiling Ltd.	1,000	55,925
Nitori Holdings Co., Ltd.	2,100	179,163
Point, Inc.	1,390	69,621
Rakuten, Inc.	8,160	110,017
Ryohin Keikaku Co., Ltd.	1,900	166,464
T-Gaia Corp.	1,700	15,483
The Daiei, Inc. *	62,150	205,300
United Arrows Ltd.	300	13,562

 11

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
USS Co., Ltd.	930	111,107
Xebio Co., Ltd.	4,100	85,960

		2,844,851

Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp.	9,200	119,840
Dainippon Screen Manufacturing Co., Ltd. *	15,000	82,929
Disco Corp.	1,200	70,922
Renesas Electronics Corp. (a)*	28,938	114,904
Sanken Electric Co., Ltd.	13,000	54,695
Shinko Electric Industries Co., Ltd.	9,900	95,153
Sumco Corp.	14,900	131,379
Tokyo Seimitsu Co., Ltd.	2,300	44,954
UKC Holdings Corp.	1,200	19,820
ULVAC, Inc. *	8,000	62,355

		796,951

Software & Services 1.5%
Capcom Co., Ltd.	3,600	63,955
Dena Co., Ltd.	2,686	50,967
DTS Corp.	3,000	42,066
Fuji Soft, Inc.	2,900	54,560
Gree, Inc.	1,200	9,731
IT Holdings Corp.	14,400	167,470
Itochu Techno-Solutions Corp.	2,100	83,211
NEC Networks & System Integration Corp.	3,900	85,181
Net One Systems Co., Ltd.	10,300	80,120
Nexon Co., Ltd.	1,361	17,182
Nihon Unisys Ltd.	9,200	64,116
Nomura Research Institute Ltd.	7,700	252,006
NS Solutions Corp.	2,000	37,299
NSD Co., Ltd.	4,200	46,218
OBIC Co., Ltd.	250	70,120
Otsuka Corp.	1,600	180,638
SCSK Corp.	2,776	56,564
Square Enix Holdings Co., Ltd.	6,600	90,664
Transcosmos, Inc.	3,300	53,282
Trend Micro, Inc.	4,100	136,158
Yahoo Japan Corp.	291	154,650

		1,796,158

Technology Hardware & Equipment 2.6%
Alps Electric Co., Ltd.	27,400	205,318
Amano Corp.	6,400	68,509
Anritsu Corp.	3,000	37,640
Azbil Corp.	6,700	143,782
Canon Electronics, Inc.	2,100	39,623
Citizen Holdings Co., Ltd.	29,300	167,287
Daiwabo Holdings Co., Ltd.	27,000	43,527
Eizo Corp.	2,850	63,912
Hamamatsu Photonics K.K.	2,900	100,685
Hirose Electric Co., Ltd.	1,500	199,988
Hitachi High-Technologies Corp.	9,000	196,155
Hitachi Kokusai Electric, Inc.	5,000	49,875
Horiba Ltd.	2,700	98,468
Hosiden Corp.	27,000	148,895
Japan Aviation Electronics Industry Ltd.	8,000	74,289
Macnica, Inc.	2,000	50,080
Melco Holdings, Inc.	1,100	15,090
Mitsumi Electric Co., Ltd. *	32,600	235,031
Nichicon Corp.	6,200	62,014
Nippon Chemi-Con Corp. *	24,000	106,261
Oki Electric Industry Co., Ltd. *	72,000	138,319
Riso Kagaku Corp.	2,400	52,819
Ryosan Co., Ltd.	7,300	123,051
Shimadzu Corp.	18,000	141,765
Star Micronics Co., Ltd.	4,100	41,509
Taiyo Yuden Co., Ltd.	11,700	156,287
Toshiba Tec Corp.	18,000	103,670
Yaskawa Electric Corp.	14,000	166,817
Yokogawa Electric Corp.	13,300	172,025

		3,202,691

Transportation 1.5%
Fukuyama Transporting Co., Ltd.	15,000	91,334
Hitachi Transport System Ltd.	5,500	78,961
Japan Airport Terminal Co., Ltd.	4,400	82,280
Kamigumi Co., Ltd.	24,000	198,930
Keikyu Corp.	14,000	116,808
Keio Corp.	25,000	175,902
Keisei Electric Railway Co., Ltd.	11,000	105,839
Kintetsu World Express, Inc.	2,500	94,496
Mitsubishi Logistics Corp.	6,000	87,408
Mitsui-Soko Co., Ltd.	10,000	46,018
Nankai Electric Railway Co., Ltd.	7,000	26,284
Nippon Konpo Unyu Soko Co., Ltd.	6,100	97,432
Nishi-Nippon Railroad Co., Ltd.	24,000	91,309
Odakyu Electric Railway Co., Ltd.	19,000	180,362
Sankyu, Inc.	38,000	132,547
Senko Co., Ltd.	11,000	57,418
Sotetsu Holdings, Inc.	21,000	76,201
The Sumitomo Warehouse Co., Ltd.	10,000	57,132

		1,796,661

Utilities 0.1%
Shizuoka Gas Co., Ltd.	2,000	14,076
The Okinawa Electric Power Co., Inc.	3,000	113,630

		127,706

		46,001,524

Luxembourg 0.5%

Banks 0.2%
Espirito Santo Financial Group S.A. (a)*	25,496	177,512

Commercial & Professional Supplies 0.1%
Regus plc	39,594	111,315

Consumer Durables & Apparel 0.0%
Samsonite International S.A.	7,800	21,348

Household & Personal Products 0.1%
Oriflame Cosmetics S.A. SDR	2,942	96,226

Materials 0.1%
AZ Electronic Materials S.A.	3,477	16,170
Ternium S.A. ADR	6,726	150,461

		166,631

Media 0.0%
RTL Group S.A.	269	24,026

12

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.0%
Magnachip Semiconductor Corp. *	842	17,312

		614,370

Netherlands 1.7%

Capital Goods 0.4%
Aalberts Industries N.V.	6,262	157,793
AerCap Holdings N.V. *	4,387	76,860
Arcadis N.V.	3,503	90,874
Koninklijke Boskalis Westminster N.V.	4,662	175,453
Sensata Technologies Holding N.V. *	1,561	58,662

		559,642

Commercial & Professional Supplies 0.1%
USG People N.V.	22,174	165,212

Consumer Durables & Apparel 0.1%
TomTom N.V. (a)*	15,387	89,852

Diversified Financials 0.0%
BinckBank N.V.	1,008	8,932

Energy 0.2%
Core Laboratories N.V.	146	21,842
SBM Offshore N.V. *	15,342	296,895

		318,737

Food & Staples Retailing 0.1%
X5 Retail Group N.V. - Reg’d GDR *	4,492	74,786

Food, Beverage & Tobacco 0.0%
Koninklijike Wessanen N.V.	4,252	15,839

Materials 0.1%
Koninklijke Ten Cate N.V.	3,496	84,470

Real Estate 0.3%
Corio N.V.	3,373	147,074
Eurocommercial Properties N.V.	1,504	57,231
VastNed Retail N.V.	1,664	70,902
Wereldhave N.V.	1,278	90,356

		365,563

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	1,861	58,598
NXP Semiconductor N.V. *	746	24,357

		82,955

Software & Services 0.0%
Unit 4 N.V.	1,368	46,289

Technology Hardware & Equipment 0.1%
TKH Group N.V. CVA	2,867	78,969

Telecommunication Services 0.1%
Ziggo N.V.	1,737	69,134

Transportation 0.1%
Koninklijke Vopak N.V.	1,555	89,574

		2,049,954

New Zealand 0.4%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	27,292	91,249

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	23,202	64,445

Materials 0.0%
Nuplex Industries Ltd.	23,497	58,496

Media 0.1%
Sky Network Television Ltd.	16,447	70,307

Real Estate 0.0%
Kiwi Income Property Trust	9,750	8,833

Telecommunication Services 0.0%
Chorus Ltd.	10,791	23,271

Transportation 0.1%
Air New Zealand Ltd.	9,209	10,665
Auckland International Airport Ltd.	23,047	57,913
Mainfreight Ltd.	1,817	15,601

		84,179

Utilities 0.1%
Contact Energy Ltd.	19,809	84,914
Infratil Ltd.	6,056	12,020

		96,934

		497,714

Norway 1.1%

Banks 0.1%
SpareBank 1 SR Bank A.S.A.	6,778	57,281
Sparebanken 1 SMN	6,798	56,080

		113,361

Capital Goods 0.1%
Vard Holdings Ltd.	11,000	7,126
Veidekke A.S.A.	11,145	90,593

		97,719

Commercial & Professional Supplies 0.1%
Tomra Systems A.S.A.	6,755	61,901

Diversified Financials 0.0%
Aker ASA, Class A	1,634	52,060

Energy 0.2%
Fred Olsen Energy A.S.A.	2,066	99,681
Kvaerner A.S.A.	6,295	10,756
TGS Nopec Geophysical Co. A.S.A.	4,402	141,187

		251,624

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	1,805	10,231
Cermaq A.S.A.	4,481	82,505
Leroy Seafood Group A.S.A.	582	15,500

		108,236

Insurance 0.1%
Gjensidige Forsikring A.S.A.	9,026	139,695

 13

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Storebrand ASA *	16,862	96,944

		236,639

Media 0.1%
Schibsted A.S.A.	2,530	128,864

Semiconductors & Semiconductor Equipment 0.1%
Renewable Energy Corp. A.S.A. (a)*	401,895	207,251

Software & Services 0.1%
Atea A.S.A.	5,858	61,573

Transportation 0.1%
Golden Ocean Group Ltd. *	58,147	62,491

		1,381,719

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. - Reg’d (a)*	48,089	62,800

Capital Goods 0.1%
Sonae	131,818	136,659

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	6,002	118,583

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS, S.A.	16,497	96,566

Utilities 0.0%
Redes Energeticas Nacionais S.A.	13,574	40,131

		454,739

Republic of Korea 0.0%

Automobiles & Components 0.0%
Zyle Motor Sales Corp. (b)(c)*	2,480	—

Capital Goods 0.0%
Daewoo Industrial Development Co., Ltd. (b)(c)*	1,773	—

		—

Singapore 1.6%

Capital Goods 0.3%
Cosco Corp., (Singapore) Ltd.	76,431	45,045
SembCorp Marine Ltd. (a)	38,096	136,212
Singapore Technologies Engineering Ltd.	48,000	161,640
United Engineers Ltd.	8,000	14,794

		357,691

Consumer Services 0.0%
Genting Singapore plc	16,000	16,688

Diversified Financials 0.1%
Singapore Exchange Ltd.	16,000	95,929

Energy 0.0%
Sakari Resources Ltd (b)(c)	18,000	15,722

Food & Staples Retailing 0.1%
Olam International Ltd. (a)	73,704	98,308

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	267,000	110,155

Real Estate 0.6%
Ascendas REIT	34,000	61,454
CapitaCommercial Trust	36,302	40,069
CapitaLand Ltd.	64,000	162,355
CapitaMall Trust	43,000	68,530
City Developments Ltd.	18,000	150,424
Global Logistic Properties Ltd.	8,000	17,840
Keppel Land Ltd.	16,000	46,354
Suntec Real Estate Investment Trust	36,000	45,007
UOL Group Ltd.	13,000	71,404

		663,437

Telecommunication Services 0.1%
M1 Ltd.	18,000	45,724
StarHub Ltd.	25,000	86,533

		132,257

Transportation 0.3%
Hutchison Port Holdings Trust, Class U	135,000	99,777
Neptune Orient Lines Ltd. (a)*	152,000	128,309
SATS Ltd.	31,749	82,833
Singapore Post Ltd.	55,000	56,870
SMRT Corp., Ltd.	39,000	43,411

		411,200

		1,901,387

Spain 2.1%

Banks 0.1%
Bankinter S.A.	39,160	178,565
Caja de Ahorros del Mediterraneo (b)(c)*	5,382	—

		178,565

Capital Goods 0.8%
Abengoa S.A., B Shares	16,355	39,043
Construcciones y Auxiliar de Ferrocarriles S.A.	97	41,870
Elecnor S.A.	850	11,670
Gamesa Corp. Tecnologica S.A. *	67,769	499,085
Obrascon Huarte Lain S.A.	3,150	120,198
Sacyr Vallehermoso S.A. *	25,302	93,814
Zardoya Otis S.A.	8,621	125,609

		931,289

Commercial & Professional Supplies 0.0%
Prosegur Cia de Seguridad S.A. - Reg’d	9,088	46,880

Diversified Financials 0.1%
Bolsas y Mercados Espanoles	4,032	111,351

Energy 0.1%
Tecnicas Reunidas S.A.	1,279	58,360

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	6,548	141,406
Pescanova S.A. (b)(c)*	1,125	884
Viscofan S.A.	1,788	92,090

		234,380

14

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.2%
Grupo Catalana Occidente S.A.	2,679	69,711
Mapfre S.A.	58,093	212,649

		282,360

Materials 0.1%
Acerinox S.A.	16,085	164,868

Media 0.2%
Antena 3 de Television S.A.	6,953	72,539
Mediaset Espana Comunicacion S.A. *	19,403	202,090

		274,629

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	4,106	53,923
Grifols S.A.	1,286	54,313
Grifols S.A., Class B	532	17,068

		125,304

Software & Services 0.2%
Indra Sistemas S.A.	13,600	184,319

		2,592,305

Sweden 2.3%

Capital Goods 0.3%
Haldex AB	1,534	13,408
Indutrade AB	1,660	59,084
Lindab International AB *	10,663	96,224
NIBE Industrier AB, B Shares	2,711	46,333
Peab AB	23,534	128,986
Saab AB, Class B	4,721	85,308

		429,343

Commercial & Professional Supplies 0.2%
Intrum Justitia AB	3,465	87,970
Loomis AB, B Shares	5,798	124,321

		212,291

Consumer Durables & Apparel 0.3%
JM AB	7,459	198,310
Nobia AB	15,274	110,838

		309,148

Diversified Financials 0.2%
D. Carnegie & Co. AB (b)(c)*	851	—
L E Lundbergforetagen AB, B Shares	2,081	87,877
Ratos AB, B Shares	19,094	170,337

		258,214

Energy 0.1%
Lundin Petroleum AB *	3,162	69,440

Food & Staples Retailing 0.1%
Axfood AB	1,928	89,731

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	1,274	73,178

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	5,191	88,893

Materials 0.2%
BillerudKorsnas AB	7,296	68,434
Hexpol AB	181	13,267
Hoganas AB, B Shares	1,357	67,245
Holmen AB, B Shares	5,308	154,013

		302,959

Media 0.1%
Eniro AB *	4,115	12,371
Modern Times Group AB, B Shares	3,692	173,768

		186,139

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	10,681	125,034

Real Estate 0.2%
Castellum AB	5,160	73,776
Fabege AB	6,335	71,420
Kungsleden AB	15,506	99,335

		244,531

Retailing 0.1%
Bilia AB, A Shares	4,688	83,503
Clas Ohlson AB, B Shares	2,891	41,553
KappAhl AB *	2,340	11,636

		136,692

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	4,764	145,540

Transportation 0.1%
SAS AB *	57,245	113,334

		2,784,467

Switzerland 2.7%

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d	91	46,866
Valiant Holding AG - Reg’d	674	63,207

		110,073

Capital Goods 0.6%
AFG Arbonia-Forster Holding AG - Reg’d *	2,344	73,441
Belimo Holding AG - Reg’d	6	14,082
Bucher Industries AG - Reg’d	77	19,363
Daetwyler Holding AG	102	11,132
Georg Fischer AG - Reg’d *	406	212,380
Implenia AG *	843	46,076
Meyer Burger Technology AG *	1,610	10,817
OC Oerlikon Corp. AG - Reg’d *	5,962	78,376
Rieter Holding AG - Reg’d *	369	73,298
Sulzer AG - Reg’d	1,177	175,906
Zehnder Group AG	943	38,822

		753,693

Commercial & Professional Supplies 0.2%
DKSH Holding Ltd.	997	89,107
Gategroup Holding AG *	2,879	65,174
Kaba Holding AG - Reg’d, Series B *	135	54,046

		208,327

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	89	64,273

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B *	358	128,981

 15

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.2%
Julius Baer Group Ltd. *	4,758	216,579
Partners Group Holding AG	212	56,140

		272,719

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	79	76,547
Emmi AG - Reg’d *	52	16,028

		92,575

Health Care Equipment & Services 0.2%
Nobel Biocare Holding AG - Reg’d *	10,727	130,590
Sonova Holding AG - Reg’d *	1,101	121,512
Straumann Holding AG - Reg’d	361	54,309

		306,411

Insurance 0.1%
Helvetia Holding AG - Reg’d	305	136,173

Materials 0.2%
EMS-Chemie Holding AG - Reg’d	308	108,118
Schmolz & Bickenbach AG - Reg’d *	32,703	107,073

		215,191

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Actelion Ltd. - Reg’d *	2,600	172,787
Galenica AG - Reg’d	182	139,646

		312,433

Real Estate 0.1%
Allreal Holding AG - Reg’d *	294	40,854
Swiss Prime Site AG - Reg’d *	961	70,673

		111,527

Retailing 0.2%
Dufry AG - Reg’d *	626	81,920
Valora Holding AG - Reg’d	581	117,767

		199,687

Software & Services 0.0%
Temenos Group AG - Reg’d *	479	12,544

Technology Hardware & Equipment 0.1%
Logitech International S.A. - Reg’d *	18,126	129,073

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	151	81,670
Panalpina Welttransport Holding AG - Reg’d	1,310	191,096

		272,766

		3,326,446

United Kingdom 13.1%

Banks 0.0%
Paragon Group Cos. plc	9,736	47,643

Capital Goods 1.6%
Ashtead Group plc	22,024	236,279
Bodycote plc	14,543	136,906
Chemring Group plc	15,210	71,266
Fenner plc	8,863	46,374
Galliford Try plc	7,124	107,980
Interserve plc	15,411	119,654
Invensys plc	29,184	221,098
Keller Group plc	9,950	167,863
Kier Group plc	3,939	88,924
Lavendon Group plc	6,807	17,556
Melrose Industries plc	25,530	109,660
Morgan Advanced Materials plc	21,844	101,552
Morgan Sindall Group plc	2,368	24,215
QinetiQ Group plc	52,495	147,841
Rotork plc	1,962	79,168
Senior plc	17,260	69,823
Speedy Hire plc	17,748	15,929
Spirax-Sarco Engineering plc	2,587	112,694
Ultra Electronics Holdings plc	3,000	82,847

		1,957,629

Commercial & Professional Supplies 1.3%
Babcock International Group plc	10,061	180,049
Berendsen plc	16,725	207,956
Cape plc	13,161	50,854
De La Rue plc	10,661	160,235
Homeserve plc	19,421	78,148
Intertek Group plc	3,194	147,049
Mears Group plc	8,074	49,376
Michael Page International plc	24,127	164,210
Mitie Group plc	30,874	127,222
Rentokil Initial plc	131,683	195,809
RPS Group plc	17,628	60,695
Shanks Group plc	56,925	76,119
WS Atkins plc	5,778	101,886

		1,599,608

Consumer Durables & Apparel 0.6%
Bellway plc	10,683	224,190
Berkeley Group Holdings plc	5,059	173,774
Bovis Homes Group plc	8,769	106,700
Guinness Peat Group plc *	246,287	107,242
Redrow plc *	14,731	55,100

		667,006

Consumer Services 1.0%
Betfair Group plc	4,840	67,651
Enterprise Inns plc *	191,003	375,188
Greene King plc	16,103	214,263
J.D. Wetherspoon plc	10,240	110,988
Marston’s plc	60,400	142,760
Mitchells & Butlers plc *	34,271	217,320
Restaurant Group plc	10,418	83,640
Spirit Pub Co. plc	42,437	50,232
The Rank Group plc (b)	1,350	3,296

		1,265,338

Diversified Financials 1.7%
3i Group plc	23,080	134,379
Aberdeen Asset Management plc	19,009	111,259
Ashmore Group plc	10,604	59,793
Close Brothers Group plc	8,506	134,691
F&C Asset Management plc	37,858	57,592
Henderson Group plc	64,756	161,301
IG Group Holdings plc	15,032	131,853
Intermediate Capital Group plc	21,367	157,768
International Personal Finance	15,981	154,276
Investec plc	26,125	174,792

16

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Jupiter Fund Management plc	10,191	50,301
London Stock Exchange Group plc	9,577	228,531
Provident Financial plc	7,221	185,397
Schroders plc	4,034	150,228
Schroders plc, Non Voting Shares	1,664	48,523
Tullett Prebon plc	19,930	100,857

		2,041,541

Energy 0.4%
Bumi plc *	4,079	13,707
Enquest plc *	25,361	47,766
Hargreaves Services plc	1,142	13,864
Hunting plc	7,356	92,530
Petrofac Ltd.	6,466	129,009
Premier Oil plc	13,100	72,032
Subsea 7 S.A.	6,994	133,013

		501,921

Food & Staples Retailing 0.3%
Booker Group plc	109,249	219,544
Greggs plc	14,668	96,619

		316,163

Food, Beverage & Tobacco 0.4%
Britvic plc	12,918	106,821
Cranswick plc	5,373	93,997
Dairy Crest Group plc	21,115	163,917
Greencore Group plc	39,051	87,256

		451,991

Health Care Equipment & Services 0.0%
Synergy Health plc	3,072	51,917

Household & Personal Products 0.1%
PZ Cussons plc	13,276	79,492

Insurance 0.9%
Admiral Group plc	7,599	162,251
Beazley plc	28,267	94,920
Catlin Group Ltd.	23,165	178,118
Direct Line Insurance Group plc	6,197	21,381
Hiscox Ltd.	21,472	212,646
Jardine Lloyd Thompson Group plc	5,078	69,046
Lancashire Holdings Ltd.	13,515	165,717
Phoenix Group Holdings	11,803	131,846

		1,035,925

Materials 0.9%
African Barrick Gold plc	8,404	14,474
Alent plc	2,788	15,563
Croda International plc	2,837	108,355
DS Smith plc	50,666	199,510
Elementis plc	15,116	57,599
Eurasian Natural Resources Corp.	33,039	109,586
Evraz plc	55,552	79,251
Filtrona plc	7,727	91,160
Hill & Smith Holdings plc	2,588	17,274
Lonmin plc *	33,331	158,234
Petropavlovsk plc	16,109	21,733
Randgold Resources Ltd.	664	48,921
RPC Group plc	10,064	70,242
Synthomer plc	5,229	15,663
Victrex plc	2,015	46,239

		1,053,804

Media 0.4%
Cineworld Group plc	9,535	54,403
Daily Mail & General Trust plc	14,207	174,581
Trinity Mirror plc *	17,919	31,484
UBM plc	21,737	235,473

		495,941

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	733	15,341
Hikma Pharmaceuticals plc	3,551	60,002

		75,343

Real Estate 0.6%
Derwent London plc	1,440	52,808
Hammerson plc	22,858	184,304
Intu Properties plc	24,849	127,201
Mapeley Ltd. (b)(c)*	2,199	—
Savills plc	9,466	90,721
Segro plc	40,038	189,112
Songbird Estates plc *	37,013	88,541

		732,687

Retailing 0.9%
Darty plc	197,131	231,966
Debenhams plc	114,790	189,332
Halfords Group plc	27,828	155,575
Howden Joinery Group plc	14,340	63,095
John Menzies plc	4,263	47,827
Lookers plc	32,133	59,636
Mothercare plc *	14,634	93,111
N Brown Group plc	9,504	74,815
Sports Direct International plc *	6,904	69,186
WH Smith plc	12,430	147,089

		1,131,632

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	10,647	142,864
CSR plc	10,749	92,987

		235,851

Software & Services 0.2%
Aveva Group plc	1,102	40,312
Computacenter plc	13,975	103,321
Fidessa Group plc	368	11,209
Micro Focus International plc	5,743	69,428
Xchanging plc	26,027	53,249

		277,519

Technology Hardware & Equipment 0.7%
Domino Printing Sciences plc	4,838	46,661
Electrocomponents plc	40,425	151,404
Halma plc	12,594	106,534
Laird plc	30,028	88,144
Pace plc	16,885	80,116
Premier Farnell plc	23,975	82,659
Spectris plc	4,328	138,595
Spirent Communications plc	36,235	72,822
TT Electronics plc	22,941	59,416
Xyratex Ltd.	6,441	69,434

		895,785

 17

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
KCOM Group plc	35,018	44,224
TalkTalk Telecom Group plc	33,060	124,335

		168,559

Transportation 0.7%
BBA Aviation plc	35,835	163,592
easyJet plc	8,684	186,635
Go-Ahead Group plc	4,243	102,148
Northgate plc	30,893	183,284
Stagecoach Group plc	23,166	117,820
Stobart Group Ltd. (a)	11,769	17,411
Stolt-Nielsen Ltd.	3,593	83,837

		854,727

		15,938,022

Total Common Stock
(Cost $100,124,234)		117,157,404

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	1,946	164,995

Capital Goods 0.1%
Jungheinrich AG	1,440	68,385

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGAA	472	63,277

Materials 0.1%
Fuchs Petrolub SE	1,277	95,292

Media 0.1%
ProsiebenSat.1 Media AG	3,689	151,056

		543,005

Italy 0.0%

Insurance 0.0%
Fondiaria-Sai S.p.A. *	5,937	10,740
Unipol Gruppo Finanziario S.p.A.	7,962	26,883

		37,623

Total Preferred Stock
(Cost $393,106)		580,628

Rights 0.0% of net assets

Hong Kong 0.0%

Real Estate 0.0%
New Hotel (b)(c)*	1,363	—

Italy 0.0%

Real Estate 0.0%
ASTM S.p.A. (b)*	5,750	13

Total Rights
(Cost $—)		13

Other Investment Company 1.0% of net assets

United States 1.0%
iShares MSCI EAFE Small Cap ETF	27,000	1,211,490

Total Other Investment Company
(Cost $1,071,207)		1,211,490

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 1.9% of net assets

Time Deposits 1.7%
Brown Brothers Harriman
Japanese Yen
0.01%, 08/01/13	214,270	2,188
Hong Kong Dollar
0.01%, 08/01/13	19,688	2,539
Swedish Krona
0.10%, 08/01/13	75,460	11,577
Canadian Dollar
0.26%, 08/01/13	3,200	3,116
Australian Dollar
1.66%, 08/01/13	8,743	7,859
Citibank
Euro
0.01%, 08/01/13	24,288	32,312
US Dollar
0.03%, 08/01/13	1,918,884	1,918,884
JPMorgan Chase
Norwegian Krone
0.10%, 08/01/13	126,751	21,509

		1,999,984

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.02%, 09/19/13 (d)(e)	50,000	49,997
0.04%, 09/19/13 (d)(e)	245,000	244,988

		294,985

Total Short-Term Investments
(Cost $2,294,969)		2,294,969

End of Investments.

18

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.9% of net assets

Wells Fargo Advantage Government Money Market Fund 0.01% (f)	2,361,235	2,361,235

Total Collateral Invested for Securities on Loan
(Cost $2,361,235)		2,361,235

End of Collateral Invested for Securities on Loan.

At 07/31/13, the tax basis cost of the fund’s investments was $104,488,091 and the unrealized appreciation and depreciation were $21,829,225 and ($5,072,812), respectively, with a net unrealized appreciation of $16,756,413.

At 07/31/13, the values of certain foreign securities held by the fund aggregating $101,065,095 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,111,011.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $120,875 or 0.1% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
MSCI EAFE, e-mini, Long, expires 09/20/13	24	2,067,960	94,032

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable

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nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures contracts (“futures”) and forward foreign currency exchange contracts (“forwards”): Futures and forwards are valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s forward exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

20

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Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$795,427	$—	$795,427
Australia[1]	—	4,693,564	—	4,693,564
Utilities	123,880	192,708	—	316,588
Belgium[1]	—	836,768	—	836,768
Capital Goods	53,384	—	—	53,384
Media	111,604	—	—	111,604
Retailing	176,897	—	—	176,897
Utilities	96,588	—	—	96,588
Canada[1]	9,728,386	—	—	9,728,386
Denmark[1]	—	1,185,090	—	1,185,090
Capital Goods	18,635	243,271	—	261,906
Consumer Durables & Apparel	79,353	—	—	79,353
Pharmaceuticals, Biotechnology & Life Sciences	107,551	173,304	—	280,855
Finland[1]	—	1,732,360	—	1,732,360
Capital Goods	127,736	567,307	—	695,043
France[1]	—	3,296,751	—	3,296,751
Consumer Services	92,808	—	—	92,808
Food, Beverage & Tobacco	42,403	53,642	—	96,045
Health Care Equipment & Services	73,128	48,474	—	121,602
Insurance	111,376	—	—	111,376
Media	398,647	505,107	—	903,754
Real Estate	35,992	614,059	—	650,051
Telecommunication Services	105,228	—	—	105,228
Transportation	326,947	114,249	—	441,196
Germany[1]	—	3,527,431	—	3,527,431
Health Care Equipment & Services	213,923	11,267	—	225,190
Hong Kong[1]	—	3,064,984	—	3,064,984
Food & Staples Retailing	21,420	—	—	21,420
Ireland[1]	—	472,736	—	472,736
Consumer Services	74,694	—	—	74,694
Food, Beverage & Tobacco	66,620	113,536	—	180,156
Health Care Equipment & Services	122,618	—	—	122,618
Insurance	65,777	—	—	65,777
Transportation	16,134	—	—	16,134
Israel[1]	—	1,070,112	—	1,070,112
Energy	86,340	206,254	—	292,594
Software & Services	205,475	57,516	—	262,991

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	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Italy[1]	$—	$3,168,281	$—	$3,168,281
Media	11,002	—	—	11,002
Transportation	54,090	121,923	—	176,013
Japan[1]	—	43,390,896	—	43,390,896
Media	—	710,201	104,269	814,470
Software & Services	9,731	1,786,427	—	1,796,158
Luxembourg[1]	—	430,427	—	430,427
Materials	150,461	16,170	—	166,631
Semiconductors & Semiconductor Equipment	17,312	—	—	17,312
Netherlands[1]	—	1,072,781	—	1,072,781
Capital Goods	226,396	333,246	—	559,642
Energy	21,842	296,895	—	318,737
Food, Beverage & Tobacco	15,839	—	—	15,839
Semiconductors & Semiconductor Equipment	24,357	58,598	—	82,955
New Zealand[1]	—	316,601	—	316,601
Transportation	15,601	68,578	—	84,179
Utilities	12,020	84,914	—	96,934
Norway[1]	—	1,000,502	—	1,000,502
Banks	57,281	56,080	—	113,361
Capital Goods	90,593	7,126	—	97,719
Commercial & Professional Supplies	61,901	—	—	61,901
Food, Beverage & Tobacco	92,736	15,500	—	108,236
Portugal[1]	—	358,173	—	358,173
Media	96,566	—	—	96,566
Singapore[1]	—	1,885,665	—	1,885,665
Energy	—	—	15,722	15,722
Spain[1]	—	1,426,636	—	1,426,636
Capital Goods	11,670	919,619	—	931,289
Food, Beverage & Tobacco	92,090	141,406	884	234,380
Sweden[1]	—	1,743,017	—	1,743,017
Capital Goods	105,417	323,926	—	429,343
Consumer Durables & Apparel	110,838	198,310	—	309,148
Materials	67,245	235,714	—	302,959
Switzerland[1]	—	1,543,294	—	1,543,294
Capital Goods	64,036	689,657	—	753,693
Commercial & Professional Supplies	119,220	89,107	—	208,327
Food, Beverage & Tobacco	16,028	76,547	—	92,575
Materials	107,073	108,118	—	215,191
Real Estate	40,854	70,673	—	111,527
Technology Hardware & Equipment	129,073	—	—	129,073
Transportation	191,096	81,670	—	272,766

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	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

United Kingdom[1]	$—	$1,562,482	$—	$1,562,482
Capital Goods	343,982	1,613,647	—	1,957,629
Commercial & Professional Supplies	100,230	1,499,378	—	1,599,608
Consumer Services	—	1,262,042	3,296	1,265,338
Diversified Financials	57,592	1,983,949	—	2,041,541
Energy	13,864	488,057	—	501,921
Food, Beverage & Tobacco	93,997	357,994	—	451,991
Household & Personal Products	79,492	—	—	79,492
Insurance	21,381	1,014,544	—	1,035,925
Materials	87,516	966,288	—	1,053,804
Media	31,484	464,457	—	495,941
Real Estate	179,262	553,425	—	732,687
Retailing	200,574	931,058	—	1,131,632
Software & Services	103,321	174,198	—	277,519
Technology Hardware & Equipment	255,627	640,158	—	895,785
Transportation	284,532	570,195	—	854,727
Preferred Stock[1]	—	580,628	—	580,628
Rights
Italy[1]	—	—	13	13
Other Investment Company[1]	1,211,490	—	—	1,211,490
Short-Term Investments[1]	—	2,294,969	—	2,294,969

Total	$17,760,256	$103,360,064	$124,184	$121,244,504

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,361,235	$—	$—	$2,361,235
Futures Contract[2]	94,032	—	—	94,032

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Netherlands	$4,930	($490)	$4,828	$—	($9,268)	$—	$—	$—
Singapore	27,299	—	(11,577)	—	—	—	—	15,722
Spain	—	—	(19,866)	9,148	—	11,602	—	884
Japan	—	—	(7,352)	15,122	—	96,499	—	104,269
United Kingdom	—	—	(67)	3,363	—	—	—	3,296
Preferred Stock
United Kingdom	1,108	(9)	(7)	—	(1,092)	—	—	—
Rights
Italy	—	—	13	—	—	—	—	13

Total	$33,337	($499)	($34,028)	$27,633	($10,360)	$108,101	$—	$124,184

 23

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Portfolio Holdings (Unaudited) continued

The funds policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013. The transfers in the amount of $1,913,936 and $2,342,036 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46849JUL13

24

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

90.8%	Common Stock	286,173,189	272,743,317
7.7%	Preferred Stock	33,156,286	23,158,341
0.0%	Other Investment Company	3,762	3,897
0.8%	Short-Term Investments	2,278,804	2,278,804

99.3%	Total Investments	321,612,041	298,184,359
0.1%	Collateral Invested for Securities on Loan	298,000	298,000
0.6%	Other Assets and Liabilities, Net		1,827,664

100.0%	Total Net Assets		300,310,023

	Number	Value
Security	of Shares	($)

Common Stock 90.8% of net assets

Brazil 5.0%

Banks 1.0%
Banco Bradesco S.A.	72,770	985,641
Banco do Brasil S.A.	163,800	1,627,697
Itau Unibanco Holding S.A.	25,723	324,279

		2,937,617

Capital Goods 0.2%
Embraer S.A.	74,300	631,828

Diversified Financials 0.2%
BM&F BOVESPA S.A.	77,900	420,001

Energy 1.4%
Petroleo Brasileiro S.A. - Petrobras	602,600	4,062,502
Ultrapar Participacoes S.A.	10,600	251,601

		4,314,103

Food, Beverage & Tobacco 0.4%
BRF-Brasil Foods S.A.	34,000	724,308
Companhia de Bebidas das Americas	4,680	176,401
JBS S.A.	95,700	267,214

		1,167,923

Materials 1.1%
Companhia Siderurgica Nacional S.A.	228,600	658,339
Usinas Siderurgicas de Minas Gerais S.A. *	37,600	144,542
Vale S.A.	192,700	2,620,183

		3,423,064

Software & Services 0.1%
Cielo S.A.	15,000	369,781

Telecommunication Services 0.2%
Oi S.A.	37,814	74,423
Tim Participacoes S.A.	110,856	412,063

		486,486

Utilities 0.4%
Centrais Eletricas Brasileiras S.A.	148,603	298,333
Companhia de Saneamento Basico do Estado de Sao Paulo	36,900	378,486
Companhia Energetica de Minas Gerais	11,348	103,564
CPFL Energia S.A.	46,300	428,428

		1,208,811

		14,959,614

Chile 0.7%

Energy 0.2%
Empresas Copec S.A.	44,255	580,228

Food & Staples Retailing 0.1%
Cencosud S.A.	70,922	322,279

Utilities 0.4%
Empresa Nacional de Electricidad S.A.	307,809	406,486
Enersis S.A.	2,802,374	846,248

		1,252,734

		2,155,241

China 11.9%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	286,000	383,279

Banks 4.4%
Agricultural Bank of China Ltd., Class H	1,464,600	592,156
Bank of China Ltd., Class H	7,218,234	3,022,320
Bank of Communications Co., Ltd., Class H	383,000	249,103
BOC Hong Kong (Holdings) Ltd.	218,000	683,922
China Construction Bank Corp., Class H	6,794,000	5,065,608
China Merchants Bank Co., Ltd., Class H	211,350	354,917
Industrial & Commercial Bank of China Ltd., Class H	4,862,172	3,193,520

		13,161,546

 1

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.3%
China Communications Construction Co., Ltd., Class H	595,000	454,372
China Railway Group Ltd., Class H	648,000	348,117

		802,489

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial Holdings Ltd.	124,000	341,107

Energy 3.1%
China Petroleum & Chemical Corp., Class H	4,350,400	3,231,166
China Shenhua Energy Co., Ltd., Class H	234,000	675,415
CNOOC Ltd.	1,315,000	2,376,636
PetroChina Co., Ltd., Class H	2,637,000	3,080,338

		9,363,555

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	124,000	382,787

Insurance 0.6%
China Life Insurance Co., Ltd., Class H	367,000	880,320
China Pacific Insurance Group Co., Ltd., Class H	83,600	279,459
People’s Insurance Co., Group of China Ltd., Class H (c)	226,000	101,346
Ping An Insurance (Group) Co. of China Ltd., Class H	61,500	397,799

		1,658,924

Materials 0.1%
China National Building Material Co., Ltd., Class H	226,000	203,673

Real Estate 0.1%
China Overseas Land & Investment Ltd.	138,000	397,233

Retailing 0.2%
Belle International Holdings Ltd.	215,000	310,021
GOME Electrical Appliances Holding Ltd. *	3,159,000	317,355

		627,376

Technology Hardware & Equipment 0.1%
Lenovo Group Ltd.	466,000	424,329

Telecommunication Services 2.7%
China Mobile Ltd.	548,000	5,829,598
China Telecom Corp., Ltd., Class H	2,298,000	1,141,265
China Unicom (Hong Kong) Ltd.	687,056	1,011,027

		7,981,890

		35,728,188

Colombia 0.3%

Banks 0.1%
Bancolombia S.A.	14,059	198,855

Energy 0.2%
Ecopetrol S.A.	258,831	592,180

		791,035

Czech Republic 0.4%

Telecommunication Services 0.2%
Telefonica Czech Republic A/S	29,261	437,910

Utilities 0.2%
CEZ A/S	30,946	734,619

		1,172,529

Egypt 0.2%

Telecommunication Services 0.2%
Orascom Telecom Holding S.A.E. GDR - Reg’d *	209,187	615,068

Greece 1.5%

Banks 0.3%
Alpha Bank A.E. *	680,000	404,087
National Bank of Greece S.A. *	112,000	390,004
Piraeus Bank S.A. *	198,000	252,078

		1,046,169

Consumer Services 0.5%
OPAP S.A.	167,000	1,498,761

Telecommunication Services 0.4%
Hellenic Telecommunications Organization S.A. (OTE) *	123,000	1,110,549

Utilities 0.3%
Public Power Corp. S.A.	76,800	794,568

		4,450,047

Hungary 0.7%

Banks 0.3%
OTP Bank plc	39,595	796,904

Energy 0.3%
MOL Hungarian Oil & Gas plc	12,459	935,882

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	286,968	394,094

		2,126,880

India 3.2%

Automobiles & Components 0.2%
Mahindra & Mahindra Ltd.	20,172	302,339
Tata Motors Ltd.	63,933	305,376
Tata Motors Ltd., Class A	11,785	25,328

		633,043

Banks 0.4%
Housing Development Finance Corp., Ltd.	31,490	415,504
ICICI Bank Ltd.	31,519	471,113
State Bank of India	13,004	365,216

		1,251,833

Energy 1.4%
Indian Oil Corp., Ltd.	86,426	291,237
Oil & Natural Gas Corp., Ltd.	264,294	1,262,645

2

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Reliance Industries Ltd.	186,368	2,670,173

		4,224,055

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	36,858	371,308

Materials 0.2%
Hindalco Industries Ltd.	249,326	368,955
Tata Steel Ltd.	82,991	294,617

		663,572

Software & Services 0.6%
Infosys Ltd.	26,447	1,299,058
Tata Consultancy Services Ltd.	16,592	495,419

		1,794,477

Telecommunication Services 0.2%
Bharti Airtel Ltd.	80,601	457,193

Utilities 0.1%
NTPC Ltd.	146,904	315,918

		9,711,399

Indonesia 0.8%

Automobiles & Components 0.2%
PT Astra International Tbk	1,085,000	686,578

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	445,500	357,021

Energy 0.1%
PT Bumi Resources Tbk *	4,666,500	231,203

Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	1,056,000	1,221,673

		2,496,475

Malaysia 1.7%

Banks 0.6%
CIMB Group Holdings Berhad	210,300	509,743
Malayan Banking Berhad	186,200	588,604
Public Bank Berhad	137,200	729,528

		1,827,875

Capital Goods 0.2%
Sime Darby Berhad	236,100	690,021

Consumer Services 0.2%
Genting Berhad	148,300	448,952

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	205,300	346,074

Telecommunication Services 0.4%
Axiata Group Berhad	293,300	613,580
Telekom Malaysia Berhad	347,300	564,202

		1,177,782

Utilities 0.2%
Tenaga Nasional Berhad	266,800	731,398

		5,222,102

Mexico 4.0%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	70,400	447,277
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR *	15,500	223,510

		670,787

Capital Goods 0.2%
Alfa S.A.B. de C.V., Class A	198,600	509,843

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	367,200	1,004,767

Food, Beverage & Tobacco 0.6%
Coca-Cola Femsa S.A.B. de C.V., Series L	13,000	183,202
Fomento Economico Mexicano S.A.B. de C.V.	103,100	1,028,195
Grupo Bimbo S.A.B. de C.V., Series A	176,200	595,944

		1,807,341

Materials 1.1%
Cemex S.A.B. de C.V., Series CPO *	2,282,128	2,630,046
Grupo Mexico S.A.B. de C.V., Series B	238,400	734,458

		3,364,504

Media 0.4%
Grupo Televisa S.A.B., Series CPO	212,800	1,150,739

Telecommunication Services 1.2%
America Movil S.A.B. de C.V., Series L	3,307,600	3,480,389

		11,988,370

Philippines 0.0%

Telecommunication Services 0.0%
Philippine Long Distance Telephone Co.	2,095	146,331

Poland 2.0%

Banks 0.3%
Bank Pekao S.A.	6,628	340,219
Powszechna Kasa Oszczednosci Bank Polski S.A.	44,609	519,227

		859,446

Energy 0.5%
Polski Koncern Naftowy Orlen S.A.	116,667	1,583,766

Insurance 0.3%
Powszechny Zaklad Ubezpieczen S.A.	5,512	782,471

Materials 0.3%
KGHM Polska Miedz S.A.	27,025	936,462

 3

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.2%
Telekomunikacja Polska S.A.	305,281	725,904

Utilities 0.4%
PGE S.A.	137,314	649,312
Tauron Polska Energia S.A.	459,880	632,085

		1,281,397

		6,169,446

Republic of Korea 20.1%

Automobiles & Components 2.1%
Hyundai Mobis	5,342	1,302,236
Hyundai Motor Co.	17,355	3,588,553
Kia Motors Corp.	22,493	1,273,578

		6,164,367

Banks 1.6%
Hana Financial Group, Inc.	36,787	1,178,149
KB Financial Group, Inc.	37,300	1,179,843
Shinhan Financial Group Co., Ltd.	52,480	1,913,009
Woori Finance Holdings Co., Ltd.	65,540	655,839

		4,926,840

Capital Goods 3.9%
Daelim Industrial Co., Ltd.	5,498	434,564
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	13,960	367,884
Doosan Corp.	2,315	293,385
Doosan Heavy Industries & Construction Co., Ltd.	8,560	351,142
Hyundai Engineering & Construction Co., Ltd.	7,128	375,190
Hyundai Heavy Industries Co., Ltd.	7,902	1,475,043
LG Corp.	64,881	3,770,711
Samsung C&T Corp.	19,797	979,006
Samsung Heavy Industries Co., Ltd.	17,050	605,598
SK Holdings Co., Ltd.	14,879	2,337,391
SK Networks Co., Ltd.	97,680	564,567

		11,554,481

Consumer Durables & Apparel 0.9%
LG Electronics, Inc.	41,875	2,716,329

Energy 1.0%
GS Holdings	15,757	773,791
S-Oil Corp.	8,396	564,065
SK Innovation Co., Ltd.	12,980	1,755,022

		3,092,878

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	751	141,335

Food, Beverage & Tobacco 0.3%
KT&G Corp.	12,149	818,639

Insurance 0.5%
Samsung Fire & Marine Insurance Co., Ltd.	3,439	734,032
Samsung Life Insurance Co., Ltd.	6,370	609,218

		1,343,250

Materials 2.6%
Cheil Industries, Inc.	5,568	440,302
Hanwha Corp.	16,830	460,154
Hyosung Corp.	7,132	427,682
Hyundai Steel Co.	8,593	523,206
LG Chem Ltd.	4,981	1,249,313
Lotte Chemical Corp.	2,500	377,855
POSCO	15,530	4,460,456

		7,938,968

Retailing 0.4%
Lotte Shopping Co., Ltd.	1,316	411,332
Shinsegae Co., Ltd.	3,620	704,402

		1,115,734

Semiconductors & Semiconductor Equipment 4.0%
Samsung Electronics Co., Ltd.	9,495	10,819,708
SK Hynix, Inc. *	47,060	1,138,416

		11,958,124

Software & Services 0.5%
NHN Corp. (a)(b)	1,546	403,900
SK C&C Co., Ltd.	12,793	1,155,307

		1,559,207

Technology Hardware & Equipment 0.8%
LG Display Co., Ltd. *	58,660	1,455,299
Samsung Electro-Mechanics Co., Ltd.	5,039	362,412
Samsung SDI Co., Ltd.	4,056	587,668

		2,405,379

Telecommunication Services 0.9%
LG Uplus Corp. *	70,630	861,322
SK Telecom Co., Ltd.	9,637	1,888,186

		2,749,508

Utilities 0.6%
Korea Electric Power Corp. *	73,320	1,871,732

		60,356,771

Russia 15.1%

Banks 0.7%
Sberbank of Russia ADR	188,572	2,164,749

Energy 12.1%
Gazprom ADR *	1,574,970	12,170,729
LUKOIL ADR	232,940	13,706,957
NovaTek GDR - Reg’d.	7,511	871,384
Rosneft Oil Co. GDR - Reg’d	269,074	1,901,070
Surgutneftegas ADR *	708,007	5,579,809
Tatneft ADR *	53,615	1,970,573

		36,200,522

Materials 0.9%
Mechel ADR (c)*	69,500	197,380
Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	137,278	1,835,716
Severstal GDR - Reg’d	58,134	436,969
Uralkali OJSC GDR - Reg’d	14,000	303,259

		2,773,324

Telecommunication Services 1.2%
Mobile TeleSystems ADR	90,651	1,766,788
Rostelecom OJSC ADR	39,869	809,897

4

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sistema JSFC GDR - Reg’d	47,940	1,053,206

		3,629,891

Utilities 0.2%
Federal Hydrogenerating Co., ADR *	289,823	491,250

		45,259,736

South Africa 7.1%

Banks 0.7%
ABSA Group Ltd. *	25,857	373,550
Nedbank Group Ltd.	19,221	346,119
Standard Bank Group Ltd.	129,450	1,447,490

		2,167,159

Capital Goods 0.7%
Aveng Ltd.	175,092	519,836
Barloworld Ltd.	68,780	570,201
Bidvest Group Ltd.	46,687	1,153,295

		2,243,332

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	175,188	463,848

Diversified Financials 0.4%
FirstRand Ltd.	255,910	767,674
Remgro Ltd.	21,656	413,613

		1,181,287

Energy 1.3%
Sasol Ltd.	88,233	4,053,821

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	19,211	324,853

Food, Beverage & Tobacco 0.2%
Tiger Brands Ltd.	16,298	506,847

Insurance 0.3%
Sanlam Ltd.	178,250	856,620

Materials 1.1%
Anglo American Platinum Ltd. *	9,075	321,061
AngloGold Ashanti Ltd.	14,159	185,787
ArcelorMittal South Africa Ltd. *	154,553	521,323
Gold Fields Ltd.	97,719	585,524
Impala Platinum Holdings Ltd.	90,737	891,238
Kumba Iron Ore Ltd.	5,073	224,644
Sappi Ltd. *	184,230	491,631

		3,221,208

Media 0.3%
Naspers Ltd., N Shares	10,366	866,929

Retailing 0.2%
Imperial Holdings Ltd.	30,365	632,904

Telecommunication Services 1.6%
MTN Group Ltd.	177,821	3,329,097
Telkom South Africa Ltd. *	552,456	1,082,613
Vodacom Group Ltd.	31,618	373,235

		4,784,945

		21,303,753

Taiwan 13.6%

Banks 0.4%
CTBC Financial Holding Co., Ltd.	822,425	542,480
Mega Financial Holding Co., Ltd.	631,404	527,321

		1,069,801

Capital Goods 0.4%
Far Eastern New Century Corp.	569,743	642,809
Walsin Lihwa Corp. *	1,370,000	400,775

		1,043,584

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	474,267	485,319

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	499,674	701,438

Energy 0.2%
Formosa Petrochemical Corp.	279,330	726,086

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	305,794	623,725

Insurance 0.2%
Cathay Financial Holding Co., Ltd.	425,357	617,994

Materials 2.5%
China Steel Corp.	1,989,489	1,644,119
Formosa Chemicals & Fibre Corp.	790,442	1,966,293
Formosa Plastics Corp.	647,732	1,627,607
Nan Ya Plastics Corp.	865,160	1,816,927
Taiwan Cement Corp.	395,299	482,807

		7,537,753

Semiconductors & Semiconductor Equipment 3.0%
Advanced Semiconductor Engineering, Inc.	696,094	570,697
MediaTek, Inc.	98,138	1,178,136
Siliconware Precision Industries Co.	605,270	701,434
Taiwan Semiconductor Manufacturing Co., Ltd.	1,601,689	5,446,842
United Microelectronics Corp.	2,688,965	1,202,728

		9,099,837

Technology Hardware & Equipment 5.4%
Innolux Corp. *	1,139,357	504,761
Acer, Inc. *	1,276,496	942,510
Asustek Computer, Inc.	168,041	1,465,536
AU Optronics Corp. *	4,072,800	1,466,985
Compal Electronics, Inc.	1,855,305	1,285,293
Delta Electronics, Inc.	180,025	873,253
Hon Hai Precision Industry Co., Ltd.	1,422,546	3,683,415
HTC Corp.	158,473	840,951
Inventec Corp.	1,359,639	1,025,439
Lite-On Technology Corp.	482,299	821,035
Pegatron Corp. *	665,264	982,131
Quanta Computer, Inc.	430,500	1,001,358
Synnex Technology International Corp.	246,000	308,979
Wistron Corp.	734,498	699,611
WPG Holdings Ltd.	315,000	391,708

		16,292,965

 5

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.9%
Chunghwa Telecom Co., Ltd.	533,906	1,706,865
Far EasTone Telecommunications Co., Ltd.	177,622	451,930
Taiwan Mobile Co., Ltd.	124,600	452,634

		2,611,429

		40,809,931

Thailand 1.2%

Energy 0.9%
PTT Exploration & Production PCL	108,800	542,262
PTT PCL	150,887	1,595,642
Thai Oil PCL	201,100	391,920

		2,529,824

Materials 0.1%
PTT Global Chemical PCL	133,200	280,869

Telecommunication Services 0.2%
Advanced Info Service PCL - Reg’d	75,475	670,353

		3,481,046

Turkey 1.3%

Banks 0.5%
Akbank T.A.S.	90,281	345,656
Turkiye Garanti Bankasi A/S	140,039	546,517
Turkiye Halk Bankasi A/S	23,520	176,681
Turkiye Is Bankasi, Class C	148,223	392,604

		1,461,458

Capital Goods 0.2%
KOC Holding A/S	136,582	602,283

Diversified Financials 0.2%
Haci Omer Sabanci Holding A/S	105,159	525,713

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	32,427	694,216

Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S *	88,915	515,685

		3,799,355

Total Common Stock
(Cost $286,173,189)		272,743,317

Preferred Stock 7.7% of net assets

Brazil 6.9%

Banks 1.8%
Banco Bradesco S.A.	153,475	1,863,483
Itau Unibanco Holding S.A.	249,630	3,188,559
Itausa - Investimentos Itau S.A.	112,994	414,561

		5,466,603

Energy 1.7%
Petroleo Brasileiro S.A.	702,500	5,016,208

Food, Beverage & Tobacco 0.3%
Companhia de Bebidas das Americas	25,169	948,906

Materials 2.1%
Bradespar S.A.	31,500	309,291
Gerdau S.A.	190,600	1,218,951
Metalurgica Gerdau S.A.	143,100	1,143,495
Usinas Siderurgicas de Minas Gerais S.A., Class A *	127,100	485,257
Vale S.A.	258,400	3,188,445

		6,345,439

Telecommunication Services 0.4%
Oi S.A.	164,611	302,330
Telefonica Brasil S.A.	42,232	894,307

		1,196,637

Utilities 0.6%
Centrais Eletricas Brasileiras S.A., Class B	110,000	401,166
Companhia Energetica de Minas Gerais	99,056	905,739
Companhia Paranaense de Energia-Copel	24,300	297,818
Eletropaulo Metropolitana S.A.	92,800	248,541

		1,853,264

		20,827,057

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	18,400	264,140

Republic of Korea 0.7%

Automobiles & Components 0.2%
Hyundai Motor Co.	2,500	223,675
Hyundai Motor Co., 2nd	3,614	342,298

		565,973

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	7,070	172,600

Materials 0.0%
LG Chem Ltd.	878	99,529

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	1,689	1,229,042

		2,067,144

Total Preferred Stock
(Cost $33,156,286)		23,158,341

Other Investment Company 0.0% of net assets

United States 0.0%
iShares MSCI Emerging Markets ETF	100	3,897

Total Other Investment Company
(Cost $3,762)		3,897

6

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.8% of net assets

Time Deposits 0.6%
Brown Brothers Harriman
Euro
0.01%, 08/01/13	1,440	1,916
Citibank
US Dollar
0.03%, 08/01/13	1,716,913	1,716,913

		1,718,829

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.02%, 09/19/13 (d)(e)	200,000	199,995
0.04%, 09/19/13 (d)(e)	360,000	359,980

		559,975

Total Short-Term Investments
(Cost $2,278,804)		2,278,804

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund 0.01% (f)	298,000	298,000

Total Collateral Invested for Securities on Loan
(Cost $298,000)		298,000

End of Collateral Invested for Securities on Loan.

At 07/31/13, the tax basis cost of the fund’s investments was $325,693,805 and the unrealized appreciation and depreciation were $20,979,657 and ($48,489,103), respectively, with a net unrealized depreciation of ($27,509,446).

At 07/31/13, the values of certain foreign securities held by the fund aggregating $233,591,385 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $403,900 or 0.1% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $277,126.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
Reg’d —	Registered

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
MSCI Emerging Markets, Mini, Long, expires 09/20/13	57	2,675,580	(37,363)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is

 7

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures contracts (“futures”) and forward foreign currency exchange contracts (“forwards”): Futures and forwards are valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s forward exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

8

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$88,045,395	$—	$88,045,395
Brazil[1]	14,959,614	—	—	14,959,614
Chile[1]	2,155,241	—	—	2,155,241
Colombia[1]	791,035	—	—	791,035
Czech Republic[1]	—	734,619	—	734,619
Telecommunication Services	437,910	—	—	437,910
Hungary[1]	—	1,732,786	—	1,732,786
Telecommunication Services	394,094	—	—	394,094
India[1]	—	5,116,036	—	5,116,036
Energy	291,237	3,932,818	—	4,224,055
Household & Personal Products	371,308	—	—	371,308
Malaysia[1]	—	4,044,320	—	4,044,320
Telecommunication Services	564,202	613,580	—	1,177,782
Mexico[1]	11,988,370	—	—	11,988,370
Poland[1]	—	5,443,542	—	5,443,542
Telecommunication Services	725,904	—	—	725,904
Republic of Korea[1]	—	55,229,417	—	55,229,417
Food, Beverage & Tobacco	818,639	—	—	818,639
Software & Services	—	1,155,307	403,900	1,559,207
Telecommunication Services	861,322	1,888,186	—	2,749,508
Russia[1]	—	38,365,271	—	38,365,271
Materials	197,380	2,575,944	—	2,773,324
Telecommunication Services	1,766,788	1,863,103	—	3,629,891
Utilities	491,250	—	—	491,250
South Africa[1]	—	19,060,421	—	19,060,421
Capital Goods	519,836	1,723,496	—	2,243,332
Thailand[1]	3,481,046	—	—	3,481,046
Preferred Stock[1]	—	2,067,144	—	2,067,144
Brazil[1]	20,827,057	—	—	20,827,057
Colombia[1]	264,140	—	—	264,140

 9

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Company[1]	$3,897	$—	$—	$3,897
Short-Term Investments[1]	—	2,278,804	—	2,278,804

Total	$61,910,270	$235,870,189	$403,900	$298,184,359

Other Financial Instruments
Collateral Invested for Securities on Loan	$298,000	$—	$—	$298,000

Liabilities Valuation Input

Other Financial Instruments
Futures Contract[2]	($37,363)	$—	$—	($37,363)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Republic of Korea	$—	$—	$10,570	$393,330	$—	$—	$—	$403,900

Total	$—	$—	$10,570	$393,330	$—	$—	$—	$403,900

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $1,652,638 and $4,344,332 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46850JUL13

10

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.3%	Common Stock	144,352,191	177,561,383
4.7%	Other Investment Companies	8,564,049	8,703,615
0.2%	Short-Term Investments	415,987	415,987

100.2%	Total Investments	153,332,227	186,680,985
(0.2%)	Other Assets and Liabilities, Net		(325,793)

100.0%	Net Assets		186,355,192

	Number	Value
Security	of Shares	($)

Common Stock 95.3% of net assets

Automobiles & Components 0.1%
American Axle & Manufacturing Holdings, Inc. *	707	13,751
Cooper Tire & Rubber Co.	817	27,402
Dana Holding Corp.	1,825	39,876
Dorman Products, Inc.	200	9,416
Drew Industries, Inc.	170	6,941
Fuel Systems Solutions, Inc. *	223	4,057
Gentherm, Inc. *	278	5,671
Modine Manufacturing Co. *	840	9,240
Standard Motor Products, Inc.	198	6,809
Stoneridge, Inc. *	155	1,873
Superior Industries International, Inc.	233	4,243
Tenneco, Inc. *	667	32,236
Winnebago Industries, Inc. *	324	7,750

		169,265

Banks 7.1%
1st Source Corp.	167	4,556
1st United Bancorp, Inc.	253	1,968
Access National Corp.	130	1,980
American National Bankshares, Inc.	73	1,740
Ameris Bancorp *	102	1,964
Ames National Corp.	74	1,693
Arrow Financial Corp.	67	1,765
Astoria Financial Corp.	570	6,954
Banco Latinoamericano de Comercio Exterior, S.A., Class E	540	13,603
BancorpSouth, Inc.	1,212	23,816
Bank Mutual Corp.	891	5,533
Bank of Kentucky Financial Corp.	63	1,729
Bank of Marin Bancorp	43	1,812
Bank of the Ozarks, Inc.	32,985	1,576,023
BankFinancial Corp.	420	3,612
Banner Corp.	363	13,460
Bar Harbor Bankshares	47	1,845
BBCN Bancorp, Inc.	963	14,069
Berkshire Hills Bancorp, Inc.	188	4,907
BofI Holding, Inc. *	193	10,470
Boston Private Financial Holdings, Inc.	946	10,453
Bridge Bancorp, Inc.	76	1,629
Bridge Capital Holdings *	106	1,748
Brookline Bancorp, Inc.	662	6,527
Bryn Mawr Bank Corp.	73	2,041
C&F Financial Corp.	32	1,729
Camden National Corp.	47	1,829
Capital Bank Financial Corp., Class A *	90	1,719
Capital City Bank Group, Inc. *	144	1,803
Capitol Federal Financial, Inc.	1,245	15,699
Cardinal Financial Corp.	319	5,219
Cascade Bancorp *	290	1,720
Cathay General Bancorp	913	21,693
Center Bancorp, Inc.	133	2,004
Centerstate Banks, Inc.	196	1,933
Century Bancorp, Inc., Class A	48	1,707
Charter Financial Corp.	168	1,830
Chemical Financial Corp.	186	5,554
Chemung Financial Corp.	50	1,662
Citizens & Northern Corp.	377	7,442
City Holding Co.	117	5,178
Clifton Savings Bancorp, Inc.	139	1,731
CNB Financial Corp.	102	1,824
Columbia Banking System, Inc.	609	15,213
Community Bank System, Inc.	576	19,319
Community Trust Bancorp, Inc.	169	6,735
ConnectOne Bancorp, Inc. *	56	1,784
CVB Financial Corp.	989	12,946
Dime Community Bancshares, Inc.	304	5,335
Eagle Bancorp, Inc. *	294	7,723
Enterprise Bancorp, Inc.	99	1,991
Enterprise Financial Services Corp.	341	6,319
ESB Financial Corp.	136	1,783
ESSA Bancorp, Inc.	310	3,518
EverBank Financial Corp.	569	8,831
F.N.B. Corp.	1,926	24,345
Farmers Capital Bank Corp. *	75	1,832
Federal Agricultural Mortgage Corp., Class C	62	1,928
Financial Institutions, Inc.	161	3,241
First Bancorp, Inc.	103	1,844
First Busey Corp.	78,709	392,758
First Commonwealth Financial Corp.	784	5,888
First Community Bancshares, Inc.	107	1,708
First Connecticut Bancorp, Inc.	446	6,690
First Defiance Financial Corp.	73	1,927
First Federal Bancshares of Arkansas, Inc. *	215	2,118
First Financial Bancorp	612	9,859
First Financial Bankshares, Inc.	383	23,612

 1

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Financial Corp.	124	4,112
First Financial Holdings, Inc.	133	7,371
First Midwest Bancorp, Inc.	63,912	975,936
First Niagara Financial Group, Inc.	62,100	663,849
Firstmerit Corp.	64,496	1,446,000
Flushing Financial Corp.	29,322	555,945
Fox Chase Bancorp, Inc.	185	3,241
Franklin Financial Corp.	185	3,380
German American Bancorp, Inc.	77	2,131
Glacier Bancorp, Inc.	64,210	1,562,871
Great Southern Bancorp, Inc.	288	8,410
Guaranty Bancorp	155	1,944
Hancock Holding Co.	18,706	612,809
Hanmi Financial Corp. *	351	5,967
Heartland Financial USA, Inc.	62	1,736
Heritage Commerce Corp. *	248	1,823
Heritage Financial Corp.	278	4,417
Heritage Oaks Bancorp *	282	1,875
Hingham Institution for Savings	27	1,940
Home Bancorp, Inc. *	90	1,643
Home Bancshares, Inc.	604	16,501
Home Federal Bancorp, Inc.	136	1,907
Home Loan Servicing Solutions Ltd.	575	14,392
HomeTrust Bancshares, Inc. *	218	3,538
Horizon Bancorp	84	2,013
IBERIABANK Corp.	312	18,346
Independent Bank Corp.	171	6,368
Independent Bank Group, Inc. *	55	1,913
International Bancshares Corp.	46,857	1,134,408
Investors Bancorp, Inc.	564	12,521
Kearny Financial Corp. *	167	1,730
Lakeland Financial Corp.	158	4,985
LCNB Corp.	79	1,726
MainSource Financial Group, Inc.	122	1,764
MB Financial, Inc.	24,663	709,801
Merchants Bancshares, Inc.	58	1,800
Meridian Interstate Bancorp, Inc. *	92	1,882
Metro Bancorp, Inc. *	247	5,399
MetroCorp Bancshares, Inc.	173	1,851
MGIC Investment Corp. *	3,588	27,412
Middleburg Financial Corp.	90	1,879
MidWestOne Financial Group, Inc.	70	1,826
NASB Financial, Inc. *	66	1,923
National Bank Holdings Corp., Class A	284	5,680
National Bankshares, Inc.	94	3,595
National Penn Bancshares, Inc.	1,336	14,415
NBT Bancorp, Inc.	552	12,459
NewBridge Bancorp *	271	2,219
Northfield Bancorp, Inc.	145	1,699
Northrim BanCorp, Inc.	74	1,888
Northwest Bancshares, Inc.	71,998	995,012
OceanFirst Financial Corp.	470	8,028
OFG Bancorp	167	3,084
Old National Bancorp	1,439	20,736
OmniAmerican Bancorp, Inc. *	193	4,563
Oritani Financial Corp.	482	7,837
Pacific Continental Corp.	150	1,850
PacWest Bancorp	234	8,288
Palmetto Bancshares, Inc. *	123	1,649
Park National Corp.	92	7,259
Park Sterling Corp. *	898	6,017
Peapack-Gladstone Financial Corp.	101	1,976
Penns Woods Bancorp, Inc.	41	1,884
PennyMac Financial Services, Inc., Class A *	80	1,568
Peoples Bancorp, Inc.	147	3,306
Pinnacle Financial Partners, Inc. *	421	11,990
Preferred Bank *	104	1,767
PrivateBancorp, Inc.	713	16,820
Prosperity Bancshares, Inc.	557	32,874
Provident Financial Holdings, Inc.	393	6,877
Provident Financial Services, Inc.	615	10,941
Radian Group, Inc.	2,136	30,011
Renasant Corp.	277	7,590
Republic Bancorp, Inc., Class A	75	1,963
S&T Bancorp, Inc.	199	4,872
S.Y. Bancorp, Inc.	68	1,879
Sandy Spring Bancorp, Inc.	230	5,621
Sierra Bancorp	117	1,846
Simmons First National Corp., Class A	206	5,634
Southside Bancshares, Inc.	221	5,523
Southwest Bancorp, Inc. *	261	3,905
State Bank Financial Corp.	630	10,055
Sterling Bancorp	324	4,390
Sterling Financial Corp.	536	14,220
Suffolk Bancorp *	99	1,797
Sun Bancorp, Inc. *	541	1,796
Susquehanna Bancshares, Inc.	2,136	28,409
Territorial Bancorp, Inc.	73	1,660
Texas Capital Bancshares, Inc. *	529	24,064
The Bancorp, Inc. *	650	9,750
The First of Long Island Corp.	51	1,835
Tompkins Financial Corp.	38	1,715
TowneBank	116	1,853
TriCo Bancshares	237	5,133
Tristate Capital Holdings, Inc. *	128	1,713
TrustCo Bank Corp.	1,765	10,484
Trustmark Corp.	679	18,313
UMB Financial Corp.	369	22,066
Umpqua Holdings Corp.	1,390	23,408
United Bankshares, Inc.	674	19,088
United Financial Bancorp, Inc.	475	7,415
Univest Corp. of Pennsylvania	90	1,826
VantageSouth Bancshares, Inc. *	383	1,934
ViewPoint Financial Group, Inc.	684	14,754
Washington Banking Co.	245	3,565
Washington Trust Bancorp, Inc.	60	1,940
Waterstone Financial, Inc. *	174	1,893
Webster Financial Corp.	44,263	1,205,724
WesBanco, Inc.	200	5,890
West Bancorp, Inc.	141	1,929
Westamerica Bancorp	6,597	316,590
Western Alliance Bancorp *	957	16,968
Westfield Financial, Inc.	414	2,881
Wilshire Bancorp, Inc.	1,173	10,311
Wintrust Financial Corp.	234	9,573
WSFS Financial Corp.	32	1,905

		13,282,677

Capital Goods 8.5%
AAON, Inc.	318	6,859
AAR Corp.	367	8,896

2

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Accuride Corp. *	1,081	6,183
Aceto Corp.	578	8,971
Actuant Corp., Class A	10,164	358,891
Acuity Brands, Inc.	7,645	661,293
Aegion Corp. *	602	13,738
Aerovironment, Inc. *	425	9,609
Aircastle Ltd.	931	16,367
Alamo Group, Inc.	42	1,750
Albany International Corp., Class A	35,139	1,212,647
Altra Holdings, Inc.	2,542	63,397
Ameresco, Inc., Class A *	681	6,224
American Science & Engineering, Inc.	132	8,024
Ampco-Pittsburgh Corp.	197	3,790
Apogee Enterprises, Inc.	320	8,563
Applied Industrial Technologies, Inc.	463	24,150
Argan, Inc.	351	5,563
Astec Industries, Inc.	123	4,305
Astronics Corp. *	197	7,783
AZZ, Inc.	190	7,188
B/E Aerospace, Inc. *	5,990	417,563
Barnes Group, Inc.	874	28,842
Beacon Roofing Supply, Inc. *	500	20,395
Blount International, Inc. *	317	4,178
Brady Corp., Class A	485	16,136
Briggs & Stratton Corp.	380	7,695
Capstone Turbine Corp. *	6,903	10,147
Carlisle Cos., Inc.	9,590	649,627
Chart Industries, Inc. *	10,228	1,162,924
Chicago Bridge & Iron Co., N.V.	5,860	349,139
CIRCOR International, Inc.	136	7,143
CLARCOR, Inc.	430	23,641
Colfax Corp. *	12,480	662,314
Comfort Systems USA, Inc.	363	5,608
Cubic Corp.	15,730	795,152
Curtiss-Wright Corp.	628	25,522
DigitalGlobe, Inc. *	633	20,509
Douglas Dynamics, Inc.	621	8,924
DXP Enterprises, Inc. *	129	8,901
Dycom Industries, Inc. *	360	9,533
Dynamic Materials Corp.	194	3,762
Edgen Group, Inc. *	821	6,445
EMCOR Group, Inc.	760	31,373
Encore Wire Corp.	156	6,507
EnerSys, Inc.	534	28,259
Enphase Energy, Inc. *	247	1,568
EnPro Industries, Inc. *	253	14,378
ESCO Technologies, Inc.	24,550	850,167
Esterline Technologies Corp. *	346	28,178
Federal Signal Corp. *	998	9,681
Franklin Electric Co., Inc.	30,632	1,141,348
FuelCell Energy, Inc. *	5,030	6,137
Furmanite Corp. *	517	3,872
GATX Corp.	21,600	975,888
GenCorp, Inc. *	786	13,763
Generac Holdings, Inc.	437	18,944
General Cable Corp.	378	11,915
Gibraltar Industries, Inc. *	269	4,143
Global Power Equipment Group, Inc.	165	2,983
GrafTech International Ltd. *	532	4,001
Graham Corp.	193	6,309
Granite Construction, Inc.	406	12,282
Great Lakes Dredge & Dock Corp.	907	6,975
Griffon Corp.	404	4,808
H&E Equipment Services, Inc.	411	9,387
HEICO Corp.	588	33,398
Hexcel Corp. *	13,580	478,152
Houston Wire & Cable Co.	288	4,271
Hurco Cos., Inc.	62	1,767
Hyster-Yale Materials Handling, Inc.	88	5,721
II-VI, Inc. *	798	14,109
Innovative Solutions & Support, Inc.	247	1,904
John Bean Technologies Corp.	331	7,848
Kadant, Inc.	176	5,762
Kaman Corp.	176	6,663
Kaydon Corp.	406	11,806
Kratos Defense & Security Solutions, Inc. *	818	5,513
L.B. Foster Co., Class A	39	1,813
Layne Christensen Co. *	382	7,403
Lennox International, Inc.	3,310	237,724
Lindsay Corp.	135	10,139
LSI Industries, Inc.	220	1,795
Lydall, Inc. *	323	5,026
MasTec, Inc. *	637	21,021
Meritor, Inc. *	629	5,114
Met-Pro Corp.	125	1,706
Michael Baker Corp.	63	2,545
Middleby Corp. *	214	38,293
Miller Industries, Inc.	263	4,363
Moog, Inc., Class A *	513	28,851
Mueller Industries, Inc.	31,166	1,710,702
Mueller Water Products, Inc., Class A	1,519	11,757
MYR Group, Inc. *	305	6,588
National Presto Industries, Inc.	23	1,705
NCI Building Systems, Inc. *	471	6,679
Nortek, Inc. *	45	3,038
Northwest Pipe Co. *	60	1,788
Omega Flex, Inc.	119	2,143
Orbital Sciences Corp. *	602	11,161
PGT, Inc. *	204	2,040
Pike Electric Corp.	141	1,722
PMFG, Inc. *	210	1,596
Polypore International, Inc. *	393	16,502
Powell Industries, Inc. *	43	2,116
Preformed Line Products Co.	25	1,824
Primoris Services Corp.	575	11,960
Proto Labs, Inc. *	102	6,902
Quanex Building Products Corp.	687	11,693
Raven Industries, Inc.	15,107	463,181
RBC Bearings, Inc. *	163	8,942
Rexnord Corp. *	277	5,255
Rush Enterprises, Inc., Class A *	275	6,853
Simpson Manufacturing Co., Inc.	565	18,656
Sparton Corp. *	100	1,777
Standex International Corp.	110	6,493
Sterling Construction Co., Inc. *	183	1,797
Sun Hydraulics Corp.	156	4,906
TAL International Group, Inc. *	205	8,251
Taser International, Inc. *	1,162	10,319
Teledyne Technologies, Inc. *	379	30,384
Tennant Co.	211	10,888
Textainer Group Holdings Ltd.	148	5,238
The Gorman-Rupp Co.	143	4,966
The Greenbrier Cos., Inc. *	274	6,266

 3

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Manitowoc Co., Inc.	13,000	266,890
Thermon Group Holdings, Inc. *	245	4,902
Titan International, Inc.	760	13,102
Titan Machinery, Inc. *	100	1,909
Trex Co., Inc. *	174	8,237
TriMas Corp. *	8,169	302,498
Triumph Group, Inc.	6,540	513,128
Tutor Perini Corp. *	625	12,363
Twin Disc, Inc.	334	8,343
United Rentals, Inc. *	7,440	426,461
Universal Forest Products, Inc.	133	5,486
USG Corp. *	864	21,712
Vicor Corp. *	299	2,479
Wabash National Corp. *	1,094	11,739
Watsco, Inc.	3,252	303,574
Watts Water Technologies, Inc., Class A	325	16,991
Westport Innovations, Inc. *	18,629	610,100
Woodward, Inc.	729	29,831
Xerium Technologies, Inc. *	350	4,333

		15,794,030

Commercial & Professional Supplies 5.0%
A.T. Cross Co., Class A *	102	1,897
ABM Industries, Inc.	333	8,625
Acacia Research Corp.	55,833	1,274,109
Acco Brands Corp. *	110,382	729,625
Acorn Energy, Inc.	192	1,667
Barrett Business Services, Inc.	154	10,820
Casella Waste Systems, Inc., Class A *	1,111	5,299
CBIZ, Inc. *	487	3,536
CDI Corp.	118	1,856
CECO Environmental Corp.	134	1,790
Compx International, Inc.	132	2,295
Consolidated Graphics, Inc. *	89	4,770
Courier Corp.	120	1,862
CRA International, Inc. *	91	1,742
Deluxe Corp.	586	24,032
EnerNOC, Inc. *	560	8,747
Ennis, Inc.	287	5,318
Exponent, Inc.	89	5,885
FTI Consulting, Inc. *	419	15,612
G&K Services, Inc., Class A	24,643	1,301,397
GP Strategies Corp. *	298	7,870
Healthcare Services Group, Inc.	719	17,695
Heidrick & Struggles International, Inc.	102	1,569
Heritage-Crystal Clean, Inc. *	114	1,772
Herman Miller, Inc.	593	16,669
HNI Corp.	475	18,102
Huron Consulting Group, Inc. *	369	18,797
ICF International, Inc. *	382	12,755
InnerWorkings, Inc. *	698	8,153
Insperity, Inc.	419	13,856
Interface, Inc.	681	12,932
Intersections, Inc.	341	3,301
Kelly Services, Inc., Class A	381	7,456
Kforce, Inc.	663	11,059
Kimball International, Inc., Class B	165	1,813
Knoll, Inc.	699	11,547
Korn/Ferry International *	566	11,054
McGrath RentCorp	152	5,204
Mine Safety Appliances Co.	375	19,924
Mistras Group, Inc. *	196	3,295
Mobile Mini, Inc. *	296	10,215
Multi-Color Corp.	58	2,007
National Technical Systems, Inc. *	242	3,860
Navigant Consulting, Inc. *	878	11,783
NL Industries, Inc.	152	1,686
On Assignment, Inc. *	13,895	424,214
Pendrell Corp. *	1,575	3,780
Quad Graphics, Inc.	332	9,309
Resources Connection, Inc.	434	5,772
Standard Parking Corp. *	35,780	823,656
Steelcase, Inc., Class A	743	11,323
Team, Inc. *	369	14,461
Tetra Tech, Inc. *	816	19,258
The Advisory Board Co. *	27,273	1,600,652
The Brink’s Co.	692	18,497
The Corporate Executive Board Co.	19,713	1,329,248
TMS International Corp., Class A	481	7,874
TRC Cos., Inc. *	251	2,083
TrueBlue, Inc. *	239	6,381
UniFirst Corp.	132	12,939
United Stationers, Inc.	35,032	1,449,975
Viad Corp.	380	9,139
VSE Corp.	41	1,774
WageWorks, Inc. *	101	3,411

		9,399,004

Consumer Durables & Apparel 4.4%
American Greetings Corp., Class A	130	2,475
Arctic Cat, Inc.	17,039	937,827
Bassett Furniture Industries, Inc.	108	1,720
Beazer Homes USA, Inc. *	98	1,685
Black Diamond, Inc. *	183	1,892
Blyth, Inc.	403	5,646
Brunswick Corp.	1,054	39,789
Callaway Golf Co.	1,416	10,167
Cavco Industries, Inc. *	34	1,863
Columbia Sportswear Co.	228	14,711
Crocs, Inc. *	945	12,918
CSS Industries, Inc.	196	5,219
Culp, Inc.	98	1,886
Ethan Allen Interiors, Inc.	459	13,940
Fifth & Pacific Cos., Inc. *	1,271	30,275
Flexsteel Industries, Inc.	70	1,742
G-III Apparel Group Ltd. *	61	3,139
Harman International Industries, Inc.	22,138	1,340,013
Helen of Troy Ltd. *	28,943	1,229,499
Hooker Furniture Corp.	107	1,799
Hovnanian Enterprises, Inc., Class A *	808	4,323
Iconix Brand Group, Inc. *	762	25,024
iRobot Corp. *	262	9,160
JAKKS Pacific, Inc.	714	4,291
Johnson Outdoors, Inc., Class A *	67	1,707
KB Home	991	17,590
La-Z-Boy, Inc.	318	6,592
LeapFrog Enterprises, Inc. *	1,107	12,753
Lifetime Brands, Inc.	127	1,902
M.D.C. Holdings, Inc.	36,677	1,160,460

4

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
M/I Homes, Inc. *	9,318	198,101
Maidenform Brands, Inc. *	486	11,353
Marine Products Corp.	229	2,070
Meritage Homes Corp. *	482	21,815
Movado Group, Inc.	234	8,536
NACCO Industries, Inc., Class A	44	2,699
Nautilus, Inc. *	206	1,809
Oxford Industries, Inc.	234	15,835
Perry Ellis International, Inc.	402	8,080
Quiksilver, Inc. *	989	6,250
R. G. Barry Corp.	108	1,872
Skechers U.S.A., Inc., Class A *	433	11,812
Skullcandy, Inc. *	1,083	5,978
Smith & Wesson Holding Corp. *	945	11,189
Standard Pacific Corp. *	1,287	10,528
Steinway Musical Instruments, Inc. *	118	4,289
Steven Madden Ltd. *	473	24,322
Sturm, Ruger & Co., Inc.	143	7,274
Tempur-Pedic International, Inc. *	33,616	1,332,874
The Jones Group, Inc.	796	13,070
The Ryland Group, Inc.	543	21,959
Tri Pointe Homes, Inc.	42,820	646,154
Tumi Holdings, Inc. *	19,350	462,852
UCP Inc *	22,970	326,174
Vera Bradley, Inc. *	351	8,508
Wolverine World Wide, Inc.	530	30,480
Zagg, Inc. *	972	4,403

		8,102,293

Consumer Services 4.1%
AFC Enterprises, Inc. *	295	10,856
American Public Education, Inc. *	186	7,349
Ameristar Casinos, Inc.	106	2,806
Ascent Capital Group, Inc., Class A *	89	6,916
Biglari Holdings, Inc. *	11	4,582
BJ’s Restaurants, Inc. *	26,138	931,558
Bloomin’ Brands, Inc. *	399	9,416
Bob Evans Farms, Inc.	412	20,938
Boyd Gaming Corp. *	838	11,154
Bravo Brio Restaurant Group, Inc. *	556	9,085
Bridgepoint Education, Inc. *	169	2,724
Buffalo Wild Wings, Inc. *	215	22,270
Caesars Entertainment Corp. *	198	3,180
Capella Education Co. *	123	6,028
CEC Entertainment, Inc.	28,432	1,182,487
Choice Hotels International, Inc.	6,500	270,205
Churchill Downs, Inc.	120	9,745
Chuy’s Holdings, Inc. *	43	1,517
Corinthian Colleges, Inc. *	1,452	3,252
Cracker Barrel Old Country Store, Inc.	211	20,657
Denny’s Corp. *	1,027	5,844
DineEquity, Inc.	126	8,778
Diversified Restaurant Holdings, Inc. *	206	1,469
Einstein Noah Restaurant Group, Inc.	121	1,964
Fiesta Restaurant Group, Inc. *	49	1,546
Grand Canyon Education, Inc. *	38,903	1,315,699
Hillenbrand, Inc.	654	16,213
Ignite Restaurant Group, Inc. *	89	1,425
International Speedway Corp., Class A	319	10,798
Interval Leisure Group, Inc.	313	6,733
ITT Educational Services, Inc. *	70	1,836
Jack in the Box, Inc. *	473	18,963
Jamba, Inc. *	114	1,668
JTH Holding, Inc., Class A *	105	1,831
K12, Inc. *	484	15,052
Krispy Kreme Doughnuts, Inc. *	736	15,471
LIFE TIME FITNESS, Inc. *	423	22,542
LifeLock, Inc. *	33,315	378,792
Lincoln Educational Services Corp.	751	4,709
Luby’s, Inc. *	205	1,648
Mac-Gray Corp.	119	1,749
Marcus Corp.	479	6,203
Marriott Vacations Worldwide Corp. *	253	11,132
Matthews International Corp., Class A	25,910	1,002,199
Multimedia Games Holding Co., Inc. *	310	10,847
Nathan’s Famous, Inc. *	33	1,890
Orient-Express Hotels Ltd., Class A *	1,121	14,024
Outerwall, Inc. *	264	14,586
Papa John’s International, Inc. *	216	14,442
Pinnacle Entertainment, Inc. *	404	8,585
Red Robin Gourmet Burgers, Inc. *	17,082	971,624
Regis Corp.	569	9,884
Ruby Tuesday, Inc. *	766	5,607
Ruth’s Hospitality Group, Inc.	699	8,360
Scientific Games Corp., Class A *	564	7,687
SHFL Entertainment, Inc. *	798	18,154
Sonic Corp. *	749	11,512
Sotheby’s	559	25,155
Speedway Motorsports, Inc.	96	1,773
Steiner Leisure Ltd. *	92	5,330
Stewart Enterprises, Inc., Class A	836	10,985
Strayer Education, Inc.	108	4,780
Texas Roadhouse, Inc.	40,578	991,726
The Cheesecake Factory, Inc.	481	20,414
Universal Technical Institute, Inc.	534	6,248
Vail Resorts, Inc.	346	23,175
WMS Industries, Inc. *	326	8,395

		7,586,172

Diversified Financials 5.6%
American Capital Ltd. *	112,530	1,537,160
Apollo Investment Corp.	2,835	23,049
Arlington Asset Investment Corp., Class A	355	8,974
BGC Partners, Inc., Class A	949	5,960
BlackRock Kelso Capital Corp.	209	2,113
Calamos Asset Management, Inc., Class A	689	7,338
California First National Bancorp	102	1,764
Capital Southwest Corp.	12	1,740
Cash America International, Inc.	385	16,170
Cohen & Steers, Inc.	135	4,640
Credit Acceptance Corp. *	80	8,999
DFC Global Corp. *	729	11,292
Diamond Hill Investment Group	21	2,174
Encore Capital Group, Inc. *	184	7,150
Evercore Partners, Inc., Class A	390	18,494
Ezcorp, Inc., Class A *	574	10,378
FBR & Co. *	184	5,279
Fidus Investment Corp.	94	1,827
Fifth Street Finance Corp.	1,407	15,252

 5

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Financial Engines, Inc.	590	28,167
First Cash Financial Services, Inc. *	26,963	1,439,824
FXCM, Inc., Class A	728	12,012
GAMCO Investors, Inc., Class A	30	1,692
Garrison Capital, Inc.	113	1,684
GFI Group, Inc.	943	3,772
Gladstone Capital Corp.	406	3,500
Gladstone Investment Corp.	774	5,557
Golub Capital BDC, Inc.	96	1,745
Green Dot Corp., Class A *	498	11,593
Greenhill & Co., Inc.	13,040	656,434
GSV Capital Corp. *	762	7,049
Hannon Armstrong Sustainable Infrastructure Capital, Inc. *	148	1,757
Hercules Technology Growth Capital, Inc.	939	13,090
HFF, Inc., Class A	301	6,321
Horizon Technology Finance Corp.	383	5,358
ICG Group, Inc. *	68,930	836,121
INTL FCStone, Inc. *	177	3,276
Investment Technology Group, Inc. *	120	1,705
Janus Capital Group, Inc.	1,002	9,389
JMP Group, Inc.	247	1,754
KCAP Financial, Inc.	861	9,015
KCG Holdings, Inc., Class A *	700	6,454
Main Street Capital Corp.	246	7,510
Manning & Napier, Inc.	477	8,562
MarketAxess Holdings, Inc.	468	24,196
Marlin Business Services Corp.	80	1,830
MCG Capital Corp.	1,905	10,458
Medallion Financial Corp.	469	7,077
Medley Capital Corp.	614	8,964
MVC Capital, Inc.	721	9,171
Nelnet, Inc., Class A	172	6,687
New Mountain Finance Corp.	97	1,407
NewStar Financial, Inc. *	128	1,971
Nicholas Financial, Inc.	110	1,713
PennantPark Floating Rate Capital Ltd.	118	1,659
PennantPark Investment Corp.	634	7,386
PHH Corp. *	497	11,262
PICO Holdings, Inc. *	61,629	1,349,059
Piper Jaffray Cos., Inc. *	312	10,468
Portfolio Recovery Associates, Inc. *	8,796	1,313,331
Prospect Capital Corp.	2,314	25,338
Regional Management Corp. *	66	2,040
Resource America, Inc., Class A	210	1,743
Safeguard Scientifics, Inc. *	42,371	633,446
Solar Capital Ltd.	212	4,670
Solar Senior Capital Ltd.	404	7,652
Stellus Capital Investment Corp.	109	1,651
Stifel Financial Corp. *	26,973	1,015,533
TCP Capital Corp.	350	5,562
THL Credit, Inc.	100	1,558
TICC Capital Corp.	100	1,004
Triangle Capital Corp.	472	13,707
Virtus Investment Partners, Inc. *	53	9,884
Waddell & Reed Financial, Inc., Class A	21,243	1,084,668
Walter Investment Management Corp. *	369	14,683
WhiteHorse Finance, Inc.	111	1,759
WisdomTree Investments, Inc. *	617	7,990
World Acceptance Corp. *	106	8,828

		10,381,449

Energy 7.0%
Adams Resources & Energy, Inc.	26	1,739
Alon USA Energy, Inc.	425	5,806
Alpha Natural Resources, Inc. *	1,374	7,475
Amyris, Inc. *	611	1,680
Apco Oil & Gas International, Inc. *	55	938
Approach Resources, Inc. *	49,410	1,308,871
Arch Coal, Inc.	2,625	10,237
Basic Energy Services, Inc. *	520	5,949
Bellatrix Exploration Ltd.	145,930	951,464
Berry Petroleum Co., Class A	500	20,275
Bill Barrett Corp. *	503	11,277
Bolt Technology Corp.	101	1,831
Bonanza Creek Energy, Inc. *	166	6,763
BPZ Resources, Inc. *	1,313	3,164
Bristow Group, Inc.	4,945	336,309
C&J Energy Services, Inc. *	525	10,159
Cal Dive International, Inc. *	845	1,656
Callon Petroleum Co. *	775	3,100
CARBO Ceramics, Inc.	138	12,125
Carrizo Oil & Gas, Inc. *	30,365	961,660
Clayton Williams Energy, Inc. *	52	2,960
Clean Energy Fuels Corp. *	957	12,355
Cloud Peak Energy, Inc. *	38,674	619,944
Comstock Resources, Inc.	678	11,370
Contango Oil & Gas Co.	98	3,789
Crosstex Energy, Inc.	733	14,726
Delek US Holdings, Inc.	226	6,837
Diamondback Energy, Inc. *	16,251	620,463
Emerald Oil, Inc. *	249	1,793
Endeavour International Corp. *	1,303	5,551
Energy XXI (Bermuda) Ltd.	915	24,568
EPL Oil & Gas, Inc. *	389	12,510
Era Group, Inc. *	22,290	543,653
Evolution Petroleum Corp. *	368	4,552
EXCO Resources, Inc.	744	6,450
Exterran Holdings, Inc. *	688	21,844
Forest Oil Corp. *	1,042	5,335
Forum Energy Technologies, Inc. *	320	9,242
Frontline Ltd. *	849	2,224
FX Energy, Inc. *	1,211	4,432
Gastar Exploration Ltd. *	637	2,102
Geospace Technologies Corp. *	127	9,450
Global Geophysical Services, Inc. *	365	1,602
Goodrich Petroleum Corp. *	399	7,589
Green Plains Renewable Energy, Inc. *	321	5,316
Gulf Island Fabrication, Inc.	137	3,388
GulfMark Offshore, Inc., Class A	323	15,908
Halcon Resources Corp. *	31,375	171,935
Hallador Energy Co.	205	1,615
Helix Energy Solutions Group, Inc. *	959	24,330
Hercules Offshore, Inc. *	1,421	9,805
Hornbeck Offshore Services, Inc. *	476	25,204
ION Geophysical Corp. *	1,487	9,145
Isramco, Inc. *	19	2,091
Key Energy Services, Inc. *	1,733	10,987

6

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KiOR, Inc., Class A *	377	1,813
Knightsbridge Tankers Ltd.	271	2,076
Kodiak Oil & Gas Corp. *	2,969	28,829
L&L Energy, Inc. *	470	1,471
Magnum Hunter Resources Corp. *	1,297	4,968
Matador Resources Co. *	139	1,821
Matrix Service Co. *	288	4,565
Midstates Petroleum Co., Inc. *	288	1,728
Miller Energy Resources, Inc. *	401	2,001
Mitcham Industries, Inc. *	316	5,350
Natural Gas Services Group, Inc. *	273	6,648
Newpark Resources, Inc. *	1,132	12,950
Nordic American Tankers Ltd.	851	8,067
Northern Oil & Gas, Inc. *	674	8,904
Nuverra Environmental Solutions, Inc. *	1,174	3,463
Panhandle Oil & Gas, Inc., Class A	56	1,667
Parker Drilling Co. *	1,022	6,204
PDC Energy, Inc. *	405	22,336
Penn Virginia Corp. *	166,653	839,931
PetroQuest Energy, Inc. *	764	3,438
PHI, Inc. - Non Voting Shares *	154	5,421
Pioneer Energy Services Corp. *	762	5,166
Precision Drilling Corp.	72,491	739,408
Quicksilver Resources, Inc. *	828	1,201
Renewable Energy Group, Inc. *	128	1,994
Rentech, Inc.	2,658	5,688
Resolute Energy Corp. *	676	5,658
Rex Energy Corp. *	550	10,554
RigNet, Inc. *	67	1,829
Rosetta Resources, Inc. *	594	27,092
Sanchez Energy Corp. *	73	1,726
Scorpio Tankers, Inc.	131,347	1,306,903
SEACOR Holdings, Inc.	21,521	1,884,379
SemGroup Corp., Class A	525	29,631
Ship Finance International Ltd.	846	13,612
Solazyme, Inc. *	249	2,806
Stone Energy Corp. *	422	10,280
Swift Energy Co. *	615	7,835
Synergy Resources Corp. *	226	1,752
T.G.C. Industries, Inc.	742	6,656
Targa Resources Corp.	315	21,474
Teekay Tankers Ltd., Class A	1,281	3,612
Tesco Corp. *	617	8,169
TETRA Technologies, Inc. *	1,052	10,646
Triangle Petroleum Corp. *	1,061	7,533
Unit Corp. *	46,171	2,081,389
Uranium Energy Corp. *	1,212	2,800
VAALCO Energy, Inc. *	727	4,507
W&T Offshore, Inc.	463	7,542
Warren Resources, Inc. *	1,494	4,288
Western Refining, Inc.	553	16,662
Westmoreland Coal Co. *	151	1,928
Willbros Group, Inc. *	458	3,288

		13,109,202

Food & Staples Retailing 1.5%
Arden Group, Inc., Class A	15	1,950
Casey’s General Stores, Inc.	13,930	922,584
Harris Teeter Supermarkets, Inc.	431	21,196
Ingles Markets, Inc., Class A	68	1,935
Nash Finch Co.	140	3,283
PriceSmart, Inc.	184	16,749
Rite Aid Corp. *	6,692	20,076
Spartan Stores, Inc.	274	5,390
SUPERVALU, Inc. *	1,788	14,322
Susser Holdings Corp. *	215	11,120
The Andersons, Inc.	205	12,161
The Chefs’ Warehouse, Inc. *	99	1,985
The Fresh Market, Inc. *	5,980	315,624
The Pantry, Inc. *	590	7,345
United Natural Foods, Inc. *	24,715	1,448,299
Village Super Market, Inc., Class A	208	7,665
Weis Markets, Inc.	99	4,972

		2,816,656

Food, Beverage & Tobacco 2.8%
Alico, Inc.	40	1,833
Annie’s, Inc. *	138	5,701
B&G Foods, Inc.	714	24,876
Boulder Brands, Inc. *	689	8,895
Cal-Maine Foods, Inc.	152	7,703
Calavo Growers, Inc.	64	1,738
Chiquita Brands International, Inc. *	516	6,233
Coca-Cola Bottling Co. Consolidated	28	1,788
Cott Corp.	119,731	1,002,148
Craft Brew Alliance, Inc. *	211	1,899
Darling International, Inc. *	1,400	28,420
Diamond Foods, Inc. *	85	1,733
Dole Food Co., Inc. *	553	7,134
Farmer Brothers Co. *	120	1,912
Fresh Del Monte Produce, Inc.	372	10,449
Griffin Land & Nurseries, Inc.	62	1,973
Inventure Foods, Inc. *	208	1,845
J&J Snack Foods Corp.	97	7,729
John B. Sanfilippo & Son, Inc.	86	1,856
Lancaster Colony Corp.	202	16,772
Lifeway Foods, Inc.	98	1,733
Limoneira Co.	88	1,975
National Beverage Corp.	228	4,054
Pilgrim’s Pride Corp. *	845	14,044
Post Holdings, Inc. *	11,850	549,721
Sanderson Farms, Inc.	19,020	1,343,573
Seaboard Corp.	2	5,640
Seneca Foods Corp., Class A *	55	1,933
Snyders-Lance, Inc.	528	16,711
The Boston Beer Co., Inc., Class A *	115	20,583
The Hain Celestial Group, Inc. *	5,952	434,258
Tootsie Roll Industries, Inc.	28,253	956,647
TreeHouse Foods, Inc. *	9,583	680,297
Universal Corp.	260	15,938
Vector Group Ltd.	456	7,592

		5,197,336

Health Care Equipment & Services 8.4%
Abaxis, Inc.	283	11,914
ABIOMED, Inc. *	10,597	265,773
Acadia Healthcare Co., Inc. *	11,858	437,204
Accretive Health, Inc. *	781	7,794
Accuray, Inc. *	991	6,154
Air Methods Corp.	408	13,705

 7

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Align Technology, Inc. *	641	27,589
Alliance HealthCare Services, Inc. *	105	2,047
Allscripts Healthcare Solutions, Inc. *	48,100	760,461
Almost Family, Inc.	319	6,102
Amedisys, Inc. *	709	8,870
AMN Healthcare Services, Inc. *	256	3,784
AmSurg Corp. *	31,266	1,222,813
Analogic Corp.	16,138	1,152,092
AngioDynamics, Inc. *	540	6,453
Anika Therapeutics, Inc. *	101	2,031
Antares Pharma, Inc. *	750	3,315
ArthroCare Corp. *	284	10,298
athenahealth, Inc. *	8,605	963,330
AtriCure, Inc. *	446	4,308
Atrion Corp.	18	4,341
Bio-Reference Laboratories, Inc. *	408	10,914
Biolase, Inc. *	77,360	282,364
BioScrip, Inc. *	14,331	232,879
Biotelemetry, Inc.	6,540	49,442
Cantel Medical Corp.	294	7,803
Capital Senior Living Corp. *	175	4,032
Cardiovascular Systems, Inc. *	81	1,668
Centene Corp. *	7,897	438,047
Cerus Corp. *	389	2,178
Chemed Corp.	213	15,036
Chindex International, Inc. *	105	1,798
Computer Programs & Systems, Inc.	209	11,650
CONMED Corp.	284	9,315
CorVel Corp. *	20,258	686,544
Cross Country Healthcare, Inc. *	331	1,867
CryoLife, Inc.	266	1,883
Cutera, Inc. *	190	1,814
Cyberonics, Inc. *	319	16,585
Cynosure, Inc., Class A *	56	1,595
Derma Sciences, Inc. *	127	1,805
DexCom, Inc. *	71,999	1,568,138
Emeritus Corp. *	13,038	302,351
Endologix, Inc. *	22,528	352,113
Exactech, Inc. *	178	3,843
ExamWorks Group, Inc. *	297	7,211
Five Star Quality Care, Inc. *	326	1,930
Gentiva Health Services, Inc. *	688	7,389
Globus Medical, Inc., Class A *	261	4,374
Greatbatch, Inc. *	288	10,886
Greenway Medical Technologies *	143	1,655
Haemonetics Corp. *	3,593	151,696
Hanger, Inc. *	430	15,876
HealthSouth Corp. *	7,356	239,511
HealthStream, Inc. *	236	7,434
Healthways, Inc. *	24,970	428,485
HeartWare International, Inc. *	144	13,308
HMS Holdings Corp. *	45,100	1,090,969
ICU Medical, Inc. *	14,742	1,056,854
Insulet Corp. *	10,893	347,378
Integra LifeSciences Holdings Corp. *	303	11,935
Invacare Corp.	13	203
IPC The Hospitalist Co., Inc. *	160	8,059
Kindred Healthcare, Inc. *	501	7,695
Landauer, Inc.	74	3,646
LHC Group, Inc. *	329	7,547
Magellan Health Services, Inc. *	249	14,230
MAKO Surgical Corp. *	590	8,284
Masimo Corp.	717	16,699
MedAssets, Inc. *	683	14,869
Medical Action Industries, Inc. *	227	2,086
Medidata Solutions, Inc. *	315	29,147
MEDNAX, Inc. *	4,020	391,628
Merge Healthcare, Inc. *	1,173	5,314
Meridian Bioscience, Inc.	152	3,759
Merit Medical Systems, Inc. *	791	10,394
Molina Healthcare, Inc. *	175	6,496
MWI Veterinary Supply, Inc. *	129	18,340
National Healthcare Corp.	93	4,467
National Research Corp., Class A *	104	1,870
Natus Medical, Inc. *	707	9,043
Neogen Corp. *	172	9,715
NuVasive, Inc. *	555	12,665
NxStage Medical, Inc. *	18,658	241,808
Omnicell, Inc. *	424	8,946
OraSure Technologies, Inc. *	921	4,080
Orthofix International N.V. *	107	2,430
Owens & Minor, Inc.	485	17,441
PharMerica Corp. *	487	7,130
Quality Systems, Inc.	584	13,356
Quidel Corp. *	77	2,061
Rochester Medical Corp. *	118	1,744
Rockwell Medical, Inc. *	418	2,111
Select Medical Holdings Corp.	656	5,884
Skilled Healthcare Group, Inc., Class A *	239	1,558
Spectranetics Corp. *	680	12,254
STAAR Surgical Co. *	395	4,151
STERIS Corp.	17,173	773,128
SurModics, Inc. *	218	4,412
Symmetry Medical, Inc. *	235	2,047
Team Health Holdings, Inc. *	663	26,666
TearLab Corp. *	25,226	356,948
Teleflex, Inc.	10,891	865,072
The Ensign Group, Inc.	165	6,310
The Providence Service Corp. *	286	7,885
Thoratec Corp. *	10,406	341,213
Tornier N.V. *	101	1,656
Triple-S Management Corp., Class B *	424	9,226
Unilife Corp. *	555	1,565
Universal American Corp.	375	4,065
USMD Holdings, Inc. *	44	1,355
Utah Medical Products, Inc.	34	1,898
Vanguard Health Systems, Inc. *	86	1,798
Vascular Solutions, Inc. *	395	6,383
Vocera Communications, Inc. *	111	1,607
Volcano Corp. *	804	16,056
WellCare Health Plans, Inc. *	451	27,525
West Pharmaceutical Services, Inc.	305	22,497
Wright Medical Group, Inc. *	480	13,162

		15,726,517

Household & Personal Products 0.0%
Central Garden & Pet Co., Class A *	440	3,318
Elizabeth Arden, Inc. *	249	10,224
Medifast, Inc. *	317	8,667
Nature’s Sunshine Products, Inc.	105	1,911
Nutraceutical International Corp.	84	1,866
Oil-Dri Corp. of America	61	1,943

8

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Orchids Paper Products Co.	165	4,475
Prestige Brands Holdings, Inc. *	576	19,532
Spectrum Brands Holdings, Inc.	227	12,807
Star Scientific, Inc. *	1,181	2,173
Synutra International, Inc. *	329	1,622
USANA Health Sciences, Inc. *	63	5,205
WD-40 Co.	99	5,694

		79,437

Insurance 2.0%
Ambac Financial Group, Inc. *	250	6,260
American Equity Investment Life Holding Co.	761	13,850
American Safety Insurance Holdings Ltd. *	58	1,738
AMERISAFE, Inc.	15,581	556,709
AmTrust Financial Services, Inc.	333	13,863
Argo Group International Holdings Ltd.	169	7,546
Assured Guaranty Ltd.	26,500	573,460
Baldwin & Lyons, Inc., Class B	70	1,870
Citizens, Inc. *	419	2,992
CNO Financial Group, Inc.	2,510	35,843
Donegal Group, Inc., Class A	120	1,650
Eastern Insurance Holdings, Inc.	90	1,758
eHealth, Inc. *	437	13,433
EMC Insurance Group, Inc.	64	1,856
Employers Holdings, Inc.	543	14,275
Enstar Group Ltd. *	83	11,925
FBL Financial Group, Inc., Class A	152	6,723
First American Financial Corp.	1,039	23,616
Fortegra Financial Corp. *	262	1,769
Global Indemnity plc *	72	1,871
Greenlight Capital Re Ltd., Class A *	251	6,636
Hallmark Financial Services, Inc. *	183	1,788
HCI Group, Inc.	209	7,629
Hilltop Holdings, Inc. *	738	12,568
Horace Mann Educators Corp.	497	14,085
Independence Holding Co.	146	2,048
Infinity Property & Casualty Corp.	74	4,811
Investors Title Co.	24	1,790
Kansas City Life Insurance Co.	45	1,980
Maiden Holdings Ltd.	628	7,636
Meadowbrook Insurance Group, Inc.	979	7,431
Montpelier Re Holdings Ltd.	694	18,745
National Interstate Corp.	57	1,553
National Western Life Insurance Co., Class A	9	1,926
OneBeacon Insurance Group Ltd., Class A	638	9,251
Platinum Underwriters Holdings Ltd.	10,824	628,766
Primerica, Inc.	25,930	1,064,167
RLI Corp.	269	22,203
Safety Insurance Group, Inc.	100	5,377
Selective Insurance Group, Inc.	614	15,012
State Auto Financial Corp.	93	1,888
Stewart Information Services Corp.	419	12,960
Symetra Financial Corp.	602	10,824
The Hanover Insurance Group, Inc.	11,782	634,225
The Navigators Group, Inc. *	89	5,158
Tower Group International Ltd.	499	10,913
United Fire Group, Inc.	216	5,618

		3,809,995

Materials 3.5%
A. Schulman, Inc.	317	8,496
A.M. Castle & Co. *	183	3,115
AK Steel Holding Corp. *	2,009	6,831
Allied Nevada Gold Corp. *	271	1,808
AMCOL International Corp.	426	14,944
American Pacific Corp. *	60	2,182
American Vanguard Corp.	404	9,975
AptarGroup, Inc.	15,200	887,528
Arabian American Development Co. *	682	6,097
Axiall Corp.	733	32,311
Balchem Corp.	442	21,994
Berry Plastics Group, Inc. *	369	8,509
Boise, Inc.	1,320	12,012
Buckeye Technologies, Inc.	237	8,821
Calgon Carbon Corp. *	747	13,394
Century Aluminum Co. *	969	8,130
Chase Corp.	76	2,109
Chemtura Corp. *	913	20,415
Clearwater Paper Corp. *	251	12,279
Coeur Mining, Inc. *	1,436	19,257
Commercial Metals Co.	929	14,390
Deltic Timber Corp.	11,866	715,876
Ferro Corp. *	47,873	312,611
Flotek Industries, Inc. *	561	10,984
FutureFuel Corp.	348	5,495
General Moly, Inc. *	1,289	2,423
Globe Specialty Metals, Inc.	678	8,089
Gold Resource Corp.	374	2,970
Graphic Packaging Holding Co. *	1,752	15,067
Greif, Inc., Class A	10,300	569,796
H.B. Fuller Co.	575	23,086
Handy & Harman Ltd. *	99	1,936
Hawkins, Inc.	42	1,627
Haynes International, Inc.	111	5,339
Headwaters, Inc. *	395	3,725
Hecla Mining Co.	2,963	9,570
Horsehead Holding Corp. *	490	6,002
Innophos Holdings, Inc.	339	16,896
Innospec, Inc.	18,759	805,136
Intrepid Potash, Inc.	309	3,949
Kaiser Aluminum Corp.	195	12,724
KapStone Paper & Packaging Corp.	500	22,025
KMG Chemicals, Inc.	78	1,761
Koppers Holdings, Inc.	14,048	542,955
Kraton Performance Polymers, Inc. *	526	10,678
Landec Corp. *	585	8,828
Louisiana-Pacific Corp. *	1,702	27,675
LSB Industries, Inc. *	24,505	805,724
Materion Corp.	153	4,611
Minerals Technologies, Inc.	298	13,708
Molycorp, Inc. *	312	2,328
Myers Industries, Inc.	598	11,643
Neenah Paper, Inc.	178	7,043
Noranda Aluminum Holding Corp.	508	1,580
Olin Corp.	580	14,152
OM Group, Inc. *	319	9,848
P.H. Glatfelter Co.	627	16,597

 9

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Penford Corp. *	125	1,855
PolyOne Corp.	1,067	30,847
Quaker Chemical Corp.	100	6,597
Resolute Forest Products *	773	11,796
RTI International Metals, Inc. *	324	9,931
Schnitzer Steel Industries, Inc., Class A	373	9,571
Schweitzer-Mauduit International, Inc.	284	15,376
Sensient Technologies Corp.	14,443	635,636
Stepan Co.	149	8,919
Stillwater Mining Co. *	1,215	14,701
SunCoke Energy, Inc. *	1,128	17,822
Texas Industries, Inc. *	321	19,947
Tredegar Corp.	361	10,834
UFP Technologies, Inc. *	86	1,829
United States Lime & Minerals, Inc. *	34	2,028
Universal Stainless & Alloy Products, Inc. *	115	2,967
US Concrete, Inc. *	109	1,870
US Silica Holdings, Inc.	85	2,057
Walter Energy, Inc.	165	1,846
Wausau Paper Corp.	522	5,946
Worthington Industries, Inc.	573	20,496
Zep, Inc.	45,806	599,142
Zoltek Cos., Inc. *	696	9,695

		6,590,762

Media 1.8%
Arbitron, Inc.	16,844	774,150
Belo Corp., Class A	789	11,251
Carmike Cinemas, Inc. *	244	4,470
Central European Media Enterprises Ltd., Class A *	775	2,604
Crown Media Holdings, Inc., Class A *	678	2,014
Daily Journal Corp. *	16	2,138
Digital Generation, Inc. *	697	5,402
Entercom Communications Corp., Class A *	797	7,819
Entravision Communications Corp., Class A	301	1,713
Fisher Communications, Inc.	222	9,095
Global Sources Ltd. *	270	1,955
Gray Television, Inc. *	475	3,710
Harte-Hanks, Inc.	611	5,841
Hemisphere Media Group, Inc. *	122	1,679
Journal Communications, Inc., Class A *	904	8,281
Live Nation Entertainment, Inc. *	1,366	22,375
Loral Space & Communications, Inc.	67	4,187
Meredith Corp.	416	19,768
Morningstar, Inc.	15,888	1,210,983
National CineMedia, Inc.	417	7,552
Nexstar Broadcasting Group, Inc., Class A	390	14,056
ReachLocal, Inc. *	133	1,717
Reading International, Inc., Class A *	278	1,726
Rentrak Corp. *	82	1,761
Saga Communications, Inc., Class A	90	4,666
Scholastic Corp.	454	13,847
Sinclair Broadcast Group, Inc., Class A	16,129	454,999
The E.W. Scripps Co., Class A *	48,802	810,601
The New York Times Co., Class A *	1,084	13,203
Valassis Communications, Inc.	476	13,628
World Wrestling Entertainment, Inc., Class A	170	1,809

		3,439,000

Pharmaceuticals, Biotechnology & Life Sciences 4.3%
Acadia Pharmaceuticals, Inc. *	448	8,826
AcelRx Pharmaceuticals, Inc. *	200	2,330
Achillion Pharmaceuticals, Inc. *	1,151	8,218
Acorda Therapeutics, Inc. *	454	17,238
Aegerion Pharmaceuticals, Inc. *	290	26,561
Affymetrix, Inc. *	895	3,401
Akorn, Inc. *	28,192	400,044
Albany Molecular Research, Inc. *	150	1,907
Alnylam Pharmaceuticals, Inc. *	748	34,535
AMAG Pharmaceuticals, Inc. *	395	8,888
Ampio Pharmaceuticals, Inc. *	296	1,646
Anacor Pharmaceuticals, Inc. *	306	2,341
Arena Pharmaceuticals, Inc. *	3,046	21,170
ArQule, Inc. *	769	2,053
Array BioPharma, Inc. *	758	5,048
Astex Pharmaceuticals *	493	2,578
Auxilium Pharmaceuticals, Inc. *	522	9,584
AVANIR Pharmaceuticals, Inc., Class A *	1,614	7,602
AVEO Pharmaceuticals, Inc. *	805	1,932
BioDelivery Sciences International, Inc. *	653	2,821
Biotime, Inc. *	427	1,678
Bruker Corp. *	35,561	637,253
Cadence Pharmaceuticals, Inc. *	1,048	7,829
Cambrex Corp. *	360	5,274
Celldex Therapeutics, Inc. *	711	14,561
Cepheid, Inc. *	30,610	1,067,371
Charles River Laboratories International, Inc. *	33,300	1,516,482
Chelsea Therapeutics International Ltd. *	790	2,338
ChemoCentryx, Inc. *	121	1,692
Chimerix, Inc. *	76	1,728
Clovis Oncology, Inc. *	63	4,906
Cornerstone Therapeutics, Inc. *	192	1,713
Coronado Biosciences, Inc. *	709	5,551
Curis, Inc. *	2,066	8,574
Cytokinetics, Inc. *	140	1,742
Dendreon Corp. *	2,516	11,548
DepoMed, Inc. *	1,372	8,945
Durata Therapeutics, Inc. *	244	2,113
Dyax Corp. *	518	2,088
Dynavax Technologies Corp. *	2,128	2,830
Emergent Biosolutions, Inc. *	323	5,714
Enanta Pharmaceuticals, Inc. *	93	1,706
Endocyte, Inc. *	330	5,930
Enzon Pharmaceuticals, Inc.	1,693	3,386
Epizyme, Inc. *	62	2,238
Exact Sciences Corp. *	804	11,031
Exelixis, Inc. *	1,072	5,435
Fibrocell Science, Inc. *	274	1,365
Fluidigm Corp. *	308	5,470

10

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Furiex Pharmaceuticals, Inc. *	49	2,156
Galena Biopharma, Inc. *	839	1,636
Genomic Health, Inc. *	321	11,440
GTx, Inc. *	259	1,241
Halozyme Therapeutics, Inc. *	1,180	10,042
Harvard Bioscience, Inc. *	284	1,519
Hi-Tech Pharmacal Co., Inc.	157	5,643
Horizon Pharma, Inc. *	684	1,724
Hyperion Therapeutics, Inc. *	76	1,904
ICON plc *	37,450	1,468,789
Idenix Pharmaceuticals, Inc. *	816	3,207
ImmunoGen, Inc. *	1,054	20,079
Immunomedics, Inc. *	1,236	7,033
Impax Laboratories, Inc. *	414	8,586
Infinity Pharmaceuticals, Inc. *	426	9,023
Insmed, Inc. *	148	1,644
Intercept Pharmaceuticals, Inc. *	43	2,013
InterMune, Inc. *	1,022	15,851
Ironwood Pharmaceuticals, Inc. *	1,036	12,681
Isis Pharmaceuticals, Inc. *	1,187	34,245
Jazz Pharmaceuticals plc *	8,350	630,508
KaloBios Pharmaceuticals, Inc. *	334	2,011
Keryx Biopharmaceuticals, Inc. *	980	8,918
KYTHERA Biopharmaceuticals, Inc. *	64	1,764
Lexicon Pharmaceuticals, Inc. *	596	1,478
Ligand Pharmaceuticals, Inc., Class B *	47	2,227
Luminex Corp. *	628	12,503
MannKind Corp. *	1,746	13,479
Merrimack Pharmaceuticals, Inc. *	281	1,343
MiMedx Group, Inc. *	226	1,415
Momenta Pharmaceuticals, Inc. *	705	12,168
Nanosphere, Inc. *	501	1,583
Nektar Therapeutics *	1,261	14,136
Neurocrine Biosciences, Inc. *	1,108	15,501
NewLink Genetics Corp. *	75	1,347
Novavax, Inc. *	845	2,273
NPS Pharmaceuticals, Inc. *	1,172	21,108
Omeros Corp. *	332	1,783
OncoGenex Pharmaceutical, Inc. *	177	1,729
Opko Health, Inc. *	1,079	8,039
Optimer Pharmaceuticals, Inc. *	866	10,834
Orexigen Therapeutics, Inc. *	283	2,151
Osiris Therapeutics, Inc. *	165	1,889
OvaScience, Inc. *	118	1,497
Pacific Biosciences of California, Inc. *	687	1,779
Pacira Pharmaceuticals, Inc. *	9,985	338,791
PAREXEL International Corp. *	10,126	500,731
PDL Biopharma, Inc.	1,198	9,728
Portola Pharmaceuticals, Inc. *	79	1,815
Pozen, Inc. *	383	2,202
Progenics Pharmaceuticals, Inc. *	448	2,684
Prothena Corp. plc *	144	2,501
Puma Biotechnology, Inc. *	108	5,520
Questcor Pharmaceuticals, Inc.	560	37,419
Raptor Pharmaceutical Corp. *	744	7,418
Receptos, Inc. *	89	1,770
Repligen Corp. *	220	2,237
Repros Therapeutics, Inc. *	264	5,446
Rigel Pharmaceuticals, Inc. *	997	3,799
Sagent Pharmaceuticals, Inc. *	206	4,476
Salix Pharmaceuticals Ltd. *	4,950	365,805
Sangamo BioSciences, Inc. *	538	5,246
Santarus, Inc. *	664	16,148
Sarepta Therapeutics, Inc. *	217	8,033
SciClone Pharmaceuticals, Inc. *	344	2,153
Sequenom, Inc. *	1,119	3,357
Spectrum Pharmaceuticals, Inc.	1,177	9,934
Stemline Therapeutics, Inc. *	66	1,857
Sunesis Pharmaceuticals, Inc. *	329	1,671
Supernus Pharmaceuticals, Inc. *	327	2,240
Synageva BioPharma Corp. *	106	5,099
Synergy Pharmaceuticals, Inc. *	368	1,656
Synta Pharmaceuticals Corp. *	932	6,254
Targacept, Inc. *	929	4,645
TESARO, Inc. *	52	1,774
Tetraphase Pharmaceuticals, Inc. *	213	1,683
TG Therapeutics, Inc. *	269	1,644
The Medicines Co. *	7,432	229,649
Threshold Pharmaceuticals, Inc. *	1,562	8,466
Trius Therapeutics, Inc. *	610	8,601
Vanda Pharmaceuticals, Inc. *	218	2,542
Verastem, Inc. *	132	2,017
Vical, Inc. *	1,240	4,786
ViroPharma, Inc. *	792	27,181
VIVUS, Inc. *	1,499	22,200
Xenoport, Inc. *	356	1,919
XOMA Corp. *	1,639	8,900
ZIOPHARM Oncology, Inc. *	1,259	3,752

		7,996,882

Real Estate 4.5%
Acadia Realty Trust	333	8,585
AG Mortgage Investment Trust, Inc.	79	1,433
Agree Realty Corp.	205	6,183
Alexander & Baldwin, Inc. *	353	15,634
Alexander’s, Inc.	13	3,926
American Assets Trust, Inc.	432	13,997
American Capital Mortgage Investment Corp.	401	7,852
American Realty Capital Properties, Inc.	1,408	20,346
Anworth Mortgage Asset Corp.	1,734	8,427
Apollo Commercial Real Estate Finance, Inc.	505	8,095
Apollo Residential Mortgage, Inc.	306	4,905
Ares Commercial Real Estate Corp.	544	7,148
ARMOUR Residential REIT, Inc.	4,721	21,056
Ashford Hospitality Trust	944	11,016
Associated Estates Realty Corp.	410	6,265
AV Homes, Inc. *	99	1,599
Campus Crest Communities, Inc.	62,515	709,545
CapLease, Inc.	1,009	8,556
Capstead Mortgage Corp.	1,244	14,704
Cedar Realty Trust, Inc.	1,016	5,629
Chambers Street Properties	2,296	18,575
Chesapeake Lodging Trust	354	8,110
Colonial Properties Trust	671	16,245
Colony Financial, Inc.	61,340	1,243,975
Consolidated-Tomoka Land Co.	43	1,671
Coresite Realty Corp.	342	11,614
Cousins Properties, Inc.	947	9,707

 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CubeSmart	1,521	24,640
CYS Investments, Inc.	2,209	18,335
DCT Industrial Trust, Inc.	2,844	21,358
DiamondRock Hospitality Co.	53,758	521,453
DuPont Fabros Technology, Inc.	773	17,709
Dynex Capital, Inc.	582	5,593
EastGroup Properties, Inc.	304	18,805
Education Realty Trust, Inc.	1,165	10,986
EPR Properties	484	24,384
Equity One, Inc.	364	8,423
Excel Trust, Inc.	688	8,930
FelCor Lodging Trust, Inc. *	1,063	6,420
First Industrial Realty Trust, Inc.	1,384	22,642
First Potomac Realty Trust	864	11,724
Forestar Group, Inc. *	464	10,027
Franklin Street Properties Corp.	1,246	16,584
Getty Realty Corp.	550	11,324
Gladstone Commercial Corp.	236	4,392
Glimcher Realty Trust	1,953	21,952
Government Properties Income Trust	544	13,747
Gramercy Property Trust, Inc. *	1,428	6,783
Healthcare Realty Trust, Inc.	877	22,548
Hersha Hospitality Trust	1,259	7,390
Highwoods Properties, Inc.	688	24,961
Hudson Pacific Properties, Inc.	611	13,259
Inland Real Estate Corp.	1,250	12,862
Invesco Mortgage Capital, Inc.	1,531	25,154
Investors Real Estate Trust	823	7,111
iStar Financial, Inc. *	1,010	11,474
JAVELIN Mortgage Investment Corp.	342	4,579
Kennedy-Wilson Holdings, Inc.	329	5,626
LaSalle Hotel Properties	67,618	1,821,629
Lexington Realty Trust	1,679	21,055
LTC Properties, Inc.	485	18,755
Mack-Cali Realty Corp.	15,000	360,900
Medical Properties Trust, Inc.	1,708	24,937
Monmouth Real Estate Investment Corp., Class A	752	7,355
National Health Investors, Inc.	250	15,647
New Residential Investment Corp.	2,023	13,412
New York Mortgage Trust, Inc.	1,436	9,248
NorthStar Realty Finance Corp.	2,445	23,961
Parkway Properties, Inc.	352	6,160
Pebblebrook Hotel Trust	561	14,951
Pennsylvania Real Estate Investment Trust	629	13,020
PennyMac Mortgage Investment Trust	461	10,179
Physicians Realty Trust *	23,060	265,190
Potlatch Corp.	420	18,493
PS Business Parks, Inc.	150	10,990
RAIT Financial Trust	1,484	11,219
Ramco-Gershenson Properties Trust	811	12,562
Redwood Trust, Inc.	80,653	1,366,262
Resource Capital Corp.	1,460	9,694
Retail Opportunity Investments Corp.	927	12,700
RLJ Lodging Trust	1,217	29,476
Rouse Properties, Inc.	488	9,931
Ryman Hospitality Properties, Inc.	291	10,840
Sabra Health Care REIT, Inc.	591	15,508
Saul Centers, Inc.	205	9,303
Select Income REIT	100	2,698
Silver Bay Realty Trust Corp.	373	6,002
Sovran Self Storage, Inc.	415	28,676
STAG Industrial, Inc.	367	7,608
Strategic Hotels & Resorts, Inc. *	1,973	17,481
Summit Hotel Properties, Inc.	84,570	855,848
Sun Communities, Inc.	354	17,141
Sunstone Hotel Investors, Inc. *	1,913	24,754
Tejon Ranch Co. *	159	5,373
Terreno Realty Corp.	299	5,484
The Geo Group, Inc.	771	26,769
UMH Properties, Inc.	287	3,137
Universal Health Realty Income Trust	106	4,608
Urstadt Biddle Properties, Inc., Class A	224	4,731
Washington Real Estate Investment Trust	491	13,198
Western Asset Mortgage Capital Corp.	133	2,233
Whitestone REIT	404	6,537
Winthrop Realty Trust	146	1,864

		8,313,492

Retailing 5.3%
Aeropostale, Inc. *	1,044	15,796
America’s Car-Mart, Inc. *	38	1,645
ANN, Inc. *	555	18,809
Asbury Automotive Group, Inc. *	434	21,197
Ascena Retail Group, Inc. *	61,300	1,170,217
Barnes & Noble, Inc. *	342	6,105
Bebe Stores, Inc.	766	4,581
Blue Nile, Inc. *	6,082	236,164
Body Central Corp. *	174	2,098
Brown Shoe Co., Inc.	497	11,814
Chico’s FAS, Inc.	80,894	1,385,714
Christopher & Banks Corp. *	284	1,943
Conn’s, Inc. *	138	8,918
Core-Mark Holding Co., Inc.	105	6,578
Destination Maternity Corp.	197	5,922
Express, Inc. *	813	18,333
Five Below, Inc. *	221	8,588
Francesca’s Holdings Corp. *	331	8,229
Fred’s, Inc., Class A	60,510	1,040,772
Genesco, Inc. *	257	18,088
Gordmans Stores, Inc. *	128	1,791
Group 1 Automotive, Inc.	250	18,197
hhgregg, Inc. *	110	1,726
Hibbett Sports, Inc. *	290	17,008
HSN, Inc.	417	25,045
Jos. A. Bank Clothiers, Inc. *	408	16,671
Kirkland’s, Inc. *	479	8,421
Lithia Motors, Inc., Class A	5,776	376,826
Lumber Liquidators Holdings, Inc. *	321	31,079
Monro Muffler Brake, Inc.	26,469	1,138,432
Nutrisystem, Inc.	158	1,977
Office Depot, Inc. *	2,606	11,284
OfficeMax, Inc.	1,012	11,527
Orbitz Worldwide, Inc. *	221	2,035
Penske Automotive Group, Inc.	498	18,516
PetMed Express, Inc.	284	4,757
Pier 1 Imports, Inc.	991	23,288
Pool Corp.	16,922	893,143
RadioShack Corp. *	543	1,482

12

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rent-A-Center, Inc.	485	19,395
Restoration Hardware Holdings, Inc. *	122	8,152
rue21, Inc. *	177	7,395
Saks, Inc. *	1,056	16,917
Select Comfort Corp. *	587	13,413
Shoe Carnival, Inc.	70	1,870
Shutterfly, Inc. *	460	24,651
Sonic Automotive, Inc., Class A	17,291	382,823
Stage Stores, Inc.	31,286	780,899
Stein Mart, Inc.	728	10,170
Systemax, Inc.	178	1,714
The Bon-Ton Stores, Inc.	370	6,978
The Buckle, Inc.	280	15,674
The Cato Corp., Class A	40,486	1,139,681
The Children’s Place Retail Stores, Inc. *	270	14,591
The Finish Line, Inc., Class A	661	14,714
The Men’s Wearhouse, Inc.	598	23,878
The Pep Boys - Manny, Moe & Jack *	705	8,777
Tilly’s, Inc., Class A *	145	2,129
Trans World Entertainment Corp.	344	1,720
Tuesday Morning Corp. *	543	6,092
ValueVision Media, Inc., Class A *	338	2,004
Vitacost.com, Inc. *	446	3,978
Vitamin Shoppe, Inc. *	384	18,444
VOXX International Corp. *	301	4,079
West Marine, Inc. *	151	1,640
Weyco Group, Inc.	68	1,858
Winmark Corp.	26	1,869
Zale Corp. *	197	1,828
Zumiez, Inc. *	26,748	737,442

		9,869,491

Semiconductors & Semiconductor Equipment 1.8%
Advanced Energy Industries, Inc. *	466	10,094
Alpha & Omega Semiconductor Ltd. *	218	1,668
Ambarella, Inc. *	102	1,693
Amkor Technology, Inc. *	1,019	4,300
Applied Micro Circuits Corp. *	734	8,713
ATMI, Inc. *	546	13,568
Brooks Automation, Inc.	992	9,741
Cabot Microelectronics Corp. *	357	13,202
Cavium, Inc. *	31,570	1,154,199
CEVA, Inc. *	10,206	186,055
Cirrus Logic, Inc. *	607	11,703
Cypress Semiconductor Corp. *	1,129	14,417
Diodes, Inc. *	365	10,005
DSP Group, Inc. *	206	1,535
Entegris, Inc. *	1,145	10,912
Entropic Communications, Inc. *	936	4,147
FormFactor, Inc. *	1,114	8,099
GSI Technology, Inc. *	525	3,649
GT Advanced Technologies, Inc. *	983	5,102
Hittite Microwave Corp. *	339	21,181
Inphi Corp. *	620	7,229
Integrated Device Technology, Inc. *	1,097	9,884
International Rectifier Corp. *	572	13,791
Intersil Corp., Class A	1,102	11,251
IXYS Corp.	155	1,742
Kopin Corp. *	1,298	4,816
Lattice Semiconductor Corp. *	1,055	5,444
LTX-Credence Corp. *	1,167	6,255
MaxLinear, Inc., Class A *	247	1,712
Micrel, Inc.	970	10,292
Microsemi Corp. *	13,014	320,925
Mindspeed Technologies, Inc. *	1,088	3,340
MKS Instruments, Inc.	523	14,184
Monolithic Power Systems, Inc.	591	15,472
Nanometrics, Inc. *	628	9,646
NVE Corp. *	36	1,785
OmniVision Technologies, Inc. *	18,786	305,460
PDF Solutions, Inc. *	270	5,540
Photronics, Inc. *	432	3,305
PLX Technology, Inc. *	904	4,954
PMC-Sierra, Inc. *	1,362	8,996
Power Integrations, Inc.	16,896	931,814
Rambus, Inc. *	947	9,233
RF Micro Devices, Inc. *	2,375	12,326
Rubicon Technology, Inc. *	163	1,372
Rudolph Technologies, Inc. *	702	8,670
Semtech Corp. *	713	21,568
Sigma Designs, Inc. *	1,220	6,368
Silicon Image, Inc. *	1,158	6,635
Spansion, Inc., Class A *	809	9,546
SunEdison, Inc. *	2,744	27,660
SunPower Corp. *	269	7,438
Supertex, Inc.	69	1,855
Tessera Technologies, Inc.	654	13,126
TriQuint Semiconductor, Inc. *	1,424	11,378
Ultratech, Inc. *	231	6,750
Veeco Instruments, Inc. *	228	7,925
Volterra Semiconductor Corp. *	399	6,013

		3,349,683

Software & Services 6.7%
Accelrys, Inc. *	1,270	11,087
ACI Worldwide, Inc. *	5,931	280,833
Actuate Corp. *	877	6,472
Acxiom Corp. *	606	15,617
Advent Software, Inc.	537	15,804
American Software, Inc., Class A	406	3,678
Angie’s List, Inc. *	432	9,513
Aspen Technology, Inc. *	20,146	655,551
AVG Technologies NV *	51,510	1,148,673
Bankrate, Inc. *	551	9,879
Bazaarvoice, Inc. *	185	1,939
Blackbaud, Inc.	657	23,054
Blucora, Inc. *	440	8,800
Bottomline Technologies, Inc. *	560	16,279
Brightcove, Inc. *	325	3,322
BroadSoft, Inc. *	474	14,144
CACI International, Inc., Class A *	143	9,495
Callidus Software, Inc. *	789	5,263
Carbonite, Inc. *	132	1,741
Cardtronics, Inc. *	16,045	472,686
Cass Information Systems, Inc.	37	2,043
CIBER, Inc. *	1,423	5,180
CommVault Systems, Inc. *	16,386	1,383,470
comScore, Inc. *	464	13,437
Comverse, Inc. *	197	6,170
Constant Contact, Inc. *	187	3,589
Convergys Corp.	796	15,068

 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cornerstone OnDemand, Inc. *	480	21,139
CoStar Group, Inc. *	334	52,288
CSG Systems International, Inc.	200	4,736
Dealertrack Technologies, Inc. *	360	13,464
Demandware, Inc. *	42	1,866
Dice Holdings, Inc. *	775	6,719
Digimarc Corp.	79	1,658
Digital River, Inc. *	679	11,536
EarthLink, Inc.	768	4,815
Ebix, Inc.	58,103	673,995
eGain Corp. *	198	2,279
Ellie Mae, Inc. *	167	3,933
Envestnet, Inc. *	355	8,836
EPAM Systems, Inc. *	18,843	545,505
EPIQ Systems, Inc.	706	9,185
ePlus, Inc.	28	1,778
Euronet Worldwide, Inc. *	523	19,252
EVERTEC, Inc. *	78	1,864
ExlService Holdings, Inc. *	9,860	276,080
Fair Isaac Corp.	462	23,082
FleetMatics Group plc *	10,140	381,872
Forrester Research, Inc.	26,539	930,988
Global Cash Access Holdings, Inc. *	785	5,487
Global Eagle Entertainment, Inc. *	80,360	908,872
Guidewire Software, Inc. *	346	15,141
Heartland Payment Systems, Inc.	425	15,857
Higher One Holdings, Inc. *	570	6,156
iGATE Corp. *	257	5,991
Imperva, Inc. *	90	4,556
Infoblox, Inc. *	13,640	446,028
Interactive Intelligence Group, Inc. *	204	11,587
Internap Network Services Corp. *	869	7,082
IntraLinks Holdings, Inc. *	807	7,667
j2 Global, Inc.	490	22,427
Jive Software, Inc. *	97	1,302
Keynote Systems, Inc.	55	1,096
Liquidity Services, Inc. *	238	6,783
LivePerson, Inc. *	533	4,925
LogMeIn, Inc. *	331	9,837
Manhattan Associates, Inc. *	221	19,523
ManTech International Corp., Class A	165	4,874
Market Leader, Inc. *	447	5,234
Marketo, Inc. *	77	2,420
MAXIMUS, Inc.	24,556	923,551
Mentor Graphics Corp.	1,019	20,920
MicroStrategy, Inc., Class A *	122	11,591
Millennial Media, Inc. *	197	1,952
Mitek Systems, Inc. *	320	1,837
ModusLink Global Solutions, Inc. *	891	2,771
MoneyGram International, Inc. *	348	7,555
Monotype Imaging Holdings, Inc.	481	11,799
Monster Worldwide, Inc. *	941	5,383
Move, Inc. *	581	8,070
Net Element International, Inc. *	295	1,782
NetScout Systems, Inc. *	369	9,790
NIC, Inc.	599	11,034
NICE Systems Ltd. *	10,250	396,778
OpenTable, Inc. *	264	16,812
Pegasystems, Inc.	340	12,206
Progress Software Corp. *	541	13,844
Proofpoint, Inc. *	14,921	401,524
PROS Holdings, Inc. *	257	8,435
PTC, Inc. *	1,218	32,983
QAD, Inc., Class A	148	1,888
QLIK Technologies, Inc. *	1,050	32,886
QuinStreet, Inc. *	551	5,130
RealPage, Inc. *	505	10,181
Reis, Inc. *	91	1,674
Responsys, Inc. *	433	6,274
Rosetta Stone, Inc. *	128	2,092
Sapiens International Corp. N.V.	293	1,743
Sapient Corp. *	1,309	17,946
SciQuest, Inc. *	370	9,124
SeaChange International, Inc. *	681	8,022
ServiceSource International, Inc. *	546	5,826
Sourcefire, Inc. *	301	22,704
SPS Commerce, Inc. *	72	4,646
SS&C Technologies Holdings, Inc. *	511	18,284
Stamps.com, Inc. *	166	6,617
Sykes Enterprises, Inc. *	329	5,777
Synchronoss Technologies, Inc. *	435	15,003
Syntel, Inc.	187	13,423
Take-Two Interactive Software, Inc. *	938	16,443
Tangoe, Inc. *	24,420	441,025
TechTarget, Inc. *	391	2,108
TeleNav, Inc. *	470	2,881
TeleTech Holdings, Inc. *	251	6,288
The Active Network, Inc. *	820	6,995
The Hackett Group, Inc.	327	1,818
TiVo, Inc. *	1,233	13,625
Travelzoo, Inc. *	203	5,820
Trulia, Inc. *	71	2,645
Tyler Technologies, Inc. *	4,573	341,237
Ultimate Software Group, Inc. *	293	39,643
Unisys Corp. *	391	10,143
United Online, Inc.	776	6,301
ValueClick, Inc. *	801	19,576
VASCO Data Security International, Inc. *	391	3,218
Verint Systems, Inc. *	16,667	596,345
Virnetx Holding Corp. *	369	7,037
VistaPrint N.V. *	301	15,345
Vocus, Inc. *	319	3,260
Vringo, Inc. *	563	1,773
Web.com Group, Inc. *	624	16,212
WebMD Health Corp. *	445	14,689
WEX, Inc. *	477	41,470
XO Group, Inc. *	322	3,851
Xoom Corp. *	74	2,428
Yelp, Inc. *	284	11,871
Zillow, Inc., Class A *	156	11,525
Zix Corp. *	1,368	6,156

		12,394,087

Technology Hardware & Equipment 5.5%
ADTRAN, Inc.	544	14,378
Aeroflex Holding Corp. *	348	2,617
Agilysys, Inc. *	137	1,588
Anaren, Inc. *	131	3,067
Anixter International, Inc. *	285	23,666
ARRIS Group, Inc. *	1,232	18,529
Aruba Networks, Inc. *	72,481	1,288,712
Aviat Networks, Inc. *	1,283	3,400

14

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Avid Technology, Inc. *	773	4,607
Badger Meter, Inc.	136	6,479
Bel Fuse, Inc., Class B	120	1,878
Belden, Inc.	37,916	2,222,257
Benchmark Electronics, Inc. *	401	8,870
Black Box Corp.	134	3,626
CalAmp Corp. *	27,888	428,081
Calix, Inc. *	848	9,905
Checkpoint Systems, Inc. *	467	8,032
Ciena Corp. *	919	20,273
Cognex Corp.	431	22,890
Coherent, Inc.	10,104	572,695
Comtech Telecommunications Corp.	372	10,074
Cray, Inc. *	415	9,616
Daktronics, Inc.	790	8,595
Datalink Corp. *	156	2,031
Diebold, Inc.	30,200	986,332
DTS, Inc. *	346	7,834
Electro Rent Corp.	245	4,381
Electro Scientific Industries, Inc.	263	2,985
Electronics for Imaging, Inc. *	400	12,012
Emulex Corp. *	794	6,360
Extreme Networks, Inc. *	1,418	6,140
Fabrinet *	249	3,688
FARO Technologies, Inc. *	117	4,297
FEI Co.	463	35,859
Finisar Corp. *	1,149	22,210
Fusion-io, Inc. *	445	6,417
Globecomm Systems, Inc. *	656	9,506
GSI Group, Inc. *	370	3,112
Harmonic, Inc. *	788	6,036
Hutchinson Technology, Inc. *	679	2,329
Imation Corp. *	1,184	5,541
Immersion Corp. *	129	1,850
Infinera Corp. *	962	10,495
Insight Enterprises, Inc. *	288	6,160
InterDigital, Inc.	486	19,309
InvenSense, Inc. *	426	7,532
Itron, Inc. *	317	13,669
Ixia *	54,786	761,525
KEMET Corp. *	1,092	4,761
KVH Industries, Inc. *	129	1,805
Littelfuse, Inc.	273	21,837
Maxwell Technologies, Inc. *	653	5,178
Measurement Specialties, Inc. *	130	6,471
Mercury Systems, Inc. *	796	7,387
Mesa Laboratories, Inc.	31	2,023
Methode Electronics, Inc.	461	8,708
MTS Systems Corp.	13,324	840,078
Multi-Fineline Electronix, Inc. *	162	2,450
Navarre Corp. *	612	1,903
NETGEAR, Inc. *	23,879	711,833
Newport Corp. *	655	9,596
Numerex Corp., Class A *	148	1,598
Oplink Communications, Inc. *	255	5,138
OSI Systems, Inc. *	237	16,682
Park Electrochemical Corp.	140	3,808
ParkerVision, Inc. *	408	1,803
PC Connection, Inc.	112	1,900
PC-Tel, Inc.	222	2,142
Plantronics, Inc.	482	22,408
Plexus Corp. *	494	17,275
Procera Networks, Inc. *	410	6,117
QLogic Corp. *	849	9,348
Quantum Corp. *	1,535	2,456
RealD, Inc. *	770	8,201
Rofin-Sinar Technologies, Inc. *	393	9,082
Rogers Corp. *	112	6,230
Ruckus Wireless, Inc. *	143	1,903
Sanmina Corp. *	993	16,345
ScanSource, Inc. *	22,606	805,000
ShoreTel, Inc. *	692	2,692
Silicon Graphics International Corp. *	411	7,735
Sonus Networks, Inc. *	1,630	5,575
STEC, Inc. *	247	1,672
Super Micro Computer, Inc. *	549	6,363
Symmetricom, Inc. *	431	2,215
Synaptics, Inc. *	343	13,720
SYNNEX Corp. *	277	13,717
Tech Data Corp. *	3,209	164,750
Tellabs, Inc.	2,907	6,512
TESSCO Technologies, Inc.	65	2,083
TTM Technologies, Inc. *	856	7,910
Ubiquiti Networks, Inc.	99	2,081
Universal Display Corp. *	598	17,312
ViaSat, Inc. *	418	27,918
Vishay Precision Group, Inc. *	109	1,768
Zebra Technologies Corp., Class A *	15,700	724,869
Zygo Corp. *	108	1,692

		10,213,495

Telecommunication Services 0.8%
8x8, Inc. *	24,522	222,169
Atlantic Tele-Network, Inc.	34	1,734
Cincinnati Bell, Inc. *	1,476	5,092
Cogent Communications Group, Inc.	575	16,457
Consolidated Communications Holdings, Inc.	423	7,398
Fairpoint Communications, Inc. *	420	3,679
General Communication, Inc., Class A *	408	3,611
Hawaiian Telcom Holdco, Inc. *	69	1,920
HickoryTech Corp.	160	1,795
IDT Corp., Class B	265	5,478
inContact, Inc. *	132,320	1,122,074
Inteliquent, Inc.	360	3,002
Iridium Communications, Inc. *	770	6,483
Leap Wireless International, Inc. *	555	9,258
Lumos Networks Corp.	101	1,914
NII Holdings, Inc. *	972	6,979
NTELOS Holdings Corp.	106	1,985
Premiere Global Services, Inc. *	922	10,142
Shenandoah Telecommunications Co.	99	1,908
USA Mobility, Inc.	257	4,014

		1,437,092

Transportation 2.3%
Air Transport Services Group, Inc. *	834	5,571
Allegiant Travel Co.	131	12,757
Arkansas Best Corp.	511	11,089
Atlas Air Worldwide Holdings, Inc. *	17,744	792,092
Echo Global Logistics, Inc. *	281	6,117

 15

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Forward Air Corp.	462	16,895
Hawaiian Holdings, Inc. *	1,342	10,253
Heartland Express, Inc.	900	13,248
Hub Group, Inc., Class A *	5,299	202,687
International Shipholding Corp.	71	1,941
JetBlue Airways Corp. *	2,129	13,924
Knight Transportation, Inc.	249	4,225
Landstar System, Inc.	17,636	953,402
Matson, Inc.	243	6,882
Pacer International, Inc. *	762	4,717
Park-Ohio Holdings Corp. *	53	1,862
Patriot Transportation Holding, Inc. *	56	1,929
Quality Distribution, Inc. *	198	2,091
Republic Airways Holdings, Inc. *	835	11,464
Roadrunner Transportation Systems, Inc. *	377	11,397
Saia, Inc. *	142	4,251
SkyWest, Inc.	318	4,808
Spirit Airlines, Inc. *	509	16,822
Swift Transportation Co. *	1,008	17,983
Universal Truckload Services, Inc. *	73	2,013
US Airways Group, Inc. *	72,502	1,402,914
Uti Worldwide, Inc.	39,366	649,539
Werner Enterprises, Inc.	230	5,534
Wesco Aircraft Holdings, Inc. *	138	2,701
XPO Logistics, Inc. *	248	6,066

		4,197,174

Utilities 2.3%
ALLETE, Inc.	473	25,362
American States Water Co.	229	14,706
Artesian Resources Corp., Class A	77	1,813
Atlantic Power Corp.	1,045	4,452
Atmos Energy Corp.	17,500	774,200
Avista Corp.	534	15,369
Black Hills Corp.	505	26,790
California Water Service Group	444	9,679
Chesapeake Utilities Corp.	37	2,193
Cleco Corp.	650	31,531
Connecticut Water Service, Inc.	59	1,764
Delta Natural Gas Co., Inc.	78	1,776
Dynegy, Inc. *	908	18,923
El Paso Electric Co.	450	16,997
Genie Energy Ltd., Class B *	176	1,815
IDACORP, Inc.	546	28,812
MGE Energy, Inc.	177	10,392
Middlesex Water Co.	87	1,839
New Jersey Resources Corp.	6,529	292,238
Northwest Natural Gas Co.	26,777	1,176,581
NorthWestern Corp.	249	10,508
Ormat Technologies, Inc.	443	10,202
Otter Tail Corp.	409	12,511
Piedmont Natural Gas Co., Inc.	726	25,083
PNM Resources, Inc.	772	18,127
Portland General Electric Co.	700	22,190
SJW Corp.	65	1,813
South Jersey Industries, Inc.	425	25,968
Southwest Gas Corp.	511	25,366
The Empire District Electric Co.	430	9,967
The Laclede Group, Inc.	10,978	503,451
UIL Holdings Corp.	538	21,972
UNS Energy Corp.	12,911	656,524
WGL Holdings, Inc.	10,875	499,924
York Water Co.	254	5,354

		4,306,192

Total Common Stock
(Cost $144,352,191)		177,561,383

Other Investment Companies 4.7% of net assets

Equity Funds 0.7%
iShares Russell 2000 ETF	654	67,800
iShares Russell 2000 Value ETF	14,000	1,273,720

		1,341,520

Money Market Fund 4.0%
State Street Institutional U.S. Government Money Market Fund 0.00% (c)	7,362,095	7,362,095

Total Other Investment Companies
(Cost $8,564,049)		8,703,615

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.01%, 09/12/13 (a)(b)	5,000	5,000
0.04%, 09/12/13 (a)(b)	16,000	15,999
0.05%, 09/12/13 (a)(b)	5,000	5,000
0.01%, 09/19/13 (a)(b)	200,000	199,998
0.04%, 09/19/13 (a)(b)	190,000	189,990

Total Short-Term Investments
(Cost $415,987)		415,987

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $154,256,687 and the unrealized appreciation and depreciation were $35,412,524 and ($2,988,226) respectively, with a net appreciation of $32,424,298.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

16

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, Mini, Long, expires 09/20/13	34	3,545,860	193,671

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

 17

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$177,561,383	$—	$—	$177,561,383
Other Investment Companies[1]	8,703,615	—	—	8,703,615

18

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Short-Term Investments[1]	$—	$415,987	$—	$415,987

Total	$186,264,998	$415,987	$—	$186,680,985

Other Financial Instruments
Futures Contracts[2]	$193,671	$—	$—	$193,671

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$1,808	$—	($357)	$—	($1,451)	$—	$—	$—

Total	$1,808	$—	($357)	$—	($1,451)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46829JUL13

 19

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

94.1%	Common Stock	1,498,830,901	1,907,849,539
0.1%	Preferred Stock	2,822,200	3,004,944
4.8%	Other Investment Company	97,606,541	97,606,541
0.0%	Rights	34,718	35,837
0.2%	Short-Term Investments	3,759,796	3,759,796

99.2%	Total Investments	1,603,054,156	2,012,256,657
0.8%	Other Assets and Liabilities, Net		15,516,655

100.0%	Net Assets		2,027,773,312

	Number	Value
Security	of Shares	($)

Common Stock 94.1% of net assets

Australia 4.6%

Banks 0.3%
Australia & New Zealand Banking Group Ltd.	41,901	1,119,498
Bendigo & Adelaide Bank Ltd.	6,444	61,819
Commonwealth Bank of Australia	24,782	1,651,858
National Australia Bank Ltd.	35,796	1,004,431
Westpac Banking Corp.	47,466	1,316,743

		5,154,349

Capital Goods 0.4%
Leighton Holdings Ltd.	2,271	33,695
Monadelphous Group Ltd.	509,150	7,526,814

		7,560,509

Commercial & Professional Supplies 0.1%
ALS Ltd.	5,060	38,565
Brambles Ltd.	23,345	190,338
Seek Ltd.	69,022	584,908
Transfield Services Ltd.	2,260,626	1,806,722

		2,620,533

Consumer Services 0.3%
Crown Ltd.	6,204	71,329
Echo Entertainment Group Ltd.	12,297	28,991
Flight Centre Ltd.	158,058	6,444,387
TABCORP Holdings Ltd.	10,270	30,166
Tatts Group Ltd.	22,383	64,162

		6,639,035

Diversified Financials 0.0%
ASX Ltd.	2,806	87,779
FlexiGroup Ltd.	87,733	359,466
Macquarie Group Ltd.	4,847	191,039

		638,284

Energy 0.1%
Caltex Australia Ltd.	2,024	34,024
Origin Energy Ltd.	16,850	180,831
Santos Ltd.	14,656	179,837
Whitehaven Coal Ltd.	6,829	12,063
Woodside Petroleum Ltd.	10,320	348,483
WorleyParsons Ltd.	3,314	65,567

		820,805

Food & Staples Retailing 0.1%
Metcash Ltd.	14,377	44,562
Wesfarmers Ltd.	15,554	566,903
Woolworths Ltd.	19,039	570,152

		1,181,617

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	8,985	103,705
Treasury Wine Estates Ltd.	9,858	42,241

		145,946

Health Care Equipment & Services 0.0%
Cochlear Ltd.	852	46,750
Ramsay Health Care Ltd.	1,970	65,175
Sonic Healthcare Ltd.	5,555	71,485

		183,410

Insurance 0.6%
AMP Ltd.	2,814,335	11,427,541
Insurance Australia Group Ltd.	32,789	171,178
QBE Insurance Group Ltd.	18,204	268,853
Suncorp Group Ltd.	20,038	230,514

		12,098,086

Materials 1.1%
Alumina Ltd. *	36,590	31,847
Amcor Ltd.	345,152	3,280,156
BHP Billiton Ltd.	49,777	1,556,264
BHP Billiton Ltd. ADR	86,675	5,437,123
Boral Ltd.	10,945	41,685
DuluxGroup Ltd.	161,850	648,730
Fortescue Metals Group Ltd.	21,499	70,585
Iluka Resources Ltd.	6,278	62,078
Incitec Pivot Ltd.	26,096	61,667
Newcrest Mining Ltd.	11,930	131,408
Orica Ltd.	674,162	10,953,073
Rio Tinto Ltd.	6,818	352,602

		22,627,218

Media 0.0%
REA Group Ltd.	14,121	415,964

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	56,905	3,379,417

Real Estate 0.9%
CFS Retail Property Trust Group	32,493	59,852

 1

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Commonwealth Property Office Fund	11,902,377	12,359,351
Dexus Property Group	72,559	68,395
Federation Centres Ltd.	22,668	47,705
Goodman Group	25,244	107,019
GPT Group	22,446	73,802
Lend Lease Group	8,133	64,060
Mirvac Group	51,235	75,486
Shopping Centres Australasia Property Group	3,392,393	4,924,279
Stockland	32,727	105,276
Westfield Group	32,509	327,877
Westfield Retail Trust	45,683	123,471

		18,336,573

Retailing 0.0%
Harvey Norman Holdings Ltd.	7,965	19,026
Super Retail Group Ltd.	37,367	423,877

		442,903

Software & Services 0.2%
carsales.com Ltd.	464,075	4,148,720
Computershare Ltd.	6,665	58,598

		4,207,318

Telecommunication Services 0.3%
Telstra Corp., Ltd.	1,219,626	5,464,771

Transportation 0.0%
Asciano Ltd.	14,625	66,722
Aurizon Holdings Ltd.	26,915	109,785
Qantas Airways Ltd. *	16,643	18,842
Sydney Airport	1,870	6,034
Toll Holdings Ltd.	10,116	48,423
Transurban Group	20,579	125,339

		375,145

Utilities 0.0%
AGL Energy Ltd.	8,346	109,102
APA Group	12,878	69,455
SP AusNet	24,580	26,056

		204,613

		92,496,496

Austria 0.1%

Banks 0.0%
Erste Group Bank AG	3,290	99,747
Raiffeisen Bank International AG	733	22,246

		121,993

Capital Goods 0.0%
Andritz AG	1,076	58,153

Energy 0.0%
OMV AG	2,275	100,643

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	576	29,746

Materials 0.0%
Voestalpine AG	1,648	63,223

Real Estate 0.0%
Immofinanz AG *	13,432	55,012

Semiconductors & Semiconductor Equipment 0.1%
AMS AG	21,430	1,507,475

Telecommunication Services 0.0%
Telekom Austria AG	2,926	20,326

Utilities 0.0%
Verbund AG	1,021	20,116

		1,976,687

Belgium 0.2%

Banks 0.0%
KBC GROEP N.V.	3,694	148,715

Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	1,210	98,207

Food & Staples Retailing 0.1%
Colruyt S.A.	41,901	2,389,401
Delhaize Group S.A.	1,527	100,753

		2,490,154

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	12,382	1,190,669

Insurance 0.0%
Ageas	3,420	136,989

Materials 0.0%
Solvay S.A.	938	127,150
Umicore S.A.	1,709	76,932

		204,082

Media 0.0%
Telenet Group Holding N.V.	838	40,575

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	1,687	97,139

Telecommunication Services 0.0%
Belgacom S.A.	2,281	55,832

		4,462,362

Brazil 0.6%

Capital Goods 0.1%
Mills Estruturas e Servicos de Engenharia S.A.	180,100	2,249,918

Consumer Services 0.2%
Estacio Participacoes S.A.	459,500	3,548,947
Kroton Educacional S.A.	86,700	1,235,124

		4,784,071

Insurance 0.1%
BB Seguridade Participacoes S.A. *	227,700	1,840,484

Materials 0.1%
Vale S.A. ADR	205,400	2,818,088

Software & Services 0.0%
Linx S.A.	33,900	561,545

Transportation 0.1%
CCR S.A.	120,400	944,686

		13,198,792

2

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Cambodia 0.1%

Consumer Services 0.1%
NagaCorp Ltd.	3,286,000	2,565,862

Canada 3.8%

Capital Goods 0.2%
CAE, Inc.	282,300	3,215,763
Finning International, Inc.	13,350	287,250

		3,503,013

Commercial & Professional Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	152,200	2,934,047

Diversified Financials 0.2%
CI Financial Corp.	61,622	1,861,679
Element Financial Corp. *	179,070	2,217,672

		4,079,351

Energy 0.6%
Canadian Natural Resources Ltd.	68,400	2,121,768
Pason Systems, Inc.	314,100	5,954,169
Suncor Energy, Inc.	105,525	3,337,756

		11,413,693

Food & Staples Retailing 0.1%
Metro, Inc.	31,344	2,248,187

Materials 0.8%
Agrium, Inc.	18,600	1,581,000
CCL Industries, Inc., Class B	34,990	2,370,708
Detour Gold Corp. (b)(f)*	21,058	209,124
First Quantum Minerals Ltd.	17,635	283,300
Norbord, Inc.	90,200	2,849,762
Potash Corp. of Saskatchewan, Inc.	144,325	4,185,425
West Fraser Timber Co., Ltd.	47,810	4,357,874

		15,837,193

Media 0.4%
Thomson Reuters Corp.	254,900	8,686,106

Real Estate 0.3%
Brookfield Asset Management, Inc., Class A	26,987	997,709
Morguard REIT	135,490	2,115,918
Northern Property REIT	139,300	3,688,989

		6,802,616

Transportation 1.1%
Canadian National Railway Co.	121,312	12,114,216
Canadian Pacific Railway Ltd.	70,075	8,610,816
WestJet Airlines Ltd.	37,806	809,787

		21,534,819

		77,039,025

Chile 0.1%

Consumer Durables & Apparel 0.0%
Forus S.A.	59,422	345,766

Diversified Financials 0.0%
Inversiones La Construccion S.A.	19,921	257,037

Real Estate 0.1%
Parque Arauco S.A.	517,317	1,103,596

Software & Services 0.0%
Sonda S.A.	164,392	427,288

		2,133,687

China 1.4%

Automobiles & Components 0.3%
Great Wall Motor Co., Ltd., Class H	570,000	2,660,292
Minth Group Ltd.	2,213,073	3,934,801

		6,595,093

Capital Goods 0.2%
CIMC Enric Holdings Ltd.	1,648,000	2,086,850
Haitian International Holdings Ltd.	1,578,000	2,663,929

		4,750,779

Energy 0.2%
Anton Oilfield Services Group	2,570,000	1,598,351
Hilong Holding Ltd.	3,143,000	1,838,824

		3,437,175

Materials 0.1%
AMVIG Holdings Ltd. (f)	5,574,000	2,457,976

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Sino Biopharmaceutical Ltd.	1,740,000	1,264,351
WuXi PharmaTech Cayman, Inc. ADR *	22,248	493,905

		1,758,256

Software & Services 0.3%
Tencent Holdings Ltd.	122,100	5,527,224

Technology Hardware & Equipment 0.2%
Hollysys Automation Technologies Ltd. *	37,761	512,795
Ju Teng International Holdings Ltd.	4,328,000	2,100,852
Sunny Optical Technology Group Co., Ltd.	1,496,670	1,496,445

		4,110,092

		28,636,595

Cyprus 0.0%

Energy 0.0%
Prosafe SE	59,361	595,015

Denmark 1.4%

Banks 0.0%
Danske Bank A/S *	10,154	186,906

Consumer Durables & Apparel 0.5%
Pandora A/S	237,660	9,486,469

Food, Beverage & Tobacco 0.0%
Carlsberg A/S, Class B	1,681	166,623

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	1,705	99,601
GN Store Nord A/S	102,401	2,117,236
William Demant Holding A/S *	443	39,014

		2,255,851

Insurance 0.0%
Tryg A/S	368	33,356

 3

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.4%
Christian Hansen Holding A/S	274,611	9,101,117

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	6,280	1,065,502
Novozymes A/S, B Shares	3,747	128,436

		1,193,938

Software & Services 0.3%
SimCorp A/S	198,850	6,362,767

Telecommunication Services 0.0%
TDC A/S	10,598	92,738

Transportation 0.0%
AP Moller - Maersk A/S, Series A	9	66,560
AP Moller - Maersk A/S, Series B	20	156,833
DSV A/S	3,059	80,166

		303,559

		29,183,324

Finland 0.3%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	1,651	73,327

Capital Goods 0.1%
Kone Oyj, Class B	7,550	562,310
Metso Oyj	1,916	67,502
Wartsila Oyj Abp	2,658	120,497

		750,309

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	2,071	35,871

Energy 0.0%
Neste Oil Oyj	1,922	27,773

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	1,003	31,545

Insurance 0.2%
Sampo Oyj, A Shares	107,389	4,703,258

Materials 0.0%
Stora Enso Oyj, R Shares	8,723	64,712
UPM-Kymmene Oyj	8,330	92,736

		157,448

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	1,428	34,955

Technology Hardware & Equipment 0.0%
Nokia Oyj *	57,419	227,002

Telecommunication Services 0.0%
Elisa Oyj	2,120	45,650

Utilities 0.0%
Fortum Oyj	6,918	136,835

		6,223,973

France 7.3%

Automobiles & Components 0.1%
Compagnie Generale des Etablissements Michelin	2,745	275,262
Plastic Omnium S.A.	22,940	1,565,015
Renault S.A.	2,997	236,132

		2,076,409

Banks 1.2%
BNP Paribas S.A.	363,168	23,546,811
Credit Agricole S.A. *	14,879	142,033
Natixis	13,865	70,849
Societe Generale S.A.	10,977	441,636

		24,201,329

Capital Goods 0.4%
Alstom S.A.	3,268	110,583
Bouygues S.A.	2,833	82,956
Compagnie de Saint-Gobain	6,158	286,033
Legrand S.A.	3,543	183,587
Nexans S.A.	85,802	4,567,202
Rexel S.A.	2,466	59,979
Safran S.A.	3,491	205,007
Schneider Electric S.A.	8,134	647,961
Thales S.A.	1,517	78,120
Vallourec S.A.	1,597	94,329
Vinci S.A.	7,226	390,861
Zodiac Aerospace	5,358	778,430

		7,485,048

Commercial & Professional Supplies 0.2%
Bureau Veritas S.A.	3,576	106,151
Edenred	2,754	88,259
Societe BIC S.A.	431	47,876
Teleperformance	74,210	3,597,294

		3,839,580

Consumer Durables & Apparel 1.2%
Christian Dior S.A.	28,661	5,078,827
Hermes International	4,233	1,438,185
Kering	44,082	10,109,499
LVMH Moet Hennessy Louis Vuitton S.A.	40,052	7,290,640

		23,917,151

Consumer Services 0.0%
Accor S.A.	2,211	83,341
Sodexo	1,491	136,191

		219,532

Diversified Financials 0.0%
Eurazeo	520	33,409
Wendel S.A.	493	57,000

		90,409

Energy 0.1%
Compagnie Generale de Geophysique - Veritas *	2,590	65,385
Technip S.A.	1,522	167,935
Total S.A.	32,800	1,747,860

		1,981,180

Food & Staples Retailing 0.0%
Carrefour S.A.	9,083	278,280
Casino Guichard Perrachon S.A.	918	94,532

		372,812

Food, Beverage & Tobacco 0.5%
Danone S.A.	115,447	9,142,885
Pernod-Ricard S.A.	3,322	396,370
Remy Cointreau S.A.	330	34,173

		9,573,428

4

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.2%
Essilor International S.A.	3,172	355,001
Medica S.A.	186,943	3,843,761

		4,198,762

Household & Personal Products 0.0%
L’Oreal S.A.	3,759	630,127

Insurance 0.5%
AXA S.A.	321,025	7,075,846
CNP Assurances	2,227	37,664
Euler Hermes S.A.	24,338	2,724,289
SCOR SE	2,591	82,568

		9,920,367

Materials 0.0%
Air Liquide S.A.	4,863	645,570
Arkema S.A.	947	94,906
Imerys S.A.	509	33,653
Lafarge S.A.	2,886	184,615

		958,744

Media 0.7%
Eutelsat Communications S.A.	1,976	55,228
Ipsos	109,533	3,891,200
JC Decaux S.A.	997	31,932
Lagardere S.C.A.	1,770	56,085
Publicis Groupe S.A.	121,595	9,809,784

		13,844,229

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Boiron S.A. (f)	74,612	3,996,210
Eurofins Scientific	20,690	4,532,259
Sanofi	18,453	1,931,728

		10,460,197

Real Estate 0.3%
Fonciere des Regions	412	33,797
Gecina S.A.	329	40,289
ICADE	350	31,649
Klepierre	1,564	67,855
Unibail-Rodamco SE	21,088	5,122,745

		5,296,335

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	9,557	81,875

Software & Services 0.2%
Altran Technologies S.A. *	242,040	1,733,431
AtoS	901	67,778
Cap Gemini S.A.	25,564	1,398,193
Dassault Systemes S.A.	981	128,958

		3,328,360

Technology Hardware & Equipment 0.9%
Ingenico	134,530	10,051,634
Neopost S.A.	109,495	7,865,982

		17,917,616

Telecommunication Services 0.0%
Iliad S.A.	348	82,106
Orange S.A.	28,027	276,432
Vivendi S.A.	18,351	392,394

		750,932

Transportation 0.0%
Aeroports de Paris	519	53,613
Groupe Eurotunnel S.A. - Reg’d	8,871	69,595

		123,208

Utilities 0.3%
EDF S.A.	3,627	106,318
GDF Suez	20,731	434,818
Rubis	99,836	6,377,502
Suez Environnement Co.	4,195	59,519
Veolia Environnement S.A.	5,454	73,424

		7,051,581

		148,319,211

Germany 9.2%

Automobiles & Components 2.6%
Bayerische Motoren Werke AG	228,240	22,339,858
Continental AG	29,301	4,613,999
Daimler AG - Reg’d	260,038	18,039,232
ElringKlinger AG	121,753	4,504,151
SAF-Holland S.A. *	247,020	2,857,470
Volkswagen AG	442	100,443

		52,455,153

Banks 0.3%
Aareal Bank AG *	224,380	6,200,760
Commerzbank AG *	14,145	120,408

		6,321,168

Capital Goods 1.7%
Brenntag AG	11,117	1,829,665
Duerr AG	59,170	3,961,734
GEA Group AG	2,817	116,421
Hochtief AG	480	36,559
KUKA AG	56,270	2,483,779
MAN SE	665	75,810
MTU Aero Engines Holding AG	108,830	9,886,979
NORMA Group	252,228	10,708,741
Osram Licht AG *	1,220	47,555
Rational AG	11,284	3,275,149
Siemens AG - Reg’d	12,207	1,340,710

		33,763,102

Commercial & Professional Supplies 0.3%
Bertrandt AG	5,165	594,709
Bilfinger SE	64,200	6,103,300

		6,698,009

Consumer Durables & Apparel 0.2%
Adidas AG	31,723	3,536,002
Gerry Weber International AG	2,833	126,763
Hugo Boss AG	414	48,067

		3,710,832

Diversified Financials 0.1%
Deutsche Bank AG - Reg’d	15,671	706,971
Deutsche Boerse AG	3,030	214,660

		921,631

Food & Staples Retailing 0.0%
Metro AG	1,944	67,079

Food, Beverage & Tobacco 0.0%
Suedzucker AG	1,360	44,426

Health Care Equipment & Services 0.0%
Celesio AG	1,275	28,813

 5

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fresenius Medical Care AG & Co KGaA	3,256	205,598
Fresenius SE & Co KGaA	1,919	241,578

		475,989

Household & Personal Products 0.0%
Beiersdorf AG	1,597	147,681
Henkel AG & Co. KGaA	2,052	170,050

		317,731

Insurance 0.8%
Allianz SE - Reg’d	98,634	15,370,274
Hannover Rueckversicherung SE - Reg’d	904	67,142
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	2,796	555,210

		15,992,626

Materials 1.0%
BASF SE	14,156	1,254,624
BASF SE ADR	46,050	4,076,346
HeidelbergCement AG	2,226	171,492
K&S AG - Reg’d	2,720	67,186
Lanxess AG	1,318	82,499
Linde AG	2,864	551,700
Symrise AG	343,917	14,852,680
ThyssenKrupp AG *	6,015	130,674

		21,187,201

Media 0.2%
Axel Springer AG	593	31,047
GfK SE (f)	64,177	3,158,981
Kabel Deutschland Holding AG	1,308	147,263

		3,337,291

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg’d	61,960	7,201,913
Merck KGaA	1,024	169,189
QIAGEN N.V. *	169,552	3,483,526
Stada Arzneimittel AG	19,310	905,924

		11,760,552

Real Estate 0.2%
Deutsche Wohnen AG	89,407	1,575,881
TAG Immobilien AG	153,740	1,822,900

		3,398,781

Retailing 0.3%
Fielmann AG	60,527	6,311,530

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	223,748	1,985,516

Software & Services 0.7%
SAP AG	119,005	8,719,664
United Internet AG - Reg’d	1,612	52,654
Wirecard AG	198,870	6,133,908

		14,906,226

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	15,868	1,006,557

Telecommunication Services 0.0%
Deutsche Telekom AG - Reg’d	43,810	532,728
Telefonica Deutschland Holding AG	3,480	23,836

		556,564

Transportation 0.0%
Deutsche Lufthansa AG - Reg’d *	3,433	68,796
Deutsche Post AG - Reg’d	14,072	393,510
Fraport AG Frankfurt Airport Services Worldwide	551	35,671

		497,977

Utilities 0.0%
E.ON SE AG	28,121	477,469
RWE AG	7,394	222,703

		700,172

		186,416,113

Greece 0.0%

Consumer Services 0.0%
OPAP S.A.	3,348	30,047

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. (OTE) *	3,767	34,012

		64,059

Hong Kong 2.4%

Banks 0.1%
Bank of East Asia Ltd.	17,800	66,725
BOC Hong Kong (Holdings) Ltd.	58,000	181,961
Dah Sing Banking Group Ltd.	2,107,600	2,443,978
Hang Seng Bank Ltd.	12,000	183,544

		2,876,208

Capital Goods 0.0%
Hopewell Holdings Ltd.	8,500	26,934
Hutchison Whampoa Ltd.	33,000	372,211
Noble Group Ltd.	58,000	40,750
NWS Holdings Ltd.	20,000	30,667

		470,562

Consumer Durables & Apparel 0.6%
Haier Electronics Group Co., Ltd.	363,000	654,138
Li & Fung Ltd.	90,000	118,940
Man Wah Holdings Ltd.	2,286,800	2,562,799
Techtronic Industries Co., Ltd.	3,501,500	8,552,873
Yue Yuen Industrial Holdings Ltd.	11,000	30,259

		11,919,009

Consumer Services 0.1%
Galaxy Entertainment Group Ltd. *	32,000	168,428
Melco International Development Ltd.	915,000	1,842,312
MGM China Holdings Ltd.	14,000	40,341
Sands China Ltd.	38,000	205,382
Shangri-La Asia Ltd.	26,000	40,871
SJM Holdings Ltd.	29,683	74,323
Wynn Macau Ltd.	23,200	65,724

		2,437,381

Diversified Financials 0.0%
First Pacific Co., Ltd.	36,000	40,684
Hong Kong Exchanges & Clearing Ltd.	16,500	256,369
Value Partners Group Ltd.	663,000	367,101

		664,154

6

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.1%
AIA Group Ltd.	186,000	880,401

Real Estate 0.6%
Cheung Kong (Holdings) Ltd.	21,410	300,516
China Overseas Grand Oceans Group Ltd.	2,155,250	2,555,350
China Overseas Land & Investment Ltd.	1,202,000	3,459,954
Hang Lung Properties Ltd.	35,000	113,299
Henderson Land Development Co., Ltd.	16,500	102,764
Hysan Development Co., Ltd.	10,000	42,432
Kerry Properties Ltd.	11,000	45,219
New World Development Co., Ltd.	54,000	78,764
Sino Land Co., Ltd.	44,000	62,073
Sun Hung Kai Properties Ltd.	24,000	319,933
Swire Pacific Ltd., Class A	10,500	123,844
Swire Properties Ltd.	17,800	52,277
The Link REIT	35,500	173,343
Wharf Holdings Ltd.	513,349	4,410,784
Wheelock & Co., Ltd.	14,000	72,806

		11,913,358

Retailing 0.2%
Emperor Watch & Jewellery Ltd.	25,220,000	1,916,815
Sa Sa International Holdings Ltd.	1,016,000	1,011,870

		2,928,685

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	240,900	2,616,067

Technology Hardware & Equipment 0.3%
AAC Technologies Holdings, Inc.	1,075,500	5,004,424
China High Precision Automation Group Ltd. (a)(f)	766,000	12,247

		5,016,671

Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	34,000	33,219
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,322,000	1,323,363
PCCW Ltd.	60,000	27,306
SmarTone Telecommunications Holdings Ltd.	639,000	1,017,835

		2,401,723

Transportation 0.2%
Cathay Pacific Airways Ltd.	18,000	33,279
MTR Corp., Ltd.	23,500	87,374
Orient Overseas International Ltd.	3,500	19,394
Pacific Basin Shipping Ltd.	5,661,000	3,056,211

		3,196,258

Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	7,400	51,091
CLP Holdings Ltd.	26,500	219,684
Hong Kong & China Gas Co., Ltd.	89,540	229,397
Power Assets Holdings Ltd.	21,000	188,530

		688,702

		48,009,179

India 0.6%

Banks 0.1%
Gruh Finance Ltd.	89,241	310,588
IndusInd Bank Ltd.	99,537	633,760
Yes Bank Ltd.	104,138	554,229

		1,498,577

Capital Goods 0.0%
Eicher Motors Ltd.	9,370	537,691

Diversified Financials 0.0%
Mahindra & Mahindra Financial Services Ltd.	216,800	833,314

Food, Beverage & Tobacco 0.1%
McLeod Russel India Ltd.	372,260	1,754,009

Health Care Equipment & Services 0.1%
Apollo Hospitals Enterprise Ltd.	105,900	1,633,913

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Glenmark Pharmaceuticals Ltd.	149,790	1,422,702
Ipca Laboratories Ltd.	56,559	619,014
Lupin Ltd.	73,748	1,056,504

		3,098,220

Real Estate 0.0%
Oberoi Realty Ltd.	82,032	268,239

Software & Services 0.2%
HCL Technologies Ltd.	79,973	1,232,838
Tata Consultancy Services Ltd.	74,664	2,229,385

		3,462,223

		13,086,186

Indonesia 0.3%

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	2,140,000	1,714,982

Real Estate 0.1%
PT Alam Sutera Realty Tbk	4,747,000	322,831
PT Ciputra Development Tbk	2,867,000	320,896
PT Pakuwon Jati Tbk	49,380,000	1,824,590

		2,468,317

Telecommunication Services 0.1%
PT Telekomunikasi Indonesia (Persero) Tbk	1,898,500	2,196,350

		6,379,649

Ireland 1.5%

Banks 0.0%
Bank of Ireland *	3,099,986	698,497

Capital Goods 0.5%
Eaton Corp. plc	54,700	3,771,565
Grafton Group plc	301,577	2,460,736
Ingersoll-Rand plc	43,200	2,637,360

		8,869,661

Commercial & Professional Supplies 0.4%
Experian plc	468,726	8,789,096

 7

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 0.1%
Dragon Oil plc	119,023	1,119,680

Food, Beverage & Tobacco 0.3%
Glanbia plc	396,956	5,210,746
Kerry Group plc, Class A	2,289	140,687

		5,351,433

Materials 0.2%
CRH plc	11,148	234,275
Smurfit Kappa Group plc	206,440	4,175,002

		4,409,277

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Elan Corp. plc *	7,936	121,361
Shire plc	8,489	309,691

		431,052

		29,668,696

Israel 0.5%

Banks 0.0%
Bank Hapoalim B.M.	15,869	75,885
Bank Leumi Le-Israel B.M. *	18,157	60,917
Mizrahi Tefahot Bank Ltd. *	1,853	19,760

		156,562

Energy 0.0%
Delek Group Ltd.	68	19,096

Materials 0.0%
Israel Chemicals Ltd.	6,666	53,157
The Israel Corp., Ltd. *	35	16,408

		69,565

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Teva Pharmaceutical Industries Ltd.	13,176	523,661

Semiconductors & Semiconductor Equipment 0.0%
Mellanox Technologies Ltd. *	612	27,602

Software & Services 0.5%
Check Point Software Technologies Ltd. *	153,100	8,621,061
NICE Systems Ltd.	898	34,757

		8,655,818

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	26,399	42,643

		9,494,947

Italy 2.9%

Automobiles & Components 0.0%
Brembo S.p.A.	19,135	416,107
Fiat S.p.A. *	13,397	106,819
Pirelli & C. S.p.A	3,567	46,842

		569,768

Banks 1.3%
Banca Monte dei Paschi di Siena S.p.A. *	73,168	20,053
Intesa Sanpaolo S.p.A.	12,937,606	24,679,079
UniCredit S.p.A.	65,736	359,070
Unione di Banche Italiane S.C.P.A.	12,391	52,819

		25,111,021

Capital Goods 0.7%
Fiat Industrial S.p.A.	1,152,133	14,224,461
Finmeccanica S.p.A. *	6,068	31,746
Prysmian S.p.A.	3,054	62,090

		14,318,297

Consumer Durables & Apparel 0.2%
Brunello Cucinelli S.p.A.	80,190	2,173,065
Luxottica Group S.p.A.	2,543	134,728
Tod’s S.p.A.	9,619	1,567,058

		3,874,851

Diversified Financials 0.6%
Azimut Holding S.p.A.	65,239	1,465,846
Banca Generali S.p.A.	449,087	11,284,712
Exor S.p.A.	961	31,681
Mediobanca S.p.A.	7,747	47,726

		12,829,965

Energy 0.1%
Eni S.p.A.	39,252	866,964
Saipem S.p.A.	4,111	87,635
Tenaris S.A.	7,371	164,451

		1,119,050

Insurance 0.0%
Assicurazioni Generali S.p.A.	17,664	349,426

Telecommunication Services 0.0%
Telecom Italia S.p.A.	146,192	100,289
Telecom Italia S.p.A. - RSP	90,360	47,615

		147,904

Transportation 0.0%
Atlantia S.p.A.	4,962	94,466

Utilities 0.0%
Enel Green Power S.p.A.	26,240	58,408
Enel S.p.A.	103,014	344,707
Snam S.p.A.	30,056	142,046
Terna - Rete Elettrica Nationale S.p.A.	21,282	95,058

		640,219

		59,054,967

Japan 13.9%

Automobiles & Components 2.9%
Aisin Seiki Co., Ltd.	2,900	114,882
Bridgestone Corp.	10,100	357,609
Calsonic Kansei Corp.	606,000	3,177,753
Daihatsu Motor Co., Ltd.	3,000	65,941
Denso Corp.	79,300	3,599,561
F.C.C. Co., Ltd.	331,800	7,723,167
Fuji Heavy Industries Ltd.	288,000	7,090,994
Honda Motor Co., Ltd.	281,507	10,427,315
Isuzu Motors Ltd.	505,317	3,582,896
Koito Manufacturing Co., Ltd.	1,485	28,635
Mazda Motor Corp. *	44,000	183,326
Mitsubishi Motors Corp. *	5,800	76,387
Musashi Seimitsu Industry Co., Ltd.	168,000	4,228,663

8

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NGK Spark Plug Co., Ltd.	3,000	59,515
NHK Spring Co., Ltd.	2,200	25,514
Nifco, Inc.	302,300	8,224,143
Nissan Motors Co., Ltd.	38,900	406,201
NOK Corp.	1,600	25,451
Stanley Electric Co., Ltd.	2,200	42,581
Sumitomo Rubber Industries Ltd.	2,600	43,265
Suzuki Motor Corp.	5,400	129,114
The Yokohama Rubber Co., Ltd.	3,000	29,532
Toyoda Gosei Co., Ltd.	1,000	24,548
Toyota Boshoku Corp.	1,000	14,464
Toyota Industries Corp.	2,514	103,199
Toyota Motor Corp.	132,277	8,049,141
TS Tech Co., Ltd.	12,400	406,566
Yamaha Motor Co., Ltd.	4,200	56,259

		58,296,622

Banks 0.9%
Aozora Bank Ltd.	16,000	49,427
Fukuoka Financial Group, Inc.	12,000	54,060
Hokuhoku Financial Group, Inc.	15,000	28,273
Mitsubishi UFJ Financial Group, Inc.	196,400	1,218,270
Mizuho Financial Group, Inc.	352,900	733,969
Resona Holdings, Inc.	29,500	146,373
Seven Bank Ltd.	873,400	3,231,315
Shinsei Bank Ltd.	21,000	46,573
Sumitomo Mitsui Financial Group, Inc.	209,500	9,571,262
Sumitomo Mitsui Trust Holdings, Inc.	49,000	225,354
Suruga Bank Ltd.	105,000	1,863,438
The Bank of Kyoto Ltd.	5,000	39,927
The Bank of Yokohama Ltd.	19,000	104,133
The Chiba Bank Ltd.	12,000	83,022
The Chugoku Bank Ltd.	3,000	38,953
The Gunma Bank Ltd.	6,000	33,920
The Hachijuni Bank Ltd.	7,000	41,068
The Hiroshima Bank Ltd.	8,000	33,253
The Iyo Bank Ltd.	4,000	38,155
The Joyo Bank Ltd.	10,000	53,792
The Nishi-Nippon City Bank Ltd.	10,000	25,774
The Shizuoka Bank Ltd.	8,454	91,424
Yamaguchi Financial Group, Inc.	3,274	31,164

		17,782,899

Capital Goods 2.0%
Aica Kogyo Co., Ltd.	175,800	3,393,619
Aida Engineering Ltd.	244,800	1,928,138
Amada Co., Ltd.	6,000	43,046
Asahi Glass Co., Ltd.	16,000	103,482
Chiyoda Corp.	2,417	28,677
Daifuku Co., Ltd.	392,500	3,584,264
Daikin Industries Ltd.	41,400	1,720,032
Fanuc Corp.	12,551	1,900,378
Fuji Electric Co., Ltd.	8,000	29,888
Furukawa Electric Co., Ltd.	10,000	24,141
Hino Motors Ltd.	4,000	61,298
Hitachi Construction Machinery Co., Ltd.	1,600	31,477
IHI Corp.	20,000	84,132
Itochu Corp.	362,100	4,300,508
JGC Corp.	3,000	105,743
JTEKT Corp.	3,300	41,375
Kajima Corp.	13,000	45,684
Kawasaki Heavy Industries Ltd.	23,000	84,013
Kinden Corp.	2,000	19,435
Komatsu Ltd.	14,600	325,046
Kubota Corp.	17,000	247,476
Kurita Water Industries Ltd.	1,700	34,666
LIXIL Group Corp.	4,000	93,798
Mabuchi Motor Co., Ltd.	400	20,752
Makita Corp.	55,400	2,881,949
Marubeni Corp.	25,445	176,656
Misumi Group, Inc.	131,600	3,577,282
Mitsubishi Corp.	21,349	388,956
Mitsubishi Electric Corp.	30,000	290,918
Mitsubishi Heavy Industries Ltd.	46,000	246,989
Mitsui & Co., Ltd.	27,200	364,334
Nabtesco Corp.	1,400	29,313
NGK Insulators Ltd.	4,000	53,301
Nidec Corp.	1,700	139,616
NSK Ltd.	7,000	65,444
Obayashi Corp.	10,000	53,377
Sanwa Holdings Corp.	566,000	3,114,400
Shimizu Corp.	9,000	37,431
SMC Corp.	837	177,010
Sojitz Corp.	18,800	31,965
Sumitomo Corp.	17,400	232,538
Sumitomo Electric Industries Ltd.	11,800	159,241
Sumitomo Heavy Industries Ltd.	9,000	41,760
Tadano Ltd.	255,000	3,721,830
Taisei Corp.	15,000	58,388
The Japan Steel Works Ltd.	5,000	28,046
THK Co., Ltd.	156,000	3,248,388
Toshiba Corp.	62,000	268,191
Toshiba Plant Systems & Services Corp.	152,000	2,470,076
TOTO Ltd.	4,313	43,970
Toyota Tsusho Corp.	3,200	84,859

		40,237,296

Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	9,000	80,090
Meitec Corp.	91,200	2,464,555
Park24 Co., Ltd.	34,900	642,486
Secom Co., Ltd.	82,100	4,518,781
Toppan Printing Co., Ltd.	9,000	61,078

		7,766,990

Consumer Durables & Apparel 0.1%
Asics Corp.	2,200	36,956
Casio Computer Co., Ltd.	3,600	32,084
Namco Bandai Holdings, Inc.	2,900	46,916
Nikon Corp.	5,300	110,633
Panasonic Corp. *	33,900	300,739
Rinnai Corp.	500	36,609
Sankyo Co., Ltd.	800	35,327
Sega Sammy Holdings, Inc.	3,200	74,398
Sekisui Chemical Co., Ltd.	7,000	70,172
Sekisui House Ltd.	8,355	107,801
Sharp Corp. *	15,419	63,373
Shimano, Inc.	1,145	103,218
Sony Corp.	15,500	325,422
Yamaha Corp.	2,400	30,747

		1,374,395

 9

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.0%
Benesse Holdings, Inc.	1,000	34,486
McDonald’s Holdings Co., Ltd.	1,000	27,756
Oriental Land Co., Ltd.	800	130,172

		192,414

Diversified Financials 0.9%
Acom Co., Ltd. *	610	18,702
AEON Financial Service Co., Ltd.	1,200	34,989
Century Tokyo Leasing Corp.	2,700	74,147
Credit Saison Co., Ltd.	2,600	58,202
Daiwa Securities Group, Inc.	1,338,000	11,350,512
Japan Exchange Group, Inc.	800	75,215
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,700	44,482
Nomura Holdings, Inc.	56,200	426,966
ORIX Corp.	419,300	6,222,900
SBI Holdings, Inc.	3,336	34,906

		18,341,021

Energy 0.0%
Cosmo Oil Co., Ltd. *	9,000	16,699
Idemitsu Kosan Co., Ltd.	340	28,315
Inpex Corp.	34	148,658
Japan Petroleum Exploration Co.	400	17,162
JX Holdings, Inc.	34,900	185,247
Showa Shell Sekiyu K.K.	2,800	25,790
TonenGeneral Sekiyu K.K.	4,367	42,232

		464,103

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	9,500	130,569
FamilyMart Co., Ltd.	29,100	1,284,025
Lawson, Inc.	29,729	2,329,651
Seven & i Holdings Co., Ltd.	11,700	440,755
Sundrug Co., Ltd.	94,400	4,058,673
Tsuruha Holdings, Inc.	7,000	643,738

		8,887,411

Food, Beverage & Tobacco 0.4%
Ajinomoto Co., Inc.	10,000	139,491
Ariake Japan Co., Ltd.	131,000	3,068,670
Asahi Group Holdings Ltd.	6,100	155,385
Calbee, Inc.	35,700	3,435,676
Coca-Cola West Co., Ltd.	900	17,482
Japan Tobacco, Inc.	16,800	586,502
Kikkoman Corp.	3,000	51,616
Kirin Holdings Co., Ltd.	14,000	206,992
Meiji Holdings Co., Ltd.	1,000	46,910
Nippon Meat Packers, Inc.	3,000	46,165
Nisshin Seifun Group, Inc.	3,000	34,754
Nissin Food Holdings Co., Ltd.	900	35,769
Suntory Beverage & Food Ltd. *	1,900	66,949
Toyo Suisan Kaisha Ltd.	1,365	42,675
Yakult Honsha Co., Ltd.	1,500	69,880
Yamazaki Baking Co., Ltd.	2,000	23,588

		8,028,504

Health Care Equipment & Services 1.4%
Alfresa Holdings Corp.	600	29,765
Hogy Medical Co., Ltd.	97,200	5,543,382
M3, Inc.	850	2,339,618
Medipal Holdings Corp.	2,200	27,289
Miraca Holdings, Inc.	110,200	5,314,271
Nihon Kohden Corp.	78,300	3,289,896
Olympus Corp. *	272,900	8,340,901
Ship Healthcare Holdings, Inc.	88,700	3,273,932
Suzuken Co., Ltd.	1,100	34,381
Sysmex Corp.	1,100	70,938
Terumo Corp.	2,400	121,350

		28,385,723

Household & Personal Products 0.2%
Kao Corp.	8,200	262,582
Pigeon Corp. (f)	91,200	4,290,109
Shiseido Co., Ltd.	5,400	82,967
Unicharm Corp.	1,800	95,824

		4,731,482

Insurance 0.1%
MS&AD Insurance Group Holdings, Inc.	7,810	202,133
NKSJ Holdings, Inc.	5,900	148,009
Sony Financial Holdings, Inc.	2,600	42,649
T&D Holdings, Inc.	8,700	109,884
The Dai-ichi Life Insurance Co., Ltd.	131	178,316
Tokio Marine Holdings, Inc.	10,500	335,128

		1,016,119

Materials 0.5%
Nippon Steel & Sumitomo Metal Corp.	115,000	333,641
Air Water, Inc.	2,278	33,374
Asahi Kasei Corp.	19,463	123,088
Daicel Corp.	5,000	43,036
Daido Steel Co., Ltd.	4,373	25,321
Hitachi Chemical Co., Ltd.	1,600	26,921
Hitachi Metals Ltd.	3,000	36,014
JFE Holdings, Inc.	7,300	164,656
JSR Corp.	2,700	48,740
Kaneka Corp.	4,337	29,328
Kansai Paint Co., Ltd.	261,373	3,386,390
Kobe Steel Ltd. *	37,000	58,388
Kuraray Co., Ltd.	5,200	70,921
Maruichi Steel Tube Ltd.	700	16,841
Mitsubishi Chemical Holdings Corp.	20,500	96,190
Mitsubishi Gas Chemical Co., Inc.	6,000	44,353
Mitsubishi Materials Corp.	17,000	59,800
Mitsui Chemicals, Inc.	12,000	27,722
Nitto Denko Corp.	33,600	1,892,754
Oji Holdings Corp.	13,000	55,383
Shin-Etsu Chemical Co., Ltd.	36,824	2,294,151
Showa Denko K.K.	22,000	29,584
Sumitomo Chemical Co., Ltd.	24,000	78,893
Sumitomo Metal Mining Co., Ltd.	8,000	104,275
Taiheiyo Cement Corp.	16,000	53,775
Taiyo Holdings Co., Ltd.	60,000	1,874,651
Taiyo Nippon Sanso Corp.	4,000	28,187
Teijin Ltd.	14,000	30,356
Toray Industries, Inc.	23,000	146,422
Toyo Seikan Group Holdings Ltd.	2,300	38,005
Ube Industries Ltd.	15,000	28,437
Yamato Kogyo Co., Ltd.	600	19,444

		11,299,041

10

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.0%
Dentsu, Inc.	2,900	92,343
Hakuhodo DY Holdings, Inc.	350	24,088
Toho Co., Ltd.	1,700	35,424

		151,855

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Astellas Pharma, Inc.	79,700	4,262,585
Chugai Pharmaceutical Co., Ltd.	3,400	67,416
Daiichi Sankyo Co., Ltd.	10,500	170,872
Dainippon Sumitomo Pharma Co., Ltd.	2,400	31,831
Eisai Co., Ltd.	3,800	160,623
Hisamitsu Pharmaceutical Co., Inc.	900	49,544
Kyowa Hakko Kirin Co., Ltd.	4,000	39,868
Mitsubishi Tanabe Pharma Corp.	3,400	45,800
Ono Pharmaceutical Co., Ltd.	1,300	83,320
Otsuka Holdings Co., Ltd.	5,400	174,315
Santen Pharmaceutical Co., Ltd.	1,100	47,923
Shionogi & Co., Ltd.	4,500	91,284
Taisho Pharmaceutical Holdings Co., Ltd.	600	40,870
Takeda Pharmaceutical Co., Ltd.	12,200	544,048
Tsumura & Co.	900	25,636

		5,835,935

Real Estate 0.2%
Aeon Mall Co., Ltd.	1,210	30,091
Daito Trust Construction Co., Ltd.	1,100	100,512
Daiwa House Industry Co., Ltd.	9,000	165,292
Hulic Co., Ltd.	3,700	44,279
Japan Prime Realty Investment Corp.	11	30,079
Japan Real Estate Investment Corp.	9	94,906
Japan Retail Fund Investment Corp.	34	66,951
Mitsubishi Estate Co., Ltd.	19,255	488,092
Mitsui Fudosan Co., Ltd.	13,000	391,850
Nippon Building Fund, Inc.	11	119,563
Nippon Prologis REIT, Inc.	4	34,687
Nomura Real Estate Holdings, Inc.	2,000	46,516
Nomura Real Estate Office Fund, Inc.	4	17,473
NTT Urban Development Corp.	17	20,493
Sumitomo Realty & Development Co., Ltd.	5,495	229,587
Tokyo Tatemono Co., Ltd.	5,000	41,415
Tokyu Land Corp.	7,000	66,633
Tokyu Livable, Inc.	122,500	2,461,306
United Urban Investment Corp.	28	34,774

		4,484,499

Retailing 0.7%
ABC-Mart, Inc.	400	18,039
Don Quijote Co., Ltd.	73,500	3,844,301
Fast Retailing Co., Ltd.	800	273,227
Isetan Mitsukoshi Holdings Ltd.	5,600	77,231
J. Front Retailing Co., Ltd.	7,000	55,621
Jin Co., Ltd.	11,600	461,144
Marui Group Co., Ltd.	3,300	32,092
Nitori Holdings Co., Ltd.	550	46,924
Rakuten, Inc.	11,400	153,700
Ryohin Keikaku Co., Ltd.	43,700	3,828,677
Sanrio Co., Ltd.	700	34,098
Seria Co., Ltd.	99,500	3,179,624
Shimamura Co., Ltd.	10,242	1,174,242
Takashimaya Co., Ltd.	4,000	39,310
United Arrows Ltd.	14,400	651,000
USS Co., Ltd.	330	39,425
Yamada Denki Co., Ltd.	1,420	57,464

		13,966,119

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	2,200	28,657
Rohm Co., Ltd.	121,100	4,668,593
Sumco Corp.	1,700	14,990
Tokyo Electron Ltd.	2,700	122,827

		4,835,067

Software & Services 0.3%
Dena Co., Ltd.	1,500	28,462
Fujitsu Ltd.	29,000	111,018
Gree, Inc.	1,400	11,353
GungHo Online Entertainment, Inc. *	40	32,565
Itochu Techno-Solutions Corp.	400	15,850
Konami Corp.	1,400	30,981
Nexon Co., Ltd.	132,600	1,674,004
Nintendo Co., Ltd.	1,600	203,853
Nomura Research Institute Ltd.	1,500	49,092
NTT Data Corp.	19	68,087
Oracle Corp., Japan	600	23,372
Otsuka Corp.	246	27,773
Trend Micro, Inc.	1,600	53,135
Yahoo Japan Corp.	6,536	3,473,508

		5,803,053

Technology Hardware & Equipment 1.7%
Brother Industries Ltd.	3,500	38,860
Canon, Inc.	387,660	11,957,045
Citizen Holdings Co., Ltd.	3,900	22,267
FUJIFILM Holdings Corp.	7,200	157,756
Hamamatsu Photonics K.K.	1,000	34,719
Hirose Electric Co., Ltd.	500	66,663
Hitachi High-Technologies Corp.	900	19,616
Hitachi Ltd.	73,000	489,039
Horiba Ltd.	174,200	6,353,030
Hoya Corp.	6,800	146,551
Ibiden Co., Ltd.	1,800	26,826
Japan Aviation Electronics Industry Ltd.	355,000	3,296,564
Keyence Corp.	4,900	1,597,688
Konica Minolta, Inc.	8,000	65,458
Kyocera Corp.	2,400	243,213
Murata Manufacturing Co., Ltd.	3,124	214,555
NEC Corp.	39,000	88,140
Nippon Electric Glass Co., Ltd.	6,000	32,229
Omron Corp.	180,600	5,584,956
Ricoh Co., Ltd.	10,000	112,262
Shimadzu Corp.	4,000	31,503
TDK Corp.	1,900	68,416
Yaskawa Electric Corp.	262,321	3,125,694
Yokogawa Electric Corp.	3,200	41,390

		33,814,440

 11

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
KDDI Corp.	8,200	453,699
Nippon Telegraph & Telephone Corp.	6,800	343,063
NTT DoCoMo, Inc.	237	360,970
Softbank Corp.	14,600	926,755

		2,084,487

Transportation 0.1%
ANA Holdings, Inc.	19,000	39,125
Central Japan Railway Co.	2,200	269,503
East Japan Railway Co.	5,238	421,410
Hankyu Hanshin Holdings, Inc.	17,000	97,249
Japan Airlines Co., Ltd.	900	47,728
Kamigumi Co., Ltd.	4,000	33,155
Keikyu Corp.	7,000	58,404
Keio Corp.	9,000	63,325
Keisei Electric Railway Co., Ltd.	4,266	41,046
Kintetsu Corp.	26,000	111,632
Mitsubishi Logistics Corp.	2,000	29,136
Mitsui O.S.K. Lines, Ltd. *	17,000	65,370
Nippon Express Co., Ltd.	13,000	61,351
Nippon Yusen K.K.	27,000	74,754
Odakyu Electric Railway Co., Ltd.	10,000	94,928
Tobu Railway Co., Ltd.	16,000	82,531
Tokyu Corp.	17,000	110,414
West Japan Railway Co.	2,700	114,009
Yamato Holdings Co., Ltd.	6,000	131,538

		1,946,608

Utilities 0.1%
Chubu Electric Power Co., Inc.	9,931	137,690
Electric Power Development Co., Ltd.	1,900	62,843
Hokkaido Electric Power Co., Inc. *	2,700	35,246
Hokuriku Electric Power Co.	2,500	36,053
Kyushu Electric Power Co., Inc. *	6,400	89,019
Osaka Gas Co., Ltd.	30,000	126,978
Shikoku Electric Power Co., Inc. *	2,700	48,284
The Chugoku Electric Power Co., Inc.	4,500	66,093
The Kansai Electric Power Co., Inc. *	11,700	143,036
Toho Gas Co., Ltd.	6,330	31,629
Tohoku Electric Power Co., Inc. *	6,800	79,360
Tokyo Electric Power Co., Inc. *	21,700	132,407
Tokyo Gas Co., Ltd.	37,000	203,384

		1,192,022

		280,918,105

Luxembourg 0.2%

Energy 0.2%
Subsea 7 S.A.	4,220	80,256
Tenaris S.A. ADR	96,750	4,300,538

		4,380,794

Materials 0.0%
ArcelorMittal	15,267	199,453

Media 0.0%
SES S.A.	4,524	133,158

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	976	78,156

		4,791,561

Mexico 0.3%

Banks 0.1%
Banregio Grupo Financiero S.A.B de C.V.	163,700	991,985

Diversified Financials 0.2%
Compartamos S.A.B. de C.V.	1,982,690	3,588,874

Media 0.0%
Grupo Televisa S.A. ADR	28,000	758,800

		5,339,659

Netherlands 3.1%

Capital Goods 1.1%
European Aeronautic Defence & Space Co., N.V.	8,626	516,567
Koninklijke Boskalis Westminster N.V.	321,279	12,091,234
Koninklijke Philips N.V.	309,554	9,899,196

		22,506,997

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	1,794	86,779

Diversified Financials 0.1%
ING Groep N.V. CVA *	59,758	609,946

Energy 0.6%
Core Laboratories N.V.	26,100	3,904,560
Fugro N.V. CVA	1,037	63,249
Royal Dutch Shell plc, B Shares	40,630	1,437,100
Schlumberger Ltd.	75,725	6,158,714

		11,563,623

Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	342,755	5,646,831

Food, Beverage & Tobacco 0.5%
DE Master Blenders 1753 N.V. *	7,793	128,556
Heineken Holding N.V.	57,359	3,598,080
Heineken N.V.	3,567	250,552
Unilever N.V.	66,975	2,679,670
Unilever N.V. CVA	87,403	3,506,734

		10,163,592

Insurance 0.0%
Aegon N.V.	26,811	206,588
Delta Lloyd N.V.	3,041	65,718

		272,306

Materials 0.5%
Akzo Nobel N.V.	163,300	9,955,712
James Hardie Industries plc CDI	6,557	54,466
Koninklijke DSM N.V.	2,431	170,848

		10,181,026

Media 0.0%
Reed Elsevier N.V.	10,856	207,971
Wolters Kluwer N.V.	4,864	117,494

		325,465

12

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.0%
Corio N.V.	1,077	46,961

Semiconductors & Semiconductor Equipment 0.0%
ASML Holding N.V.	5,497	495,168

Technology Hardware & Equipment 0.0%
Gemalto N.V.	1,173	122,845

Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V. *	46,305	121,937
Ziggo N.V.	2,466	98,149

		220,086

Transportation 0.0%
Koninklijke Vopak N.V.	1,054	60,715
TNT Express N.V.	5,294	41,666

		102,381

		62,344,006

New Zealand 0.6%

Consumer Services 0.2%
SKYCITY Entertainment Group Ltd.	1,223,525	4,090,769

Health Care Equipment & Services 0.1%
Ryman Healthcare Ltd.	114,901	652,196

Materials 0.0%
Fletcher Building Ltd.	10,175	66,036

Retailing 0.1%
Trade Me Ltd.	617,520	2,356,163

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	28,860	51,905

Transportation 0.2%
Auckland International Airport Ltd.	1,617,429	4,064,332

Utilities 0.0%
Contact Energy Ltd.	5,211	22,338

		11,303,739

Nigeria 0.1%

Banks 0.1%
Guaranty Trust Bank plc GDR - Reg’d	139,777	1,107,034

Norway 1.2%

Banks 0.0%
DnB A.S.A.	15,192	252,726

Energy 0.7%
Aker Solutions A.S.A.	2,465	37,147
Farstad Shipping A.S.A. (f)	94,566	2,062,132
Fred Olsen Energy A.S.A.	91,410	4,410,392
Seadrill Ltd.	5,407	231,129
Statoil A.S.A.	243,708	5,290,080
TGS Nopec Geophysical Co. A.S.A.	56,576	1,814,584

		13,845,464

Food, Beverage & Tobacco 0.0%
Orkla A.S.A.	11,571	89,363

Insurance 0.0%
Gjensidige Forsikring A.S.A.	2,999	46,415

Materials 0.0%
Norsk Hydro A.S.A.	13,961	59,348
Yara International A.S.A.	2,941	131,985
Yara International A.S.A. ADR	11,100	498,168

		689,501

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Algeta A.S.A. *	12,215	499,318

Telecommunication Services 0.3%
Telenor A.S.A.	235,895	5,224,293

Transportation 0.2%
Norwegian Air Shuttle A.S.A. *	97,730	4,350,836

		24,997,916

Philippines 0.1%

Banks 0.0%
Security Bank Corp.	159,640	529,298

Food & Staples Retailing 0.1%
Puregold Price Club, Inc.	1,309,700	1,234,814

		1,764,112

Poland 0.1%

Banks 0.0%
Alior Bank S.A. *	11,019	293,388

Food & Staples Retailing 0.1%
Eurocash S.A.	44,853	834,977

		1,128,365

Portugal 0.0%

Banks 0.0%
Banco Espirito Santo, S.A. - Reg’d *	30,126	29,334

Energy 0.0%
Galp Energia, SGPS, S.A.	4,438	70,888

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	3,303	65,258

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	10,082	38,467

Utilities 0.0%
EDP - Energias de Portugal S.A.	28,618	101,739

		305,686

Republic of Korea 0.6%

Capital Goods 0.1%
Sung Kwang Bend Co., Ltd.	108,000	2,784,145

Consumer Services 0.1%
Hotel Shilla Co., Ltd.	38,780	2,295,584

Retailing 0.2%
GS Home Shopping, Inc.	2,876	635,399
Kolao Holdings	96,698	2,686,106

		3,321,505

 13

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co., Ltd.	2,476	2,821,442

Telecommunication Services 0.1%
SK Telecom Co., Ltd.	9,180	1,798,646

		13,021,322

Singapore 3.2%

Banks 0.1%
DBS Group Holdings Ltd.	26,316	345,342
Oversea-Chinese Banking Corp., Ltd.	40,000	332,086
United Overseas Bank Ltd.	20,000	337,383

		1,014,811

Capital Goods 0.1%
Keppel Corp., Ltd.	22,000	179,076
SembCorp Industries Ltd.	15,000	59,884
SembCorp Marine Ltd.	13,000	46,481
Singapore Technologies Engineering Ltd.	820,000	2,761,348
Yangzijiang Shipbuilding Holdings Ltd.	29,000	21,322

		3,068,111

Consumer Services 0.0%
Genting Singapore plc	96,000	100,130

Diversified Financials 0.0%
Singapore Exchange Ltd.	13,000	77,943

Energy 0.5%
Ezion Holdings Ltd.	2,553,000	4,449,994
Ezra Holdings Ltd. *	5,292,000	3,594,904
KrisEnergy Ltd. *	1,297,000	1,245,104

		9,290,002

Food & Staples Retailing 0.0%
Olam International Ltd.	22,000	29,344

Food, Beverage & Tobacco 0.0%
First Resources Ltd.	315,000	415,925
Golden Agri-Resources Ltd.	117,000	48,270
Super Group Ltd.	8,000	30,273
Wilmar International Ltd.	29,000	71,782

		566,250

Media 0.0%
Singapore Press Holdings Ltd.	26,000	89,747

Real Estate 0.8%
Ascendas REIT	3,447,000	6,230,376
CapitaCommercial Trust	30,000	33,113
CapitaLand Ltd.	38,000	96,398
CapitaMall Trust	6,187,200	9,860,693
CapitaMalls Asia Ltd.	20,000	31,338
City Developments Ltd.	8,000	66,855
Global Logistic Properties Ltd.	45,000	100,351
Keppel Land Ltd.	11,000	31,868
UOL Group Ltd.	7,000	38,448

		16,489,440

Retailing 0.1%
Jardine Cycle & Carriage Ltd.	2,000	63,344
Osim International Ltd.	1,627,000	2,623,760

		2,687,104

Telecommunication Services 0.4%
Singapore Telecommunications Ltd.	121,000	376,158
StarHub Ltd.	2,366,000	8,189,519

		8,565,677

Transportation 1.0%
ComfortDelGro Corp., Ltd.	28,000	44,073
Hutchison Port Holdings Trust, Class U	78,000	57,649
SATS Ltd.	3,213,000	8,382,698
SIA Engineering Co., Ltd. (f)	2,505,000	9,599,362
Singapore Airlines Ltd.	8,331	66,259
SMRT Corp., Ltd.	1,379,553	1,535,580

		19,685,621

Utilities 0.2%
Hyflux Ltd.	3,057,000	3,138,969

		64,803,149

South Africa 0.2%

Capital Goods 0.1%
Bidvest Group Ltd.	70,940	1,752,410

Diversified Financials 0.1%
Coronation Fund Managers Ltd.	68,526	455,723
FirstRand Ltd.	585,573	1,756,590

		2,212,313

		3,964,723

Spain 0.6%

Banks 0.2%
Banco Bilbao Vizcaya Argentaria S.A.	84,398	800,345
Banco de Sabadell S.A.	43,861	89,819
Banco Popular Espanol S.A. *	15,535	68,284
Banco Santander S.A.	342,211	2,503,584
Bankia S.A. *	74,028	65,294
Bankinter S.A.	41,200	187,867
CaixaBank	16,959	62,554

		3,777,747

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	2,400	69,108
Ferrovial S.A.	5,945	101,422
Zardoya Otis S.A.	2,201	32,069

		202,599

Commercial & Professional Supplies 0.2%
Prosegur Cia de Seguridad S.A. - Reg’d	679,458	3,504,927

Energy 0.1%
Repsol S.A.	106,170	2,544,587

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	8,853	73,261

Insurance 0.0%
Mapfre S.A.	11,544	42,257

14

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	2,426	102,460

Retailing 0.0%
Inditex S.A.	3,408	454,916

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	5,686	195,555

Telecommunication Services 0.1%
Telefonica S.A. *	63,206	903,351

Transportation 0.0%
Abertis Infraestructuras S.A.	5,664	105,174
International Consolidated Airlines Group S.A. *	13,910	61,700

		166,874

Utilities 0.0%
Acciona S.A.	381	17,966
Enagas S.A.	3,153	77,915
Gas Natural SDG S.A.	5,204	105,950
Iberdrola S.A.	75,547	418,050
Red Electrica Corp. S.A.	1,623	90,502

		710,383

		12,678,917

Sweden 2.8%

Banks 0.1%
Nordea Bank AB	41,092	520,863
Skandinaviska Enskilda Banken AB, A Shares	21,986	242,690
Svenska Handelsbanken AB, A Shares	7,786	353,221
Swedbank AB, A Shares	13,677	329,688

		1,446,462

Capital Goods 1.0%
Alfa Laval AB	5,063	114,898
Assa Abloy AB, B Shares	5,013	222,259
Atlas Copco AB, A Shares	152,234	3,971,125
Atlas Copco AB, B Shares	376,850	8,828,110
Sandvik AB	15,586	197,299
Scania AB, B Shares	4,727	98,618
Skanska AB, B Shares	5,997	113,159
SKF AB, B Shares	254,516	7,064,124
Volvo AB, B Shares	22,768	335,400

		20,944,992

Commercial & Professional Supplies 0.3%
AF AB, B Shares	168,963	4,736,279
Intrum Justitia AB	90,558	2,299,107
Securitas AB, B Shares	4,695	45,762

		7,081,148

Consumer Durables & Apparel 0.0%
Electrolux AB, B Shares	3,606	105,142
Husqvarna AB, B Shares	6,685	40,178
JM AB	9,226	245,288

		390,608

Diversified Financials 0.0%
Industrivarden AB, C Shares	1,765	31,698
Investment AB Kinnevik, B Shares	3,084	92,841
Investor AB, B Shares	7,103	213,268
Ratos AB, B Shares	2,873	25,630

		363,437

Energy 0.0%
Lundin Petroleum AB *	3,337	73,283

Food, Beverage & Tobacco 0.3%
AarhusKarlshamn AB	89,400	5,135,073
Swedish Match AB	3,051	114,111

		5,249,184

Health Care Equipment & Services 0.0%
Elekta AB, B Shares	5,993	102,628
Getinge AB, B Shares	3,001	110,978

		213,606

Household & Personal Products 0.0%
Svenska Cellulosa AB, B Shares	9,015	238,471

Materials 0.3%
Boliden AB	4,101	57,907
Hexpol AB	69,030	5,059,853

		5,117,760

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	126,700	1,483,181

Retailing 0.6%
Hennes & Mauritz AB, B Shares	298,613	11,159,624

Technology Hardware & Equipment 0.1%
Fingerprint Cards AB, B Shares *	220,630	1,379,745
Hexagon AB, B Shares	3,800	116,090
Telefonaktiebolaget LM Ericsson, B Shares	47,070	556,382

		2,052,217

Telecommunication Services 0.0%
Tele2 AB, B Shares	4,754	60,938
TeliaSonera AB	33,575	242,842

		303,780

		56,117,753

Switzerland 7.9%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	44	22,661

Capital Goods 0.5%
ABB Ltd. - Reg’d *	33,956	748,592
Burckhardt Compression Holding AG	11,419	4,559,210
Geberit AG - Reg’d	14,189	3,806,661
Schindler Holding AG	720	103,022
Schindler Holding AG - Reg’d	323	45,035
Sulzer AG - Reg’d	360	53,803

		9,316,323

Commercial & Professional Supplies 0.6%
Adecco S.A. - Reg’d *	160,187	10,184,590
SGS S.A. - Reg’d	773	1,749,614

		11,934,204

Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont S.A., Series A	106,526	10,420,644

 15

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Swatch Group AG - Bearer Shares	479	284,647
The Swatch Group AG - Reg’d	651	67,224

		10,772,515

Diversified Financials 1.7%
Credit Suisse Group AG - Reg’d *	1,022,284	30,028,343
Julius Baer Group Ltd. *	3,221	146,617
Pargesa Holding S.A.	405	29,079
Partners Group Holding AG	8,841	2,341,170
UBS AG - Reg’d *	56,189	1,106,419

		33,651,628

Energy 0.6%
Noble Corp.	156,750	5,987,850
Transocean Ltd.	51,648	2,435,718
Weatherford International Ltd. *	256,375	3,578,995

		12,002,563

Food, Beverage & Tobacco 1.0%
Aryzta AG *	1,308	80,774
Barry Callebaut AG - Reg’d *	27	26,162
Coca-Cola HBC AG CDI *	5,450	141,269
Lindt & Spruengli AG	15	58,930
Lindt & Spruengli AG - Reg’d	2	90,882
Nestle S.A. - Reg’d	200,523	13,571,918
Nestle S.A. - Reg’d ADR	107,312	7,294,533

		21,264,468

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d *	737	81,339

Insurance 0.1%
Baloise Holding AG - Reg’d	712	77,297
Swiss Life Holding AG - Reg’d *	457	82,009
Swiss Re AG *	5,505	438,925
Zurich Insurance Group AG *	2,278	613,621

		1,211,852

Materials 1.0%
EMS-Chemie Holding AG - Reg’d	124	43,528
Givaudan S.A. - Reg’d *	2,361	3,286,158
Glencore Xstrata plc	903,521	3,815,704
Holcim Ltd. - Reg’d *	186,236	13,472,644
Sika AG	35	97,471
Syngenta AG - Reg’d	1,451	573,743

		21,289,248

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Actelion Ltd. - Reg’d *	1,659	110,252
Lonza Group AG - Reg’d *	754	58,034
Novartis AG - Reg’d	96,516	6,938,223
Novartis AG ADR	45,375	3,249,304
Roche Holding AG	43,715	10,757,779

		21,113,592

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	883	64,937

Software & Services 0.2%
Temenos Group AG - Reg’d *	131,840	3,452,583

Telecommunication Services 0.0%
Swisscom AG - Reg’d	365	163,170

Transportation 0.7%
Kuehne & Nagel International AG - Reg’d	109,010	13,192,789

		159,533,872

Taiwan 1.3%

Capital Goods 0.4%
AirTac International Group	602,410	3,406,037
Teco Electric & Machinery Co., Ltd.	3,573,000	3,892,096

		7,298,133

Consumer Durables & Apparel 0.4%
Eclat Textile Co., Ltd.	450,000	3,461,724
Makalot Industrial Co., Ltd.	978,000	5,345,245

		8,806,969

Diversified Financials 0.1%
Chailease Holding Co., Ltd.	812,000	1,947,888

Health Care Equipment & Services 0.0%
St. Shine Optical Co., Ltd.	10,484	293,311

Semiconductors & Semiconductor Equipment 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	316,065	5,366,784
Vanguard International Semiconductor Corp.	1,746,000	1,742,754

		7,109,538

		25,455,839

Thailand 0.3%

Banks 0.1%
Kasikornbank PCL	216,200	1,291,960
Kiatnakin Bank PCL	178,400	245,086

		1,537,046

Consumer Services 0.1%
Minor International PCL	2,300,800	1,690,684

Media 0.0%
BEC World PCL	303,500	596,334

Telecommunication Services 0.1%
Advanced Info Service PCL - Reg’d	88,300	784,262
Jasmine International PCL	7,168,200	1,900,832

		2,685,094

		6,509,158

Turkey 0.1%

Automobiles & Components 0.0%
Tofas Turk Otomobil Fabrikasi A/S	75,030	495,748

Transportation 0.1%
Pegasus Hava Tasimaciligi A/S *	120,360	1,727,496

		2,223,244

United Kingdom 20.1%

Automobiles & Components 0.0%
GKN plc	23,980	127,533

16

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 0.9%
Barclays plc	186,382	814,300
HSBC Holdings plc	284,882	3,234,395
Lloyds Banking Group plc *	11,998,803	12,492,752
Royal Bank of Scotland Group plc *	31,558	152,393
Standard Chartered plc	37,199	862,783

		17,556,623

Capital Goods 4.3%
Ashtead Group plc	783,270	8,403,104
BAE Systems plc	49,054	332,672
Bodycote plc	1,043,365	9,822,096
Bunzl plc	102,691	2,204,302
Cobham plc	745,626	3,266,643
Fenner plc	583,722	3,054,226
IMI plc	96,390	2,013,296
Interserve plc	629,856	4,890,343
Invensys plc	9,740	73,790
Keller Group plc	172,211	2,905,314
Meggitt plc	200,710	1,673,648
Melrose Industries plc	18,513	79,520
Rolls-Royce Holdings plc *	276,063	4,921,953
Rotork plc	452,713	18,267,182
Senior plc	105,744	427,773
Smiths Group plc	359,531	7,561,960
Spirax-Sarco Engineering plc	184,729	8,047,130
The Weir Group plc	3,386	110,777
Travis Perkins plc	3,053	78,998
Ultra Electronics Holdings plc	257,238	7,103,761
Wolseley plc	33,886	1,622,292

		86,860,780

Commercial & Professional Supplies 1.0%
Aggreko plc	4,162	112,829
Babcock International Group plc	192,573	3,446,234
Capita plc	219,016	3,479,309
De La Rue plc	570,562	8,575,552
G4S plc	21,153	72,792
Intertek Group plc	2,390	110,034
RPS Group plc	39,070	134,523
Serco Group plc	539,478	5,158,724

		21,089,997

Consumer Durables & Apparel 0.7%
Barratt Developments plc *	841,010	4,169,061
Bellway plc	301,920	6,336,008
Berkeley Group Holdings plc	86,942	2,986,415
Burberry Group plc	6,834	159,305
Persimmon plc *	3,775	70,946

		13,721,735

Consumer Services 1.0%
Carnival plc	2,747	105,743
Compass Group plc	321,741	4,398,795
Greene King plc	400,266	5,325,839
InterContinental Hotels Group plc	137,176	3,980,536
Restaurant Group plc	426,389	3,423,224
TUI Travel plc	7,543	43,810
Whitbread plc	2,643	129,987
William Hill plc	293,407	2,171,004

		19,578,938

Diversified Financials 0.9%
3i Group plc	14,557	84,755
Aberdeen Asset Management plc	289,057	1,691,844
Ashmore Group plc	127,480	718,828
Close Brothers Group plc	190,360	3,014,321
Hargreaves Lansdown plc	50,947	759,933
ICAP plc	8,336	51,540
IG Group Holdings plc	126,879	1,112,918
Investec plc	8,046	53,833
Jupiter Fund Management plc	169,409	836,167
London Stock Exchange Group plc	2,950	70,394
Provident Financial plc	41,389	1,062,649
Schroders plc	246,095	9,164,659
Schroders plc, Non Voting Shares	1,100	32,077

		18,653,918

Energy 0.7%
AMEC plc	4,981	81,603
BG Group plc	118,509	2,136,973
BP plc	295,311	2,040,253
John Wood Group plc	331,519	4,551,858
Petrofac Ltd.	3,837	76,555
Royal Dutch Shell plc, A Shares	58,680	2,002,230
Tullow Oil plc	250,266	3,958,883

		14,848,355

Food & Staples Retailing 0.5%
J. Sainsbury plc	18,131	108,650
Tesco plc	1,894,795	10,591,775
WM Morrison Supermarkets plc	34,299	150,967

		10,851,392

Food, Beverage & Tobacco 1.5%
Associated British Foods plc	5,619	166,226
British American Tobacco plc	29,950	1,597,736
British American Tobacco plc ADR	43,300	4,611,450
Diageo plc	500,869	15,696,641
Diageo plc ADR	48,725	6,106,704
Imperial Tobacco Group plc	15,069	505,790
SABMiller plc	14,784	724,648
Tate & Lyle plc	7,497	95,770
Unilever plc	19,810	804,454

		30,309,419

Health Care Equipment & Services 0.0%
Smith & Nephew plc	13,959	166,317

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	80,371	5,721,656

Insurance 1.3%
Admiral Group plc	3,040	64,909
Amlin plc	235,584	1,442,595
Aviva plc	44,994	253,874
Direct Line Insurance Group plc	10,282	35,475
Hiscox Ltd.	108,986	1,079,330
Lancashire Holdings Ltd.	107,222	1,314,727
Legal & General Group plc	91,272	267,841
Old Mutual plc	75,509	223,002
Prudential plc	471,229	8,368,937
Resolution Ltd.	21,377	105,199
RSA Insurance Group plc	52,603	100,201
St. James’s Place plc	135,415	1,271,365
Standard Life plc	36,765	212,307

 17

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Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Willis Group Holdings plc	264,200	11,307,760

		26,047,522

Materials 2.1%
Anglo American plc	21,690	465,264
Antofagasta plc	83,483	1,119,895
AZ Electronic Materials S.A.	1,858,451	8,643,041
BHP Billiton plc	32,585	932,728
Croda International plc	373,159	14,252,253
Elementis plc	217,639	829,314
Fresnillo plc	2,689	42,227
Johnson Matthey plc	3,228	139,284
Randgold Resources Ltd.	1,346	99,168
Rexam plc	396,042	2,962,470
Rio Tinto plc	19,564	880,385
Rio Tinto plc ADR	96,700	4,350,533
Vedanta Resources plc	1,793	31,743
Victrex plc	352,754	8,094,780

		42,843,085

Media 0.5%
British Sky Broadcasting Group plc	16,255	204,776
Daily Mail & General Trust plc	190,272	2,338,132
ITV plc	1,933,569	4,973,024
Pearson plc	12,645	259,611
Reed Elsevier plc	18,961	245,428
Rightmove plc	45,966	1,700,051
WPP plc	19,544	352,849

		10,073,871

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Abcam plc	100,973	726,553
AstraZeneca plc	19,208	974,340
GlaxoSmithKline plc	469,012	11,999,029

		13,699,922

Real Estate 0.5%
Big Yellow Group plc	90,425	600,130
British Land Co., plc	14,802	134,573
Countrywide plc *	692,344	6,435,226
Derwent London plc	22,029	807,857
Great Portland Estates plc	328,170	2,767,601
Hammerson plc	10,685	86,153
Intu Properties plc	10,954	56,073
Land Securities Group plc	12,150	175,636
Segro plc	11,121	52,528

		11,115,777

Retailing 0.7%
Dixons Retail plc *	7,739,890	5,339,108
Dunelm Group plc	102,317	1,533,214
Howden Joinery Group plc	892,956	3,928,920
Kingfisher plc	36,805	222,670
Marks & Spencer Group plc	24,746	180,951
Next plc	2,596	197,036
Signet Jewelers Ltd.	36,400	2,661,204

		14,063,103

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	73,263	983,062
Nanoco Group plc *	78,191	195,075

		1,178,137

Software & Services 0.2%
Moneysupermarket.com Group plc	306,353	840,506
Telecity Group plc	252,690	3,414,060
The Sage Group plc	18,865	100,560

		4,355,126

Technology Hardware & Equipment 1.6%
Diploma plc	601,096	5,257,901
Domino Printing Sciences plc (f)	589,965	5,690,052
Halma plc	826,286	6,989,648
Laird plc	1,482,570	4,351,947
Oxford Instruments	10,460	227,790
Spectris plc	257,117	8,233,653
TT Electronics plc	993,774	2,573,804

		33,324,795

Telecommunication Services 0.4%
BT Group plc	990,987	5,127,547
Inmarsat plc	6,807	70,830
Vodafone Group plc	753,012	2,255,327

		7,453,704

Transportation 0.1%
easyJet plc	122,577	2,634,403

Utilities 0.1%
Centrica plc	81,198	482,737
National Grid plc	56,210	671,784
Severn Trent plc	3,562	95,938
SSE plc	14,882	356,268
United Utilities Group plc	10,763	118,049

		1,724,776

		408,000,884

United States 0.1%

Food, Beverage & Tobacco 0.0%
Bunge Ltd.	14,600	1,109,746

Insurance 0.1%
PartnerRe Ltd.	15,925	1,425,924

		2,535,670

Total Common Stock
(Cost $1,498,830,901)		1,907,849,539

Preferred Stock 0.1% of net assets

Germany 0.1%

Automobiles & Components 0.0%
Bayerische Motoren Werke AG	783	59,529
Porsche Automobil Holding SE	2,393	202,895
Volkswagen AG	2,259	535,910

		798,334

Household & Personal Products 0.0%
Henkel AG & Co. KGaA	2,771	270,862

Materials 0.0%
Fuchs Petrolub SE	442	32,983

Media 0.1%
ProsiebenSat.1 Media AG	45,693	1,871,021

18

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Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.0%
RWE AG	585	17,538

		2,990,738

United Kingdom 0.0%

Capital Goods 0.0%
Invensys plc (a)	12,175	14,206

Total Preferred Stock
(Cost $2,822,200)		3,004,944

Other Investment Company 4.8% of net assets

Money Market Fund 4.8%
State Street Institutional U.S. Government Money Market Fund 0.00% (e)	97,606,541	97,606,541

Total Other Investment Company
(Cost $97,606,541)		97,606,541

Rights 0.0% of net assets

Australia 0.0%
ALS Ltd. *	460	285

Hong Kong 0.0%
New Hotel (a)*	675	—

Spain 0.0%
Banco Santander S.A. (a)*	165,888	33,103
CaixaBank *	16,959	1,196
Zardoya Otis S.A. (a)*	2,201	1,253

		35,552

Total Rights
(Cost $34,718)		35,837

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.04%, 09/12/13 (c)(d)	50,000	49,998
0.06%, 09/12/13 (c)(d)	5,000	5,000
0.04%, 09/19/13 (c)(d)	3,700,000	3,699,798
0.01%, 12/09/13 (c)(d)	5,000	5,000

Total Short-Term Investments
(Cost $3,759,796)		3,759,796

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $1,629,505,728 the unrealized appreciation and depreciation were $426,508,797 and ($43,757,868), respectively, with a net unrealized appreciation of $382,750,929.

At 07/31/13, the values of certain foreign securities held by the fund aggregating $1,628,044,045 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $209,124 or 0.0% of net assets.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.
(f)	Illiquid security. At the period end, the value of these amounted to $31,476,193 or 1.6% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

AUD —	Australian dollar
CHF —	Swiss franc
EUR —	euro currency
GBP —	Great British pound
JPY —	Japanese yen
NZD —	New Zealand dollar
SEK —	Swedish krona
USD —	U.S. dollar

In addition to the above the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
MSCI EAFE, e-mini, Long, expires 09/20/13	781	67,294,865	1,774,634

 19

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Portfolio Holdings (Unaudited) continued

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

08/12/2013	Morgan Stanley & Co., Inc.	EUR	9,194,000	USD	12,231,638	15,162
08/12/2013	Morgan Stanley & Co., Inc.	USD	9,387,257	EUR	7,056,000	(162,878)
08/12/2013	Morgan Stanley & Co., Inc.	USD	2,844,381	EUR	2,138,000	(13,873)
08/13/2013	The Bank of New York Mellon Corp.	JPY	1,709,373,000	USD	17,459,602	(252,584)
08/13/2013	The Bank of New York Mellon Corp.	USD	4,068,374	JPY	398,312,000	(145,347)
08/13/2013	The Bank of New York Mellon Corp.	USD	4,868,481	JPY	476,646,000	(190,546)
08/13/2013	The Bank of New York Mellon Corp.	USD	5,559,420	JPY	544,292,000	(124,000)
08/13/2013	The Bank of New York Mellon Corp.	USD	2,963,328	JPY	290,123,000	21,793
08/13/2013	The Bank of New York Mellon Corp.	USD	6,033,392	JPY	590,696,000	227,304
08/14/2013	State Street Bank & Trust Co.	GBP	18,140,000	USD	27,593,100	(725,816)
08/14/2013	State Street Bank & Trust Co.	GBP	6,362,000	USD	9,677,360	180,802
08/14/2013	State Street Bank & Trust Co.	USD	23,396,333	GBP	15,381,000	119,678
08/14/2013	State Street Bank & Trust Co.	USD	4,196,768	GBP	2,759,000	103,300
08/14/2013	State Street Bank & Trust Co.	USD	9,677,360	GBP	6,362,000	297,684
08/15/2013	Deutsche Bank AG	AUD	1,685,000	USD	1,513,218	(76,933)
08/15/2013	Deutsche Bank AG	USD	1,513,218	AUD	1,685,000	152,067
08/16/2013	Deutsche Bank AG	CHF	3,476,000	USD	3,756,342	1,995
08/16/2013	Deutsche Bank AG	USD	3,756,342	CHF	3,476,000	(127,495)
08/19/2013	State Street Bank & Trust Co.	USD	6,292,042	JPY	616,000,000	203,176
09/18/2013	State Street Bank & Trust Co.	CHF	4,700,000	USD	5,080,453	241,079
09/18/2013	State Street Bank & Trust Co.	SEK	2,880,000	USD	441,385	478
09/18/2013	State Street Bank & Trust Co.	USD	22,699,896	CHF	21,000,000	96,457
09/18/2013	State Street Bank & Trust Co.	USD	1,302,698	SEK	8,500,000	(40,484)
09/18/2013	State Street Bank & Trust Co.	USD	1,992,361	SEK	13,000,000	(91,471)
09/18/2013	State Street Bank & Trust Co.	USD	2,084,317	SEK	13,600,000	(38,404)
09/18/2013	State Street Bank & Trust Co.	USD	2,728,003	SEK	17,800,000	(56,613)
10/31/2013	State Street Bank London	USD	5,352,404	AUD	5,990,500	154,243
10/31/2013	State Street Bank London	USD	4,556,273	NZD	5,740,500	48,986
12/18/2013	State Street Bank & Trust Co.	AUD	2,150,000	USD	1,915,264	(30,766)
12/18/2013	State Street Bank & Trust Co.	USD	11,865,726	AUD	13,320,000	1,684,710

Net unrealized gains on Forward Foreign Currency Exchange Contracts						1,471,704

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

20

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Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures contracts (“futures”) and forward foreign currency exchange contracts (“forwards”): Futures and forwards are valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s forward exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

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•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$94,445,029	$—	$94,445,029
Australia[1]	—	66,489,861	—	66,489,861
Materials	5,437,123	17,190,095	—	22,627,218
Pharmaceuticals, Biotechnology & Life Sciences	3,379,417	—	—	3,379,417
Austria[1]	—	469,212	—	469,212
Semiconductors & Semiconductor Equipment	1,507,475	—	—	1,507,475
Belgium[1]	—	4,421,787	—	4,421,787
Media	40,575	—	—	40,575
Brazil[1]	13,198,792	—	—	13,198,792
Canada[1]	77,039,025	—	—	77,039,025
Chile[1]	2,133,687	—	—	2,133,687
China[1]	—	20,310,271	—	20,310,271
Materials	2,457,976	—	—	2,457,976
Pharmaceuticals, Biotechnology & Life Sciences	493,905	1,264,351	—	1,758,256
Technology Hardware & Equipment	512,795	3,597,297	—	4,110,092
Denmark[1]	—	19,437,494	—	19,437,494
Consumer Durables & Apparel	9,486,469	—	—	9,486,469
Food, Beverage & Tobacco	166,623	—	—	166,623
Telecommunication Services	92,738	—	—	92,738
France[1]	—	121,548,640	—	121,548,640
Consumer Services	136,191	83,341	—	219,532
Insurance	2,724,289	7,196,078	—	9,920,367
Pharmaceuticals, Biotechnology & Life Sciences	3,996,210	6,463,987	—	10,460,197
Real Estate	350,157	4,946,178	—	5,296,335
Telecommunication Services	82,106	668,826	—	750,932
Transportation	53,613	69,595	—	123,208

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	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Germany[1]	$—	$116,367,967	$—	$116,367,967
Capital Goods	47,555	33,715,547	—	33,763,102
Materials	4,076,346	17,110,855	—	21,187,201
Media	3,158,981	178,310	—	3,337,291
Pharmaceuticals, Biotechnology & Life Sciences	905,924	10,854,628	—	11,760,552
Hong Kong[1]	—	42,992,508	—	42,992,508
Technology Hardware & Equipment	—	5,004,424	12,247	5,016,671
India[1]	—	9,160,573	—	9,160,573
Capital Goods	537,691	—	—	537,691
Food, Beverage & Tobacco	1,754,009	—	—	1,754,009
Health Care Equipment & Services	1,633,913	—	—	1,633,913
Ireland[1]	—	15,447,602	—	15,447,602
Capital Goods	6,408,925	2,460,736	—	8,869,661
Food, Beverage & Tobacco	643,878	4,707,555	—	5,351,433
Israel[1]	—	839,129	—	839,129
Software & Services	8,621,061	34,757	—	8,655,818
Japan[1]	—	267,086,548	—	267,086,548
Food, Beverage & Tobacco	66,949	7,961,555	—	8,028,504
Software & Services	11,353	5,791,700	—	5,803,053
Luxembourg[1]	—	410,767	—	410,767
Energy	4,300,538	80,256	—	4,380,794
Mexico[1]	5,339,659	—	—	5,339,659
Netherlands[1]	—	40,616,791	—	40,616,791
Energy	10,063,274	1,500,349	—	11,563,623
Food, Beverage & Tobacco	2,808,226	7,355,366	—	10,163,592
Nigeria[1]	1,107,034	—	—	1,107,034
Norway[1]	—	10,462,951	—	10,462,951
Energy	2,062,132	11,783,332	—	13,845,464
Materials	498,168	191,333	—	689,501
Poland[1]	—	293,388	—	293,388
Food & Staples Retailing	834,977	—	—	834,977
Republic of Korea[1]	—	9,699,817	—	9,699,817
Retailing	635,399	2,686,106	—	3,321,505
Singapore[1]	—	35,827,526	—	35,827,526
Energy	1,245,104	8,044,898	—	9,290,002
Transportation	9,599,362	10,086,259	—	19,685,621
Spain[1]	—	8,901,170	—	8,901,170
Banks	65,294	3,712,453	—	3,777,747
Sweden[1]	—	54,671,291	—	54,671,291
Banks	242,690	1,203,772	—	1,446,462
Switzerland[1]	—	95,836,926	—	95,836,926
Capital Goods	4,559,210	4,757,113	—	9,316,323
Energy	11,746,627	255,936	—	12,002,563
Food, Beverage & Tobacco	7,294,533	13,969,935	—	21,264,468
Pharmaceuticals, Biotechnology & Life Sciences	3,249,304	17,864,288	—	21,113,592

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	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Taiwan[1]	$—	$18,346,301	$—	$18,346,301
Semiconductors & Semiconductor Equipment	5,366,784	1,742,754	—	7,109,538
Thailand
Banks	245,086	1,291,960	—	1,537,046
Consumer Services	1,690,684	—	—	1,690,684
Media	596,334	—	—	596,334
Telecommunication Services	2,685,094	—	—	2,685,094
United Kingdom[1]	—	148,558,344	—	148,558,344
Capital Goods	2,905,314	83,955,466	—	86,860,780
Food, Beverage & Tobacco	10,718,154	19,591,265	—	30,309,419
Insurance	11,343,235	14,704,287	—	26,047,522
Materials	4,350,533	38,492,552	—	42,843,085
Pharmaceuticals, Biotechnology & Life Sciences	726,553	12,973,369	—	13,699,922
Real Estate	6,435,226	4,680,551	—	11,115,777
Retailing	2,661,204	11,401,899	—	14,063,103
Semiconductors & Semiconductor Equipment	195,075	983,062	—	1,178,137
Technology Hardware & Equipment	13,521,757	19,803,038	—	33,324,795
United States[1]	2,535,670	—	—	2,535,670
Preferred Stock[1]	—	2,990,738	—	2,990,738
United Kingdom[1]	—	—	14,206	14,206
Other Investment Company[1]	97,606,541	—	—	97,606,541
Rights
Australia	285	—	—	285
Hong Kong	—	—	—	—
Spain	1,196	—	34,356	35,552
Short-Term Investments[1]	—	3,759,796	—	3,759,796

Total	$380,392,007	$1,631,803,841	$60,809	$2,012,256,657

Other Financial Instruments
Futures Contract[2]	$1,774,634	$—	$—	$1,774,634
Forward Foreign Currency Exchange Contracts[2]	—	3,548,914	—	3,548,914

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($2,077,210)	$—	($2,077,210)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

24

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
	October 31,	Discounts	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2012	(Premiums)	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Hong Kong	$30,640	$—	$—	($18,393)	$—	$—	$—	$—	$12,247
Preferred Stock
United Kingdom	32,214	—	296	(783)	14,612	(32,133)	—	—	14,206
Rights
Spain	—	—	—	763	33,593	—	—	—	34,356
Corporate Bonds
Brazil	28,510	89	(3,908)	88,682	—	(113,373)	—	—	—

Total	$91,364	$89	($3,612)	$70,269	$48,205	($145,506)	$—	$—	$60,809

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $14,647,939 and $32,431,516 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

On July 31, 2013, the fund had open forward foreign currency exchange contracts and equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk. The fund also invests in forwards to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. The primary risk associated with investing in forwards is currency risk.

REG46830JUL13

 25

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	47,307,128	57,820,187
3.0%	Short-Term Investment	1,820,668	1,820,668

99.8%	Total Investments	49,127,796	59,640,855
0.2%	Other Assets and Liabilities, Net		94,438

100.0%	Total Net Assets		59,735,293

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 39.9%

Global Real Estate 1.9%
Schwab Global Real Estate Fund (a)	173,145	1,144,491

International 9.1%
American Century International Growth Fund, Institutional Shares	86,221	1,079,493
Laudus International MarketMasters Fund, Select Shares (a)	109,681	2,389,943
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	25,430	220,987
Laudus Mondrian International Equity Fund, Institutional Shares (a)	88,756	699,400
William Blair International Small Cap Growth Fund, Institutional Shares	69,338	1,075,436

		5,465,259

Large-Cap 23.1%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	219,093	3,693,903
Schwab Core Equity Fund (a)	141,757	3,196,611
Schwab Dividend Equity Fund (a)	99,897	1,777,175
Schwab S&P 500 Index Fund (a)	115,519	3,063,564
TCW Relative Value Large Cap Fund	108,809	2,053,228

		13,784,481

Small-Cap 5.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	65,094	1,076,647
Schwab Small-Cap Equity Fund (a)	100,122	2,369,898

		3,446,545

		23,840,776

Fixed-Income Funds 53.6%

Inflation-Protected Bond 5.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	270,731	3,040,307

Intermediate-Term Bond 32.7%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	139,470	1,708,512
PIMCO Total Return Fund, Institutional Shares	356,588	3,847,588
Schwab Intermediate-Term Bond Fund (a)	160,183	1,621,051
Schwab Total Bond Market Fund (a)	1,327,121	12,382,035

		19,559,186

International Bond 0.8%
Laudus Mondrian International Fixed Income Fund (a)	43,815	473,207

Short-Term Bond 15.0%
Schwab Short-Term Bond Market Fund (a)	967,346	8,938,280

		32,010,980

Money Market Fund 3.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.03% (a)(b)	1,968,431	1,968,431

Total Other Investment Companies
(Cost $47,307,128)		57,820,187

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 3.0% of net assets

Time Deposit 3.0%
Citibank
0.03%, 08/01/13	1,820,668	1,820,668

Total Short-Term Investment
(Cost $1,820,668)		1,820,668

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $50,120,146 and the unrealized appreciation and depreciation were $9,686,063 and ($165,354), respectively, with a net unrealized appreciation of $9,520,709.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

2

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$57,820,187	$—	$—	$57,820,187
Short-Term Investment[1]	—	1,820,668	—	1,820,668

Total	$57,820,187	$1,820,668	$—	$59,640,855

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG46838JUL13

 3

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.0%	Other Investment Companies	73,198,167	86,461,434
4.4%	Short-Term Investments	3,966,657	3,966,657

100.4%	Total Investments	77,164,824	90,428,091
(0.4%)	Other Assets and Liabilities, Net		(380,293)

100.0%	Total Net Assets		90,047,798

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.0% of net assets

Equity Funds 47.5%

Global Real Estate 2.3%
Schwab Global Real Estate Fund (a)	311,402	2,058,366

International 10.9%
American Century International Growth Fund, Institutional Shares	156,247	1,956,215
Laudus International MarketMasters Fund, Select Shares (a)	194,338	4,234,615
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	47,390	411,820
Laudus Mondrian International Equity Fund, Institutional Shares (a)	171,654	1,352,637
William Blair International Small Cap Growth Fund, Institutional Shares	123,424	1,914,303

		9,869,590

Large-Cap 27.4%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	388,305	6,546,825
Schwab Core Equity Fund (a)	261,710	5,901,552
Schwab Dividend Equity Fund (a)	178,635	3,177,922
Schwab S&P 500 Index Fund (a)	207,302	5,497,646
TCW Relative Value Large Cap Fund	190,219	3,589,435

		24,713,380

Small-Cap 6.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	119,641	1,978,857
Schwab Small-Cap Equity Fund (a)	177,782	4,208,108

		6,186,965

		42,828,301

Fixed-Income Funds 47.6%

Inflation-Protected Bond 4.3%
Schwab Treasury Inflation Protected Securities Index Fund (a)	345,488	3,879,834

Intermediate-Term Bond 30.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	241,255	2,955,371
PIMCO Total Return Fund, Institutional Shares	600,888	6,483,584
Schwab Intermediate-Term Bond Fund (a)	253,409	2,564,503
Schwab Total Bond Market Fund (a)	1,661,776	15,504,373

		27,507,831

International Bond 1.1%
Laudus Mondrian International Fixed Income Fund (a)	91,025	983,073

Short-Term Bond 11.6%
Schwab Short-Term Bond Market Fund (a)	1,133,197	10,470,744

		42,841,482

Money Market Fund 0.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.03% (a)(b)	791,651	791,651

Total Other Investment Companies
(Cost $73,198,167)		86,461,434

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.4% of net assets

Time Deposits 4.4%
Citibank
0.03%, 08/01/13	2,728,360	2,728,360
Wells Fargo
0.03%, 08/01/13	1,238,297	1,238,297

Total Short-Term Investments
(Cost $3,966,657)		3,966,657

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $77,650,195 and the unrealized appreciation and depreciation were $12,996,179 and ($218,283), respectively, with a net unrealized appreciation of $12,777,896

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

2

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$86,461,434	$—	$—	$86,461,434
Short-Term Investments[1]	—	3,966,657	—	3,966,657

Total	$86,461,434	$3,966,657	$—	$90,428,091

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG46839JUL13

 3

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.1%	Other Investment Companies	290,217,538	371,582,965
3.7%	Short-Term Investments	14,554,288	14,554,288

99.8%	Total Investments	304,771,826	386,137,253
0.2%	Other Assets and Liabilities, Net		675,481

100.0%	Total Net Assets		386,812,734

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.1% of net assets

Equity Funds 60.0%

Global Real Estate 2.9%
Schwab Global Real Estate Fund (a)	1,700,026	11,237,170

International 13.9%
American Century International Growth Fund, Institutional Shares	837,255	10,482,437
Laudus International MarketMasters Fund, Select Shares (a)	1,035,902	22,572,303
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	269,726	2,343,915
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,005,954	7,926,917
William Blair International Small Cap Growth Fund, Institutional Shares	679,450	10,538,276

		53,863,848

Large-Cap 34.5%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	2,072,716	34,945,993
Schwab Core Equity Fund (a)	1,460,844	32,942,037
Schwab Dividend Equity Fund (a)	958,866	17,058,227
Schwab S&P 500 Index Fund (a)	1,124,430	29,819,891
TCW Relative Value Large Cap Fund	996,895	18,811,400

		133,577,548

Small-Cap 8.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	658,208	10,886,765
Schwab Small-Cap Equity Fund (a)	951,644	22,525,405

		33,412,170

		232,090,736

Fixed-Income Funds 36.1%

Inflation-Protected Bond 2.9%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,008,634	11,326,959

Intermediate-Term Bond 25.1%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,095,795	13,423,484
PIMCO Total Return Fund, Institutional Shares	2,681,615	28,934,624
Schwab Intermediate-Term Bond Fund (a)	1,008,529	10,206,318
Schwab Total Bond Market Fund (a)	4,746,578	44,285,573

		96,849,999

International Bond 1.3%
Laudus Mondrian International Fixed Income Fund (a)	468,431	5,059,056

Short-Term Bond 6.8%
Schwab Short-Term Bond Market Fund (a)	2,841,582	26,256,215

		139,492,229

Total Other Investment Companies
(Cost $290,217,538)		371,582,965

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.7%
BNP Paribas
0.03%, 08/01/13	2,966,339	2,966,339
Societe Generale
0.03%, 08/01/13	11,587,949	11,587,949

Total Short-Term Investments
(Cost $14,554,288)		14,554,288

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $307,143,156 and the unrealized appreciation and depreciation were $80,372,917 and ($1,378,820), respectively, with a net unrealized appreciation of $78,994,097.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

 1

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

2

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$371,582,965	$—	$—	$371,582,965
Short-Term Investments[1]	—	14,554,288	—	14,554,288

Total	$371,582,965	$14,554,288	$—	$386,137,253

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG46840JUL13

 3

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Other Investment Companies	177,107,200	215,289,398
3.0%	Short-Term Investments	6,735,283	6,735,283

100.0%	Total Investments	183,842,483	222,024,681
0.0%	Other Assets and Liabilities, Net		70,079

100.0%	Total Net Assets		222,094,760

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.0% of net assets

Equity Funds 69.4%

Global Real Estate 3.4%
Schwab Global Real Estate Fund (a)	1,138,467	7,525,270

International 16.1%
American Century International Growth Fund, Institutional Shares	552,859	6,921,791
Laudus International MarketMasters Fund, Select Shares (a)	681,563	14,851,252
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	194,206	1,687,648
Laudus Mondrian International Equity Fund, Institutional Shares (a)	695,801	5,482,909
William Blair International Small Cap Growth Fund, Institutional Shares	447,500	6,940,727

		35,884,327

Large-Cap 39.9%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,366,591	23,040,726
Schwab Core Equity Fund (a)	984,418	22,198,616
Schwab Dividend Equity Fund (a)	634,053	11,279,796
Schwab S&P 500 Index Fund (a)	746,826	19,805,822
TCW Relative Value Large Cap Fund	651,449	12,292,841

		88,617,801

Small-Cap 10.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	438,608	7,254,568
Schwab Small-Cap Equity Fund (a)	628,221	14,869,982

		22,124,550

		154,151,948

Fixed-Income Funds 27.6%

Inflation-Protected Bond 2.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	396,583	4,453,629

Intermediate-Term Bond 20.3%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	600,452	7,355,534
PIMCO Total Return Fund, Institutional Shares	1,431,262	15,443,316
Schwab Intermediate-Term Bond Fund (a)	505,744	5,118,131
Schwab Total Bond Market Fund (a)	1,828,055	17,055,751

		44,972,732

International Bond 1.2%
Laudus Mondrian International Fixed Income Fund (a)	248,466	2,683,431

Short-Term Bond 4.1%
Schwab Short-Term Bond Market Fund (a)	977,019	9,027,658

		61,137,450

Total Other Investment Companies
(Cost $177,107,200)		215,289,398

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
Citibank
0.03%, 08/01/13	6,653,206	6,653,206
Wells Fargo
0.03%, 08/01/13	82,077	82,077

Total Short-Term Investments
(Cost $6,735,283)		6,735,283

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $184,984,194 and the unrealized appreciation and depreciation were $37,993,085 and ($952,598), respectively, with a net unrealized appreciation of $37,040,487.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 1

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

2

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$215,289,398	$—	$—	$215,289,398
Short-Term Investments[1]	—	6,735,283	—	6,735,283

Total	$215,289,398	$6,735,283	$—	$222,024,681

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG46841JUL13

 3

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.5%	Other Investment Companies	413,332,436	556,835,663
2.4%	Short-Term Investment	13,967,369	13,967,369

99.9%	Total Investments	427,299,805	570,803,032
0.1%	Other Assets and Liabilities, Net		452,706

100.0%	Total Net Assets		571,255,738

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.5% of net assets

Equity Funds 77.1%

Global Real Estate 3.8%
Schwab Global Real Estate Fund (a)	3,255,208	21,516,926

International 18.0%
American Century International Growth Fund, Institutional Shares	1,591,910	19,930,716
Laudus International MarketMasters Fund, Select Shares (a)	1,907,170	41,557,242
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	528,245	4,590,449
Laudus Mondrian International Equity Fund, Institutional Shares (a)	2,100,836	16,554,586
William Blair International Small Cap Growth Fund, Institutional Shares	1,291,963	20,038,352

		102,671,345

Large-Cap 44.3%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	3,882,820	65,464,347
Schwab Core Equity Fund (a)	2,836,081	63,953,632
Schwab Dividend Equity Fund (a)	1,806,379	32,135,474
Schwab S&P 500 Index Fund (a)	2,131,185	56,519,023
TCW Relative Value Large Cap Fund	1,841,213	34,743,695

		252,816,171

Small-Cap 11.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,260,069	20,841,537
Schwab Small-Cap Equity Fund (a)	1,786,697	42,291,125

		63,132,662

		440,137,104

Fixed-Income Funds 20.4%

Inflation-Protected Bond 1.5%
Schwab Treasury Inflation Protected Securities Index Fund (a)	764,124	8,581,109

Intermediate-Term Bond 15.5%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,297,541	15,894,873
PIMCO Total Return Fund, Institutional Shares	3,094,718	33,392,005
Schwab Intermediate-Term Bond Fund (a)	1,056,682	10,693,622
Schwab Total Bond Market Fund (a)	3,102,768	28,948,827

		88,929,327

International Bond 1.0%
Laudus Mondrian International Fixed Income Fund (a)	515,090	5,562,967

Short-Term Bond 2.4%
Schwab Short-Term Bond Market Fund (a)	1,474,584	13,625,156

		116,698,559

Total Other Investment Companies
(Cost $413,332,436)		556,835,663

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.4% of net assets

Time Deposit 2.4%
Societe Generale
0.03%, 08/01/13	13,967,369	13,967,369

Total Short-Term Investment
(Cost $13,967,369)		13,967,369

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $431,439,952 and the unrealized appreciation and depreciation were $141,843,354 and ($2,480,274), respectively, with a net unrealized appreciation of $139,363,080.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 1

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

2

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$556,835,663	$—	$—	$556,835,663
Short-Term Investment[1]	—	13,967,369	—	13,967,369

Total	$556,835,663	$13,967,369	$—	$570,803,032

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG46842JUL13

 3

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Other Investment Companies	138,132,223	174,025,914
2.2%	Short-Term Investment	3,844,560	3,844,560

99.9%	Total Investments	141,976,783	177,870,474
0.1%	Other Assets and Liabilities, Net		169,184

100.0%	Total Net Assets		178,039,658

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.7% of net assets

Equity Funds 84.0%

Global Real Estate 4.1%
Schwab Global Real Estate Fund (a)	1,107,324	7,319,414

International 19.6%
American Century International Growth Fund, Institutional Shares	542,067	6,786,685
Laudus International MarketMasters Fund, Select Shares (a)	644,694	14,047,876
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	189,169	1,643,876
Laudus Mondrian International Equity Fund, Institutional Shares (a)	727,781	5,734,913
William Blair International Small Cap Growth Fund, Institutional Shares	434,851	6,744,533

		34,957,883

Large-Cap 48.2%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,314,979	22,170,542
Schwab Core Equity Fund (a)	970,487	21,884,490
Schwab Dividend Equity Fund (a)	612,732	10,900,505
Schwab S&P 500 Index Fund (a)	724,382	19,210,611
TCW Relative Value Large Cap Fund	621,001	11,718,290

		85,884,438

Small-Cap 12.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	427,809	7,075,961
Schwab Small-Cap Equity Fund (a)	607,263	14,373,922

		21,449,883

		149,611,618

Fixed-Income Funds 13.7%

Inflation-Protected Bond 0.9%
Schwab Treasury Inflation Protected Securities Index Fund (a)	138,554	1,555,957

Intermediate-Term Bond 10.9%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	321,812	3,942,196
PIMCO Total Return Fund, Institutional Shares	743,903	8,026,717
Schwab Intermediate-Term Bond Fund (a)	216,837	2,194,390
Schwab Total Bond Market Fund (a)	569,100	5,309,702

		19,473,005

International Bond 0.6%
Laudus Mondrian International Fixed Income Fund (a)	104,394	1,127,458

Short-Term Bond 1.3%
Schwab Short-Term Bond Market Fund (a)	244,359	2,257,876

		24,414,296

Total Other Investment Companies
(Cost $138,132,223)		174,025,914

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.2% of net assets

Time Deposit 2.2%
Citibank
0.03%, 08/01/13	3,844,560	3,844,560

Total Short-Term Investment
(Cost $3,844,560)		3,844,560

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $142,889,475 and the unrealized appreciation and depreciation were $35,532,258 and ($551,259), respectively, with a net unrealized appreciation of $34,980,999.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$174,025,914	$—	$—	$174,025,914
Short-Term Investment[1]	—	3,844,560	—	3,844,560

Total	$174,025,914	$3,844,560	$—	$177,870,474

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG46843JUL13

 3

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	420,545,070	575,686,459
2.0%	Short-Term Investment	11,865,824	11,865,824

99.9%	Total Investments	432,410,894	587,552,283
0.1%	Other Assets and Liabilities, Net		550,607

100.0%	Total Net Assets		588,102,890

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 89.1%

Global Real Estate 4.4%
Schwab Global Real Estate Fund (a)	3,882,601	25,663,992

International 20.8%
American Century International Growth Fund, Institutional Shares	1,891,419	23,680,568
Laudus International MarketMasters Fund, Select Shares (a)	2,255,349	49,144,046
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	640,125	5,562,686
Laudus Mondrian International Equity Fund, Institutional Shares (a)	2,559,516	20,168,984
William Blair International Small Cap Growth Fund, Institutional Shares	1,547,077	23,995,168

		122,551,452

Large-Cap 51.1%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	4,594,008	77,454,967
Schwab Core Equity Fund (a)	3,412,582	76,953,719
Schwab Dividend Equity Fund (a)	2,143,359	38,130,363
Schwab S&P 500 Index Fund (a)	2,538,413	67,318,721
TCW Relative Value Large Cap Fund	2,163,434	40,824,007

		300,681,777

Small-Cap 12.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,510,441	24,982,700
Schwab Small-Cap Equity Fund (a)	2,115,176	50,066,222

		75,048,922

		523,946,143

Fixed-Income Funds 8.8%

Inflation-Protected Bond 0.5%
Schwab Treasury Inflation Protected Securities Index Fund (a)	245,392	2,755,755

Intermediate-Term Bond 7.3%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	855,142	10,475,484
PIMCO Total Return Fund, Institutional Shares	1,862,213	20,093,282
Schwab Intermediate-Term Bond Fund (a)	389,544	3,942,184
Schwab Total Bond Market Fund (a)	920,925	8,592,229

		43,103,179

International Bond 0.3%
Laudus Mondrian International Fixed Income Fund (a)	167,948	1,813,833

Short-Term Bond 0.7%
Schwab Short-Term Bond Market Fund (a)	440,211	4,067,549

		51,740,316

Total Other Investment Companies
(Cost $420,545,070)		575,686,459

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.0% of net assets

Time Deposit 2.0%
Societe Generale
0.03%, 08/01/13	11,865,824	11,865,824

Total Short-Term Investment
(Cost $11,865,824)		11,865,824

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $436,771,702 and the unrealized appreciation and depreciation were $151,870,653 and ($1,090,072), respectively, with a net unrealized appreciation of $150,780,581.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 1

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

2

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$575,686,459	$—	$—	$575,686,459
Short-Term Investment[1]	—	11,865,824	—	11,865,824

Total	$575,686,459	$11,865,824	$—	$587,552,283

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG46844JUL13

 3

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	12,371,621	12,936,299
1.9%	Short-Term Investment	245,656	245,656

99.8%	Total Investments	12,617,277	13,181,955
0.2%	Other Assets and Liabilities, Net		29,418

100.0%	Total Net Assets		13,211,373

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 91.9%

Global Real Estate 4.5%
Schwab Global Real Estate Fund (a)	89,934	594,461

International 21.5%
American Century International Growth Fund, Institutional Shares	43,445	543,929
Laudus International MarketMasters Fund, Select Shares (a)	52,393	1,141,633
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	16,186	140,659
Laudus Mondrian International Equity Fund, Institutional Shares (a)	59,200	466,493
William Blair International Small Cap Growth Fund, Institutional Shares	35,506	550,699

		2,843,413

Large-Cap 52.7%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	106,571	1,796,784
Schwab Core Equity Fund (a)	79,271	1,787,560
Schwab Dividend Equity Fund (a)	50,012	889,715
Schwab S&P 500 Index Fund (a)	58,728	1,557,469
TCW Relative Value Large Cap Fund	49,737	938,535

		6,970,063

Small-Cap 13.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	35,609	588,967
Schwab Small-Cap Equity Fund (a)	48,654	1,151,630

		1,740,597

		12,148,534

Fixed-Income Funds 6.0%

Inflation-Protected Bond 0.3%
Schwab Treasury Inflation Protected Securities Index Fund (a)	2,874	32,280

Intermediate-Term Bond 5.0%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	16,684	204,383
PIMCO Total Return Fund, Institutional Shares	33,059	356,708
Schwab Intermediate-Term Bond Fund (a)	2,742	27,753
Schwab Total Bond Market Fund (a)	7,763	72,424

		661,268

International Bond 0.1%
Laudus Mondrian International Fixed Income Fund (a)	942	10,179

Short-Term Bond 0.6%
Schwab Short-Term Bond Market Fund (a)	9,095	84,038

		787,765

Total Other Investment Companies
(Cost $12,371,621)		12,936,299

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.9% of net assets

Time Deposit 1.9%
Societe Generale
0.03%, 08/01/13	245,656	245,656

Total Short-Term Investment
(Cost $245,656)		245,656

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $12,626,852 and the unrealized appreciation and depreciation were $612,152 and ($57,049), respectively, with a net unrealized appreciation of $555,103.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab Target 2045 Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab Target 2045 Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$12,936,299	$—	$—	$12,936,299
Short-Term Investment[1]	—	245,656	—	245,656

Total	$12,936,299	$245,656	$—	$13,181,955

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG47715JUL13

 3

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Other Investment Companies	9,597,935	10,045,831
2.0%	Short-Term Investment	207,513	207,513

100.0%	Total Investments	9,805,448	10,253,344
0.0%	Other Assets and Liabilities, Net		3,535

100.0%	Total Net Assets		10,256,879

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.0% of net assets

Equity Funds 94.5%

Global Real Estate 4.7%
Schwab Global Real Estate Fund (a)	71,853	474,946

International 22.1%
American Century International Growth Fund, Institutional Shares	34,777	435,410
Laudus International MarketMasters Fund, Select Shares (a)	41,634	907,199
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	11,980	104,109
Laudus Mondrian International Equity Fund, Institutional Shares (a)	47,805	376,704
William Blair International Small Cap Growth Fund, Institutional Shares	28,687	444,939

		2,268,361

Large-Cap 54.2%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	84,669	1,427,514
Schwab Core Equity Fund (a)	63,200	1,425,171
Schwab Dividend Equity Fund (a)	39,710	706,436
Schwab S&P 500 Index Fund (a)	46,668	1,237,630
TCW Relative Value Large Cap Fund	40,417	762,670

		5,559,421

Small-Cap 13.5%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	27,909	461,615
Schwab Small-Cap Equity Fund (a)	39,034	923,942

		1,385,557

		9,688,285

Fixed-Income Funds 3.5%

Inflation-Protected Bond 0.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	266	2,983

Intermediate-Term Bond 3.0%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	8,175	100,143
PIMCO Total Return Fund, Institutional Shares	16,261	175,461
Schwab Intermediate-Term Bond Fund (a)	1,027	10,389
Schwab Total Bond Market Fund (a)	2,242	20,921

		306,914

International Bond 0.0%
Laudus Mondrian International Fixed Income Fund (a)	263	2,840

Short-Term Bond 0.5%
Schwab Short-Term Bond Market Fund (a)	4,849	44,809

		357,546

Total Other Investment Companies
(Cost $9,597,935)		10,045,831

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.0% of net assets

Time Deposit 2.0%
Citibank
0.03%, 08/01/13	207,513	207,513

Total Short-Term Investment
(Cost $207,513)		207,513

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $9,806,077 and the unrealized appreciation and depreciation were $490,487 and ($43,220), respectively, with a net unrealized appreciation of $447,267.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab Target 2050 Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab Target 2050 Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$10,045,831	$—	$—	$10,045,831
Short-Term Investment[1]	—	207,513	—	207,513

Total	$10,045,831	$207,513	$—	$10,253,344

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG47715JUL13

 3

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	3,738,790	4,004,368
2.5%	Short-Term Investment	103,601	103,601

100.4%	Total Investments	3,842,391	4,107,969
(0.4%)	Other Assets and Liabilities, Net		(17,501)

100.0%	Total Net Assets		4,090,468

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 96.0%

Global Real Estate 4.7%
Schwab Global Real Estate Fund (a)	29,091	192,290

International 22.5%
American Century International Growth Fund, Institutional Shares	14,170	177,414
Laudus International MarketMasters Fund, Select Shares (a)	16,831	366,753
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	4,727	41,074
Laudus Mondrian International Equity Fund, Institutional Shares (a)	19,408	152,932
William Blair International Small Cap Growth Fund, Institutional Shares	11,654	180,756

		918,929

Large-Cap 55.1%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	34,612	583,554
Schwab Core Equity Fund (a)	25,532	575,750
Schwab Dividend Equity Fund (a)	16,012	284,859
Schwab S&P 500 Index Fund (a)	18,881	500,731
TCW Relative Value Large Cap Fund	16,330	308,139

		2,253,033

Small-Cap 13.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	11,238	185,871
Schwab Small-Cap Equity Fund (a)	15,920	376,833

		562,704

		3,926,956

Fixed-Income Funds 1.9%

Inflation-Protected Bond 0.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	141	1,583

Intermediate-Term Bond 1.8%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,013	24,658
PIMCO Total Return Fund, Institutional Shares	4,329	46,715
Schwab Intermediate-Term Bond Fund (a)	154	1,556
Schwab Total Bond Market Fund (a)	108	1,007

		73,936

International Bond 0.1%
Laudus Mondrian International Fixed Income Fund (a)	175	1,893

		77,412

Total Other Investment Companies
(Cost $3,738,790)		4,004,368

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.5% of net assets

Time Deposit 2.5%
Societe Generale
0.03%, 08/01/13	103,601	103,601

Total Short-Term Investment
(Cost $103,601)		103,601

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $3,846,188 and the unrealized appreciation and depreciation were $278,570 and ($16,789), respectively, with a net unrealized appreciation of $261,781.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab Target 2055 Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab Target 2055 Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$4,004,368	$—	$—	$4,004,368
Short-Term Investment[1]	—	103,601	—	103,601

Total	$4,004,368	$103,601	$—	$4,107,969

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG47715JUL13

 3

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

100.0%	Other Investment Companies	138,747,431	164,147,945

100.0%	Total Investments	138,747,431	164,147,945
0.0%	Other Assets and Liabilities		14,903

100.0%	Net Assets		164,162,848

	Number	Value
Security	of Shares	($)

Other Investment Companies 100.0% of net assets

Equity Funds 61.0%

Large-Cap 51.0%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,505,499	25,382,721
Schwab Core Equity Fund (a)	2,586,230	58,319,496

		83,702,217

Small-Cap 10.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	994,751	16,453,175

		100,155,392

Fixed-Income Funds 36.0%

Intermediate-Term Bond 36.0%
Schwab Intermediate-Term Bond Fund (a)	1,971,177	19,948,310
Schwab Total Bond Market Fund (a)	4,189,447	39,087,539

		59,035,849

Money Market Fund 3.0%
State Street Institutional U.S. Government Money Market Fund 0.00% (b)	4,956,704	4,956,704

Total Other Investment Companies
(Cost $138,747,431)		164,147,945

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $141,232,208 and the unrealized appreciation and depreciation were $23,345,639 and ($429,902), respectively, with a net unrealized appreciation of $22,915,737.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

 1

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$164,147,945	$—	$—	$164,147,945

Total	$164,147,945	$—	$—	$164,147,945

[1]	As categorized in Portfolio Holdings.

2

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG46831JUL13

 3

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	385,392,993	555,413,334
0.4%	Short-Term Investment	2,047,696	2,047,696

100.0%	Total Investments	387,440,689	557,461,030
0.0%	Other Assets and Liabilities, Net		256,125

100.0%	Total Net Assets		557,717,155

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 99.6%

International 29.7%
Schwab International Index Fund (a)	9,056,648	165,464,963

Large-Cap 45.0%
Schwab S&P 500 Index Fund (a)	9,463,982	250,984,790

Small-Cap 24.9%
Schwab Small-Cap Index Fund (a)	5,314,095	138,963,581

Total Other Investment Companies
(Cost $385,392,993)		555,413,334

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Societe Generale
0.03%, 08/01/13	2,047,696	2,047,696

Total Short-Term Investment
(Cost $2,047,696)		2,047,696

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $401,954,752 and the unrealized appreciation and depreciation were $155,506,278 and ($0), respectively, with a net unrealized appreciation of $155,506,278.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

 1

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$555,413,334	$—	$—	$555,413,334
Short-Term Investment[1]	—	2,047,696	—	2,047,696

Total	$555,413,334	$2,047,696	$—	$557,461,030

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG46832JUL13

2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.9%	Other Investment Companies	393,814,437	627,022,481
3.2%	Short-Term Investments	20,875,419	20,875,419

100.1%	Total Investments	414,689,856	647,897,900
(0.1%)	Other Assets and Liabilities, Net		(366,945)

100.0%	Total Net Assets		647,530,955

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.9% of net assets

Equity Funds 80.6%

International 20.1%
Schwab International Index Fund (a)	7,106,569	129,837,020

Large-Cap 40.5%
Schwab S&P 500 Index Fund (a)	9,886,921	262,201,158

Small-Cap 20.0%
Schwab Small-Cap Index Fund (a)	4,962,293	129,763,956

		521,802,134

Fixed-Income Fund 14.6%

Intermediate-Term Bond 14.6%
Schwab Total Bond Market Fund (a)	10,093,343	94,170,890

Money Market Fund 1.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.03% (a)(b)	11,049,457	11,049,457

Total Other Investment Companies
(Cost $393,814,437)		627,022,481

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.2% of net assets

Time Deposits 3.2%
BNP Paribas
0.03%, 08/01/13	1,437,641	1,437,641
Societe Generale
0.03%, 08/01/13	19,437,778	19,437,778

Total Short-Term Investments
(Cost $20,875,419)		20,875,419

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $419,630,176 and the unrealized appreciation and depreciation were $228,267,724 and ($0), respectively, with a net unrealized appreciation of $228,267,724.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 1

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$627,022,481	$—	$—	$627,022,481
Short-Term Investments[1]	—	20,875,419	—	20,875,419

Total	$627,022,481	$20,875,419	$—	$647,897,900

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG46835JUL13

 3

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	310,438,277	451,852,080
3.2%	Short-Term Investments	14,985,672	14,985,672

100.0%	Total Investments	325,423,949	466,837,752
0.0%	Other Assets and Liabilities, Net		115,940

100.0%	Total Net Assets		466,953,692

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 60.5%

International 15.0%
Schwab International Index Fund (a)	3,837,352	70,108,419

Large-Cap 30.5%
Schwab S&P 500 Index Fund (a)	5,363,326	142,235,407

Small-Cap 15.0%
Schwab Small-Cap Index Fund (a)	2,679,611	70,071,838

		282,415,664

Fixed-Income Fund 34.6%

Intermediate-Term Bond 34.6%
Schwab Total Bond Market Fund (a)	17,299,437	161,403,751

Money Market Fund 1.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.03% (a)(b)	8,032,665	8,032,665

Total Other Investment Companies
(Cost $310,438,277)		451,852,080

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.2% of net assets

Time Deposits 3.2%
BNP Paribas
0.03%, 08/01/13	982,859	982,859
Societe Generale
0.03%, 08/01/13	14,002,813	14,002,813

Total Short-Term Investments
(Cost $14,985,672)		14,985,672

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $333,185,983 and the unrealized appreciation and depreciation were $133,651,769 and ($0), respectively, with a net unrealized appreciation of $133,651,769.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

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Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

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 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$451,852,080	$—	$—	$451,852,080
Short-Term Investments[1]	—	14,985,672	—	14,985,672

Total	$451,852,080	$14,985,672	$—	$466,837,752

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG46833JUL13

 3

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	148,505,018	191,930,559
3.2%	Short-Term Investments	6,379,168	6,379,168

100.0%	Total Investments	154,884,186	198,309,727
(0.0%)	Other Assets and Liabilities, Net		(82,486)

100.0%	Total Net Assets		198,227,241

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 40.5%

International 10.0%
Schwab International Index Fund (a)	1,084,454	19,812,983

Large-Cap 20.5%
Schwab S&P 500 Index Fund (a)	1,530,027	40,576,321

Small-Cap 10.0%
Schwab Small-Cap Index Fund (a)	758,415	19,832,544

		80,221,848

Fixed-Income Fund 54.6%

Intermediate-Term Bond 54.6%
Schwab Total Bond Market Fund (a)	11,599,319	108,221,647

Money Market Fund 1.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.03% (a)(b)	3,487,064	3,487,064

Total Other Investment Companies
(Cost $148,505,018)		191,930,559

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.2% of net assets

Time Deposits 3.2%
BNP Paribas
0.03%, 08/01/13	435,337	435,337
Societe Generale
0.03%, 08/01/13	5,943,831	5,943,831

Total Short-Term Investments
(Cost $6,379,168)		6,379,168

End of Investments.

At 07/31/13, the tax basis cost of the fund’s investments was $162,722,519 and the unrealized appreciation and depreciation were $35,587,208 and ($0), respectively, with a net unrealized appreciation of $35,587,208.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 1

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$191,930,559	$—	$—	$191,930,559
Short-Term Investments[1]	—	6,379,168	—	6,379,168

Total	$191,930,559	$6,379,168	$—	$198,309,727

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

REG46834JUL13

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Capital Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 9/13/2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 9/13/2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: 9/13/2013